UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-03213
NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)
1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406-2850
(Address of principal executive offices) (Zip code)
Eric E. Miller, Esq.
1000 Continental Drive
Suite 400
King of Prussia, Pennsylvania 19406-2850
(Name and address of agent for service)
Registrant’s telephone number, including area code: (610) 230-2839
Date of fiscal year end: December 31, 2010
Date of reporting period: January 1, 2010 through June 30, 2010
     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

NVIT Money Market Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MMKT (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Money Market Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Money Market Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a]	01/01/10 - 06/30/10[a]

Class I Shares	Actual		1,000.00	1,000.00	1.39	0.28
	Hypothetical	[b]	1,000.00	1,023.41	1.40	0.28

Class II Shares	Actual		1,000.00	1,000.00	1.39	0.28
	Hypothetical	[b]	1,000.00	1,023.41	1.40	0.28

Class IV Shares	Actual		1,000.00	1,000.00	1.44	0.29
	Hypothetical	[b]	1,000.00	1,023.36	1.45	0.29

Class V Shares	Actual		1,000.00	1,000.00	1.39	0.28
	Hypothetical	[b]	1,000.00	1,023.41	1.40	0.28

Class Y Shares	Actual		1,000.00	1,000.00	1.39	0.28
	Hypothetical	[b]	1,000.00	1,023.41	1.40	0.28

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Money Market Fund
June 30, 2010 (Unaudited)

Asset Allocation

Commercial Paper	61.0%
U.S. Government Sponsored & Agency Obligations	13.9%
Certificates of Deposit	12.8%
Mutual Funds	9.8%
Corporate Bonds	1.5%
Other assets in excess of liabilities	1.0%

100.0%

Top Industries †

Finance-Retail	21.1%
Finance-Commercial	18.9%
Banking	17.9%
Asset Management	9.9%
Finance-Automotive	6.8%
Diversified	5.0%
Food & Beverage	0.9%
Pharmaceuticals and Health Care	0.6%
Retail	0.1%
Other Industries	18.8%

100.0%

Top Holdings †

Federated Prime Cash Obligations Fund, Institutional Shares, Class I	5.0%
Enterprise Funding Co. LLC, 0.09%, 07/01/10	5.0%
General Electric Co., 0.08%, 07/01/10	5.0%
Federated Prime Obligations Fund, Institutional Shares, Class I	4.9%
Federal Home Loan Banks, 0.29%, 07/09/10	4.4%
Credit Agricole Corporate and Investment Bank — New York, 0.45%, 08/12/10	4.0%
Yorktown Capital LLC, 0.33%, 07/26/10	3.7%
FCAR Owner Trust, 0.60%, 07/09/10	3.0%
Alpine Securitization Corp., 0.26%, 07/02/10	2.7%
Banco Bilbao Vizcaya Argentaria SA, 0.47%, 08/06/10	2.7%
Other Holdings	59.6%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Money Market Fund

Certificates of Deposit 12.8%

	Principal Amount	Market Value

Banking 12.8%
Banco Bilbao Vizcaya Argentaria SA, 0.47%, 08/06/10	$66,500,000	$66,500,332
Bank of Montreal, 0.35%, 12/06/10	8,000,000	8,000,000
Barclays Bank PLC, 0.60%, 01/21/11	35,000,000	35,000,000
BNP Paribas, 0.31%, 07/15/10	21,000,000	21,000,000
Credit Agricole Corporate and Investment Bank — New York
0.45%, 08/12/10	100,000,000	100,000,000
0.34%, 08/20/10	8,000,000	8,000,000
Societe Generale — New York, 0.36%, 07/30/10	60,000,000	60,000,000
State Street Bank and Trust Co., 0.35%, 09/21/10	25,000,000	25,000,000
Toronto Dominion Bank — New York, 0.35%, 12/09/10	2,000,000	2,000,000

Total Certificates of Deposit (cost $325,500,332)		325,500,332

Commercial Paper 61.0%
Banking 4.9%
Australia & New Zealand Banking Group Ltd., 0.38%, 01/28/11 (a)	6,200,000	6,200,000
Banco Bilbao Vizcaya Argentaria SA, 0.31%, 07/08/10 (a)	15,000,000	14,999,096
BNP Paribas Finance, Inc., 0.61%, 09/16/10	37,000,000	36,951,725
Danske Corp., 0.30%, 07/19/10 (a)	18,000,000	17,997,300
Societe Generale North America, Inc. 0.27%, 07/07/10	12,000,000	11,999,460
0.38%, 09/28/10	3,000,000	2,997,181
Surrey Funding Corp., 0.33%, 08/02/10 (a)	7,000,000	6,997,947
Ticonderoga Funding LLC, 0.10%, 07/01/10 (a)	13,000,000	13,000,000
UBS Finance Delaware LLC, 0.03%, 07/01/10	13,029,000	13,029,000

		124,171,709

Diversified 4.9%
General Electric Co., 0.08%, 07/01/10	125,000,000	125,000,000

Finance-Automotive 6.8%
FCAR Owner Trust
0.60%, 07/09/10	75,000,000	74,990,000
0.57%, 07/16/10	21,000,000	20,995,013
0.60%, 10/01/10	17,000,000	16,973,933
0.67%, 11/01/10	14,000,000	13,967,952
Toyota Motor Credit Corp.
0.37%, 07/14/10	5,600,000	5,599,252
0.43%, 07/22/10	4,200,000	4,198,946
0.54%, 08/16/10	5,000,000	4,996,550
0.75%, 12/01/10	30,000,000	29,904,375

		171,626,021

Finance-Commercial 17.9%
Atlantic Asset Securitization LLC
0.28%, 07/09/10 (a)	26,000,000	25,998,382
0.35%, 07/13/10 (a)	50,000,000	49,994,167
0.55%, 08/23/10 (a)	7,400,000	7,394,008
Edison Asset Securitization LLC
0.30%, 07/20/10 (a)	20,815,000	20,811,704
0.35%, 07/30/10 (a)	60,000,000	59,983,083
0.38%, 08/09/10 (a)	23,000,000	22,990,532
0.46%, 09/07/10 (a)	15,000,000	14,986,967
Enterprise Funding Co. LLC,
0.09%, 07/01/10 (a)	125,000,000	125,000,000
Fairway Finance LLC,
0.46%, 12/09/10 (a)	10,000,000	9,999,560
Market Street Funding LLC
0.08%, 07/01/10 (a)	25,001,000	25,001,000
0.50%, 08/24/10 (a)	26,043,000	26,023,468
Starbird Funding Corp.
0.55%, 08/27/10 (a)	40,000,000	39,965,167
0.58%, 09/13/10 (a)	25,000,000	24,970,194

		453,118,232

Finance-Retail 20.9%
Alpine Securitization Corp.
0.26%, 07/02/10 (a)	68,000,000	67,999,509
0.26%, 07/06/10 (a)	20,000,000	19,999,278
Barton Capital Corp.,
0.38%, 07/19/10 (a)	15,000,000	14,997,150
Chariot Funding LLC,
0.38%, 08/19/10 (a)	55,897,000	55,868,089
Falcon Asset Securitization Co. LLC, 0.35%, 07/16/10 (a)	50,000,000	49,992,708
Jupiter Securitization Co. LLC
0.09%, 07/01/10 (a)	10,000,000	10,000,000
0.45%, 09/15/10 (a)	40,000,000	39,962,000
Salisbury Receivables Co. LLC
0.08%, 07/01/10 (a)	2,725,000	2,725,000
0.38%, 07/09/10 (a)	17,000,000	16,998,564
0.40%, 07/26/10 (a)	53,000,000	52,985,278
0.38%, 08/17/10 (a)	20,000,000	19,990,078
0.50%, 09/02/10 (a)	28,000,000	27,975,500
Sheffield Receivables Corp.,
0.42%, 08/11/10 (a)	25,000,000	24,988,042
Yorktown Capital LLC
0.09%, 07/01/10 (a)	33,400,000	33,400,000
0.33%, 07/26/10 (a)	91,700,000	91,678,985

		529,560,181

Food & Beverage 0.9%
Nestle Capital Corp., 0.24%, 08/13/10 (a)	22,000,000	21,993,693

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Money Market Fund (Continued)

Commercial Paper (continued)
	Principal Amount	Market Value

Government Agency 4.7%
Straight-A Funding LLC
0.26%, 07/12/10	$49,000,000	$48,996,107
0.40%, 08/09/10	25,000,000	24,989,167
0.43%, 08/27/10	43,000,000	42,970,724
0.40%, 09/17/10	3,877,000	3,873,640

		120,829,638

Total Commercial Paper (cost $1,546,299,474)		1,546,299,474

Corporate Bonds 1.5%
Finance-Commercial 0.8%
General Electric Capital Corp.
4.25%, 09/13/10	1,400,000	1,409,326
0.35%, 10/06/10 (b)	5,414,000	5,410,923
5.00%, 12/01/10	3,200,000	3,260,732
6.13%, 02/22/11	11,325,000	11,714,715

		21,795,696

Pharmaceuticals and Health Care 0.6%
Roche Holdings, Inc., 2.50%, 02/25/11 (a) (b)	14,400,000	14,589,777

Retail 0.1%
Wal-Mart Stores, Inc., 4.13%, 02/15/11	2,000,000	2,045,689

Total Corporate Bonds (cost $38,431,162)		38,431,162

U.S. Government Sponsored & Agency Obligations 13.9%
Government Agency Securities 12.9%
Federal Home Loan Banks
0.29%, 07/09/10 (b)	110,000,000	110,000,000
0.55%, 08/04/10	32,000,000	31,997,997
0.13%, 08/25/10	25,000,000	24,995,226
0.40%, 12/27/10	50,000,000	50,000,000
0.50%, 03/14/11	10,000,000	10,000,000
0.60%, 04/18/11	20,000,000	20,000,000
0.65%, 05/25/11	25,000,000	25,000,000
0.25%, 07/20/11 (b)	50,000,000	49,983,972
Federal National Mortgage Association, 0.26%, 08/11/11 (b)	3,600,000	3,597,585

		325,574,780

U.S. Treasury Notes 1.0%
U.S. Treasury Note, 5.13%, 06/30/11	25,000,000	26,179,699

Total U.S. Government Sponsored & Agency Obligations (cost $351,754,479)		351,754,479

Mutual Funds 9.8%

	Shares	Market Value

Asset Management 9.8%
Federated Prime Cash Obligations Fund, Institutional Shares, Class I, 0.20% (c)	125,171,658	125,171,658
Federated Prime Obligations Fund, Institutional Shares, Class I, 0.20% (c)	122,037,918	122,037,918

Total Mutual Funds (cost $247,209,576)		247,209,576

Total Investments (Cost $2,509,195,023) (d) — 99.0%		2,509,195,023

Other assets in excess of liabilities — 1.0%		25,729,518

NET ASSETS — 100.0%		$2,534,924,541

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2010 was $1,078,456,226 which represents 42.54% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2010. The maturity date represents the actual maturity date.

(c)	Represents 7-day effective yield as of June 30, 2010.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Money
Market Fund

Assets:
Investments, at value (cost $2,509,195,023)	$2,509,195,023
Cash	11,552
Interest and dividends receivable	802,333
Receivable for capital shares issued	32,150,324
Prepaid expenses and other assets	24,019

Total Assets	2,542,183,251

Liabilities:
Payable for capital shares redeemed	6,274,579
Accrued expenses and other payables:
Investment advisory fees	641,143
Fund administration fees	62,352
Accounting and transfer agent fees	15,609
Custodian fees	33,267
Compliance program costs (Note 3)	9,107
Professional fees	95,153
Printing fees	82,741
Other	44,759

Total Liabilities	7,258,710

Net Assets	$2,534,924,541

Represented by:
Capital	$2,536,479,281
Accumulated net realized losses from investment transactions	(1,554,740)

Net Assets	$2,534,924,541

Net Assets:
Class I Shares	$1,256,492,515
Class II Shares	366,636,967
Class IV Shares	86,713,886
Class V Shares	523,015,033
Class Y Shares	302,066,140

Total	$2,534,924,541

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,257,360,549
Class II Shares	366,829,039
Class IV Shares	86,760,746
Class V Shares	523,376,366
Class Y Shares	302,156,222

Total	2,536,482,922

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$1.00
Class II Shares	$1.00
Class IV Shares	$1.00
Class V Shares	$1.00
Class Y Shares	$1.00

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Money
Market Fund

INVESTMENT INCOME:
Interest income	$3,237,544
Dividend income	162,842

Total Income	3,400,386

EXPENSES:
Investment advisory fees	4,684,984
Fund administration fees	405,090
Distribution fees Class II Shares	397,682
Administrative servicing fees Class I Shares	962,601
Administrative servicing fees Class II Shares	246,984
Administrative servicing fees Class IV Shares	80,701
Administrative servicing fees Class V Shares	264,594
Professional fees	116,044
Printing fees	38,129
Trustee fees	41,756
Custodian fees	37,217
Accounting and transfer agent fees	17,491
Compliance program costs (Note 3)	5,054
Other	58,235

Total expenses before earnings credit and expenses waived and reimbursed	7,356,562

Distribution fees voluntarily waived — Class II (Note 3)	(385,912)
Earnings credit (Note 4)	(1,296)
Investment advisory fees voluntarily waived (Note 3)	(1,802,439)
Administrative servicing fees voluntarily waived — Class I (Note 3)	(962,601)
Administrative servicing fees voluntarily waived — Class II (Note 3)	(246,984)
Administrative servicing fees voluntarily waived — Class IV (Note 3)	(41,688)
Administrative servicing fees voluntarily waived — Class V (Note 3)	(264,594)
Expenses reimbursed by adviser (Note 3)	(250,662)

Net Expenses	3,400,386

NET INVESTMENT INCOME	–

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,110

Net realized/unrealized gains from investments	1,110

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,110

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Money Market Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$–	$1,327,539
Net realized gains from investment transactions	1,110	12,163

Change in net assets resulting from operations	1,110	1,339,702

Distributions to Shareholders From:
Net investment income:
Class I	(1,569)	(757,904)
Class II (a)	(469)	–
Class IV	(112)	(77,598)
Class V	(667)	(349,983)
Class Y	(381)	(139,444)

Change in net assets from shareholder distributions	(3,198)	(1,324,929)

Change in net assets from capital transactions	80,218,739	(325,015,204)

Change in net assets	80,216,651	(325,000,431)

Net Assets:
Beginning of period	2,454,707,890	2,779,708,321

End of period	$2,534,924,541	$2,454,707,890

Accumulated undistributed net investment income at end of period	$–	$3,198

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$325,074,869	$370,988,906
Dividends reinvested	1,569	757,904
Cost of shares redeemed	(358,704,159)	(931,688,668)

Total Class I	(33,627,721)	(559,941,858)

Class II Shares (a)
Proceeds from shares issued	418,379,637	30,012,703
Proceeds from shares issued from merger (Note 7)	–	303,548,129
Dividends reinvested	469	–
Cost of shares redeemed	(347,443,484)	(37,668,415)

Total Class II	70,936,622	295,892,417

Class IV Shares
Proceeds from shares issued	16,501,781	45,412,180
Dividends reinvested	112	77,598
Cost of shares redeemed	(20,738,833)	(37,445,283)

Total Class IV	(4,236,940)	8,044,495

Class V Shares
Proceeds from shares issued	125,749,403	331,384,130
Dividends reinvested	667	349,983
Cost of shares redeemed	(125,874,885)	(485,839,382)

Total Class V	(124,815)	(154,105,269)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from December 14, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Money Market Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$54,119,174	$194,501,117
Dividends reinvested	381	139,444
Cost of shares redeemed	(6,847,962)	(109,545,550)

Total Class Y	47,271,593	85,095,011

Change in net assets from capital transactions	$80,218,739	$(325,015,204)

SHARE TRANSACTIONS:
Class I Shares
Issued	325,074,869	370,988,906
Reinvested	1,569	757,904
Redeemed	(358,704,159)	(931,688,668)

Total Class I Shares	(33,627,721)	(559,941,858)

Class II Shares (a)
Issued	418,379,637	30,012,703
Issued in merger (Note 7)	–	303,548,129
Reinvested	469	–
Redeemed	(347,443,484)	(37,668,415)

Total Class II Shares	70,936,622	295,892,417

Class IV Shares
Issued	16,501,781	45,412,180
Reinvested	112	77,598
Redeemed	(20,738,833)	(37,445,283)

Total Class IV Shares	(4,236,940)	8,044,495

Class V Shares
Issued	125,749,403	331,384,130
Reinvested	667	349,983
Redeemed	(125,874,885)	(485,839,382)

Total Class V Shares	(124,815)	(154,105,269)

Class Y Shares
Issued	54,119,174	194,501,117
Reinvested	381	139,444
Redeemed	(6,847,962)	(109,545,550)

Total Class Y Shares	47,271,593	85,095,011

Total change in shares	80,218,739	(325,015,204)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from December 14, 2009 (commencement of operations) through December 31, 2009.
The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Money Market Fund

	Operations			Distributions					Ratios / Supplemental Data

												Ratio of
											Ratio of Net	Expenses
	Net Asset									Ratio of	Investment	(Prior to
	Value,	Net	Total	Net		Net Asset			Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	Investment	Total	Value, End	Total		at End of	to Average	to Average	to Average
	of Period	Income	Operations	Income	Distributions	of Period	Return (a)		Period	Net Assets (b)	Net Assets (b)	Net Assets (b)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (c)	$1.00	–	–	–	–	$1.00	–		$1,256,492,515	0.28%	–	0.60%
Year Ended December 31, 2009 (c)	$1.00	–	–	–	–	$1.00	0.04%		$1,290,121,011	0.53%	0.05%	0.67%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2	.05%(d)	$1,849,909,902	0.59%	2.00%	0	.60%(e)
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4	.79%(f)	$1,555,557,742	0.64%	4.69%	0	.64%(e)
Year Ended December 31, 2006	$1.00	0.04	0.04	(0.04)	(0.04)	$1.00	4.53%		$1,269,500,302	0.64%	4.46%	0	.64%(g)
Year Ended December 31, 2005	$1.00	0.03	0.03	(0.03)	(0.03)	$1.00	2.67%		$1,173,300,924	0.65%	2.63%	0	.65%(g)

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (c)	$1.00	–	–	–	–	$1.00	–		$366,636,967	0.28%	–	0.83%
Period Ended December 31, 2009 (c)(h)	$1.00	–	–	–	–	$1.00	0.04%		$295,700,874	0.29%	–	0.86%

Class IV Shares
Six Months Ended June 30, 2010 (Unaudited) (c)	$1.00	–	–	–	–	$1.00	–		$86,713,886	0.29%	–	0.60%
Year Ended December 31, 2009 (c)	$1.00	–	–	–	–	$1.00	0.09%		$90,950,906	0.47%	0.10%	0.71%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2	.15%(d)	$82,903,026	0.50%	2.12%	0	.62%(e)
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4	.94%(f)	$78,295,421	0.50%	4.83%	0	.62%(e)
Year Ended December 31, 2006	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.67%		$76,972,805	0.50%	4.58%	0	.64%(e)
Year Ended December 31, 2005	$1.00	0.03	0.03	(0.03)	(0.03)	$1.00	2.82%		$74,115,275	0.50%	2.76%	0	.65%(e)

Class V Shares
Six Months Ended June 30, 2010 (Unaudited) (c)	$1.00	–	–	–	–	$1.00	–		$523,015,033	0.28%	–	0.70%
Year Ended December 31, 2009 (c)	$1.00	–	–	–	–	$1.00	0.06%		$523,140,279	0.50%	0.06%	0.60%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2	.14%(d)	$677,242,363	0.51%	2.07%	0	.52%(e)
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4	.87%(f)	$511,681,426	0.57%	4.76%	0	.57%(e)
Year Ended December 31, 2006	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4.61%		$466,192,183	0.56%	4.56%	0	.56%(g)
Year Ended December 31, 2005	$1.00	0.03	0.03	(0.03)	(0.03)	$1.00	2.75%		$318,972,875	0.57%	2.69%	0	.57%(g)

Class Y Shares (i)
Six Months Ended June 30, 2010 (Unaudited) (c)	$1.00	–	–	–	–	$1.00	–		$302,066,140	0.28%	–	0.60%
Year Ended December 31, 2009 (c)	$1.00	–	–	–	–	$1.00	0.09%		$254,794,820	0.49%	0.07%	0.50%
Year Ended December 31, 2008	$1.00	0.02	0.02	(0.02)	(0.02)	$1.00	2	.18%(d)	$169,653,030	0.47%	2.19%	0	.47%(e)
Year Ended December 31, 2007	$1.00	0.05	0.05	(0.05)	(0.05)	$1.00	4	.97%(f)	$182,709,725	0.45%	4.79%	0	.45%(e)
Period Ended December 31, 2006 (j)	$1.00	0.03	0.03	(0.03)	(0.03)	$1.00	3.26%		$15,448,182	0.48%	4.81%	0	.48%(g)
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Per share calculations were performed using average shares method.
(d)	Includes payment from the adviser which increased the total return by 0.03% (Note 3).
(e)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Includes payment from the adviser which increased the total return by 0.25% (Note 3).
(g)	There were no fee reductions during the period.
(h)	For the period from December 14, 2009 (commencement of operations) through December 31, 2009.
(i)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.
(j)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Money Market Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds and the NVIT Investor Destinations Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Investments of the Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. The Fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

12 Semiannual Report 2010

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Certificates of Deposit	$—	$325,500,332	—	$325,500,332

Commercial Paper	—	1,546,299,474	—	1,546,299,474

Corporate Bonds	—	38,431,162	—	38,431,162

Mutual Funds	247,209,576	—	—	247,209,576

U.S. Government Sponsored & Agency Obligations	—	351,754,479	—	351,754,479

Total Assets	$247,209,576	$2,261,985,447	$—	$2,509,195,023

Amounts designated as “—”, are zero or have been rounded to zero.

*  See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Federated Investment Management Company (the “Subadviser”) as sub-adviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1 billion	0.40%

$1 billion up to $2 billion	0.38%

$2 billion up to $5 billion	0.36%

$5 billion and more	0.34%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $398,952 for the six months ended June 30, 2010.

During the six-months ended June 30, 2010, the Fund held shares of the Federated Prime Obligations Fund and the Federated Prime Cash Obligations Fund (the “Federated Funds”), that were advised by the Subadviser. The amount of the fee that NFA paid to the Subadviser for subadvising the Fund was reduced by an amount equal to the dollar amount that the Subadviser earned as the investment adviser to the Federated Funds that was attributable to the investment of the Fund’s assets in the Federated Funds (the “Offset Amount”). NFA in turn has waived from its investment advisory fee an amount equal to the Offset Amount.

Until April 30, 2010, the Trust and NFA had entered into a written Expense Limitation Agreement, which limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.50% for Class IV shares of the Fund.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from

14 Semiannual Report 2010

the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Fiscal Year	Fiscal Year	Fiscal Year	Six Months Ended
2007 Amount	2008 Amount	2009 Amount	June 30, 2010	Total

$89,226	$91,053	$141,332	$250,662	$572,273

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares, 0.20% of the average daily net assets of Class IV shares and 0.10% of the daily net assets of Class V shares of the Fund.

For the six months ended June 30, 2010, NFS received $1,554,880 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $17,491.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

During the six months ended June 30, 2010, NFA voluntarily waived investment advisory fees payable by the Fund in an amount equal to $1,802,439. During the same period, NFD voluntarily waived Rule 12b-1 fees payable by Class II shares of the Fund in an amount equal to $385,912. Also during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Class I, Class II, Class IV and Class V shares of the Fund in an amount equal to $1,515,867. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by the Fund of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD or NFS represents that any of these voluntary waivers will be continued or repeated.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

16 Semiannual Report 2010

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had short-term purchases of $30,499,945 and sales of $30,500,000 of U.S. Government Securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. Other

On December 14, 2009, the Fund acquired all of the net assets of NVIT Money Market Fund II, a series of the Trust that had operated as a money market fund pursuant to Rule 2a-7 of the 1940 Act, pursuant to a plan of reorganization approved by the Trust’s Board of Trustees at a meeting held on September 10, 2009. The purpose of the reorganization was to combine funds managed by NFA that had comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 303,548,129 shares of the Fund, valued at $303,548,129, for the assets of NVIT Money Market Fund II. The investment portfolio of NVIT Money Market Fund II, with a fair value and identified cost of $303,612,649 at December 13, 2009, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair current values; however, the cost basis of the investments received from NVIT Money Market Fund II was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, the net assets of the Fund were $2,442,437,294.

The following pro forma information for the year ended December 31, 2009 is provided as though the reorganization had been completed on January 1, 2009, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2009 are as follows:

•	Net investment income $1,786,221;

•	Net gain on investments $12,163; and

•	Net increase in net assets resulting from operations $1,798,384.

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings attributable to NVIT Money Market Fund II that have been included in the Fund’s statement of operations since December 14, 2009.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

8. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Net
Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$2,509,195,023	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

9. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

18 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 19

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Money Market Fund

After noting that Federated Investment Management Company (“Federated”) began managing the Fund in April 2009, the Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Federated and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class I shares was in the fifth quintile of its Peer Group and third quintile of its Peer Universe for the one-year period ended September 30, 2009, and in the fourth quintile of its Peer Group and third quintile of its Peer Universe for the three- and five-year periods ended September 30, 2009. The Trustees noted that, for each period, the Fund underperformed its benchmark, the iMoneyNet First Tier Retail Index.

With respect to expenses, the Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class I shares were in the fourth quintile of its Peer Group, and the Fund’s total expenses were in the fifth quintile of its Peer Group. The Trustees then noted that current market conditions had increased the time and resources dedicated to supporting the Money Market Funds. The Trustees then noted that shareholders of the Fund received the benefit of an advisory fee waiver. In that regard, the Trustees noted that NFA had put significant fee waivers in place due to the low interest rate environment. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. With respect to economies of scale, the Trustees noted that the advisory fee schedule includes breakpoints, and that the second breakpoint has been reached.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Name and Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Name and Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2010

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NVIT Multi Sector Bond Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

24	Statement of Assets and Liabilities

25	Statement of Operations

26	Statements of Changes in Net Assets

27	Financial Highlights

28	Notes to Financial Statements

39	Supplemental Information

42	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MSB (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Multi Sector Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi Sector			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Bond Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a]	01/01/10 - 06/30/10[a]

Class I Shares	Actual		1,000.00	1,047.10	5.08	1.00
	Hypothetical	[b]	1,000.00	1,019.84	5.01	1.00

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Multi Sector Bond Fund
June 30, 2010 (Unaudited)

Asset Allocation

Corporate Bonds	42.1%
Sovereign Bonds	16.4%
U.S. Government Mortgage Backed Agencies	8.5%
Collateralized Mortgage Obligations	7.9%
Mutual Fund	5.9%
Commercial Mortgage Backed Securities	5.6%
U.S. Treasury Notes	5.0%
Asset-Backed Securities	4.6%
U.S. Government Sponsored & Agency Obligations	1.5%
U.S. Treasury Bonds	1.4%
Municipal Bonds	0.5%
Yankee Dollars	0.1%
Convertible Corporate Bonds	0.1%
Common Stocks ‡	0.0%
Other assets in excess of liabilities	0.4%

100.0%

Top Industries †

Diversified Telecommunication Services	4.2%
Diversified Financial Services	4.0%
Oil, Gas & Consumable Fuels	3.2%
Media	2.5%
Capital Markets	2.1%
Metals & Mining	2.1%
Commercial Banks	1.9%
Energy Equipment & Services	1.8%
Health Care Providers & Services	1.7%
Hotels, Restaurants & Leisure	1.6%
Other Industries	74.9%

100.0%

Top Holdings †

Invesco Liquid Assets Portfolio — Institutional Class	5.9%
Fannie Mae Pool, 4.50%, 07/25/40	4.1%
U.S. Treasury Note, 1.88%, 06/30/15	2.2%
Fannie Mae Pool, 5.50%, 06/01/38	1.6%
U.S. Treasury Note, 3.50%, 05/15/20	1.3%
Fannie Mae Pool, 4.00%, 07/25/25	0.8%
U.S. Treasury Note, 2.13%, 05/31/15	0.8%
Brazilian Government International Bond, 4.88%, 01/22/21	0.8%
United Kingdom Gilt, 4.00%, 09/07/16	0.8%
Argentina Bonos, 0.39%, 08/03/12	0.8%
Other Holdings	80.9%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Multi Sector Bond Fund

Common Stocks 0.0%

	Shares	Market Value

Diversified Telecommunication Services 0.0%†
XO Holdings, Inc.*	248	$166

Media 0.0%†
Charter Communications, Inc., Class A*	1,118	39,465
Dex One Corp.*	832	15,808
SuperMedia, Inc.*	651	11,907

		67,180

Total Common Stocks (cost $985,119)		67,346

Asset-Backed Securities 4.6%

	Principal Amount	Market Value

Automobile 1.6%
Ally Master Owner Trust, Series 2010-1, Class A, 2.10%, 01/15/15 (a) (b)	$660,000	669,011
AmeriCredit Automobile Receivables Trust, Series 2009-1, Class A2, 2.26%, 05/15/12	239,070	240,110
Ford Credit Floorplan Master Owner Trust Series 2010-1, Class A, 2.00%, 12/15/14 (a) (b)	255,000	257,672
Series 2010-3, Class A2, 2.05%, 02/15/17 (a) (b)	385,000	394,207
Harley-Davidson Motorcycle Trust, Series 2009-2, Class A3, 2.62%, 03/15/14	395,000	401,662
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.79%, 01/15/13	185,000	188,250
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, 02/15/13	125,000	127,794
Nissan Master Owner Trust Receivables, Series 2010-AA, Class A, 1.50%, 01/15/15 (a) (b)	655,000	656,615
World Omni Auto Receivables Trust, Series 2009-A, Class A3, 3.33%, 05/15/13	235,000	239,757

		3,175,078

Credit Card 1.9%
Capital One Multi-Asset Execution Trust Series 2006-B1, Class B1, 0.63%, 01/15/19 (a)	$325,000	$305,421
Series 2006-C1, Class C, 0.64%, 03/17/14 (a)	275,000	271,581
Series 2006-C2, Class C, 0.65%, 06/16/14 (a)	225,000	221,442
Series 2008-A5, Class A5, 4.85%, 02/18/14	185,000	190,726
Chase Issuance Trust Series 2005-A10, Class A10, 4.65%, 12/17/12	75,000	75,877
Series 2009-A2, Class A2, 1.90%, 04/15/14 (a)	325,000	332,341
Discover Card Master Trust, Series 2008-A3, Class A3, 5.10%, 10/15/13	470,000	485,584
Discover Card Master Trust I Series 1996-4, Class B, 0.90%, 10/16/13 (a)	425,000	424,051
Series 2005-4, Class A2, 0.44%, 06/16/15 (a)	400,000	396,441
Providian Master Note Trust, Series 2006-C1A, Class C1, 0.90%, 03/15/15 (a) (b)	510,000	507,147
Washington Mutual Master Note Trust, Series 2006-C2A, Class C2, 0.85%, 08/15/15 (a) (b)	540,000	534,115

		3,744,726

Home Equity 0.5%
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1, 0.40%, 01/25/37 (a)	136,296	129,637
Countrywide Asset-Backed Certificates, Series 2006-S6, Class A2, 5.52%, 03/25/34 (a)	109,985	87,373
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.45%, 04/25/32 (a)	489,193	397,444
GMAC Mortgage Corp. Loan Trust, Series 2007-HE2, Class A2, 6.05%, 12/25/37 (a)	999	539
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.89%, 08/25/31 (a)	97,650	49,133

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Asset-Backed Securities (continued)
	Principal Amount	Market Value

Home Equity (continued)

Renaissance Home Equity Loan Trust Series 2006-4, Class AF2, 5.29%, 01/25/37 (c)	$240,000	$206,613
Series 2007-1, Class AF2, 5.51%, 04/25/37 (c)	120,000	59,972

		930,711

Manufactured Housing 0.1%
Mid-State Trust, Series 4, Class A, 8.33%, 04/01/30	235,832	239,098

Other 0.4%
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 09/25/37	300,000	257,073
Dunkin Securitization, Series 2006-1, Class A2, 5.78%, 06/20/31 (b)	445,000	433,581
Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 5.41%, 09/26/33 (c)	71,525	66,679

		757,333

Student Loan 0.1%
SLM Student Loan Trust, Series 2007-3, Class A1, 0.31%, 10/27/14 (a)	53,758	53,746

Total Asset-Backed Securities (cost $8,369,721)		8,900,692

Collateralized Mortgage Obligations 7.9%

American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 03/25/58 (a) (b)	175,302	175,465
American Home Mortgage Investment Trust, Series 2004-1, Class 1A, 0.70%, 04/25/44 (a)	219,499	152,400
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2,
3.68%, 10/25/34 (a)	49,530	47,042
Series 2004-L, Class 2A1,
3.31%, 01/25/35 (a)	263,019	225,371
Series 2005-7, Class 1A4, 7.50%, 08/25/35	335,763	325,058
Series 2005-I, Class 4A1, 5.20%, 10/25/35 (a)	216,940	192,828
Series 2007-3, Class 1A1, 6.00%, 09/25/37	550,996	486,895
Bear Stearns ALT-A Trust, Series 2006-3, Class 33A1, 5.96%, 05/25/36 (a)	163,979	92,437
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	175,000	154,535
Countrywide Alternative Loan Trust Series 2005-44, Class 1A2A, 0.64%, 10/25/35 (a)	13,921	13,854
Series 2005-59, Class M, 0.95%, 11/20/35 (a) (d)	1,351,446	5,271
Series 2005-72, Class M2, 1.17%, 01/25/36 (a) (d)	2,210,000	3,315
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1, 0.65%, 03/25/35 (a)	374,555	226,791
Series 2006-1, Class A2, 6.00%, 03/25/36	178,573	159,729
Series 2006-HYB3, Class 3A1A, 5.95%, 05/20/36 (a)	108,748	77,491
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class C1, 6.38%, 04/15/37 (a)	55,000	54,199
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2003-4XS, Class A6A, 4.82%, 10/25/33 (c)	172,991	161,463
Fannie Mae Interest Strip Series 207, Class 2, 8.00%, 02/01/23	170,260	38,171
Series 264, Class 2, 8.00%, 07/01/24	412,967	92,910
Series 267, Class 2, 8.50%, 10/01/24	401,759	91,608
Series 274, Class 2, 8.50%, 10/01/25	371,113	85,593
Series 277, Class 2, 7.50%, 04/01/27	202,971	49,473
Fannie Mae REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	110,000	115,639
Series 2009-71, Class MB, 4.50%, 09/25/24	180,000	190,698
Series 2004-70, Class EB, 5.00%, 10/25/24	205,000	221,272

6 Semiannual Report 2010

Collateralized Mortgage Obligations (continued)
	Principal Amount	Market Value

Fannie Mae REMICS (continued)
Series 1997-61, Class PK, 8.00%, 08/18/27	$290,109	$71,742
Series 2009-39, Class LB, 4.50%, 06/25/29	125,000	128,132
Series 2009-69, Class MB, 4.00%, 09/25/29	320,000	319,459
Series 2009-96, Class DB, 4.00%, 11/25/29	475,000	471,101
Series 2003-82, Class IA, 6.00%, 08/25/32	95,066	2,576
Series 2003-35, Class UI, 6.50%, 05/25/33	197,169	40,044
Series 2003-32, Class UI, 6.00%, 05/25/33	685,383	113,974
Series 2003-41, Class IB, 7.00%, 05/25/33	506,751	89,786
Series 2003-44, Class IB, 6.00%, 06/25/33	216,997	31,113
Series 2007-39, Class EF, 0.60%, 05/25/37 (a)	86,416	85,985
Fannie Mae-Aces, Series 2006-M2, Class A2F, 5.26%, 05/25/20 (a)	40,000	44,669
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00%, 09/30/19 (b)	731,186	739,363
First Horizon Asset Securities, Inc., Series 2004-AR5, Class 4A1, 5.67%, 10/25/34 (a)	47,486	48,723
Freddie Mac REMICS Series 3540, Class CD, 2.00%, 06/15/14	911,182	914,591
Series 3640, Class JA, 1.50%, 03/15/15	1,062,063	1,065,235
Series 1103, Class N, 1,156.50%, 06/15/21	5	117
Series 3558, Class G, 4.00%, 08/15/24	485,000	487,138
Series 3123, Class HT, 5.00%, 03/15/26	125,000	137,248
Series 3150, Class EQ, 5.00%, 05/15/26	120,000	130,552
Series 2129, Class SG, 6.63%, 06/17/27 (a)	722,842	135,540
Series 3563, Class LB, 4.00%, 08/15/29	195,000	189,377
Series 3599, Class DY, 4.50%, 11/15/29	420,000	435,704
Series 3620, Class EL, 4.00%, 01/15/30	185,000	182,306
Series 3653, Class B, 4.50%, 04/15/30	395,000	412,593
Series 2588, Class DG, 5.00%, 03/15/32	268,032	281,192
Series 2557, Class IW, 6.00%, 04/15/32	323,846	10,375
Series 2649, Class IM, 7.00%, 07/15/33	243,436	42,061
Series 2725, Class TA, 4.50%, 12/15/33	20,000	19,449
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class F, 5.70%, 07/10/37 (a) (b)	45,000	44,919
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 5.03%, 05/25/35 (a)	138,323	121,836
Government National Mortgage Association, Series 2010-14, Class A, 4.50%, 06/16/39	247,204	259,351
JPMorgan Mortgage Trust Series 2005-A6, Class 1A2, 5.15%, 09/25/35 (a)	195,000	163,509
Series 2005-A8, Class 1A1, 5.41%, 11/25/35 (a)	175,835	157,340
Series 2006-A6, Class 1A2, 5.93%, 10/25/36 (a)	30,271	26,543
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 1.27%, 10/25/34 (a)	166,879	137,146
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 5A4, 5.49%, 06/25/36 (a)	104,028	19,791
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class B1, 0.72%, 08/25/36 (a) (d)	2,450,000	6,125
Structured Asset Securities Corp. Series 2003-34A, Class 6A, 4.89%, 11/25/33 (a)	605,924	580,733
Series 2005-6, Class B2, 5.29%, 05/25/35 (a)	350,202	17,642
WaMu Mortgage Pass Through Certificates Series 2006-AR10, Class 1A1, 5.87%, 09/25/36 (a)	673,262	526,244
Series 2006-AR14, Class 1A4, 5.54%, 11/25/36 (a)	274,177	212,647
Series 2007-HY3, Class 4A1, 5.29%, 03/25/37 (a)	475,366	403,349

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Market Value

Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 3.02%, 09/25/34 (a)	$136,323	$133,023
Series 2004-BB, Class A2, 2.90%, 01/25/35 (a)	49,690	47,410
Series 2005-AR2, Class 2A1, 2.88%, 03/25/35 (a)	242,811	217,013
Series 2005-AR16, Class 2A1, 3.00%, 10/25/35 (a)	929,915	861,556
Series 2005-14, Class 2A1, 5.50%, 12/25/35	196,598	187,291
Series 2005-17, Class 1A1, 5.50%, 01/25/36	119,402	115,598
Series 2006-3, Class A1, 5.50%, 03/25/36	465,445	427,450
Series 2006-AR6, Class 7A1, 5.08%, 03/25/36 (a)	218,775	205,163
Series 2006-AR10, Class 5A1, 5.46%, 07/25/36 (a)	356,203	284,642
Series 2006-AR11, Class A7, 5.33%, 08/25/36 (a)	596,880	227,115

Total Collateralized Mortgage Obligations (cost $13,861,208)		15,453,089

Commercial Mortgage Backed Securities 5.6%

Asset Securitization Corp., Series 1997-D5, Class A3 7.11%, 02/14/43 (a)	70,000	75,501
Banc of America Commercial Mortgage, Inc. Series 2000-2, Class B, 7.38%, 09/15/32 (a)	55,000	54,939
Series 2000-2, Class C, 7.44%, 09/15/32 (a)	170,000	169,795
Series 2003-1, Class SBB, 5.86%, 03/11/32 (b)	86,538	95,040
Series 2003-1, Class SBE, 6.77%, 03/11/32 (b)	160,095	179,501
Series 2006-2, Class A4, 5.93%, 05/10/45 (a)	150,000	158,869
Series 2006-4, Class A4, 5.63%, 07/10/46	210,000	215,821
Series 2007-2, Class AAB, 5.82%, 04/10/49 (a)	80,000	85,416
Series 2008-1, Class A4, 6.37%, 02/10/51 (a)	305,000	323,699
Banc of America Commerical Mortgage, Inc., Series 2008-1, Class ASB 6.17%, 02/10/51 (a)	40,000	43,237
Bear Stearns Commercial Mortgage Securities Series 2000-WF2, Class C, 7.59%, 10/15/32 (a)	115,000	115,790
Series 2001-TOP2, Class A2, 6.48%, 02/15/35	131,243	134,049
Series 2007-T26, Class AAB, 5.43%, 01/12/45	165,000	177,734
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4 5.43%, 10/15/49	280,000	285,369
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5 5.62%, 10/15/48	380,000	389,197
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class E 7.48%, 09/15/30 (a)	31,586	31,566
Commercial Mortgage Pass Through Certificates Series 2001-J1A, Class B, 6.61%, 02/16/34 (a) (b)	25,000	25,555
Series 2003-LB1A, Class A2, 4.08%, 06/10/38	240,000	247,826
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK1, Class A3, 6.38%, 12/18/35	18,993	19,192
Series 2002-CKS4, Class B, 5.33%, 11/15/36	190,000	196,306
Series 2003-C3, Class D, 4.13%, 05/15/38	115,000	110,420
Crown Castle Towers LLC, Series 2006-1A, Class B 5.36%, 11/15/36 (b)	25,000	25,864
CS First Boston Mortgage Securities Corp. Series 2001-CF2, Class A4, 6.51%, 02/15/34	29,755	29,943
Series 2001-CK1, Class C, 6.73%, 12/18/35	65,000	66,152
Series 2002-CKP1, Class A3, 6.44%, 12/15/35	14,965	15,767
Series 2005-C6, Class A4, 5.23%, 12/15/40 (a)	535,000	566,462
DLJ Commercial Mortgage Corp. Series 2000-CF1, Class A4, 8.02%, 06/10/33 (a)	28,811	28,800
Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	14,702	14,696

8 Semiannual Report 2010

Commercial Mortgage Backed Securities (continued)
	Principal Amount	Market Value

FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2 4.25%, 01/25/20	$690,000	$717,314
First Union Commercial Mortgage Securities, Inc., Series 1997-C2, Class D 7.12%, 11/18/29	128,602	137,190
First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2 6.66%, 01/12/43	125,967	128,223
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1, Class A2, 6.14%, 03/15/33	20,289	20,480
Series 2001-C1, Class C, 6.40%, 03/15/33	25,000	25,323
GE Capital Commercial Mortgage Corp. Series 2001-1, Class B, 6.72%, 05/15/33	95,000	97,427
Series 2001-1, Class C, 6.97%, 05/15/33 (a)	60,000	61,652
Series 2001-1, Class D, 7.11%, 05/15/33 (a)	190,000	195,202
Series 2002-1A, Class A3, 6.27%, 12/10/35	525,000	553,994
Series 2005-C3, Class A4, 5.05%, 07/10/45 (a)	30,000	30,005
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4 4.55%, 12/10/41	175,000	177,720
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3 4.60%, 08/10/38	81,761	82,340
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB3, Class A2, 6.04%, 11/15/35	15,536	15,719
Series 2001-CIBC, Class D, 6.75%, 03/15/33	50,000	50,427
Series 2002-C1, Class A3, 5.38%, 07/12/37	305,000	319,398
Series 2003-C1, Class A2, 4.99%, 01/12/37	45,000	47,199
Series 2003-C1, Class B, 5.10%, 01/12/37	165,000	167,983
Series 2006-CB15, Class A4, 5.81%, 06/12/43 (a)	230,000	238,662
Series 2006-LDP7, Class AJ, 6.06%, 04/15/45 (a)	150,000	110,668
Series 2006-LDP7, Class ASB, 6.06%, 04/15/45 (a)	45,000	48,352
Series 2007-CB20, Class AJ, 6.30%, 02/12/51 (a)	115,000	74,627
Series 2009-IWST, Class A1, 4.31%, 12/05/27 (b)	164,027	173,295
Series 2009-IWST, Class A2, 5.63%, 12/05/27 (b)	320,000	350,102
Series 2010-C1, Class A1, 3.85%, 06/15/43 (b)	420,000	430,354
Series 2010-C1, Class A3, 5.06%, 06/15/43 (b)	175,000	181,337
JPMorgan Commercial Mortgage Finance Corp., Series 2000-C10, Class B 7.79%, 08/15/32 (a)	4,148	4,151
LB-UBS Commercial Mortgage Trust Series 2000-C4, Class C, 7.61%, 07/15/32	39,195	39,228
Series 2000-C5, Class A2, 6.51%, 12/15/26	40,874	41,155
Series 2001-C3, Class B, 6.51%, 06/15/36	55,000	57,023
Series 2003-C8, Class A2, 4.21%, 11/15/27	31,420	31,458
Series 2004-C2, Class A3, 3.97%, 03/15/29	135,000	137,422
Series 2004-C4, Class A2, 4.57%, 06/15/29 (a)	7,011	7,083
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class A2, 4.96%, 07/12/38	346,917	354,680
Series 2005-CIP1, Class AM, 5.11%, 07/12/38 (a)	170,000	155,633
Series 2008-C1, Class A4, 5.69%, 02/12/51	410,000	413,069
Morgan Stanley Dean Witter Capital I Series 2001-DFMA, Class A, 6.00%, 03/14/11 (b)	79,627	80,910
Series 2001-FRMA, Class E, 6.69%, 07/12/16 (a) (b)	60,000	61,104
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65%, 07/15/45 (b)	325,000	326,397
RBSCF Trust, Series 2010-MB1, Class A2 3.69%, 04/15/24 (b)	410,000	419,149

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)
	Principal Amount	Market Value

Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class C 6.84%, 11/13/36 (a)	$125,000	$129,178
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A2 4.37%, 08/15/41	306,780	313,835

Total Commercial Mortgage Backed Securities (cost $10,299,405)		10,888,974

Convertible Corporate Bonds 0.1%

Capital Markets 0.0%†
E*Trade Financial Corp., 0.00%, 08/31/19	60,000	68,550

Marine 0.1%
Horizon Lines, Inc., 4.25%, 08/15/12	170,000	140,250

Total Convertible Corporate Bonds (cost $142,291)		208,800

Corporate Bonds 42.1%

Aerospace & Defense 0.2%
Honeywell International, Inc., 5.30%, 03/01/18	140,000	159,868
Systems 2001 AT LLC, 6.66%, 09/15/13 (b)	173,313	183,712
Triumph Group, Inc., 8.63%, 07/15/18 (b)	90,000	91,800

		435,380

Airlines 0.8%
Continental Airlines, Series 2007-1, 7.34%, 04/19/14	123,910	118,644
Continental Airlines Pass Through Trust, Series 2002-1, Class G2, 6.56%, 02/15/12	250,000	247,500
Continental Airlines Pass Through Trust, Series 1992-2, Class B, 7.57%, 03/15/20	90,034	88,368
Delta Air Lines, Inc., Series 00A2, 7.57%, 11/18/10	610,000	617,625
Delta Air Lines, Inc., 12.25%, 03/15/15 (b)	195,000	208,163
UAL 2007-1, Pass Through Trust, 7.34%, 07/02/19 (b)	252,260	218,205

		1,498,505

Auto Components 0.1%
American Axle & Manufacturing Holdings, Inc., 9.25%, 01/15/17 (b)	120,000	123,600
TRW Automotive, Inc., 8.88%, 12/01/17 (b)	125,000	128,750

		252,350

Automobiles 0.4%
Navistar International Corp., 8.25%, 11/01/21	415,000	421,225
Oshkosh Corp., 8.50%, 03/01/20	85,000	88,400
Volvo Treasury AB, 5.95%, 04/01/15 (b)	240,000	250,876

		760,501

Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/19 (b)	650,000	788,945
8.20%, 01/15/39 (b)	95,000	124,980

		913,925

Building Products 0.2%
Building Materials Corp of America, 7.50%, 03/15/20 (b)	60,000	58,950
Corp. GEO SA de CV, 9.25%, 06/30/20 (b)	225,000	224,030
Goodman Global Group, Inc., 0.00%, 12/15/14 (b)	80,000	48,800
USG Corp., 9.75%, 08/01/14 (b)	100,000	104,000

		435,780

Capital Markets 2.1%
Ameriprise Financial, Inc., 7.30%, 06/28/19	540,000	637,966
Bank of New York Mellon Corp. (The) 4.50%, 04/01/13	90,000	96,953
5.13%, 08/27/13	245,000	270,134
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17	615,000	644,278
Credit Suisse USA, Inc., 5.13%, 08/15/15	40,000	43,542

10 Semiannual Report 2010

Corporate Bonds (continued)
		Principal Amount	Market Value

Capital Markets (continued)

E*Trade Financial Corp., 12.50%, 11/30/17		$250,250	$265,891
Goldman Sachs Group, Inc. (The) 5.63%, 01/15/17		240,000	242,666
5.38%, 03/15/20		240,000	237,148
6.75%, 10/01/37		505,000	495,073
Morgan Stanley, 6.63%, 04/01/18		465,000	487,382
Nuveen Investments, Inc., 5.00%, 09/15/10		400,000	399,000
TD Ameritrade Holding Corp., 4.15%, 12/01/14		285,000	295,766

			4,115,799

Chemicals 0.4%
CPG International I, Inc., 7.50%, 07/01/12 (a)		95,000	92,150
Lubrizol Corp., 8.88%, 02/01/19		115,000	143,918
MacDermid, Inc., 9.50%, 04/15/17 (b)		300,000	300,000
Momentive Performance Materials, Inc., 9.75%, 12/01/14		205,000	193,725

			729,793

Commercial Banks 1.6%
Ally Financial, Inc., 8.30%, 02/12/15 (b)		265,000	268,313
Banco do Brasil SA, 6.00%, 01/22/20 (b)		285,000	294,467
Banco Santander Brasil SA, 4.50%, 04/06/15 (b)		980,000	965,301
Banco Votorantim SA, 7.38%, 01/21/20 (b)		175,000	178,938
CBQ Finance Ltd., 7.50%, 11/18/19 (b)		100,000	106,829
Credit Suisse — New York, 6.00%, 02/15/18		150,000	156,520
Credit Suisse AG, 5.40%, 01/14/20		320,000	318,164
NB Capital Trust IV, 8.25%, 04/15/27		170,000	165,750
RSHB Capital SA for OJSC Russian Agricultural Bank, 7.13%, 01/14/14 (b)		445,000	470,009
Wachovia Corp., 5.50%, 05/01/13		140,000	151,947

			3,076,238

Commercial Services & Supplies 0.8%
Casella Waste Systems, Inc. 9.75%, 02/01/13		275,000	275,000
11.00%, 07/15/14 (b)		70,000	75,600
Clean Harbors, Inc., 7.63%, 08/15/16		225,000	231,187
DynCorp International, Inc., 10.38%, 07/01/17 (b)		95,000	95,238
Iron Mountain, Inc., 7.75%, 01/15/15		180,000	181,350
Live Nation Entertainment, Inc., 8.13%, 05/15/18 (b)		30,000	29,100
PharmaNet Development Group, Inc., 10.88%, 04/15/17 (b)		115,000	112,125
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc., 10.75%, 08/01/16		210,000	226,275
Waste Management, Inc., 6.38%, 03/11/15		75,000	86,008
WCA Waste Corp., 9.25%, 06/15/14		245,000	244,694

			1,556,577

Computers & Peripherals 0.1%
Hewlett-Packard Co., 5.50%, 03/01/18		130,000	149,725

Construction Materials 0.1%
Cemex Finance Europe BV, 4.75%, 03/05/14	EUR	150,000	151,175
Cemex Finance LLC, 9.50%, 12/14/16 (b)		115,000	110,975

			262,150

Consumer Finance 0.7%
American Express Credit Corp., Series C, 7.30%, 08/20/13		130,000	147,186
Discover Financial Services, 10.25%, 07/15/19		460,000	547,467
Ford Motor Credit Co. LLC, 7.00%, 04/15/15		200,000	197,834
International Lease Finance Corp. 5.75%, 06/15/11		265,000	260,031
6.63%, 11/15/13		125,000	115,938
Toyota Motor Credit Corp., 3.20%, 06/17/15		175,000	178,616

			1,447,072

Consumer Products 0.1%
Spectrum Brands Holdings, Inc., 9.50%, 06/15/18 (b)		150,000	154,687

2010 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
		Principal Amount	Market Value

Containers & Packaging 0.2%
Graphic Packaging International, Inc., 9.50%, 06/15/17		$110,000	$114,950
Sealed Air Corp., 7.88%, 06/15/17 (b)		125,000	130,660
Solo Cup Co., 8.50%, 02/15/14		165,000	148,088

			393,698

Diversified Financial Services 4.0%
AIG SunAmerica Global Financing VI, 6.30%, 05/10/11 (b)		395,000	398,950
Bank of America Corp., 5.63%, 07/01/20		380,000	383,018
CDP Financial, Inc. 4.60%, 07/15/20	CAD	330,000	319,406
5.60%, 11/25/39 (b)		$570,000	614,586
CEDC Finance Corp. International, Inc. 8.88%, 12/01/16 (b)	EUR	200,000	236,010
9.13%, 12/01/16 (b)		425,000	410,125
Citigroup, Inc. 5.63%, 08/27/12		160,000	164,882
6.00%, 12/13/13		290,000	304,243
6.01%, 01/15/15		470,000	492,975
6.13%, 05/15/18		205,000	213,955
Farmers Exchange Capital, 7.05%, 07/15/28 (b)		535,000	510,320
General Electric Capital Corp., 5.88%, 01/14/38		50,000	49,030
Grupo Papelero Scribe SA, 8.88%, 04/07/20 (b)		370,000	319,588
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 01/15/18 (b)		150,000	145,500
Independencia International Ltd., 15.00%, 03/31/15 (b)		285,000	239,431
John Hancock Global Funding II, 7.90%, 07/02/10 (b)		155,000	155,000
JPMorgan Chase & Co. 1.16%, 02/26/13 (a)		405,000	404,986
3.40%, 06/24/15		320,000	320,726
LBI Escrow Corp., 8.00%, 11/01/17 (b)		100,000	103,000
Marsico Parent Co. LLC, 10.63%, 01/15/16 (b)		130,000	62,400
Marsico Parent Holdco LLC, 12.50%, 07/15/16 (b)		103,125	20,625
Midwest Gaming Borrower LLC/Midwest Finance Corp., 11.63%, 04/15/16 (b)		270,000	265,275
Noble Group Ltd., 6.75%, 01/29/20 (b)		475,000	460,750
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.63%, 04/01/17		125,000	130,313
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (b)		125,000	131,719
Reynolds Group Issuer, Inc., 8.50%, 05/15/18 (b)		150,000	147,188
TNK-BP Finance SA, Series 144a, 7.50%, 07/18/16 (b)		100,000	103,500
TNK-BP Finance SA, 7.25%, 02/02/20 (b)		200,000	199,760
UPC Germany GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17 (b)		275,000	269,500
White Nights Finance BV for Gazprom, 10.50%, 03/25/14		175,000	203,438

			7,780,199

Diversified Telecommunication Services 4.2%
AT&T Corp., 8.00%, 11/15/31		295,000	379,728
AT&T, Inc., 4.85%, 02/15/14		140,000	153,334
Axtel SAB de CV, 9.00%, 09/22/19 (b)		110,000	97,900
Bakrie Telecom Pte Ltd., 11.50%, 05/07/15 (b)		880,000	853,600
British Telecommunications PLC, 9.88%, 12/15/30		110,000	134,246
Cincinnati Bell, Inc., 8.75%, 03/15/18		145,000	131,588
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/01/15 (b)		110,000	109,038
Deutsche Telekom International Finance BV, 8.13%, 05/29/12	EUR	160,000	217,951
France Telecom SA 4.38%, 07/08/14		265,000	285,768
8.50%, 03/01/31		40,000	55,044
8.13%, 01/28/33		90,000	158,101
GCI, Inc., 8.63%, 11/15/19 (b)		$130,000	129,675
Intelsat Luxembourg SA, 11.50%, 02/04/17		140,000	139,650
Level 3 Financing, Inc., 10.00%, 02/01/18 (b)		150,000	132,750
Qtel International Finance Ltd., 7.88%, 06/10/19 (b)		255,000	294,861

12 Semiannual Report 2010

Corporate Bonds (continued)
		Principal Amount	Market Value

Diversified Telecommunication Services (continued)

Qwest Corp. 7.88%, 09/01/11		$500,000	$520,000
8.38%, 05/01/16		175,000	191,187
6.88%, 09/15/33		150,000	137,625
Sprint Capital Corp. 7.63%, 01/30/11		225,000	228,937
8.75%, 03/15/32		515,000	491,825
Sprint Nextel Corp., 8.38%, 08/15/17		185,000	185,000
Telecom Italia Capital SA, 7.00%, 06/04/18		360,000	383,459
Telefonica Emisiones SAU 2.58%, 04/26/13		240,000	238,349
6.42%, 06/20/16		360,000	394,883
5.13%, 04/27/20		225,000	225,516
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15		400,000	435,273
Telemar Norte Leste SA, 9.50%, 04/23/19 (b)		125,000	149,688
TELUS Corp., 5.05%, 12/04/19	CAD	65,000	61,940
tw telecom holdings, inc., 8.00%, 03/01/18 (b)		$150,000	153,000
Verizon Communications, Inc. 5.50%, 02/15/18		100,000	109,731
8.75%, 11/01/18		375,000	487,490
8.95%, 03/01/39		145,000	205,404
Wind Acquisition Finance SA, 12.00%, 12/01/15 (b)		200,000	207,000
Wind Acquisition Holdings Finance SA, 12.25%, 07/15/17 (b)		115,000	104,650

			8,184,191

Electric Utilities 1.5%
AES Eastern Energy LP, Series 99-A, 9.00%, 01/02/17		68,010	70,051
Commonwealth Edison Co., 5.80%, 03/15/18		165,000	186,433
Detroit Edison Co. (The), 6.13%, 10/01/10		200,000	202,500
Dubai Electricity & Water Authority, 8.50%, 04/22/15 (b)		110,000	112,067
Elwood Energy LLC, 8.16%, 07/05/26		110,479	104,403
Enel Finance International SA 3.88%, 10/07/14 (b)		280,000	282,284
5.13%, 10/07/19 (b)		300,000	301,336
Energy Future Holdings Corp., 10.88%, 11/01/17		455,000	336,700
Majapahit Holding BV, 7.75%, 01/20/20 (b)		190,000	208,050
Ohio Power Co., Series K, 6.00%, 06/01/16		225,000	254,819
Star Energy Geothermal Wayang Windu Ltd., 11.50%, 02/12/15 (b)		700,000	724,500
Union Electric Co., 6.70%, 02/01/19		100,000	116,246

			2,899,389

Electrical Equipment 0.1%
Belden, Inc., 9.25%, 06/15/19 (b)		100,000	105,500

Electronic Equipment, Instruments & Components 0.3%
Jabil Circuit, Inc., 7.75%, 07/15/16		325,000	339,625
NXP BV/NXP Funding LLC, 9.50%, 10/15/15		200,000	167,500

			507,125

Energy Equipment & Services 1.7%
American Petroleum Tankers LLC/AP Tankers Co., 10.25%, 05/01/15 (b)		205,000	205,513
Coffeyville Resources LLC/Coffeyville Finance, Inc. 9.00%, 04/01/15 (b)		110,000	108,900
10.88%, 04/01/17 (b)		85,000	82,875
Gaz Capital SA for Gazprom, 6.58%, 10/31/13	GBP	290,000	452,245
Helix Energy Solutions Group, Inc., 9.50%, 01/15/16 (b)		$115,000	105,800
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 02/15/20 (b)		150,000	148,125
Morgan Stanley Bank AG for OAO Gazprom, 9.63%, 03/01/13 (b)		560,000	623,840
Pemex Project Funding Master Trust, 6.63%, 06/15/38		285,000	290,775
Petrohawk Energy Corp., 7.88%, 06/01/15		130,000	130,325
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 09/30/20 (b)		415,000	430,363
Total Capital SA 3.00%, 06/24/15		145,000	146,436
4.45%, 06/24/20		175,000	178,631

2010 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Energy Equipment & Services (continued)

Transocean, Inc. 6.00%, 03/15/18	$190,000	$174,867
6.80%, 03/15/38	160,000	144,186
Weatherford International Ltd., 6.00%, 03/15/18	140,000	144,043

		3,366,924

Food & Staples Retailing 1.0%
CVS Caremark Corp.
3.25%, 05/18/15	305,000	309,806
6.13%, 09/15/39	300,000	320,681
Delhaize America, Inc., 9.00%, 04/15/31	109,000	148,978
Great Atlantic & Pacific Tea Co., 11.38%, 08/01/15 (b)	225,000	187,313
Kroger Co. (The) 5.00%, 04/15/13	70,000	74,924
3.90%, 10/01/15	130,000	137,134
6.40%, 08/15/17	100,000	116,400
Rite Aid Corp., 9.75%, 06/12/16	140,000	146,300
Wal-Mart Stores, Inc. 4.25%, 04/15/13	230,000	247,425
4.13%, 02/01/19	210,000	219,302
4.88%, 07/08/40	125,000	123,093

		2,031,356

Food Products 0.8%
Bumble Bee Foods LLC, 7.75%, 12/15/15 (b)	200,000	201,250
ConAgra Foods, Inc., 8.25%, 09/15/30	100,000	128,770
Corp. Pesquera Inca SAC, 9.00%, 02/10/17 (b)	235,000	229,712
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20 (b)	225,000	189,000
JBS USA LLC/JBS USA Finance, Inc., 11.63%, 05/01/14	125,000	140,156
Kraft Foods, Inc. 2.63%, 05/08/13	225,000	229,265
6.88%, 01/26/39	95,000	110,196
6.50%, 02/09/40	285,000	318,724
Michael Food, Inc., 9.75%, 07/15/18 (b)	35,000	35,963

		1,583,036

Gas Utilities 0.9%
CenterPoint Energy Resources Corp., 6.25%, 02/01/37	70,000	74,101
Consolidated Natural Gas Co., Series C, 6.25%, 11/01/11	155,000	164,324
Dynegy Holdings, Inc., Series 144a, 7.50%, 06/01/15 (b)	215,000	169,044
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	395,000	403,430
EQT Corp., 6.50%, 04/01/18	230,000	250,303
Regency Energy Partners LP/Regency Energy Finance Corp., 9.38%, 06/01/16 (b)	195,000	206,700
Rockies Express Pipeline LLC, 3.90%, 04/15/15 (b)	265,000	256,113
Texas Eastern Transmission LP, 7.00%, 07/15/32	215,000	254,651

		1,778,666

Health Care Equipment & Supplies 0.3%
Baxter International, Inc., 4.63%, 03/15/15	35,000	38,566
Boston Scientific Corp. 4.50%, 01/15/15	355,000	348,729
7.38%, 01/15/40	90,000	91,248
Covidien International Finance SA, 6.00%, 10/15/17	100,000	116,046

		594,589

Health Care Providers & Services 1.7%
American Renal Holdings, 8.38%, 05/15/18 (b)	105,000	103,950
Biomet, Inc. 10.38%, 10/15/17	80,000	86,000
11.63%, 10/15/17	70,000	75,775
CRC Health Corp., 10.75%, 02/01/16	300,000	276,000
DJO Finance LLC/DJO Finance Co., Inc., 11.75%, 11/15/14	225,000	229,500
Express Scripts, Inc., 6.25%, 06/15/14	190,000	215,121
HCA, Inc. 9.00%, 12/15/14	115,000	111,263
7.25%, 09/15/20	300,000	301,500
Health Net, Inc., 6.38%, 06/01/17	255,000	237,150

14 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Health Care Providers & Services (continued)

Healthsouth Corp., 10.75%, 06/15/16	$480,000	$518,400
Humana, Inc., 8.15%, 06/15/38	195,000	211,909
Medco Health Solutions, Inc. 6.13%, 03/15/13	10,000	11,068
7.25%, 08/15/13	255,000	294,177
7.13%, 03/15/18	195,000	232,960
OnCure Holdings, Inc., 11.75%, 05/15/17 (b)	175,000	164,063
US Oncology Holdings, Inc. PIK, 6.64%, 03/15/12 (a)	159,000	147,870
US Oncology, Inc., 10.75%, 08/15/14	80,000	82,000

		3,298,706

Hotels, Restaurants & Leisure 1.6%
Carrols Corp., 9.00%, 01/15/13	200,000	199,000
Denny’s Holdings, Inc., 10.00%, 10/01/12	125,000	125,313
Equinox Holdings, Inc., 9.50%, 02/01/16 (b)	195,000	192,806
Games Merger Corp., 11.00%, 06/01/18 (b)	125,000	125,938
Harrah’s Operating Co., Inc. 5.63%, 06/01/15	150,000	99,375
11.25%, 06/01/17	25,000	26,312
Landry’s Restaurants, Inc., 11.63%, 12/01/15	125,000	129,375
McDonald’s Corp., 5.00%, 02/01/19	35,000	38,994
MCE Finance Ltd., 10.25%, 05/15/18 (b)	430,000	446,663
MGM Resorts International, 8.38%, 02/01/11	200,000	202,000
NPC International, Inc., 9.50%, 05/01/14	200,000	200,000
Pinnacle Entertainment, Inc., 8.75%, 05/15/20 (b)	125,000	115,781
Pokagon Gaming Authority, 10.38%, 06/15/14 (b)	225,000	232,875
Speedway Motorsports, Inc., 8.75%, 06/01/16	110,000	115,500
Starwood Hotels & Resorts Worldwide, Inc., 7.15%, 12/01/19	175,000	177,187
Yonkers Racing Corp., 11.38%, 07/15/16 (b)	145,000	155,331
Yum! Brands, Inc. 8.88%, 04/15/11	295,000	311,654
4.25%, 09/15/15	135,000	143,243

		3,037,347

Household Durables 0.4%
Fortune Brands, Inc., 3.00%, 06/01/12	305,000	308,674
K Hovnanian Enterprises, Inc., 10.63%, 10/15/16	160,000	160,000
Libbey Glass, Inc., 10.00%, 02/15/15 (b)	100,000	103,500
Meritage Homes Corp., 6.25%, 03/15/15	135,000	127,575

		699,749

Household Products 0.1%
Central Garden & Pet Co., 8.25%, 03/01/18	125,000	123,906
Prestige Brands, Inc., 8.25%, 04/01/18 (b)	145,000	146,088

		269,994

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The), 9.75%, 04/15/16 (b)	250,000	268,750
RRI Energy, Inc., 7.63%, 06/15/14	130,000	128,050

		396,800

Industrial Conglomerates 0.1%
Textron, Inc., 6.20%, 03/15/15	180,000	193,735

Information Technology Services 0.2%
First Data Corp., 10.55%, 09/24/15	300,000	219,750
Stratus Technologies, Inc., 12.00%, 03/29/15 (b)	90,000	78,412
SunGard Data Systems, Inc., 10.63%, 05/15/15	125,000	133,594

		431,756

Insurance 1.0%
ACE INA Holdings, Inc., 5.60%, 05/15/15	135,000	148,748
Alliant Holdings I, Inc., 11.00%, 05/01/15 (b)	175,000	176,312
Berkshire Hathaway Finance Corp. 4.00%, 04/15/12	210,000	220,891
5.40%, 05/15/18	205,000	227,689
Chubb Corp., 5.75%, 05/15/18	45,000	50,103
HUB International Holdings, Inc., 10.25%, 06/15/15 (b)	280,000	256,900

2010 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Insurance (continued)

Lincoln National Corp., 6.20%, 12/15/11	$750,000	$790,834
Marsh & McLennan Cos., Inc., 5.15%, 09/15/10	40,000	40,288

		1,911,765

Internet & Catalog Retail 0.4%
HSN, Inc., 11.25%, 08/01/16	175,000	196,000
QVC, Inc. 7.50%, 10/01/19 (b)	185,000	181,763
7.38%, 10/15/20 (b)	335,000	325,787

		703,550

Leisure Equipment & Products 0.3%
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)	175,000	181,125
Hasbro, Inc. 6.13%, 05/15/14	145,000	154,352
6.30%, 09/15/17	80,000	83,129
6.35%, 03/15/40	200,000	203,751

		622,357

Machinery 0.6%
Case New Holland, Inc. 7.75%, 09/01/13	125,000	127,812
7.88%, 12/01/17 (b)	210,000	211,575
Cleaver-Brooks, Inc., 12.25%, 05/01/16 (b)	90,000	87,525
Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17 (b)	150,000	118,875
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 04/15/14	310,000	384,086
RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18 (b)	175,000	169,750
Timken Co., 6.00%, 09/15/14	45,000	49,275
Trimas Corp., 9.75%, 12/15/17 (b)	100,000	101,250

		1,250,148

Marine 0.1%
Martin Midstream Partners & Finance/Martin Midstream Finance Corp., 8.88%, 04/01/18 (b)	135,000	133,650

Media 2.5%
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	75,000	87,375
Cengage Learning Acquisitions, Inc., 10.50%, 01/15/15 (b)	160,000	148,800
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17 (b)	130,000	129,513
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17 (b)	60,000	60,300
Clear Channel Worldwide Holdings, Inc., Series A, 9.25%, 12/15/17 (b)	35,000	34,825
Columbus International, Inc., 11.50%, 11/20/14 (b)	250,000	266,268
Comcast Corp. 5.70%, 05/15/18	325,000	357,256
6.40%, 03/01/40	200,000	215,263
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/01/14	380,000	402,447
Hughes Network Systems LLC/HNS Finance Corp., 9.50%, 04/15/14	130,000	131,625
Idearc Litigation Trusts, 8.00%, 11/15/16 (e)	825,000	6,188
Insight Communications Co., Inc., 9.38%, 07/15/18 (b)	200,000	200,000
Mediacom LLC/Mediacom Capital Corp., 9.13%, 08/15/19	95,000	91,675
NBC Universal, Inc., 3.65%, 04/30/15 (b)	340,000	347,684
Nielsen Finance Co. LLC/Nielsen Finance Co., 0.00%, 08/01/16 (c)	130,000	123,825
Rainbow National Services LLC 8.75%, 09/01/12 (b)	325,000	325,812
10.38%, 09/01/14 (b)	150,000	156,188
Telesat Canada/Telesat LLC, 12.50%, 11/01/17	195,000	218,400
Time Warner Cable, Inc., 6.75%, 07/01/18	295,000	338,624
Time Warner, Inc., 5.88%, 11/15/16	155,000	174,732
Umbrella Acquisition, Inc. PIK, 9.75%, 03/15/15 (a) (b)	100,000	83,250
Univision Communications, Inc., 12.00%, 07/01/14 (b)	60,000	64,350
Viacom, Inc., 6.25%, 04/30/16	325,000	368,631
Visant Holding Corp., 10.25%, 12/01/13 (c)	105,000	107,231

16 Semiannual Report 2010

Corporate Bonds (continued)
		Principal Amount	Market Value

Media (continued)

WMG Holdings Corp., 9.50%, 12/15/14 (c)		$200,000	$199,000
WPP Finance UK, 8.00%, 09/15/14		215,000	252,079

			4,891,341

Metals & Mining 2.1%
AK Steel Corp., 7.63%, 05/15/20		125,000	121,250
ALROSA Finance SA, 8.88%, 11/17/14 (b)		350,000	371,000
ArcelorMittal, 9.85%, 06/01/19		140,000	174,950
Corp. Nacional del Cobre de Chile, 7.50%, 01/15/19 (b)		490,000	600,406
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17		375,000	412,500
Gerdau Holdings, Inc., 7.00%, 01/20/20 (b)		100,000	102,000
Prime Dig Pte Ltd., 11.75%, 11/03/14 (b)		100,000	101,000
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13		405,000	443,739
Ryerson, Inc., 12.00%, 11/01/15		125,000	127,812
Southern Copper Corp. 6.38%, 07/27/15		200,000	223,365
7.50%, 07/27/35		370,000	399,340
Tube City IMS Corp., 9.75%, 02/01/15		40,000	38,700
Vale Overseas Ltd., 6.88%, 11/10/39		650,000	679,054
Vale SA, 4.38%, 03/24/18	EUR	100,000	124,855
Vedanta Resources PLC, 8.75%, 01/15/14 (b)		$155,000	162,750

			4,082,721

Multiline Retail 0.1%
Neiman Marcus Group, Inc. (The), 10.38%, 10/15/15		210,000	213,675

Oil, Gas & Consumable Fuels 3.1%
Berry Petroleum Co., 10.25%, 06/01/14		115,000	123,625
Bumi Capital Pte Ltd., 12.00%, 11/10/16 (b)		820,000	832,300
Cenovus Energy, Inc., 4.50%, 09/15/14 (b)		80,000	85,455
CenterPoint Energy Resources Corp., Series B, 7.88%, 04/01/13		45,000	51,564
Consol Energy, Inc. 8.00%, 04/01/17 (b)		105,000	108,413
8.25%, 04/01/20 (b)		75,000	78,187
Denbury Resources, Inc., 8.25%, 02/15/20		119,000	124,355
Devon Energy Corp., 5.63%, 01/15/14		500,000	555,016
El Paso Corp., 8.25%, 02/15/16		85,000	89,038
Enterprise Products Operating LLC 5.90%, 04/15/13		80,000	86,274
5.25%, 01/31/20		140,000	144,133
Gaz Capital SA, 6.21%, 11/22/16 (b)		235,000	237,068
General Maritime Corp., 12.00%, 11/15/17 (b)		90,000	91,800
International Coal Group, Inc., 9.13%, 04/01/18		125,000	125,000
Linn Energy LLC, 9.88%, 07/01/18		210,000	222,600
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 04/15/20 (b)		80,000	81,900
Marathon Oil Corp., 6.50%, 02/15/14		95,000	106,967
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.75%, 04/15/18		125,000	126,250
OPTI Canada, Inc. 9.00%, 12/15/12 (b)		120,000	121,200
8.25%, 12/15/14		245,000	213,150
Petrobras International Finance Co., 6.88%, 01/20/40		50,000	50,409
Petroleos Mexicanos, 6.00%, 03/05/20 (b)		105,000	110,250
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 08/14/19 (b)		420,000	478,800
Petronas Capital Ltd., 5.25%, 08/12/19 (b)		210,000	220,796
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24 (b)		230,000	250,700
Shell International Finance BV, 4.38%, 03/25/20		530,000	547,877
Williams Partners LP, 3.80%, 02/15/15 (b)		210,000	211,363

2010 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)

Williams Partners LP/Williams Partners Finance Corp., 7.25%, 02/01/17	$345,000	$391,650
XTO Energy, Inc., 6.50%, 12/15/18	180,000	218,435

		6,084,575

Paper & Forest Products 0.6%
Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 04/01/20 (b)	150,000	149,625
International Paper Co., 7.95%, 06/15/18	245,000	291,695
NewPage Corp., 11.38%, 12/31/14	175,000	158,813
Norske Skogindustrier ASA, 6.13%, 10/15/15 (b)	300,000	203,658
PE Paper Escrow GmbH, 12.00%, 08/01/14 (b)	400,000	439,500
Pindo Deli Finance BV, 0.00%, 04/28/25 (a) (b)	901,231	13,518
Tjiwi Kimia Finance BV, Series 144a, 0.00%, 04/28/27 (a) (b)	473,111	7,097

		1,263,906

Pharmaceuticals 0.1%
Novasep Holding SAS, 9.75%, 12/15/16 (b)	135,000	132,637

Real Estate Investment Trusts (REITs) 0.2%
Developers Diversified Realty Corp., 4.63%, 08/01/10	335,000	335,130

Real Estate Management & Development 0.2%
Country Garden Holdings Co., 11.25%, 04/22/17 (b)	220,000	207,900
Realogy Corp. 10.50%, 04/15/14	125,000	105,937
11.00%, 04/15/14	158,812	132,608

		446,445

Road & Rail 0.6%
Kansas City Southern de Mexico SA de CV, 12.50%, 04/01/16	259,000	309,505
Kansas City Southern Railway Co. 13.00%, 12/15/13	32,000	38,400
8.00%, 06/01/15	400,000	412,000
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 07/15/17 (b)	105,000	112,613
TGI International Ltd., 9.50%, 10/03/17 (b)	135,000	150,356
Union Pacific Corp., 7.88%, 01/15/19	185,000	235,525

		1,258,399

Semiconductors & Semiconductor Equipment 0.2%
Freescale Semiconductor, Inc., 9.25%, 04/15/18 (b)	225,000	222,188
Freescale Semiconductor, Inc. PIK, 9.13%, 12/15/14	302,159	270,432

		492,620

Specialty Retail 0.4%
Hillman Group, Inc., 10.88%, 06/01/18 (b)	90,000	92,700
Sally Holdings, Inc./Sally Capital, Inc., 10.50%, 11/15/16	160,000	171,200
Staples, Inc. 7.75%, 04/01/11	130,000	135,859
9.75%, 01/15/14	320,000	392,537

		792,296

Textiles, Apparel & Luxury Goods 0.1%
Hanesbrands, Inc., 8.00%, 12/15/16	80,000	81,100
Quiksilver, Inc., 6.88%, 04/15/15	175,000	159,031

		240,131

Tobacco 0.6%
Altria Group, Inc. 9.25%, 08/06/19	10,000	12,481
10.20%, 02/06/39	250,000	335,349
Philip Morris International, Inc. 6.88%, 03/17/14	200,000	231,391
5.65%, 05/16/18	575,000	629,006

		1,208,227

Transportation Infrastructure 0.1%
DP World Ltd., 6.85%, 07/02/37 (b)	170,000	135,233

Wireless Telecommunication Services 1.4%
Alltel Corp. 7.00%, 07/01/12	115,000	127,042
7.88%, 07/01/32	190,000	239,633
America Movil SAB de CV, 6.13%, 03/30/40 (b)	425,000	443,798
Cricket Communications, Inc., 7.75%, 05/15/16	225,000	229,500
Digicel Group Ltd. 9.13%, 01/15/15 (b)	225,000	220,781
10.50%, 04/15/18 (b)	275,000	283,594

18 Semiannual Report 2010

Corporate Bonds (continued)
		Principal Amount	Market Value

Wireless Telecommunication Services (continued)

NII Capital Corp., 10.00%, 08/15/16		$950,000	$999,875
Vodafone Group PLC, 5.63%, 02/27/17		175,000	191,936

			2,736,159

Total Corporate Bonds (cost $79,497,540)			82,276,207

Municipal Bonds 0.5%

Georgia 0.5%
Municipal Electric Authority of Georgia Series 2010, 6.64%, 04/01/57		675,000	653,697
Series 2010, 7.06%, 04/01/57		360,000	353,455

Total Municipal Bonds (cost $1,039,508)			1,007,152

U.S. Government Mortgage Backed Agencies 8.5%

Fannie Mae Pool
Pool# 736280 4.00%, 08/01/18		852,043	901,018
Pool# 50946 4.00%, 07/25/25		1,495,000	1,552,931
4.50%, 07/25/25		1,000,000	1,054,844
Pool# 251752
Pool# 252009
Pool# 323591
Pool# 540017 8.00%, 05/01/30		2,323	2,690
Pool# 564363 8.00%, 01/01/31		939	1,088
Pool# 564993 7.50%, 03/01/31		13,857	15,795
Pool# 606566 7.50%, 10/01/31		6,947	7,923
Pool# 642656 7.00%, 07/01/32		44,910	50,781
Pool# 555533
Pool# 741875
Pool# 886574 2.94%, 08/01/36 (a)		518,182	537,694
Pool# 968154
Pool# 257231 5.50%, 06/01/38		2,882,079	3,097,803
4.50%, 07/25/40		7,730,000	8,011,418
Fannie Mae TBA 5.50%, 07/25/40		1,065,000	1,143,211
Freddie Mac Gold Pool
Pool# C90381 7.50%, 11/01/20		766	857
Pool# C00712 6.50%, 02/01/29		16,737	18,629
Pool# C39060 8.00%, 06/01/30		474	497
Pool# C41531 8.00%, 08/01/30		1,619	1,867
Pool# C42327 8.00%, 09/01/30		1,346	1,551
Pool# C01104 8.00%, 12/01/30		20,463	23,593
Pool# C48997 8.00%, 03/01/31		33,768	35,547
Pool# C49587 8.00%, 03/01/31		18,752	21,623
Pool# C50477 8.00%, 04/01/31		25,506	29,419
Pool# C53381 8.00%, 06/01/31		3,315	3,640
Pool# C69951 6.50%, 08/01/32		21,018	23,381
Pool# G05087

Total U.S. Government Mortgage Backed Agencies (cost $16,254,264)			16,537,800

Sovereign Bonds 16.4%

		Principal Amount	Market Value

ARGENTINA 1.7%
Argentina Bonos, 0.39%, 08/03/12 (a)		4,300,000	1,445,875
Argentina Government International Bond 7.82%, 12/31/33 (a)	EUR	690,613	472,929
8.28%, 12/31/33		$1,045,341	714,752
City of Buenos Aires, 12.50%, 04/06/15 (b)		600,000	607,500

			3,241,056

BRAZIL 1.8%
Brazil Notas do Tesouro Nacional 10.00%, 01/01/17	BRL	1,455,000	728,335
10.00%, 01/01/21		2,685,000	1,279,280

2010 Semiannual Report 19

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Sovereign Bonds (continued)
		Principal Amount	Market Value

BRAZIL (continued)

Brazilian Government International Bond 4.88%, 01/22/21		$1,480,000	$1,482,220
5.63%, 01/07/41		100,000	98,250

			3,588,085

BULGARIA 0.3%
Bulgaria Government International Bond, 8.25%, 01/15/15 (b)		450,000	507,375

CANADA 0.8%
Canadian Government Bond 5.25%, 06/01/12	CAD	330,000	332,495
4.00%, 06/01/16		570,000	577,496
4.25%, 06/01/18		410,000	421,951
Province of Quebec Canada, 4.50%, 12/01/20		180,000	175,002

			1,506,944

CAYMAN ISLANDS 0.3%
Cayman Islands Government Bond, 5.95%, 11/24/19 (b)		$600,000	608,868

COLOMBIA 0.6%
Colombia Government International Bond 7.38%, 03/18/19		235,000	274,950
7.75%, 04/14/21	COP	819,000,000	463,241
6.13%, 01/18/41		$460,000	465,750

			1,203,941

EGYPT 0.4%
Egypt Government International Bond, 6.88%, 04/30/40 (b)		800,000	780,000

EL SALVADOR 0.1%
El Salvador Government International Bond, 7.65%, 06/15/35		105,000	111,300

FRANCE 1.2%
France Government Bond OAT 4.00%, 10/25/38	EUR	1,100,000	1,422,467
4.00%, 04/25/60		700,000	915,829

			2,338,296

GERMANY 1.4%
Bundesrepublik Deutschland 4.50%, 01/04/13		1,000,000	1,336,820
4.25%, 07/04/18		600,000	836,906
3.25%, 01/04/20		450,000	583,679

			2,757,405

GREECE 0.0%†
Hellenic Republic Government International Bond, 2.38%, 03/18/11	CHF	100,000	86,179

INDONESIA 0.2%
Indonesia Government International Bond, 7.75%, 01/17/38 (b)		290,000	342,200

JAPAN 0.3%
Japan Government Ten Year Bond, 0.80%, 03/20/13	JPY	50,000,000	575,199

LITHUANIA 0.2%
Lithuania Government International Bond 6.75%, 01/15/15 (b)		$125,000	131,004
7.38%, 02/11/20 (b)		300,000	317,774

			448,778

MEXICO 0.8%
Mexican Bonos 7.25%, 12/15/16	MXN	16,645,000	1,332,959
8.50%, 11/18/38		1,625,000	136,754
United Mexican States, 6.05%, 01/11/40		$60,000	63,300

			1,533,013

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19		155,000	183,288

POLAND 0.3%
Poland Government Bond, 5.50%, 10/25/19	PLN	1,350,000	387,238
Poland Government International Bond, 6.38%, 07/15/19		$190,000	210,183

			597,421

QATAR 0.3%
Qatar Government International Bond, 6.40%, 01/20/40 (b)		590,000	626,875

RUSSIA 0.2%
Russian Foreign Bond — Eurobond 3.63%, 04/29/15 (b)		200,000	193,500
7.50%, 03/31/30 (c)		133,352	150,328

			343,828

20 Semiannual Report 2010

Sovereign Bonds (continued)
		Principal Amount	Market Value

SENEGAL 0.1%
Senegal Government International Bond, 8.75%, 12/22/14		$300,000	$291,000

SOUTH AFRICA 0.2%
South Africa Government Bond, 6.75%, 03/31/21	ZAR	2,000,000	221,968
South Africa Government International Bond, 5.50%, 03/09/20		$235,000	242,931

			464,899

SOUTH KOREA 0.3%
Export-Import Bank of Korea, 5.13%, 06/29/20		575,000	577,312

SPAIN 0.2%
Spain Government Bond, 6.15%, 01/31/13	EUR	330,000	432,333

SUPRANATIONAL 1.5%
Asian Development Bank, 6.00%, 01/20/15	AUD	650,000	556,094
Corp. Andina de Fomento, 8.13%, 06/04/19		$430,000	528,328
Eurasian Development Bank, 7.38%, 09/29/14 (b)		235,000	247,925
Inter-American Development Bank, 6.50%, 08/20/19	AUD	870,000	771,610
International Bank for Reconstruction & Development, 3.38%, 04/30/15	NOK	1,900,000	295,028
Nordic Investment Bank, 1.70%, 04/27/17	JPY	50,000,000	596,479

			2,995,464

TURKEY 0.1%
Turkey Government International Bond, 6.75%, 05/30/40		$220,000	220,550

UNITED KINGDOM 2.3%
Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 7.65%, 09/07/11		490,000	482,650
United Kingdom Gilt 4.50%, 03/07/13	GBP	175,000	284,249
4.00%, 09/07/16		900,000	1,457,106
3.75%, 09/07/19		690,000	1,066,074
4.75%, 03/07/20		350,000	582,759
4.25%, 12/07/40		465,000	702,468

			4,575,306

URUGUAY 0.1%
Uruguay Government International Bond, 6.88%, 09/28/25		105,000	117,075

VENEZUELA 0.6%
Venezuela Government International Bond, 6.00%, 12/09/20		2,080,000	1,097,200

Total Sovereign Bonds (cost $31,779,750)			32,151,190

U.S. Government Sponsored & Agency Obligations 1.5%

Fannie Mae
1.75%, 03/23/11		675,000	681,578
5.00%, 05/11/17		1,050,000	1,197,951
0.00%, 10/09/19		1,300,000	803,686
Freddie Mac 5.13%, 11/17/17		265,000	305,308

Total U.S. Government Sponsored & Agency Obligations (cost $2,779,483)			2,988,523

U.S. Treasury Bonds 1.4%

U.S. Treasury Bond
4.38%, 11/15/39 (f)		475,000	512,777
4.38%, 05/15/40		1,160,000	1,254,610
4.50%, 08/15/39		325,000	357,957
4.63%, 02/15/40		255,000	286,636

			2,411,980

U.S. Treasury Strip Bond, 0.00%, 08/15/19		415,000	313,287

Total U.S. Treasury Bonds (cost $2,585,472)			2,725,267

U.S. Treasury Notes 5.0%

U.S. Treasury Note
0.63%, 06/30/12		350,000	350,028
0.75%, 05/31/12		950,000	952,746
1.88%, 06/30/15		4,390,000	4,406,805
2.13%, 05/31/15		1,485,000	1,510,527
3.50%, 05/15/20		2,415,000	2,527,442

Total U.S. Treasury Notes (cost $9,676,842)			9,747,548

2010 Semiannual Report 21

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi Sector Bond Fund (Continued)

Yankee Dollars 0.1%

	Principal Amount	Market Value

Energy Equipment & Services 0.0%†
Compton Petroleum Finance Corp., 7.63%, 12/01/13	$80,000	$64,000

Oil, Gas & Consumable Fuels 0.1%
Petro-Canada, 6.05%, 05/15/18	45,000	50,671
Suncor Energy, Inc., 5.95%, 12/01/34	105,000	106,981

		157,652

Road & Rail 0.0%†
Canadian National Railway Co., 5.55%, 05/15/18	45,000	51,112

Total Yankee Dollars (cost $247,758)		272,764

Mutual Fund 5.9%

	Shares	Market Value

Money Market Fund 5.9%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (g)	11,475,427	11,475,427

Total Mutual Fund (cost $11,475,427)		11,475,427

Total Investments (cost $188,993,788) (h) — 99.6%		194,700,779

Other assets in excess of liabilities — 0.4%		858,627

NET ASSETS — 100.0%		$195,559,406

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2010 was $41,866,658 which represents 21.41% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2010.

(d)	Fair Valued Security.

(e)	Illiquid security.

(f)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(g)	Represents 7-day effective yield as of June 30, 2010.

(h)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

ASA	Stock Corporation

BV	Private Limited Liability Company

FHLMC	Federal Home Loan Mortgage Corporation

GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

OJSC	Open Joint Stock Company

PLC	Public Limited Company

PIK	Paid In Kind

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

Currency:

UK	United Kingdom

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

COP	Colombian Peso

EUR	Euro

GBP	Great British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegran Krone

PLN	Poland New Zloty

ZAR	South Africa Rand

22 Semiannual Report 2010

At June 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	JPMorgan Chase Bank	7/30/10	(220,000)	$(190,410)	$(184,569)	$5,841
Australian Dollar	JPMorgan Chase Bank	7/30/10	(805,000)	(696,727)	(675,354)	21,373
Brazilian Real	JPMorgan Chase Bank	7/02/10	(285,742)	(155,000)	(158,306)	(3,306)
Brazilian Real	JPMorgan Chase Bank	7/02/10	(460,875)	(250,000)	(255,332)	(5,332)
Brazilian Real	JPMorgan Chase Bank	7/02/10	(46,088)	(25,000)	(25,533)	(533)
British Pound	JPMorgan Chase Bank	7/30/10	(420,113)	(619,658)	(627,691)	(8,033)
British Pound	JPMorgan Chase Bank	7/30/10	(286,906)	(423,181)	(428,667)	(5,486)
British Pound	JPMorgan Chase Bank	7/30/10	(800,000)	(1,199,808)	(1,195,280)	4,528
British Pound	JPMorgan Chase Bank	7/30/10	(270,327)	(406,780)	(403,896)	2,884
British Pound	JPMorgan Chase Bank	7/30/10	(195,236)	(293,785)	(291,702)	2,083
Canadian Dollar	JPMorgan Chase Bank	7/30/10	(1,699,459)	(1,657,977)	(1,596,131)	61,846
Euro	JPMorgan Chase Bank	7/30/10	(6,000,000)	(7,426,620)	(7,337,660)	88,960
Euro	JPMorgan Chase Bank	7/30/10	(250,000)	(309,442)	(305,735)	3,707
Mexican Peso	JPMorgan Chase Bank	7/30/10	(195,400)	(15,345)	(15,065)	280
Mexican Peso	JPMorgan Chase Bank	7/30/10	(1,107,300)	(86,960)	(85,372)	1,588
Mexican Peso	JPMorgan Chase Bank	7/30/10	(2,605,500)	(204,618)	(200,881)	3,737

Total Short Contracts				$(13,961,311)	$(13,787,174)	$174,137

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Canadian Dollar	JPMorgan Chase Bank	7/02/10	128,814	$122,565	$121,003	$(1,562)
Canadian Dollar	JPMorgan Chase Bank	7/02/10	331,950	315,848	311,822	(4,026)
Canadian Dollar	JPMorgan Chase Bank	7/30/10	128,814	121,265	120,982	(283)
Canadian Dollar	JPMorgan Chase Bank	7/30/10	331,950	312,496	311,767	(729)
Euro	JPMorgan Chase Bank	7/30/10	1,500,000	1,852,669	1,834,415	(18,254)
Japanese Yen	JPMorgan Chase Bank	7/30/10	200,000,000	2,220,471	2,263,085	42,614
Swiss Franc	JPMorgan Chase Bank	7/30/10	819,475	750,000	760,616	10,616

Total Long Contracts				$5,695,314	$5,723,690	$28,376

At June 30, 2010, the Fund’s open futures contracts were as follows (Note 2):

			Notional Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

2	Japan 10 Year Bond	09/09/10	$3,103,475	$20,105
100	U.S. Treasury 5 Year Note	09/30/10	11,835,156	129,433

			$14,938,631	$149,538

			Notional Value
Number of			Covered by	Unrealized
Contracts	Short Contracts	Expiration	Contracts	Appreciation

22	U.S. Treasury 10 Year Note	09/21/10	$2,696,031	$(53,844)
10	U.S. Treasury 30 Year Bond	09/21/10	1,275,000	(37,365)

			$3,971,031	$(91,209)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 23

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Multi
Sector Bond
Fund

Assets:
Investments, at value (cost $188,993,788)	$194,700,779
Cash	43,273
Foreign currencies, at value (cost $4,000,163)	3,965,760
Interest and dividends receivable	2,232,769
Receivable for investments sold	12,651,622
Receivable for capital shares issued	265,094
Reclaims receivable	10,232
Unrealized appreciation on forward foreign currency contracts (Note 2)	250,057
Prepaid expenses and other assets	10,720

Total Assets	214,130,306

Liabilities:
Payable for investments purchased	18,267,512
Payable for capital shares redeemed	41,863
Payable for variation margin on futures contracts	7,608
Unrealized depreciation on forward foreign currency contracts (Note 2)	47,544
Accrued expenses and other payables:
Investment advisory fees	111,561
Fund administration fees	10,042
Administrative servicing fees	24,424
Accounting and transfer agent fees	36,440
Custodian fees	1,065
Compliance program costs (Note 3)	864
Printing fees	20,996
Other	981

Total Liabilities	18,570,900

Net Assets	$195,559,406

Represented by:
Capital	$219,793,532
Accumulated net investment loss	(291,906)
Accumulated net realized losses from investment, futures and foreign currency transactions	(29,862,880)
Net unrealized appreciation/(depreciation) from investments	5,706,991
Net unrealized appreciation/(depreciation) from futures (Note 2)	58,329
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	202,513
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(47,173)

Net Assets	$195,559,406

Net Assets:
Class I Shares	$195,559,406

Total	$195,559,406

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	23,186,969

Total	23,186,969

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.43

The accompanying notes are an integral part of these financial statements.

24 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Multi Sector
Bond Fund

INVESTMENT INCOME:
Interest income	$6,231,400
Dividend income	5,387

Total Income	6,236,787

EXPENSES:
Investment advisory fees	700,657
Fund administration fees	42,655
Administrative servicing fees Class I Shares	140,132
Professional fees	20,084
Printing fees	9,896
Trustee fees	3,291
Custodian fees	3,592
Accounting and transfer agent fees	32,466
Compliance program costs (Note 3)	356
Other	5,022

Total expenses before earnings credit and expenses reimbursed	958,151
Earnings credit (Note 4)	(307)
Expenses reimbursed by adviser (Note 3)	(22,917)

Net Expenses	934,927

NET INVESTMENT INCOME	5,301,860

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,008,740
Net realized gains from futures transactions (Note 2)	209,307
Net realized gains from forward and foreign currency transactions (Note 2)	493,891

Net realized gains from investment, futures, forward currency and foreign currency transactions	1,711,938

Net change in unrealized appreciation/(depreciation) from investments	1,469,413
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	233,165
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	140,986
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(52,062)

Net change in unrealized appreciation/(depreciation) from investments, futures, forward currency contracts and translation of assets and liabilities denominated in foreign currencies	1,791,502

Net realized/unrealized gains from investments, futures, forward currency contracts and translation of assets and liabilities denominated in foreign currencies and foreign currency transactions	3,503,440

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,805,300

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 25

Statements of Changes in Net Assets

	NVIT Multi Sector Bond Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$5,301,860	$10,925,622
Net realized gains from investment, futures, forward currency and foreign currency transactions	1,711,938	6,118,491
Net change in unrealized appreciation from investments, futures, forward currency contracts and translation of assets and liabilities denominated in foreign currencies	1,791,502	17,149,814

Change in net assets resulting from operations	8,805,300	34,193,927

Distributions to Shareholders From:
Net investment income:
Class I	(5,114,868)	(15,555,800)

Change in net assets from shareholder distributions	(5,114,868)	(15,555,800)

Change in net assets from capital transactions	11,827,993	18,033,522

Change in net assets	15,518,425	36,671,649

Net Assets:
Beginning of period	180,040,981	143,369,332

End of period	$195,559,406	$180,040,981

Accumulated undistributed net investment loss at end of period	$(291,906)	$(478,898)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$25,527,879	$69,756,620
Dividends reinvested	5,114,868	15,555,800
Cost of shares redeemed	(18,814,754)	(67,278,898)

Change in net assets from capital transactions	$11,827,993	$18,033,522

SHARE TRANSACTIONS:
Class I Shares
Issued	3,038,845	8,746,175
Reinvested	610,507	1,952,033
Redeemed	(2,238,338)	(8,513,221)

Total change in shares	1,411,014	2,184,987

The accompanying notes are an integral part of these financial statements.

26 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi Sector Bond Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	of Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)		Turnover
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (d)	$8.27	0.24	0.15	0.39	(0.23)	–	(0.23)	$8.43	4.71%	$195,559,406	1.00%	5.67%	1.03%		148.16%
Year Ended December 31, 2009 (d)	$7.32	0.55	1.17	1.72	(0.77)	–	(0.77)	$8.27	24.38%	$180,040,981	1.01%	6.89%	1.08%		256.64%
Year Ended December 31, 2008	$9.86	0.50	(2.17)	(1.67)	(0.65)	(0.22)	(0.87)	$7.32	(17.29%)	$143,369,332	0.98%	5.20%	1.01%		85.31%
Year Ended December 31, 2007	$9.81	0.46	(0.02)	0.44	(0.39)	–	(0.39)	$9.86	4.62%	$240,236,547	1.01%	4.65%	1	.01%(e)	101.00%
Year Ended December 31, 2006	$9.78	0.43	0.02	0.45	(0.40)	(0.02)	(0.42)	$9.81	4.84%	$241,027,210	1.02%	4.24%	1	.02%(e)	100.56%
Year Ended December 31, 2005	$10.00	0.42	(0.20)	0.22	(0.39)	(0.05)	(0.44)	$9.78	2.18%	$258,958,396	1.03%	4.26%	1	.03%(e)	157.82%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	There were no fee reductions during the period.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 27

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi Sector Bond Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the

28 Semiannual Report 2010

yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. when fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$8,900,692	$—	$8,900,692
Collateralized Mortgage Obligations	—	15,438,378	14,711	15,453,089
Commercial Mortgage Backed Securities	—	10,888,974	—	10,888,974
Common Stocks	67,346	—	—	67,346
Convertible Corporate Bonds	—	208,800	—	208,800
Corporate Bonds	—	82,276,207	—	82,276,207
Forward Currency Contracts	—	250,057	—	250,057
Futures Contracts	149,538	—	—	149,538
Municipal Bonds	—	1,007,152	—	1,007,152
Mutual Fund	11,475,427	—	—	11,475,427
Sovereign Bonds	—	32,151,190	—	32,151,190
U.S. Government Mortgage Backed Agencies	—	16,537,800	—	16,537,800
U.S. Government Sponsored & Agency Obligations	—	2,988,523	—	2,988,523
U.S. Treasury Bonds	—	2,725,267	—	2,725,267
U.S. Treasury Notes	—	9,747,548	—	9,747,548
Yankee Dollars	—	272,764	—	272,764

Total Assets	11,692,311	183,393,352	14,711	195,100,374

2010 Semiannual Report 29

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Asset Type*	Level 1	Level 2	Level 3	Total

Liabilities:
Forward Currency Contracts	$—	$(47,544)	$—	$(47,544)
Futures Contracts	(91,209)	—	—	(91,209)

Total Liabilities	(91,209)	(47,544)	—	(138,753)

Total	$11,601,102	$183,345,808	$14,711	$194,961,621

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Collateralized
Mortgage
Obligations

Balance as of 12/31/09	$34,581

Accrued Accretion/(Amortization)	(1,747)

Change in Unrealized Appreciation/(Depreciation)	(6,934)

Net Purchases/(Sales)	(7,860)

Transfers In/(Out) of Level 3	(3,329)

Balance as of 6/30/10	$14,711

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of

30 Semiannual Report 2010

Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk, credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. The Fund may also enter into futures contracts for non-hedging purposes. If the Fund does so, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the value of the Fund’s net assets after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed-delivery of securities or currencies at a specific future date and at a specific price or currency amount. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/ losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

(e)	Written Options Contracts

The Fund is subject to equity price risk, credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or write put and call options on foreign currencies, securities or interest rates to gain exposure to, or to hedge against changes in, the value of foreign currencies, securities or interest rates. The Fund may also write put or call options in order to enhance income by reason of premiums paid by the purchasers of such options. A call option gives the purchaser the right (but not the obligation) to buy, and obligates the writer to sell (if the option is exercised by the purchase), the underlying position at a predetermined exercise price. A put option gives the purchaser the right (but not the obligation) to sell, and obligates the writer to buy (if the option is exercised by the purchaser), the underlying position at a predetermined exercise price. When the Fund purchases an option, it pays the writer a premium as consideration for the option. When the Fund writes an option, it receives a premium.

2010 Semiannual Report 31

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. If a call option the Fund has written is exercised, the premium is added to the proceeds from the sale of the underlying position in determining whether the Fund has realized a gain or loss. If a put option the Fund has written is exercised, the premium reduces the cost basis of the assets purchased by the Fund. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. Options traded on an exchange are valued at the last quoted sale price, or in the absence of a last quoted sale price, the bid price provided by an independent pricing service approved by the Board of Trustees. Non-exchange traded options are valued using dealer supplied quotes.

When the Fund writes an option, it bears the market risk of an unfavorable change in the price of the security (or currency) underlying the written option. When the Fund buys an option, it bears the risk of loss of the premium if the Fund chooses not to exercise the option. There is minimal counterparty credit risk to the Fund with respect to exchange-traded options, because such options are issued by a clearing organization affiliated with the exchange on which the options are listed that, in effect, guarantees completion of every exchange-traded option transaction. Over-the-counter option transactions are contracts between the Fund and the counterparty with no clearing organization guarantee. Therefore, failure of the counterparty to fulfill its obligations under an over-the-counter option would cause the Fund to lose any premium paid as well as any expected benefit of the transaction.

Options, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) on options,” and in the Statement of Operations under “Net realized gains from option transactions” and “Net change in unrealized appreciation/(depreciation) from options written.” There were no written options outstanding at June 30, 2010.

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

Fair Values of Derivative Instruments as of June 30, 2010

Derivatives not accounted for as hedging instruments.

	Statement of Assets & Liabilities Location	Fair Value

Assets:
Futures — Interest rate contracts*	Net Assets — Unrealized appreciation from futures contracts	$149,538

Forward foreign currency contracts	Receivables — Unrealized appreciation from forward foreign currency contracts	250,257

Total		$399,795

Liabilities:
Futures — Interest rate contracts*	Net Assets — Unrealized depreciation from futures contracts	$(91,209)

Forward foreign currency contracts	Payables — Unrealized depreciation from forward foreign currency contracts	(47,544)

Total		$(138,753)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

32 Semiannual Report 2010

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Futures — Interest rate contracts	$209,307

Forward foreign currency contracts	677,257

Total	$886,564

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Futures — Interest rate contracts	$233,165

Forward foreign currency contracts	140,986

Total	$374,151

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

(f)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a purchase and sale transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

2010 Semiannual Report 33

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Logan Circle Partners, LP. (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $200 million	0.75%

$200 million and more	0.70%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $280,263 for the six months ended June 30, 2010.

34 Semiannual Report 2010

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.85% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Fiscal Year	Fiscal Year	Fiscal Year	Six Months Ended
2007 Amount	2008 Amount	2009 Amount	June 30, 2010	Total

$—	$—	$109,509	$22,917	$132,426

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided fees for these services may range from $6 to $30 per customer per year.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets

2010 Semiannual Report 35

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I of the Fund.

For the six months ended June 30, 2010, NFS received $140,132 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $356.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated

36 Semiannual Report 2010

within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $275,441,656 and sales of $273,287,793 (excluding short-term securities).

For the six months ended June 30, 2010, the Fund had purchases of $72,271,213 and sales of $94,350,079 of U.S. Government securities.

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.  The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

2010 Semiannual Report 37

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

8. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$189,055,206	$8,851,301	$(3,205,728)	$5,645,573

9. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

38 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 39

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Multi Sector Bond Fund

After noting that Logan Circle Partners, L.P. (“Logan Circle”) began serving as the Fund’s sub-adviser in February 2009, the Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Logan Circle, the Fund’s new sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. With respect to performance, the Trustees noted that the Fund’s performance for Class I shares for each of the three- and five-year periods ended September 30, 2009 was in the fifth quintile of its Peer Group and below the performance of the Fund’s benchmark, which is a 60%/15%/15%/10% blend of the Citigroup U.S. Broad Investment-Grade Bond Index, the Citigroup U.S. High-Yield Market Index, the Citigroup World Government Bond Index (Unhedged), and the J.P. Morgan Emerging Markets Bond Index. The Trustees noted, however, that the Fund’s performance for Class I shares for the one-year period ended September 30, 2009 was in the first quintile of its Peer Group and outperformed its benchmark. The Trustees noted that the Fund has been under close review since the first quarter of 2008. The Trustees then noted that the Fund has performed favorably relative to its benchmark since Logan Circle began serving as the Fund’s sub-adviser in February 2009.

Turning to expenses, the Trustees noted that the Fund’s contractual advisory fee and actual advisory for Class I shares were in the fourth and fifth quintiles of its Peer Group, respectively. The Trustees also noted that the Fund’s total expenses were in the third quintile and slightly higher than the median of its Peer Group. The Trustees noted that the Fund was one basis point higher than the median of its Peer Group. The Trustees then noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees then noted that the breakpoints included in the Fund’s investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

Approval of New Sub-Advisory Agreements

At the January 21, 2010 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved an interim sub-advisory agreement with Logan Circle in anticipation of the acquisition of Logan Circle by Fortress Investment Group LLC (the “Fortress Transaction”). In this regard, it was noted that the Fortress Transaction would result in a statutory assignment, and subsequent termination, of the Fund’s current sub-advisory agreement. The interim sub-advisory agreement permitted Logan Circle to

40 Semiannual Report 2010

continue to sub-advise the Fund after the completion of the Fortress Transaction on April 16, 2010 until such time as the Board could meet in person to approve a new sub-advisory agreement, in accordance with the 1940 Act. Subsequently, at the June 16, 2010 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved a new sub-advisory agreement with Logan Circle. At the June 16, 2010 meeting, the Trustees were provided with a detailed memorandum explaining the Fortress Transaction, and indicating that no changes to the portfolio management team or the team’s investment process or strategies were expected as a result of such transaction. In considering whether to approve the new sub-advisory agreement with Logan Circle, the Board also took into account the materials, including investment performance and expense data, which had been presented to the Board as part of its annual contract review process.

The Board reviewed the terms of the sub-advisory agreement and noted that the non-compensatory terms are substantially similar in all material respects as the terms of the sub-advisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the sub-advisory services to be provided by Logan Circle were appropriate for the Fund in light of its investment objective. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board of Trustees concluded that the approval of the sub-advisory agreement was in the best interests of the Fund and its shareholders and unanimously approved the sub-advisory agreement.

2010 Semiannual Report 41

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

42 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 43

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

44 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 45

NVIT Nationwide Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

22	Supplemental Information

24	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-NAT (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Nationwide Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Nationwide Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	923.20	3.81	0.80
	Hypothetical	[b]	1,000.00	1,020.83	4.01	0.80

Class II Shares	Actual		1,000.00	922.90	5.01	1.05
	Hypothetical	[b]	1,000.00	1,019.59	5.26	1.05

Class III Shares	Actual		1,000.00	923.50	3.82	0.80
	Hypothetical	[b]	1,000.00	1,020.83	4.01	0.80

Class IV Shares	Actual		1,000.00	924.30	3.82	0.80
	Hypothetical	[b]	1,000.00	1,020.83	4.01	0.80

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Nationwide Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	97.6%
Mutual Fund	2.4%
Repurchase Agreement	0.7%
Liabilities in excess of other assets	(0	.7)%

	100.0%

Top Industries †

Oil, Gas & Consumable Fuels	8.6%
Software	4.6%
Food Products	4.1%
Communications Equipment	4.1%
Food & Staples Retailing	4.0%
Aerospace & Defense	3.9%
Specialty Retail	3.7%
Health Care Providers & Services	3.7%
Pharmaceuticals	3.6%
Insurance	3.5%
Other Industries *	56.2%

100.0%

Top Holdings †

Invesco Liquid Assets Portfolio — Institutional Class	2.4%
Cisco Systems, Inc.	2.2%
Hess Corp.	2.1%
JPMorgan Chase & Co.	2.1%
CVS Caremark Corp.	2.0%
PepsiCo, Inc.	2.0%
United Technologies Corp.	2.0%
Exxon Mobil Corp.	2.0%
Apache Corp.	1.9%
Wells Fargo & Co.	1.7%
Other Holdings *	79.6%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Nationwide Fund

Common Stocks 97.6%

	Shares	Market Value

Aerospace & Defense 4.0%
Boeing Co. (The)	85,400	$5,358,850
Bombardier, Inc., Class B	1,514,700	6,886,617
ITT Corp.	159,570	7,167,884
United Technologies Corp.	300,517	19,506,559

		38,919,910

Air Freight & Logistics 0.4%
FedEx Corp.	54,900	3,849,039

Auto Components 0.9%
BorgWarner, Inc.*	183,800	6,863,092
Johnson Controls, Inc.	60,925	1,637,055

		8,500,147

Automobiles 0.3%
Ford Motor Co.*	248,751	2,507,410

Beverages 2.0%
PepsiCo, Inc.	322,995	19,686,545

Biotechnology 1.7%
Amgen, Inc.*	27,708	1,457,441
Gilead Sciences, Inc.*	432,400	14,822,672

		16,280,113

Capital Markets 2.3%
Charles Schwab Corp. (The)	462,100	6,552,578
Goldman Sachs Group, Inc. (The)	25,180	3,305,379
Raymond James Financial, Inc.	117,000	2,888,730
State Street Corp.	284,700	9,628,554

		22,375,241

Chemicals 3.3%
Cytec Industries, Inc.	73,600	2,943,264
E.I. du Pont de Nemours & Co.	68,400	2,365,956
International Flavors & Fragrances, Inc.	81,200	3,444,504
Monsanto Co.	185,000	8,550,700
Praxair, Inc.	158,300	12,029,217
Sherwin-Williams Co. (The)	40,000	2,767,600

		32,101,241

Commercial Banks 3.2%
PNC Financial Services Group, Inc.	75,300	4,254,450
Royal Bank of Canada	178,600	8,505,960
SunTrust Banks, Inc.	84,200	1,961,860
Wells Fargo & Co.	666,400	17,059,840

		31,782,110

Communications Equipment 4.2%
Cisco Systems, Inc.*	1,012,463	21,575,587
JDS Uniphase Corp.*	89,135	877,088
Motorola, Inc.*	629,204	4,102,410
QUALCOMM, Inc.	431,200	14,160,608

		40,715,693

Computers & Peripherals 3.1%
Apple, Inc.*	29,517	7,424,411
EMC Corp.*	677,200	12,392,760
Hewlett-Packard Co.	188,021	8,137,549
NCR Corp.*	177,556	2,151,979

		30,106,699

Consumer Finance 1.6%
American Express Co.	109,100	4,331,270
Capital One Financial Corp.	286,464	11,544,499

		15,875,769

Diversified Financial Services 3.1%
Bank of America Corp.	537,708	7,726,864
Citigroup, Inc.*	409,300	1,538,968
JPMorgan Chase & Co.	573,752	21,005,061

		30,270,893

Diversified Telecommunication Services 1.6%
AT&T, Inc.	205,423	4,969,183
TELUS Corp.	165,917	6,260,754
Verizon Communications, Inc.	145,900	4,088,118

		15,318,055

Electric Utilities 0.4%
Northeast Utilities	141,200	3,597,776

Electrical Equipment 1.2%
Emerson Electric Co.	267,500	11,687,075

Electronic Equipment, Instruments & Components 0.4%
Avnet, Inc.*	99,000	2,386,890
Molex, Inc.	81,500	1,486,560

		3,873,450

Energy Equipment & Services 2.5%
FMC Technologies, Inc.*	65,800	3,465,028
Rowan Cos., Inc.*	86,900	1,906,586
Schlumberger Ltd.	207,800	11,499,652
Tidewater, Inc.	197,400	7,643,328

		24,514,594

Food & Staples Retailing 4.0%
Costco Wholesale Corp.	68,300	3,744,889
CVS Caremark Corp.	687,120	20,146,358
Kroger Co. (The)	169,700	3,341,393
Sysco Corp.	192,300	5,494,011
Wal-Mart Stores, Inc.	134,023	6,442,486

		39,169,137

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Nationwide Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Food Products 4.2%
Archer-Daniels-Midland Co.	126,500	$3,266,230
Del Monte Foods Co.	128,400	1,847,676
Hormel Foods Corp.	179,000	7,245,920
Kellogg Co.	200,100	10,065,030
Kraft Foods, Inc., Class A	554,700	15,531,600
Tyson Foods, Inc., Class A	179,300	2,938,727

		40,895,183

Gas Utilities 0.8%
Atmos Energy Corp.	156,398	4,229,002
UGI Corp.	128,900	3,279,216

		7,508,218

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	352,200	14,313,408
St. Jude Medical, Inc.*	329,068	11,876,064

		26,189,472

Health Care Providers & Services 3.7%
Aetna, Inc.	327,761	8,646,335
Cardinal Health, Inc.	147,400	4,954,114
McKesson Corp.	71,426	4,796,970
Medco Health Solutions, Inc.*	65,500	3,607,740
Quest Diagnostics, Inc.	206,220	10,263,570
UnitedHealth Group, Inc.	156,600	4,447,440

		36,716,169

Hotels, Restaurants & Leisure 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	126,200	5,228,466

Household Durables 0.4%
Stanley Black & Decker, Inc.	51,242	2,588,746
Whirlpool Corp.	17,700	1,554,414

		4,143,160

Household Products 1.0%
Procter & Gamble Co. (The)	161,190	9,668,176

Industrial Conglomerates 1.9%
3M Co.	133,900	10,576,761
General Electric Co.	540,746	7,797,557

		18,374,318

Information Technology Services 2.9%
Alliance Data Systems Corp.* (a)	130,800	7,785,216
Cognizant Technology Solutions Corp., Class A *	192,140	9,618,528
International Business Machines Corp.	88,189	10,889,578

		28,293,322

Insurance 3.5%
Aflac, Inc.	136,200	5,811,654
MetLife, Inc.	305,990	11,554,182
Old Republic International Corp.	345,355	4,189,156
PartnerRe Ltd.	31,661	2,220,703
Progressive Corp. (The)	385,735	7,220,959
Transatlantic Holdings, Inc.	70,976	3,404,009

		34,400,663

Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	30,200	3,299,652

Internet Software & Services 1.5%
Google, Inc., Class A*	8,266	3,677,957
Yahoo!, Inc.*	786,400	10,875,912

		14,553,869

Life Sciences Tools & Services 0.4%
Mettler-Toledo International, Inc.*	39,000	4,353,570

Machinery 3.4%
Caterpillar, Inc.	84,200	5,057,894
Cummins, Inc.	52,600	3,425,838
Deere & Co.	246,049	13,700,008
Eaton Corp.	26,294	1,720,679
PACCAR, Inc.	176,100	7,021,107
Trinity Industries, Inc.	146,933	2,603,653

		33,529,179

Media 1.6%
Cablevision Systems Corp., Class A	134,192	3,221,950
Comcast Corp., Class A	329,100	5,716,467
Walt Disney Co. (The)	217,257	6,843,595

		15,782,012

Multiline Retail 0.2%
J.C. Penney Co., Inc.	98,400	2,113,632

Multi-Utilities 0.2%
Integrys Energy Group, Inc.	51,800	2,265,732

Office Electronics 0.2%
Xerox Corp.	301,509	2,424,132

Oil, Gas & Consumable Fuels 8.7%
Apache Corp.	226,500	19,069,035
Chevron Corp.	139,086	9,438,376
EOG Resources, Inc.	115,500	11,361,735
Exxon Mobil Corp.	338,043	19,292,114
Hess Corp.	417,270	21,005,372
Murphy Oil Corp.	101,309	5,019,861

		85,186,493

Paper & Forest Products 0.3%
MeadWestvaco Corp.	119,500	2,652,900

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	159,900	$3,987,906
Eli Lilly & Co.	276,801	9,272,834
Johnson & Johnson	275,240	16,255,674
Pfizer, Inc.	425,609	6,069,184

		35,585,598

Real Estate Investment Trusts (REITs) 0.3%
Plum Creek Timber Co., Inc.	76,000	2,624,280

Road & Rail 1.5%
Canadian National Railway Co.	250,700	14,385,166

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.*	305,100	2,233,332
Intel Corp.	874,638	17,011,709
Marvell Technology Group Ltd.*	651,800	10,272,368
Texas Instruments, Inc.	131,200	3,054,336

		32,571,745

Software 4.7%
Cadence Design Systems, Inc.*	331,313	1,918,302
Citrix Systems, Inc.*	52,600	2,221,298
McAfee, Inc.*	328,300	10,085,376
Microsoft Corp.	276,622	6,365,072
Oracle Corp.	692,800	14,867,488
Solera Holdings, Inc.	278,600	10,085,320

		45,542,856

Specialty Retail 3.8%
Best Buy Co., Inc.	72,700	2,461,622
Home Depot, Inc.	192,257	5,396,654
Lowe’s Cos., Inc.	158,300	3,232,486
Staples, Inc.	572,940	10,914,507
TJX Cos., Inc.	251,040	10,531,128
Urban Outfitters, Inc.*	123,500	4,247,165

		36,783,562

Tobacco 1.5%
Philip Morris International, Inc.	331,970	15,217,505

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	86,900	2,640,891

Total Common Stocks (cost $913,920,582)		954,060,818

Mutual Fund 2.4%

	Shares	Market Value

Money Market Fund 2.4%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (b)	23,316,691	$23,316,691

Total Mutual Fund (cost $23,316,691)		23,316,691

Repurchase Agreement 0.7%

	Principal Amount	Market Value

Morgan Stanley, 0.03%, dated 06/30/10, due 07/01/10, repurchase price $6,965,471, collateralized by U.S. Government Agency Securities 4.00% - 8.50%, maturing 03/01/15 - 06/01/40; total market value of $7,105,027. (c)	$6,965,468	$6,965,468

Total Repurchase Agreement (cost $6,965,468)		6,965,468

Total Investments (Cost $944,202,741) (d) — 100.7%		984,342,977

Liabilities in excess of other assets — (0.7%)		(6,552,178)

NET ASSETS — 100.0%		$977,790,799

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $6,796,470.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of June 30, 2010 was $6,965,468.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
Nationwide Fund

Assets:
Investments, at value* (cost $937,237,273)	$977,377,509
Repurchase agreement, at value and cost	6,965,468

Total Investments	984,342,977

Dividends receivable	1,092,779
Security lending income receivable	3,123
Receivable for investments sold	404,470
Receivable for capital shares issued	36,830
Prepaid expenses and other assets	10,431

Total Assets	985,890,610

Liabilities:
Payable for capital shares redeemed	278,572
Cash overdraft (Note 2)	2,901
Payable upon return of securities loaned (Note 2)	6,965,468
Accrued expenses and other payables:
Investment advisory fees	493,510
Fund administration fees	29,852
Distribution fees	52,387
Administrative servicing fees	161,470
Accounting and transfer agent fees	2,148
Trustee fees	389
Custodian fees	3,030
Compliance program costs (Note 3)	5,619
Professional fees	37,601
Printing fees	52,551
Other	14,313

Total Liabilities	8,099,811

Net Assets	$977,790,799

Represented by:
Capital	$1,601,113,945
Accumulated undistributed net investment income	1,035,961
Accumulated net realized losses from investment and foreign currency transactions	(664,498,329)
Net unrealized appreciation/(depreciation) from investments	40,140,236
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,014)

Net Assets	$977,790,799

Net Assets:
Class I Shares	$651,253,851
Class II Shares	240,893,710
Class III Shares	293,866
Class IV Shares	85,349,372

Total	$977,790,799

*	Includes value of securities on loan of $6,796,470 (Note 2)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

NVIT
Nationwide Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	87,296,702
Class II Shares	32,430,160
Class III Shares	39,254
Class IV Shares	11,443,540

Total	131,209,656
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.46
Class II Shares	$7.43
Class III Shares	$7.49
Class IV Shares	$7.46

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Nationwide Fund

INVESTMENT INCOME:
Dividend income	$8,960,888
Income from securities lending (Note 2)	15,184
Foreign tax withholding	(76,840)

Total Income	8,899,232

EXPENSES:
Investment advisory fees	3,148,796
Fund administration fees	195,721
Distribution fees Class II Shares	338,799
Administrative servicing fees Class I Shares	541,019
Administrative servicing fees Class II Shares	203,281
Administrative servicing fees Class III Shares	259
Administrative servicing fees Class IV Shares	71,812
Professional fees	59,590
Printing fees	13,238
Trustee fees	19,988
Custodian fees	38,721
Accounting and transfer agent fees	1,998
Compliance program costs (Note 3)	2,414
Other	27,665

Total expenses before earnings credits	4,663,301
Earnings credit (Note 5)	(45)

Net Expenses	4,663,256

NET INVESTMENT INCOME	4,235,976

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	37,102,751
Net realized gains from foreign currency transactions (Note 2)	49,159

Net realized gains from investment and foreign currency transactions	37,151,910

Net change in unrealized appreciation/(depreciation) from investments	(119,200,874)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,654)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(119,202,528)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(82,050,618)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(77,814,642)

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Nationwide Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$4,235,976	$12,131,775
Net realized gains/(losses) from investment and foreign currency transactions	37,151,910	(110,307,455)
Net change in unrealized appreciation/(depreciation) from investments and translations of assets and liabilities denominated in foreign currencies	(119,202,528)	334,680,367

Change in net assets resulting from operations	(77,814,642)	236,504,687

Distributions to Shareholders From:
Net investment income:
Class I	(2,651,224)	(8,723,597)
Class II	(650,989)	(3,272,582)
Class III	(1,432)	(4,756)
Class IV	(350,091)	(1,200,447)

Change in net assets from shareholder distributions	(3,653,736)	(13,201,382)

Change in net assets from capital transactions	(53,942,039)	(123,288,111)

Change in net assets	(135,410,417)	100,015,194

Net Assets:
Beginning of period	1,113,201,216	1,013,186,022

End of period	$977,790,799	$1,113,201,216

Accumulated undistributed net investment income at end of period	$1,035,961	$453,721

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,040,073	$8,074,179
Proceeds from shares issued from merger (Note 9)	11,589,861	–
Dividends reinvested	2,651,224	8,723,597
Cost of shares redeemed	(41,004,490)	(74,293,561)

Total Class I	(23,723,332)	(57,495,785)

Class II Shares
Proceeds from shares issued	133,962	40,759,078
Dividends reinvested	650,989	3,272,582
Cost of shares redeemed	(25,164,393)	(99,842,709)

Total Class II	(24,379,442)	(55,811,049)

Class III Shares
Proceeds from shares issued	187,188	125,990
Dividends reinvested	1,432	4,756
Cost of shares redeemed	(195,904)	(314,566)

Total Class III	(7,284)	(183,820)

Class IV Shares
Proceeds from shares issued	1,226,037	4,811,550
Dividends reinvested	350,091	1,200,447
Cost of shares redeemed	(7,408,109)	(15,809,454)

Total Class IV	(5,831,981)	(9,797,457)

Change in net assets from capital transactions	$(53,942,039)	$(123,288,111)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	NVIT Nationwide Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	369,412	1,196,080
Issued in merger (Note 9)	1,339,230	–
Reinvested	320,601	1,276,922
Redeemed	(4,772,718)	(11,060,246)

Total Class I Shares	(2,743,475)	(8,587,244)

Class II Shares
Issued	15,862	6,512,991
Reinvested	78,977	492,997
Redeemed	(2,950,860)	(15,009,992)

Total Class II Shares	(2,856,021)	(8,004,004)

Class III Shares
Issued	22,596	16,302
Reinvested	172	703
Redeemed	(22,954)	(43,914)

Total Class III Shares	(186)	(26,909)

Class IV Shares
Issued	147,570	673,307
Reinvested	42,346	176,005
Redeemed	(867,525)	(2,236,578)

Total Class IV Shares	(677,609)	(1,387,266)

Total change in shares	(6,277,291)	(18,005,423)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Nationwide Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)		Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.11	0.03	(0.65)	(0.62)	(0.03)	–	(0.03)	–	$7.46	(7.68%)	$651,253,851	0.80%	0.84%	0.80%		23	.44%(f)
Year Ended December 31, 2009 (e)	$6.52	0.09	1.59	1.68	(0.09)	–	(0.09)	–	$8.11	26.10%	$729,866,520	0.81%	1.24%	0	.81%(g)	85.37%
Year Ended December 31, 2008	$13.59	0.16	(5.22)	(5.06)	(0.15)	(1.86)	(2.01)	–	$6.52	(41.55%)	$643,454,394	0.82%	1.50%	0	.82%(g)	373.58%
Year Ended December 31, 2007	$13.32	0.16	0.93	1.09	(0.15)	(0.67)	(0.82)	–	$13.59	8.18%	$1,273,466,977	0.79%	1.08%	0	.79%(g)	377.04%
Year Ended December 31, 2006	$11.85	0.14	1.47	1.61	(0.14)	–	(0.14)	–	$13.32	13.63%	$1,484,346,294	0.82%	1.08%	0	.82%(g)	222.16%
Year Ended December 31, 2005	$11.13	0.10	0.72	0.82	(0.10)	–	(0.10)	–	$11.85	7.44%	$1,506,357,815	0.83%	0.88%	0	.83%(g)	179.84%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.07	0.02	(0.64)	(0.62)	(0.02)	–	(0.02)	–	$7.43	(7.71%)	$240,893,710	1.05%	0.59%	1.05%		23	.44%(f)
Year Ended December 31, 2009 (e)	$6.50	0.07	1.58	1.65	(0.08)	–	(0.08)	–	$8.07	25.56%	$284,786,913	1.07%	1.02%	1	.07%(g)	85.37%
Year Ended December 31, 2008	$13.54	0.14	(5.19)	(5.05)	(0.13)	(1.86)	(1.99)	–	$6.50	(41.61%)	$281,190,716	1.05%	1.30%	1	.05%(g)	373.58%
Year Ended December 31, 2007	$13.28	0.11	0.94	1.05	(0.12)	(0.67)	(0.79)	–	$13.54	7.89%	$406,704,896	1.07%	0.83%	1	.08%(g)	377.04%
Year Ended December 31, 2006	$11.82	0.10	1.48	1.58	(0.12)	–	(0.12)	–	$13.28	13.40%	$187,747,190	1.06%	0.88%	1	.06%(g)	222.16%
Year Ended December 31, 2005	$11.12	0.07	0.71	0.78	(0.08)	–	(0.08)	–	$11.82	7.04%	$24,550,224	1.08%	0.66%	1	.08%(g)	179.84%

Class III Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.14	0.03	(0.65)	(0.62)	(0.03)	–	(0.03)	–	$7.49	(7.65%)	$293,866	0.80%	0.82%	0.80%		23	.44%(f)
Year Ended December 31, 2009 (e)	$6.54	0.09	1.60	1.69	(0.09)	–	(0.09)	–	$8.14	26.16%	$320,853	0.82%	1.29%	0	.82%(g)	85.37%
Year Ended December 31, 2008	$13.62	0.18	(5.24)	(5.06)	(0.16)	(1.86)	(2.02)	–	$6.54	(41.54%)	$434,001	0.79%	1.47%	0	.79%(g)	373.58%
Year Ended December 31, 2007	$13.34	0.14	0.95	1.09	(0.14)	(0.67)	(0.81)	–	$13.62	8.22%	$1,339,269	0.81%	1.04%	0	.81%(g)	377.04%
Year Ended December 31, 2006	$11.86	0.13	1.49	1.62	(0.14)	–	(0.14)	–	$13.34	13.71%	$1,780,755	0.82%	1.02%	0	.82%(g)	222.16%
Year Ended December 31, 2005	$11.15	0.09	0.73	0.82	(0.11)	–	(0.11)	–	$11.86	7.35%	$1,594,526	0.83%	0.86%	0	.83%(g)	179.84%

Class IV Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.10	0.03	(0.64)	(0.61)	(0.03)	–	(0.03)	–	$7.46	(7.57%)	$85,349,372	0.80%	0.84%	0.80%		23	.44%(f)
Year Ended December 31, 2009 (e)	$6.52	0.09	1.58	1.67	(0.09)	–	(0.09)	–	$8.10	25.94%	$98,226,930	0.81%	1.24%	0	.81%(g)	85.37%
Year Ended December 31, 2008	$13.59	0.17	(5.22)	(5.05)	(0.16)	(1.86)	(2.02)	–	$6.52	(41.55%)	$88,106,911	0.81%	1.51%	0	.81%(g)	373.58%
Year Ended December 31, 2007	$13.32	0.15	0.94	1.09	(0.15)	(0.67)	(0.82)	–	$13.59	8.18%	$165,599,721	0.80%	1.08%	0	.80%(g)	377.04%
Year Ended December 31, 2006	$11.85	0.14	1.47	1.61	(0.14)	–	(0.14)	–	$13.32	13.63%	$166,541,627	0.82%	1.09%	0	.82%(g)	222.16%
Year Ended December 31, 2005	$11.13	0.10	0.72	0.82	(0.10)	–	(0.10)	–	$11.85	7.44%	$162,547,141	0.83%	0.86%	0	.83%(g)	179.84%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.
(g)	There were no fee reductions during the period.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Nationwide Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt

14 Semiannual Report 2010

issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affects the value of domestic or foreign securities. When fair value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$954,060,818	$—	$—	$954,060,818

Mutual Funds	23,316,691	—	—	23,316,691

Repurchase Agreement	—	6,965,468	—	6,965,468

Total Assets	$977,377,509	$6,965,468	$—	$984,342,977

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $2,901 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 5.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(d)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

16 Semiannual Report 2010

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$6,796,470	$6,965,468

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Aberdeen Asset Management, Inc. (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $250 million	0.60%

$250 million up to $1 billion	0.575%

$1 billion up to $2 billion	0.55%

$2 billion up to $5 billion	0.525%

$5 billion and more	0.50%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $1,588,547 for the six months ended June 30, 2010.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets

18 Semiannual Report 2010

according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares and 0.20% of the average daily net assets of Class IV of the Fund.

For the six months ended June 30, 2010, NFS received $816,371 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $2,414.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

whether the redemption fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had no redemption fees.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $137.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $249,127,063 (exclude the value of securities acquired in connection with the Fund merger (See Note 9)) and sales of $302,407,733 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered

20 Semiannual Report 2010

into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Other

On April 30, 2010, the Fund acquired all of the net assets of NVIT Nationwide Leaders Fund, a series of the Trust, pursuant to a plan of reorganization approved by the Trust’s Board of Trustees at a meeting held on December 2, 2009, and approved by the shareholders of the NVIT Nationwide Leaders Fund at a meeting of shareholders held on March 31, 2010. The purpose of the reorganization was to combine funds managed by NFA that had comparable investment objectives and strategies. The reorganization was accomplished by a tax-free exchange of 1,339,230 shares of the Fund, valued at $11,589,861, for the assets of NVIT Nationwide Leaders Fund. The investment portfolio of NVIT Nationwide Leaders Fund, with a fair value and identified cost of $11,399,487 and $8,694,250, respectively at April 30, 2010, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair current values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, the net assets of the Fund were $1,141,479,297.

The following pro forma information for the period ended June 30, 2010 is provided as though the reorganization had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund:

•	Net investment income $18,751,170;

•	Net loss on investments $(531,353,388); and

•	Net decrease in net assets resulting from operations $(512,602,218).

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NVIT Nationwide Leaders Fund that have been included in the Fund’s Statement of Operations since April 30, 2010.

10. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$982,174,625	$81,427,420	$(79,259,068)	$2,168,352

11. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 21

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

22 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Nationwide Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Aberdeen Asset Management Inc., the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that, for each of the one-, three-, and five-year periods ended September 30, 2009, the Fund’s performance for Class II shares placed it in the fifth quintile of its Peer Group and below the performance of the Fund’s benchmark, the S&P 500® Index. The Trustees also noted that the Fund has been on the watch list since the fourth quarter of 2008. The Trustees noted that the Fund’s underperformance for the one-year period ended September 30, 2009 was due in large part to poor performance prior to a portfolio manager change. The Trustees noted that the Fund’s performance was improving, and was 179 basis points above its benchmark for the first six months of 2009.

The Trustees then noted that the Fund’s contractual advisory fee and actual advisory fee for Class II shares were both in the second quintile of its Peer Group. The Trustees also noted that, although the Fund’s total expenses were in the third quintile and at the median of its Peer Group, total expenses were in the second quintile of its Peer Universe. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. With respect to economies of scale, the Trustees noted that the advisory fee schedule included breakpoints, and that the first two breakpoints have been reached.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 23

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

24 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 25

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

26 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 27

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NVIT International Index Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

24	Statement of Assets and Liabilities

26	Statement of Operations

27	Statements of Changes in Net Assets

29	Financial Highlights

30	Notes to Financial Statements

41	Supplemental Information

43	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-INTX (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT International Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT International Index Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a]	01/01/10 - 06/30/10[a]

Class II Shares	Actual		1,000.00	859.20	3.37	0.73
	Hypothetical	[b]	1,000.00	1,021.17	3.66	0.73

Class VI Shares	Actual		1,000.00	859.00	3.36	0.73
	Hypothetical	[b]	1,000.00	1,021.17	3.66	0.73

Class VIII Shares	Actual		1,000.00	858.40	4.05	0.88
	Hypothetical	[b]	1,000.00	1,020.43	4.41	0.88

Class Y Shares	Actual		1,000.00	861.10	1.52	0.33
	Hypothetical	[b]	1,000.00	1,023.16	1.66	0.33

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT International Index Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	98.6%
Repurchase Agreements	4.3%
Preferred Stocks	0.4%
Warrant ‡	0.0%
Rights ‡	0.0%
Liabilities in excess of other assets	(3	.3)%

	100.0%

Top Industries †

Commercial Banks	12.9%
Pharmaceuticals	7.4%
Oil, Gas & Consumable Fuels	6.3%
Metals & Mining	5.4%
Insurance	4.1%
Food Products	3.5%
Diversified Telecommunication Services	3.5%
Automobiles	3.2%
Chemicals	3.2%
Electric Utilities	3.1%
Other Industries *	47.4%

100.0%

Top Holdings †

Nestle SA	1.8%
HSBC Holdings PLC	1.7%
Royal Dutch Shell PLC	1.7%
Vodafone Group PLC	1.2%
BHP Billiton Ltd.	1.2%
Novartis AG	1.1%
Roche Holding AG	1.1%
Toyota Motor Corp.	1.0%
Total SA	1.0%
BP PLC	1.0%
Other Holdings *	87.2%

100.0%

Top Countries †

Japan	22.3%
United Kingdom	17.8%
France	8.9%
Switzerland	8.0%
Australia	7.7%
Germany	7.5%
Netherlands	4.4%
Spain	3.3%
Sweden	2.8%
Italy	2.6%
Other Countries *	14.7%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT International Index Fund

Common Stocks 98.6%

	Shares	Market Value

AUSTRALIA 7.9%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd. (a)	66,317	$302,009

Airlines 0.0%†
Qantas Airways Ltd.*	130,266	238,797

Beverages 0.2%
Coca-Cola Amatil Ltd. (a)	60,201	602,782
Foster’s Group Ltd. (a)	206,661	978,857

		1,581,639

Biotechnology 0.2%
CSL Ltd. (a)	58,178	1,588,460

Capital Markets 0.1%
Macquarie Group Ltd.	34,503	1,060,502

Chemicals 0.1%
Incitec Pivot Ltd.	166,961	377,595
Orica Ltd.	37,454	787,862

		1,165,457

Commercial Banks 2.3%
Australia & New Zealand Banking Group Ltd.	263,179	4,727,060
Bendigo and Adelaide Bank Ltd. (a)	34,228	233,293
Commonwealth Bank of Australia	159,466	6,446,815
National Australia Bank Ltd.	220,181	4,257,033
Westpac Banking Corp.	309,308	5,452,007

		21,116,208

Commercial Services & Supplies 0.1%
Brambles Ltd.	145,077	660,691

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	13,843	332,938

Construction Materials 0.0%†
Boral Ltd.	58,087	232,677

Containers & Packaging 0.1%
Amcor Ltd.	129,408	689,692

Diversified Financial Services 0.1%
ASX Ltd.	18,125	442,146

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	452,323	1,232,919

Electric Utilities 0.0%†
SP AusNet	139,136	89,334

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	19,678	362,050

Food & Staples Retailing 0.7%
Metcash Ltd. (a)	81,225	285,483
Wesfarmers Ltd.	120,001	2,869,412
Woolworths Ltd. (a)	128,713	2,913,418

		6,068,313

Food Products 0.0%†
Goodman Fielder Ltd. (a)	143,690	161,990

Health Care Equipment & Supplies 0.1%
Cochlear Ltd. (a)	5,955	370,929

Health Care Providers & Services 0.0%†
Sonic Healthcare Ltd.	36,701	319,366

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd. (a)	37,202	113,377
Crown Ltd. (a)	48,218	312,591
TABCORP Holdings Ltd.	62,516	331,320
Tatts Group Ltd.	131,223	246,044

		1,003,332

Industrial Conglomerates 0.0%†
CSR Ltd. (a)	175,729	246,103

Information Technology Services 0.1%
Computershare Ltd. (a)	46,702	413,018

Insurance 0.5%
AMP Ltd.	213,394	926,142
AXA Asia Pacific Holdings Ltd.	106,884	488,991
Insurance Australia Group Ltd. (a)	218,360	621,144
QBE Insurance Group Ltd.	106,415	1,614,748
Suncorp-Metway Ltd. (a)	132,401	885,786

		4,536,811

Media 0.0%†
Fairfax Media Ltd. (a)	207,460	226,683

Metals & Mining 1.8%
Alumina Ltd. (a)	240,663	304,577
BHP Billiton Ltd.	348,942	10,855,432
BlueScope Steel Ltd.*	187,246	325,521
Fortescue Metals Group Ltd.* (a)	128,627	436,229
MacArthur Coal Ltd.	13,081	130,723
Newcrest Mining Ltd. (a)	50,129	1,462,590
OneSteel Ltd.	138,747	343,282
OZ Minerals Ltd.*	325,614	257,883
Rio Tinto Ltd.	45,218	2,486,737
Sims Metal Management Ltd. (a)	15,758	223,903

		16,826,877

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	49,611	137,037

Multi-Utilities 0.1%
AGL Energy Ltd.	48,335	594,483

Oil, Gas & Consumable Fuels 0.5%
Arrow Energy Ltd.* (a)	56,894	230,280
Caltex Australia Ltd. (a)	14,175	111,220
Energy Resources of Australia Ltd.	7,164	79,112
Origin Energy Ltd. (a)	91,722	1,144,298
Paladin Energy Ltd.* (a)	70,083	208,683
Santos Ltd.	85,233	890,728
Woodside Petroleum Ltd. (a)	56,422	1,961,190

		4,625,511

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

AUSTRALIA (continued)

Real Estate Investment Trusts (REITs) 0.5%
CFS Retail Property Trust (a)	183,807	$290,533
Dexus Property Group	502,153	322,221
Goodman Group (a)	621,730	328,840
GPT Group (a)	184,528	430,845
Mirvac Group (a)	321,315	350,908
Stockland	244,547	758,980
Westfield Group (a)	227,785	2,314,697

		4,797,024

Real Estate Management & Development 0.0%†
Lend Lease Group (a)	53,154	323,691

Road & Rail 0.1%
Asciano Group* (a)	301,003	404,215

Textiles, Apparel & Luxury Goods 0.0%†
Billabong International Ltd.	19,290	140,086

Transportation Infrastructure 0.1%
Intoll Group	266,118	231,874
MAp Group	53,728	120,414
Transurban Group (a)	130,969	464,896

		817,184

		73,108,172

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG (a)	19,759	626,918
Raiffeisen International Bank Holding AG* (a)	5,675	215,542

		842,460

Diversified Telecommunication Services 0.1%
Telekom Austria AG	34,878	387,836

Electric Utilities 0.0%†
Verbund AG (a)	7,338	224,530

Insurance 0.0%†
Vienna Insurance Group (a)	4,040	167,699

Metals & Mining 0.0%†
Voestalpine AG (a)	12,604	343,267

Oil, Gas & Consumable Fuels 0.1%
OMV AG	15,702	471,540

Real Estate Management & Development 0.0%†
Immofinanz AG* (a)	97,109	249,339

		2,686,671

BELGIUM 0.9%
Beverages 0.4%
Anheuser-Busch InBev NV	74,970	3,604,654
Anheuser-Busch InBev NV VVPR*	20,488	75

		3,604,729

Chemicals 0.1%
Solvay SA	6,186	528,239
Umicore	12,873	371,402

		899,641

Commercial Banks 0.1%
Dexia SA* (a)	58,546	204,300
KBC Groep NV*	16,849	645,826

		850,126

Diversified Financial Services 0.1%
Cie Nationale a Portefeuille	3,254	138,429
Groupe Bruxelles Lambert SA	8,449	585,871

		724,300

Diversified Telecommunication Services 0.0%†
Belgacom SA	15,554	489,045

Food & Staples Retailing 0.1%
Colruyt SA	1,605	377,561
Delhaize Group SA	10,376	752,940

		1,130,501

Insurance 0.1%
Ageas	232,232	516,790

Pharmaceuticals 0.0%†
UCB SA	10,374	325,786

Wireless Telecommunication Services 0.0%†
Mobistar SA	3,044	161,734

		8,702,652

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd. (a)	29,307	528,638

CHINA 0.0%†
Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.* (a)	255,926	165,685

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd. (a)	145,200	138,493

		304,178

CYPRUS 0.0%†
Commercial Banks 0.0%†
Bank of Cyprus Public Co. Ltd.	63,566	254,570

DENMARK 1.0%
Beverages 0.1%
Carlsberg AS, Class B	11,103	846,149

Chemicals 0.1%
Novozymes AS, Class B	4,744	506,209

Commercial Banks 0.1%
Danske Bank AS*	47,340	910,936

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

DENMARK (continued)

Electrical Equipment 0.1%
Vestas Wind Systems AS*	20,955	$872,065

Health Care Equipment & Supplies 0.0%†
Coloplast AS, Class B	2,342	232,465
William Demant Holding*	2,433	177,955

		410,420

Insurance 0.0%†
TrygVesta AS	2,631	138,614

Marine 0.2%
AP Moller — Maersk AS, Class A	58	441,115
AP Moller — Maersk AS, Class B	135	1,063,235

		1,504,350

Pharmaceuticals 0.4%
Novo Nordisk AS, Class B	45,236	3,654,741

Road & Rail 0.0%†
DSV AS	21,515	309,764

		9,153,248

FINLAND 1.0%
Auto Components 0.0%†
Nokian Renkaat OYJ (a)	11,077	271,090

Communications Equipment 0.4%
Nokia OYJ	388,899	3,169,841

Diversified Financial Services 0.0%†
Pohjola Bank PLC	17,665	179,374

Diversified Telecommunication Services 0.0%†
Elisa OYJ*	13,950	241,281

Electric Utilities 0.1%
Fortum OYJ	46,173	1,013,529

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	6,947	224,710

Insurance 0.1%
Sampo OYJ, Class A	44,200	931,897

Machinery 0.2%
Kone OYJ, Class B	16,021	637,881
Metso OYJ	13,146	421,284
Wartsila OYJ	8,314	378,052

		1,437,217

Media 0.0%†
Sanoma OYJ (a)	8,645	149,263

Metals & Mining 0.1%
Outokumpu OYJ (a)	13,119	197,120
Rautaruukki OYJ (a)	9,300	135,546

		332,666

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	13,594	197,241

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	59,845	432,424
Upm-Kymmene OYJ	53,488	708,144

		1,140,568

Pharmaceuticals 0.0%†
Orion OYJ, Class B	9,517	177,994

		9,466,671

FRANCE 9.2%
Aerospace & Defense 0.1%
Safran SA	17,160	478,683
Thales SA	10,290	332,203

		810,886

Airlines 0.0%†
Air France-KLM*	17,025	202,416

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	15,653	1,090,579

Automobiles 0.1%
PSA Peugeot Citroen*	16,982	431,645
Renault SA*	19,731	731,377

		1,163,022

Beverages 0.2%
Pernod-Ricard SA (a)	20,738	1,608,546

Building Products 0.2%
Cie de Saint-Gobain	39,936	1,488,196

Chemicals 0.3%
Air Liquide SA	29,261	2,954,967

Commercial Banks 1.0%
BNP Paribas	98,534	5,301,207
Credit Agricole SA	96,705	1,003,329
Natixis*	97,088	421,599
Societe Generale	65,266	2,685,626

		9,411,761

Commercial Services & Supplies 0.0%†
Societe BIC SA	2,524	179,260

Communications Equipment 0.1%
Alcatel-Lucent*	249,023	634,170

Construction & Engineering 0.3%
Bouygues SA	23,815	919,294
Eiffage SA	4,166	180,852
Vinci SA	45,322	1,881,845

		2,981,991

Construction Materials 0.1%
Imerys SA	3,878	197,332
Lafarge SA (a)	20,969	1,143,391

		1,340,723

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

FRANCE (continued)

Diversified Financial Services 0.0%†
Eurazeo	2,989	$171,466

Diversified Telecommunication Services 0.4%
France Telecom SA	192,521	3,339,261
Iliad SA (a)	1,588	123,314

		3,462,575

Electric Utilities 0.1%
EDF SA	26,627	1,013,068

Electrical Equipment 0.4%
Alstom SA (a)	21,450	971,199
Legrand SA	13,532	401,103
Schneider Electric SA	24,539	2,478,438

		3,850,740

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas*	15,873	282,379
Technip SA	10,486	601,434

		883,813

Food & Staples Retailing 0.3%
Carrefour SA	62,229	2,468,470
Casino Guichard Perrachon SA	5,676	430,722

		2,899,192

Food Products 0.4%
Dannone SA	60,451	3,240,790

Health Care Equipment & Supplies 0.2%
BioMerieux (a)	1,189	122,073
Cie Generale d’Optique Essilor International SA	21,389	1,271,039

		1,393,112

Hotels, Restaurants & Leisure 0.1%
Accor SA* (a)	15,075	697,902
Sodexo	9,698	538,209

		1,236,111

Information Technology Services 0.1%
Atos Origin SA*	4,701	188,759
Cap Gemini SA	15,633	687,064

		875,823

Insurance 0.4%
AXA SA	178,267	2,723,402
CNP Assurances	3,820	259,887
SCOR SE	16,829	321,423

		3,304,712

Machinery 0.1%
Vallourec SA	5,598	965,164

Media 0.5%
Eutelsat Communications	10,444	349,640
JC Decaux SA*	6,868	160,022
Lagardere SCA	12,283	383,098
M6-Metropole Television SA	6,028	121,892
PagesJaunes Groupe (a)	13,579	139,961
Publicis Groupe SA (a)	13,211	526,984
Societe Television Francaise 1	12,310	160,386
Vivendi SA	127,530	2,591,676

		4,433,659

Metals & Mining 0.0%†
Eramet	569	140,637

Multiline Retail 0.1%
PPR	8,149	1,012,294

Multi-Utilities 0.5%
GDF Suez	129,151	3,674,423
Suez Environnement Co.	27,706	457,213
Veolia Environnement	35,543	835,011

		4,966,647

Office Electronics 0.0%†
Neopost SA (a)	3,315	240,050

Oil, Gas & Consumable Fuels 1.1%
Total SA	219,746	9,809,201

Personal Products 0.3%
L’Oreal SA	24,855	2,433,556

Pharmaceuticals 0.7%
Ipsen SA	3,028	92,190
Sanofi-Aventis SA	109,624	6,602,358

		6,694,548

Professional Services 0.0%†
Bureau Veritas SA (a)	4,739	256,669

Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions	2,584	213,012
Gecina SA	1,977	178,597
ICADE	2,412	203,573
Klepierre	9,034	249,600
Unibail-Rodamco SE	9,472	1,543,767

		2,388,549

Software 0.0%†
Dassault Systemes SA (a)	6,351	384,741

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	6,548	628,491
Hermes International (a)	5,430	719,834
LVMH Moet Hennessy Louis Vuitton SA	25,448	2,769,834

		4,118,159

Transportation Infrastructure 0.1%
Aeroports de Paris	2,862	183,608
Groupe Eurotunnel SA	53,653	362,600

		546,208

		84,588,001

8 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

GERMANY 7.3%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	88,783	$1,294,468

Airlines 0.0%†
Deutsche Lufthansa AG REG*	23,554	325,623

Auto Components 0.0%†
Continental AG*	5,144	267,022

Automobiles 0.7%
Bayerische Motoren Werke AG	34,307	1,666,516
Daimler AG REG*	93,705	4,740,114
Volkswagen AG	3,035	257,478

		6,664,108

Capital Markets 0.4%
Deutsche Bank AG REG	64,477	3,621,623

Chemicals 0.9%
BASF SE	95,431	5,214,384
K+S AG	14,767	678,637
Linde AG	17,591	1,849,690
Wacker Chemie AG	1,873	271,310

		8,014,021

Commercial Banks 0.1%
Commerzbank AG*	76,782	535,996
Deutsche Postbank AG*	10,160	294,493

		830,489

Construction & Engineering 0.0%†
Hochtief AG	4,680	279,422

Construction Materials 0.1%
HeidelbergCement AG	14,849	701,774

Diversified Financial Services 0.1%
Deutsche Boerse AG	20,031	1,216,954

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	294,340	3,474,850

Electric Utilities 0.6%
E.ON AG	187,124	5,031,430

Food & Staples Retailing 0.1%
Metro AG	13,336	680,423

Food Products 0.0%†
Suedzucker AG (a)	7,112	128,495

Health Care Equipment & Supplies 0.0%†
Fresenius SE	2,904	192,511

Health Care Providers & Services 0.2%
Celesio AG	8,234	179,547
Fresenius Medical Care AG & Co. KGaA	20,510	1,106,608

		1,286,155

Hotels, Restaurants & Leisure 0.0%†
TUI AG*	14,514	127,541

Household Products 0.1%
Henkel AG & Co. KGaA	13,583	555,924

Industrial Conglomerates 0.8%
Siemens AG REG	85,526	7,649,422

Insurance 0.8%
Allianz SE REG	47,155	4,667,090
Hannover Rueckversicherung AG REG	5,891	252,461
Muenchener Rueckversicherungs AG REG	20,483	2,571,904

		7,491,455

Internet Software & Services 0.0%†
United Internet AG*	11,313	123,880

Machinery 0.1%
GEA Group AG	17,017	338,688
MAN SE	10,876	896,640

		1,235,328

Metals & Mining 0.1%
Salzgitter AG	4,327	257,861
ThyssenKrupp AG	35,470	874,093

		1,131,954

Multi-Utilities 0.3%
RWE AG	43,464	2,844,106

Personal Products 0.1%
Beiersdorf AG	10,369	572,680

Pharmaceuticals 0.6%
Bayer AG	85,915	4,801,052
Merck KGaA	6,647	486,045

		5,287,097

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG*	115,137	667,496

Software 0.4%
SAP AG	89,132	3,963,453

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	21,738	1,052,443
Puma AG Rudolf Dassler Sport	601	159,734

		1,212,177

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	3,830	162,885

		67,034,766

GREECE 0.2%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA	18,159	389,168

Commercial Banks 0.1%
Alpha Bank A.E.*	49,916	243,961
EFG Eurobank Ergasias SA*	30,039	133,396

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

GREECE (continued)
Commercial Banks (continued)

National Bank of Greece SA*	63,543	$684,198
Piraeus Bank SA*	36,188	152,740

		1,214,295

Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA	25,292	190,132

Electric Utilities 0.0%†
Public Power Corp. SA	12,386	177,594

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	23,392	291,046

		2,262,235

GUERNSEY, CHANNEL ISLANDS 0.0%†
Insurance 0.0%†
Resolution Ltd.	226,317	214,043

HONG KONG 2.5%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	121,000	239,305

Commercial Banks 0.3%
Bank of East Asia Ltd.	163,340	589,264
BOC Hong Kong Holdings Ltd.	387,500	882,518
Hang Seng Bank Ltd.	79,500	1,062,940
Wing Hang Bank Ltd.	19,000	185,505

		2,720,227

Distributors 0.1%
Li & Fung Ltd.	236,800	1,059,438

Diversified Financial Services 0.2%
Hong Kong Exchanges and Clearing Ltd.	106,500	1,661,024

Diversified Telecommunication Services 0.0%†
PCCW Ltd.	454,000	132,443

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	46,000	170,400
CLP Holdings Ltd.	198,000	1,433,143
Hongkong Electric Holdings Ltd.	144,000	857,706

		2,461,249

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd. (a)	446,798	1,104,822

Hotels, Restaurants & Leisure 0.0%†
Shangri-La Asia Ltd.	134,000	247,326

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.	219,000	1,347,741
NWS Holdings Ltd.	87,000	157,247

		1,504,988

Marine 0.0%†
Orient Overseas International Ltd.*	28,000	200,154

Media 0.0%†
Television Broadcasts Ltd.	27,000	125,203

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	63,399	122,667

Oil, Gas & Consumable Fuels 0.0%†
Mongolia Energy Co. Ltd.*	371,184	129,137

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	226,500	562,030

Real Estate Management & Development 1.0%
Cheung Kong Holdings Ltd.	144,000	1,661,872
Hang Lung Group Ltd.	84,000	452,690
Hang Lung Properties Ltd.	216,000	826,189
Henderson Land Development Co. Ltd.	112,000	655,990
Hopewell Holdings Ltd.	62,511	176,548
Hysan Development Co. Ltd.	59,000	166,785
Kerry Properties Ltd.	82,500	356,478
New World Development Ltd.	284,130	461,271
Sino Land Co. Ltd.	176,000	314,535
Sun Hung Kai Properties Ltd.	147,000	2,010,368
Swire Pacific Ltd., Class A	79,000	896,748
Wharf Holdings Ltd.	144,000	697,617
Wheelock & Co. Ltd.	97,000	273,454

		8,950,545

Road & Rail 0.1%
MTR Corp.	150,500	513,238

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	20,500	159,259

Specialty Retail 0.1%
Esprit Holdings Ltd.	123,982	665,952

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd. (a)	76,500	237,445

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	312,945	378,252

		23,174,704

IRELAND 0.5%
Airlines 0.0%†
Ryanair Holdings PLC*	5,422	23,789

Commercial Banks 0.0%†
Anglo Irish Bank Corp. Ltd.* (b)	62,537	0
Governor & Co. of the Bank of Ireland (The)*	349,278	281,407

		281,407

Construction Materials 0.2%
CRH PLC	72,369	1,501,165
James Hardie Industries SE CDI-IE*	46,013	238,271

		1,739,436

10 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

IRELAND (continued)

Food Products 0.0%†
Kerry Group PLC, Class A	14,433	$400,641

Pharmaceuticals 0.2%
Elan Corp. PLC*	50,556	229,480
Shire PLC	57,616	1,181,949

		1,411,429

Professional Services 0.1%
Experian PLC	105,945	921,331

		4,778,033

ISRAEL 0.9%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	2,385	121,060

Chemicals 0.1%
Israel Chemicals Ltd.	45,588	474,922
Israel Corp. Ltd. (The)*	238	147,590
Makhteshim-Agan Industries Ltd.	24,602	82,097

		704,609

Commercial Banks 0.1%
Bank Hapoalim BM*	101,946	367,188
Bank Leumi Le-Israel BM*	121,265	432,108
Israel Discount Bank Ltd., Class A*	55,482	93,816
Mizrahi Tefahot Bank Ltd.*	12,599	91,685

		984,797

Diversified Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp. Ltd.	177,901	388,874

Electrical Equipment 0.0%†
Ormat Industries	6,107	45,181

Industrial Conglomerates 0.0%†
Delek Group Ltd.	409	84,762
Discount Investment Corp. REG	2,630	41,602

		126,364

Pharmaceuticals 0.6%
Teva Pharmaceutical Industries Ltd.	96,474	5,040,504

Software 0.0%†
NICE Systems Ltd.*	6,357	161,328

Wireless Telecommunication Services 0.0%†
Cellcom Israel Ltd.	5,087	126,693
Partner Communications Co. Ltd	8,743	134,199

		260,892

		7,833,609

ITALY 2.7%
Aerospace & Defense 0.1%
Finmeccanica SpA	44,868	465,122

Auto Components 0.0%†
Pirelli & C SpA	268,426	147,821

Automobiles 0.1%
Fiat SpA	81,021	832,216

Capital Markets 0.0%†
Mediobanca SpA*	53,113	395,635

Commercial Banks 0.8%
Banca Carige SpA	58,035	113,370
Banca Monte dei Paschi di Siena SpA*	257,674	291,557
Banca Popolare di Milano Scarl	48,310	198,883
Banco Popolare Societa Cooperativa	70,562	386,855
Intesa Sanpaolo SpA	897,217	2,299,857
UniCredit SpA	1,601,151	3,541,805
Unione di Banche Italiane SCPA	62,575	538,781

		7,371,108

Diversified Financial Services 0.0%†
Exor SpA	6,883	115,718

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	963,528	1,064,074
Telecom Italia SpA — RSP	632,058	577,360

		1,641,434

Electric Utilities 0.4%
Enel SpA	683,367	2,893,489
Terna Rete Elettrica Nazionale SpA (a)	133,789	481,541

		3,375,030

Electrical Equipment 0.0%†
Prysmian SpA	18,643	267,566

Energy Equipment & Services 0.1%
Saipem SpA	27,235	829,530

Food Products 0.0%†
Parmalat SpA	174,821	406,341

Gas Utilities 0.1%
Snam Rete Gas SpA	149,792	597,789

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA*	10,493	125,459

Insurance 0.2%
Assicurazioni Generali SpA	121,109	2,111,808
Mediolanum SpA (a)	19,056	74,442

		2,186,250

Media 0.1%
Mediaset SpA	72,906	414,589

Multi-Utilities 0.0%†
A2A SpA (a)	112,797	153,984

Oil, Gas & Consumable Fuels 0.5%
ENI SpA	270,503	4,965,372

Real Estate Management & Development 0.0%†
Beni Stabili SpA*	15,504	11,755

2010 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

ITALY (continued)

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA (a)	13,034	$315,577

Transportation Infrastructure 0.1%
Atlantia SpA	24,699	437,735

		25,056,031

JAPAN 23.0%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	41,500	549,274

Airlines 0.0%†
All Nippon Airways Co. Ltd.*	86,000	272,604

Auto Components 0.5%
Aisin Seiki Co., Ltd.	20,000	538,451
Bridgestone Corp.	66,900	1,057,835
Denso Corp.	50,500	1,395,765
Koito Manufacturing Co. Ltd.	9,000	132,532
NGK Spark Plug Co., Ltd.	16,000	198,637
NHK Spring Co. Ltd.	16,000	146,352
NOK Corp.	10,500	166,738
Stanley Electric Co. Ltd.	15,200	251,717
Sumitomo Rubber Industries, Ltd.	15,900	140,237
Toyoda Gosei Co. Ltd.	8,000	198,405
Toyota Boshoku Corp.	7,300	106,585
Toyota Industries Corp.	18,700	474,533

		4,807,787

Automobiles 2.1%
Daihatsu Motor Co. Ltd.	24,000	223,376
Fuji Heavy Industries Ltd.*	60,000	321,425
Honda Motor Co. Ltd.	171,600	5,040,380
Isuzu Motors Ltd.	122,000	366,609
Mazda Motor Corp.	162,900	380,672
Mitsubishi Motors Corp.* (a)	399,000	504,725
Nissan Motor Co., Ltd.*	258,200	1,799,261
Suzuki Motor Corp.	35,400	694,740
Toyota Motor Corp.	286,800	9,854,062
Yamaha Motor Co. Ltd.*	26,800	354,302

		19,539,552

Beverages 0.2%
Asahi Breweries Ltd.	39,800	674,253
Coca-Cola West Co. Ltd.	6,100	100,794
Ito En Ltd.	4,900	74,949
Kirin Holdings Co. Ltd.	86,000	1,082,704
Sapporo Holdings Ltd.	23,000	98,870

		2,031,570

Building Products 0.3%
Asahi Glass Co. Ltd.	105,000	985,932
Daikin Industries Ltd.	24,500	747,013
JS Group Corp.	25,800	492,466
Nippon Sheet Glass Co. Ltd.	60,000	146,785
TOTO Ltd.	29,000	192,632

		2,564,828

Capital Markets 0.4%
Daiwa Securities Group, Inc.	173,400	732,087
JAFCO Co. Ltd.	2,600	57,515
Matsui Securities Co. Ltd. (a)	11,500	70,217
Mizuho Securities Co. Ltd.	65,000	144,919
Nomura Holdings, Inc.	367,700	2,008,923
SBI Holdings, Inc.	1,914	237,777

		3,251,438

Chemicals 1.0%
Air Water, Inc.	15,000	163,774
Asahi Kasei Corp.	132,000	689,615
Daicel Chemical Industries Ltd.	27,000	182,158
Denki Kagaku Kogyo KK	49,000	228,074
Hitachi Chemical Co. Ltd.	9,900	183,924
JSR Corp.	20,300	340,995
Kaneka Corp.	29,000	168,236
Kansai Paint Co. Ltd.	23,000	197,430
Kuraray Co. Ltd.	35,500	416,471
Mitsubishi Chemical Holdings Corp.	124,000	565,990
Mitsubishi Gas Chemical Co., Inc.	37,000	179,405
Mitsui Chemicals, Inc.	97,000	271,089
Nissan Chemical Industries Ltd.	14,000	156,450
Nitto Denko Corp.	17,600	577,339
Shin-Etsu Chemical Co. Ltd.	42,700	1,985,345
Showa Denko KK	146,000	263,684
Sumitomo Chemical Co. Ltd.	164,000	634,709
Taiyo Nippon Sanso Corp.	27,000	214,407
Teijin Ltd.	91,000	270,175
Tokuyama Corp.	33,000	145,250
Toray Industries, Inc.	149,000	714,169
Tosoh Corp.	55,000	142,377
Ube Industries Ltd.	97,000	229,351

		8,920,417

Commercial Banks 2.1%
77 Bank Ltd. (The)	33,000	177,258
Aozora Bank Ltd.	60,000	77,703
Bank of Kyoto Ltd. (The)	33,000	271,668
Bank of Yokohama Ltd. (The)	127,000	580,957
Chiba Bank Ltd. (The)	78,000	470,894
Chugoku Bank Ltd. (The)	17,000	200,317
Chuo Mitsui Trust Holdings, Inc.	103,000	363,225
Fukuoka Financial Group, Inc.	81,000	337,173
Gunma Bank Ltd. (The)	38,000	201,510
Hachijuni Bank Ltd. (The)	44,000	247,005
Hiroshima Bank Ltd. (The)	47,000	187,852
Hokuhoku Financial Group, Inc.	121,000	222,278
Iyo Bank Ltd. (The)	26,000	241,786
Joyo Bank Ltd. (The)	68,000	269,611
Mitsubishi UFJ Financial Group, Inc.	1,323,267	6,008,568
Mizuho Financial Group, Inc. (a)	1,434,784	2,354,209
Mizuho Trust & Banking Co. Ltd.* (a)	155,000	133,287
Nishi-Nippon City Bank Ltd. (The)	72,000	206,200
Resona Holdings, Inc.	62,500	762,750

12 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)
Commercial Banks (continued)

Sapporo Hokuyo Holdings, Inc.	33,600	$148,207
Senshu Ikeda Holdings, Inc.	67,330	98,045
Seven Bank Ltd.	63	114,345
Shinsei Bank Ltd.* (a)	109,000	92,147
Shizuoka Bank Ltd. (The)	63,000	549,049
Sumitomo Mitsui Financial Group, Inc.	139,553	3,949,680
Sumitomo Trust & Banking Co. Ltd. (The)	150,000	763,675
Suruga Bank Ltd.	21,000	190,593
Yamaguchi Financial Group, Inc.	20,000	191,141

		19,411,133

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	57,000	657,855
Nissha Printing Co. Ltd. (a)	3,300	88,170
Secom Co. Ltd.	21,800	968,052
Toppan Printing Co. Ltd.	59,000	466,547

		2,180,624

Computers & Peripherals 0.4%
Fujitsu Ltd.	194,000	1,212,660
NEC Corp.	267,000	693,096
Seiko Epson Corp.	13,400	173,185
Toshiba Corp.*	418,000	2,070,593

		4,149,534

Construction & Engineering 0.2%
Chiyoda Corp.	14,000	101,668
JGC Corp.	23,000	349,007
Kajima Corp.	80,000	181,368
Kinden Corp.	14,000	119,216
Obayashi Corp.	63,000	249,763
Shimizu Corp.	63,000	215,311
Taisei Corp.	97,000	194,003

		1,410,336

Construction Materials 0.0%†
Taiheiyo Cement Corp.*	76,000	95,965

Consumer Finance 0.1%
Acom Co. Ltd. (a)	4,590	59,312
Aeon Credit Service Co. Ltd.	8,100	72,140
Credit Saison Co. Ltd.	15,000	156,990
ORIX Corp.	11,150	807,759

		1,096,201

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	15,400	224,720

Distributors 0.0%†
Canon Marketing Japan, Inc.	5,000	70,371

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	7,300	332,317

Diversified Financial Services 0.0%†
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,160	207,791

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	53,864	2,194,198

Electric Utilities 1.2%
Chubu Electric Power Co., Inc.	68,600	1,702,405
Chugoku Electric Power Co., Inc. (The)	30,500	628,193
Hokkaido Electric Power Co., Inc.	18,800	404,987
Hokuriku Electric Power Co.	18,100	396,923
Kansai Electric Power Co., Inc. (The)	78,100	1,904,720
Kyushu Electric Power Co., Inc.	39,400	883,650
Shikoku Electric Power Co., Inc.	18,400	526,236
Tohoku Electric Power Co., Inc.	44,400	953,200
Tokyo Electric Power Co., Inc. (The)	126,400	3,438,516

		10,838,830

Electrical Equipment 0.5%
Fuji Electric Holdings Co. Ltd.	60,000	172,760
Furukawa Electric Co., Ltd.	74,000	322,853
GS Yuasa Corp. (a)	41,000	268,294
Mabuchi Motor Co. Ltd.	2,900	132,410
Mitsubishi Electric Corp.	201,000	1,568,788
Nidec Corp.	11,300	946,004
Panasonic Electric Works Co. Ltd.	39,000	383,347
Sumitomo Electric Industries Ltd.	78,400	913,668
Ushio, Inc.	10,300	158,679

		4,866,803

Electronic Equipment, Instruments & Components 1.2%
Citizen Holdings Co. Ltd.	31,500	192,431
FUJIFILM Holdings Corp.	48,700	1,407,404
Hirose Electric Co. Ltd.	3,500	320,542
Hitachi High-Technologies Corp.	7,300	134,108
Hitachi Ltd.*	469,000	1,703,552
HOYA Corp.	44,700	951,112
Ibiden Co. Ltd.	13,900	374,447
Keyence Corp.	4,310	996,655
Kyocera Corp.	16,900	1,368,162
Mitsumi Electric Co., Ltd.	8,100	137,411
Murata Manufacturing Co., Ltd.	20,900	996,681
Nippon Electric Glass Co. Ltd.	37,500	429,545
Omron Corp.	20,900	455,608
Shimadzu Corp.	26,000	195,983
TDK Corp.	12,700	694,972
Yaskawa Electric Corp.	24,000	178,040
Yokogawa Electric Corp.	21,500	133,083

		10,669,736

Food & Staples Retailing 0.3%
AEON Co., Ltd.	64,400	681,438
FamilyMart Co. Ltd.	6,500	214,649
Lawson, Inc.	6,100	266,801

2010 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)
Food & Staples Retailing (continued)

Seven & I Holdings Co. Ltd.	80,000	$1,832,903
UNY Co. Ltd.	19,400	147,414

		3,143,205

Food Products 0.3%
Ajinomoto Co., Inc.	70,000	633,304
Kikkoman Corp.	16,000	167,048
MEIJI Holdings Co. Ltd.	7,240	296,209
Nippon Meat Packers, Inc.	22,000	271,562
Nisshin Seifun Group, Inc.	18,000	203,243
Nissin Foods Holdings Co. Ltd.	6,600	242,273
Toyo Suisan Kaisha Ltd.	11,000	262,543
Yakult Honsha Co. Ltd.	10,200	277,470
Yamazaki Baking Co. Ltd.	12,000	161,835

		2,515,487

Gas Utilities 0.2%
Osaka Gas Co. Ltd.	202,000	728,606
Toho Gas Co. Ltd.	43,000	229,368
Tokyo Gas Co., Ltd.	264,000	1,205,198

		2,163,172

Health Care Equipment & Supplies 0.2%
Olympus Corp.	22,000	521,157
Sysmex Corp.	4,000	227,176
Terumo Corp.	18,200	871,591

		1,619,924

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,000	193,325
Mediceo Paltac Holdings Co. Ltd.	13,700	162,718
Suzuken Co. Ltd.	6,800	227,614

		583,657

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	7,626	170,762
Oriental Land Co. Ltd.	5,200	434,578

		605,340

Household Durables 0.8%
Casio Computer Co. Ltd.	22,600	135,740
Panasonic Corp.	203,700	2,543,572
Rinnai Corp.	4,100	210,452
Sanyo Electric Co. Ltd.* (a)	210,000	270,197
Sekisui Chemical Co. Ltd.	45,000	280,702
Sekisui House Ltd.	60,000	513,151
Sharp Corp.	106,000	1,118,155
Sony Corp.	104,300	2,781,995

		7,853,964

Household Products 0.0%†
Unicharm Corp.	4,300	484,895

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co. Ltd.	12,000	380,622

Industrial Conglomerates 0.1%
Hankyu Hanshin Holdings, Inc.	120,000	529,549

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	3,200	116,938
Nomura Research Institute Ltd.	10,400	220,788
NTT Data Corp.	132	487,237
Obic Co. Ltd.	740	142,840
Otsuka Corp.	1,700	108,344

		1,076,147

Insurance 0.7%
Dai-ichi Life Insurance Co. Ltd. (The)	832	1,153,686
MS&AD Insurance Group Holdings	56,241	1,203,745
NKSJ Holdings, Inc.*	145,600	871,146
Sony Financial Holdings, Inc.	92	306,890
T&D Holdings, Inc.	28,050	599,776
Tokio Marine Holdings, Inc.	75,100	1,974,368

		6,109,611

Internet & Catalog Retail 0.1%
Dena Co., Ltd.	8,100	213,875
Rakuten, Inc.	754	544,791

		758,666

Internet Software & Services 0.1%
Yahoo! Japan Corp.	1,516	604,240

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	19,000	167,072
Nikon Corp.	33,000	568,716
Sankyo Co. Ltd.	5,700	257,649
Sega Sammy Holdings, Inc.	20,900	300,221
Shimano, Inc.	6,500	278,893
Yamaha Corp.	15,400	157,250

		1,729,801

Machinery 1.2%
Amada Co. Ltd.	42,000	276,077
Fanuc Ltd.	19,900	2,247,159
Hino Motors Ltd.	28,000	138,056
Hitachi Construction Machinery Co. Ltd. (a)	10,000	184,113
IHI Corp.	141,000	224,376
Japan Steel Works Ltd. (The)	32,000	281,277
JTEKT Corp.	20,500	189,588
Kawasaki Heavy Industries Ltd.	146,000	353,991
Komatsu Ltd.	99,000	1,782,607
Kubota Corp.	119,000	912,766
Kurita Water Industries Ltd.	12,900	352,505
Makita Corp.	11,600	310,416
Minebea Co. Ltd.	35,000	193,888
Mitsubishi Heavy Industries Ltd.	322,000	1,110,817
Mitsui Engineering & Shipbuilding Co. Ltd.	68,000	137,346
NGK Insulators Ltd.	27,000	420,526
NSK Ltd.	45,000	312,531

14 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)
Machinery (continued)

NTN Corp.	51,000	$208,777
SMC Corp.	5,600	749,122
Sumitomo Heavy Industries Ltd.	57,000	334,450
THK Co. Ltd.	12,400	256,544

		10,976,932

Marine 0.2%
Kawasaki Kisen Kaisha Ltd.*	74,000	300,908
Mitsui OSK Lines Ltd.	123,000	813,235
Nippon Yusen KK	164,000	597,661

		1,711,804

Media 0.1%
Dentsu, Inc.	17,801	470,133
Fuji Media Holdings, Inc.	49	70,348
Hakuhodo DY Holdings, Inc.	2,110	105,710
Jupiter Telecommunications Co. Ltd.	249	238,394
Toho Co. Ltd.	10,700	177,391

		1,061,976

Metals & Mining 0.7%
Daido Steel Co. Ltd.	30,000	128,293
Dowa Holdings Co. Ltd.	28,050	134,389
Hitachi Metals Ltd.	16,000	161,984
JFE Holdings, Inc.	47,400	1,466,414
Kobe Steel Ltd.	256,000	487,641
Maruichi Steel Tube Ltd.	4,800	91,813
Mitsubishi Materials Corp.*	118,000	313,646
Mitsui Mining & Smelting Co. Ltd.	53,000	139,869
Nippon Steel Corp.	530,000	1,751,884
Nisshin Steel Co. Ltd.	64,000	101,759
Sumitomo Metal Industries Ltd.	361,000	816,235
Sumitomo Metal Mining Co. Ltd.	54,000	673,653
Tokyo Steel Manufacturing Co. Ltd.	10,100	116,759
Yamato Kogyo Co., Ltd.	3,900	97,209

		6,481,548

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	38,560	375,905
J. Front Retailing Co. Ltd.	48,400	232,938
Marui Group Co. Ltd.	24,700	166,379
Takashimaya Co., Ltd.	29,000	231,166

		1,006,388

Office Electronics 0.7%
Brother Industries Ltd.	24,300	252,265
Canon, Inc.	117,800	4,390,341
Konica Minolta Holdings, Inc.	51,500	495,444
Ricoh Co., Ltd.	70,000	892,607

		6,030,657

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co. Ltd.	55,000	131,329
Idemitsu Kosan Co. Ltd.	2,300	173,176
INPEX Corp.	83	460,361
Japan Petroleum Exploration Co.	3,100	126,475
JX Holdings, Inc.*	230,989	1,141,686
Showa Shell Sekiyu KK	18,200	125,489
TonenGeneral Sekiyu KK	30,000	259,567

		2,418,083

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.	10,200	282,328
OJI Paper Co. Ltd.	88,000	431,459

		713,787

Personal Products 0.2%
Kao Corp.	56,100	1,319,969
Shiseido Co. Ltd.	35,800	789,078

		2,109,047

Pharmaceuticals 1.1%
Astellas Pharma, Inc.	47,300	1,584,820
Chugai Pharmaceutical Co. Ltd.	23,600	420,073
Daiichi Sankyo Co. Ltd.	71,000	1,268,478
Dainippon Sumitomo Pharma Co. Ltd.	16,400	125,574
Eisai Co. Ltd.	26,400	875,975
Hisamitsu Pharmaceutical Co., Inc.	7,100	281,626
Kyowa Hakko Kirin Co. Ltd.	25,000	237,093
Mitsubishi Tanabe Pharma Corp.	24,000	365,667
Ono Pharmaceutical Co. Ltd.	8,900	360,787
Santen Pharmaceutical Co. Ltd.	7,800	281,045
Shionogi & Co. Ltd.	30,700	636,464
Taisho Pharmaceutical Co. Ltd.	14,000	276,178
Takeda Pharmaceutical Co. Ltd.	77,900	3,346,012
Tsumura & Co.	5,800	177,586

		10,237,378

Real Estate Investment Trusts (REITs) 0.1%
Japan Prime Realty Investment Corp.	69	145,347
Japan Real Estate Investment Corp.	50	407,280
Japan Retail Fund Investment Corp.	152	185,125
Nippon Building Fund, Inc.	53	420,530
Nomura Real Estate Office Fund, Inc.	25	124,458

		1,282,740

Real Estate Management & Development 0.6%
Aeon Mall Co. Ltd.	8,800	174,333
Daito Trust Construction Co. Ltd.	8,800	498,332
Daiwa House Industry Co. Ltd.	49,000	440,812
Mitsubishi Estate Co., Ltd.	123,000	1,712,366
Mitsui Fudosan Co., Ltd.	87,000	1,210,907
Nomura Real Estate Holdings, Inc.	10,200	127,655
NTT Urban Development Corp.	123	97,716
Sumitomo Realty & Development Co., Ltd.	37,000	628,702
Tokyo Tatemono Co. Ltd.	40,000	123,268
Tokyu Land Corp.	49,000	171,287

		5,185,378

2010 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)

Road & Rail 0.8%
Central Japan Railway Co.	158	$1,304,582
East Japan Railway Co.	35,276	2,348,872
Keihin Electric Express Railway Co. Ltd.	48,000	424,223
Keio Corp.	60,000	387,385
Keisei Electric Railway Co. Ltd.	26,000	145,365
Kintetsu Corp. (a)	171,000	521,788
Nippon Express Co. Ltd.	87,000	392,028
Odakyu Electric Railway Co. Ltd.	65,000	557,977
Tobu Railway Co. Ltd. (a)	91,000	490,145
Tokyu Corp.	126,000	512,845
West Japan Railway Co.	177	647,266

		7,732,476

Semiconductors & Semiconductor Equipment 0.3%
Advantest Corp.	17,700	369,890
Elpida Memory, Inc.*	19,000	291,906
Rohm Co. Ltd.	9,900	594,487
Shinko Electric Industries Co. Ltd.	6,600	85,769
Sumco Corp.*	11,900	197,232
Tokyo Electron Ltd.	18,300	985,769

		2,525,053

Software 0.4%
Konami Corp.	9,600	148,058
Nintendo Co., Ltd.	10,300	3,024,175
Oracle Corp. Japan (a)	3,600	176,905
Square Enix Holdings Co. Ltd.	6,000	110,519
Trend Micro, Inc.	10,100	272,950

		3,732,607

Specialty Retail 0.2%
ABC-Mart, Inc.	2,600	101,994
Fast Retailing Co. Ltd.	5,500	832,230
Nitori Co. Ltd.	3,850	331,867
Shimamura Co. Ltd.	2,100	189,876
USS Co. Ltd.	2,320	165,728
Yamada Denki Co. Ltd.	8,730	570,416

		2,192,111

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	14,000	128,183
Nisshinbo Holdings, Inc.	14,000	134,197

		262,380

Tobacco 0.2%
Japan Tobacco, Inc.	467	1,452,882

Trading Companies & Distributors 1.0%
ITOCHU Corp.	154,900	1,210,925
Marubeni Corp.	170,000	871,488
Mitsubishi Corp.	140,900	2,915,001
Mitsui & Co., Ltd.	181,100	2,112,674
Sojitz Corp.	133,100	208,013

Sumitomo Corp.	117,100	1,169,479
Toyota Tsusho Corp.	21,900	312,155

		8,799,735

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	25,000	191,831
Mitsubishi Logistics Corp.	11,000	122,588

		314,419

Wireless Telecommunication Services 0.7%
KDDI Corp.	304	1,449,072
NTT DoCoMo, Inc.	1,605	2,430,435
Softbank Corp.	84,500	2,241,216

		6,120,723

		212,192,413

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	9,591	911,798

LUXEMBOURG 0.5%
Energy Equipment & Services 0.1%
Tenaris SA	49,077	846,470

Media 0.1%
SES SA FDR-LU	31,494	654,966

Metals & Mining 0.2%
ArcelorMittal	89,089	2,389,526

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA SDR-LU	7,919	642,559

		4,533,521

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Sands China Ltd.*	198,700	293,674
Wynn Macau Ltd.*	160,000	260,918

		554,592

		554,592

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	20,163	292,724

NETHERLANDS 4.5%
Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV*	41,976	856,638

Air Freight & Logistics 0.1%
TNT NV	38,163	961,215

16 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

NETHERLANDS (continued)

Beverages 0.2%
Heineken Holding NV	11,342	$414,348
Heineken NV	25,432	1,077,993

		1,492,341

Chemicals 0.2%
Akzo Nobel NV	24,059	1,250,466
Koninklijke DSM NV	16,857	670,099

		1,920,565

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV (a)	7,104	276,019

Diversified Financial Services 0.3%
ING Groep NV CVA-NL*	397,685	2,943,074

Diversified Telecommunication Services 0.2%
Koninklijke (Royal) KPN NV	169,475	2,160,216

Energy Equipment & Services 0.1%
Fugro NV CVA-NL	6,902	318,855
SBM Offshore NV (a)	17,180	245,781

		564,636

Food & Staples Retailing 0.2%
Koninklijke Ahold NV (a)	123,954	1,533,297

Food Products 0.5%
Unilever NV CVA-NL	169,235	4,621,675

Industrial Conglomerates 0.3%
Koninklijke Philips Electronics NV	100,950	3,014,576

Insurance 0.1%
Aegon NV*	162,588	863,639
Delta Lloyd NV	7,666	129,195

		992,834

Life Sciences Tools & Services 0.1%
QIAGEN NV*	24,243	471,646

Media 0.2%
Reed Elsevier NV	70,723	782,920
Wolters Kluwer NV	31,000	594,487

		1,377,407

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, Class B	280,188	6,772,342
Royal Dutch Shell PLC, Class A	368,615	9,302,392

		16,074,734

Professional Services 0.1%
Randstad Holding NV*	11,555	454,056

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	6,377	309,673

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding NV	44,365	1,220,919

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	7,233	265,058

		41,510,579

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	62,350	333,658

Diversified Telecommunication Services 0.0%†
Telecom Corp of New Zealand Ltd.	194,873	250,953

Electric Utilities 0.0%†
Contact Energy Ltd.* (a)	32,278	125,559

Hotels, Restaurants & Leisure 0.0%†
Sky City Entertainment Group Ltd.	51,854	101,030

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	96,292	123,106

		934,306

NORWAY 0.7%
Chemicals 0.1%
Yara International ASA	19,150	538,297

Commercial Banks 0.1%
DnB NOR ASA	100,531	966,927

Diversified Telecommunication Services 0.1%
Telenor ASA	86,084	1,084,427

Energy Equipment & Services 0.0%†
Aker Solutions ASA	16,912	193,368

Industrial Conglomerates 0.1%
Orkla ASA	78,442	501,648

Metals & Mining 0.0%†
Norsk Hydro ASA (a)	70,162	316,841

Oil, Gas & Consumable Fuels 0.3%
StatoilHydro ASA	116,152	2,237,648

Semiconductors & Semiconductor Equipment 0.0%†
Renewable Energy Corp. ASA* (a)	58,657	138,695

		5,977,851

PORTUGAL 0.3%
Commercial Banks 0.1%
Banco Comercial Portugues SA, Class R (a)	291,018	218,524
Banco Espirito Santo SA REG	51,366	202,680

		421,204

Construction Materials 0.0%†
Cimpor Cimentos de Portugal SGPS SA	22,687	127,482

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA REG (a)	61,088	610,571

Electric Utilities 0.1%
EDP — Energias de Portugal SA	175,863	523,376

2010 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

PORTUGAL (continued)

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	21,486	$196,859

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA, Class B	23,799	355,488

Transportation Infrastructure 0.0%†
Brisa Auto-Estradas de Portugal SA	23,541	142,470

		2,377,450

SINGAPORE 1.6%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	171,000	399,754

Airlines 0.1%
Singapore Airlines Ltd.	54,866	568,913

Commercial Banks 0.6%
DBS Group Holdings Ltd.	178,500	1,732,323
Oversea-Chinese Banking Corp. Ltd.	254,000	1,599,468
United Overseas Bank Ltd. (a)	127,000	1,766,807

		5,098,598

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	12,000	255,366

Diversified Financial Services 0.0%†
K-Green Trust*	26,000	19,510
Singapore Exchange Ltd. (a)	87,000	456,248

		475,758

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd. (a)	833,850	1,802,712

Food & Staples Retailing 0.0%†
Olam International Ltd. (a)	147,600	270,914

Food Products 0.1%
Golden Agri-Resources Ltd.	686,612	257,404
Wilmar International Ltd. (a)	131,294	537,196

		794,600

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC*	623,296	515,534

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	99,745	364,741
Keppel Corp. Ltd.	130,000	784,883
SembCorp Industries Ltd.	101,000	292,077

		1,441,701

Machinery 0.0%†
Cosco Corp. Singapore Ltd. (a)	104,000	109,401
SembCorp Marine Ltd. (a)	80,800	220,804

		330,205

Marine 0.0%†
Neptune Orient Lines Ltd.* (a)	92,749	131,003

Media 0.0%†
Singapore Press Holdings Ltd. (a)	164,000	441,459

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	154,466	199,481
CapitaMall Trust	229,200	298,813

		498,294

Real Estate Management & Development 0.2%
CapitaLand Ltd.	264,097	673,433
CapitaMalls Asia Ltd.	133,300	199,301
City Developments Ltd.	56,000	440,802
Keppel Land Ltd.	73,538	202,925
UOL Group Ltd.	50,000	134,669

		1,651,130

Road & Rail 0.0%†
ComfortDelgro Corp. Ltd.	193,000	200,156

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	75,475	121,345

		14,997,442

SPAIN 3.5%
Airlines 0.0%†
Iberia Lineas Aereas de Espana SA*	45,750	129,152

Biotechnology 0.0%†
Grifols SA (a)	14,246	145,616

Commercial Banks 1.5%
Banco Bilbao Vizcaya Argentaria SA	369,782	3,809,838
Banco de Sabadell SA (a)	104,020	471,036
Banco de Valencia SA (a)	22,704	101,062
Banco Popular Espanol SA (a)	95,830	485,707
Banco Santander SA	855,678	8,972,801
Bankinter SA (a)	26,932	164,085

		14,004,529

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA (a)	15,563	571,928
Ferrovial SA (a)	46,087	298,085
Fomento de Construcciones y Contratas SA	4,249	90,959

		960,972

Diversified Financial Services 0.0%†
Criteria Caixacorp SA	86,484	353,671

Diversified Telecommunication Services 0.9%
Telefonica SA	426,989	7,909,839

Electric Utilities 0.3%
Acciona SA (a)	3,038	231,208
Iberdrola SA	409,088	2,299,303
Red Electrica Corp. SA	11,526	412,688

		2,943,199

18 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

SPAIN (continued)

Electrical Equipment 0.0%†
Gamesa Corp. Tecnologica SA* (a)	19,155	$164,484

Gas Utilities 0.1%
Enagas (a)	18,760	282,586
Gas Natural SDG SA (a)	25,523	368,835

		651,421

Independent Power Producers & Energy Traders 0.1%
EDP Renovaveis SA*	19,583	115,332
Iberdrola Renovables SA	98,610	309,470

		424,802

Information Technology Services 0.0%†
Indra Sistemas SA (a)	9,312	148,883

Insurance 0.0%†
Mapfre SA (a) (b)	2,424	6,591
Mapfre SA (a)	75,163	204,386

		210,977

Machinery 0.0%†
Zardoya Otis SA (b)	604	7,807
Zardoya Otis SA	12,090	155,323

		163,130

Media 0.0%†
Gestevision Telecinco SA	10,771	95,720

Metals & Mining 0.0%†
Acerinox SA	10,258	159,402

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA (a)	76,359	1,540,930

Specialty Retail 0.2%
Industria de Diseno Textil SA	22,636	1,290,736

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	32,817	471,707

		31,769,170

SWEDEN 2.9%
Building Products 0.1%
Assa Abloy AB, Class B	33,800	675,592

Capital Markets 0.0%†
Ratos AB, Class B	11,413	285,937

Commercial Banks 0.6%
Nordea Bank AB	335,258	2,764,593
Skandinaviska Enskilda Banken AB, Class A	145,097	768,801
Svenska Handelsbanken AB, Class A	50,816	1,243,156
Swedbank AB*	72,518	665,474

		5,442,024

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	30,748	278,715

Communications Equipment 0.4%
Telefonaktiebolaget LM Ericsson, Class B	312,860	3,470,313

Construction & Engineering 0.1%
Skanska AB, Class B	42,800	619,213

Diversified Financial Services 0.1%
Investor AB, Class B	47,394	766,658
Kinnevik Investment AB, Class B	24,084	385,588

		1,152,246

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	33,400	499,013
TeliaSonera AB	232,891	1,496,477

		1,995,490

Health Care Equipment & Supplies 0.1%
Getinge AB, Class B	20,589	398,458

Household Durables 0.1%
Electrolux AB	25,184	575,727
Husqvarna AB, Class B	42,939	258,210

		833,937

Machinery 0.6%
Alfa Laval AB	37,375	485,365
Atlas Copco AB, Class A	69,649	1,018,315
Atlas Copco AB, Class B	40,760	538,092
Sandvik AB	104,676	1,276,832
Scania AB, Class B	33,539	511,934
SKF AB, Class B	41,675	747,949
Volvo AB, Class B*	112,904	1,248,583

		5,827,070

Media 0.0%†
Modern Times Group AB, Class B	5,182	283,680

Metals & Mining 0.1%
Boliden AB	28,136	310,977
SSAB AB, Class A	21,156	284,040
Ssab Svenskt Stal AG Series B,	11,408	136,934

		731,951

Paper & Forest Products 0.1%
Holmen AB, Class B	5,617	133,347
Svenska Cellulosa AB, Class B	61,080	718,383

		851,730

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	106,134	2,916,814

Tobacco 0.1%
Swedish Match AB	24,529	536,016

		26,299,186

SWITZERLAND 8.3%
Biotechnology 0.0%†
Actelion Ltd. REG*	11,573	433,315

2010 Semiannual Report 19

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

SWITZERLAND (continued)

Building Products 0.1%
Geberit AG REG	4,063	$632,184

Capital Markets 1.1%
Credit Suisse Group AG REG	116,910	4,395,493
GAM Holding Ltd.*	21,467	231,984
Julius Baer Group Ltd.	21,248	605,836
UBS AG REG*	378,106	5,009,079

		10,242,392

Chemicals 0.4%
Givaudan SA REG	798	677,768
Sika AG	210	372,257
Syngenta AG REG	9,791	2,261,878

		3,311,903

Computers & Peripherals 0.0%†
Logitech International SA REG* (a)	18,988	257,029

Construction Materials 0.2%
Holcim Ltd. REG*	25,574	1,711,970

Diversified Financial Services 0.0%†
Pargesa Holding SA	2,819	184,854

Diversified Telecommunication Services 0.1%
Swisscom AG REG	2,398	812,969

Electrical Equipment 0.4%
ABB Ltd. REG*	229,242	3,991,241

Food Products 2.0%
Aryzta AG	8,384	322,572
Lindt & Spruengli AG	90	195,277
Lindt & Spruengli AG REG (a)	12	294,068
Nestle SA REG	360,597	17,387,567

		18,199,484

Health Care Equipment & Supplies 0.1%
Nobel Biocare Holding AG REG	14,223	244,839
Sonova Holding AG REG	4,802	589,290
Straumann Holding AG REG	741	160,259

		994,388

Insurance 0.6%
Baloise Holding AG REG	5,365	373,436
Swiss Life Holding AG REG*	3,450	329,726
Swiss Reinsurance Co. Ltd. REG	36,498	1,499,639
Zurich Financial Services AG	15,308	3,374,092

		5,576,893

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG	4,671	310,992

Machinery 0.1%
Schindler Holding AG REG	2,488	207,662
Schindler Holding AG	5,082	428,344

		636,006

Marine 0.1%
Kuehne + Nagel International AG REG	5,555	571,825

Metals & Mining 0.3%
Xstrata PLC	213,581	2,796,770

Pharmaceuticals 2.2%
Novartis AG REG	219,383	10,631,986
Roche Holding AG	73,041	10,053,489

		20,685,475

Professional Services 0.2%
Adecco SA REG (a)	13,233	631,305
SGS SA REG	571	770,651

		1,401,956

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	68,400	543,264

Textiles, Apparel & Luxury Goods 0.3%
Compagnie Financiere Richemont SA, Class A	54,679	1,908,969
Swatch Group AG, (The)	3,172	894,583
Swatch Group AG, (The) REG	4,600	235,076

		3,038,628

		76,333,538

UNITED KINGDOM 18.4%
Aerospace & Defense 0.4%
BAE Systems PLC	367,403	1,709,974
Cobham PLC	120,935	383,114
Rolls-Royce Group PLC, Class C* (b)	16,921,530	25,282
Rolls-Royce Group PLC*	192,138	1,603,736

		3,722,106

Airlines 0.0%†
British Airways PLC* (a)	54,270	157,669

Beverages 0.7%
Diageo PLC	260,128	4,086,068
SABMiller PLC	98,453	2,760,672

		6,846,740

Capital Markets 0.2%
3I Group PLC	101,617	400,789
ICAP PLC	61,437	368,236
Investec PLC	44,892	302,081
Man Group PLC	185,064	613,470
Schroders PLC	11,885	213,905

		1,898,481

Chemicals 0.1%
Johnson Matthey PLC	22,545	500,882

Commercial Banks 3.3%
Barclays PLC	1,189,949	4,749,687
HSBC Holdings PLC	1,811,884	16,552,836
Lloyds Banking Group PLC*	4,168,510	3,290,903

20 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

UNITED KINGDOM (continued)
Commercial Banks (continued)

Royal Bank of Scotland Group PLC*	1,732,798	$1,055,310
Standard Chartered PLC	210,427	5,123,985

		30,772,721

Commercial Services & Supplies 0.2%
Aggreko PLC	26,763	561,830
G4S PLC	145,097	575,273
Serco Group PLC	51,337	448,326

		1,585,429

Construction & Engineering 0.0%†
Balfour Beatty PLC	70,496	250,731

Containers & Packaging 0.0%†
Rexam PLC	87,307	392,756

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	14,539	121,386

Diversified Telecommunication Services 0.3%
BT Group PLC	810,958	1,565,389
Cable & Wireless Worldwide PLC	286,594	370,821
Inmarsat PLC	45,617	483,680

		2,419,890

Electric Utilities 0.2%
Scottish & Southern Energy PLC	95,686	1,593,554

Energy Equipment & Services 0.1%
Amec PLC	34,141	418,273
Petrofac Ltd.	26,666	469,134

		887,407

Food & Staples Retailing 0.7%
J Sainsbury PLC	125,961	600,993
Tesco PLC	829,544	4,679,801
WM Morrison Supermarkets PLC	218,561	863,653

		6,144,447

Food Products 0.4%
Associated British Foods PLC	39,166	567,190
Unilever PLC	133,282	3,562,897

		4,130,087

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	92,123	870,337

Hotels, Restaurants & Leisure 0.4%
Carnival PLC	18,097	586,187
Compass Group PLC	193,583	1,472,680
Intercontinental Hotels Group PLC	27,072	426,658
Thomas Cook Group PLC	84,254	223,010
Tui Travel PLC	53,323	165,898
Whitbread PLC	18,224	380,572

		3,255,005

Household Products 0.3%
Reckitt Benckiser Group PLC	63,559	2,956,406

Independent Power Producers & Energy Traders 0.1%
International Power PLC	164,574	735,149

Industrial Conglomerates 0.1%
Smiths Group PLC	40,612	646,577
Tomkins PLC	90,780	304,901

		951,478

Insurance 0.7%
Admiral Group PLC	20,559	430,553
Aviva PLC	286,900	1,333,279
Legal & General Group PLC	611,740	713,008
Old Mutual PLC	558,238	854,689
Prudential PLC	262,610	1,980,764
RSA Insurance Group PLC	363,585	645,001
Standard Life PLC	233,787	604,153

		6,561,447

Internet & Catalog Retail 0.0%†
Home Retail Group PLC	90,261	286,624

Machinery 0.0%†
Invensys PLC	79,648	285,136

Media 0.5%
British Sky Broadcasting Group PLC	116,802	1,219,621
ITV PLC*	380,064	284,025
Pearson PLC	83,104	1,092,965
Reed Elsevier PLC	130,106	964,710
WPP PLC	130,456	1,228,959

		4,790,280

Metals & Mining 2.1%
Anglo American PLC*	136,788	4,766,403
Antofagasta PLC	42,428	493,635
BHP Billiton PLC	229,363	5,947,048
Eurasian Natural Resources Corp. PLC	28,213	359,006
Kazakhmys PLC*	23,529	345,381
Lonmin PLC*	16,039	334,902
Rio Tinto PLC	150,565	6,611,970
Vedanta Resources PLC	12,544	394,125

		19,252,470

Multiline Retail 0.2%
Marks & Spencer Group PLC	170,566	840,279
Next PLC	19,406	578,580

		1,418,859

Multi-Utilities 0.6%
Centrica PLC	532,496	2,349,916
National Grid PLC	359,266	2,622,990
United Utilities Group PLC	70,108	548,621

		5,521,527

Oil, Gas & Consumable Fuels 1.8%
BG Group PLC	350,754	5,216,708
BP PLC	1,951,308	9,341,237
Cairn Energy PLC*	143,763	883,195

2010 Semiannual Report 21

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT International Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED KINGDOM (continued)
Oil, Gas & Consumable Fuels (continued)

Tullow Oil PLC	91,778	$1,365,227

		16,806,367

Pharmaceuticals 1.8%
AstraZeneca PLC	150,945	7,116,429
GlaxoSmithKline PLC	539,710	9,164,744

		16,281,173

Professional Services 0.1%
Capita Group PLC (The)	64,804	713,961

Real Estate Investment Trusts (REITs) 0.2%
British Land Co. PLC	89,306	576,867
Capital Shopping Centres Group PLC	49,146	227,048
Hammerson PLC	74,000	377,231
Land Securities Group PLC	81,668	675,865
Segro PLC	72,262	272,458

		2,129,469

Road & Rail 0.0%†
Firstgroup PLC	49,660	269,563

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	134,933	558,472

Software 0.1%
Autonomy Corp. PLC*	22,436	611,569
Sage Group PLC (The)	135,176	465,086

		1,076,655

Specialty Retail 0.1%
Kingfisher PLC	246,492	772,152

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	45,010	508,325

Tobacco 1.0%
British American Tobacco PLC	207,509	6,585,467
Imperial Tobacco Group PLC	105,687	2,952,967

		9,538,434

Trading Companies & Distributors 0.1%
Bunzl PLC	34,583	346,307
Wolseley PLC*	29,528	586,127

		932,434

Water Utilities 0.1%
Severn Trent PLC	24,337	446,667

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	5,470,853	11,272,651

		169,615,327

UNITED STATES 0.1%
Health Care Equipment & Supplies 0.1%
Synthes, Inc.	6,476	744,613

Total Common Stocks (cost $1,152,575,290)		908,190,732

Preferred Stocks 0.4%

	Shares	Market Value

GERMANY 0.4%
Automobiles 0.2%
Bayerische Motoren Werke AG	5,369	187,839
Porsche Automobil Holding SE	9,544	408,031
Volkswagen AG	17,651	1,548,887

		2,144,757

Health Care Equipment & Supplies 0.1%
Fresenius SE	8,291	547,639

Household Products 0.1%
Henkel AG & Co. KGaA	18,327	894,921

Multi-Utilities 0.0%†
RWE AG	4,074	245,278

Total Preferred Stocks (cost $4,954,683)		3,832,595

Rights 0.0%

	Number of Rights	Market Value

AUSTRIA 0.0%
Real Estate Investment Trust (REIT) 0.0%
Immoeast AG* (a) (b)	51,561	0

NORWAY 0.0%†
Metals & Mining 0.0%†
Norsk Hydro ASA 7/9/2010*	21,353	11,015

Total Rights (cost $ — )		11,015

Warrant 0.0%

	Number of Warrants	Market Value

HONG KONG 0.0%†
Real Estate Management & Development 0.0%†
Henderson Land Development Co. Ltd. 6/1/2011*	17,386	2,947

Total Warrant (cost $ — )		2,947

22 Semiannual Report 2010

Repurchase Agreements 4.3%

	Principal Amount	Market Value

Morgan Stanley, 0.03%, dated 6/30/10, due 7/01/10, repurchase price $29,193,988, collateralized by U.S. Government Agency Mortgage Securities 4.00%-8.50%, maturing 03/01/15-06/01/40; total market value of $29,778,888. (c)	$29,193,964	$29,193,964
Barclays Capital, 0.01%, dated 6/30/10, due 7/01/10, repurchase price $10,000,003, collateralized by U.S. Treasury Securities 1.88%, maturing 06/30/15; total market value of $10,200,001. (c)	10,000,000	10,000,000

Total Repurchase Agreements (Cost $39,193,964)		39,193,964

Total Investments (Cost $1,196,723,937) (d) — 103.3%		951,231,253

Liabilities in excess of other assets — (3.3)%		(30,346,688)

NET ASSETS — 100.0%		$920,884,565

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $37,018,499.

(b)	Fair Valued Security.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of June 30, 2010 was $39,193,964.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

IE	Ireland

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

LU	Luxembourg

NL	Netherlands

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SE	Sweden

SGPS	Holding Enterprise

SpA	Limited Share Company

VVPR	Belgian Dividend Coupon

At June 30, 2010, the Fund’s open futures contracts were as follows (Note 2):

			Notional Value
Number of	Long		Covered by	Unrealized
Contracts	Contracts	Expiration	Contracts	Depreciation

51	DJ Euro STOXX 50	09/17/10	$1,601,542	$(82,033)
38	E-Mini MSCI EAFE Index	09/17/10	2,498,880	(67,028)
16	FTSE 100 Index	09/17/10	1,166,713	(73,071)
5	SPI 200 Index	09/16/10	448,442	(28,133)
12	Topix Index	09/09/10	1,138,042	(48,343)

			$6,853,619	$(298,608)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 23

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
International
Index Fund

Assets:
Investments, at value* (cost $1,157,529,973)	$912,037,289
Repurchase agreements, at value and cost	39,193,964

Total Investments	951,231,253

Deposits with broker for futures	1,008,000
Foreign currencies, at value (cost $8,382,675)	8,432,516
Dividends receivable	2,039,763
Security lending income receivable	89,123
Receivable for investments sold	6,394,454
Receivable for capital shares issued	797,278
Reclaims receivable	585,510
Prepaid expenses and other assets	10,223

Total Assets	970,588,120

Liabilities:
Payable for investments purchased	6,389,141
Payable for capital shares redeemed	7,859
Payable for variation margin on futures contracts	41,083
Cash overdraft (Note 2)	3,625,868
Payable upon return of securities loaned (Note 2)	39,193,964
Accrued expenses and other payables:
Investment advisory fees	191,668
Fund administration fees	27,179
Distribution fees	9,150
Administrative servicing fees	11,217
Accounting and transfer agent fees	46,964
Trustee fees	469
Custodian fees	5,395
Compliance program costs (Note 3)	5,681
Professional fees	32,738
Printing fees	24,099
Other	91,080

Total Liabilities	49,703,555

Net Assets	$920,884,565

Represented by:
Capital	$1,191,111,761
Accumulated undistributed net investment income	8,959,073
Accumulated net realized losses from investment, futures and foreign currency transactions	(33,457,824)
Net unrealized appreciation/(depreciation) from investments	(245,492,684)
Net unrealized appreciation/(depreciation) from futures (Note 2)	(298,608)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	62,847

Net Assets	$920,884,565

*	Includes value of securities on loan of $37,018,499 (Note 2)

The accompanying notes are an integral part of these financial statements.

24 Semiannual Report 2010

NVIT
International
Index Fund

Net Assets:
Class II Shares	$17,717,990
Class VI Shares	1,671,649
Class VIII Shares	15,038,340
Class Y Shares	886,456,586

Total	$920,884,565

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	2,560,671
Class VI Shares	241,865
Class VIII Shares	2,175,786
Class Y Shares	127,882,678

Total	132,861,000

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$6.92
Class VI Shares	$6.91
Class VIII Shares	$6.91
Class Y Shares	$6.93

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 25

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
International
Index Fund

INVESTMENT INCOME:
Dividend income	$20,767,167
Income from securities lending (Note 2)	767,066
Foreign tax withholding	(2,007,376)

Total Income	19,526,857

EXPENSES:
Investment advisory fees	1,356,061
Fund administration fees	179,455
Distribution fees Class II Shares	23,730
Distribution fees Class VI Shares	2,300
Distribution fees Class VIII Shares	31,602
Administrative servicing fees Class II Shares	14,238
Administrative servicing fees Class VI Shares	1,380
Administrative servicing fees Class VIII Shares	11,850
Professional fees	52,494
Printing fees	11,809
Trustee fees	18,076
Custodian fees	18,995
Accounting and transfer agent fees	37,691
Compliance program costs (Note 3)	2,098
Recoupment fees	30,995
Other	23,100

Total expenses before earnings credit and expenses waived	1,815,874
Earnings credit (Note 5)	(4)
Expenses voluntarily waived by adviser (Note 3)	(60,390)

Net Expenses	1,755,480

NET INVESTMENT INCOME	17,771,377

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(8,140,701)
Net realized losses from futures transactions (Note 2)	(548,488)
Net realized losses from forward and foreign currency transactions (Note 2)	(1,899,128)

Net realized losses from investment, futures, forward currency and foreign currency transactions	(10,588,317)

Net change in unrealized appreciation/(depreciation) from investments	(154,863,680)
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(1,107,117)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	12,961
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	884,385

Net change in unrealized appreciation/(depreciation) from investments, futures, forward currency contracts and translation of assets and liabilities denominated in foreign currencies	(155,073,451)

Net realized/unrealized losses from investments, futures, forward currency contracts and translation of assets and liabilities denominated in foreign currencies and foreign currency transactions	(165,661,768)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(147,890,391)

The accompanying notes are an integral part of these financial statements.

26 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT International Index Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$17,771,377	$21,862,613
Net realized losses from investment, futures, forward currency and foreign currency transactions	(10,588,317)	(8,274,798)
Net change in unrealized appreciation/(depreciation) from investments, futures, forward currency contracts and translation of assets and liabilities denominated in foreign currencies	(155,073,451)	225,096,699

Change in net assets resulting from operations	(147,890,391)	238,684,514

Distributions to Shareholders From:
Net investment income:
Class II	(133,115)	(287,391)
Class VI	(12,493)	(34,833)
Class VIII	(100,471)	(301,643)
Class Y	(8,615,150)	(24,560,698)

Change in net assets from shareholder distributions	(8,861,229)	(25,184,565)

Change in net assets from capital transactions	39,790,564	231,296,179

Change in net assets	(116,961,056)	444,796,128

Net Assets:
Beginning of period	1,037,845,621	593,049,493

End of period	$920,884,565	$1,037,845,621

Accumulated undistributed net investment income at end of period	$8,959,073	$48,925

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$5,462,555	$14,100,945
Dividends reinvested	133,115	287,391
Cost of shares redeemed	(4,843,765)	(4,983,049)

Total Class II	751,905	9,405,287

Class VI Shares
Proceeds from shares issued	336,012	923,100
Dividends reinvested	12,493	34,833
Cost of shares redeemed	(303,628)	(531,272)

Total Class VI	44,877	426,661

Class VIII Shares
Proceeds from shares issued	3,647,031	6,166,098
Dividends reinvested	100,471	301,643
Cost of shares redeemed	(1,254,095)	(2,404,999)

Total Class VIII	2,493,407	4,062,742

Class Y Shares
Proceeds from shares issued	38,488,285	215,217,506
Dividends reinvested	8,615,150	24,560,698
Cost of shares redeemed	(10,603,060)	(22,376,715)

Total Class Y	36,500,375	217,401,489

Change in net assets from capital transactions	$39,790,564	$231,296,179

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 27

Statements of Changes in Net Assets (Continued)

	NVIT International Index Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS:
Class II Shares
Issued	700,550	1,842,215
Reinvested	17,611	39,072
Redeemed	(620,306)	(674,126)

Total Class II Shares	97,855	1,207,161

Class VI Shares
Issued	43,077	121,564
Reinvested	1,653	4,750
Redeemed	(40,557)	(83,359)

Total Class VI Shares	4,173	42,955

Class VIII Shares
Issued	476,738	880,950
Reinvested	13,257	40,976
Redeemed	(163,243)	(364,100)

Total Class VIII Shares	326,752	557,826

Class Y Shares
Issued	5,002,982	34,076,585
Reinvested	1,132,007	3,366,921
Redeemed	(1,467,459)	(3,027,295)

Total Class Y Shares	4,667,530	34,416,211

Total change in shares	5,096,310	36,224,153

The accompanying notes are an integral part of these financial statements.

28 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT International Index Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) From	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.11	0.12	(1.26)	(1.14)	(0.05)	–	(0.05)	$6.92	(14.08%)	$17,717,990	0.73%	3.14%	0.74%	1.72%
Year Ended December 31, 2009 (e)	$6.47	0.16	1.67	1.83	(0.19)	–	(0.19)	$8.11	28.58%	$19,971,187	0.77%	2.24%	0.77%	4.25%
Year Ended December 31, 2008 (e)	$11.63	0.28	(5.25)	(4.97)	(0.18)	(0.01)	(0.19)	$6.47	(43.11%)	$8,121,114	0.80%	3.01%	0.80%	5.50%
Year Ended December 31, 2007 (e)	$10.82	0.17	0.86	1.03	(0.19)	(0.03)	(0.22)	$11.63	9.40%	$18,733,442	0.76%	1.63%	0.78%	36.09%
Period Ended December 31, 2006 (e) (f)	$10.00	0.12	0.82	0.94	(0.12)	–	(0.12)	$10.82	9.57%	$1,095	0.76%	1.83%	1.29%	10.94%

Class VI Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.10	0.12	(1.26)	(1.14)	(0.05)	–	(0.05)	$6.91	(14.10%)	$1,671,649	0.73%	3.16%	0.74%	1.72%
Year Ended December 31, 2009 (e)	$6.46	0.16	1.67	1.83	(0.19)	–	(0.19)	$8.10	28.62%	$1,925,332	0.79%	2.31%	0.79%	4.25%
Year Ended December 31, 2008 (e)	$11.62	0.26	(5.23)	(4.97)	(0.18)	(0.01)	(0.19)	$6.46	(43.11%)	$1,258,425	0.75%	2.93%	0.89%	5.50%
Year Ended December 31, 2007 (e)	$10.81	0.19	0.84	1.03	(0.19)	(0.03)	(0.22)	$11.62	9.50%	$1,739,262	0.80%	1.97%	0.88%	36.09%
Period Ended December 31, 2006 (e) (f)	$10.00	0.07	0.86	0.93	(0.12)	–	(0.12)	$10.81	9.42%	$350,392	0.76%	1.25%	1.13%	10.94%

Class VIII Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.10	0.12	(1.26)	(1.14)	(0.05)	–	(0.05)	$6.91	(14.16%)	$15,038,340	0.88%	3.09%	0.89%	1.72%
Year Ended December 31, 2009 (e)	$6.46	0.16	1.66	1.82	(0.18)	–	(0.18)	$8.10	28.61%	$14,978,079	0.82%	2.22%	0.82%	4.25%
Year Ended December 31, 2008 (e)	$11.61	0.28	(5.24)	(4.96)	(0.18)	(0.01)	(0.19)	$6.46	(43.09%)	$8,345,491	0.76%	3.00%	0.77%	5.50%
Year Ended December 31, 2007 (e)	$10.80	0.18	0.83	1.01	(0.17)	(0.03)	(0.20)	$11.61	9.39%	$15,887,449	0.82%	1.87%	0.91%	36.09%
Period Ended December 31, 2006 (e) (f)	$10.00	0.07	0.85	0.92	(0.12)	–	(0.12)	$10.80	9.30%	$5,030,724	0.88%	0.98%	1.35%	10.94%

Class Y Shares (g)
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.12	0.14	(1.26)	(1.12)	(0.07)	–	(0.07)	$6.93	(13.89%)	$886,456,586	0.33%	3.56%	0.34%	1.72%
Year Ended December 31, 2009 (e)	$6.48	0.19	1.67	1.86	(0.22)	–	(0.22)	$8.12	29.07%	$1,000,971,023	0.37%	2.76%	0.37%	4.25%
Year Ended December 31, 2008 (e)	$11.65	0.24	(5.18)	(4.94)	(0.22)	(0.01)	(0.23)	$6.48	(42.87%)	$575,324,463	0.37%	2.85%	0.38%	5.50%
Year Ended December 31, 2007 (e)	$10.83	0.20	0.87	1.07	(0.22)	(0.03)	(0.25)	$11.65	9.89%	$264,417,580	0.36%	2.15%	0.44%	36.09%
Period Ended December 31, 2006 (e) (f)	$10.00	0.14	0.83	0.97	(0.14)	–	(0.14)	$10.83	9.83%	$43,912,307	0.37%	2.21%	0.62%	10.94%
Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.
(g)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 29

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT International Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) or other Insurance Companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

30 Semiannual Report 2010

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of the securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$—	$908,190,732	$—	$908,190,732
Preferred Stocks	—	3,832,595	—	3,832,595
Repurchase Agreements	—	39,193,964	—	39,193,964
Rights	—	11,015	—	11,015
Warrant	—	2,947	—	2,947

Total Assets	—	951,231,253	—	951,231,253

Liabilities:
Futures Contracts	(298,608)	—	—	(298,608)

Total Liabilities	(298,608)	—	—	(298,608)

Total	$(298,608)	$951,231,253	$—	$950,932,645

*  See Statement of Investments for identification of securities by type and industry classification.

2010 Semiannual Report 31

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common
	Stock	Right	Total

Balance as of 12/31/09	$—	$—	$—

Accrued Accretion/(Amortization)	—	—	—

Change in Unrealized Appreciation/(Depreciation)	—	—	—

Realized Gains/(Losses)	—	—	—

Net Purchases/(Sales)	—	—	—

Transfers In/(Out) of Level 3	—	—	—

Balance as of 6/30/10	$—	$—	$—

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $3,625,868 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 5.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(d)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of

32 Semiannual Report 2010

Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(e)	Futures Contracts

The Fund is subject to equity price risk, credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. The Fund may also enter into futures contracts for non-hedging purposes. If the Fund does so, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the value of the Fund’s net assets after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed-delivery of securities or currencies at a specific future date and at a specific price or currency amount. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/ losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

2010 Semiannual Report 33

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010

Derivatives not accounted for as hedging instruments

	Statement of Assets & Liabilities Location	Fair Value

Liabilities:
Futures — Equity contracts*	Net Assets — Unrealized depreciation from futures contracts	$(298,608)

Total		$(298,608)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Futures — Equity contracts	$(548,488)

Forward foreign currency contracts	(1,899,128)

Total	$(2,447,616)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Futures — Equity contracts	$(1,107,117)

Forward foreign currency contracts	12,961

Total	$(1,094,156)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

(f)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

34 Semiannual Report 2010

(h)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$37,018,499	$39,193,964

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(j)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the

2010 Semiannual Report 35

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1.5 billion	0.27%

$1.5 billion up to $3 billion	0.26%

$3 billion and more	0.25%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $278,741 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.37% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement.

36 Semiannual Report 2010

Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Fiscal Year	Fiscal Year	Fiscal Year	Six Months Ended
2007 Amount	2008 Amount	2009 Amount	June 30, 2010	Total

$85,973	$59,094	$—	$—	$145,067

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

In addition, NFA voluntarily agreed to waive from its Investment Advisory Fee an amount equal to $60,390 for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT

2010 Semiannual Report 37

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II, Class VI, and Class VIII shares of the Fund.

For the six months ended June 30, 2010, NFS received $27,468 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $2,098.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II and Class VI and 0.40% of Class VIII shares of the Fund.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class VI and Class VIII shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI and Class VIII shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class VI and Class VIII shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the Class VI and Class VIII shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,366.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,496.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of

38 Semiannual Report 2010

redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $98,465,244 and sales of $16,767,194 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REITs and Real Estate Investments. Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s

2010 Semiannual Report 39

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,198,515,710	$22,054,295	$(269,338,752)	$(247,284,457)

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

40 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 41

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT International Index Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and BlackRock Investment Management, LLC, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that the Fund’s performance for Class Y shares for the one-year period ended September 30, 2009 was in the third quintile and below the median of its Peer Universe, while for the two-year period ended September 30, 2009, the Fund was in the fourth quintile of its Peer Universe. The Trustees noted that the Fund underperformed its benchmark, the MSCI EAFE Index, for the one- and two-year periods ended September 30, 2009. The Trustees noted that this partially attributable to the fact that the Index, unlike the Fund, does not have expenses. The Trustees then noted that the Fund was only 37 basis points below the Index for the two-year period ended September 30, 2009. The Trustees also noted that the Fund has been on the watch list since the third quarter of 2009.

The Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class Y shares were in the first quintile of its Peer Group. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees then noted that the breakpoints included in the Fund’s investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

42 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 43

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

44 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 45

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

46 Semiannual Report 2010

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NVIT Investor Destinations Moderate Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MOD (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Investor Destinations Moderate Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Investor Destinations Moderate Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a,b]	01/01/10 - 06/30/10[a,b]

Class II Shares	Actual		1,000.00	968.10	2.73	0.56
	Hypothetical	[c]	1,000.00	1,022.02	2.81	0.56

Class VI Shares	Actual		1,000.00	968.00	2.73	0.56
	Hypothetical	[c]	1,000.00	1,022.02	2.81	0.56

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2010

Portfolio Summary	NVIT Investor Destinations Moderate Fund
June 30, 2010 (Unaudited)

Asset Allocation

Equity Funds	57.5%
Fixed Income Funds	33.1%
Fixed Contract	6.4%
Money Market Fund	3.1%
Liabilities in excess of other assets	(0	.1)%

	100.0%

Top Holdings †

NVIT S&P 500 Index Fund, Class Y	28.8%
NVIT Bond Index Fund, Class Y	27.0%
NVIT International Index Fund, Class Y	12.3%
NVIT Mid Cap Index Fund, Class Y	10.1%
Nationwide Fixed Contract	6.4%
NVIT Enhanced Income Fund, Class Y	6.1%
NVIT Small Cap Index Fund, Class Y	5.1%
NVIT Money Market Fund, Class Y	3.1%
Nationwide International Index Fund, Institutional Class	1.1%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 93.7%

	Shares	Market Value

Equity Funds 57.5%
Nationwide International Index Fund, Institutional Class (a)	4,676,004	$28,102,782
NVIT International Index Fund, Class Y (a)	47,036,253	325,961,230
NVIT Mid Cap Index Fund, Class Y (a)	18,381,741	266,351,422
NVIT S&P 500 Index Fund, Class Y (a)	106,014,332	759,062,614
NVIT Small Cap Index Fund, Class Y (a)	18,200,288	133,590,117

Total Equity Funds (cost $1,833,794,827)		1,513,068,165

Fixed Income Funds 33.1%

NVIT Bond Index Fund, Class Y (a)	67,528,558	711,751,006
NVIT Enhanced Income Fund, Class Y (a)	16,050,716	159,865,132

Total Fixed Income Funds (cost $840,151,200)		871,616,138

Money Market Fund 3.1%

NVIT Money Market Fund, Class Y, 0.00% (a) (b)	81,713,788	81,713,788

Total Money Market Fund (cost $81,713,788)		81,713,788

Total Mutual Funds (cost $2,755,659,815)		2,466,398,091

Fixed Contract 6.4%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a) (c)	$169,708,915	$169,708,915

Total Fixed Contract (cost $169,708,915)		169,708,915

Total Investments (Cost $2,925,368,730) (d) — 100.1%		2,636,107,006

Liabilities in excess of other assets — (0.1)%		(1,429,284)

NET ASSETS — 100.0%		$2,634,677,722

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Investor Destinations
Moderate Fund

Assets:
Investments in affiliates, at value (cost $2,925,368,730)	$2,636,107,006
Cash	1,398
Interest and dividends receivable	10,617
Receivable for capital shares issued	883,216
Prepaid expenses and other assets	27,127

Total Assets	2,637,029,364

Liabilities:
Payable for investments purchased	398,949
Payable for capital shares redeemed	464,668
Accrued expenses and other payables:
Investment advisory fees	291,080
Fund administration fees	55,104
Distribution fees	554,918
Administrative servicing fees	354,411
Accounting and transfer agent fees	14,520
Custodian fees	16,597
Compliance program costs (Note 3)	14,433
Professional fees	101,721
Printing fees	34,852
Other	50,389

Total Liabilities	2,351,642

Net Assets	$2,634,677,722

Represented by:
Capital	$2,979,349,633
Accumulated undistributed net investment income	48,584
Accumulated net realized losses from investment transactions with affiliates	(55,458,771)
Net unrealized appreciation/(depreciation) from investments in affiliates	(289,261,724)

Net Assets	$2,634,677,722

Net Assets:
Class II Shares	$2,612,953,260
Class VI Shares	21,724,462

Total	$2,634,677,722

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	282,077,118
Class VI Shares	2,357,335

Total	284,434,453

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.26
Class VI Shares	$9.22

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Investor Destinations
Moderate Fund

INVESTMENT INCOME:
Interest income from affiliates	$3,047,773
Dividend income from affiliates	28,984,334

Total Income	32,032,107

EXPENSES:
Investment advisory fees	1,792,058
Fund administration fees	111,449
Distribution fees Class II Shares	3,418,435
Distribution fees Class VI Shares	27,866
Administrative servicing fees Class II Shares	2,051,071
Administrative servicing fees Class VI Shares	16,720
Professional fees	123,180
Printing fees	21,264
Trustee fees	49,406
Custodian fees	53,511
Accounting and transfer agent fees	18,462
Compliance program costs (Note 3)	5,910
Other	65,775

Total expenses before earnings credits	7,755,107
Earnings credit (Note 6)	(5)

Net Expenses	7,755,102

NET INVESTMENT INCOME	24,277,005

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(17,451,857)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(93,153,346)

Net realized/unrealized losses from affiliated investments	(110,605,203)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(86,328,198)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Investor Destinations
	Moderate Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$24,277,005	$55,113,915
Net realized losses from investment transactions with affiliates	(17,451,857)	(123,205,188)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(93,153,346)	516,256,584

Change in net assets resulting from operations	(86,328,198)	448,165,311

Distributions to Shareholders From:
Net investment income:
Class II	(41,675,875)	(37,309,718)
Class VI	(343,878)	(266,318)
Net realized gains:
Class II	–	(56,803,828)
Class VI	–	(406,694)

Change in net assets from shareholder distributions	(42,019,753)	(94,786,558)

Change in net assets from capital transactions	(11,610,442)	188,334,668

Change in net assets	(139,958,393)	541,713,421

Net Assets:
Beginning of period	2,774,636,115	2,232,922,694

End of period	$2,634,677,722	$2,774,636,115

Accumulated undistributed net investment income at end of period	$48,584	$17,791,332

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$49,038,591	$154,354,723
Proceeds from shares issued in acquisition of JPMorgan NVIT Balanced Fund (Note 10)	–	95,904,573
Dividends reinvested	41,675,875	94,113,670
Cost of shares redeemed	(104,462,101)	(157,126,263)

Total Class II	(13,747,635)	187,246,703

Class VI Shares
Proceeds from shares issued	5,596,558	6,148,683
Dividends reinvested	343,878	673,012
Cost of shares redeemed	(3,803,243)	(5,733,730)

Total Class VI	2,137,193	1,087,965

Change in net assets from capital transactions	$(11,610,442)	$188,334,668

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations
	Moderate Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS:
Class II Shares
Issued	5,008,735	17,809,978
Issued in acquisition of JPMorgan NVIT Balanced Fund (Note 10)	–	11,522,693
Reinvested	4,244,757	10,337,950
Redeemed	(10,710,918)	(18,076,647)

Total Class II Shares	(1,457,426)	21,593,974

Class VI Shares
Issued	571,154	665,954
Reinvested	35,203	74,332
Redeemed	(394,804)	(653,731)

Total Class VI Shares	211,553	86,555

Total change in shares	(1,245,873)	21,680,529

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderate Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.71	0.09	(0.39)	(0.30)	(0.15)	–	(0.15)	$9.26	(3.19%)	$2,612,953,260	0.56%	1.76%	0.56%	1.56%
Year Ended December 31, 2009 (e)	$8.46	0.20	1.39	1.59	(0.14)	(0.20)	(0.34)	$9.71	19.14%	$2,753,893,536	0.56%	2.26%	0.56%	22	.60%(f)
Year Ended December 31, 2008	$12.44	0.27	(2.98)	(2.71)	(0.31)	(0.96)	(1.27)	$8.46	(23.20%)	$2,215,598,246	0.56%	2.41%	0.56%	19.00%
Year Ended December 31, 2007	$12.28	0.32	0.38	0.70	(0.34)	(0.20)	(0.54)	$12.44	5.66%	$2,982,977,086	0.55%	2.54%	0.55%	75.27%
Year Ended December 31, 2006	$11.40	0.26	1.01	1.27	(0.28)	(0.11)	(0.39)	$12.28	11.35%	$2,503,357,787	0.57%	2.32%	0.57%	5.69%
Year Ended December 31, 2005	$11.26	0.26	0.33	0.59	(0.26)	(0.19)	(0.45)	$11.40	5.34%	$1,596,054,801	0.56%	2.41%	0.56%	4.20%

Class VI Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.67	0.09	(0.39)	(0.30)	(0.15)	–	(0.15)	$9.22	(3.20%)	$21,724,462	0.56%	1.77%	0.56%	1.56%
Year Ended December 31, 2009 (e)	$8.41	0.20	1.40	1.60	(0.14)	(0.20)	(0.34)	$9.67	19.37%	$20,742,579	0.56%	2.26%	0.56%	22	.60%(f)
Year Ended December 31, 2008	$12.40	0.26	(2.98)	(2.72)	(0.31)	(0.96)	(1.27)	$8.41	(23.37%)	$17,324,448	0.56%	2.43%	0.56%	19.00%
Year Ended December 31, 2007	$12.25	0.32	0.38	0.70	(0.35)	(0.20)	(0.55)	$12.40	5.70%	$23,169,643	0.55%	2.51%	0.55%	75.27%
Year Ended December 31, 2006	$11.38	0.26	1.02	1.28	(0.30)	(0.11)	(0.41)	$12.25	11.44%	$21,037,825	0.56%	2.30%	0.56%	5.69%
Year Ended December 31, 2005	$11.24	0.27	0.33	0.60	(0.27)	(0.19)	(0.46)	$11.38	5.50%	$15,819,652	0.47%	2.56%	0.47%	4.20%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderate Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short

12 Semiannual Report 2010

term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The fixed interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2010, the rate ranged from 3.60% to 3.70%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Fixed Contract, Nationwide Fund Advisors (“NFA”) believes that the relatively stable nature of the Nationwide Fixed Contact should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously, under most circumstances, the Nationwide Fixed Contact is valued at par each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day’s net purchase or redemption.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$169,708,915	$—	$169,708,915
Mutual Funds	2,466,398,091	—	—	2,466,398,091

Total Assets	$2,466,398,091	$169,708,915	$—	$2,636,107,006

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

14 Semiannual Report 2010

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions;

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI of the Fund.

For the six months ended June 30, 2010, NFS received $2,067,791 in Administrative Servicing fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $5,910.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II and Class VI of the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Investment in Affiliated Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market Value at			Dividend/		Market Value
	December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/(Loss)	2010

Nationwide International Index Fund Institutional Class	$44,628,881	$396,920	$11,279,547	$396,920	$(8,112,847)	$28,102,782

NVIT International Index Fund Class Y	376,358,376	5,263,547	—	3,167,421	—	325,961,230

NVIT Mid Cap Index Fund Class Y	276,358,604	3,533,955	7,537,748	2,136,537	(2,233,845)	266,351,422

NVIT S&P 500 Index Fund Class Y	831,836,726	11,422,314	22,613,244	7,230,062	(6,770,781)	759,062,614

NVIT Small Cap Index Fund Class Y	139,321,797	1,638,428	3,768,874	939,720	(1,032,069)	133,590,117

NVIT Bond Index Fund Class Y	691,312,019	16,965,898	18,844,370	13,471,819	696,006	711,751,006

NVIT Enhanced Income Fund Class Y	159,534,592	2,689,918	1,884,437	1,641,855	1,679	159,865,132

NVIT Money Market Fund Class Y	83,248,871	349,354	1,884,437	—	—	81,713,788

Nationwide Fixed Contract	173,521,179	677,711	7,537,748	3,047,773	—	169,708,915

Amounts designated as “—” are zero or have been rounded to zero.

5. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an

16 Semiannual Report 2010

exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,143.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,049.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $42,938,045 and sales of $75,350,405 (excluding short-term securities).

8. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Credit and Market Risk. The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

9. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

10. Other

On April 24, 2009, the Fund acquired all of the net assets of JP Morgan NVIT Balanced Fund, pursuant to a Plan of Reorganization and Liquidation approved by JP Morgan NVIT Balanced Fund shareholders on April 14, 2009. The purpose of the reorganization was to combine funds managed by NFA that had similar investment objectives and strategies. The reorganization was accomplished by (i) a taxable exchange of 11,522,693 Class II shares of the Fund, valued at $95,904,573 for the assets of JPMorgan NVIT Balanced Fund, (ii) the pro rata distribution of the Fund shares to the shareholders of JPMorgan NVIT Balanced Fund in exchange for their 14,067,276 shares outstanding on April 24, 2009, and (iii) the complete liquidation of the JPMorgan NVIT Balanced Fund. The principal asset acquired by the Fund was cash. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. The fair value of the assets acquired became the asset’s new cost basis. Immediately prior to the reorganization, the net assets of the Fund were $2,211,458,761.

Assuming the reorganization had been completed on January 1, 2009, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the year ended December 31, 2009 are as follows:

•	Net investment income $55,944,694;

•	Net gain on investments $350,805,856; and

•	Net increase in net assets resulting from operations $406,750,550.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of JP Morgan NVIT Balanced Fund that have been included in the Fund’s statement of operations since April 24, 2009.

18 Semiannual Report 2010

11. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$2,986,227,777	$26,782,773	$(376,903,544)	$(350,120,771)

12. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 19

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

20 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Investor Destinations Moderate Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2009 was in the fifth quintile of its Peer Group but outperformed its benchmark, which is a 60%/25%/15% blend of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index. The Trustees then noted that the Fund’s performance for Class II shares for the three- and five-year periods ended September 30, 2009 was in the third quintile of its Peer Group and Peer Universe, respectively. The Trustees noted, however, that, with respect to each of the three- and five-year periods ended September 30, 2009, the Fund outperformed its benchmark.

Turning to expenses, the Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class II shares were in the third quintile and above the median of its Peer Group. The Trustees noted, however, that the Fund’s total expenses were in the first quintile of its Peer Group. In this regard, the Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees also noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying index fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 21

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

22 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

24 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 25

NVIT Multi-Manager Small Company Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

18	Statement of Assets and Liabilities

20	Statement of Operations

21	Statements of Changes in Net Assets

23	Financial Highlights

24	Notes to Financial Statements

34	Supplemental Information

36	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCO (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Multi-Manager Small Company Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi-Manager Small			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Company Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a]	01/01/10 - 06/30/10[a]

Class I Shares	Actual		1,000.00	967.90	5.71	1.17
	Hypothetical	[b]	1,000.00	1,018.99	5.86	1.17

Class II Shares	Actual		1,000.00	966.10	6.92	1.42
	Hypothetical	[b]	1,000.00	1,017.75	7.10	1.42

Class III Shares	Actual		1,000.00	968.00	5.71	1.17
	Hypothetical	[b]	1,000.00	1,018.99	5.86	1.17

Class IV Shares	Actual		1,000.00	967.90	5.71	1.17
	Hypothetical	[b]	1,000.00	1,018.99	5.86	1.17

Class Y Shares	Actual		1,000.00	968.60	4.98	1.02
	Hypothetical	[b]	1,000.00	1,019.74	5.11	1.02

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Small Company Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	97.6%
Mutual Funds	1.7%
Repurchase Agreements	0.8%
Exchange Traded Funds	0.4%
Preferred Stocks	0.3%
Liabilities in excess of other assets	(0	.8)%

	100.0%

Top Industries †

Machinery	5.9%
Software	5.2%
Commercial Banks	5.0%
Insurance	4.2%
Specialty Retail	3.9%
Hotels, Restaurants & Leisure	3.5%
Health Care Equipment & Supplies	3.4%
Oil, Gas & Consumable Fuels	3.3%
Energy Equipment & Services	3.1%
Health Care Providers & Services	2.5%
Other Industries *	60.0%

100.0%

Top Holdings †

Invesco Liquid Assets Portfolio — Institutional Class	1.7%
Solera Holdings, Inc.	1.1%
Hanover Insurance Group, Inc. (The)	1.0%
Wabtec Corp.	1.0%
MICROS Systems, Inc.	0.9%
P.F. Chang’s China Bistro, Inc.	0.8%
Greenhill & Co., Inc.	0.8%
Phillips-Van Heusen Corp.	0.8%
Compass Minerals International, Inc.	0.7%
Tellabs, Inc.	0.7%
Other Holdings *	90.5%

100.0%

Top Countries †

United States	81.5%
Japan	4.7%
United Kingdom	1.9%
Bermuda	1.3%
Germany	1.0%
Australia	0.7%
France	0.7%
Canada	0.6%
Hong Kong	0.6%
China	0.6%
Other Countries *	6.4%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 97.6%

	Shares	Market Value

ARGENTINA 0.3%
Internet Software & Services 0.3%
MercadoLibre, Inc.*	25,102	$1,319,110

AUSTRALIA 0.6%
Automobiles 0.1%
Fleetwood Corp. Ltd.	31,901	244,300

Commercial Services & Supplies 0.1%
Mineral Resources Ltd.	30,558	205,581

Construction & Engineering 0.2%
Ausenco Ltd.	1,085	1,605
Monadelphous Group Ltd.	65,162	689,711

		691,316

Electric Utilities 0.1%
Prime Infrastructure Group	131,402	359,562

Energy Equipment & Services 0.0%†
Neptune Marine Services Ltd.*	259,684	49,889

Insurance 0.0%†
Tower Australia Group Ltd.	28,016	47,353

Metals & Mining 0.0%†
Lynas Corp. Ltd.*	295,862	133,690
Panoramic Resources Ltd.	35,455	63,862

		197,552

Multiline Retail 0.1%
David Jones Ltd.	90,050	323,381

Oil, Gas & Consumable Fuels 0.0%†
Beach Energy Ltd.	137,036	78,597

Real Estate Management & Development 0.0%†
FKP Property Group	92,243	52,004
Sunland Group Ltd.*	47,004	26,670

		78,674

Trading Companies & Distributors 0.0%†
Emeco Holdings Ltd.	274,122	131,491

		2,407,696

AUSTRIA 0.1%
Real Estate Management & Development 0.1%
Immofinanz AG* (a)	102,444	263,037
Immofinanz AG* (b)	103,675	0

		263,037

BELGIUM 0.2%
Food Products 0.1%
Sipef SA	7,814	449,519

Oil, Gas & Consumable Fuels 0.1%
Euronav NV	16,763	302,372

		751,891

BERMUDA 1.3%
Insurance 1.2%
Allied World Assurance Co. Holdings Ltd.	18,800	853,144
Arch Capital Group Ltd.*	11,300	841,850
Aspen Insurance Holdings Ltd.	80,200	1,984,148
Assured Guaranty Ltd.	27,000	358,290
Lancashire Holdings Ltd.	82,227	609,547
Validus Holdings Ltd.	7,200	175,824

		4,822,803

Internet Software & Services 0.1%
VistaPrint NV*	8,432	400,436

Oil, Gas & Consumable Fuels 0.0%
Infinity Bio-Energy Ltd.* (b)	94,500	0

		5,223,239

BRAZIL 0.2%
Household Durables 0.2%
Brookfield Incorporacoes SA	86,325	373,039
Gafisa SA ADR-BR	32,296	391,104

		764,143

CANADA 0.6%
Commercial Services & Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	19,700	358,934

Machinery 0.0%†
AG Growth International, Inc.	3,100	102,212

Media 0.0%†
MDC Partners, Inc., Class A	13,950	148,986

Metals & Mining 0.1%
Major Drilling Group International	9,900	201,711

Oil, Gas & Consumable Fuels 0.1%
Petrobank Energy & Resources Ltd.*	11,000	389,290

Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica, Inc.*	37,289	1,387,896

		2,589,029

CAYMAN ISLANDS 0.2%
Insurance 0.2%
Greenlight Capital Re Ltd., Class A*	26,837	676,024

CHINA 0.6%
Automobiles 0.0%†
Dongfeng Motor Group Co. Ltd., H Shares, Class H	114,000	132,233

Diversified Consumer Services 0.1%
New Oriental Education & Technology Group ADR-CN*	3,943	367,448

Electrical Equipment 0.1%
Harbin Power Equipment Co. Ltd., H Shares, Class H	358,000	255,351

Energy Equipment & Services 0.0%†
Anhui Tianda Oil Pipe Co Ltd., H Shares	549,000	192,036

Real Estate Management & Development 0.0%†
Shui On Land Ltd.	151,050	65,016

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

CHINA (continued)
Software 0.1%
Longtop Financial Technologies Ltd. ADR-CN*	8,636	$279,806

Textiles, Apparel & Luxury Goods 0.1%
Weiqiao Textile Co. Ltd., H Shares, Class H	350,500	214,124

Transportation Infrastructure 0.2%
Sichuan Expressway Co. Ltd., H Shares, Class H	688,000	377,019
Zhejiang Expressway Co. Ltd., H Shares, Class H	570,000	525,217

		902,236

		2,408,250

DENMARK 0.1%
Chemicals 0.0%†
Auriga Industries, Class B	2,775	37,921

Construction & Engineering 0.0%†
Per Aarsleff AS, Class B	962	71,206

Food Products 0.1%
East Asiatic Co., Ltd. AS	8,425	180,351

Marine 0.0%†
D/S Norden	2,345	80,829

Real Estate Management & Development 0.0%†
TK Development AS*	27,169	95,513

		465,820

FINLAND 0.1%
Containers & Packaging 0.0%†
Huhtamaki OYJ	8,706	80,470

Real Estate Management & Development 0.1%
Citycon OYJ	88,902	261,566

Software 0.0%†
F-Secure OYJ (a)	45,041	114,186
Tekla OYJ	2,891	23,907

		138,093

		480,129

FRANCE 0.7%
Chemicals 0.0%†
Internationale de Plantations d’Heveas SA	1,103	72,258

Electrical Equipment 0.1%
Nexans SA	9,599	559,331

Gas Utilities 0.1%
Rubis	1,988	161,481

Hotels, Restaurants & Leisure 0.0%†
Pierre & Vacances (a)	1,654	110,297

Household Durables 0.1%
Nexity	16,468	469,355

Industrial Conglomerates 0.1%
Wendel	3,706	186,602

IT Services 0.1%
Groupe Steria SCA (a)	11,405	279,050
Sopra Group SA*	1,311	84,967

		364,017

Media 0.1%
Havas SA (a)	100,311	441,279

Oil, Gas & Consumable Fuels 0.1%
Esso SA Francaise	1,771	220,091

Professional Services 0.0%†
Teleperformance	1,768	44,163

		2,628,874

GABON 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Total Gabon	172	51,344

GERMANY 0.9%
Aerospace & Defense 0.2%
MTU Aero Engines Holding AG	15,595	865,758

Machinery 0.2%
Demag Cranes AG*	11,950	362,715
Duerr AG*	1,281	26,878
Gesco AG	1,713	85,204
Gildemeister AG (a)	22,333	248,467
Heidelberger Druckmaschinen AG*	27,456	247,647

		970,911

Media 0.1%
CTS Eventim AG	5,738	276,880

Metals & Mining 0.2%
Aurubis AG	16,291	707,778

Real Estate Management & Development 0.0%†
Dic Asset AG	16,982	128,385

Thrifts & Mortgage Finance 0.2%
Aareal Bank AG*	34,259	572,152

Trading Companies & Distributors 0.0%†
Phoenix Solar AG	980	36,664

		3,558,528

GREECE 0.1%
Commercial Banks 0.1%
Piraeus Bank SA*	46,403	195,854

HONG KONG 0.6%
Communications Equipment 0.3%
VTech Holdings Ltd.	121,000	1,294,069

Distributors 0.0%†
Intergrated Distribution Services Group Ltd.	93,900	162,571

Diversified Financial Services 0.1%
First Pacific Co.	320,000	216,507

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

HONG KONG (continued)
Food Products 0.0%†
China Fishery Group Ltd.	63,700	$88,075

Hotels, Restaurants & Leisure 0.1%
Mandarin Oriental International Ltd.	117,042	164,348

Marine 0.0%†
Chu Kong Shipping Development Ltd.	694,000	159,583
Jinhui Shipping & Transportation Ltd.*	1	3

		159,586

Pharmaceuticals 0.1%
China Pharmaceutical Group Ltd.	308,000	184,576

Real Estate Investment Trusts (REITs) 0.0%†
Gzi Real Estate Investment Trust	292,000	122,913

Water Utilities 0.0%†
Guangdong Investment Ltd.	328,000	154,421

		2,547,066

IRELAND 0.6%
Food & Staples Retailing 0.0%†
Fyffes PLC	166,947	67,370

Hotels, Restaurants & Leisure 0.2%
Paddy Power PLC	20,539	638,110

Insurance 0.1%
Beazley PLC	279,306	470,030

Life Sciences Tools & Services 0.3%
ICON PLC ADR-IE*	39,700	1,146,933

		2,322,443

ITALY 0.5%
Commercial Banks 0.0%†
Credito Emiliano SpA	24,013	134,762

Construction & Engineering 0.0%†
Trevi Finanziaria SpA	4,503	64,614

Construction Materials 0.0%†
Buzzi Unicem SpA	4,175	41,868

Electronic Equipment, Instruments & Components 0.1%
Esprinet SpA	42,594	343,304

Household Durables 0.1%
Indesit Co. SpA	40,961	459,678

Machinery 0.1%
Danieli & Co. SpA RSP	45,590	466,015

Multi-Utilities 0.1%
ACEA SpA* (a)	23,981	237,865

Oil, Gas & Consumable Fuels 0.1%
ERG SpA (a)	31,578	368,061

		2,116,167

JAPAN 4.7%
Air Freight & Logistics 0.2%
Kintetsu World Express, Inc.	25,700	643,476

Auto Components 0.2%
Futaba Industrial Co., Ltd.*	13,700	102,951
Press Kogyo Co., Ltd.* (a)	208,000	649,525
Sanden Corp.	35,000	94,772
Teikoku Piston Ring Co., Ltd.	700	5,656

		852,904

Automobiles 0.2%
Isuzu Motors Ltd.	237,000	712,184

Building Products 0.0%†
Takasago Thermal Engineering Co., Ltd.	11,600	97,905

Chemicals 0.2%
Kanto Denka Kogyo Co., Ltd. (a)	14,000	87,770
Nippon Soda Co., Ltd.	135,000	443,757
Taiyo Ink Manufacturing Co., Ltd.	4,800	125,572

		657,099

Commercial Banks 0.0%†
Musashino Bank Ltd. (The)	6,800	195,247

Commercial Services & Supplies 0.0%†
Matsuda Sangyo Co., Ltd.	3,800	61,353

Communications Equipment 0.1%
Mitsui Knowledge Industry Co., Ltd.	1,195	201,220

Computers & Peripherals 0.1%
Megachips Corp. (a)	3,000	44,532
Melco Holdings, Inc.	9,400	297,390

		341,922

Construction & Engineering 0.4%
NEC Networks & System Integration Corp.	44,400	552,201
Taikisha Ltd.	32,000	502,237
Toyo Engineering Corp.	146,000	421,728

		1,476,166

Consumer Finance 0.1%
Hitachi Capital Corp.	20,600	273,943

Distributors 0.0%†
Canon Marketing Japan, Inc.	4,000	56,297

Diversified Financial Services 0.0%†
Ricoh Leasing Co., Ltd.	3,200	73,145

Electrical Equipment 0.0%†
Furukawa Electric Co., Ltd.	36,000	157,064

Electronic Equipment, Instruments & Components 0.1%
Mitsumi Electric Co., Ltd.	4,800	81,429
Nihon Dempa Kogyo Co., Ltd. (a)	6,300	112,183
Sanshin Electronics Co., Ltd.	11,300	94,956
Siix Corp.	24,100	267,145

		555,713

Food & Staples Retailing 0.3%
Arcs Co. Ltd.	14,500	195,234
Circle K Sunkus Co., Ltd.	26,300	337,227
Cosmos Pharmaceutical Corp.	11,000	236,683
Maruetsu, Inc. (The)	2,000	7,386

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)
Food & Staples Retailing (continued)

Ministop Co., Ltd.	12,400	$171,295
Okuwa Co., Ltd.	14,000	142,108

		1,089,933

Food Products 0.0%†
Kewpie Corp.	4,800	55,253
Yonekyu Corp.	10,500	92,228

		147,481

Health Care Equipment & Supplies 0.2%
Aloka Co. Ltd.	21,800	167,536
Eiken Chemical Co., Ltd.	35,400	323,411
Hogy Medical Co., Ltd.	5,100	247,648
Nihon Kohden Corp.	12,900	239,615

		978,210

Health Care Providers & Services 0.2%
BML, Inc.	18,000	407,030
Miraca Holdings, Inc.	12,400	371,156

		778,186

Hotels, Restaurants & Leisure 0.1%
Ohsho Food Service Corp.	5,400	138,341
Pacific Golf Group International Holdings KK	206	125,754

		264,095

Household Durables 0.2%
Rinnai Corp.	13,600	698,085

Internet & Catalog Retail 0.1%
Dena Co., Ltd.	12,200	322,132

Internet Software & Services 0.0%†
Zappallas, Inc.	24	34,099

IT Services 0.0%†
Ines Corp.	16,300	109,390
NET One Systems Co., Ltd.	71	91,629

		201,019

Leisure Equipment & Products 0.2%
Fields Corp.	127	154,976
Mars Engineering Corp.	1,000	16,844
Tomy Co. Ltd.	52,200	397,037
Universal Entertainment Corp.*	18,800	341,614

		910,471

Machinery 0.4%
Aichi Corp.	27,100	109,220
Hosokawa Micron Corp.	39,000	140,677
Namura Shipbuilding Co., Ltd.	32,600	183,973
Nitta Corp. (a)	4,100	65,640
Tsugami Corp. (a)	137,000	943,463

		1,442,973

Media 0.2%
Daiichikosho Co., Ltd.	8,800	127,983
Sky Perfect Jsat Holdings Inc	1,209	432,143
Wowow, Inc.	210	416,682

		976,808

Metals & Mining 0.4%
Kyoei Steel Ltd.	21,800	355,126
Mitsubishi Steel Manufacturing Co., Ltd.	114,000	223,083
Nippon Coke & Engineering Co., Ltd.	45,500	62,731
Osaka Steel Co., Ltd.	14,600	200,757
Pacific Metals Co., Ltd. (a)	46,000	308,366
Yamato Kogyo Co., Ltd.	12,400	309,075

		1,459,138

Office Electronics 0.0%†
Brother Industries Ltd.	2,600	26,991
Toshiba TEC Corp.	42,000	135,643

		162,634

Personal Products 0.0%†
Mandom Corp.	4,000	108,709

Pharmaceuticals 0.2%
Kaken Pharmaceutical Co., Ltd.	31,000	307,977
Nippon Shinyaku Co., Ltd.	45,000	511,749

		819,726

Real Estate Management & Development 0.1%
Tokyu Livable, Inc. (a)	40,200	400,848

Semiconductors & Semiconductor Equipment 0.1%
Sumco Corp.*	12,800	212,148

Software 0.1%
Capcom Co., Ltd.	2,800	45,151
DTS Corp.	6,200	75,596
Fuji Soft ABC, Inc.	10,800	178,407
MTI Ltd.	121	157,073
Sumisho Computer Systems Corp.	3,600	49,930

		506,157

Specialty Retail 0.2%
Alpen Co., Ltd.	3,100	48,807
Geo Corp.	559	678,195

		727,002

Textiles, Apparel & Luxury Goods 0.1%
Fujibo Holdings, Inc.	5,000	6,817
Gunze Ltd.	61,000	191,191
Sanei-International Co., Ltd.	9,600	110,953

		308,961

Trading Companies & Distributors 0.0%†
Hanwa Co., Ltd.	32,000	127,034

		19,031,487

8 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

MEXICO 0.1%
Transportation Infrastructure 0.1%
Grupo Aeroporuario del Pacifico SAB de CV ADR-MX	12,787	$371,462

NETHERLANDS 0.5%
Capital Markets 0.1%
BinckBank NV (a)	43,195	537,450

Electrical Equipment 0.0%†
Draka Holding*	8,294	114,961

Energy Equipment & Services 0.3%
Core Laboratories NV	7,500	1,107,075

Professional Services 0.0%†
USG People NV*	6,800	95,642

Software 0.1%
Exact Holding NV	4,217	95,764
Unit 4 Agresso NV	6,171	128,696

		224,460

		2,079,588

NEW ZEALAND 0.0%†
Airlines 0.0%†
Air New Zealand Ltd.	31,155	22,782

NORWAY 0.3%
Capital Markets 0.0%†
ABG Sundal Collier Holding ASA	218,280	206,493

Commercial Banks 0.1%
Sparebank 1 Nord Norge	7,073	105,235
Sparebanken Rogaland	27,056	190,951

		296,186

Construction & Engineering 0.1%
Veidekke ASA	45,916	275,168

Energy Equipment & Services 0.1%
Fred Olsen Energy ASA	6,750	173,419
Petroleum Geo-Services ASA*	17,096	142,501

		315,920

Internet Software & Services 0.0%†
Opera Software ASA (a)	28,329	97,446

		1,191,213

PANAMA 0.1%
Airlines 0.1%
Copa Holdings SA, Class A	5,400	238,788

PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco BPI SA, Class G (a)	91,743	170,759

Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	30,061	275,425

Paper & Forest Products 0.1%
Semapa-Sociedade de Investimento e Gestao	54,201	483,545

		929,729

PUERTO RICO 0.0%†
Commercial Banks 0.0%†
Popular, Inc.*	61,700	165,356

SINGAPORE 0.4%
Computers & Peripherals 0.0%†
Creative Technology Ltd.	18,400	55,002

Construction & Engineering 0.1%
Rotary Engineering Ltd.	380,000	255,280

Distributors 0.1%
Jardine Cycle & Carriage Ltd.	21,000	446,891

Industrial Conglomerates 0.1%
Hong Leong Asia Ltd.	218,000	522,704

Machinery 0.1%
Jaya Holdings Ltd.*	275,000	131,136

Wireless Telecommunication Services 0.0%†
MobileOne Ltd.	68,000	103,496

		1,514,509

SPAIN 0.3%
Diversified Financial Services 0.1%
Corporaction Financiera Alba SA	11,797	434,595

Machinery 0.1%
Construcciones y Auxiliar de Ferrocarriles SA	1,317	536,180

Metals & Mining 0.1%
Tubos Reunidos SA (a)	110,820	247,727

Paper & Forest Products 0.0%†
Miquel y Costas & Miquel SA	2,844	53,468

		1,271,970

SWEDEN 0.6%
Hotels, Restaurants & Leisure 0.1%
Betsson AB*	40,544	462,693
Betsson AB, Class D*	40,544	46,798

		509,491

Metals & Mining 0.1%
Boliden AB	47,278	522,547

Professional Services 0.1%
AF AB, Class B	11,724	157,111

Real Estate Management & Development 0.3%
Kungsleden AB (a)	79,605	482,002
Wihlborgs Fastigheter AB	36,733	695,864

		1,177,866

		2,367,015

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

SWITZERLAND 0.5%
Capital Markets 0.1%
Partners Group Holding AG	4,579	$552,496

Commercial Banks 0.2%
Banque Cantonale Vaudoise REG	1,389	571,605

Electronic Equipment, Instruments & Components 0.0%†
Inficon Holding AG REG	257	33,123

Insurance 0.1%
Helvetia Holding AG REG	1,295	339,878

Machinery 0.0%†
Kardex AG REG*	113	3,402

Pharmaceuticals 0.0%†
Acino Holding AG REG	850	81,399

Specialty Retail 0.1%
Valora Holding AG REG	999	238,908

		1,820,811

UNITED KINGDOM 1.9%
Air Freight & Logistics 0.0%†
Wincanton PLC	26,807	94,975

Capital Markets 0.2%
Close Brothers Group PLC	5,028	51,760
Tullett Prebon PLC	121,571	570,429

		622,189

Commercial Services & Supplies 0.1%
Babcock International Group	32,156	285,673
Rps Group PLC	84,079	233,996

		519,669

Construction & Engineering 0.1%
Galliford Try PLC	9,888	46,041
Keller Group PLC	16,543	129,666
Severfield — Rowen PLC	14,207	44,734

		220,441

Diversified Telecommunication Services 0.1%
Colt Telecom Group SA*	87,703	171,146
Telcom Plus PLC	18,648	93,555

		264,701

Energy Equipment & Services 0.3%
Petrofac Ltd.	71,530	1,258,425

Food Products 0.1%
Dairy Crest Group PLC	88,897	489,034

Hotels, Restaurants & Leisure 0.2%
Domino’s Pizza UK & IRL PLC	61,667	348,409
Punch Taverns PLC*	25,080	21,490
Restaurant Group PLC	50,858	158,423
Sportingbet PLC	140,220	113,899

		642,221

Household Durables 0.0%†
Pace PLC	83,467	200,594

Independent Power Producers & Energy Traders 0.1%
Drax Group PLC	64,948	363,450

Industrial Conglomerates 0.0%†
Tomkins PLC	24,746	83,114

Information Technology Services 0.1%
Computacenter PLC	66,012	278,855

Insurance 0.0%†
Chesnara PLC	19,794	68,021

Internet & Catalog Retail 0.1%
Home Retail Group PLC	133,151	422,821

Media 0.0%†
St. Ives PLC	118,086	144,233
Yell Group PLC*	116,480	42,229

		186,462

Multiline Retail 0.0%†
Debenhams PLC*	78,800	61,947

Oil, Gas & Consumable Fuels 0.0%†
EnQuest plc*	71,530	106,232

Professional Services 0.1%
ITE Group PLC	97,390	208,924

Road & Rail 0.0%†
Go-Ahead Group PLC	4,316	68,870

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	166,710	689,993

Software 0.1%
Micro Focus International PLC	56,914	357,646

Specialty Retail 0.0%†
Game Group PLC	116,592	110,750
Hmv Group PLC	85,646	80,617

		191,367

Thrifts & Mortgage Finance 0.1%
Paragon Group of Cos. PLC	124,880	223,241

		7,623,192

UNITED STATES 80.0%
Aerospace & Defense 1.0%
Aerovironment, Inc.*	21,900	475,887
BE Aerospace, Inc.*	81,565	2,074,198
DigitalGlobe, Inc.*	22,884	601,849
GenCorp, Inc.*	53,300	233,454
Innovative Solutions & Support, Inc.*	71,475	314,490
Teledyne Technologies, Inc.*	11,900	459,102

		4,158,980

Airlines 0.2%
Hawaiian Holdings, Inc.*	58,887	304,446
SkyWest, Inc.	39,663	484,682

		789,128

10 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	50,700	$371,631
Drew Industries, Inc.*	108,000	2,181,600
Exide Technologies*	98,600	512,720
Gentex Corp.	15,700	282,286
Modine Manufacturing Co.*	69,200	531,456
Tenneco, Inc.*	29,415	619,480

		4,499,173

Beverages 0.1%
Boston Beer Co., Inc., Class A*	6,300	424,935

Biotechnology 0.2%
Alnylam Pharmaceuticals, Inc.*	29,744	446,755
United Therapeutics Corp.*	10,500	512,505

		959,260

Building Products 0.5%
Gibraltar Industries, Inc.*	133,040	1,343,704
Universal Forest Products, Inc.	16,862	511,087

		1,854,791

Capital Markets 1.8%
Capital Southwest Corp.	2,011	176,787
Cowen Group, Inc., Class A*	87,920	360,472
E*Trade Financial Corp.*	35,818	423,369
GLG Partners, Inc.*	61,506	269,396
Greenhill & Co., Inc.	51,480	3,146,972
Hercules Technology Growth Capital, Inc.	96,263	886,582
Investment Technology Group, Inc.*	29,431	472,662
SWS Group, Inc.	29,963	284,649
TradeStation Group, Inc.*	144,476	975,213
Waddell & Reed Financial, Inc., Class A	16,082	351,874

		7,347,976

Chemicals 2.3%
A. Schulman, Inc.	11,849	224,657
Balchem Corp.	9,100	227,500
Innophos Holdings, Inc.	20,800	542,464
Intrepid Potash, Inc.*	39,298	769,062
Koppers Holdings, Inc.	21,800	490,064
Kraton Performance Polymers, Inc.*	38,515	723,697
LSB Industries, Inc.*	28,585	380,467
OM Group, Inc.*	19,000	453,340
Omnova Solutions, Inc.*	60,000	468,600
PolyOne Corp.*	64,300	541,406
Rockwood Holdings, Inc.*	43,728	992,188
RPM International, Inc.	42,448	757,272
Valspar Corp.	91,200	2,746,944

		9,317,661

Commercial Banks 4.6%
Bancorp, Inc. (The)*	113,679	890,107
Bank of Hawaii Corp.	2,700	130,545
Bank of the Ozarks, Inc.	77,460	2,747,506
CapitalSource, Inc.	587,846	2,798,147
Columbia Banking System, Inc.	29,580	540,131
Danvers Bancorp, Inc.	25,839	373,374
First Citizens Bancshares, Inc., Class A	3,916	753,164
First Community Bancshares, Inc.	63,163	927,865
First Financial Bancorp	56,363	842,627
First Financial Bankshares, Inc.	2,200	105,798
First Horizon National Corp.*	43,258	495,301
First Midwest Bancorp, Inc.	24,645	299,683
Hudson Valley Holding Corp.	10,335	238,945
Metro Bancorp, Inc.*	46,243	570,639
PacWest Bancorp	22,898	419,262
Seacoast Banking Corp of Florida*	48,153	64,044
Susquehanna Bancshares, Inc.	67,650	563,525
SVB Financial Group*	16,765	691,221
Trustmark Corp.	17,615	366,744
UMB Financial Corp.	13,565	482,371
Univest Corp of Pennsylvania	42,010	727,613
Westamerica Bancorp	6,100	320,372
Whitney Holding Corp.	33,621	310,994
Wintrust Financial Corp.	84,910	2,830,899

		18,490,877

Commercial Services & Supplies 1.3%
ATC Technology Corp.*	31,216	503,202
Clean Harbors, Inc.*	12,567	834,574
Covanta Holding Corp.*	53,370	885,408
Deluxe Corp.	37,300	699,375
Ennis, Inc.	16,500	247,665
Healthcare Services Group, Inc.	18,300	346,785
Rollins, Inc.	29,050	601,045
Schawk, Inc.	37,637	562,673
Waste Connections, Inc.*	14,930	520,908

		5,201,635

Communications Equipment 2.0%
Arris Group, Inc.*	52,315	533,090
Comtech Telecommunications Corp.*	19,900	595,607
Netgear, Inc.*	22,200	396,048
Oplink Communications, Inc.*	72,707	1,041,891
Polycom, Inc.*	46,800	1,394,172
Riverbed Technology, Inc.*	37,950	1,048,179
Tellabs, Inc.	446,515	2,853,231

		7,862,218

Computers & Peripherals 0.3%
BancTec, Inc.* (c)	36,134	198,737
Quantum Corp.*	235,800	443,304
Stratasys, Inc.*	30,300	744,168

		1,386,209

Construction & Engineering 0.2%
EMCOR Group, Inc.*	26,100	604,737
Layne Christensen Co.*	10,700	259,689

		864,426

2010 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Construction Materials 0.6%
Eagle Materials, Inc.	59,394	$1,540,086
Texas Industries, Inc.	25,805	762,280

		2,302,366

Containers & Packaging 0.5%
AptarGroup, Inc.	24,300	919,026
Rock-Tenn Co., Class A	11,682	580,245
Silgan Holdings, Inc.	19,158	543,704

		2,042,975

Distributors 0.5%
LKQ Corp.*	103,412	1,993,783

Diversified Consumer Services 1.5%
American Public Education, Inc.*	6,900	301,530
Capella Education Co.*	28,900	2,351,015
Career Education Corp.*	23,415	539,013
Grand Canyon Education, Inc.*	16,100	377,223
Hillenbrand, Inc.	7,500	160,425
Lincoln Educational Services Corp.*	22,798	469,411
Matthews International Corp., Class A	14,800	433,344
Strayer Education, Inc.	7,291	1,515,726

		6,147,687

Diversified Financial Services 1.2%
MSCI, Inc., Class A*	69,019	1,891,121
NewStar Financial, Inc.*	95,100	604,836
Pico Holdings, Inc.*	33,348	999,439
Portfolio Recovery Associates, Inc.*	21,100	1,409,058

		4,904,454

Diversified Telecommunication Services 0.1%
Cogent Communications Group, Inc.*	70,685	535,792

Electric Utilities 0.8%
Brookfield Infrastructure Partners LP	40,624	644,703
Great Plains Energy, Inc.	40,029	681,294
UIL Holdings Corp.	23,197	580,621
Unisource Energy Corp.	45,914	1,385,684

		3,292,302

Electrical Equipment 0.6%
EnerSys*	28,982	619,345
General Cable Corp.*	63,100	1,681,615

		2,300,960

Electronic Equipment, Instruments & Components 1.3%
Cogent, Inc.*	73,396	661,298
DTS, Inc.*	26,150	859,551
Electro Scientific Industries, Inc.*	51,600	689,376
Littelfuse, Inc.*	40,600	1,283,366
Rofin-Sinar Technologies, Inc.*	10,900	226,938
Smart Modular Technologies (WWH), Inc.*	93,738	548,367
Trimble Navigation Ltd.*	17,900	501,200
TTM Technologies, Inc.*	51,486	489,117

		5,259,213

Energy Equipment & Services 2.4%
CARBO Ceramics, Inc.	13,450	970,956
Dresser-Rand Group, Inc.*	38,300	1,208,365
Dril-Quip, Inc.*	24,100	1,060,882
Helix Energy Solutions Group, Inc.*	39,600	426,492
Lufkin Industries, Inc.	7,400	288,526
Natural Gas Services Group, Inc.*	69,700	1,054,561
Oceaneering International, Inc.*	10,900	489,410
Pioneer Drilling Co.*	87,648	496,964
Superior Well Services, Inc.*	39,042	652,782
TETRA Technologies, Inc.*	57,600	523,008
Tidewater, Inc.	61,145	2,367,534

		9,539,480

Food & Staples Retailing 0.6%
Ruddick Corp.	38,098	1,180,657
Spartan Stores, Inc.	42,197	578,943
Weis Markets, Inc.	18,882	621,407

		2,381,007

Food Products 0.5%
Darling International, Inc.*	31,900	239,569
Flowers Foods, Inc.	6,900	168,567
J&J Snack Foods Corp.	5,483	230,834
Lancaster Colony Corp.	4,100	218,776
Smithfield Foods, Inc.*	89,310	1,330,719

		2,188,465

Gas Utilities 0.9%
Energen Corp.	22,898	1,015,068
New Jersey Resources Corp.	12,150	427,680
Northwest Natural Gas Co.	2,500	108,925
South Jersey Industries, Inc.	12,000	515,520
Southwest Gas Corp.	53,047	1,564,887

		3,632,080

Health Care Equipment & Supplies 3.2%
Abaxis, Inc.*	27,000	578,610
American Medical Systems Holdings, Inc.*	34,000	752,080
Cutera, Inc.*	58,797	541,521
Gen-Probe, Inc.*	25,203	1,144,720
Haemonetics Corp.*	14,900	797,448
Hill-Rom Holdings, Inc.	53,100	1,615,833
IDEXX Laboratories, Inc.*	4,504	274,294
Immucor, Inc.*	19,900	379,095
Inverness Medical Innovations, Inc.*	18,570	495,076
Masimo Corp.	26,700	635,727
Meridian Bioscience, Inc.	24,700	419,900
NuVasive, Inc.*	53,300	1,890,018
Palomar Medical Technologies, Inc.*	50,021	559,735
Sirona Dental Systems, Inc.*	12,400	432,016
SurModics, Inc.*	8,400	137,844
Teleflex, Inc.	10,840	588,395
Volcano Corp.*	49,800	1,086,636
West Pharmaceutical Services, Inc.	4,600	167,854
Wright Medical Group, Inc.*	20,100	333,861

		12,830,663

12 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Health Care Providers & Services 2.4%
Addus HomeCare Corp.*	39,357	$235,748
Amedisys, Inc.*	11,240	494,223
Amsurg Corp.*	38,834	692,022
Health Management Associates, Inc., Class A*	75,960	590,209
Healthways, Inc.*	44,300	528,056
HMS Holdings Corp.*	9,450	512,379
Landauer, Inc.	4,900	298,312
LHC Group, Inc.*	56,140	1,557,885
Lincare Holdings, Inc.*	19,197	624,095
MWI Veterinary Supply, Inc.*	19,300	970,018
Providence Service Corp. (The)*	37,400	523,600
PSS World Medical, Inc.*	4,400	93,060
Sun Healthcare Group, Inc.*	123,200	995,456
VCA Antech, Inc.*	55,101	1,364,301

		9,479,364

Health Care Technology 0.9%
athenahealth, Inc.*	55,770	1,457,270
MedAssets, Inc.*	33,665	776,988
Omnicell, Inc.*	41,600	486,304
Quality Systems, Inc.	5,400	313,146
Vital Images, Inc.*	33,400	425,850

		3,459,558

Hotels, Restaurants & Leisure 3.0%
Ambassadors Group, Inc.	44,537	502,823
BJ’s Restaurants, Inc.*	45,454	1,072,714
DineEquity, Inc.*	13,400	374,128
Domino’s Pizza, Inc.*	60,326	681,684
Gaylord Entertainment Co.*	43,735	966,106
Lakes Entertainment, Inc.*	71,676	109,664
P. F. Chang’s China Bistro, Inc.	85,728	3,399,115
Penn National Gaming, Inc.*	59,930	1,384,383
Scientific Games Corp., Class A*	49,200	452,640
Vail Resorts, Inc.*	53,772	1,877,181
WMS Industries, Inc.*	28,400	1,114,700

		11,935,138

Household Durables 0.8%
American Greetings Corp., Class A	31,561	592,084
Ethan Allen Interiors, Inc.	94,000	1,315,060
iRobot Corp.*	30,664	576,177
M/I Homes, Inc.*	37,025	356,921
Newell Rubbermaid, Inc.	25,264	369,865

		3,210,107

Household Products 0.2%
Church & Dwight Co., Inc.	10,100	633,371

Industrial Conglomerates 0.1%
Raven Industries, Inc.	10,937	368,686

Information Technology Services 1.1%
Alliance Data Systems Corp.*	19,932	1,186,352
CSG Systems International, Inc.*	33,181	608,208
Forrester Research, Inc.*	57,465	1,738,891
infoGROUP, Inc.*	5,901	47,090
Information Services Group, Inc.*	103,526	207,052
Mantech International Corp., Class A*	11,900	506,583
NCI, Inc., Class A*	13,400	302,572

		4,596,748

Insurance 2.6%
American Equity Investment Life Holding Co.	57,167	589,963
AMERISAFE, Inc.*	102,720	1,802,736
Employers Holdings, Inc.	39,195	577,342
Hanover Insurance Group, Inc. (The)	92,161	4,009,004
Harleysville Group, Inc.	14,800	459,244
HCC Insurance Holdings, Inc.	28,498	705,611
Infinity Property & Casualty Corp.	17,682	816,555
Reinsurance Group of America, Inc.	12,865	588,059
RLI Corp.	8,400	441,084
Safety Insurance Group, Inc.	13,100	484,962

		10,474,560

Internet 0.2%
Ning, Inc.* (b)	63,095	367,213
Twitter, Inc.* (b)	21,064	336,651

		703,864

Internet & Catalog Retail 1.0%
Blue Nile, Inc.*	46,856	2,205,980
NutriSystem, Inc.	68,158	1,563,545
PetMed Express, Inc.	11,700	208,260

		3,977,785

Internet Software & Services 2.1%
Archipelago Learning, Inc.*	45,350	518,350
comScore, Inc.*	19,037	313,539
Constant Contact, Inc.*	34,800	742,284
DealerTrack Holdings, Inc.*	88,700	1,459,115
EarthLink, Inc.	69,828	555,831
GSI Commerce, Inc.*	44,727	1,288,138
InfoSpace, Inc.*	3,653	27,471
Market Leader, Inc.*	46,645	91,891
OpenTable, Inc.*	40,645	1,685,548
Stamps.com, Inc.*	43,164	442,431
United Online, Inc.	73,577	423,803
Vocus, Inc.*	18,050	275,804
Web.com Group, Inc.*	119,054	427,404

		8,251,609

Leisure Equipment & Products 0.1%
Polaris Industries, Inc.	4,100	223,942
RC2 Corp.*	22,465	361,911

		585,853

Life Sciences Tools & Services 0.8%
Charles River Laboratories International, Inc.*	7,000	239,470
Dionex Corp.*	10,400	774,384
Techne Corp.	40,929	2,351,371

		3,365,225

2010 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Machinery 5.0%
ArvinMeritor, Inc.*	48,700	$637,970
Astec Industries, Inc.*	7,800	216,294
Badger Meter, Inc.	17,000	657,730
Bucyrus International, Inc.	9,000	427,050
Cascade Corp.	15,117	538,316
Chart Industries, Inc.*	9,700	151,126
Clarcor, Inc.	26,600	944,832
Douglas Dynamics, Inc.*	45,583	524,205
Dynamic Materials Corp.	67,947	1,089,870
EnPro Industries, Inc.*	21,782	613,163
FreightCar America, Inc.	96,070	2,173,104
Graco, Inc.	43,400	1,223,446
Harsco Corp.	64,270	1,510,345
Kennametal, Inc.	67,036	1,704,726
Lincoln Electric Holdings, Inc.	2,100	107,079
Lindsay Corp.	6,300	199,647
Nordson Corp.	8,141	456,547
Robbins & Myers, Inc.	9,100	197,834
Terex Corp.*	87,237	1,634,821
Titan International, Inc.	58,563	583,873
Toro Co.	4,711	231,404
Valmont Industries, Inc.	5,300	385,098
Wabtec Corp.	98,890	3,944,722

		20,153,202

Media 0.4%
CKX, Inc.*	48,738	243,203
McClatchy Co. (The), Class A*	104,700	381,108
Morningstar, Inc.*	22,002	935,525

		1,559,836

Medical Labs & Testing 0.1%
Pacific Biosciences of California Inc.* (b)	51,877	395,822

Metals & Mining 1.2%
AK Steel Holding Corp.	121,700	1,450,664
Compass Minerals International, Inc.	42,000	2,951,760
Horsehead Holding Corp.*	51,130	386,543

		4,788,967

Multi-Utilities 0.5%
Avista Corp.	53,547	1,045,773
CMS Energy Corp.	56,470	827,285

		1,873,058

Office Electronics 0.1%
Zebra Technologies Corp., Class A*	15,947	404,575

Oil, Gas & Consumable Fuels 3.0%
Approach Resources, Inc.*	120,393	828,304
Atlas Energy, Inc.*	41,481	1,122,891
Berry Petroleum Co., Class A	68,390	1,758,991
Bill Barrett Corp.*	10,100	310,777
Brigham Exploration Co.*	67,000	1,030,460
Carrizo Oil & Gas, Inc.*	5,500	85,415
Comstock Resources, Inc.*	8,600	238,392
Concho Resources, Inc.*	11,600	641,828
GMX Resources, Inc.*	47,909	310,929
James River Coal Co.*	30,415	484,207
Penn Virginia Corp.	15,682	315,365
PetroQuest Energy, Inc.*	37,765	255,291
Resolute Energy Corp.*	23,800	291,312
Rex Energy Corp.*	35,070	354,207
Rosetta Resources, Inc.*	38,700	766,647
Scorpio Tankers, Inc.*	42,500	486,625
SM Energy Co.	22,115	888,138
Whiting Petroleum Corp.*	21,790	1,708,772

		11,878,551

Paper & Forest Products 0.2%
Buckeye Technologies, Inc.*	49,000	487,550
Louisiana-Pacific Corp.*	67,823	453,736

		941,286

Personal Products 0.5%
Alberto-Culver Co.	78,800	2,134,692

Pharmaceuticals 1.0%
Ironwood Pharmaceuticals* (b)	93,487	1,076,970
Jazz Pharmaceuticals, Inc.*	67,055	525,041
Questcor Pharmaceuticals, Inc.*	72,300	738,183
ViroPharma, Inc.*	134,879	1,511,994

		3,852,188

Professional Services 1.6%
Advisory Board Co. (The)*	48,710	2,092,582
Corporate Executive Board Co. (The)	16,295	428,070
CoStar Group, Inc.*	65,534	2,542,719
Exponent, Inc.*	29,300	958,696
School Specialty, Inc.*	22,221	401,533

		6,423,600

Real Estate Investment Trusts (REITs) 2.4%
Apartment Investment & Management Co., Class A	23,700	459,069
Chimera Investment Corp.	217,689	785,857
Colony Financial, Inc.	28,261	477,611
DCT Industrial Trust, Inc.	89,212	403,238
Digital Realty Trust, Inc.	5,732	330,622
Essex Property Trust, Inc.	3,132	305,495
Glimcher Realty Trust	28,726	171,781
Government Properties Income Trust	23,800	607,376
Healthcare Realty Trust, Inc.	52,330	1,149,690
LaSalle Hotel Properties	17,498	359,934
Macerich Co. (The)	19,701	735,241
MFA Financial, Inc.	53,517	396,026
National Health Investors, Inc.	21,115	814,194
National Retail Properties, Inc.	9,449	202,587
One Liberty Properties, Inc.	22,092	329,392
PS Business Parks, Inc.	9,200	513,176
Retail Opportunity Investments Corp.	55,547	536,029
Tanger Factory Outlet Centers	6,432	266,156
Taubman Centers, Inc.	10,049	378,144
Winthrop Realty Trust	22,152	283,767

		9,505,385

14 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Real Estate Management & Development 0.7%
Consolidated-Tomoka Land Co.	5,755	$164,018
Hudson Pacific Properties, Inc.*	12,985	223,991
Jones Lang LaSalle, Inc.	36,250	2,379,450

		2,767,459

Road & Rail 1.3%
Con-way, Inc.	32,400	972,648
J.B. Hunt Transport Services, Inc.	31,200	1,019,304
Kansas City Southern*	73,100	2,657,185
Knight Transportation, Inc.	13,000	263,120
RailAmerica, Inc.*	25,381	251,780

		5,164,037

Semiconductors & Semiconductor Equipment 1.8%
Atmel Corp.*	149,340	716,832
Cirrus Logic, Inc.*	26,928	425,731
Cymer, Inc.*	21,298	639,792
MIPS Technologies, Inc.*	141,600	723,576
Semtech Corp.*	50,400	825,048
Teradyne, Inc.*	222,000	2,164,500
Tessera Technologies, Inc.*	59,094	948,459
Ultra Clean Holdings, Inc.*	104,194	887,733

		7,331,671

Software 4.9%
Advent Software, Inc.*	20,175	947,418
Blackbaud, Inc.	57,350	1,248,510
Blackboard, Inc.*	34,611	1,292,029
CommVault Systems, Inc.*	57,800	1,300,500
Concur Technologies, Inc.*	35,218	1,503,104
EPIQ Systems, Inc.*	34,180	441,947
FactSet Research Systems, Inc.	24,400	1,634,556
Jack Henry & Associates, Inc.	7,400	176,712
MICROS Systems, Inc.*	115,843	3,691,916
NetSuite, Inc.*	19,487	246,316
Rosetta Stone, Inc.*	31,033	712,518
Smith Micro Software, Inc.*	68,100	647,631
SolarWinds, Inc.*	30,200	484,408
Solera Holdings, Inc.	121,353	4,392,979
TeleCommunication Systems, Inc., Class A*	115,100	476,514
TeleNav, Inc.*	61,011	511,882

		19,708,940

Specialty Retail 3.6%
Aaron’s, Inc.	38,450	656,341
Charming Shoppes, Inc.*	105,800	396,750
Citi Trends, Inc.*	29,954	986,685
Dress Barn, Inc.*	26,281	625,751
Express, Inc.*	29,448	482,064
Haverty Furniture Cos., Inc.	14,100	173,289
Hibbett Sports, Inc.*	14,200	340,232
Jos. A. Bank Clothiers, Inc.*	14,282	771,085
Lithia Motors, Inc., Class A	49,500	305,910
Monro Muffler Brake, Inc.	52,900	2,091,137
OfficeMax, Inc.*	35,563	464,453
O’Reilly Automotive, Inc.*	36,530	1,737,367
Pier 1 Imports, Inc.*	56,300	360,883
Sally Beauty Holdings, Inc.*	28,000	229,600
Stage Stores, Inc.	43,697	466,684
Talbots, Inc.*	62,388	643,220
Tractor Supply Co.	40,260	2,454,652
Zumiez, Inc.*	86,452	1,392,742

		14,578,845

Textiles, Apparel & Luxury Goods 1.8%
Carter’s, Inc.*	22,824	599,130
Columbia Sportswear Co.	10,200	476,034
Iconix Brand Group, Inc.*	43,997	632,237
Kenneth Cole Productions, Inc., Class A*	41,087	452,368
Phillips-Van Heusen Corp.	66,242	3,065,017
Steven Madden Ltd.*	15,627	492,563
Under Armour, Inc., Class A*	43,400	1,437,842

		7,155,191

Thrifts & Mortgage Finance 2.3%
Brookline Bancorp, Inc.	88,500	785,880
Dime Community Bancshares	22,750	280,507
ESSA Bancorp, Inc.	48,015	591,065
MGIC Investment Corp.*	48,714	335,639
Ocwen Financial Corp.*	220,930	2,251,277
Oritani Financial Corp.	76,892	768,925
United Financial Bancorp, Inc.	34,664	473,164
Washington Federal, Inc.	126,035	2,039,246
Westfield Financial, Inc.	201,670	1,679,911

		9,205,614

Trading Companies & Distributors 1.4%
Aceto Corp.	154,165	883,366
Applied Industrial Technologies, Inc.	21,298	539,265
Beacon Roofing Supply, Inc.*	130,470	2,351,069
DXP Enterprises, Inc.*	41,748	653,356
H&E Equipment Services, Inc.*	56,014	419,545
Rush Enterprises, Inc., Class A*	57,900	773,544

		5,620,145

Water Utilities 0.1%
American States Water Co.	12,700	420,878

Wireless Telecommunication Services 0.5%
NTELOS Holdings Corp.	40,081	689,393
Shenandoah Telecommunications Co.	80,900	1,435,166

		2,124,559

		321,538,865

VIRGIN ISLANDS, BRITISH 0.3%
Air Freight & Logistics 0.3%
UTi Worldwide, Inc.	112,790	1,396,340

Total Common Stocks (cost $378,857,885)		392,331,751

2010 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Company Fund (Continued)

Preferred Stocks 0.3%

	Shares	Market Value

GERMANY 0.1%
Biotechnology 0.0%†
Biotest AG (Preference)	3,974	$164,886

Media 0.1%
ProSiebenSat.1 Media AG	21,650	316,938

		481,824

UNITED STATES 0.2%
Consumer Finance 0.0%†
Xoom Corporation* (b)	96,245	192,490

Electrical Equipment 0.1%
Better Place* (b)	108,194	324,582

Health Care Technology 0.1%
Castlight Health, Inc* (b)	65,959	271,165

		788,237

Total Preferred Stocks (cost $1,216,062)		1,270,061

Exchange Traded Funds 0.4%

AUSTRALIA 0.1%
Multi-Utilities 0.0%†
Hastings Diversified Utilities Fund	2,237	2,379

Transportation Infrastructure 0.1%
Australian Infrastructure Fund	341,810	483,208

		485,587

UNITED STATES 0.3%
Mutual Funds 0.3%
iShares Russell 2000 Growth Index Fund	18,600	1,238,388

Total Exchange Traded Funds (cost $2,152,533)		1,723,975

Mutual Funds 1.7%

Investment Company Fund 0.0%†
Macquarie International Infrastructure Fund Ltd.	338,000	116,529

Money Market Fund 1.7%

Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (d)	6,722,454	6,722,454

Total Mutual Funds (cost $6,970,293)		6,838,983

Repurchase Agreements 0.8%

	Principal Amount	Market Value

Morgan Stanley, 0.03%, dated 6/30/10, due 7/01/10, repurchase price $247,367, collateralized by U.S. Government Agency Mortgages 4.00%-8.50%, maturing 03/01/15-06/01/40; total market value of $252,323. (e)	$247,367	247,367
Barclays Capital, 0.01%, dated 6/30/10, due 7/01/10, repurchase price $3,000,001, collateralized by U.S. Government Agency Mortgage Securities 1.88%, maturing 06/30/15; total market value of $3,060,000. (e)	3,000,000	3,000,000

Total Repurchase Agreements (cost $3,247,367)		3,247,367

Total Investments (cost $392,444,140) (f) — 100.8%		405,412,137

Liabilities in excess of other assets — (0.8)%		(3,312,549)

NET ASSETS — 100.0%		$402,099,588

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $3,090,551.

(b)	Fair Valued Security.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2010 was $198,737 which represents 0.05% of net assets.

(d)	Represents 7-day effective yield as of June 30, 2010.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of June 30, 2010 was $3,247,367.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

BR	Brazil

CN	China

16 Semiannual Report 2010

IE	Ireland

KK	Joint Stock Company

LP	Limited Partnership

Ltd.	Limited

MX	Mexico

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SAB de CV	Public Traded Company

SCA	Limited partnership with share capital

SGPS	Holding Enterprise

SpA	Limited Share Company

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 17

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
Multi-Manager
Small Company Fund

Assets:
Investments, at value* (cost $389,196,773)	$402,164,770
Repurchase agreements, at value and cost	3,247,367

Total Investments	405,412,137

Foreign currencies, at value (cost $72,050)	72,050
Dividends receivable	300,581
Security lending income receivable	4,995
Receivable for investments sold	1,219,603
Receivable for capital shares issued	120,366
Reclaims receivable	86,606
Prepaid expenses and other assets	4,280

Total Assets	407,220,618

Liabilities:
Payable for investments purchased	592,668
Payable for capital shares redeemed	493,306
Cash overdraft (Note 2)	292,209
Payable upon return of securities loaned (Note 2)	3,247,367
Accrued expenses and other payables:
Investment advisory fees	330,172
Fund administration fees	18,037
Distribution fees	9,513
Administrative servicing fees	54,855
Accounting and transfer agent fees	26,417
Trustee fees	135
Custodian fees	3,003
Compliance program costs (Note 3)	2,181
Professional fees	19,025
Printing fees	30,380
Other	1,762

Total Liabilities	5,121,030

Net Assets	$402,099,588

Represented by:
Capital	$518,673,813
Accumulated undistributed net investment income	334,809
Accumulated net realized losses from investment and foreign currency transactions	(129,896,133)
Net unrealized appreciation/(depreciation) from investments	12,967,997
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	19,102

Net Assets	$402,099,588

*	Includes value of securities on loan of $3,090,551 (Note 2)

The accompanying notes are an integral part of these financial statements.

18 Semiannual Report 2010

NVIT
Multi-Manager
Small Company Fund

Net Assets:
Class I Shares	$313,963,876
Class II Shares	43,754,173
Class III Shares	2,189,782
Class IV Shares	20,200,073
Class Y Shares	21,991,684

Total	$402,099,588

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	22,477,782
Class II Shares	3,204,285
Class III Shares	156,379
Class IV Shares	1,446,582
Class Y Shares	1,574,201

Total	28,859,229

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$13.97
Class II Shares	$13.65
Class III Shares	$14.00
Class IV Shares	$13.96
Class Y Shares	$13.97

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 19

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Multi-Manager
Small Company Fund

INVESTMENT INCOME:
Dividend income	$2,947,249
Income from securities lending (Note 2)	68,547
Foreign tax withholding	(98,382)

Total Income	2,917,414

EXPENSES:
Investment advisory fees	2,052,686

Fund administration fees	79,492
Distribution fees Class II Shares	60,991
Administrative servicing fees Class I Shares	260,506
Administrative servicing fees Class II Shares	36,595
Administrative servicing fees Class III Shares	1,768
Administrative servicing fees Class IV Shares	16,828
Professional fees	26,133
Printing fees	37,405
Trustee fees	7,958
Custodian fees	15,138
Accounting and transfer agent fees	17,390
Compliance program costs (Note 3)	847
Other	9,881

Total expenses before earnings credits	2,623,618
Earnings credit (Note 5)	(56)

Net Expenses	2,623,562

NET INVESTMENT INCOME	293,852

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	21,590,241
Net realized losses from foreign currency transactions (Note 2)	(29,549)

Net realized gains from investment and foreign currency transactions	21,560,692

Net change in unrealized appreciation/(depreciation) from investments	(34,365,696)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	14,989

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(34,350,707)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(12,790,015)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,496,163)

The accompanying notes are an integral part of these financial statements.

20 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Multi-Manager
	Small Company Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$293,852	$1,379,008
Net realized gains/(losses) from investment and foreign currency transactions	21,560,692	(48,902,608)
Net change in unrealized appreciation/(depreciation) from investments and translations of assets and liabilities denominated in foreign currencies	(34,350,707)	163,469,596

Change in net assets resulting from operations	(12,496,163)	115,945,996

Distributions to Shareholders From:
Net investment income:
Class I	(406,694)	(843,536)
Class II	(1,933)	(66,463)
Class III	(2,700)	(4,381)
Class IV	(26,089)	(56,449)
Class Y	(42,252)	(30,514)

Change in net assets from shareholder distributions	(479,668)	(1,001,343)

Change in net assets from capital transactions	(28,461,925)	(77,849,419)

Change in net assets	(41,437,756)	37,095,234

Net Assets:
Beginning of period	443,537,344	406,442,110

End of period	$402,099,588	$443,537,344

Accumulated undistributed net investment income at end of period	$334,809	$520,625

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$7,141,037	$15,803,118
Dividends reinvested	406,694	843,536
Cost of shares redeemed	(35,914,398)	(69,902,956)

Total Class I	(28,366,667)	(53,256,302)

Class II Shares
Proceeds from shares issued	2,112,093	4,103,871
Dividends reinvested	1,933	66,463
Cost of shares redeemed	(5,596,812)	(33,711,441)

Total Class II	(3,482,786)	(29,541,107)

Class III Shares
Proceeds from shares issued	759,859	1,429,934
Dividends reinvested	2,700	4,381
Cost of shares redeemed	(978,152)	(933,071)

Total Class III	(215,593)	501,244

Class IV Shares
Proceeds from shares issued	384,285	1,032,136
Dividends reinvested	26,089	56,449
Cost of shares redeemed	(2,589,834)	(4,793,235)

Total Class IV	(2,179,460)	(3,704,650)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 21

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager
	Small Company Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$5,958,547	$10,233,882
Dividends reinvested	42,252	30,514
Cost of shares redeemed	(218,218)	(2,113,000)

Total Class Y	5,782,581	8,151,396

Change in net assets from capital transactions	$(28,461,925)	$(77,849,419)

SHARE TRANSACTIONS:
Class I Shares
Issued	478,577	1,373,186
Reinvested	26,810	81,973
Redeemed	(2,403,622)	(6,087,139)

Total Class I Shares	(1,898,235)	(4,631,980)

Class II Shares
Issued	145,743	364,397
Reinvested	132	6,595
Redeemed	(384,905)	(3,303,633)

Total Class II Shares	(239,030)	(2,932,641)

Class III Shares
Issued	48,711	111,901
Reinvested	178	423
Redeemed	(66,712)	(76,549)

Total Class III Shares	(17,823)	35,775

Class IV Shares
Issued	25,531	88,036
Reinvested	1,720	5,492
Redeemed	(173,981)	(406,764)

Total Class IV Shares	(146,730)	(313,236)

Class Y Shares
Issued	398,023	876,672
Reinvested	2,787	2,923
Redeemed	(14,938)	(164,035)

Total Class Y Shares	385,872	715,560

Total change in shares	(1,915,946)	(7,126,522)

The accompanying notes are an integral part of these financial statements.

22 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Company Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized
			and									Ratio of Net	Ratio of
			Unrealized									Investment	Expenses
	Net Asset	Net	Gains								Ratio of	Income	(Prior to
	Value,	Investment	(Losses)	Total	Net	Net		Net Asset		Net Assets	Expenses	(Loss)	Reimbursements)
	Beginning	Income	from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)		Turnover (d)

Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$14.45	0.01	(0.47)	(0.46)	(0.02)	–	(0.02)	$13.97	(3.21%)	$313,963,876	1.17%	0.15%	1.17%		47.22%
Year Ended December 31, 2009 (e)	$10.76	0.04	3.68	3.72	(0.03)	–	(0.03)	$14.45	34.70%	$352,187,874	1.19%	0.38%	1	.19%(f)	77.10%
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	$10.76	(38.19%)	$312,192,179	1.19%	0.85%	1	.19%(f)	113.50%
Year Ended December 31, 2007	$24.99	0.06	0.67	0.73	(0.02)	(3.49)	(3.51)	$22.21	2.13%	$628,302,006	1.19%	0.24%	1	.19%(f)	115.83%
Year Ended December 31, 2006	$22.78	0.03	2.67	2.70	(0.03)	(0.46)	(0.49)	$24.99	12.04%	$749,047,903	1.19%	0.11%	1	.19%(f)	104.59%
Year Ended December 31, 2005	$22.96	(0.03)	2.84	2.81	–	(2.99)	(2.99)	$22.78	12.32%	$831,778,341	1.20%	(0.12%)	1	.20%(f)	128.34%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$14.13	(0.01)	(0.47)	(0.48)	–	–	–	$13.65	(3.39%)	$43,754,173	1.42%	(0.10%)	1.42%		47.22%
Year Ended December 31, 2009 (e)	$10.53	0.02	3.60	3.62	(0.02)	–	(0.02)	$14.13	34.43%	$48,640,531	1.44%	0.18%	1	.44%(f)	77.10%
Year Ended December 31, 2008	$21.84	0.09	(7.30)	(7.21)	(0.10)	(4.00)	(4.10)	$10.53	(38.35%)	$67,160,569	1.45%	0.57%	1	.45%(f)	113.50%
Year Ended December 31, 2007	$24.66	–	0.67	0.67	–	(3.49)	(3.49)	$21.84	1.89%	$110,373,399	1.42%	0.01%	1	.42%(f)	115.83%
Year Ended December 31, 2006	$22.53	(0.03)	2.63	2.60	(0.01)	(0.46)	(0.47)	$24.66	11.75%	$106,813,380	1.45%	(0.12%)	1	.45%(f)	104.59%
Year Ended December 31, 2005	$22.80	(0.07)	2.79	2.72	–	(2.99)	(2.99)	$22.53	12.01%	$74,165,283	1.45%	(0.37%)	1	.45%(f)	128.34%

Class III Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$14.48	0.01	(0.47)	(0.46)	(0.02)	–	(0.02)	$14.00	(3.20%)	$2,189,782	1.17%	0.15%	1.17%		47.22%
Year Ended December 31, 2009 (e)	$10.78	0.04	3.69	3.73	(0.03)	–	(0.03)	$14.48	34.73%	$2,523,106	1.19%	0.35%	1	.19%(f)	77.10%
Year Ended December 31, 2008	$22.24	0.16	(7.47)	(7.31)	(0.15)	(4.00)	(4.15)	$10.78	(38.16%)	$1,491,946	1.16%	0.90%	1	.16%(f)	113.50%
Year Ended December 31, 2007	$25.01	0.06	0.67	0.73	(0.01)	(3.49)	(3.50)	$22.24	2.11%	$2,985,655	1.21%	0.19%	1	.21%(f)	115.83%
Year Ended December 31, 2006	$22.80	0.03	2.68	2.71	(0.04)	(0.46)	(0.50)	$25.01	12.06%	$4,880,884	1.18%	0.16%	1	.18%(f)	104.59%
Year Ended December 31, 2005	$22.98	(0.02)	2.83	2.81	–	(2.99)	(2.99)	$22.80	12.31%	$2,548,033	1.22%	(0.14%)	1	.22%(f)	128.34%

Class IV Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$14.44	0.01	(0.47)	(0.46)	(0.02)	–	(0.02)	$13.96	(3.21%)	$20,200,073	1.17%	0.15%	1.17%		47.22%
Year Ended December 31, 2009 (e)	$10.76	0.04	3.67	3.71	(0.03)	–	(0.03)	$14.44	34.61%	$23,013,941	1.19%	0.38%	1	.19%(f)	77.10%
Year Ended December 31, 2008	$22.21	0.14	(7.45)	(7.31)	(0.14)	(4.00)	(4.14)	$10.76	(38.19%)	$20,512,653	1.20%	0.83%	1	.20%(f)	113.50%
Year Ended December 31, 2007	$24.99	0.07	0.67	0.74	(0.03)	(3.49)	(3.52)	$22.21	2.15%	$39,300,304	1.17%	0.26%	1	.17%(f)	115.83%
Year Ended December 31, 2006	$22.78	0.03	2.67	2.70	(0.03)	(0.46)	(0.49)	$24.99	12.04%	$42,375,147	1.19%	0.12%	1	.19%(f)	104.59%
Year Ended December 31, 2005	$22.96	(0.03)	2.84	2.81	–	(2.99)	(2.99)	$22.78	12.32%	$43,205,522	1.20%	(0.12%)	1	.20%(f)	128.34%

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$14.45	0.03	(0.48)	(0.45)	(0.03)	–	(0.03)	$13.97	(3.14%)	$21,991,684	1.02%	0.34%	1.02%		47.22%
Year Ended December 31, 2009 (e)	$10.76	0.05	3.68	3.73	(0.04)	–	(0.04)	$14.45	34.80%	$17,171,892	1.03%	0.43%	1.03%		77.10%
Period Ended December 31, 2008 (g)	$20.20	0.12	(5.39)	(5.27)	(0.17)	(4.00)	(4.17)	$10.76	(32.67%)	$5,084,763	1.08%	0.99%	1	.08%(f)	113.50%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	There were no fee reductions during the period.
(g)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 23

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Company Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

24 Semiannual Report 2010

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$4,158,980	$865,758	$—	$5,024,738
Air Freight & Logistics	1,396,340	738,451	—	2,134,791
Airlines	1,027,916	22,782	—	1,050,698
Auto Components	4,499,173	852,904	—	5,352,077
Automobiles	—	1,088,717	—	1,088,717
Beverages	424,935	—	—	424,935
Biotechnology	959,260	—	—	959,260
Building Products	1,854,791	97,905	—	1,952,696
Capital Markets	7,347,976	1,918,628	—	9,266,604
Chemicals	9,317,661	767,278	—	10,084,939
Commercial Banks	18,656,233	1,564,413	—	20,220,646
Commercial Services & Supplies	5,560,569	786,603	—	6,347,172
Communications Equipment	7,862,218	1,495,289	—	9,357,507
Computers & Peripherals	1,187,472	396,924	198,737	1,783,133
Construction & Engineering	864,426	3,054,191	—	3,918,617
Construction Materials	2,302,366	41,868	—	2,344,234
Consumer Finance	—	273,943	—	273,943
Containers & Packaging	2,042,975	80,470	—	2,123,445
Distributors	1,993,783	665,759	—	2,659,542
Diversified Consumer Services	6,515,135	—	—	6,515,135

2010 Semiannual Report 25

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total

Diversified Financial Services	$4,904,454	$724,247	$—	$5,628,701
Diversified Telecommunication Services	535,792	264,701	—	800,493
Electric Utilities	3,292,302	359,562	—	3,651,864
Electrical Equipment	2,300,960	1,086,707	—	3,387,667
Electronic Equipment, Instruments & Components	5,259,213	932,140	—	6,191,353
Energy Equipment & Services	10,646,555	1,816,270	—	12,462,825
Food & Staples Retailing	2,381,007	1,432,728	—	3,813,735
Food Products	2,188,465	1,354,460	—	3,542,925
Gas Utilities	3,632,080	161,481	—	3,793,561
Health Care Equipment & Supplies	12,830,663	978,210	—	13,808,873
Health Care Providers & Services	9,479,364	778,186	—	10,257,550
Health Care Technology	3,459,558	—	—	3,459,558
Hotels, Restaurants & Leisure	11,935,138	2,328,562	—	14,263,700
Household Durables	3,974,250	1,827,712	—	5,801,962
Household Products	633,371	—	—	633,371
Independent Power Producers & Energy Traders	—	363,450	—	363,450
Industrial Conglomerates	368,686	792,420	—	1,161,106
Information Technology Services	4,596,748	278,855	—	4,875,603
Insurance	15,363,840	1,534,829	—	16,898,669
Internet	—	—	703,864	703,864
Internet & Catalog Retail	3,977,785	744,953	—	4,722,738
Internet Software & Services	9,971,155	131,545	—	10,102,700
IT Services	—	565,036	—	565,036
Leisure Equipment & Products	585,853	910,471	—	1,496,324
Life Sciences Tools & Services	4,512,158	—	—	4,512,158
Machinery	20,153,202	3,652,829	—	23,806,031
Marine	—	240,415	—	240,415
Media	1,708,822	1,881,429	—	3,590,251
Medical Labs & Testing	—	—	395,822	395,822
Metals & Mining	4,990,677	3,134,742	—	8,125,419
Multiline Retail	—	385,328	—	385,328
Multi-Utilities	1,873,058	237,865	—	2,110,923
Office Electronics	404,575	162,634	—	567,209
Oil, Gas & Consumable Fuels	12,267,841	1,126,697	—	13,394,538
Paper & Forest Products	941,286	537,013	—	1,478,299
Personal Products	2,134,692	108,709	—	2,243,401
Pharmaceuticals	2,775,218	2,162,671	—	4,937,889
Professional Services	6,423,600	505,840	—	6,929,440
Real Estate Investment Trusts (REITs)	9,505,385	122,913	—	9,628,298
Real Estate Management & Development	2,767,459	2,470,905	—	5,238,364
Road & Rail	5,164,037	68,870	—	5,232,907
Semiconductors & Semiconductor Equipment	7,331,671	902,141	—	8,233,812
Software	19,988,746	1,226,356	—	21,215,102
Specialty Retail	14,578,845	1,157,277	—	15,736,122
Textiles, Apparel & Luxury Goods	8,543,088	523,085	—	9,066,173
Thrifts & Mortgage Finance	9,205,614	795,393	—	10,001,007
Trading Companies & Distributors	5,620,145	295,189	—	5,915,334

26 Semiannual Report 2010

Asset Type	Level 1	Level 2	Level 3	Total

Transportation Infrastructure	$371,462	$902,236	$—	$1,273,698
Water Utilities	420,878	154,421	—	575,299
Wireless Telecommunication Services	2,124,559	103,496	—	2,228,055

Total Common Stocks	334,096,466	56,936,862	1,298,423	392,331,751

Exchange Traded Funds	1,723,975	—	—	1,723,975
Mutual Funds	6,838,983	—	—	6,838,983
Preferred Stocks
Biotechnology	—	164,886	—	164,886
Consumer Finance	—	—	192,490	192,490
Electrical Equipment	—	—	324,582	324,582
Health Care Technology	—	—	271,165	271,165
Media	—	316,938	—	316,938

Total Preferred Stocks	—	481,824	788,237	1,270,061

Repurchase Agreements	—	3,247,367	—	3,247,367

Total Assets	$342,659,424	$60,666,053	$2,086,660	$405,412,137

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common	Preferred
	Stock	Stock	Total

Balance as of 12/31/09	$3,312,371	$—	$3,312,371

Accrued Accretion/(Amortization)	—	—	—

Change in Unrealized Appreciation/(Depreciation)	(1,052,271)	(82,996)	(1,135,267)

Realized Gains/(Losses)	—	—	—

Net Purchases/(Sales)	—	871,233	871,233

Transfers Into Level 3	18,067	—	18,067

Transfers Out of Level 3	(979,744)	—	(979,744)

Balance as of 6/30/10	$1,298,423	$788,237	$2,086,660

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Changes in valuation may result in transfers in or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. A Level 3 equity investment, valued at $180,670 as of December 31, 2009, was transferred from Level 2 to Level 3 during the period ended June 30, 2010. This transfer occurred because the investment was no longer valued on a daily basis by the Fund’s pricing vendor. As of June 30, 2010, the investment is valued at $198,737. A Level 2 common stock investment, valued at $2,056,714 as of December 31, 2009, was transferred from Level 3 to Level 2 during the period ended June 30, 2010. This transfer occurred because the Fund’s pricing vendor began to value the investment on a daily basis. As of June 30, 2010, the investment is currently valued at $1,076,970.

2010 Semiannual Report 27

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $292,209 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 5.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(d)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 331/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of

28 Semiannual Report 2010

collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$3,090,551	$3,247,367

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware

2010 Semiannual Report 29

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers

Morgan Stanley Investment Management, Inc.

Putnam Investment Management, LLC

Neuberger Berman Management, LLC

Waddell & Reed Investment Management Company

Aberdeen Asset Management, Inc.

Gartmore Global Partners

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.93%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $1,253,200 for the six months ended June 30, 2010.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

30 Semiannual Report 2010

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2010, NFS received $315,697 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $847.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% redemption fee

2010 Semiannual Report 31

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,721.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $105.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $201,085,224 and sales of $220,566,508 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

32 Semiannual Report 2010

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$397,944,885	$48,934,271	$(41,467,019)	$7,467,252

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 33

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

34 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Multi-Manager Small Company Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and each of the Fund’s sub-advisers (i.e., Aberdeen Asset Management Inc., Gartmore Global Partners, Morgan Stanley Investment Management, Inc., Neuberger Berman Management, LLC, Putnam Investment Management, LLC, and Waddell & Reed Investment Management Company) and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees then noted that, for the one-year period ended September 30, 2009, the Fund’s overall performance for Class II shares was in the second quintile of its Peer Group, and that, for each of the three- and five-year periods ended September 30, 2009, the Fund’s overall performance for Class II shares was in the third quintile and below the median of its Peer Group. The Trustees also noted that, for each period, the Fund outperformed its benchmark, the Russell 2000 Index. The Trustees noted that the Fund’s overall performance was negatively affected by the performance of the sleeve managed by American Century Investment Management, Inc. (“American Century”). The Trustees noted that American Century had been terminated as a Sub-Adviser to the Fund in September 2009 and that, as a result, the Fund’s recent performance had improved.

The Trustees then noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class II shares were in the fifth quintile of its Peer Group. The Trustees noted, however, that the Fund’s actual advisory fee and total expenses were in the fourth quintile of its Peer Universe. In that regard, The Trustees noted that the Fund’s Peer Group is not specifically limited to multi-manager funds. The Trustees then discussed portfolio management issues specific to multi-managed funds, including the fact that oversight, monitoring, and reporting of investments is more extensive when dealing with multiple managers, and operations and compliance efforts increase incrementally as the number of managers increase. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. With respect to economies of scale, the Trustees noted that the Fund invests in a capacity-constrained asset class, which necessarily limits profitability.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 35

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

36 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 37

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

38 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 39

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NVIT Emerging Markets Fund (formerly, Gartmore NVIT Emerging Markets Fund)
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

23	Supplemental Information

26	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-EM (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Emerging Markets Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Emerging Markets Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a]	01/01/10 - 06/30/10[a]

Class I Shares	Actual		1,000.00	933.10	5.75	1.20
	Hypothetical	[b]	1,000.00	1,018.84	6.01	1.20

Class II Shares	Actual		1,000.00	931.60	6.94	1.45
	Hypothetical	[b]	1,000.00	1,017.60	7.25	1.45

Class III Shares	Actual		1,000.00	933.00	5.75	1.20
	Hypothetical	[b]	1,000.00	1,018.84	6.01	1.20

Class VI Shares	Actual		1,000.00	931.20	6.94	1.45
	Hypothetical	[b]	1,000.00	1,017.60	7.25	1.45

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Emerging Markets Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	95.1%
Mutual Fund	3.7%
Preferred Stock	2.3%
Liabilities in excess of other assets	(1	.1)%

	100.0%

Top Industries †

Commercial Banks	23.1%
Metals & Mining	10.4%
Semiconductors & Semiconductor Equipment	8.6%
Oil, Gas & Consumable Fuels	8.5%
Wireless Telecommunication Services	4.2%
Automobiles	3.5%
Personal Products	3.5%
Auto Components	2.8%
Information Technology Services	2.8%
Media	2.8%
Other Industries	29.8%

100.0%

Top Holdings †

Samsung Electronics Co., Ltd.	5.4%
Invesco Liquid Assets Portfolio — Institutional Class	3.6%
China Construction Bank Corp., H Shares	3.5%
Industrial & Commercial Bank of China, H Shares	3.5%
Petroleo Brasileiro SA — Preference Shares	3.1%
Randgold Resources Ltd.	3.0%
Hyundai Mobis	2.8%
Naspers Ltd. N Shares	2.8%
China Resources Land Ltd.	2.4%
Vale SA	2.4%
Other Holdings	67.5%

100.0%

Top Countries †

China	14.2%
South Korea	13.6%
Brazil	11.0%
Hong Kong	8.2%
Russia	7.4%
Taiwan	7.2%
India	6.7%
Indonesia	6.2%
Turkey	5.6%
United States	3.6%
Other Countries	16.3%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 95.1%

	Shares	Market Value

BRAZIL 8.7%
Beverages 1.5%

Cia de Bebidas das Americas ADR-BR	30,104	$3,040,805

Health Care Providers & Services 1.3%
Diagnosticos Da America SA	274,100	2,578,514

Oil, Gas & Consumable Fuels 4.0%
Petroleo Brasileiro SA — Common Shares ADR-BR	55,300	1,897,896
Petroleo Brasileiro SA — Preference Shares ADR-BR	215,307	6,416,149

		8,314,045

Personal Products 1.9%
Hypermarcas SA*	312,200	4,004,116

		17,937,480

CHINA 14.4%
Commercial Banks 7.0%
China Construction Bank Corp., H Shares	8,988,000	7,235,462
Industrial & Commercial Bank of China, H Shares	9,951,000	7,232,932

		14,468,394

Hotels, Restaurants & Leisure 1.4%
Ctrip.com International Ltd. ADR-CN*	74,700	2,805,732

Insurance 1.8%
China Life Insurance Co. Ltd. H Shares	849,000	3,712,872

Internet Software & Services 0.9%
Tencent Holdings Ltd.	113,800	1,885,353

Multiline Retail 1.7%
Parkson Retail Group Ltd.	2,055,500	3,464,721

Oil, Gas & Consumable Fuels 1.6%
PetroChina Co., Ltd., H Shares	2,924,000	3,234,134

		29,571,206

EGYPT 1.9%
Commercial Banks 1.9%
Commercial International Bank	327,300	3,831,629

HONG KONG 8.3%
Oil, Gas & Consumable Fuels 2.2%
CNOOC Ltd.	2,682,000	4,558,537

Paper & Forest Products 1.0%
Nine Dragons Paper Holdings Ltd.	1,484,000	1,999,277

Personal Products 1.5%
Hengan International Group Co., Ltd	392,000	3,174,196

Real Estate Management & Development 2.5%
China Resources Land Ltd.	2,690,000	5,057,824

Specialty Retail 0.7%
Belle International Holdings Ltd.	994,000	1,410,173

Textiles, Apparel & Luxury Goods 0.4%
XTEP International Holdings	1,066,000	876,260

		17,076,267

INDIA 6.8%
Automobiles 1.6%
Hero Honda Motors Ltd.	74,419	3,264,595

Commercial Banks 1.4%
ICICI Bank Ltd.	156,462	2,861,584

Information Technology Services 2.8%
HCL Technologies Ltd.	333,570	2,593,055
Tata Consultancy Services Ltd.	201,211	3,228,798

		5,821,853

Machinery 1.0%
Tata Motors Ltd.	125,819	2,083,504

		14,031,536

INDONESIA 6.3%
Automobiles 2.0%
Astra International Tbk PT	770,000	4,068,285

Commercial Banks 4.3%
Bank Mandiri Tbk PT	6,885,000	4,511,521
Bank Rakyat Indonesia PT	4,335,000	4,401,146

		8,912,667

		12,980,952

JERSEY, CHANNEL ISLANDS 3.0%
Metals & Mining 3.0%
Randgold Resources Ltd. ADR-CI	65,800	6,234,550

LUXEMBOURG 1.2%
Metals & Mining 1.2%
Ternium SA ADR-LU	76,800	2,528,256

MEXICO 2.0%
Food & Staples Retailing 1.0%
Wal-Mart de Mexico SAB de CV	906,935	2,009,092

Wireless Telecommunication Services 1.0%
America Movil SAB de CV ADR-MX, Series L	44,273	2,102,968

		4,112,060

NETHERLANDS 1.9%
Wireless Telecommunication Services 1.9%
VimpelCom Ltd. ADR-NL*	239,000	3,867,020

PERU 2.4%
Commercial Banks 1.8%
Credicorp Ltd.	40,600	3,690,134

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Emerging Markets Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

PERU (continued)
Metals & Mining 0.6%
Cia de Minas Buenaventura SA ADR-PE	29,524	$1,134,903

		4,825,037

RUSSIA 7.4%
Commercial Banks 2.2%
Sberbank of Russian Federation	1,909,321	4,587,237

Food & Staples Retailing 1.2%
X5 Retail Group NV REG GDR-RU*	70,817	2,376,555

Food Products 1.3%
Wimm-Bill-Dann Foods OJSC ADR-RU	146,500	2,607,700

Metals & Mining 0.7%
MMC Norilsk Nickel ADR-RU	102,770	1,473,012

Oil, Gas & Consumable Fuels 0.7%
Rosneft Oil Co. GDR-RU	252,298	1,538,569

Wireless Telecommunication Services 1.3%
Mobile Telesystems OJSC ADR-RU	141,500	2,711,140

		15,294,213

SOUTH AFRICA 2.8%
Media 2.8%
Naspers Ltd. N Shares	170,512	5,742,074

SOUTH KOREA 13.8%
Auto Components 2.8%
Hyundai Mobis	34,750	5,828,427

Commercial Banks 1.5%
KB Financial Group, Inc.	79,316	3,040,244

Internet Software & Services 1.5%
NHN Corp.*	19,962	2,968,932

Metals & Mining 1.3%
POSCO	7,008	2,655,407

Semiconductors & Semiconductor Equipment 6.7%
Hynix Semiconductor, Inc.*	121,400	2,453,866
Samsung Electronics Co., Ltd.	18,133	11,373,276

		13,827,142

		28,320,152

TAIWAN 7.3%
Capital Markets 1.0%
Yuanta Financial Holding Co., Ltd.	3,826,000	2,042,340

Computers & Peripherals 2.1%
Compal Electronics, Inc.	3,577,200	4,260,456

Electronic Equipment, Instruments & Components 2.2%
Hon Hai Precision Industry Co., Ltd.*	1,300,000	4,556,724

Semiconductors & Semiconductor Equipment 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR-TW	417,000	4,069,920

		14,929,440

TURKEY 5.6%
Commercial Banks 3.3%
Turkiye Garanti Bankasi AS	1,039,614	4,326,492
Turkiye Halk Bankasi AS	323,399	2,387,507

		6,713,999

Industrial Conglomerates 2.3%
KOC Holding AS	1,426,004	4,823,315

		11,537,314

UNITED KINGDOM 1.3%
Metals & Mining 1.3%
Antofagasta PLC	231,257	2,690,592

Total Common Stocks (cost $207,394,540)		195,509,778

Preferred Stock 2.3%

BRAZIL 2.3%
Metals & Mining 2.3%
Vale SA ADR-BR	231,970	4,876,010

Total Preferred Stock (cost $6,482,134)		4,876,010

Mutual Fund 3.7%

Money Market Fund 3.7%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (a)	7,570,686	7,570,686

Total Mutual Fund (cost $7,570,686)		7,570,686

Total Investments (Cost $221,447,360) (b) — 101.1%		207,956,474

Liabilities in excess of other assets — (1.1)%		(2,314,567)

NET ASSETS — 100.0%		$205,641,907

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2010.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AS	Stock Corporation

BR	Brazil

CI	Channel Islands

CN	China

GDR	Global Depositary Receipt

Ltd.	Limited

6 Semiannual Report 2010

LU	Luxembourg

MX	Mexico

NL	Netherlands

NV	Public Traded Company

OJSC	Open Joint Stock Company

PE	Peru

PLC	Public Limited Company

PT	Limited Liability Company

RU	Russia

SA	Stock Company

SAB de CV	Public Traded Company

TW	Taiwan

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Emerging
Markets Fund

Assets:
Investments, at value (cost $221,447,360)	$207,956,474
Foreign currencies, at value (cost $208,400)	206,157
Dividends receivable	821,205
Receivable for investments sold	2,642,295
Receivable for capital shares issued	127,964
Reclaims receivable	5,773
Prepaid expenses and other assets	2,918

Total Assets	211,762,786

Liabilities:
Payable for investments purchased	5,469,824
Payable for capital shares redeemed	275,341
Cash overdraft (Note 2)	79,046
Accrued expenses and other payables:
Investment advisory fees	165,091
Fund administration fees	10,895
Distribution fees	12,253
Administrative servicing fees	35,319
Accounting and transfer agent fees	8,689
Trustee fees	240
Custodian fees	20,413
Compliance program costs (Note 3)	1,323
Professional fees	21,674
Printing fees	18,889
Other	1,882

Total Liabilities	6,120,879

Net Assets	$205,641,907

Represented by:
Capital	$238,743,390
Accumulated undistributed net investment income	1,082,354
Accumulated net realized losses from investment and foreign currency transactions	(20,688,538)
Net unrealized appreciation/(depreciation) from investments	(13,490,886)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,413)

Net Assets	$205,641,907

Net Assets:
Class I Shares	$39,431,078
Class II Shares	2,371,550
Class III Shares	108,345,756
Class VI Shares	55,493,523

Total	$205,641,907

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

NVIT Emerging
Markets Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,721,201
Class II Shares	226,261
Class III Shares	10,239,047
Class VI Shares	5,258,662

Total	19,445,171

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.60
Class II Shares	$10.48
Class III Shares	$10.58
Class VI Shares	$10.55

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Emerging
Markets Fund

INVESTMENT INCOME:
Dividend income	$2,760,297
Income from securities lending (Note 2)	2,351
Foreign tax withholding	(171,047)

Total Income	2,591,601

EXPENSES:
Investment advisory fees	1,079,392
Fund administration fees	50,506
Distribution fees Class II Shares	3,520
Distribution fees Class VI Shares	75,089
Administrative servicing fees Class I Shares	32,745
Administrative servicing fees Class II Shares	2,112
Administrative servicing fees Class III Shares	90,521
Administrative servicing fees Class VI Shares	45,054
Professional fees	16,624
Printing fees	14,878
Trustee fees	4,087
Custodian fees	9,750
Accounting and transfer agent fees	5,872
Compliance program costs (Note 3)	414
Other	5,679

Total expenses before earnings credits	1,436,243
Earnings credit (Note 5)	(123)

Net Expenses	1,436,120

NET INVESTMENT INCOME	1,155,481

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions †	35,656,340
Net realized losses from foreign currency transactions (Note 2)	(256,304)

Net realized gains from investment and foreign currency transactions	35,400,036

Net change in unrealized appreciation/(depreciation) from investments	(52,483,506)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,458)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(52,484,964)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(17,084,928)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,929,447)

†	Net of capital gain country taxes of $752,532.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Emerging Markets Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$1,155,481	$1,979,741
Net realized gains/(losses) from investment and foreign currency transactions	35,400,036	(29,343,421)
Net change in unrealized appreciation/(depreciation) from investments and translations of assets and liabilities denominated in foreign currencies	(52,484,964)	119,395,283

Change in net assets resulting from operations	(15,929,447)	92,031,603

Distributions to Shareholders From:
Net investment income:
Class I	–	(382,943)
Class II	–	(24,129)
Class III	–	(1,069,822)
Class VI	–	(421,145)
Return of capital:
Class I	–	(94,464)
Class II	–	(5,954)
Class III	–	(263,901)
Class VI	–	(103,887)

Change in net assets from shareholder distributions	–	(2,366,245)

Change in net assets from capital transactions	(19,102,857)	(4,255,939)

Change in net assets	(35,032,304)	85,409,419

Net Assets:
Beginning of period	240,674,211	155,264,792

End of period	$205,641,907	$240,674,211

Accumulated undistributed net investment income (loss) at end of period	$1,082,354	$(73,127)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,863,896	$14,706,877
Dividends reinvested	–	477,407
Cost of shares redeemed	(8,373,479)	(15,955,432)

Total Class I	(3,509,583)	(771,148)

Class II Shares
Proceeds from shares issued	234	1,167
Dividends reinvested	–	30,082
Cost of shares redeemed	(459,044)	(717,646)

Total Class II	(458,810)	(686,397)

Class III Shares
Proceeds from shares issued	6,363,996	19,932,113
Dividends reinvested	–	1,333,724
Cost of shares redeemed	(19,110,879)	(27,127,353)

Total Class III	(12,746,883)	(5,861,516)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	NVIT Emerging Markets Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$3,872,016	$15,065,109
Dividends reinvested	–	525,032
Cost of shares redeemed	(6,259,597)	(12,527,019)

Total Class VI	(2,387,581)	3,063,122

Change in net assets from capital transactions	$(19,102,857)	$(4,255,939)

SHARE TRANSACTIONS:
Class I Shares
Issued	423,802	1,729,361
Reinvested	–	56,069
Redeemed	(756,151)	(1,859,097)

Total Class I Shares	(332,349)	(73,667)

Class II Shares
Issued	–	47
Reinvested	–	3,599
Redeemed	(42,446)	(87,473)

Total Class II Shares	(42,446)	(83,827)

Class III Shares
Issued	560,438	2,229,470
Reinvested	–	156,844
Redeemed	(1,735,927)	(3,262,626)

Total Class III Shares	(1,175,489)	(876,312)

Class VI Shares
Issued	343,833	1,711,591
Reinvested	–	61,928
Redeemed	(569,066)	(1,589,452)

Total Class VI Shares	(225,233)	184,067

Total change in shares	(1,775,517)	(849,739)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Emerging Markets Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and												Expenses
			Unrealized											Ratio of Net	(Prior to
	Net Asset		Gains										Ratio of	Investment	Reimbursements)
	Value,	Net	(Losses)	Total	Net	Net				Net Asset		Net Assets	Expenses	Income	to Average
	Beginning	Investment	from	from	Investment	Realized	Return of	Total	Redemption	Value, End	Total	at End of	to Average	to Average	Net	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$11.36	0.06	(0.82)	(0.76)	–	–	–	–	–	$10.60	(6.69%)	$39,431,078	1.20%	1.10%	1.20%	112.04%
Year Ended December 31, 2009 (e)	$7.05	0.10	4.32	4.42	(0.09)	–	(0.02)	(0.11)	–	$11.36	63.31%	$46,047,002	1.20%	1.13%	1.20%	121.34%
Year Ended December 31, 2008	$22.61	0.20	(11.89)	(11.69)	(0.19)	(3.69)	–	(3.88)	0.01	$7.05	(57.76%)	$29,077,237	1.30%	1.27%	1.30%	63.87%
Year Ended December 31, 2007	$17.52	0.14	7.31	7.45	(0.14)	(2.23)	–	(2.37)	0.01	$22.61	45.58%	$77,698,603	1.37%	0.73%	1.37%	62.52%
Year Ended December 31, 2006	$13.08	0.12	4.58	4.70	(0.10)	(0.17)	–	(0.27)	0.01	$17.52	36.72%	$46,161,018	1.33%	0.81%	1.33%	114.19%
Year Ended December 31, 2005	$10.83	0.10	3.38	3.48	(0.07)	(1.16)	–	(1.23)	–	$13.08	32.64%	$30,292,201	1.46%	0.89%	1.46%	132.22%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$11.25	0.04	(0.81)	(0.77)	–	–	–	–	–	$10.48	(6.84%)	$2,371,550	1.45%	0.81%	1.45%	112.04%
Year Ended December 31, 2009 (e)	$6.98	0.08	4.29	4.37	(0.08)	–	(0.02)	(0.10)	–	$11.25	63.09%	$3,023,040	1.46%	0.91%	1.46%	121.34%
Year Ended December 31, 2008	$22.46	0.18	(11.84)	(11.66)	(0.14)	(3.69)	–	(3.83)	0.01	$6.98	(57.93%)	$2,461,889	1.57%	1.01%	1.57%	63.87%
Year Ended December 31, 2007	$17.42	0.11	7.24	7.35	(0.09)	(2.23)	–	(2.32)	0.01	$22.46	45.19%	$9,720,051	1.61%	0.53%	1.61%	62.52%
Year Ended December 31, 2006	$13.02	0.09	4.55	4.64	(0.08)	(0.17)	–	(0.25)	0.01	$17.42	36.31%	$8,692,065	1.58%	0.61%	1.58%	114.19%
Year Ended December 31, 2005	$10.79	0.07	3.37	3.44	(0.05)	(1.16)	–	(1.21)	–	$13.02	32.33%	$8,140,826	1.71%	0.61%	1.71%	132.22%

Class III Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$11.34	0.06	(0.82)	(0.76)	–	–	–	–	–	$10.58	(6.70%)	$108,345,756	1.20%	1.07%	1.20%	112.04%
Year Ended December 31, 2009 (e)	$7.03	0.10	4.32	4.42	(0.09)	–	(0.02)	(0.11)	–	$11.34	63.48%	$129,486,944	1.21%	1.10%	1.21%	121.34%
Year Ended December 31, 2008	$22.59	0.20	(11.90)	(11.70)	(0.18)	(3.69)	–	(3.87)	0.01	$7.03	(57.83%)	$86,462,769	1.31%	1.26%	1.31%	63.87%
Year Ended December 31, 2007	$17.51	0.15	7.29	7.44	(0.14)	(2.23)	–	(2.37)	0.01	$22.59	45.55%	$299,039,422	1.36%	0.74%	1.36%	62.52%
Year Ended December 31, 2006	$13.08	0.12	4.57	4.69	(0.10)	(0.17)	–	(0.27)	0.01	$17.51	36.64%	$197,466,543	1.33%	0.87%	1.33%	114.19%
Year Ended December 31, 2005	$10.83	0.08	3.40	3.48	(0.07)	(1.16)	–	(1.23)	–	$13.08	32.65%	$151,545,767	1.45%	0.75%	1.45%	132.22%

Class VI Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$11.33	0.05	(0.83)	(0.78)	–	–	–	–	–	$10.55	(6.88%)	$55,493,523	1.45%	0.86%	1.45%	112.04%
Year Ended December 31, 2009 (e)	$7.03	0.07	4.33	4.40	(0.08)	–	(0.02)	(0.10)	–	$11.33	63.09%	$62,117,225	1.45%	0.83%	1.45%	121.34%
Year Ended December 31, 2008	$22.58	0.20	(11.90)	(11.70)	(0.17)	(3.69)	–	(3.86)	0.01	$7.03	(57.86%)	$37,262,897	1.43%	1.15%	1.43%	63.87%
Year Ended December 31, 2007	$17.50	0.12	7.30	7.42	(0.12)	(2.23)	–	(2.35)	0.01	$22.58	45.45%	$126,430,526	1.45%	0.62%	1.45%	62.52%
Year Ended December 31, 2006	$13.07	0.10	4.58	4.68	(0.09)	(0.17)	–	(0.26)	0.01	$17.50	36.56%	$70,622,603	1.43%	0.69%	1.43%	114.19%
Year Ended December 31, 2005	$10.83	0.07	3.40	3.47	(0.07)	(1.16)	–	(1.23)	–	$13.07	32.49%	$35,999,917	1.55%	0.59%	1.55%	132.22%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Emerging Markets Fund (formerly known as Gartmore NVIT Emerging Markets Fund) (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a

14 Semiannual Report 2010

multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Auto Components	$—	$5,828,427	$—	$5,828,427

Automobiles	—	7,332,880	—	7,332,880

Beverages	3,040,805	—	—	3,040,805

Capital Markets	—	2,042,340	—	2,042,340

Commercial Banks	3,690,134	44,415,754	—	48,105,888

Computers & Peripherals	—	4,260,456	—	4,260,456

Electronic Equipment, Instruments & Components	—	4,556,724	—	4,556,724

Food & Staples Retailing	2,009,092	2,376,555	—	4,385,647

Food Products	2,607,700	—	—	2,607,700

Health Care Providers & Services	2,578,514	—	—	2,578,514

Hotels, Restaurants & Leisure	2,805,732	—	—	2,805,732

Industrial Conglomerates	—	4,823,315	—	4,823,315

Information Technology Services	—	5,821,853	—	5,821,853

Insurance	—	3,712,872	—	3,712,872

Internet Software & Services	—	4,854,285	—	4,854,285

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total

Machinery	$—	$2,083,504	$—	$2,083,504

Media	—	5,742,074	—	5,742,074

Metals & Mining	9,897,709	6,819,011	—	16,716,720

Multiline Retail	—	3,464,721	—	3,464,721

Oil, Gas & Consumable Fuels	8,314,045	9,331,240	—	17,645,285

Paper & Forest Products	—	1,999,277	—	1,999,277

Personal Products	4,004,116	3,174,196	—	7,178,312

Real Estate Management & Development	—	5,057,824	—	5,057,824

Semiconductors & Semiconductor Equipment	4,069,920	13,827,142	—	17,897,062

Specialty Retail	—	1,410,173	—	1,410,173

Textiles, Apparel & Luxury Goods	—	876,260	—	876,260

Wireless Telecommunication Services	8,681,128	—	—	8,681,128

Total Common Stocks	51,698,895	143,810,883	—	195,509,778

Mutual Fund	7,570,686	—	—	7,570,686

Preferred Stocks	4,876,010	—	—	4,876,010

Total Assets	$64,145,591	$143,810,883	$—	$207,956,474

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $79,046 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 5.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(d)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued

16 Semiannual Report 2010

interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of June 30, 2010, the fund did not hold any repurchase agreements.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 331/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had no securities on loan.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Beginning May 3, 2010, NFA has selected Baring International Investment Limited (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser. Prior to May 3, 2010, Gartmore Global Partners was the subadviser for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $500 million	0.95%

$500 million up to $2 billion	0.90%

$2 billion and more	0.85%

18 Semiannual Report 2010

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadvisers $369,534 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 1.20% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the Fund had no cumulative potential reimbursements.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund.

For the six months ended June 30, 2010, NFS received $170,432 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $414.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II and Class VI shares of the Fund.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $18,634.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $55,663.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under

20 Semiannual Report 2010

this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $244,734,941 and sales of $267,735,677 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments. Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$222,251,715	$5,966,339	$(20,261,580)	$(14,295,241)

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

22 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 23

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Emerging Markets Fund

After noting that the Board was scheduled to consider the termination of Gartmore Global Partners (“GGP”) as sub-adviser to the Fund and the proposed appointment of Baring International Investment Limited (“Baring”) as the new sub-adviser to the Fund later in the meeting, the Trustees agreed that, in addition to considering the continuation of the investment advisory agreement with NFA, it was prudent to consider the continuation of the Fund’s sub-advisory agreement with GGP in order to allow for the scheduling of an orderly sub-adviser transition. The Trustees took these factors into account when considering the continuation of the Fund’s sub-advisory agreement with GGP. The Trustees also reviewed the nature, extent, and quality of the services provided to the Fund by NFA and GGP, the Fund’s current sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that, for each of the one- and five-year periods ended September 30, 2009, the Fund’s performance for Class II shares was in the fifth quintile of its Peer Group, and that for the three-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the fourth quintile of its Peer Group. The Trustees noted that, for each period, the Fund underperformed its benchmark, the MSCI Emerging Markets Index. The Trustees also noted that the Fund has been on the watch list since the third quarter of 2008 and that it is under close review, and in this regard, considered that a new sub-adviser had been proposed for the Fund.

The Trustees noted that the Board previously approved the elimination of the performance-based fee structure applicable to the Fund effective December 1, 2008, which reduced the Fund’s investment advisory fee to the lowest level possible under the performance fee structure. The Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class II shares were each in the first quintile of its Peer Group. The Trustees noted that NFA’s elimination of the performance-based fee structure had improved the Fund’s Peer Group rankings. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the breakpoints included in the Fund’s investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

Approval of New Sub-Advisory Agreement

At the March 11, 2010 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved the replacement of GGP as a sub-adviser to the Fund with Baring as a

24 Semiannual Report 2010

sub-adviser to the Fund. The Trustees were provided with detailed materials relating to Baring in advance of and at these meetings. The material factors and conclusions that formed the basis for the approval are discussed below.

The Board considered GGP’s performance record for the one-, three-, and five-year periods ended December 31, 2009, noting that the Fund had underperformed relative to the Fund’s benchmark and Lipper peer group. The Board reviewed Baring’s investment strategy for emerging markets investments, as well as Baring’s process and historical composite performance record with respect to such investments. The Board also examined and considered the experience of the investment personnel of Baring that would be managing the Fund. The Trustees concluded that the historical investment performance record of Baring, in combination with various other factors, supported a decision to approve the sub-advisory agreement.

The Board considered the Fund’s overall fee level and noted that the overall expenses of the Fund would remain the same under the sub-advisory agreement, as Baring’s fee is paid out of the advisory fee that NFA receives from the Fund. The Board concluded that the sub-advisory fees to be paid to Baring were fair and reasonable.

The Board reviewed the terms of the sub-advisory agreement and noted that the non-compensatory terms are identical in all material respects as the terms of the sub-advisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the sub-advisory services to be provided by Baring were appropriate for the Fund in light of its investment objective. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board of Trustees concluded that the approval of the sub-advisory agreement was in the best interests of the Fund and its shareholders and unanimously approved the sub-advisory agreement.

2010 Semiannual Report 25

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

26 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 27

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

28 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 29

Federated NVIT High Income Bond Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

13	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

24	Supplemental Information

26	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-FHI (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	Federated NVIT High Income Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Federated NVIT High Income Bond Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a]	01/01/10 - 06/30/10[a]

Class I Shares	Actual		1,000.00	1,032.50	4.69	0.93
	Hypothetical	[b]	1,000.00	1,020.18	4.66	0.93

Class III Shares	Actual		1,000.00	1,032.30	4.69	0.93
	Hypothetical	[b]	1,000.00	1,020.18	4.66	0.93

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	Federated NVIT High Income Bond Fund
June 30, 2010 (Unaudited)

Asset Allocation

Corporate Bonds	97.4%
Mutual Fund	0.5%
Preferred Stock	0.3%
Common Stocks	0.1%
Warrant ‡	0.0%
Other assets in excess of liabilities	1.7%

100.0%

Top Industries †

Media — Non-Cable	9.8%
Technology	9.1%
Healthcare	9.0%
Gaming	7.6%
Industrial — Other	7.4%
Consumer Products	5.6%
Energy	5.2%
Automotive	4.5%
Retailers	4.3%
Financial Institutions	4.2%
Other Industries	33.3%

100.0%

Top Holdings †

Ford Motor Credit Co. LLC, 8.00%, 12/15/16	1.2%
Intelsat Intermediate Holding Co. Ltd., 9.50%, 02/01/15	1.2%
International Lease Finance Corp., 8.75%, 03/15/17	1.2%
Biomet, Inc., 11.63%, 10/15/17	1.2%
Sprint Capital Corp., 6.90%, 05/01/19	1.1%
Harrah’s Operating Co., Inc., 11.25%, 06/01/17	0.9%
Nuveen Investments, Inc., 10.50%, 11/15/15	0.9%
Sally Holdings, Inc./Sally Capital, Inc., 10.50%, 11/15/16	0.8%
SGS International, Inc., 12.00%, 12/15/13	0.8%
ARAMARK Corp., 8.50%, 02/01/15	0.8%
Other Holdings	89.9%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

Federated NVIT High Income Bond Fund

Common Stocks 0.1%

	Shares	Market Value

Consumer Products 0.0%
Sleepmaster LLC Membership Units ADR-NL* (a) (b) (c)	185	$0

Media — Non-Cable 0.1%
Dex One Corp.*	12,196	231,724

Packaging 0.0%
Pliant Corp. * (a) (b) (c)	1	0

Total Common Stocks (cost $2,706,946)		231,724

Preferred Stock 0.3%

Financial Institutions 0.3%
Ally Financial, Inc., 7.00% (d) (e)	678	526,997

Total Preferred Stock (cost $328,381)		526,997

Corporate Bonds 97.4%

	Principal Amount	Market Value

Aerospace/Defense 1.2%
Altegrity, Inc.
10.50%, 11/01/15 (c) (e)	$375,000	$356,250
11.75%, 05/01/16 (c) (e)	600,000	544,500
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 04/01/17	350,000	216,125
Mantech International Corp., 7.25%, 04/15/18 (c) (e)	250,000	252,500
Sequa Corp., 13.50%, 12/01/15 (c) (e)	457,638	448,485
TransDigm, Inc., 7.75%, 07/15/14	600,000	601,500

		2,419,360

Automotive 4.5%
Affinia Group Holdings, Inc., 10.75%, 08/15/16 (c) (e)	525,000	572,250
American Axle & Manufacturing Holdings, Inc., 9.25%, 01/15/17 (c) (e)	125,000	128,750
ArvinMeritor, Inc., 10.63%, 03/15/18	1,050,000	1,113,000
Cooper-Standard Automotive, Inc., 8.50%, 05/01/18 (c) (e)	400,000	403,000
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	2,450,000	2,505,347
General Motors Corp., 7.40%, 09/01/25* (f)	2,500,000	731,250
Lear Corp. 7.88%, 03/15/18	1,100,000	1,102,750
8.13%, 03/15/20	100,000	100,250
Tenneco, Inc., 8.63%, 11/15/14	1,150,000	1,160,062
TRW Automotive, Inc., 8.88%, 12/01/17 (c) (e)	300,000	309,000
United Components, Inc., 9.38%, 06/15/13	1,075,000	1,080,375

		9,206,034

Building Materials 2.1%
Building Materials Corp of America, 7.50%, 03/15/20 (c) (e)	250,000	245,625
Goodman Global Group, Inc., 0.00%, 12/15/14 (c) (e)	1,350,000	823,500
Goodman Global, Inc., 13.50%, 02/15/16	675,000	742,500
Norcraft Cos. LP, 10.50%, 12/15/15 (c) (e)	825,000	849,750
Norcraft Holdings LP, 9.75%, 09/01/12 (g)	376,000	355,790
Nortek, Inc., 11.00%, 12/01/13	726,444	757,318
Ply Gem Industries, Inc., 11.75%, 06/15/13	600,000	627,000

		4,401,483

Chemicals 3.5%
Ashland, Inc., 9.13%, 06/01/17	100,000	109,500
CF Industries, Inc. 6.88%, 05/01/18	125,000	127,187
7.13%, 05/01/20	125,000	128,125
Chemtura Corp., 6.88%, 06/01/16* (b) (c) (f)	1,050,000	1,181,250
Compass Minerals International, Inc., 8.00%, 06/01/19	350,000	357,656
Hexion US Finance Corp. 9.75%, 11/15/14	725,000	685,125
8.88%, 02/01/18	675,000	609,188
Huntsman International LLC
5.50%, 06/30/16 (c) (e)	400,000	350,000
8.63%, 03/15/20 (c) (e)	875,000	809,375
Koppers, Inc., 7.88%, 12/01/19	475,000	479,750
Nalco Co., 8.25%, 05/15/17	200,000	207,000
Nalco Finance Holdings, Inc., 9.00%, 02/01/14 (g)	481,000	488,215
Solutia, Inc., 8.75%, 11/01/17	1,050,000	1,092,000

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Chemicals (continued)

Union Carbide Corp. 7.88%, 04/01/23	$225,000	$222,750
7.50%, 06/01/25	350,000	344,313

		7,191,434

Construction Machinery 0.5%
Case New Holland, Inc., 7.88%, 12/01/17 (c) (e)	225,000	226,688
RSC Equipment Rental, Inc., 9.50%, 12/01/14	550,000	546,562
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 07/15/17 (c) (e)	275,000	294,937

		1,068,187

Consumer Products 5.5%
AAC Group Holding Corp., 10.25%, 10/01/12 (c) (e)	1,400,000	1,386,000
American Achievement Corp., 8.25%, 04/01/12 (c) (e)	725,000	719,562
American Achievement Group Holding Corp. PIK, 12.75%, 10/01/12 (h)	567,809	545,097
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (c) (e)	850,000	879,750
Jarden Corp.
8.00%, 05/01/16	625,000	642,187
7.50%, 05/01/17	475,000	465,500
Libbey Glass, Inc., 10.00%, 02/15/15 (c) (e)	325,000	336,375
Sealy Mattress Co.
8.25%, 06/15/14	1,450,000	1,453,625
10.88%, 04/15/16 (c) (e)	495,000	546,975
Simmons Bedding Co., 11.25%, 07/15/15 (c) (e)	650,000	697,938
Spectrum Brands Holdings, Inc., 9.50%, 06/15/18 (c) (e)	175,000	180,469
Spectrum Brands, Inc. PIK, 12.00%, 08/28/19	1,219,000	1,328,710
True Temper Sports, Inc., 8.38%, 09/15/11* (a) (b) (c) (f)	750,000	0
Visant Holding Corp.
8.75%, 12/01/13	1,150,000	1,161,500
10.25%, 12/01/13 (g)	1,100,000	1,123,375

		11,467,063

Energy 5.1%
ATP Oil & Gas Corp., 11.88%, 05/01/15 (c) (e)	1,425,000	1,033,125
Basic Energy Services, Inc., 7.13%, 04/15/16	550,000	456,500
Chesapeake Energy Corp., 9.50%, 02/15/15	1,000,000	1,105,000
Cie Generale de Geophysique-Veritas
7.50%, 05/15/15	550,000	523,875
7.75%, 05/15/17	400,000	379,000
Coffeyville Resources LLC/Coffeyville Finance, Inc., 10.88%, 04/01/17 (c) (e)	1,025,000	999,375
Complete Production Services, Inc., 8.00%, 12/15/16	500,000	488,750
Denbury Resources, Inc., 9.75%, 03/01/16	675,000	729,000
Forest Oil Corp., 7.25%, 06/15/19	700,000	675,500
Linn Energy LLC/Linn Energy Finance Corp.
11.75%, 05/15/17	500,000	567,500
8.63%, 04/15/20 (c) (e)	350,000	358,313
McJunkin Red Man Corp., 9.50%, 12/15/16 (c) (e)	1,325,000	1,285,250
Petroplus Finance Ltd., 7.00%, 05/01/17 (c) (e)	500,000	407,500
Plains Exploration & Production Co., 7.00%, 03/15/17	375,000	358,125
SandRidge Energy, Inc.
9.88%, 05/15/16 (c) (e)	900,000	913,500
8.00%, 06/01/18 (c) (e)	275,000	260,562

		10,540,875

Entertainment 1.6%
Cinemark USA, Inc., 8.63%, 06/15/19	1,100,000	1,105,500
HRP Myrtle Beach Operations LLC, 0.00%, 04/01/12* (a) (b) (c) (e) (f) (h)	675,000	0
Live Nation Entertainment, Inc., 8.13%, 05/15/18 (c) (e)	650,000	630,500
Universal City Development Partners Ltd.
8.88%, 11/15/15 (c) (e)	875,000	879,375
10.88%, 11/15/16 (c) (e)	700,000	714,000

		3,329,375

Environmental 0.4%
Browning-Ferris Industries, Inc., 9.25%, 05/01/21	575,000	712,023

Financial Institutions 3.8%
Ally Financial, Inc., 8.00%, 11/01/31	690,000	636,525
CIT Group Funding Co. of Delaware LLC, 10.25%, 05/01/17	950,000	973,750
CIT Group, Inc., 7.00%, 05/01/17	1,050,000	945,000
International Lease Finance Corp.
8.63%, 09/15/15 (c) (e)	525,000	497,438
8.75%, 03/15/17 (c) (e)	2,625,000	2,487,187

6 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Financial Institutions (continued)

iPayment, Inc., 9.75%, 05/15/14	$600,000	$546,000
Nuveen Investments, Inc., 10.50%, 11/15/15	2,025,000	1,761,750

		7,847,650

Food & Beverage 3.6%
ARAMARK Corp., 8.50%, 02/01/15	1,650,000	1,666,500
B&G Foods, Inc., 7.63%, 01/15/18	600,000	603,000
Michael Food, Inc., 9.75%, 07/15/18 (c) (e)	350,000	359,625
Pinnacle Foods Finance LLC, 9.25%, 04/01/15 (c) (e)	675,000	688,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.63%, 04/01/17	650,000	677,625
Reddy Ice Corp.
11.25%, 03/15/15 (c) (e)	475,000	489,250
13.25%, 11/01/15 (c) (e)	1,432,000	1,381,880
Smithfield Foods, Inc.
10.00%, 07/15/14 (c) (e)	625,000	692,187
7.75%, 07/01/17	900,000	859,500
TreeHouse Foods, Inc., 7.75%, 03/01/18	100,000	103,750

		7,521,817

Food & Staples Retailing 0.0%
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07* (a) (b) (f)	100,000	0

Gaming 7.5%
American Casinos & Entertainment Properties, LLC, 11.00%, 06/15/14	625,000	593,750
Ameristar Casinos, Inc., 9.25%, 06/01/14	1,025,000	1,073,688
Global Cash Access LLC, 8.75%, 03/15/12	1,004,000	1,005,255
Great Canadian Gaming Corp., 7.25%, 02/15/15 (c) (e)	1,050,000	1,034,250
Harrah’s Operating Co., Inc., 11.25%, 06/01/17	1,675,000	1,762,937
Herbst Gaming, Inc., 7.00%, 11/15/14* (a) (b) (f)	850,000	0
Indianapolis Downs LLC & Capital Corp., 11.00%, 11/01/12 (c) (e)	1,200,000	946,500
Indianapolis Downs LLC & Capital Corp. PIK, 15.50%, 11/01/13 (c) (e)	254,269	79,141
Jacobs Entertainment, Inc., 9.75%, 06/15/14	1,150,000	1,069,500
MGM Grand, Inc., 10.38%, 05/15/14	125,000	135,938
MGM Mirage, Inc. 13.00%, 11/15/13	150,000	172,875
5.88%, 02/27/14	75,000	59,437
7.50%, 06/01/16	1,750,000	1,378,125
11.13%, 11/15/17	200,000	220,500
11.38%, 03/01/18 (c) (e)	800,000	752,000
Peninsula Gaming LLC, 10.75%, 08/15/17	1,150,000	1,144,250
Penn National Gaming, Inc., 8.75%, 08/15/19	800,000	822,000
Pinnacle Entertainment, Inc., 8.75%, 05/15/20 (c) (e)	200,000	185,250
San Pasqual Casino, 8.00%, 09/15/13 (c) (e)	725,000	688,750
Seminole Indian Tribe of Florida, 7.80%, 10/01/20 (c) (e)	1,025,000	938,767
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15 (c) (e)	725,000	648,875
Yonkers Racing Corp., 11.38%, 07/15/16 (c) (e)	650,000	696,312

		15,408,100

Healthcare 8.9%
Accellent, Inc., 10.50%, 12/01/13	575,000	566,375
Bausch & Lomb, Inc., 9.88%, 11/01/15	850,000	873,375
Biomet, Inc., 11.63%, 10/15/17	2,175,000	2,354,438
Bio-Rad Laboratories, Inc., 8.00%, 09/15/16	600,000	625,500
BioScrip, Inc., 10.25%, 10/01/15 (c) (e)	200,000	198,000
CRC Health Corp., 10.75%, 02/01/16	800,000	736,000
HCA, Inc. 9.25%, 11/15/16	1,275,000	1,351,500
9.63%, 11/15/16	500,000	535,000
9.88%, 02/15/17	1,050,000	1,128,750
7.50%, 11/06/33	650,000	555,750
Inverness Medical Innovations, Inc., 7.88%, 02/01/16	1,075,000	1,050,813
National Mentor Holdings, Inc., 11.25%, 07/01/14	1,125,000	1,122,187
Omnicare, Inc., 6.88%, 12/15/15	1,025,000	1,025,000
United Surgical Partners International, Inc., 9.25%, 05/01/17	1,300,000	1,300,000
Universal Hospital Services, Inc. 4.13%, 06/01/15 (h)	375,000	315,000
8.50%, 06/01/15	750,000	738,750

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Healthcare (continued)

Vanguard Health Holding LLC, 8.00%, 02/01/18	$1,075,000	$1,032,000
Viant Holdings, Inc., 10.13%, 07/15/17 (c) (e)	1,410,000	1,436,437
VWR Funding, Inc., 10.25%, 07/15/15	1,427,656	1,441,933

		18,386,808

Industrial — Other 7.3%
ALH Finance LLC, 8.50%, 01/15/13	1,150,000	1,150,000
American Tire Distributors, Inc., 9.75%, 06/01/17 (c) (e)	550,000	551,375
Amsted Industries, Inc., 8.13%, 03/15/18 (c) (e)	725,000	723,188
Aquilex Holdings LLC/Aquilex Finance Corp., 11.13%, 12/15/16 (c) (e)	425,000	425,000
Baker & Taylor, Inc., 11.50%, 07/01/13 (c) (e)	675,000	494,437
Baldor Electric Co., 8.63%, 02/15/17	500,000	517,500
Belden, Inc., 7.00%, 03/15/17	375,000	362,344
Cleaver-Brooks, Inc., 12.25%, 05/01/16 (c) (e)	625,000	607,813
ESCO Corp. 4.41%, 12/15/13 (c) (e) (h)	250,000	228,750
8.63%, 12/15/13 (c) (e)	500,000	496,250
General Cable Corp., 7.13%, 04/01/17	1,150,000	1,138,500
Hillman Group, Inc., 10.88%, 06/01/18 (c) (e)	325,000	334,750
International Wire Group, Inc., 9.75%, 04/15/15 (c) (e)	725,000	717,750
JohnsonDiversey, Inc., 8.25%, 11/15/19 (c) (e)	350,000	360,500
JohnsonDiversey, Inc. PIK, 10.50%, 05/15/20 (c) (e)	700,000	777,000
Knowledge Learning Corp., 7.75%, 02/01/15 (c) (e)	1,025,000	943,000
Maxim Crane Works LP, 12.25%, 04/15/15 (c) (e)	675,000	660,656
Mueller Water Products, Inc., 7.38%, 06/01/17	475,000	416,812
RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18 (c) (e)	975,000	945,750
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (c) (e)	1,050,000	1,106,438
Sensus Metering Systems, Inc., 8.63%, 12/15/13	975,000	950,625
SPX Corp., 7.63%, 12/15/14	950,000	976,125
Thermon Industries, Inc., 9.50%, 05/01/17 (c) (e)	200,000	203,000

		15,087,563

Lodging 0.4%
Host Hotels & Resorts LP
6.88%, 11/01/14	475,000	473,813
6.38%, 03/15/15	350,000	343,000

		816,813

Media — Cable 1.1%
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16	385,023	448,552
CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20 (c) (e)	100,000	102,250
Insight Communications Co., Inc., 9.38%, 07/15/18 (c) (e)	225,000	225,000
Videotron Ltee, 9.13%, 04/15/18	200,000	217,000
Virgin Media Finance PLC, 9.50%, 08/15/16	1,275,000	1,346,719

		2,339,521

Media — Non-Cable 9.5%
Affinity Group Holding, Inc., 10.88%, 02/15/12 (b)	869,758	347,903
Affinity Group, Inc., 9.00%, 02/15/12	425,000	317,156
Belo Corp., 8.00%, 11/15/16	50,000	51,375
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17 (c) (e)	550,000	552,750
Clear Channel Worldwide Holdings, Inc., Series A, 9.25%, 12/15/17 (c) (e)	125,000	124,375
Fox Acquisition Sub LLC, 13.38%, 07/15/16 (c) (e)	1,150,000	1,127,000
Idearc Litigation Trusts, 8.00%, 11/15/16* (b)	1,375,000	10,312
Inmarsat Finance PLC, 7.38%, 12/01/17 (c) (e)	300,000	306,750
Intelsat Intermediate Holding Co. Ltd., 9.50%, 02/01/15 (g)	2,450,000	2,492,875
Intelsat Jackson Holdings Ltd., 11.25%, 06/15/16	500,000	532,500
Interpublic Group of Cos., Inc., 10.00%, 07/15/17	1,050,000	1,157,625
Lamar Media Corp. 9.75%, 04/01/14	100,000	109,000
6.63%, 08/15/15	1,725,000	1,634,438

8 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Media — Non-Cable (continued)

LIN Television Corp., 8.38%, 04/15/18 (c) (e)	$100,000	$99,500
MDC Partners, Inc., 11.00%, 11/01/16 (c) (e)	1,225,000	1,304,625
MediMedia USA, Inc., 11.38%, 11/15/14 (c) (e)	1,550,000	1,414,375
Nexstar Broadcasting, Inc., 7.00%, 01/15/14	450,000	400,500
Nexstar Broadcasting, Inc. PIK, 7.00%, 01/15/14 (c) (e)	919,095	817,995
Nielsen Finance Co. LLC 11.63%, 02/01/14*	1,000,000	1,092,500
11.50%, 05/01/16	750,000	819,375
Nielsen Finance Co. LLC/Nielsen Finance Co., 0.00%, 08/01/16 (g)	475,000	452,437
QVC, Inc., 7.13%, 04/15/17 (c) (e)	500,000	490,000
Reader’s Digest Association, Inc. (The), 9.00%, 02/15/17* (a) (b) (f)	1,525,000	0
SGS International, Inc., 12.00%, 12/15/13	1,675,000	1,710,594
Sirius XM Radio, Inc., 8.75%, 04/01/15 (c) (e)	850,000	837,250
Umbrella Acquisition, Inc. PIK, 9.75%, 03/15/15 (c) (e) (h)	1,080,061	899,151
Univision Communications, Inc., 12.00%, 07/01/14 (c) (e)	125,000	134,062
XM Satellite Radio, Inc., 13.00%, 08/01/13 (c) (e)	475,000	518,938

		19,755,361

Metals & Mining 0.0%†
Aleris International, Inc. 9.00%, 12/15/14* (b) (f)	600,000	4,485
10.00%, 12/15/16* (b) (f)	475,000	4,156

		8,641

Packaging 2.6%
Berry Plastics Corp., 8.88%, 09/15/14	1,200,000	1,155,000
BWAY Holding Co., 10.00%, 06/15/18 (c) (e)	75,000	78,188
Crown Americas LLC 7.75%, 11/15/15	775,000	804,062
7.63%, 05/15/17 (c) (e)	750,000	776,250
Graham Packaging Co. LP, 8.25%, 01/01/17 (c) (e)	1,100,000	1,083,500
Greif, Inc., 7.75%, 08/01/19	700,000	721,000
Reynolds Group Issuer, Inc., 8.50%, 05/15/18 (c) (e)	825,000	809,531

		5,427,531

Paper 2.0%
Boise Paper Holdings LLC, 9.00%, 11/01/17 (c) (e)	825,000	849,750
Cascades, Inc., 7.88%, 01/15/20	275,000	273,625
Clearwater Paper Corp., 10.63%, 06/15/16	225,000	247,781
Graphic Packaging International, Inc.,
9.50%, 06/15/17	950,000	992,750
NewPage Corp., 11.38%, 12/31/14	325,000	294,938
PE Paper Escrow GmbH, 12.00%, 08/01/14 (c) (e)	525,000	576,844
Rock-Tenn Co., 9.25%, 03/15/16	900,000	965,250

		4,200,938

Restaurants 1.0%
NPC International, Inc., 9.50%, 05/01/14	1,325,000	1,325,000
Seminole Hard Rock Entertainment, Inc., 3.04%, 03/15/14 (c) (e) (h)	975,000	831,188

		2,156,188

Retailers 4.3%
Express LLC, 8.75%, 03/01/18 (c) (e)	175,000	178,063
General Nutrition Centers, Inc.
5.75%, 03/15/14 (h)	850,000	779,875
10.75%, 03/15/15	200,000	201,000
JC Penney Corp., Inc., 7.40%, 04/01/37	225,000	225,000
Macy’s Retail Holdings, Inc. 6.65%, 07/15/24	250,000	240,000
7.00%, 02/15/28	225,000	216,562
6.90%, 04/01/29	275,000	264,688
6.90%, 01/15/32	125,000	118,750
NBC Acquisition Corp., 11.00%, 03/15/13 (g)	400,000	358,000
Penske Auto Group, Inc., 7.75%, 12/15/16	1,300,000	1,222,000
Sally Holdings, Inc./Sally Capital, Inc.,
10.50%, 11/15/16	1,625,000	1,738,750
Susser Holdings Corp., 8.50%, 05/15/16 (c) (e)	175,000	175,000
Toys “R” Us Property Co. I LLC, 10.75%, 07/15/17 (c) (e)	1,325,000	1,447,562
Yankee Acquisition Corp., 9.75%, 02/15/17	1,625,000	1,653,437

		8,818,687

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Services 3.2%
Bankrate, Inc., 11.75%, 07/15/15 (c) (e)	$325,000	$323,375
Ceridian Corp., 11.25%, 11/15/15	850,000	767,125
Garda World Security Corp., 9.75%, 03/15/17 (c) (e)	825,000	837,375
KAR Auction Services, Inc. 8.75%, 05/01/14	975,000	979,875
10.00%, 05/01/15	42,000	42,840
Sitel LLC, 11.50%, 04/01/18 (c) (e)	950,000	878,750
Trans Union LLC, 11.38%, 06/15/18 (c) (e)	350,000	362,250
West Corp. 9.50%, 10/15/14	1,150,000	1,155,750
11.00%, 10/15/16	1,300,000	1,322,750

		6,670,090

Specialty Retail 0.0%
U.S. Office Products Co., expired maturity, 9.75%, 06/15/08* (a) (b) (f)	455,359	0

Technology 8.9%
Activant Solutions, Inc., 9.50%, 05/01/16	1,100,000	1,045,000
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (c) (e)	950,000	945,250
Aspect Software, Inc., 10.63%, 05/15/17 (c) (e)	825,000	825,000
Compucom Systems, Inc., 12.50%, 10/01/15 (c) (e)	1,450,000	1,526,125
First Data Corp., 9.88%, 09/24/15	625,000	475,000
Freescale Semiconductor, Inc. 8.88%, 12/15/14	350,000	319,375
9.25%, 04/15/18 (c) (e)	900,000	888,750
Freescale Semiconductor, Inc. PIK, 9.13%, 12/15/14	488,768	437,447
GXS Worldwide, Inc., 9.75%, 06/15/15 (c) (e)	1,150,000	1,098,250
Kemet Corp., 10.50%, 05/01/18 (c) (e)	700,000	693,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 04/15/18 (c) (e)	725,000	737,688
Seagate HDD, 6.88%, 05/01/20 (c) (e)	675,000	641,250
Serena Software, Inc., 10.38%, 03/15/16	1,050,000	1,000,125
Smart Modular Technologies (WWH), Inc., 6.03%, 04/01/12 (b) (h)	405,000	383,231
SS&C Technologies, Inc., 11.75%, 12/01/13	649,000	678,205
SSI Invest II, 11.13%, 06/01/18 (c) (e)	525,000	532,875
Stream Global Services, Inc., 11.25%, 10/01/14	1,150,000	1,175,875
SunGard Data Systems, Inc. 10.63%, 05/15/15	1,350,000	1,442,813
10.25%, 08/15/15	1,050,000	1,084,125
Terremark Worldwide, Inc., 12.00%, 06/15/17	1,175,000	1,321,875
Unisys Corp., 12.50%, 01/15/16	475,000	513,000
Viasystems, Inc., 12.00%, 01/15/15 (c) (e)	675,000	729,000

		18,493,259

Transportation 0.7%
Avis Budget Car Rental LLC, 9.63%, 03/15/18 (c) (e)	125,000	126,250
Hertz Corp., 8.88%, 01/01/14	700,000	708,750
Kansas City Southern Railway Co., 8.00%, 06/01/15	375,000	386,250
Teekay Corp., 8.50%, 01/15/20	200,000	199,000

		1,420,250

Utility — Electric 1.5%
Dynegy Holdings, Inc., 7.75%, 06/01/19	775,000	535,719
Edison Mission Energy, 7.75%, 06/15/16	800,000	556,000
Energy Future Holdings Corp., 10.88%, 11/01/17	250,000	185,000
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19 (c) (e)	282,218	276,435
NV Energy, Inc., 6.75%, 08/15/17	800,000	805,927
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15	1,175,000	775,500

		3,134,581

Utility — Natural Gas 3.4%
AmeriGas Partners LP, 7.13%, 05/20/16	875,000	870,625
Crosstex Energy LP, 8.88%, 02/15/18	750,000	749,062
Holly Energy Partners LP, 6.25%, 03/01/15	1,025,000	978,875
Inergy LP, 6.88%, 12/15/14	750,000	738,750

10 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Utility — Natural Gas (continued)

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.75%, 04/15/18	$1,050,000	$1,060,500
Niska Gas Storage US LLC, 8.88%, 03/15/18 (c) (e)	800,000	812,000
Regency Energy Partners LP, 8.38%, 12/15/13	775,000	798,250
Regency Energy Partners LP/Regency Energy Finance Corp., 9.38%, 06/01/16 (c) (e)	225,000	238,500
Southern Star Central Corp., 6.75%, 03/01/16	600,000	580,500
Suburban Propane Partners LP, 7.38%, 03/15/20	225,000	227,813

		7,054,875

Wireless Communications 3.2%
Digicel Group Ltd.
12.00%, 04/01/14 (c) (e)	500,000	558,750
9.13%, 01/15/15 (e)	767	753
8.25%, 09/01/17 (c) (e)	1,375,000	1,361,250
10.50%, 04/15/18 (c) (e)	150,000	154,687
MetroPCS Wireless, Inc., 9.25%, 11/01/14	1,450,000	1,493,500
Nextel Communications, Inc., 7.38%, 08/01/15	1,000,000	950,000
Sprint Capital Corp., 6.90%, 05/01/19	2,350,000	2,126,750

		6,645,690

Wireline Communications 0.1%
tw telecom holdings, inc., 8.00%, 03/01/18 (c) (e)	100,000	102,000

Total Corporate Bonds (cost $203,082,711)		201,632,197

Warrant 0.0%

	Number of Warrants	Market Value

Media — Non-Cable 0.0%
RDA Holding Co., expiring 2/19/2014* (a) (b)	4,859	$0

Total Warrant (cost $0)		0

Mutual Fund 0.5%

	Shares	Market Value

Money Market Fund 0.5%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21%(i)	1,052,419	$1,052,419

Total Mutual Fund (cost $1,052,419)		1,052,419

Total Investments (cost $207,170,457) (j) — 98.3%		203,443,337

Other assets in excess of liabilities — 1.7%		3,572,479

NET ASSETS — 100.0%		$207,015,816

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Illiquid security.

(c)	Restricted security.

(d)	Perpetual bond security. The maturity date reflects the next call date.

(e)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2010 was $73,555,642 which represents 35.53% of net assets.

(f)	Security in default.

(g)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2010.

(h)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2010. The maturity date represents the actual maturity date.

(i)	Represents 7-day effective yield as of June 30, 2010.

(j)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

GmbH	Limited Liability Company

LLC	Limited Liability Company

2010 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

Federated NVIT High Income Bond Fund (Continued)

LP	Limited Partnership

Ltd.	Limited

NL	Netherlands

PLC	Public Limited Company

PIK	Paid In Kind

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Federated
NVIT High
Income
Bond Fund

Assets:
Investments, at value (cost $207,170,457)	$203,443,337
Cash	17
Interest and dividends receivable	4,291,735
Receivable for investments sold	175,547
Receivable for capital shares issued	111,352
Prepaid expenses and other assets	2,103

Total Assets	208,024,091

Liabilities:
Payable for investments purchased	722,000
Payable for capital shares redeemed	74,756
Accrued expenses and other payables:
Investment advisory fees	114,785
Fund administration fees	10,416
Administrative servicing fees	28,046
Accounting and transfer agent fees	17,066
Trustee fees	403
Custodian fees	909
Compliance program costs (Note 3)	1,684
Professional fees	16,663
Printing fees	16,723
Other	4,824

Total Liabilities	1,008,275

Net Assets	$207,015,816

Represented by:
Capital	$230,479,204
Accumulated undistributed net investment income	3,742,752
Accumulated net realized losses from investment transactions	(23,479,020)
Net unrealized appreciation/(depreciation) from investments	(3,727,120)

Net Assets	$207,015,816

Net Assets:
Class I Shares	$77,613,717
Class III Shares	129,402,099

Total	$207,015,816

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	11,832,595
Class III Shares	19,745,647

Total	31,578,242

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.56
Class III Shares	$6.55

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Federated
NVIT High
Income
Bond Fund

INVESTMENT INCOME:
Interest income	$11,631,487
Dividend income	27,768

Total Income	11,659,255

EXPENSES:
Investment advisory fees	811,982
Fund administration fees	52,025
Administrative servicing fees Class I Shares	59,757
Administrative servicing fees Class III Shares	119,558
Professional fees	20,540
Printing fees	11,181
Trustee fees	3,954
Custodian fees	6,633
Accounting and transfer agent fees	17,597
Compliance program costs (Note 3)	415
Other	5,811

Total expenses before earnings credits	1,109,453
Earnings credit (Note 5)	(72)

Net Expenses	1,109,381

NET INVESTMENT INCOME	10,549,874

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	132,255
Net change in unrealized appreciation/(depreciation) from investments	(4,941,504)

Net realized/unrealized losses from investments	(4,809,249)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,740,625

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2010

Statements of Changes in Net Assets

	Federated NVIT High
	Income Bond Fund

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$10,549,874	$22,380,864
Net realized gains/(losses) from investment transactions	132,255	(7,197,039)
Net change in unrealized appreciation/(depreciation) from investments	(4,941,504)	70,960,751

Change in net assets resulting from operations	5,740,625	86,144,576

Distributions to Shareholders From:
Net investment income:
Class I	(3,001,598)	(7,217,773)
Class III	(4,999,817)	(14,458,061)

Change in net assets from shareholder distributions	(8,001,415)	(21,675,834)

Change in net assets from capital transactions	(87,955,019)	75,422,001

Change in net assets	(90,215,809)	139,890,743

Net Assets:
Beginning of period	297,231,625	157,340,882

End of period	$207,015,816	$297,231,625

Accumulated undistributed net investment income at end of period	$3,742,752	$1,194,293

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,702,683	$14,867,859
Dividends reinvested	3,001,598	7,217,773
Cost of shares redeemed	(14,123,274)	(26,135,374)

Total Class I	(4,418,993)	(4,049,742)

Class III Shares
Proceeds from shares issued	111,261,371	155,115,923
Dividends reinvested	4,999,817	14,458,061
Cost of shares redeemed	(199,797,214)	(90,102,241)

Total Class III	(83,536,026)	79,471,743

Change in net assets from capital transactions	$(87,955,019)	$75,422,001

SHARE TRANSACTIONS:
Class I Shares
Issued	964,010	2,489,593
Reinvested	453,769	1,257,738
Redeemed	(2,108,072)	(4,445,757)

Total Class I Shares	(690,293)	(698,426)

Class III Shares
Issued	16,356,606	28,006,733
Reinvested	755,751	2,453,646
Redeemed	(29,950,046)	(16,274,472)

Total Class III Shares	(12,837,689)	14,185,907

Total change in shares	(13,527,982)	13,487,481

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 15

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

Federated NVIT High Income Bond Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$6.60	0.29	(0.08)	0.21	(0.25)	(0.25)	–	$6.56	3.25%	$77,613,717	0.93%	8.89%	0.93%	38.71%
Year Ended December 31, 2009 (e)	$4.98	0.58	1.61	2.19	(0.57)	(0.57)	–	$6.60	46.00%	$82,596,487	0.94%	9.89%	0.94%	34.23%
Year Ended December 31, 2008	$7.64	0.62	(2.66)	(2.04)	(0.62)	(0.62)	–	$4.98	(28.13%)	$65,854,240	0.90%	8.80%	0.90%	30.09%
Year Ended December 31, 2007	$7.98	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.64	3.13%	$121,100,406	0.95%	7.24%	0.95%	42.02%
Year Ended December 31, 2006	$7.77	0.60	0.19	0.79	(0.58)	(0.58)	–	$7.98	10.60%	$155,024,233	0.94%	7.38%	0.94%	42.91%
Year Ended December 31, 2005	$8.20	0.64	(0.46)	0.18	(0.61)	(0.61)	–	$7.77	2.38%	$181,905,380	0.96%	7.35%	0.96%	37.06%

Class III Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$6.59	0.29	(0.08)	0.21	(0.25)	(0.25)	–	$6.55	3.23%	$129,402,099	0.93%	8.82%	0.93%	38.71%
Year Ended December 31, 2009 (e)	$4.97	0.57	1.62	2.19	(0.57)	(0.57)	–	$6.59	46.08%	$214,635,138	0.94%	9.64%	0.94%	34.23%
Year Ended December 31, 2008	$7.63	0.62	(2.67)	(2.05)	(0.61)	(0.61)	–	$4.97	(28.24%)	$91,486,642	1.04%	8.61%	1.04%	30.09%
Year Ended December 31, 2007	$7.97	0.60	(0.36)	0.24	(0.59)	(0.59)	0.01	$7.63	3.17%	$110,021,994	0.91%	7.28%	0.91%	42.02%
Year Ended December 31, 2006	$7.76	0.57	0.22	0.79	(0.58)	(0.58)	–	$7.97	10.60%	$103,857,357	0.96%	7.37%	0.96%	42.91%
Period Ended December 31, 2005 (f)	$7.83	0.39	0.01	0.40	(0.47)	(0.47)	–	$7.76	5.14%	$63,264,112	0.95%	7.23%	0.95%	37.06%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from April 28, 2005 (commencement of operations) through December 31, 2005.

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Federated NVIT High Income Bond Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Prior to May 21, 2010, debt and other fixed-income securities (other than short-term obligations) were valued at the mean of the bid and asked prices and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflects such factors as security prices, yields, maturities, ratings and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Effective May 21, 2010, debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflects such factors as security prices, yields, maturities, ratings and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$231,724	$—	$—	$231,724

Corporate Bonds	—	201,632,197	—	201,632,197

Mutual Fund	1,052,419	—	—	1,052,419

Preferred Stock	—	526,997	—	526,997

Warrant	—	—	—	—

Total Assets	$1,284,143	$202,159,194	$—	$203,443,337

*  See Statement of Investments for identification of securities by type and industry classification.

18 Semiannual Report 2010

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common	Corporate
	Stocks	Bonds	Total

Balance as of 12/31/09	$—	$—	$—

Accrued Accretion/(Amortization)	—	—	—

Change in Unrealized Appreciation/(Depreciation)	—	(29,638)	(29,638)

Net Purchases/(Sales)	—	—	—

Transfers Into Level 3	—	29,638	29,638

Transfers Out of Level 3	—	—	—

Balance as of 6/30/10	$—	$—	$—

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Changes in valuation may result in transfers in or out of an investment’s assigned level within the hierarchy. The Fund recognizes transfers between levels during the fiscal period in which a change in valuation inputs occurs. These Level 3 corporate bond investments, valued at $29,638 as of December 31, 2009, were transferred from Level 2 to Level 3 during the period ended June 30, 2010. This transfer occurred because the investment was no longer valued on a daily basis by the Fund’s pricing vendor. As of June 30, 2010, the investments are valued at $0.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Federated Investment Management Company (“Federated”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of Federated.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $50 million	0.80%

$50 million up to $250 million	0.65%

$250 million up to $500 million	0.60%

$500 million and more	0.55%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the subadviser. NFA paid the subadviser $333,812 for the six months ended June 30, 2010.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount

20 Semiannual Report 2010

payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class III shares of the Fund.

For the six months ended June 30, 2010, NFS received $179,315 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $415.

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $810,672.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $215,772.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $92,258,029 and sales of $174,017,025 (excluding short-term securities).

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s

22 Semiannual Report 2010

maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$207,595,042	$10,216,274	$(14,367,979)	$(4,151,705)

9. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 23

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

24 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

Federated NVIT High Income Bond Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Federated Investment Management Company (“Federated”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. Turning first to performance, the Trustees noted that the Fund’s performance for Class I shares for the one-year period ended September 30, 2009 was in the fourth quintile of its Peer Group, and that the Fund’s performance for Class I shares for the three-year period ended September 30, 2009 was in the third quintile and below the median of its Peer Group. The Trustees also noted that the Fund’s performance for Class I shares was in the fifth quintile of its Peer Group for the five-year period ended September 30, 2009. The Trustees noted that for each of the one-, three-, and five-year periods ended September 30, 2009, the Fund underperformed its benchmark, the Barclays Capital U.S. Corporate High Yield 2% Issuer Cap Index. The Trustees further noted that the Fund has been on the watch list since the fourth quarter of 2008 and that it is under close review.

Turning next to expenses, the Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class I shares were in the fourth and fifth quintiles of its Peer Group, respectively. The Trustees also noted that the Fund’s total expenses were in the fourth quintile of its Peer Group. The Trustees then noted that the Fund’s total expenses are seven basis points above the Peer Group median. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. With respect to economies of scale, the Trustees noted that the advisory fee schedule includes breakpoints, and that the first two breakpoints have been reached.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 25

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

26 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 27

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

28 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 29

NVIT Developing Markets Fund (formerly, Gartmore NVIT Developing Markets Fund)
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information

23	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-DMKT (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Developing Markets Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Developing Markets Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class II Shares	Actual		1,000.00	935.10	7.44	1.55
	Hypothetical	[b]	1,000.00	1,017.11	7.75	1.55

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Developing Markets Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	94.2%
Mutual Fund	4.8%
Preferred Stock	2.4%
Liabilities in excess of other assets	(1	.4)%

	100.0%

Top Industries †

Commercial Banks	22.9%
Metals & Mining	10.3%
Oil, Gas & Consumable Fuels	8.6%
Semiconductors & Semiconductor Equipment	7.7%
Wireless Telecommunication Services	4.1%
Automobiles	3.7%
Personal Products	3.6%
Auto Components	2.8%
Media	2.7%
Information Technology Services	2.7%
Other Industries	30.9%

100.0%

Top Holdings †

Samsung Electronics Co., Ltd.	5.4%
Invesco Liquid Assets Portfolio — Institutional Class	4.8%
Industrial & Commercial Bank of China, H Shares	3.4%
China Construction Bank Corp., H Shares	3.4%
Randgold Resources Ltd.	3.0%
Petroleo Brasileiro SA — Preference Shares	2.9%
Hyundai Mobis	2.8%
Naspers Ltd. N Shares	2.7%
Sberbank of Russian Federation	2.5%
KOC Holding AS	2.4%
Other Holdings	66.7%

100.0%

Top Countries †

China	14.1%
South Korea	13.2%
Brazil	10.8%
Hong Kong	8.0%
Russia	7.8%
Indonesia	6.6%
Taiwan	6.6%
India	6.6%
Turkey	5.4%
United States	4.8%
Other Countries	16.1%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 94.2%

	Shares	Market Value

BRAZIL 8.6%
Beverages 1.5%
Cia de Bebidas das Americas ADR-BR	24,095	$2,433,836

Health Care Providers & Services 1.1%
Diagnosticos Da America SA	196,100	1,844,752

Oil, Gas & Consumable Fuels 4.0%
Petroleo Brasileiro SA — Common Shares ADR-BR	49,500	1,698,840
Petroleo Brasileiro SA — Preference Shares ADR-BR	162,821	4,852,066

		6,550,906

Personal Products 2.0%
Hypermarcas SA*	253,588	3,252,389

		14,081,883

CHINA 14.3%
Commercial Banks 6.9%
China Construction Bank Corp., H Shares	6,955,000	5,598,869
Industrial & Commercial Bank of China, H Shares	7,861,000	5,713,806

		11,312,675

Hotels, Restaurants & Leisure 1.4%
Ctrip.com International Ltd. ADR-CN*	59,800	2,246,088

Insurance 1.7%
China Life Insurance Co. Ltd. H Shares	614,000	2,685,163

Internet Software & Services 1.0%
Tencent Holdings Ltd.	101,900	1,688,203

Multiline Retail 1.7%
Parkson Retail Group Ltd.	1,689,500	2,847,796

Oil, Gas & Consumable Fuels 1.6%
PetroChina Co., Ltd., H Shares	2,408,000	2,663,404

		23,443,329

EGYPT 1.8%
Commercial Banks 1.8%
Commercial International Bank	244,955	2,867,634

HONG KONG 8.1%
Oil, Gas & Consumable Fuels 2.3%
CNOOC Ltd.	2,225,600	3,782,804

Paper & Forest Products 1.1%
Nine Dragons Paper Holdings Ltd.	1,329,000	1,790,457

Personal Products 1.6%
Hengan International Group Co., Ltd	325,000	2,631,668

Real Estate Management & Development 2.0%
China Resources Land Ltd.	1,718,000	3,230,239

Specialty Retail 0.7%
Belle International Holdings Ltd.	795,000	1,127,855

Textiles, Apparel & Luxury Goods 0.4%
XTEP International Holdings	852,000	700,350

		13,263,373

INDIA 6.7%
Automobiles 1.7%
Hero Honda Motors Ltd.	61,678	2,705,676

Commercial Banks 1.2%
ICICI Bank Ltd.	111,864	2,045,917

Information Technology Services 2.8%
HCL Technologies Ltd.	256,569	1,994,476
Tata Consultancy Services Ltd.	158,488	2,543,230

		4,537,706

Machinery 1.0%
Tata Motors Ltd.	100,749	1,668,356

		10,957,655

INDONESIA 6.7%
Automobiles 2.1%
Astra International Tbk PT	641,000	3,386,715

Commercial Banks 4.6%
Bank Mandiri Tbk PT	5,850,000	3,833,319
Bank Rakyat Indonesia PT	3,688,500	3,744,781

		7,578,100

		10,964,815

JERSEY, CHANNEL ISLANDS 3.0%
Metals & Mining 3.0%
Randgold Resources Ltd. ADR-CI	52,300	4,955,425

LUXEMBOURG 1.2%
Metals & Mining 1.2%
Ternium SA ADR-LU	61,200	2,014,704

MEXICO 2.0%
Food & Staples Retailing 1.0%
Wal-Mart de Mexico SAB de CV	709,196	1,571,050

Wireless Telecommunication Services 1.0%
America Movil SAB de CV ADR-MX, Series L	35,250	1,674,375

		3,245,425

NETHERLANDS 1.9%
Wireless Telecommunication Services 1.9%
VimpelCom Ltd. ADR-NL*	188,700	3,053,166

PERU 2.4%
Commercial Banks 1.8%
Credicorp Ltd.	32,600	2,963,014

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Developing Markets Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

PERU (continued)
Metals & Mining 0.6%
Cia de Minas Buenaventura SA ADR-PE	25,177	$967,804

		3,930,818

RUSSIA 7.9%
Commercial Banks 2.5%
Sberbank of Russian Federation	1,709,123	4,106,252

Food & Staples Retailing 1.3%
X5 Retail Group NV REG GDR-RU*	63,392	2,127,379

Food Products 1.3%
Wimm-Bill-Dann Foods OJSC ADR-RU	118,146	2,102,999

Metals & Mining 0.7%
MMC Norilsk Nickel ADR-RU*	82,259	1,179,026

Oil, Gas & Consumable Fuels 0.8%
Rosneft Oil Co. GDR-RU	202,026	1,231,999

Wireless Telecommunication Services 1.3%
Mobile Telesystems OJSC ADR-RU*	109,802	2,103,806

		12,851,461

SOUTH AFRICA 2.8%
Media 2.8%
Naspers Ltd. N Shares	134,925	4,543,665

SOUTH KOREA 13.4%
Auto Components 2.9%
Hyundai Mobis	27,851	4,671,295

Commercial Banks 1.3%
KB Financial Group, Inc.	57,447	2,201,988

Internet Software & Services 1.4%
NHN Corp.*	15,052	2,238,672

Metals & Mining 1.3%
POSCO	5,611	2,126,069

Semiconductors & Semiconductor Equipment 6.5%
Hynix Semiconductor, Inc.*	92,410	1,867,889
Samsung Electronics Co., Ltd.	14,086	8,834,940

		10,702,829

		21,940,853

TAIWAN 6.7%
Capital Markets 1.0%
Yuanta Financial Holding Co., Ltd.*	3,069,000	1,638,249

Computers & Peripherals 2.0%
Compal Electronics, Inc.	2,787,700	3,320,160

Electronic Equipment, Instruments & Components 2.4%
Hon Hai Precision Industry Co., Ltd.*	1,109,000	3,887,236

Semiconductors & Semiconductor Equipment 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR-TW	216,700	2,114,992

		10,960,637

TURKEY 5.5%
Commercial Banks 3.0%
Turkiye Garanti Bankasi AS	737,679	3,069,950
Turkiye Halk Bankasi AS	251,529	1,856,923

		4,926,873

Industrial Conglomerates 2.5%
KOC Holding AS	1,186,770	4,014,130

		8,941,003

UNITED KINGDOM 1.2%
Metals & Mining 1.2%
Antofagasta PLC	168,247	1,957,494

Total Common Stocks (cost $163,462,145)		153,973,340

Preferred Stock 2.4%

BRAZIL 2.4%
Metals & Mining 2.4%
Vale SA ADR-BR	185,748	3,904,423

Total Preferred Stock (cost $5,184,229)		3,904,423

Mutual Fund 4.8%

Money Market Fund 4.8%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (a)	7,901,006	7,901,006

Total Mutual Fund (cost $7,901,006)		7,901,006

Total Investments (cost $176,547,380) (b) — 101.4%		165,778,769

Liabilities in excess of other assets — (1.4)%		(2,245,463)

NET ASSETS — 100.0%		$163,533,306

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2010.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AS	Stock Corporation

6 Semiannual Report 2010

BR	Brazil

CI	Channel Islands

CN	China

GDR	Global Depositary Receipt

Ltd.	Limited

LU	Luxembourg

MX	Mexico

NL	Netherlands

NV	Public Traded Company

OJSC	Open Joint Stock Company

PE	Peru

PLC	Public Limited Company

PT	Limited Liability Company

RU	Russia

SA	Stock Company

SAB de CV	Public Traded Company

TW	Taiwan

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
Developing
Markets Fund

Assets:
Investments, at value (cost $176,547,380)	$165,778,769
Foreign currencies, at value (cost $153,678)	153,137
Dividends receivable	699,181
Receivable for investments sold	2,453,730
Receivable for capital shares issued	9,906
Reclaims receivable	771
Prepaid expenses and other assets	3,164

Total Assets	169,098,658

Liabilities:
Payable for investments purchased	4,367,928
Payable for capital shares redeemed	739,659
Cash overdraft (Note 2)	59,221
Accrued expenses and other payables:
Investment advisory fees	131,473
Fund administration fees	9,585
Distribution fees	34,598
Administrative servicing fees	147,017
Accounting and transfer agent fees	8,702
Trustee fees	413
Custodian fees	49,378
Compliance program costs (Note 3)	1,406
Professional fees	13,608
Other	2,364

Total Liabilities	5,565,352

Net Assets	$163,533,306

Represented by:
Capital	$219,541,941
Accumulated undistributed net investment income	443,230
Accumulated net realized losses from investment and foreign currency transactions	(45,683,411)
Net unrealized appreciation/(depreciation) from investments	(10,768,611)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	157

Net Assets	$163,533,306

Net Assets:
Class II Shares	$163,533,306

Total	$163,533,306

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	29,094,216

Total	29,094,216

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$5.62

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Developing
Markets Fund

INVESTMENT INCOME:
Interest income	$2,263
Dividend income	2,376,315
Income from securities lending (Note 2)	1,554
Foreign tax withholding	(147,937)

Total Income	2,232,195

EXPENSES:
Investment advisory fees	952,589
Fund administration fees	45,479
Distribution fees Class II Shares	250,681
Administrative servicing fees Class II Shares	250,681
Professional fees	16,233
Printing fees	12,136
Trustee fees	3,588
Custodian fees	7,571
Accounting and transfer agent fees	5,828
Compliance program costs (Note 3)	381
Other	4,841

Total expenses before earnings credits	1,550,008
Earnings credit (Note 4)	(3)

Net Expenses	1,550,005

NET INVESTMENT INCOME	682,190

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions †	32,032,048
Net realized losses from foreign currency transactions (Note 2)	(221,231)

Net realized gains from investment and foreign currency transactions	31,810,817

Net change in unrealized appreciation/(depreciation) from investments ††	(47,903,886)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,501)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(47,905,387)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(16,094,570)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,412,380)

†	Net of capital gain country taxes of $634,262.

††	Net of deferred capital gain country tax accrual on unrealized depreciation of $(294,680).

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets

	NVIT Developing Markets Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$682,190	$924,485
Net realized gains/(losses) from investment and foreign currency transactions	31,810,817	(42,306,957)
Net change in unrealized appreciation/(depreciation) from investments and translations of assets and liabilities denominated in foreign currencies	(47,905,387)	114,273,706

Change in net assets resulting from operations	(15,412,380)	72,891,234

Distributions to Shareholders From:
Net investment income:
Class II	–	(1,155,701)
Return of Capital:
Class II	–	(655,820)

Change in net assets from shareholder distributions	–	(1,811,521)

Change in net assets from capital transactions	(50,879,597)	49,629,480

Change in net assets	(66,291,977)	120,709,192

Net Assets:
Beginning of period	229,825,283	109,116,091

End of period	$163,533,306	$229,825,283

Accumulated undistributed net investment income (loss) at end of period	$443,230	$(183,562)

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$25,631,032	$113,032,836
Dividends reinvested	–	1,811,521
Cost of shares redeemed	(76,510,629)	(65,214,877)

Change in net assets from capital transactions	$(50,879,597)	$49,629,480

SHARE TRANSACTIONS:
Class II Shares
Issued	4,224,463	23,184,889
Reinvested	–	390,624
Redeemed	(13,369,852)	(14,407,350)

Total change in shares	(9,145,389)	9,168,163

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Developing Markets Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized
			and											Ratio of
			Unrealized										Ratio of Net	Expenses
	Net Asset		Gains									Ratio of	Investment	(Prior to
	Value,	Net	(Losses)	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	from	Investment	Realized	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)		Turnover
Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (d)	$6.01	0.01	(0.40)	(0.39)	–	–	–	–	$5.62	(6.49%)	$163,533,306	1.55%	0.33%	1.55%		114.39%
Year Ended December 31, 2009 (d)	$3.75	0.03	2.29	2.32	(0.04)	–	(0.02)	(0.06)	$6.01	62.23%	$229,825,283	1.53%	0.58%	1.56%		124.25%
Year Ended December 31, 2008	$19.34	0.11	(8.85)	(8.74)	(0.10)	(6.75)	–	(6.85)	$3.75	(57.86%)	$109,116,091	1.62%	0.89%	1.85%		67.43%
Year Ended December 31, 2007	$15.68	0.09	6.17	6.26	(0.08)	(2.52)	–	(2.60)	$19.34	43.51%	$543,834,621	1.56%	0.50%	1.56%		98.49%
Year Ended December 31, 2006	$13.04	0.08	3.96	4.04	(0.08)	(1.32)	–	(1.40)	$15.68	34.57%	$364,233,390	1.65%	0.57%	1	.65%(e)	133.28%
Year Ended December 31, 2005	$11.83	0.07	3.17	3.24	(0.07)	(1.96)	–	(2.03)	$13.04	31.52%	$313,051,603	1.77%	0.49%	1	.77%(e)	157.77%

Amounts designated as “–” are zero or have been rounded to zero.
(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d) Per share calculations were performed using average shares method.
(e) There were no fee reductions during the period.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Developing Markets Fund (formerly, Gartmore NVIT Developing Markets Fund) (the “Fund”), a series of the Trust.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the

12 Semiannual Report 2010

yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Auto Components	$—	$4,671,295	$—	$4,671,295
Automobiles	—	6,092,391	—	6,092,391
Beverages	2,433,836	—	—	2,433,836
Capital Markets	—	1,638,249	—	1,638,249
Commercial Banks	2,963,014	35,039,439	—	38,002,453
Computers & Peripherals	—	3,320,160	—	3,320,160
Electronic Equipment, Instruments & Components	—	3,887,236	—	3,887,236
Food & Staples Retailing	1,571,050	2,127,379	—	3,698,429
Food Products	2,102,999	—	—	2,102,999
Health Care Providers & Services	1,844,752	—	—	1,844,752
Hotels, Restaurants & Leisure	2,246,088	—	—	2,246,088
Industrial Conglomerates	—	4,014,130	—	4,014,130
Information Technology Services	—	4,537,706	—	4,537,706
Insurance	—	2,685,163	—	2,685,163
Internet Software & Services	—	3,926,875	—	3,926,875
Machinery	—	1,668,356	—	1,668,356
Media	—	4,543,665	—	4,543,665
Metals & Mining	7,937,933	5,262,589	—	13,200,522
Multiline Retail	—	2,847,796	—	2,847,796
Oil, Gas & Consumable Fuels	6,550,906	7,678,207	—	14,229,113

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total

Paper & Forest Products	$—	$1,790,457	$—	$1,790,457
Personal Products	3,252,389	2,631,668	—	5,884,057
Real Estate Management & Development	—	3,230,239	—	3,230,239
Semiconductors & Semiconductor Equipment	2,114,992	10,702,829	—	12,817,821
Specialty Retail	—	1,127,855	—	1,127,855
Textiles, Apparel & Luxury Goods	—	700,350	—	700,350
Wireless Telecommunication Services	6,831,347	—	—	6,831,347

Total Common Stocks	39,849,306	114,124,034	—	153,973,340

Mutual Fund	7,901,006	—	—	7,901,006

Preferred Stock
Metals & Mining	3,904,423	—	—	3,904,423

Total Preferred Stock	3,904,423	—	—	3,904,423

Total Assets	$51,654,735	$114,124,034	$—	$165,778,769

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $59,221 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 4.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the

14 Semiannual Report 2010

portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had no securities on loan.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Beginning May 3, 2010, NFA has selected Baring International Investment Limited (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser. Prior to May 3, 2010, Gartmore Global Partners was the subadviser for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $500 million	0.95%

$500 million up to $2 billion	0.90%

$2 billion and more	0.85%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadvisers $336,433 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 1.20% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

16 Semiannual Report 2010

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Fiscal Year	Fiscal Year	Fiscal Year	Six Months Ended
2007 Amount	2008 Amount	2009 Amount	June 30, 2010	Total

$—	$230,275	$50,322	$—	$280,597

Amounts designated as “—”, are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $250,681 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $381.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $220,960,003 and sales of $276,886,813 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may

18 Semiannual Report 2010

carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$179,815,944	$3,513,554	$(17,550,729)	$(14,037,175)

9. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 19

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft

20 Semiannual Report 2010

dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Developing Markets Fund

After noting that the Board was scheduled to consider the termination of Gartmore Global Partners (“GGP”) as sub-adviser to the Fund and the proposed appointment of Baring International Investment Limited (“Baring”) as the new sub-adviser to the Fund later in the meeting, the Trustees agreed that, in addition to considering the continuation of the investment advisory agreement with NFA, it was prudent to consider the continuation of the Fund’s sub-advisory agreement with GGP in order to allow for the scheduling of an orderly sub-adviser transition. The Trustees took these factors into account when considering the continuation of the Fund’s sub-advisory agreement with GGP. The Trustees also reviewed the nature, extent, and quality of the services provided to the Fund by NFA and GGP, the Fund’s current sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that, for each of the one-, three-, and five-year periods ended September 30, 2009, the Fund’s performance for Class II shares was in the fifth quintile of its Peer Group. The Trustees also noted that, for each period, the Fund underperformed its benchmark, the MSCI Emerging Markets Index. The Trustees also noted that the Fund has been on the watch list since the third quarter of 2008 and that it is under close review.

The Trustees noted that the Board previously approved the elimination of the performance-based fee structure applicable to the Fund effective December 1, 2008, which reduced the Fund’s investment advisory fee to the lowest level possible under the performance fee structure. The Trustees then noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class II shares were in the first quintile of its Peer Group. The Trustees noted that NFA’s elimination of the performance-based fee structure had improved the Fund’s Peer Group rankings. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees then noted that the breakpoints included in the Fund’s investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

Approval of New Sub-Advisory Agreement

At the March 11, 2010 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved the replacement of GGP as a sub-adviser to the Fund with Baring as a sub-adviser to the Fund. The Trustees were provided with detailed materials relating to Baring in advance of

2010 Semiannual Report 21

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

and at these meetings. The material factors and conclusions that formed the basis for the approval are discussed below.

The Board reviewed GGP’s performance record for the one-, three-, and five-year periods ended December 31, 2009, noting that the Fund had underperformed relative to the Fund’s benchmark and Lipper peer group. The Board reviewed Baring’s investment strategy for emerging markets investments, as well as Baring’s process and historical composite performance record with respect to such investments. The Board also examined and considered the experience of the investment personnel of Baring that would be managing the Fund. The Trustees concluded that the historical investment performance record of Baring, in combination with various other factors, supported a decision to approve the sub-advisory agreement.

The Board considered the Fund’s overall fee level and noted that the overall expenses of the Fund would remain the same under the sub-advisory agreement, as Baring’s fee is paid out of the advisory fee that NFA receives from the Fund. The Board concluded that the sub-advisory fees to be paid to Baring were fair and reasonable.

The Board reviewed the terms of the sub-advisory agreement and noted that the non-compensatory terms are identical in all material respects as the terms of the sub-advisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the sub-advisory services to be provided by Baring were appropriate for the Fund in light of its investment objective. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board of Trustees concluded that the approval of the sub-advisory agreement was in the best interests of the Fund and its shareholders and unanimously approved the sub-advisory agreement.

22 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 25

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2010

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Gartmore NVIT International Equity Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

23	Supplemental Information

25	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IE (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	Gartmore NVIT International Equity Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
Gartmore NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
International Equity Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	863.00	5.03	1.09
	Hypothetical	[b]	1,000.00	1,019.39	5.46	1.09

Class III Shares	Actual		1,000.00	863.20	5.04	1.09
	Hypothetical	[b]	1,000.00	1,019.39	5.46	1.09

Class VI Shares	Actual		1,000.00	862.50	6.19	1.34
	Hypothetical	[b]	1,000.00	1,018.15	6.71	1.34

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	Gartmore NVIT International Equity Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	96.7%
Mutual Fund	1.7%
Other assets in excess of liabilities	1.6%

100.0%

Top Industries †

Commercial Banks	14.9%
Metals & Mining	9.2%
Pharmaceuticals	8.8%
Semiconductors & Semiconductor Equipment	6.4%
Insurance	6.1%
Food Products	5.0%
Industrial Conglomerates	4.8%
Oil, Gas & Consumable Fuels	4.6%
Electronic Equipment, Instruments & Components	3.9%
Household Durables	3.9%
Other Industries	32.4%

100.0%

Top Holdings †

Novartis AG	3.5%
Sanofi-Aventis SA	3.3%
Zurich Financial Services AG	3.2%
Centrica PLC	3.0%
Rolls-Royce Group PLC	2.8%
Koninklijke Philips Electronics NV	2.6%
Imperial Tobacco Group PLC	2.6%
Bank Mandiri Tbk PT	2.6%
Samsung Electronics Co. Ltd. REG	2.5%
Wharf Holdings Ltd.	2.3%
Other Holdings	71.6%

100.0%

Top Countries †

United Kingdom	15.0%
Switzerland	14.2%
Japan	13.7%
Netherlands	8.0%
Canada	7.5%
Germany	4.7%
Australia	4.5%
Hong Kong	4.5%
France	4.1%
Brazil	3.9%
Other Countries	19.9%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

Gartmore NVIT International Equity Fund

Common Stocks 96.7%

	Shares	Market Value

AUSTRALIA 4.5%
Commercial Banks 0.9%
Australia & New Zealand Banking Group Ltd.	41,980	$754,019

Information Technology Services 2.1%
Computershare Ltd.	185,840	1,643,510

Metals & Mining 1.5%
BHP Billiton Ltd.	24,380	758,451
MacArthur Coal Ltd.	44,220	441,907

		1,200,358

		3,597,887

BERMUDA 1.4%
Energy Equipment & Services 1.4%
Seadrill Ltd.	64,400	1,161,644

BRAZIL 3.8%
Commercial Banks 2.4%
Banco Bradesco SA ADR-BR	50,500	800,930
Itau Unibanco Holding SA ADR-BR	65,437	1,178,520

		1,979,450

Metals & Mining 0.7%
Vale SA ADR-BR	25,670	539,584

Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA ADR-BR	19,300	575,140

		3,094,174

CANADA 7.4%
Auto Components 1.1%
Magna International, Inc., Class A	14,080	927,557

Chemicals 1.2%
Agrium, Inc.	19,060	931,022

Commercial Banks 2.5%
National Bank of Canada	21,900	1,120,149
Toronto-Dominion Bank	13,300	861,805

		1,981,954

Metals & Mining 2.6%
Barrick Gold Corp.	17,600	799,216
Teck Resources Ltd., Class B	45,280	1,338,983

		2,138,199

		5,978,732

CHINA 1.6%
Commercial Banks 1.6%
China Construction Bank Corp., H Shares	809,000	651,256
Industrial & Commercial Bank of China, H Shares	900,000	654,169

		1,305,425

FRANCE 4.0%
Automobiles 0.8%
Renault SA*	17,990	666,843

Pharmaceuticals 3.2%
Sanofi-Aventis SA	42,760	2,575,319

		3,242,162

GERMANY 4.6%
Chemicals 1.5%
Lanxess AG	28,240	1,188,662

Insurance 1.5%
Allianz SE REG	12,130	1,200,547

Semiconductors & Semiconductor Equipment 1.6%
Infineon Technologies AG*	231,060	1,339,549

		3,728,758

HONG KONG 4.5%
Industrial Conglomerates 2.2%
Jardine Matheson Holdings Ltd.	49,700	1,739,392

Real Estate Management & Development 2.3%
Wharf Holdings Ltd.	382,000	1,850,623

		3,590,015

INDIA 0.0% †
Commercial Banks 0.0% †
HDFC Bank Ltd. ADR-IN	20	2,859

INDONESIA 3.4%
Commercial Banks 2.6%
Bank Mandiri Tbk PT	3,131,500	2,051,972

Food Products 0.8%
Indofoods Sukses Makmur Tbk PT	1,421,000	643,684

		2,695,656

ISRAEL 2.0%
Pharmaceuticals 2.0%
Teva Pharmaceutical Industries Ltd. ADR-IL	30,980	1,610,650

JAPAN 13.5%
Automobiles 1.6%
Honda Motor Co. Ltd.	42,700	1,254,221

Capital Markets 0.9%
Nomura Holdings, Inc.	134,200	733,200

Commercial Banks 0.4%
Sumitomo Mitsui Financial Group, Inc. ADR-JP	118,700	332,360

Electronic Equipment, Instruments & Components 2.6%
Ibiden Co. Ltd.	24,300	654,608
Nippon Electric Glass Co. Ltd.	126,000	1,443,272

		2,097,880

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

Gartmore NVIT International Equity Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)

Household Durables 3.8%
Panasonic Corp.	61,800	$771,688
Sharp Corp.	128,000	1,350,225
Sony Corp. ADR-JP	36,500	973,820

		3,095,733

Office Electronics 1.1%
Canon, Inc.	23,100	860,924

Trading Companies & Distributors 2.1%
Mitsubishi Corp.	81,000	1,675,764

Wireless Telecommunication Services 1.0%
Softbank Corp.	31,600	838,135

		10,888,217

MEXICO 1.0%
Wireless Telecommunication Services 1.0%
America Movil SAB de CV ADR-MX, Series L	16,600	788,500

NETHERLANDS 7.9%
Food Products 2.0%
Unilever NV CVA-NL	57,296	1,564,709

Industrial Conglomerates 2.6%
Koninklijke Philips Electronics NV	69,170	2,065,559

Oil, Gas & Consumable Fuels 1.2%
Royal Dutch Shell PLC, Class B	40,740	984,715

Semiconductors & Semiconductor Equipment 2.1%
ASML Holding NV	62,500	1,719,991

		6,334,974

NORWAY 1.8%
Commercial Banks 1.8%
DnB NOR ASA	151,300	1,455,234

SOUTH KOREA 2.5%
Semiconductors & Semiconductor Equipment 2.5%
Samsung Electronics Co. Ltd. REG GDR-KR	6,400	2,001,641

SPAIN 0.9%
Commercial Banks 0.9%
Banco Santander SA	68,000	713,061

SWITZERLAND 14.0%
Capital Markets 2.0%
Credit Suisse Group AG REG	42,040	1,580,588

Electrical Equipment 1.9%
ABB Ltd. REG*	87,500	1,523,428

Food Products 2.2%
Nestle SA REG	36,500	1,759,987

Insurance 3.2%
Zurich Financial Services AG	11,640	2,565,614

Metals & Mining 1.3%
Xstrata PLC	82,800	1,084,238

Pharmaceuticals 3.4%
Novartis AG REG	57,300	2,776,937

		11,290,792

TAIWAN 1.3%
Electronic Equipment, Instruments & Components 1.3%
Hon Hai Precision Industry Co., Ltd.*	293,000	1,027,016

THAILAND 1.9%
Oil, Gas & Consumable Fuels 1.9%
Banpu PCL NVDR-TH	84,020	1,556,142

UNITED KINGDOM 14.7%
Aerospace & Defense 2.8%
Rolls-Royce Group PLC*	264,730	2,209,646
Rolls-Royce Group PLC, Class C* (a)	24,113,700	36,028

		2,245,674

Commercial Banks 1.5%
Standard Chartered PLC	51,240	1,247,715

Insurance 1.3%
Prudential PLC	144,140	1,087,192

Metals & Mining 2.8%
BHP Billiton PLC	24,020	622,804
Rio Tinto PLC	38,290	1,681,482

		2,304,286

Multi-Utilities 3.0%
Centrica PLC	542,190	2,392,696

Oil, Gas & Consumable Fuels 0.7%
BP PLC	114,120	546,311

Tobacco 2.6%
Imperial Tobacco Group PLC	73,850	2,063,420

		11,887,294

Total Common Stocks (cost $83,239,806)		77,950,833

6 Semiannual Report 2010

Mutual Fund 1.7%

	Shares	Market Value

Money Market Fund 1.7%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (b)	1,390,065	$1,390,065

Total Mutual Fund (cost $1,390,065)		1,390,065

Total Investments (cost $84,629,871) (c) — 98.4%		79,340,898

Other assets in excess of liabilities — 1.6%		1,324,295

NET ASSETS — 100.0%		$80,665,193

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Stock Corporation

BR	Brazil

CVA	Dutch Certificate

GDR	Global Depositary Receipt

IL	Israel

IN	India

JP	Japan

KR	South Korea

Ltd.	Limited

MX	Mexico

NL	Netherlands

NV	Public Traded Company

NVDR	Non Voting Depository Receipt

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

SA	Stock Company

SAB de CV	Public Traded Company

SE	Sweden

TH	Thailand

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Gartmore NVIT
International
Equity Fund

Assets:
Investments, at value (cost $84,629,871)	$79,340,898
Foreign currencies, at value (cost $186,748)	193,724
Dividends receivable	154,574
Receivable for investments sold	2,742,501
Receivable for capital shares issued	94,811
Reclaims receivable	177,346
Prepaid expenses and other assets	970

Total Assets	82,704,824

Liabilities:
Payable for investments purchased	1,713,125
Payable for capital shares redeemed	120,962
Cash overdraft (Note 2)	11,368
Payable for Thailand capital gain tax	78,061
Accrued expenses and other payables:
Investment advisory fees	55,151
Fund administration fees	8,311
Distribution fees	3,486
Administrative servicing fees	10,680
Accounting and transfer agent fees	9,909
Trustee fees	183
Custodian fees	1,407
Compliance program costs (Note 3)	601
Professional fees	20,684
Printing fees	5,030
Other	673

Total Liabilities	2,039,631

Net Assets	$80,665,193

Represented by:
Capital	$103,034,775
Accumulated undistributed net investment income	973,077
Accumulated net realized losses from investment and foreign currency transactions	(17,982,130)
Net unrealized appreciation/(depreciation) from investments †	(5,367,034)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	6,505

Net Assets	$80,665,193

Net Assets:
Class I Shares	$7,683,234
Class III Shares	56,446,873
Class VI Shares	16,535,086

Total	$80,665,193

†	Net of ($78,061) of deferred capital gain country tax

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Gartmore NVIT
International
Equity Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,111,249
Class III Shares	8,152,850
Class VI Shares	2,397,185

Total	11,661,284

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$6.91
Class III Shares	$6.92
Class VI Shares	$6.90

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Gartmore NVIT
International
Equity Fund

INVESTMENT INCOME:
Dividend income	$1,731,289
Income from securities lending (Note 2)	477
Foreign tax withholding	(164,168)

Total Income	1,567,598

EXPENSES:
Investment advisory fees	366,430
Fund administration fees	28,437
Distribution fees Class VI Shares	22,163
Administrative servicing fees Class I Shares	6,730
Administrative servicing fees Class III Shares	48,678
Administrative servicing fees Class VI Shares	13,298
Professional fees	10,175
Printing fees	8,997
Trustee fees	1,618
Custodian fees	2,953
Accounting and transfer agent fees	6,579
Compliance program costs (Note 3)	167
Other	2,672

Total expenses before earnings credits	518,897
Earnings credit (Note 5)	(2)

Net Expenses	518,895

NET INVESTMENT INCOME	1,048,703

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions †	1,738,986
Net realized losses from foreign currency transactions (Note 2)	(59,764)

Net realized gains from investment and foreign currency transactions	1,679,222

Net change in unrealized appreciation/(depreciation) from investments ††	(15,906,658)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	8,773

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(15,897,885)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(14,218,663)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,169,960)

†	Net of capital gain country taxes of $194.

††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $78,009.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Statements of Changes in Net Assets

	Gartmore NVIT
	International Equity Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$1,048,703	$624,565
Net realized gains/(losses) from investment and foreign currency transactions	1,679,222	(3,737,623)
Net change in unrealized appreciation/(depreciation) from investments and translations of assets and liabilities denominated in foreign currencies	(15,897,885)	20,728,688

Change in net assets resulting from operations	(13,169,960)	17,615,630

Distributions to Shareholders From:
Net investment income:
Class I	(3,734)	(81,043)
Class III	(25,342)	(344,912)
Class VI	–	(46,402)
Return of capital:
Class I	–	(12,653)
Class III	–	(53,849)
Class VI	–	(7,245)

Change in net assets from shareholder distributions	(29,076)	(546,104)

Change in net assets from capital transactions	(6,562,209)	29,481,746

Change in net assets	(19,761,245)	46,551,272

Net Assets:
Beginning of period	100,426,438	53,875,166

End of period	$80,665,193	$100,426,438

Accumulated undistributed net investment income (loss) at end of period	$973,077	$(46,550)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,552,735	$4,222,611
Dividends reinvested	3,734	93,696
Cost of shares redeemed	(1,872,351)	(6,962,799)

Total Class I	(315,882)	(2,646,492)

Class III Shares
Proceeds from shares issued	1,172,704	35,283,306
Dividends reinvested	25,342	398,761
Cost of shares redeemed	(6,521,284)	(17,675,238)

Total Class III	(5,323,238)	18,006,829

Class VI Shares
Proceeds from shares issued	2,703,786	15,933,976
Dividends reinvested	–	53,647
Cost of shares redeemed	(3,626,875)	(1,866,214)

Total Class VI	(923,089)	14,121,409

Change in net assets from capital transactions	$(6,562,209)	$29,481,746

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	Gartmore NVIT
	International Equity Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	197,766	615,079
Reinvested	504	15,423
Redeemed	(251,869)	(1,043,331)

Total Class I Shares	(53,599)	(412,829)

Class III Shares
Issued	152,225	4,928,278
Reinvested	3,415	65,562
Redeemed	(852,018)	(2,696,869)

Total Class III Shares	(696,378)	2,296,971

Class VI Shares
Issued	350,117	2,291,999
Reinvested	–	8,791
Redeemed	(463,564)	(275,423)

Total Class VI Shares	(113,447)	2,025,367

Total change in shares	(863,424)	3,909,509

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

Gartmore NVIT International Equity Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net
			Realized
			and											Ratio of Net	Ratio of
			Unrealized										Ratio of	Investment	Expenses
	Net Asset		Gains										Expenses	Income	(Prior to
	Value,	Net	(Losses)	Total	Net	Net				Net Asset		Net Assets	to Average	to Average	Reimbursements)
	Beginning	Investment	from	from	Investment	Realized	Return of	Total	Redemption	Value, End	Total	at End of	Net	Net	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	Fees	of Period	Return (a)	Period	Assets (b)	Assets (b)	Net Assets (b)	Turnover (c)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (d)	$8.01	0.09	(1.19)	(1.10)	–	–	–	–	–	$6.91	(13.70%)	$7,683,234	1.09%	2.34%	1.09%	66.00%
Year Ended December 31, 2009 (d)	$6.25	0.08	1.75	1.83	(0.06)	–	(0.01)	(0.07)	–	$8.01	29.72%	$9,333,669	1.13%	1.17%	1.13%	330.92%
Year Ended December 31, 2008	$14.06	0.14	(6.09)	(5.95)	(0.15)	(1.71)	–	(1.86)	–	$6.25	(46.06%)	$9,856,592	1.23%	1.31%	1.23%	139.07%
Year Ended December 31, 2007	$12.07	0.04	3.10	3.14	(0.05)	(1.10)	–	(1.15)	–	$14.06	27.15%	$22,903,021	1.29%	0.30%	1.29%	151.60%
Year Ended December 31, 2006	$9.21	0.08	2.92	3.00	(0.12)	(0.02)	–	(0.14)	–	$12.07	32.96%	$16,082,262	1.24%	0.41%	1.24%	169.26%
Year Ended December 31, 2005	$7.16	0.07	2.08	2.15	(0.08)	(0.02)	–	(0.10)	–	$9.21	30.21%	$6,301,605	1.34%	0.94%	1.34%	215.52%

Class III Shares
Six Months Ended June 30, 2010 (Unaudited) (d)	$8.02	0.09	(1.19)	(1.10)	–	–	–	–	–	$6.92	(13.68%)	$56,446,873	1.09%	2.34%	1.09%	66.00%
Year Ended December 31, 2009 (d)	$6.26	0.07	1.76	1.83	(0.06)	–	(0.01)	(0.07)	–	$8.02	29.67%	$71,006,135	1.13%	0.99%	1.13%	330.92%
Year Ended December 31, 2008	$14.07	0.15	(6.10)	(5.95)	(0.15)	(1.71)	–	(1.86)	–	$6.26	(46.04%)	$40,987,136	1.27%	1.32%	1.27%	139.07%
Year Ended December 31, 2007	$12.08	0.06	3.09	3.15	(0.06)	(1.10)	–	(1.16)	–	$14.07	27.15%	$106,245,421	1.25%	0.38%	1.25%	151.60%
Year Ended December 31, 2006	$9.22	0.07	2.93	3.00	(0.12)	(0.02)	–	(0.14)	–	$12.08	32.95%	$75,014,627	1.22%	0.59%	1.22%	169.26%
Year Ended December 31, 2005	$7.17	0.06	2.09	2.15	(0.08)	(0.02)	–	(0.10)	–	$9.22	30.17%	$37,647,023	1.33%	0.54%	1.33%	215.52%

Class VI Shares
Six Months Ended June 30, 2010 (Unaudited) (d)	$8.00	0.08	(1.18)	(1.10)	–	–	–	–	–	$6.90	(13.75%)	$16,535,086	1.34%	2.10%	1.34%	66.00%
Year Ended December 31, 2009 (d)	$6.25	0.03	1.79	1.82	(0.06)	–	(0.01)	(0.07)	–	$8.00	29.45%	$20,086,634	1.34%	0.44%	1.34%	330.92%
Period Ended December 31, 2008 (e)	$13.81	0.07	(5.79)	(5.72)	(0.13)	(1.71)	–	(1.84)	–	$6.25	(44.92%)	$3,031,438	1.44%	0.76%	1.44%	139.07%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from May 1, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore NVIT International Equity Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the

14 Semiannual Report 2010

yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$—	$2,245,674	$—	$2,245,674

Auto Components	927,557	—	—	927,557

Automobiles	—	1,921,064	—	1,921,064

Capital Markets	—	2,313,788	—	2,313,788

Chemicals	931,022	1,188,662	—	2,119,684

Commercial Banks	4,296,623	7,527,426	—	11,824,049

Electrical Equipment	—	1,523,428	—	1,523,428

Electronic Equipment, Instruments & Components	—	3,124,896	—	3,124,896

Energy Equipment & Services	—	1,161,644	—	1,161,644

Food Products	—	3,968,380	—	3,968,380

Household Durables	973,820	2,121,913	—	3,095,733

Industrial Conglomerates	—	3,804,951	—	3,804,951

Information Technology Services	—	1,643,510	—	1,643,510

Insurance	—	4,853,353	—	4,853,353

Metals & Mining	2,677,783	4,588,882	—	7,266,665

Multi-Utilities	—	2,392,696	—	2,392,696

Office Electronics	—	860,924	—	860,924

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total

Oil, Gas & Consumable Fuels	$575,140	$3,087,168	$—	$3,662,308

Pharmaceuticals	1,610,650	5,352,256	—	6,962,906

Real Estate Management & Development	—	1,850,623	—	1,850,623

Semiconductors & Semiconductor Equipment	—	5,061,181	—	5,061,181

Tobacco	—	2,063,420	—	2,063,420

Trading Companies & Distributors	—	1,675,764	—	1,675,764

Wireless Telecommunication Services	788,500	838,135	—	1,626,635

Total Common Stocks	12,781,095	65,169,738	—	77,950,833

Mutual Fund	1,390,065	—	—	1,390,065

Total Assets	$14,171,160	$65,169,738	$—	$79,340,898

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $11,368 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 5.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(d)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

16 Semiannual Report 2010

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund did not have any securities on loan.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Gartmore Global Partners (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $500 million	0.80%

$500 million up to $2 billion	0.75%

$2 billion and more	0.70%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $183,215 for the six months ended June 30, 2010.

Until April 30, 2010, the Trust and NFA had entered into a written Expense Limitation Agreement, which limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 1.05% for all share classes.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making

18 Semiannual Report 2010

such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the Fund had no cumulative potential reimbursements.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions;

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class III and Class VI shares of the Fund.

For the six months ended June 30, 2010, NFS received $68,706 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $167.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class VI shares of the Fund.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $4,507.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $7,765.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the

20 Semiannual Report 2010

safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $59,105,354 and sales of $67,395,865 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$84,903,987	$2,958,639	$(8,521,728)	$(5,563,089)

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

22 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 23

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

Gartmore NVIT International Equity Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Gartmore Global Partners, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. With respect to performance, the Trustees noted that, for each of the three- and five-year periods ended September 30, 2009, the Fund’s performance for Class III shares was in the first quintile of its Peer Group, while for the one-year period ended September 30, 2009, the Fund’s performance for Class III shares was in the fifth quintile of its Peer Group. The Trustees noted that, with respect to the five-year period ended September 30, 2009, the Fund’s Class III shares outperformed the Fund’s benchmark, the MSCI All Country World Ex-U.S. Index, but that, for each of the one- and three-year periods ended September 30, 2009, the Fund’s Class III shares underperformed its benchmark. The Trustees then noted that, for the three-year period ended September 30, 2009, the Fund’s performance was only 13 basis points below its benchmark. The Trustees noted that the Fund had an overall four-star Morningstar rating as of September 30, 2009, and that Morningstar had recently given the Fund a five-star rating for its five-year performance. The Trustees then noted that the Fund has been on the watch list since the second quarter of 2009.

With respect to expenses, the Trustees noted that the Fund’s contractual advisory fee for Class III shares was in the fourth quintile of its Peer Group, but that the Fund’s actual advisory fee was in the third quintile and at the median of its Peer Group. The Trustees also noted that the Fund’s total expenses for Class III shares were in the second quintile of its Peer Group. The Trustees then noted that NFA had eliminated the performance-based fee structure applicable to the Fund effective May 1, 2009, which reduced the Fund’s investment advisory fee to the lowest level possible under the performance fee structure and improved the Fund’s Peer Group rankings. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees then noted that the breakpoints included in the Fund’s investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

24 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 25

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

26 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 27

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28 Semiannual Report 2010

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Gartmore NVIT Worldwide Leaders Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-WWL (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	Gartmore NVIT Worldwide Leaders Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expenses Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
Gartmore NVIT Worldwide			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Leaders Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	882.00	5.60	1.20
	Hypothetical	[b]	1,000.00	1,018.84	6.01	1.20

Class III Shares	Actual		1,000.00	882.00	5.60	1.20
	Hypothetical	[b]	1,000.00	1,018.84	6.01	1.20

Class VI Shares	Actual		1,000.00	881.90	6.25	1.34
	Hypothetical	[b]	1,000.00	1,018.15	6.71	1.34

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	Gartmore NVIT Worldwide Leaders Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	97.0%
Mutual Fund	1.8%
Other assets in excess of liabilities	1.2%

100.0%

Top Industries †

Commercial Banks	8.0%
Metals & Mining	7.0%
Semiconductors & Semiconductor Equipment	6.6%
Pharmaceuticals	6.2%
Diversified Financial Services	5.1%
Oil, Gas & Consumable Fuels	5.0%
Media	4.4%
Food Products	4.4%
Computers & Peripherals	4.3%
Textiles, Apparel & Luxury Goods	4.0%
Other Industries	45.0%

100.0%

Top Holdings †

Unilever PLC	4.4%
Apple, Inc.	4.3%
Polo Ralph Lauren Corp., Class A	4.0%
Pfizer, Inc.	4.0%
JPMorgan Chase & Co.	3.7%
American Express Co.	3.7%
Centrica PLC	3.5%
Intel Corp.	3.5%
Daimler AG	3.4%
PepsiCo, Inc.	3.3%
Other Holdings	62.2%

100.0%

Top Countries †

United States	51.6%
United Kingdom	16.9%
Germany	8.7%
Netherlands	4.1%
China	3.9%
Japan	3.6%
Ireland	3.2%
Switzerland	2.9%
Canada	2.2%
South Korea	2.0%
Other Countries	0.9%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

Gartmore NVIT Worldwide Leaders Fund

Common Stocks 97.0%

	Shares	Market Value

BRAZIL 0.6%
Metals & Mining 0.6%
Vale SA ADR-BR	5,200	$109,304

CANADA 2.2%
Metals & Mining 2.2%
Teck Resources Ltd., Class B	13,650	403,767

CHINA 3.8%
Commercial Banks 2.9%
China Construction Bank Corp., H Shares	660,000	531,309

Health Care Providers & Services 0.9%
Sinopharm Group Co., Ltd. H Shares	47,600	173,436

		704,745

GERMANY 8.6%
Automobiles 3.3%
Daimler AG REG*	12,100	612,085

Industrial Conglomerates 3.1%
Siemens AG REG*	6,300	563,470

Pharmaceuticals 2.2%
Bayer AG	7,100	396,758

		1,572,313

IRELAND 3.2%
Information Technology Services 3.2%
Accenture PLC, Class A	15,100	583,615

JAPAN 3.6%
Household Durables 1.8%
Sony Corp.	11,900	317,409

Real Estate Management & Development 1.8%
Mitsubishi Estate Co., Ltd.	24,000	334,120

		651,529

NETHERLANDS 4.1%
Oil, Gas & Consumable Fuels 3.0%
Royal Dutch Shell PLC, Class B	22,810	551,334

Semiconductors & Semiconductor Equipment 1.1%
ASML Holding NV	7,250	199,519

		750,853

SOUTH KOREA 2.0%
Semiconductors & Semiconductor Equipment 2.0%
Samsung Electronics Co., Ltd.	570	357,512

SWITZERLAND 2.8%
Capital Markets 2.8%
Credit Suisse Group AG REG	13,800	518,842

TAIWAN 0.3%
Electronic Equipment, Instruments & Components 0.3%
Hon Hai Precision Industry Co., Ltd.*	15,000	52,577

UNITED KINGDOM 16.7%
Aerospace & Defense 1.3%
Rolls-Royce Group PLC*	29,600	247,065

Diversified Telecommunication Services 2.9%
BT Group PLC	272,900	526,778

Food Products 4.3%
Unilever PLC	29,600	791,268

Metals & Mining 2.7%
Rio Tinto PLC	11,200	491,841

Multi-Utilities 3.5%
Centrica PLC	144,100	635,917

Wireless Telecommunication Services 2.0%
Vodafone Group PLC	175,200	360,998

		3,053,867

UNITED STATES 49.1%
Air Freight & Logistics 1.0%
FedEx Corp.	2,600	182,286

Beverages 3.2%
PepsiCo, Inc.	9,700	591,215

Chemicals 2.7%
Praxair, Inc.	6,500	493,935

Commercial Banks 5.0%
PNC Financial Services Group, Inc.	7,260	410,190
Wells Fargo & Co.	19,580	501,248

		911,438

Computers & Peripherals 4.2%
Apple, Inc.*	3,080	774,712

Consumer Finance 3.6%
American Express Co.	16,700	662,990

Diversified Financial Services 5.0%
Bank of America Corp.	17,600	252,912
JPMorgan Chase & Co.	18,296	669,816

		922,728

Machinery 2.5%
PACCAR, Inc.	11,400	454,518

Media 4.4%
CBS Corp. Non-Voting, Class B	34,700	448,671
News Corp., Class B	25,200	349,020

		797,691

Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc.	4,420	261,355

Oil, Gas & Consumable Fuels 2.0%
Hess Corp.	7,100	357,414

Pharmaceuticals 3.9%
Pfizer, Inc.	50,300	717,278

Semiconductors & Semiconductor Equipment 3.5%
Intel Corp.	32,488	631,892

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

Gartmore NVIT Worldwide Leaders Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)

Software 2.7%
Microsoft Corp.	21,400	$492,414

Textiles, Apparel & Luxury Goods 4.0%
Polo Ralph Lauren Corp., Class A	10,000	729,600

		8,981,466

Total Common Stocks (cost $18,627,818)		17,740,390

Mutual Fund 1.8%

	Shares	Market Value

Money Market Fund 1.8%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (a)	334,599	334,599

Total Mutual Fund (cost $334,599)		334,599

Total Investments (cost $18,962,417) (b) — 98.8%		18,074,989

Other assets in excess of liabilities — 1.2%		228,430

NET ASSETS — 100.0%		$18,303,419

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2010.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

BR	Brazil

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Gartmore NVIT
Worldwide Leaders Fund

Assets:
Investments, at value (cost $18,962,417)	$18,074,989
Foreign currencies, at value (cost $170,584)	170,357
Dividends receivable	26,920
Receivable for investments sold	613,833
Receivable for capital shares issued	896
Reclaims receivable	17,781
Prepaid expenses and other assets	2,156

Total Assets	18,906,932

Liabilities:
Payable for investments purchased	550,526
Payable for capital shares redeemed	11,980
Accrued expenses and other payables:
Investment advisory fees	5,318
Fund administration fees	7,085
Distribution fees	198
Administrative servicing fees	3,147
Accounting and transfer agent fees	7,866
Trustee fees	19
Custodian fees	133
Compliance program costs (Note 3)	110
Professional fees	8,026
Printing fees	9,105

Total Liabilities	603,513

Net Assets	$18,303,419

Represented by:
Capital	$31,161,270
Accumulated undistributed net investment income	106,388
Accumulated net realized losses from investment and foreign currency transactions	(12,076,699)
Net unrealized appreciation/(depreciation) from investments	(887,428)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(112)

Net Assets	$18,303,419

Net Assets:
Class I Shares	$10,458,133
Class III Shares	6,888,267
Class VI Shares	957,019

Total	$18,303,419

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,164,503
Class III Shares	767,140
Class VI Shares	106,528

Total	2,038,171

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.98
Class III Shares	$8.98
Class VI Shares	$8.98

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Gartmore NVIT Worldwide Leaders Fund

INVESTMENT INCOME:
Dividend income	$249,458
Foreign tax withholding	(15,810)

Total Income	233,648

EXPENSES:
Investment advisory fees	84,490
Fund administration fees	17,091
Distribution fees Class VI Shares	993
Administrative servicing fees Class I Shares	9,069
Administrative servicing fees Class III Shares	6,178
Professional fees	8,368
Printing fees	6,382
Trustee fees	378
Custodian fees	484
Accounting and transfer agent fees	4,917
Compliance program costs (Note 3)	41
Other	1,263

Total expenses before earnings credit and expenses reimbursed	139,654
Earnings credit (Note 5)	(1)
Expenses reimbursed by adviser (Note 3)	(12,520)

Net Expenses	127,133

NET INVESTMENT INCOME	106,515

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,043,868
Net realized gains from forward and foreign currency transactions (Note 2)	509

Net realized gains from investment and forward foreign currency transactions	1,044,377

Net change in unrealized appreciation/(depreciation) from investments	(3,668,696)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(265)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(3,668,961)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(2,624,584)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,518,069)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	Gartmore NVIT
	Worldwide Leaders Fund

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$106,515	$208,165
Net realized gains/(losses) from investment and foreign currency transactions	1,044,377	(1,076,290)
Net change in unrealized appreciation/(depreciation) from investments and translations of assets and liabilities denominated in foreign currencies	(3,668,961)	5,285,165

Change in net assets resulting from operations	(2,518,069)	4,417,040

Distributions to Shareholders From:
Net investment income:
Class I	(45,899)	(120,669)
Class III	(30,381)	(84,436)
Class VI (a)	(3,116)	(2,326)

Change in net assets from shareholder distributions	(79,396)	(207,431)

Change in net assets from capital transactions	(1,810,295)	(2,746,999)

Change in net assets	(4,407,638)	1,462,610

Net Assets:
Beginning of period	22,711,179	21,248,569

End of period	$18,303,419	$22,711,179

Accumulated undistributed net investment income at end of period	$106,388	$79,269

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$460,024	$1,126,635
Dividends reinvested	45,899	120,669
Cost of shares redeemed	(1,527,731)	(2,903,617)

Total Class I	(1,021,808)	(1,656,313)

Class III Shares
Proceeds from shares issued	199,813	873,961
Dividends reinvested	30,381	84,436
Cost of shares redeemed	(1,544,467)	(2,563,845)

Total Class III	(1,314,273)	(1,605,448)

Class VI Shares(a)
Proceeds from shares issued	691,282	562,408
Dividends reinvested	3,116	2,326
Cost of shares redeemed	(168,612)	(49,972)

Total Class VI	525,786	514,762

Change in net assets from capital transactions	$(1,810,295)	$(2,746,999)

(a)	For the period from May 1, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	Gartmore NVIT
	Worldwide Leaders Fund

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009

SHARE TRANSACTIONS:
Class I Shares
Issued	44,036	137,546
Reinvested	4,577	13,520
Redeemed	(153,219)	(352,868)

Total Class I Shares	(104,606)	(201,802)

Class III Shares
Issued	19,544	94,551
Reinvested	3,031	9,458
Redeemed	(153,061)	(309,053)

Total Class III Shares	(130,486)	(205,044)

Class VI Shares (a)
Issued	68,770	59,729
Reinvested	312	236
Redeemed	(17,351)	(5,168)

Total Class VI Shares	51,731	54,797

Total change in shares	(183,361)	(352,049)

(a)	For the period from May 1, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

Gartmore NVIT Worldwide Leaders Fund

		Operations			Distributions					Ratios/Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended	$10.22	0.05	(1.25)	(1.20)	(0.04)	–	(0.04)	–	$8.98	(11.80%)	$10,458,133	1.20%	1.01%	1.32%	104.22%
June 30, 2010 (Unaudited) (e)
Year Ended December 31, 2009 (e)	$8.26	0.09	1.96	2.05	(0.09)	–	(0.09)	–	$10.22	25.00%	$12,975,261	1.17%	1.05%	1.28%	230.98%
Year Ended December 31, 2008	$18.99	0.12	(7.75)	(7.63)	(0.11)	(2.99)	(3.10)	–	$8.26	(44.34%)	$12,145,914	1.19%	0.84%	1.19%	237.52%
Year Ended December 31, 2007	$15.90	0.06	3.10	3.16	(0.07)	–	(0.07)	–	$18.99	19.90%	$28,659,341	1.30%	0.33%	1.30%	270.07%
Year Ended December 31, 2006	$12.73	0.13	3.16	3.29	(0.12)	–	(0.12)	–	$15.90	25.88%	$29,402,523	1.21%	0.96%	1.21%	269.37%
Year Ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)	–	0.10	–	$12.73	19.34%	$29,173,437	1.29%	0.18%	1.29%	360.00%

Class III Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$10.22	0.05	(1.25)	(1.20)	(0.04)	–	(0.04)	–	$8.98	(11.80%)	$6,888,267	1.20%	1.00%	1.32%	104.22%
Year Ended December 31, 2009 (e)	$8.26	0.09	1.96	2.05	(0.09)	–	(0.09)	–	$10.22	25.00%	$9,175,367	1.17%	1.06%	1.28%	230.98%
Year Ended December 31, 2008	$18.98	0.12	(7.75)	(7.63)	(0.10)	(2.99)	(3.09)	–	$8.26	(44.33%)	$9,102,655	1.24%	0.78%	1.24%	237.52%
Year Ended December 31, 2007	$15.89	0.08	3.09	3.17	(0.08)	–	(0.08)	–	$18.98	19.94%	$26,077,031	1.26%	0.43%	1.26%	270.07%
Year Ended December 31, 2006	$12.73	0.12	3.16	3.28	(0.12)	–	(0.12)	–	$15.89	25.81%	$23,154,788	1.20%	0.93%	1.20%	269.37%
Year Ended December 31, 2005	$10.78	0.01	2.04	2.05	(0.10)	–	(0.10)	–	$12.73	19.34%	$16,198,379	1.29%	0.13%	1.29%	360.00%

Class VI Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$10.23	0.05	(1.26)	(1.21)	(0.04)	–	(0.04)	–	$8.98	(11.81%)	$957,019	1.34%	1.03%	1.46%	104.22%

Period Ended December 31, 2009 (e)(f)	$7.69	0.02	2.60	2.62	(0.08)	–	(0.08)	–	$10.23	35.40%	$560,551	1.32%	0.24%	1.38%	230.98%
Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from May 1, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore NVIT Worldwide Leaders Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Mutual Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a

12 Semiannual Report 2010

multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$—	$247,065	$—	$247,065

Air Freight & Logistics	182,286	—	—	182,286

Automobiles	—	612,085	—	612,085

Beverages	591,215	—	—	591,215

Capital Markets	—	518,842	—	518,842

Chemicals	493,935	—	—	493,935

Commercial Banks	911,438	531,309	—	1,442,747

Computers & Peripherals	774,712	—	—	774,712

Consumer Finance	662,990	—	—	662,990

Diversified Financial Services	922,728	—	—	922,728

Diversified Telecommunication Services	—	526,778	—	526,778

Electronic Equipment, Instruments & Components	—	52,577	—	52,577

Food Products	—	791,268	—	791,268

Health Care Providers & Services	—	173,436	—	173,436

Household Durables	—	317,409	—	317,409

Industrial Conglomerates	—	563,470	—	563,470

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total

Information Technology Services	$583,615	$—	$—	$583,615

Machinery	454,518	—	—	454,518

Media	797,691	—	—	797,691

Metals & Mining	774,426	491,841	—	1,266,267

Multi-Utilities	—	635,917	—	635,917

Oil, Gas & Consumable Fuels	357,414	551,334	—	908,748

Pharmaceuticals	717,278	396,758	—	1,114,036

Real Estate Management & Development	—	334,120	—	334,120

Semiconductors & Semiconductor Equipment	631,892	557,031	—	1,188,923

Software	492,414	—	—	492,414

Textiles, Apparel & Luxury Goods	729,600	—	—	729,600

Wireless Telecommunication Services	—	360,998	—	360,998

Total Common Stocks	10,078,152	7,662,238	—	17,740,390

Mutual Fund	334,599	—	—	334,599

Total Assets	$10,412,751	$7,662,238	$—	$18,074,989

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

14 Semiannual Report 2010

(e)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Gartmore Global Partners (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $50 million	0.80%

$50 million and more	0.75%

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $51,750 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 1.05% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Fiscal Year	Fiscal Year	Fiscal Year	Six Months Ended
2007 Amount	2008 Amount	2009 Amount	June 30, 2010	Total

$—	$—	$20,326	$12,520	$32,846

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets

16 Semiannual Report 2010

according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class III and Class VI shares of the Fund.

For the six months ended June 30, 2010, NFS received $15,247 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $41.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class VI shares of the Fund.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

For purposes of determining whether the redemption fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $187.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $861.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $21,268,219 and sales of $22,723,023 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or

18 Semiannual Report 2010

ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$19,256,985	$601,353	$(1,783,349)	$(1,181,996)

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 19

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

20 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

Gartmore NVIT Worldwide Leaders Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Gartmore Global Partners, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the one-, three-, and five-year periods ended September 30, 2009, the Fund’s performance for Class I shares was in the fifth, second, and first quintiles of its Peer Group, respectively. The Trustees noted that, for the one-year period ended September 30, 2009, the Fund’s Class I shares underperformed the Fund’s benchmark, the MSCI World Index, but that, for each of the three- and five-year periods ended September 30, 2009, the Fund’s Class I shares outperformed its benchmark. The Trustees also noted that the Fund has been on the watch list since the second quarter of 2009.

The Trustees then noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class I shares were in the second quintile of its Peer Group. The Trustees also noted that NFA had eliminated the performance-based fee structure applicable to the Fund effective May 1, 2009, which reduced the Fund’s investment advisory fee to the lowest level possible under the performance fee structure. The Trustees then noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees then noted that the breakpoints included in the Fund’s investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 21

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

22 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

24 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 25

Neuberger Berman NVIT Multi Cap Opportunities Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

23	Supplemental Information

25	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCO (8/10)

This page intentionally left blank

Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	Neuberger Berman NVIT Multi Cap Opportunities Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
Neuberger Berman NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Multi Cap Opportunities Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a]	01/01/10 - 06/30/10[a]

Class I Shares	Actual		1,000.00	910.50	4.07	0.86
	Hypothetical	[b]	1,000.00	1,020.53	4.31	0.86

Class II Shares	Actual		1,000.00	908.90	4.54	0.96
	Hypothetical	[b]	1,000.00	1,020.03	4.81	0.96

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	Neuberger Berman NVIT Multi Cap Opportunities Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	97.6%
Repurchase Agreements	13.5%
Mutual Fund	3.2%
Liabilities in excess of other assets	(14	.3)%

	100.0%

Top Industries †

Oil, Gas & Consumable Fuels	10.4%
Diversified Financial Services	7.7%
Capital Markets	5.2%
Insurance	4.1%
Metals & Mining	4.1%
Commercial Banks	3.9%
Personal Products	3.8%
Health Care Providers & Services	3.8%
Specialty Retail	3.7%
Health Care Equipment & Supplies	3.5%
Other Industries *	49.8%

100.0%

Top Holdings †

Bank of America Corp.	2.8%
Invesco Liquid Assets Portfolio — Institutional Class	2.8%
Berkshire Hathaway, Inc., Class B	2.4%
Canadian Natural Resources Ltd.	2.3%
Owens Corning, Inc.	2.1%
NBTY, Inc.	1.9%
EOG Resources, Inc.	1.9%
American Express Co.	1.9%
Avon Products, Inc.	1.9%
Shire PLC	1.8%
Other Holdings *	78.2%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 97.6%

	Shares	Market Value

Aerospace & Defense 2.0%
Boeing Co. (The)	72,980	$4,579,495

Automobiles 1.6%
Harley-Davidson, Inc.	156,220	3,472,771

Beverages 0.5%
Coca-Cola Co. (The)	20,410	1,022,949

Building Products 3.1%
Masco Corp.	153,990	1,656,933
Owens Corning, Inc.*	178,240	5,331,158

		6,988,091

Capital Markets 5.9%
Goldman Sachs Group, Inc. (The)	23,190	3,044,151
Invesco Ltd.	247,065	4,158,104
Morgan Stanley	143,600	3,332,956
State Street Corp.	81,960	2,771,887

		13,307,098

Commercial Banks 4.4%
Fifth Third Bancorp	268,860	3,304,289
SunTrust Banks, Inc.	109,770	2,557,641
Wells Fargo & Co.	158,480	4,057,088

		9,919,018

Computers & Peripherals 1.8%
Hewlett-Packard Co.	94,020	4,069,186

Construction & Engineering 1.2%
Chicago Bridge & Iron Co. NV NYRS-NL REG*	144,635	2,720,584

Consumer Finance 3.1%
American Express Co.	122,345	4,857,096
Capital One Financial Corp.	49,880	2,010,164

		6,867,260

Diversified Financial Services 8.9%
Bank of America Corp.	507,400	7,291,338
Citigroup, Inc.*	1,061,121	3,989,815
JPMorgan Chase & Co.	118,530	4,339,383
Moody’s Corp.	210,860	4,200,331

		19,820,867

Electrical Equipment 1.9%
ABB Ltd. ADR-CH* (a)	243,380	4,205,606

Energy Equipment & Services 2.8%
Halliburton Co.	95,050	2,333,477
National Oilwell Varco, Inc.	66,980	2,215,029
Weatherford International Ltd.*	126,280	1,659,319

		6,207,825

Food & Staples Retailing 1.2%
CVS Caremark Corp.	89,260	2,617,103

Health Care Equipment & Supplies 4.0%
Boston Scientific Corp.*	281,540	1,632,932
Covidien PLC	77,990	3,133,638
Zimmer Holdings, Inc.*	76,040	4,109,962

		8,876,532

Health Care Providers & Services 4.3%
Aetna, Inc.	126,555	3,338,521
AmerisourceBergen Corp.	81,490	2,587,308
WellPoint, Inc.*	76,350	3,735,805

		9,661,634

Household Durables 1.5%
NVR, Inc.*	1,830	1,198,705
Whirlpool Corp.	24,520	2,153,346

		3,352,051

Household Products 1.3%
Energizer Holdings, Inc.*	58,865	2,959,732

Independent Power Producers & Energy Traders 0.7%
NRG Energy, Inc.* (a)	71,465	1,515,773

Industrial Conglomerates 1.8%
McDermott International, Inc.*	96,235	2,084,450
Textron, Inc. (a)	120,180	2,039,455

		4,123,905

Information Technology Services 1.3%
Lender Processing Services, Inc.	92,210	2,887,095

Insurance 4.7%
Berkshire Hathaway, Inc., Class B* (a)	76,550	6,100,270
MetLife, Inc.	90,915	3,432,950
Principal Financial Group, Inc.	45,900	1,075,896

		10,609,116

Machinery 3.7%
Bucyrus International, Inc. (a)	34,940	1,657,903
Ingersoll-Rand PLC (a)	91,950	3,171,356
Joy Global, Inc.	32,200	1,612,898
Terex Corp.*	100,980	1,892,365

		8,334,522

Media 2.0%
McGraw-Hill Cos., Inc. (The) (a)	162,140	4,562,620

Metals & Mining 4.7%
Freeport-McMoRan Copper & Gold, Inc.	32,705	1,933,847
Teck Resources Ltd., Class B	144,065	4,261,443
United States Steel Corp. (a)	28,980	1,117,179

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Metals & Mining (continued)

Walter Energy, Inc. (a)	24,765	$1,506,950
Xstrata PLC	122,020	1,597,810

		10,417,229

Multiline Retail 2.9%
J.C. Penney Co., Inc.	180,710	3,881,651
Macy’s, Inc.	149,585	2,677,571

		6,559,222

Oil, Gas & Consumable Fuels 11.9%
Canadian Natural Resources Ltd.	172,800	5,742,145
Cenovus Energy, Inc.	130,600	3,368,174
EOG Resources, Inc.	50,310	4,948,995
Peabody Energy Corp.	51,200	2,003,456
Petrohawk Energy Corp.*	51,200	868,864
Petroleo Brasileiro SA ADR-BR (a)	125,410	4,304,071
Southwestern Energy Co.*	95,070	3,673,505
Talisman Energy, Inc.	111,860	1,698,035

		26,607,245

Paper & Forest Products 0.5%
International Paper Co.	50,120	1,134,216

Personal Products 4.4%
Avon Products, Inc.	180,270	4,777,155
NBTY, Inc.*	146,535	4,983,655

		9,760,810

Pharmaceuticals 2.1%
Shire PLC ADR-IE (a)	76,660	4,705,391

Semiconductors & Semiconductor Equipment 1.0%
Intel Corp.	77,060	1,498,817
Lam Research Corp.*	18,000	685,080

		2,183,897

Software 2.2%
Check Point Software Technologies*	75,440	2,223,971
Oracle Corp.	128,130	2,749,670

		4,973,641

Specialty Retail 4.2%
Best Buy Co., Inc.	118,895	4,025,785
Limited Brands, Inc.	67,300	1,485,311
Lowe’s Cos., Inc.	187,910	3,837,122

		9,348,218

Total Common Stocks (cost $225,221,249)		218,370,702

Mutual Fund 3.2%

	Shares	Market Value

Money Market Fund 3.2%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (b)	7,061,521	7,061,521

Total Mutual Fund (cost $7,061,521)		7,061,521

Repurchase Agreements 13.5%

	Principal Amount	Market Value

Morgan Stanley, 0.02%, dated 06/30/10, due 07/01/10, repurchase price $15,222,656, collateralized by U.S. Government Agency Mortgages ranging 4.00%-8.50%, maturing 03/01/15-06/01/40; total market value of $15,527,646. (c)	$15,222,648	15,222,648
Barclays Capital, 0.02%, dated 06/30/10, due 07/01/10, repurchase price $15,000,008, collateralized by U.S. Treasury Notes 1.88%, maturing 06/30/15; total market value of $15,300,001. (c)	15,000,000	15,000,000

Total Repurchase Agreements (cost $30,222,648)		30,222,648

Total Investments (cost $262,505,418) (d) — 114.3%		255,654,871

Liabilities in excess of other assets — (14.3)%		(31,937,902)

NET ASSETS — 100.0%		$223,716,969

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $29,178,969.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of June 30, 2010 was $30,222,648.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

CH	Switzerland

6 Semiannual Report 2010

IE	Ireland

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Neuberger Berman
NVIT Multi Cap Opportunities Fund

Assets:
Investments, at value * (cost $232,282,770)	$225,432,223
Repurchase agreements, at value and cost	30,222,648

Total Investments	255,654,871

Cash	114
Dividends receivable	78,897
Security lending income receivable	4,516
Receivable for investments sold	838
Receivable for capital shares issued	29,050
Reclaims receivable	2,051
Prepaid expenses and other assets	3,013

Total Assets	255,773,350

Liabilities:
Payable for investments purchased	1,467,379
Payable for capital shares redeemed	181,548
Payable upon return of securities loaned (Note 2)	30,222,648
Accrued expenses and other payables:
Investment advisory fees	118,253
Fund administration fees	11,094
Distribution fees	3,076
Administrative servicing fees	25,187
Accounting and transfer agent fees	2,606
Trustee fees	598
Compliance program costs (Note 3)	1,944
Professional fees	12,064
Other	9,984

Total Liabilities	32,056,381

Net Assets	$223,716,969

Represented by:
Capital	$221,319,125
Accumulated undistributed net investment income	57,323
Accumulated net realized gains from investment and foreign currency transactions	9,191,068
Net unrealized appreciation/(depreciation) from investments	(6,850,547)

Net Assets	$223,716,969

Net Assets:
Class I Shares	$208,706,349
Class II Shares	15,010,620

Total	$223,716,969

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	27,540,165
Class II Shares	1,992,923

Total	29,533,088

*	Includes value of securities on loan of $29,178,969 (Note 2)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Neuberger Berman
NVIT Multi Cap Opportunities Fund

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.58
Class II Shares	$7.53

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Neuberger Berman
NVIT Multi Cap
Opportunities Fund

INVESTMENT INCOME:
Dividend income	$1,200,879
Income from securities lending (Note 2)	8,987
Foreign tax withholding	(17,279)

Total Income	1,192,587

EXPENSES:
Investment advisory fees	785,031
Fund administration fees	55,442
Distribution fees Class II Shares	20,147
Administrative servicing fees Class I Shares	184,170
Professional fees	18,056
Printing fees	52,144
Trustee fees	4,548
Custodian fees	4,729
Accounting and transfer agent fees	2,426
Compliance program costs (Note 3)	554
Other	5,553

Total expenses before earnings credits	1,132,800
Earnings credit (Note 4)	(13)

Net Expenses	1,132,787

NET INVESTMENT INCOME	59,800

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	9,522,520
Net realized losses from foreign currency transactions (Note 2)	(3,603)

Net realized gains from investment and foreign currency transactions	9,518,917

Net change in unrealized appreciation/(depreciation) from investments	(31,925,489)

Net realized/unrealized losses from investments and foreign currency transactions	(22,406,572)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(22,346,772)

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Statements of Changes in Net Assets

	Neuberger Berman NVIT
	Multi Cap Opportunities Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$59,800	$202,374
Net realized gains from investment and foreign currency transactions	9,518,917	3,999,657
Net change in unrealized appreciation/(depreciation) from investments	(31,925,489)	25,941,063

Change in net assets resulting from operations	(22,346,772)	30,143,094

Distributions to Shareholders From:
Net investment income:
Class I	(13,641)	(171,596)
Class II	–	–
Net realized gains:
Class I	(3,406,627)	(542,839)
Class II	(236,806)	(24,213)

Change in net assets from shareholder distributions	(3,657,074)	(738,648)

Change in net assets from capital transactions	(12,423,723)	231,123,756

Change in net assets	(38,427,569)	260,528,202

Net Assets:
Beginning of period	262,144,538	1,616,336

End of period	$223,716,969	$262,144,538

Accumulated undistributed net investment income at end of period	$57,323	$11,164

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$3,202,182	$16,062,717
Proceeds from shares issued in-kind (Note 8)	–	232,822,777
Dividends reinvested	3,420,268	714,435
Cost of shares redeemed	(24,869,141)	(26,913,011)

Total Class I	(18,246,691)	222,686,918

Class II Shares
Proceeds from shares issued	10,969,232	9,389,246
Dividends reinvested	236,806	24,213
Cost of shares redeemed	(5,383,070)	(976,621)

Total Class II	5,822,968	8,436,838

Change in net assets from capital transactions	$(12,423,723)	$231,123,756

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	Neuberger Berman NVIT
	Multi Cap Opportunities Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	$357,746	$2,246,784
Issued in-kind (Note 8)	–	30,643,846
Reinvested	410,596	84,250
Redeemed	(2,875,307)	(3,463,303)

Total Class I Shares	(2,106,965)	29,511,577

Class II Shares
Issued	1,257,240	1,348,284
Reinvested	28,600	2,872
Redeemed	(665,920)	(135,215)

Total Class II Shares	619,920	1,215,941

Total change in shares	(1,487,045)	30,727,518

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Multi Cap Opportunities Fund

		Operations			Distributions					Ratios / Supplemental Data

												Ratio of Net
			Net Realized									Investment	Ratio of
			and									Income	Expenses
	Net Asset		Unrealized								Ratio of	(Loss)	(Prior to
	Value,	Net	Gains (Losses)	Total	Net	Net		Net Asset		Net Assets	Expenses	to Average	Reimbursements)
	Beginning	Investment	from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	Net	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Assets (b)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.45	–	(0.75)	(0.75)	–	(0.12)	(0.12)	$7.58	(8.95%)	$208,706,349	0.86%	0.05%	0.86%	24.19%
Year Ended December 31, 2009 (e)	$5.54	0.02	2.92	2.94	(0.01)	(0.02)	(0.03)	$8.45	52.96%	$250,604,126	0.86%	0.21%	0.86%	85.68%
Period Ended December 31, 2008 (e) (f)	$10.00	0.05	(4.51)	(4.46)	–	–	–	$5.54	(44.70%)	$750,526	0.78%	0.84%	1.93%	25.43%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.41	–	(0.76)	(0.76)	–	(0.12)	(0.12)	$7.53	(9.11%)	$15,010,620	0.96%	(0.04%)	0.96%	24.19%
Year Ended December 31, 2009 (e)	$5.51	0.01	2.91	2.92	–	(0.02)	(0.02)	$8.41	52.96%	$11,540,412	1.00%	0.11%	1.05%	85.68%
Period Ended December 31, 2008 (e) (f)	$10.00	0.04	(4.53)	(4.49)	–	–	–	$5.51	(44.90%)	$865,810	1.10%	0.68%	2.30%	25.43%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Multi Cap Opportunities Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the

14 Semiannual Report 2010

yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$4,579,495	$—	$—	$4,579,495

Automobiles	3,472,771	—	—	3,472,771

Beverages	1,022,949	—	—	1,022,949

Building Products	6,988,091	—	—	6,988,091

Capital Markets	13,307,098	—	—	13,307,098

Commercial Banks	9,919,018	—	—	9,919,018

Computers & Peripherals	4,069,186	—	—	4,069,186

Construction & Engineering	2,720,584	—	—	2,720,584

Consumer Finance	6,867,260	—	—	6,867,260

Diversified Financial Services	19,820,867	—	—	19,820,867

Electrical Equipment	4,205,606	—	—	4,205,606

Energy Equipment & Services	6,207,825	—	—	6,207,825

Food & Staples Retailing	2,617,103	—	—	2,617,103

Health Care Equipment & Supplies	8,876,532	—	—	8,876,532

Heath Care Providers & Services	9,661,634	—	—	9,661,634

Household Durables	3,352,051	—	—	3,352,051

Household Products	2,959,732	—	—	2,959,732

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total

Independent Power Producers & Energy Traders	$1,515,773	$—	$—	$1,515,773

Industrial Conglomerates	4,123,905	—	—	4,123,905

Information Technology Services	2,887,095	—	—	2,887,095

Insurance	10,609,116	—	—	10,609,116

Machinery	8,334,522	—	—	8,334,522

Media	4,562,620	—	—	4,562,620

Metals & Mining	8,819,419	1,597,810	—	10,417,229

Multiline Retail	6,559,222	—	—	6,559,222

Oil, Gas & Consumable Fuels	26,607,245	—	—	26,607,245

Paper & Forest Products	1,134,216	—	—	1,134,216

Personal Products	9,760,810	—	—	9,760,810

Pharmaceuticals	4,705,391	—	—	4,705,391

Semiconductors & Semiconductor Equipment	2,183,897	—	—	2,183,897

Software	4,973,641	—	—	4,973,641

Specialty Retail	9,348,218	—	—	9,348,218

Total Common Stocks	216,772,892	1,597,810	—	218,370,702

Mutual Fund	7,061,521	—	—	7,061,521

Repurchase Agreements	—	30,222,648	—	30,222,648

Total Assets	$223,834,413	$31,820,458	$—	$225,654,871

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into

16 Semiannual Report 2010

a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$29,178,969	$30,222,648

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Beginning May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1 billion	0.60%

$1 billion and more	0.55%

18 Semiannual Report 2010

Prior to May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.60%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $457,934 for the six months ended June 30, 2010.

Until April 30, 2010, the Trust and NFA had entered into a written Expense Limitation Agreement, which limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.78% for all share classes.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Fiscal Year	Six Months Ended
2008 Amount (a)	2009 Amount	June 30, 2010	Total

$13,634	$—	$—	$13,634

(a)	For the period March 28, 2008 (commencement of operations) through December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $184,170 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $554.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under

20 Semiannual Report 2010

this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $61,234,022 and sales of $77,513,823 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. Other

During the year-ended December 31, 2009, the Fund issued shares of beneficial interest in exchange for securities tendered to the Fund by the purchaser of such shares. On August 14, 2009, the Fund issued 6,898,027 shares of beneficial interest in exchange for securities with a market value of $52,425,006 on such date; 23,331,397 shares of beneficial interest in exchange for securities with a market value of $177,318,617 on such date. On September 2, 2009, the Fund issued 414,422 shares of beneficial interest in exchange for securities with a market value of $3,079,154.

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$262,706,185	$12,003,725	$(19,055,039)	$(7,051,314)

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

22 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 23

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

Neuberger Berman NVIT Multi Cap Opportunities Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Neuberger Berman Management, LLC (“Neuberger Berman”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. Turning to performance, the Trustees noted that, for the one-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the second quintile of its Peer Group and outperformed its benchmark, the Russell 1000 Value Index. In light of the Fund’s relatively short performance history, the Trustees took into consideration Neuberger Berman’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of Neuberger Berman.

With respect to expenses, the Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class II shares were in the second quintile of its Peer Group. The Trustees then noted that the Fund’s actual advisory fee was in the first quintile of its Peer Universe. The Trustees also noted that shareholders of the Fund received the benefit of an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

24 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 25

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

26 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 27

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28 Semiannual Report 2010

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Neuberger Berman NVIT Socially Responsible Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

22	Supplemental Information

24	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SR (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	Neuberger Berman NVIT Socially Responsible Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
Neuberger Berman NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Socially Responsible Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a]	01/01/10 - 06/30/10[a]

Class I Shares	Actual		1,000.00	995.30	3.91	0.79
	Hypothetical	[b]	1,000.00	1,020.88	3.96	0.79

Class II Shares	Actual		1,000.00	994.80	4.35	0.88
	Hypothetical	[b]	1,000.00	1,020.43	4.41	0.88

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	Neuberger Berman NVIT Socially Responsible Fund
June 30, 2010 (Unaudited)

Asset Allocation Responsible Fund

Common Stocks	98.5%
Mutual Fund	1.6%
Repurchase Agreement	0.8%
Liabilities in excess of other assets	(0	.9)%

	100.0%

Top Industries †

Media	10.7%
Oil, Gas & Consumable Fuels	9.5%
Semiconductors & Semiconductor Equipment	8.1%
Pharmaceuticals	7.4%
Electronic Equipment, Instruments & Components	6.6%
Health Care Equipment & Supplies	5.8%
Capital Markets	5.8%
Insurance	5.5%
Machinery	4.5%
Software	4.4%
Other Industries *	31.7%

100.0%

Top Holdings †

Altera Corp.	5.1%
Danaher Corp.	4.5%
Washington Post Co. (The), Class B	4.5%
Novo Nordisk AS	4.5%
Intuit, Inc.	4.4%
Yahoo!, Inc.	4.1%
3M Co.	4.0%
BG Group PLC	3.9%
Newfield Exploration Co.	3.8%
Scripps Networks Interactive, Inc., Class A	3.4%
Other Holdings *	57.8%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.5%

	Shares	Market Value

Capital Markets 5.8%
Bank of New York Mellon Corp. (The)	283,095	$6,989,615
Charles Schwab Corp. (The)	579,850	8,222,273

		15,211,888

Chemicals 3.5%
Novozymes AS, Class B	24,315	2,594,533
Praxair, Inc.	85,035	6,461,810

		9,056,343

Commercial Services & Supplies 2.6%
Herman Miller, Inc.	353,580	6,672,055

Electronic Equipment, Instruments & Components 6.7%
Anixter International, Inc.*	196,580	8,374,308
National Instruments Corp.	283,325	9,004,068

		17,378,376

Energy Equipment & Services 3.0%
Smith International, Inc.	206,455	7,773,031

Food Products 3.2%
JM Smucker Co. (The)	137,420	8,275,432

Health Care Equipment & Supplies 5.9%
Becton, Dickinson and Co.	115,985	7,842,906
Covidien PLC	186,580	7,496,784

		15,339,690

Household Products 3.3%
Procter & Gamble Co. (The)	143,205	8,589,436

Industrial Conglomerates 4.1%
3M Co.	133,735	10,563,728

Insurance 5.5%
Markel Corp.*	16,090	5,470,600
Progressive Corp. (The)	474,935	8,890,783

		14,361,383

Internet Software & Services 4.1%
Yahoo!, Inc.*	782,105	10,816,512

Machinery 4.6%
Danaher Corp.	321,240	11,924,429

Media 10.8%
Comcast Corp., Special Class A	447,050	7,345,031
Scripps Networks Interactive, Inc., Class A	224,055	9,038,379
Washington Post Co. (The), Class B	28,555	11,721,256

		28,104,666

Oil, Gas & Consumable Fuels 9.6%
BG Group PLC	691,779	10,288,719
Cimarex Energy Co.	67,565	4,836,303
Newfield Exploration Co.*	201,605	9,850,420

		24,975,442

Pharmaceuticals 7.5%
Novo Nordisk AS ADR-DK	76,855	6,226,792
Novo Nordisk AS, Class B	67,643	5,465,064
Roche Holding AG	14,489	1,994,291
Roche Holding AG ADR-CH	167,780	5,754,854

		19,441,001

Professional Services 1.6%
ICF International, Inc.*	179,445	4,294,119

Road & Rail 2.0%
Canadian National Railway Co.	91,275	5,237,359

Semiconductors & Semiconductor Equipment 8.1%
Altera Corp.	539,890	13,394,671
Texas Instruments, Inc.	334,115	7,778,197

		21,172,868

Software 4.5%
Intuit, Inc.*	335,930	11,680,286

Trading Companies & Distributors 2.1%
W.W. Grainger, Inc. (a)	56,395	5,608,483

Total Common Stocks (cost $246,784,928)		256,476,527

Mutual Fund 1.6%

Money Market Fund 1.6%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (b)	4,168,973	4,168,973

Total Mutual Fund (cost $4,168,973)		4,168,973

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund (Continued)

Repurchase Agreement 0.8%

	Principal Amount	Market Value

Morgan Stanley, 0.03%, dated 06/30/10, due 07/01/10, repurchase price $2,177,927, collateralized by U.S. Government Agency Securities 4.00% – 8.50%, maturing 03/01/15 – 06/01/40; total market value of $2,221,561 (c)	$2,177,925	$2,177,925

Total Repurchase Agreement (cost $2,177,925)		2,177,925

Total Investments (cost $253,131,826) (d) — 100.9%		262,823,425

Liabilities in excess of other assets — (0.9%)		(2,406,800)

NET ASSETS — 100.0%		$260,416,625

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $2,118,285.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of June 30, 2010 was $2,177,925.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

CH	Switzerland

DK	Denmark

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Neuberger Berman
NVIT Socially
Responsible Fund

Assets:
Investments, at value* (cost $250,953,901)	$260,645,500
Repurchase agreement, at value and cost	2,177,925

Total Investments	262,823,425

Foreign currencies, at value (cost $3,848)	3,969
Dividends receivable	39,871
Security lending income receivable	1,638
Receivable for capital shares issued	27
Reclaims receivable	11,103
Prepaid expenses and other assets	2,483

Total Assets	262,882,516

Liabilities:
Payable for capital shares redeemed	51,909
Cash overdraft (Note 2)	1,107
Payable upon return of securities loaned (Note 2)	2,177,925
Accrued expenses and other payables:
Investment advisory fees	145,608
Fund administration fees	11,712
Distribution fees	19,729
Administrative servicing fees	12,611
Accounting and transfer agent fees	2,474
Custodian fees	2,044
Compliance program costs (Note 3)	1,272
Professional fees	15,188
Printing fees	13,995
Other	10,317

Total Liabilities	2,465,891

Net Assets	$260,416,625

Represented by:
Capital	$328,580,460
Accumulated undistributed net investment income	116,304
Accumulated net realized losses from investment and foreign currency transactions	(77,971,834)
Net unrealized appreciation/(depreciation) from investments	9,691,599
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	96

Net Assets	$260,416,625

Net Assets:
Class I Shares	$5,628,688
Class II Shares	254,787,937

Total	$260,416,625

* Includes value of securities on loan of $2,118,285 (Note 2).

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Assets and Liabilities (Continued)

Neuberger Berman
NVIT Socially
Responsible Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	672,422
Class II Shares	30,466,215

Total	31,138,637

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.37
Class II Shares	$8.36

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Neuberger Berman
NVIT Socially
Responsible Fund

INVESTMENT INCOME:
Dividend income	$1,939,876
Income from securities lending (Note 2)	3,090
Foreign tax withholding	(42,330)

Total Income	1,900,636

EXPENSES:
Investment advisory fees	910,207
Fund administration fees	57,970
Distribution fees Class II Shares	342,809
Administrative servicing fees Class I Shares	1,454
Administrative servicing fees Class II Shares	68,564
Professional fees	19,165
Printing fees	20,664
Trustee fees	5,172
Custodian fees	6,251
Accounting and transfer agent fees	2,363
Compliance program costs (Note 3)	554
Other	8,088

Total expenses before earnings credits	1,443,261
Distribution fees voluntarily waived — Class II (Note 3)	(219,400)
Earnings credit (Note 4)	(7)

Net Expenses	1,223,854

NET INVESTMENT INCOME	676,782

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,737,547)
Net realized gains from foreign currency transactions (Note 2)	7,242

Net realized losses from investment and foreign currency transactions	(1,730,305)

Net change in unrealized appreciation/(depreciation) from investments	1,038,872
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	1,752

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	1,040,624

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(689,681)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,899)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets

	Neuberger Berman NVIT
	Socially Responsible Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$676,782	$988,684
Net realized losses from investment and foreign currency transactions	(1,730,305)	(56,944,759)
Net change in unrealized appreciation from investments and translations of assets and liabilities denominated in foreign currencies	1,040,624	132,829,522

Change in net assets resulting from operations	(12,899)	76,873,447

Distributions to Shareholders From:
Net investment income:
Class I	(14,437)	(27,826)
Class II	(547,605)	(1,035,183)
Return of capital:
Class I	–	(3,002)
Class II	–	(111,677)

Change in net assets from shareholder distributions	(562,042)	(1,177,688)

Change in net assets from capital transactions	(31,049,833)	(49,248,711)

Change in net assets	(31,624,774)	26,447,048

Net Assets:
Beginning of period	292,041,399	265,594,351

End of period	$260,416,625	$292,041,399

Accumulated undistributed net investment income at end of period	$116,304	$1,564

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$962,035	$1,340,897
Dividends reinvested	14,437	30,828
Cost of shares redeemed	(1,543,553)	(4,608,460)

Total Class I	(567,081)	(3,236,735)

Class II Shares
Proceeds from shares issued	7,359,646	39,365,588
Dividends reinvested	547,605	1,146,860
Cost of shares redeemed	(38,390,003)	(86,524,424)

Total Class II	(30,482,752)	(46,011,976)

Change in net assets from capital transactions	$(31,049,833)	$(49,248,711)

SHARE TRANSACTIONS:
Class I Shares
Issued	108,743	205,750
Reinvested	1,611	4,450
Redeemed	(175,084)	(717,957)

Total Class I Shares	(64,730)	(507,757)

Amounts designated as “–“ are zero or have been rounded to zero.
The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

	Neuberger Berman NVIT
	Socially Responsible Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	817,869	6,345,462
Reinvested	61,171	167,827
Redeemed	(4,343,855)	(12,589,492)

Total Class II Shares	(3,464,815)	(6,076,203)

Total change in shares	(3,529,545)	(6,583,960)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

Neuberger Berman NVIT Socially Responsible Fund

		Operations			Distributions					Ratios/Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Return		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	of	Total	Value, End	Total	at End	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Capital	Distributions	of Period	Return (a)	of Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.43	0.02	(0.06)	(0.04)	(0.02)	–	(0.02)	$8.37	(0.47%)	$5,628,688	0.79%	0.56%	0.79%	15.34%
Year Ended December 31, 2009 (e)	$6.44	0.03	1.99	2.02	(0.03)	–	(0.03)	$8.43	31.53%	$6,215,347	0.76%	0.43%	0.79%	45.46%
Period Ended December 31, 2008 (f)	$10.00	0.04	(3.56)	(3.52)	(0.04)	–	(0.04)	$6.44	(35.25%)	$8,022,553	0.82%	0.74%	0.93%	38.63%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.42	0.02	(0.06)	(0.04)	(0.02)	–	(0.02)	$8.36	(0.52%)	$254,787,937	0.88%	0.48%	1.04%	15.34%
Year Ended December 31, 2009 (e)	$6.44	0.02	1.99	2.01	(0.03)	–	(0.03)	$8.42	31.27%	$285,826,052	0.85%	0.34%	0.93%	45.46%
Period Ended December 31, 2008 (f)	$10.00	0.04	(3.56)	(3.52)	(0.04)	–	(0.04)	$6.44	(35.27%)	$257,571,798	0.91%	0.59%	1.07%	38.63%
Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Neuberger Berman NVIT Socially Responsible Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Capital Markets	$15,211,888	$—	$—	$15,211,888
Chemicals	6,461,810	2,594,533	—	9,056,343
Commercial Services & Supplies	6,672,054	—	—	6,672,054
Electronic Equipment, Instruments & Components	17,378,376	—	—	17,378,376
Energy Equipment & Services	7,773,031	—	—	7,773,031
Food Products	8,275,432	—	—	8,275,432
Health Care Equipment & Supplies	15,339,690	—	—	15,339,690
Household Products	8,589,436	—	—	8,589,436
Industrial Conglomerates	10,563,728	—	—	10,563,728
Insurance	14,361,383	—	—	14,361,383
Internet Software & Services	10,816,512	—	—	10,816,512
Machinery	11,924,429	—	—	11,924,429
Media	28,104,667	—	—	28,104,667
Oil, Gas & Consumable Fuels	14,686,723	10,288,719	—	24,975,442
Pharmaceuticals	11,981,646	7,459,355	—	19,441,001
Professional Services	4,294,119	—	—	4,294,119
Road & Rail	5,237,359	—	—	5,237,359
Semiconductors & Semiconductor Equipment	21,172,868	—	—	21,172,868

14 Semiannual Report 2010

Asset Type	Level 1	Level 2	Level 3	Total

Software	$11,680,286	$—	$—	$11,680,286
Trading Companies & Distributors	5,608,483	—	—	5,608,483

Total Common Stocks	236,133,920	20,342,607	—	256,476,527

Mutual Fund	4,168,973	—	—	4,168,973

Repurchase Agreement	—	2,177,925	—	2,177,925

Total Assets	$240,302,893	$22,520,532	$—	$262,823,425

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $1,107 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 4.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(d)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$2,118,285	$2,177,925

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the

16 Semiannual Report 2010

technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Management, LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Beginning May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1 billion	0.65%

$1 billion and more	0.60%

Prior to May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.65%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $490,110 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.78% for all share classes until at least April 30, 2011.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Fiscal Year	Six Months Ended
2008 Amount (a)	2009 Amount	June 30, 2010	Total

$4,126	$82,127	$—	$86,253

(a)	For the period March 28, 2008 (commencement of operations) through December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets

18 Semiannual Report 2010

according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2010, NFS received $70,018 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $554.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund. Beginning May 1, 2010, the Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2011. During the six months ended June 30, 2010, the waiver of such distribution fees by NFD amounted to $219,400.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $41,827,281 and sales of $70,671,145 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Social Policy Risk. The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:

•	undervalued stocks that do not meet the social criteria could outperform those that do;

•	economic or political changes could make certain companies less attractive for investment; or

•	the social policy could cause the Fund to see or avoid stocks that subsequently perform well.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

20 Semiannual Report 2010

8. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$255,813,258	$27,398,072	$(20,387,905)	$7,010,167

9. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 21

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

22 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

Neuberger Berman NVIT Socially Responsible Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Neuberger Berman Management, LLC (“Neuberger Berman”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that, for the one-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the fifth quintile of its Peer Group and underperformed its benchmark, the S&P 500® Index. The Trustees noted that the Fund’s relatively short performance history may not be a reliable indicator of the Fund’s performance over longer periods. The Trustees noted that, for the period since inception through September 30, 2009, the Fund’s performance was only two basis points below its benchmark. As was the case upon initial approval of Neuberger Berman, the Trustees took into consideration Neuberger Berman’s performance and services over longer periods regarding the management of comparable accounts.

The Trustees noted that the contractual advisory fee for Class II shares was in the first quintile of the Fund’s Peer Group, and that its actual advisory fee and total expenses were in the second quintile of its Peer Group. The Trustees also noted that shareholders of the Fund received the benefit of an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 23

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

24 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 25

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

26 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 27

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NVIT Bond Index Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

30	Statement of Assets and Liabilities

31	Statement of Operations

32	Statements of Changes in Net Assets

33	Financial Highlights

34	Notes to Financial Statements

42	Supplemental Information

44	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-BDX (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Bond Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Bond Index Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a]	01/01/10 - 06/30/10[a]

Class Y Shares	Actual		1,000.00	1,052.40	1.37	0.27
	Hypothetical	[b]	1,000.00	1,023.46	1.35	0.27

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Bond Index Fund
June 30, 2010 (Unaudited)

Asset Allocation

U.S. Government Mortgage Backed Agencies	34.0%
U.S. Treasury Notes	26.9%
Corporate Bonds	19.4%
U.S. Government Sponsored & Agency Obligations	5.3%
U.S. Treasury Bonds	4.6%
Mutual Fund	3.4%
Commercial Mortgage Backed Securities	2.8%
Sovereign Bonds	2.5%
Yankee Dollars	0.8%
Municipal Bonds	0.6%
Asset-Backed Securities	0.5%
Repurchase Agreement	0.3%
Liabilities in excess of other assets	(1	.1)%

	100.0%

Top Industries †

Diversified Financial Services	3.4%
Oil, Gas & Consumable Fuels	1.7%
Commercial Banks	1.6%
Electric Utilities	1.4%
Diversified Telecommunication Services	1.2%
Media	1.2%
Insurance	1.0%
Capital Markets	1.0%
Pharmaceuticals	0.9%
Aerospace & Defense	0.5%
Other Industries *	86.1%

100.0%

Top Holdings †

Freddie Mac Gold Pool, 5.00%, 02/01/40	3.5%
Invesco Liquid Assets Portfolio — Institutional Class	3.3%
Fannie Mae Pool, 5.00%, 05/01/33	2.8%
Fannie Mae Pool, 6.00%, 09/01/37	2.7%
Freddie Mac Gold Pool, 6.00%, 08/15/40	2.5%
U.S. Treasury Note, 4.50%, 09/30/11	1.9%
Freddie Mac Gold Pool, 5.50%, 05/01/39	1.8%
U.S. Treasury Note, 1.38%, 09/15/12	1.8%
U.S. Treasury Note, 3.38%, 11/15/19	1.8%
U.S. Treasury Note, 3.63%, 08/15/19	1.7%
Other Holdings *	76.2%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Market Value

Automobile 0.3%
Ford Credit Auto Owner Trust, Series 2009-E, Class A3, 1.51%, 01/15/14	$749,000	$753,354
USAA Auto Owner Trust, Series 2008-3, Class A3, 4.28%, 10/15/12	2,949,702	3,001,057

		3,754,411

Credit Card 0.2%
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	3,321,000	3,450,208

Home Equity 0.0%†
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 0.43%, 01/25/37 (a)	410,257	408,492

Total Asset-Backed Securities (cost $7,490,278)		7,613,111

Commercial Mortgage Backed Securities 2.8%

Banc of America Commercial Mortgage, Inc. Series 2006-6, Class A4, 5.36%, 10/10/45	4,070,000	4,074,549
Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	2,323,738
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,991,000	1,699,224
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 6.30%, 12/10/49 (a)	3,271,583	3,360,421
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43 (a)	5,820,000	6,140,016
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 6.02%, 05/15/46 (a)	2,080,000	2,032,247
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2 7.20%, 10/15/32	637,422	637,436
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5 5.28%, 08/10/38 (a)	3,067,000	3,246,581
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42 (a)	2,224,000	2,087,175
Series 2006-LDP7, Class A4, 6.06%, 04/15/45 (a)	3,339,000	3,558,223
Series 2007-CB18, Class AM, 5.47%, 06/12/47 (a)	420,000	358,844
Series 2007-LD12, Class A2, 5.83%, 02/15/51	2,200,000	2,282,118
LB-UBS Commercial Mortgage Trust Series 2003-C8, Class A4, 5.12%, 11/15/32 (a)	3,109,000	3,321,226
Series 2007-C1, Class A2, 5.32%, 02/15/40	2,140,000	2,200,413
Morgan Stanley Capital I Series 2005-T19, Class A2, 4.73%, 06/12/47	577,264	576,917
Series 2007-IQ14, Class A4, 5.69%, 04/15/49 (a)	2,080,000	2,006,366
Wachovia Bank Commercial Mortgage Trust Series 2002-C1, Class C, 6.55%, 04/15/34	1,711,000	1,806,939
Series 2006-C25, Class A5, 5.92%, 05/15/43 (a)	800,000	856,353
Series 2007-C33, Class A4, 6.10%, 02/15/51 (a)(b)	1,945,000	1,910,481

Total Commercial Mortgage Backed Securities (cost $39,012,503)		44,479,267

Corporate Bonds 19.4%

Aerospace & Defense 0.5%
Boeing Co. (The), 4.88%, 02/15/20	1,100,000	1,211,153
General Dynamics Corp., 4.25%, 05/15/13	250,000	269,509
Goodrich Corp.
6.29%, 07/01/16	354,000	414,605
6.80%, 07/01/36	185,000	223,611
Honeywell International, Inc.
6.13%, 11/01/11	147,000	156,924
5.40%, 03/15/16	705,000	805,540
5.30%, 03/01/18	840,000	959,210
Lockheed Martin Corp.
6.15%, 09/01/36	354,000	409,588
5.72%, 06/01/40 (c)	215,000	232,885
McDonnell Douglas Corp., 9.75%, 04/01/12	600,000	687,618

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Aerospace & Defense (continued)

Northrop Grumman Systems Corp., 7.75%, 02/15/31	$118,000	$158,246
Raytheon Co.
5.50%, 11/15/12	88,000	96,602
6.40%, 12/15/18	206,000	247,098
7.00%, 11/01/28	133,000	166,315
Rockwell Collins, Inc., 4.75%, 12/01/13	295,000	319,430
United Technologies Corp.
4.88%, 05/01/15	545,000	609,450
6.13%, 07/15/38	400,000	468,115

		7,435,899

Air Freight & Logistics 0.0%†
United Parcel Service of America, Inc.
8.38%, 04/01/20	118,000	162,829
8.38%, 04/01/30 (d)	177,000	240,348
United Parcel Service, Inc., 6.20%, 01/15/38	295,000	354,641

		757,818

Airlines 0.0%†
Qantas Airways Ltd., 6.05%, 04/15/16 (c)	177,000	183,427
Southwest Airlines Co., 5.13%, 03/01/17	147,000	149,172

		332,599

Auto Components 0.0%†
Johnson Controls, Inc., 4.88%, 09/15/13	177,000	190,660

Automobile 0.2%
Daimler Finance North America LLC
5.88%, 03/15/11	1,987,000	2,047,337
7.30%, 01/15/12	389,000	419,307
6.50%, 11/15/13	487,000	545,069

		3,011,713

Beverages 0.3%
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	29,000	30,547
5.00%, 03/01/19	236,000	245,568
5.75%, 04/01/36	324,000	334,144
6.00%, 11/01/41	147,000	151,859
Bottling Group LLC, 4.63%, 11/15/12	413,000	446,410
Coca-Cola Bottling Co. Consolidated, 5.00%, 11/15/12	88,000	94,180
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	354,000	393,845
7.38%, 03/03/14	480,000	572,142
6.95%, 11/15/26	147,000	181,384
Diageo Finance BV, 5.30%, 10/28/15	649,000	726,326
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	206,000	262,612
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	490,918
PepsiCo, Inc., 7.90%, 11/01/18	700,000	905,071
SABMiller PLC, 5.50%, 08/15/13 (c)	147,000	160,817

		4,995,823

Biotechnology 0.0%†
Amgen, Inc., 6.40%, 02/01/39	600,000	710,520
Genentech, Inc., 5.25%, 07/15/35	88,000	92,282

		802,802

Capital Markets 1.0%
Bank of New York Mellon Corp. (The), 5.13%, 08/27/13	450,000	496,164
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	369,000	408,708
5.30%, 10/30/15	177,000	191,314
4.65%, 07/02/18	354,000	348,205
Credit Suisse Guernsey, 5.86%, 05/15/17 (e)	400,000	353,000
Credit Suisse USA, Inc.
6.13%, 11/15/11	265,000	281,503
6.50%, 01/15/12	354,000	379,330
5.13%, 01/15/14	171,000	184,001
5.85%, 08/16/16	400,000	442,431
7.13%, 07/15/32	555,000	686,547
Goldman Sachs Group, Inc. (The)
6.60%, 01/15/12	103,000	108,937
5.25%, 10/15/13	870,000	917,075
5.13%, 01/15/15	664,000	697,489
5.35%, 01/15/16	1,077,000	1,114,251
5.63%, 01/15/17	1,000,000	1,011,110
6.13%, 02/15/33	1,150,000	1,125,821
6.75%, 10/01/37	500,000	490,171
Jefferies Group, Inc., 6.25%, 01/15/36	177,000	158,424
Mellon Funding Corp., 5.00%, 12/01/14	265,000	289,317

6 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Capital Markets (continued)

Morgan Stanley
6.60%, 04/01/12	$501,000	$531,684
5.30%, 03/01/13	664,000	690,499
4.75%, 04/01/14	590,000	591,013
5.45%, 01/09/17	1,325,000	1,313,467
7.30%, 05/13/19	700,000	752,793
5.63%, 09/23/19	1,000,000	967,413
7.25%, 04/01/32	324,000	364,273
UBS Preferred Funding Trust V, 6.24%, 05/15/16 (e)	275,000	235,812
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC, 5.13%, 11/15/14 (c)	153,000	160,157

		15,290,909

Chemicals 0.2%
Albemarle Corp., 5.10%, 02/01/15	118,000	128,558
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	178,071
Dow Chemical Co. (The)
6.00%, 10/01/12	590,000	634,396
8.55%, 05/15/19	585,000	716,106
9.40%, 05/15/39	260,000	361,605
EI Du Pont de Nemours & Co., 5.25%, 12/15/16	885,000	1,009,265
Lubrizol Corp.
5.50%, 10/01/14	354,000	381,051
6.50%, 10/01/34	147,000	148,598
Praxair, Inc., 3.95%, 06/01/13	177,000	188,263

		3,745,913

Commercial Banks 1.6%
Bank of America NA
6.00%, 06/15/16	295,000	311,199
5.30%, 03/15/17	200,000	201,380
Bank One Corp.
5.25%, 01/30/13	147,000	156,443
8.00%, 04/29/27	290,000	357,542
Barclays Bank plc
5.20%, 07/10/14	550,000	580,444
5.13%, 01/08/20	800,000	795,764
BB&T Corp., 4.75%, 10/01/12	236,000	249,550
Charter One Bank NA, Series AI, 6.38%, 05/15/12	700,000	733,096
Comerica, Inc., 4.80%, 05/01/15	177,000	183,809
Eksportfinans ASA, 5.50%, 05/25/16	383,000	435,295
HSBC Bank USA NA
4.63%, 04/01/14	590,000	621,400
5.63%, 08/15/35	250,000	238,171
HSBC Holdings PLC
6.50%, 05/02/36	400,000	414,867
6.50%, 09/15/37	600,000	621,029
JPMorgan Chase Bank NA
5.88%, 06/13/16	442,000	483,538
6.00%, 07/05/17	2,210,000	2,392,455
6.00%, 10/01/17	1,000,000	1,088,962
KeyBank NA
5.70%, 08/15/12	265,000	280,353
5.80%, 07/01/14	147,000	156,938
6.95%, 02/01/28	225,000	232,446
Korea Development Bank, 5.75%, 09/10/13	118,000	126,570
Kreditanstalt fuer Wiederaufbau, 4.38%, 03/15/18 (b)	600,000	647,623
Marshall & Ilsley Bank, 5.25%, 09/04/12	162,000	161,874
National City Bank, 6.20%, 12/15/11	300,000	317,571
National City Corp., 4.90%, 01/15/15	354,000	381,596
PNC Funding Corp., 5.25%, 11/15/15	354,000	376,858
Regions Bank, 3.25%, 12/09/11	3,560,000	3,689,573
St. George Bank Ltd., 5.30%, 10/15/15 (c)	236,000	247,259
SunTrust Bank
5.20%, 01/17/17	177,000	176,001
5.45%, 12/01/17	183,000	182,957
UBS AG
5.88%, 07/15/16	1,121,000	1,180,296
5.88%, 12/20/17	350,000	370,467
UnionBanCal Corp., 5.25%, 12/16/13	206,000	223,378
US Bank NA
6.38%, 08/01/11	501,000	528,960
4.95%, 10/30/14	265,000	288,793
4.80%, 04/15/15	133,000	144,187
Wachovia Bank NA
5.60%, 03/15/16	708,000	754,747
6.60%, 01/15/38	1,000,000	1,087,337
Wachovia Capital Trust III, 5.80%, 12/31/49 (e)	850,000	675,750
Wachovia Corp., 4.88%, 02/15/14	183,000	191,448
Wells Fargo & Co.
5.13%, 09/15/16	206,000	219,253
5.38%, 02/07/35	457,000	447,753

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Commercial Banks (continued)

Wells Fargo Capital X, 5.95%, 12/15/36	$875,000	$776,048
Wells Fargo Capital XIII, 7.70%, 03/26/13 (e)	1,075,000	1,085,750

		24,816,730

Commercial Services & Supplies 0.1%
Pitney Bowes, Inc.
4.75%, 01/15/16	295,000	317,753
4.75%, 05/15/18	88,000	92,525
RR Donnelley & Sons Co.
4.95%, 04/01/14	118,000	120,250
6.13%, 01/15/17	700,000	703,010
Science Applications International Corp., 5.50%, 07/01/33	177,000	166,246
Waste Management, Inc.
6.38%, 11/15/12	206,000	225,712
6.38%, 03/11/15	500,000	573,387
7.00%, 07/15/28	162,000	187,329

		2,386,212

Communications Equipment 0.1%
Cisco Systems, Inc.
5.50%, 02/22/16	425,000	489,597
5.90%, 02/15/39	500,000	555,783
Motorola, Inc., 7.50%, 05/15/25	206,000	227,203

		1,272,583

Computers & Peripherals 0.2%
Dell, Inc., 7.10%, 04/15/28	206,000	245,411
Hewlett-Packard Co.
6.50%, 07/01/12	292,000	322,766
5.50%, 03/01/18	800,000	921,387
International Business Machines Corp.
4.75%, 11/29/12	516,000	558,577
5.88%, 11/29/32	983,000	1,110,951

		3,159,092

Construction Materials 0.1%
CRH America, Inc., 6.00%, 09/30/16	885,000	986,592
Lafarge SA, 6.50%, 07/15/16	265,000	274,518

		1,261,110

Consumer Finance 0.5%
American Express Co.
4.88%, 07/15/13	1,348,000	1,439,251
8.13%, 05/20/19	845,000	1,049,147
6.80%, 09/01/66 (a)	290,000	276,225
Capital One Bank USA NA, 5.13%, 02/15/14	765,000	820,722
Capital One Capital III, 7.69%, 08/15/36	250,000	235,000
Capital One Financial Corp., 5.25%, 02/21/17	304,000	319,541
Caterpillar Financial Services Corp.
6.13%, 02/17/14	1,400,000	1,584,436
5.50%, 03/15/16	295,000	333,832
HSBC Finance Corp.
7.00%, 05/15/12	811,000	873,254
5.25%, 04/15/15	265,000	279,627
SLM Corp., 5.38%, 05/15/14	1,091,000	997,567

		8,208,602

Diversified Financial Services 3.4%
Associates Corp of North America, 6.95%, 11/01/18	339,000	347,014
AXA Financial, Inc., 7.00%, 04/01/28	133,000	141,113
Bank of America Corp.
5.38%, 08/15/11	383,000	397,941
2.10%, 04/30/12	2,325,000	2,380,940
4.88%, 09/15/12	289,000	300,795
4.88%, 01/15/13	649,000	678,235
4.75%, 08/01/15	619,000	632,705
5.25%, 12/01/15	737,000	752,253
5.63%, 10/14/16	1,460,000	1,512,893
5.65%, 05/01/18	3,700,000	3,791,804
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	116,946
BSKYB Finance UK PLC, 5.63%, 10/15/15 (c)	147,000	163,904
Capital One Capital IV, 6.75%, 02/17/37 (a)	185,000	154,475
Citigroup Funding, Inc., 2.25%, 12/10/12	6,485,000	6,675,678
Citigroup, Inc.
6.00%, 02/21/12	147,000	153,859
5.25%, 02/27/12	1,750,000	1,812,522
5.63%, 08/27/12	295,000	304,003
5.50%, 10/15/14	2,100,000	2,159,042
5.30%, 01/07/16	1,979,000	2,002,245
5.85%, 08/02/16	413,000	428,679
6.63%, 06/15/32	333,000	316,996
5.88%, 02/22/33	118,000	105,816
5.85%, 12/11/34	525,000	496,960
5.88%, 05/29/37	250,000	234,456
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	324,000	357,833

8 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Diversified Financial Services (continued)

Deutsche Bank AG, 4.88%, 05/20/13	$1,250,000	$1,334,666
Deutsche Bank Financial LLC, 5.38%, 03/02/15	177,000	190,190
EnCana Holdings Finance Corp., 5.80%, 05/01/14	634,000	713,878
General Electric Capital Corp.
5.88%, 02/15/12	59,000	62,702
6.00%, 06/15/12	263,000	283,020
4.88%, 03/04/15	619,000	660,711
5.00%, 01/08/16	295,000	311,088
5.40%, 02/15/17	585,000	621,363
5.63%, 09/15/17	2,000,000	2,137,670
6.75%, 03/15/32	1,128,000	1,213,995
6.15%, 08/07/37	1,200,000	1,217,416
6.38%, 11/15/67 (a)	925,000	860,250
Goldman Sachs Capital I, 6.35%, 02/15/34	1,250,000	1,121,595
Goldman Sachs Capital II, 5.79%, 06/01/12 (e)	575,000	434,125
JPMorgan Chase & Co.
6.63%, 03/15/12	643,000	691,855
2.13%, 12/26/12	3,225,000	3,316,693
3.70%, 01/20/15	805,000	823,390
4.75%, 03/01/15	254,000	269,905
5.15%, 10/01/15	501,000	536,034
Kreditanstalt fuer Wiederaufbau
3.50%, 03/10/14	2,915,000	3,077,949
4.13%, 10/15/14	708,000	765,316
4.38%, 07/21/15	2,145,000	2,340,225
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	750,000	849,533
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	324,000	355,287
5.45%, 04/10/17	850,000	942,337
8.00%, 03/01/32	159,000	204,991
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	236,000	256,859
4.88%, 02/16/16	350,000	388,322
TIAA Global Markets, Inc., 4.95%, 07/15/13 (c)	1,254,000	1,341,137
UFJ Finance Aruba AEC, 6.75%, 07/15/13	354,000	396,469

		54,138,078

Diversified Telecommunication Services 1.3%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	98,904
AT&T, Inc.
5.88%, 08/15/12	425,000	463,708
4.95%, 01/15/13	1,500,000	1,628,217
5.10%, 09/15/14	1,003,000	1,112,670
5.63%, 06/15/16	295,000	334,362
6.15%, 09/15/34	1,161,000	1,218,965
6.55%, 02/15/39	410,000	459,238
BellSouth Corp.
6.00%, 10/15/11	838,000	889,598
5.20%, 09/15/14	501,000	556,711
6.55%, 06/15/34	177,000	194,936
Deutsche Telekom International Finance BV
5.25%, 07/22/13	737,000	792,951
5.75%, 03/23/16	697,000	762,617
8.75%, 06/15/30	369,000	476,636
Embarq Corp., 7.08%, 06/01/16	133,000	141,786
France Telecom SA, 8.50%, 03/01/31	407,000	560,074
GTE Corp.
6.84%, 04/15/18	206,000	232,940
6.94%, 04/15/28	147,000	161,720
Qwest Corp., 8.38%, 05/01/16	1,225,000	1,338,313
Telecom Italia Capital SA
6.20%, 07/18/11	206,000	213,465
4.95%, 09/30/14	295,000	295,592
5.25%, 10/01/15	940,000	948,694
6.00%, 09/30/34	230,000	197,049
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,770,000	1,941,508
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	256,811
Verizon Communications, Inc.
4.90%, 09/15/15	590,000	648,111
8.75%, 11/01/18	550,000	714,985
6.35%, 04/01/19	200,000	231,427
5.85%, 09/15/35	118,000	121,720
Verizon Global Funding Corp.
6.88%, 06/15/12	295,000	325,102
7.38%, 09/01/12	522,000	586,463
4.38%, 06/01/13	369,000	396,423
7.75%, 12/01/30	1,190,000	1,482,919

		19,784,615

Electric Utilities 1.3%
Alabama Power Co., 5.70%, 02/15/33	574,000	622,782
Ameren Energy Generating Co., Series F, 7.95%, 06/01/32	105,000	107,029

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Electric Utilities (continued)

American Electric Power Co., Inc., 5.25%, 06/01/15	$192,000	$209,768
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	209,717
Arizona Public Service Co., 5.50%, 09/01/35	215,000	210,285
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,307,285
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	434,740
Commonwealth Edison Co., Series 98, 6.15%, 03/15/12	118,000	127,188
Consolidated Edison Co. of New York, Inc., Series 02-B, 4.88%, 02/01/13	124,000	134,384
Consolidated Edison Co. of New York, Inc., Series 05-C, 5.38%, 12/15/15	177,000	198,950
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	1,000,000	1,143,213
Consolidated Edison Co. of New York, Inc., Series 03-A, 5.88%, 04/01/33	118,000	127,811
Duke Energy Carolinas LLC, 6.25%, 01/15/12	1,650,000	1,777,601
Duke Energy Corp., 5.05%, 09/15/19	1,200,000	1,279,589
Duke Energy Ohio, Inc., 5.70%, 09/15/12	41,000	44,354
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	75,329
Entergy Gulf States, Inc., 5.25%, 08/01/15	81,000	81,106
Entergy Mississippi, Inc., 5.15%, 02/01/13	289,000	309,148
Exelon Corp.
4.90%, 06/15/15	413,000	441,050
5.63%, 06/15/35	836,000	809,953
FirstEnergy Corp., Series C, 7.38%, 11/15/31	663,000	699,063
Florida Power & Light Co.
4.85%, 02/01/13	147,000	158,638
5.85%, 02/01/33	100,000	109,783
5.95%, 10/01/33	77,000	85,687
5.40%, 09/01/35	130,000	138,083
5.65%, 02/01/37	450,000	493,152
Florida Power Corp., 5.90%, 03/01/33	318,000	351,280
Georgia Power Co., Series K, 5.13%, 11/15/12	106,000	115,072
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	248,996
MidAmerican Energy Co., 5.80%, 10/15/36	550,000	595,778
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	1,334,000	1,444,278
New York State Electric & Gas Corp., 5.75%, 05/01/23	59,000	55,659
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	265,576
Oncor Electric Delivery Co. LLC
6.38%, 05/01/12	552,000	596,252
6.38%, 01/15/15	692,000	784,022
Pacific Gas & Electric Co.
4.80%, 03/01/14	472,000	511,463
6.25%, 03/01/39	600,000	691,887
PacifiCorp, 5.25%, 06/15/35	177,000	177,877
Pepco Holdings, Inc.
6.45%, 08/15/12	106,000	118,090
7.45%, 08/15/32	118,000	141,011
Progress Energy, Inc., 7.75%, 03/01/31	236,000	298,844
PSEG Power LLC
6.95%, 06/01/12	74,000	80,846
5.50%, 12/01/15	413,000	456,644
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	251,000	279,160
Public Service Electric & Gas Co., 5.13%, 09/01/12	195,000	210,041
Puget Sound Energy, Inc., Series A, 5.48%, 06/01/35	147,000	145,397
Scottish Power Ltd., 5.81%, 03/15/25	118,000	116,453
Southern California Edison Co., 6.00%, 01/15/34	177,000	203,629

10 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Electric Utilities (continued)

Southern California Edison Co., Series 05-B, 5.55%, 01/15/36	$436,000	$476,079
Southern Power Co., Series B, 6.25%, 07/15/12	251,000	273,264
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13 (c)	189,000	200,189
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	147,000	164,085
Westar Energy, Inc., 6.00%, 07/01/14	265,000	297,358
Wisconsin Electric Power Co., 5.63%, 05/15/33	59,000	63,868

		20,698,786

Electrical Equipment 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	83,000	95,730

Energy Equipment & Services 0.1%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	250,622
EOG Resources, Inc., 5.63%, 06/01/19	130,000	146,174
Halliburton Co., 6.70%, 09/15/38	400,000	437,226
Nabors Industries, Inc., 5.38%, 08/15/12	41,000	43,568
Transocean, Inc., 7.50%, 04/15/31	177,000	163,712

		1,041,302

Food & Staples Retailing 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	978,355
CVS Caremark Corp., 6.25%, 06/01/27	795,000	867,389
Kroger Co. (The)
6.20%, 06/15/12	236,000	256,818
7.50%, 04/01/31	257,000	323,431
Safeway, Inc.
5.80%, 08/15/12	206,000	223,791
5.63%, 08/15/14	177,000	198,362
5.00%, 08/15/19	200,000	214,660
Sysco Corp., 5.38%, 09/21/35	106,000	115,012
Wal-Mart Stores, Inc.
5.00%, 04/05/12	1,800,000	1,926,310
3.20%, 05/15/14	900,000	948,771
3.63%, 07/08/20	500,000	499,560
7.55%, 02/15/30	118,000	156,568
5.25%, 09/01/35	708,000	745,669

		7,454,696

Food Products 0.3%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	345,000	385,978
5.38%, 09/15/35	147,000	154,403
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	88,000	92,152
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13 (c)	177,000	192,659
Campbell Soup Co., 4.88%, 10/01/13	236,000	262,149
ConAgra Foods, Inc.
6.75%, 09/15/11	10,000	10,626
7.00%, 10/01/28	221,000	259,968
General Mills, Inc., 6.00%, 02/15/12	267,000	287,680
H.J. Heinz Finance Co.
6.00%, 03/15/12	350,000	376,273
6.75%, 03/15/32	88,000	101,459
Kellogg Co., Series B, 7.45%, 04/01/31	147,000	194,061
Kraft Foods, Inc.
5.63%, 11/01/11	468,000	492,469
6.00%, 02/11/13	550,000	606,351
6.50%, 11/01/31	189,000	207,502
7.00%, 08/11/37	910,000	1,072,215
Sara Lee Corp., 6.25%, 09/15/11	251,000	265,793
Unilever Capital Corp., 5.90%, 11/15/32	206,000	239,527

		5,201,265

Gas Utilities 0.1%
AGL Capital Corp., 4.45%, 04/15/13	177,000	186,115
Atmos Energy Corp.
5.13%, 01/15/13	133,000	143,224
4.95%, 10/15/14	265,000	287,294
Southern California Gas Co., 4.80%, 10/01/12	383,000	409,187

		1,025,820

Health Care Equipment & Supplies 0.1%
Baxter International, Inc.
4.63%, 03/15/15	77,000	84,844
5.38%, 06/01/18	400,000	459,449
Covidien International Finance SA, 6.00%, 10/15/17	400,000	464,186

		1,008,479

2010 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Health Care Providers & Services 0.3%
Aetna, Inc., 6.00%, 06/15/16	$550,000	$627,144
Medtronic, Inc., 4.45%, 03/15/20	800,000	852,485
Quest Diagnostics, Inc., 5.45%, 11/01/15	324,000	356,301
UnitedHealth Group, Inc.
5.38%, 03/15/16	295,000	320,594
5.80%, 03/15/36	708,000	711,705
WellPoint, Inc.
5.00%, 12/15/14	1,036,000	1,125,588
5.25%, 01/15/16	324,000	354,726
5.95%, 12/15/34	118,000	120,448

		4,468,991

Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp., 5.35%, 03/01/18	360,000	412,304
Yum! Brands, Inc., 6.88%, 11/15/37	600,000	688,785

		1,101,089

Household Durables 0.0%†
Black & Decker Corp., 4.75%, 11/01/14	230,000	248,411
Fortune Brands, Inc., 5.38%, 01/15/16	265,000	285,690
MDC Holdings, Inc., 5.50%, 05/15/13	147,000	152,359
Toll Brothers Finance Corp., 6.88%, 11/15/12	7,000	7,421

		693,881

Household Products 0.2%
Kimberly-Clark Corp.
5.63%, 02/15/12	295,000	316,780
4.88%, 08/15/15	800,000	899,447
6.63%, 08/01/37	630,000	800,903
Procter & Gamble Co. (The)
4.85%, 12/15/15	177,000	200,274
5.80%, 08/15/34	545,000	631,770

		2,849,174

Industrial Conglomerates 0.1%
3M Co., 5.70%, 03/15/37	415,000	474,460
General Electric Co., 5.00%, 02/01/13	929,000	996,218

		1,470,678

Insurance 1.0%
ACE INA Holdings, Inc., 5.88%, 06/15/14	560,000	619,495
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	144,060
Allstate Corp. (The)
6.13%, 02/15/12	254,000	272,284
6.13%, 12/15/32	118,000	123,393
5.55%, 05/09/35	88,000	86,512
5.95%, 04/01/36	118,000	121,417
6.13%, 05/15/37 (a)	195,000	171,844
6.50%, 05/15/57 (a)	195,000	175,013
American International Group, Inc.
5.05%, 10/01/15	147,000	135,056
5.60%, 10/18/16	585,000	534,105
Berkshire Hathaway Finance Corp.
4.75%, 05/15/12	1,090,000	1,157,198
4.85%, 01/15/15	1,779,000	1,953,835
Chubb Corp.
6.00%, 05/11/37	315,000	340,661
6.38%, 03/29/67 (a)	400,000	384,000
Farmers Insurance Exchange, 8.63%, 05/01/24 (c)	400,000	445,466
Genworth Financial, Inc.
5.75%, 06/15/14	88,000	87,925
6.50%, 06/15/34	206,000	181,589
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	118,000	120,875
6.10%, 10/01/41	59,000	51,163
Infinity Property & Casualty Corp., Series B, 5.50%, 02/18/14	118,000	120,067
Lincoln National Corp., 6.15%, 04/07/36	440,000	420,288
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	103,000	108,864
5.75%, 09/15/15	43,000	45,991
MetLife, Inc.
6.13%, 12/01/11	640,000	677,128
5.50%, 06/15/14	265,000	288,809
5.70%, 06/15/35	659,000	644,501
6.40%, 12/15/36	500,000	440,000
Metropolitan Life Global Funding I, 5.13%, 06/10/14 (c)	750,000	814,742
Nationwide Financial Services, Inc., 6.75%, 05/15/37 (i)	105,000	78,993
Nationwide Mutual Insurance Co., 5.81%, 12/15/24 (a) (c) (i)	295,000	250,818
New York Life Insurance Co., 5.88%, 05/15/33 (c)	200,000	209,675

12 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Insurance (continued)

NLV Financial Corp., 7.50%, 08/15/33 (c)	$74,000	$64,788
Progressive Corp. (The)
6.25%, 12/01/32	162,000	174,197
6.70%, 06/15/37 (a)	370,000	345,950
Prudential Financial, Inc.
5.10%, 12/14/11	740,000	772,570
5.10%, 09/20/14	295,000	313,728
5.75%, 07/15/33	147,000	140,429
RLI Corp., 5.95%, 01/15/14	118,000	122,911
Travelers Cos., Inc. (The)
5.75%, 12/15/17	585,000	640,123
6.25%, 03/15/37 (a)	400,000	375,348
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	211,489
Western & Southern Financial Group, Inc., 5.75%, 07/15/33 (c)	147,000	132,310
Willis North America, Inc., 5.63%, 07/15/15	177,000	187,229
XL Group PLC, 5.25%, 09/15/14	779,000	797,093

		15,483,932

Machinery 0.1%
Caterpillar, Inc.
7.30%, 05/01/31	100,000	129,537
6.05%, 08/15/36	177,000	203,637
Deere & Co., 8.10%, 05/15/30	500,000	688,984
Dover Corp., 4.88%, 10/15/15	224,000	251,433
Stanley Black & Decker, Inc., 4.90%, 11/01/12	133,000	142,192

		1,415,783

Media 1.2%
CBS Corp.
5.63%, 08/15/12	590,000	625,101
8.88%, 05/15/19	50,000	62,906
7.88%, 07/30/30	80,000	92,625
5.50%, 05/15/33	118,000	108,371
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	162,776
Comcast Cable Holdings LLC, 9.80%, 02/01/12	307,000	343,457
Comcast Corp.
5.90%, 03/15/16	413,000	465,429
6.50%, 01/15/17	1,013,000	1,160,734
5.70%, 07/01/19	500,000	549,644
7.05%, 03/15/33	295,000	340,595
6.50%, 11/15/35	100,000	108,751
6.95%, 08/15/37	295,000	335,570
COX Communications, Inc.
5.45%, 12/15/14	354,000	390,738
5.50%, 10/01/15	383,000	418,066
Historic TW, Inc., 6.88%, 06/15/18	176,000	207,079
News America Holdings, Inc.
9.25%, 02/01/13	118,000	138,945
8.00%, 10/17/16	118,000	145,272
News America, Inc.
5.30%, 12/15/14	367,000	407,799
7.28%, 06/30/28	77,000	86,297
6.55%, 03/15/33	300,000	321,680
6.20%, 12/15/34	245,000	258,038
Omnicom Group, Inc., 5.90%, 04/15/16	177,000	201,210
Time Warner Cable, Inc.
6.20%, 07/01/13	750,000	838,830
6.75%, 07/01/18	585,000	671,509
8.25%, 04/01/19	1,700,000	2,090,663
6.75%, 06/15/39	900,000	994,251
Time Warner, Inc.
6.88%, 05/01/12	3,021,000	3,291,210
7.63%, 04/15/31	777,000	934,711
7.70%, 05/01/32	932,000	1,124,024
Viacom, Inc.
6.25%, 04/30/16	649,000	736,127
6.88%, 04/30/36	324,000	366,790
Walt Disney Co. (The)
6.38%, 03/01/12	139,000	150,659
6.20%, 06/20/14	413,000	479,391

		18,609,248

Metals & Mining 0.4%
Alcoa, Inc., 5.87%, 02/23/22	625,000	581,108
ArcelorMittal, 6.13%, 06/01/18	2,660,000	2,782,044
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	249,087
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	236,000	255,939
5.25%, 12/15/15	285,000	322,813
Corp. Nacional del Cobre de Chile,
6.38%, 11/30/12 (c)	120,000	131,969
Newmont Mining Corp., 5.88%, 04/01/35	236,000	242,683
Placer Dome, Inc., 6.38%, 03/01/33	139,000	159,283

2010 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Metals & Mining (continued)

Rio Tinto Alcan, Inc.
5.00%, 06/01/15	$295,000	$313,810
5.75%, 06/01/35	206,000	211,231
Vale Overseas Ltd., 6.88%, 11/21/36	944,000	984,130

		6,234,097

Multiline Retail 0.1%
Target Corp.
6.00%, 01/15/18	500,000	590,763
7.00%, 07/15/31	174,000	211,971
6.35%, 11/01/32	313,000	359,872

		1,162,606

Multi-Utilities 0.2%
Dominion Resources, Inc.
5.70%, 09/17/12	162,000	175,105
5.20%, 08/15/19	200,000	216,842
Dominion Resources, Inc., Series E, 6.30%, 03/15/33	10,000	11,010
Dominion Resources, Inc., Series B, 5.95%, 06/15/35	251,000	265,726
DTE Energy Co., 6.35%, 06/01/16	913,000	1,022,482
SCANA Corp., 6.25%, 02/01/12	147,000	156,908
Sempra Energy, 6.00%, 10/15/39	720,000	763,948
Xcel Energy, Inc.
5.61%, 04/01/17	248,000	272,122
6.50%, 07/01/36	177,000	204,188

		3,088,331

Oil, Gas & Consumable Fuels 1.3%
Anadarko Petroleum Corp., 6.45%, 09/15/36	531,000	422,399
Apache Corp.
6.25%, 04/15/12	230,000	248,374
7.63%, 07/01/19	59,000	73,794
Apache Finance Canada Corp.,
4.38%, 05/15/15	487,000	528,749
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	89,290
Canadian Natural Resources Ltd., 6.25%, 03/15/38	590,000	644,997
Cenovus Energy, Inc., 5.70%, 10/15/19 (c)	1,020,000	1,114,087
CenterPoint Energy Resources Corp., Series B, 7.88%, 04/01/13	354,000	405,639
Chevron Corp., 3.95%, 03/03/14	585,000	627,059
Colonial Pipeline Co., 7.63%, 04/15/32 (c)	215,000	278,769
Conoco Funding Co., 6.35%, 10/15/11	767,000	818,166
ConocoPhillips
4.75%, 10/15/12	675,000	724,611
4.60%, 01/15/15	950,000	1,037,827
5.90%, 10/15/32	177,000	195,957
6.50%, 02/01/39	400,000	483,048
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	1,069,000	1,156,765
Devon Energy Corp., 7.95%, 04/15/32	350,000	448,516
Devon Financing Corp. ULC, 6.88%, 09/30/11	643,000	686,509
Enterprise Products Operating LLC, Series G, 5.60%, 10/15/14	1,194,000	1,295,650
Enterprise Products Operating LLC, 6.13%, 10/15/39	285,000	284,389
Hess Corp., 7.30%, 08/15/31	354,000	417,652
Kern River Funding Corp., 4.89%, 04/30/18 (c)	64,325	66,742
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	91,000	94,199
6.85%, 02/15/20	935,000	1,064,105
5.80%, 03/15/35	206,000	194,392
Marathon Oil Corp., 6.80%, 03/15/32	118,000	137,116
Motiva Enterprises LLC, 5.20%, 09/15/12 (c)	74,000	79,285
Murphy Oil Corp., 6.38%, 05/01/12	59,000	62,676
Occidental Petroleum Corp.
6.75%, 01/15/12	265,000	287,651
7.00%, 11/01/13	500,000	584,325
Pemex Project Funding Master Trust, 6.63%, 06/15/35	324,000	333,252
Petrobras International Finance Co., 5.75%, 01/20/20	1,425,000	1,435,043

14 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)

Plains All American Pipeline LP/PAA Finance Corp., 5.63%, 12/15/13	$330,000	$358,800
PTT PCL, 5.88%, 08/03/35 (c)	177,000	171,379
Shell International Finance BV, 6.38%, 12/15/38	820,000	979,657
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	340,023
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	184,966
Valero Energy Corp.
6.88%, 04/15/12	590,000	635,209
7.50%, 04/15/32	118,000	123,712
6.63%, 06/15/37	455,000	443,008
XTO Energy, Inc.
4.90%, 02/01/14	147,000	161,728
5.30%, 06/30/15	280,000	316,939
5.65%, 04/01/16	118,000	135,185
6.50%, 12/15/18	210,000	254,841
6.38%, 06/15/38	610,000	754,766

		21,181,246

Paper & Forest Products 0.2%
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	177,000	186,277
International Paper Co.
5.85%, 10/30/12	43,000	46,413
5.30%, 04/01/15	206,000	220,279
9.38%, 05/15/19	2,065,000	2,667,137
Inversiones CMPC SA, 4.88%, 06/18/13 (c)	177,000	186,326

		3,306,432

Pharmaceuticals 0.9%
Abbott Laboratories
5.88%, 05/15/16	481,000	562,718
6.00%, 04/01/39	1,040,000	1,195,835
AstraZeneca PLC
5.40%, 06/01/14	295,000	331,348
5.90%, 09/15/17	400,000	467,945
6.45%, 09/15/37	200,000	242,361
Bristol-Myers Squibb Co., 5.25%, 08/15/13	1,425,000	1,579,980
Eli Lilly & Co.
6.00%, 03/15/12	295,000	321,283
7.13%, 06/01/25	118,000	150,137
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13	2,700,000	2,951,910
5.38%, 04/15/34	201,000	210,824
Johnson & Johnson, 4.95%, 05/15/33	663,000	690,779
Merck & Co., Inc.
4.75%, 03/01/15	354,000	393,928
6.40%, 03/01/28	74,000	87,982
5.95%, 12/01/28	162,000	186,350
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	526,140
Pfizer, Inc.
4.65%, 03/01/18	265,000	287,437
7.20%, 03/15/39	525,000	690,154
Pharmacia Corp., 6.60%, 12/01/28	177,000	207,273
Schering-Plough Corp., 5.30%, 12/01/13	1,400,000	1,570,468
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	142,000	164,870
Wyeth
5.50%, 02/01/14	678,000	761,624
5.50%, 02/15/16	634,000	726,724
6.50%, 02/01/34	206,000	242,757

		14,550,827

Real Estate Investment Trusts (REITs) 0.4%
AvalonBay Communities, Inc., 6.63%, 09/15/11	39,000	40,954
Boston Properties LP
5.00%, 06/01/15	590,000	611,806
5.63%, 11/15/20	465,000	486,427
Camden Property Trust, 5.00%, 06/15/15	147,000	151,608
CommonWealth REIT, 5.75%, 02/15/14	177,000	184,141
ERP Operating LP
5.25%, 09/15/14	472,000	504,999
5.38%, 08/01/16	295,000	316,778
HCP, Inc.
6.45%, 06/25/12	56,000	59,672
6.00%, 01/30/17	472,000	476,567
Health Care REIT, Inc., 6.00%, 11/15/13	177,000	192,366
Hospitality Properties Trust, 6.75%, 02/15/13	745,000	790,262
Liberty Property LP, 7.25%, 03/15/11	38,000	39,202
Simon Property Group LP
5.10%, 06/15/15	531,000	560,109
6.10%, 05/01/16	413,000	458,405
Washington Real Estate Investment Trust, 5.25%, 01/15/14	118,000	124,791

2010 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Bond Index Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Real Estate Investment Trusts (continued)

WEA Finance LLC/WT Finance Aust Pty Ltd., 5.75%, 09/02/15 (c)	$760,000	$821,547

		5,819,634

Road & Rail 0.2%
Burlington Northern Santa Fe LLC
6.75%, 07/15/11	215,000	226,473
7.95%, 08/15/30	206,000	265,731
CSX Corp.
5.50%, 08/01/13	507,000	554,240
7.38%, 02/01/19	400,000	489,947
Norfolk Southern Corp., 5.59%, 05/17/25	84,000	89,993
Union Pacific Corp.
5.13%, 02/15/14	600,000	656,423
5.38%, 06/01/33	62,000	61,300
6.25%, 05/01/34	236,000	269,429

		2,613,536

Software 0.2%
Microsoft Corp., 2.95%, 06/01/14	420,000	439,475
Oracle Corp.
3.75%, 07/08/14	1,210,000	1,295,460
5.25%, 01/15/16	572,000	649,066
5.00%, 07/08/19	200,000	221,860

		2,605,861

Specialty Retail 0.1%
Home Depot, Inc.
5.40%, 03/01/16	590,000	656,677
5.88%, 12/16/36	300,000	307,530
Lowe’s Cos., Inc.
6.50%, 03/15/29	236,000	276,932
5.80%, 10/15/36	300,000	324,247

		1,565,386

Thrifts & Mortgage Finance 0.0%†
Golden West Financial Corp., 4.75%, 10/01/12	156,000	162,777

Tobacco 0.2%
Altria Group, Inc.
9.70%, 11/10/18	800,000	1,013,104
9.25%, 08/06/19	700,000	873,674
Philip Morris International, Inc.
5.65%, 05/16/18	400,000	437,569
6.38%, 05/16/38	210,000	246,429

		2,570,776

Trading Companies & Distributors 0.0%†
TTX Co., 4.90%, 03/01/15 (c)	221,000	235,276

Wireless Telecommunication Services 0.3%
America Movil SAB de CV
5.75%, 01/15/15	295,000	328,491
6.38%, 03/01/35	177,000	189,420
AT&T Mobility LLC, 7.13%, 12/15/31	413,000	493,127
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	44,000	49,236
8.75%, 03/01/31	321,000	440,669
Rogers Communications, Inc., 7.25%, 12/15/12	875,000	979,002
Vodafone Group PLC
5.00%, 12/16/13	664,000	719,181
4.15%, 06/10/14	865,000	907,641
7.88%, 02/15/30	206,000	248,433

		4,355,200

Total Corporate Bonds (cost $284,357,068)		303,661,997

Municipal Bonds 0.6%
California 0.2%
State of California, 7.55%, 04/01/39	2,760,000	2,961,618

Illinois 0.2%
State of Illinois, 5.10%, 06/01/33	3,945,000	3,075,443

New Jersey 0.1%
New Jersey State Turnpike Authority, Series F, 7.41%, 01/01/40	790,000	962,299

New York 0.1%
Metropolitan Transportation Authority, Series C, 7.34%, 11/15/39	145,000	177,055
Port Authority of New York & New Jersey,
6.04%, 12/01/29	620,000	665,911

		842,966

Texas 0.0%†
City of Dallas, Series C,
5.50%, 02/15/24 (a)	708,000	708,085

Total Municipal Bonds (cost $8,725,960)		8,550,411

16 Semiannual Report 2010

U.S. Government Mortgage Backed Agencies 38.0%

	Principal Amount	Market Value

Fannie Mae Pool
Pool# 822023 5.50%, 07/01/20	$11,864	$12,873
Pool# 826869 5.50%, 08/01/20	504,358	547,268
Pool# 835228 5.50%, 08/01/20	12,744	13,952
Pool# 825811 5.50%, 09/01/20	13,204	14,458
Pool# 832837 5.50%, 09/01/20	464,273	503,773
Pool# 839585 5.50%, 09/01/20	41,556	45,091
Pool# 811505 5.50%, 10/01/20	34,162	37,410
Pool# 829704 5.50%, 10/01/20	47,658	51,712
Pool# 838565 5.50%, 10/01/20	562,346	615,692
Pool# 838566 5.50%, 10/01/20	19,478	21,135
Pool# 840102 5.50%, 10/01/20	399,120	436,935
Pool# 841947 5.50%, 10/01/20	20,336	22,066
Pool# 843102 5.50%, 10/01/20	15,471	16,940
Pool# 839100 5.50%, 11/01/20	14,780	16,038
Pool# 840808 5.50%, 11/01/20	22,052	23,928
Pool# 847832 5.50%, 11/01/20	29,088	31,562
Pool# 847920 5.50%, 11/01/20	509,447	552,790
Pool# 830670 5.50%, 12/01/20	23,877	26,136
Pool# 866142 5.50%, 01/01/21	46,221	50,023
Pool# 788210 5.50%, 02/01/21	422,715	457,490
Pool# 837194 5.50%, 02/01/21	14,171	15,377
Pool# 867183 5.50%, 02/01/21	69,556	75,278
Pool# 811558 5.50%, 03/01/21	538,486	584,299
Pool# 870296 5.50%, 03/01/21	12,276	13,286
Pool# 878120 5.50%, 04/01/21	25,081	27,451
Pool# 878121 5.50%, 04/01/21	34,727	37,584
Pool# 811559 5.50%, 05/01/21	301,462	326,262
Pool# 879115 5.50%, 05/01/21	79,613	86,163
Pool# 883922 5.50%, 05/01/21	450,498	487,558
Pool# 885440 5.50%, 05/01/21	10,788	11,805
Pool# 845489 5.50%, 06/01/21	9,046	9,790
Pool# 880950 5.50%, 07/01/21	322,752	349,304
Pool# 870092 5.50%, 08/01/21	14,627	15,830
Pool# 896599 5.50%, 08/01/21	15,900	17,208
Pool# 896605 5.50%, 08/01/21	10,795	11,683
Pool# 903350 5.00%, 10/01/21	32,300	34,578
Pool# 894126 5.50%, 10/01/21	8,808	9,532
Pool# 902789 5.50%, 11/01/21	365,432	395,494
Pool# 901509 5.00%, 12/01/21	34,084	36,489
Pool# 906708 5.00%, 12/01/21	481,332	515,288
Pool# 905586 5.50%, 12/01/21	407,814	441,363
Pool# 906205 5.50%, 01/01/22	12,695	13,739
Pool# 906317 5.50%, 01/01/22	22,401	24,232
Pool# 928106 5.50%, 02/01/22	578,823	626,137
Pool# 913889 5.50%, 03/01/22	240,410	260,188
Pool# 914385 5.50%, 03/01/22	10,558	11,421
Pool# 913323 5.50%, 04/01/22	17,377	18,798
Pool# 913331 5.50%, 05/01/22	27,073	29,286
Pool# 941632 5.00%, 06/01/22	1,623,411	1,734,640
Pool# 899438 5.50%, 06/01/22	419,336	453,612
Pool# 939673 5.50%, 06/01/22	90,819	98,243
Pool# 928711 6.00%, 09/01/22	892,204	971,178
Pool# 963257 5.00%, 05/01/23	3,711,045	3,964,730
Pool# AD0054 5.00%, 02/01/24	3,435,196	3,670,561

2010 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool# AA2549 4.00%, 04/01/24	$4,200,755	$4,375,267
Pool# 934863 4.00%, 06/01/24	6,323,722	6,586,429
Pool# AC1374 4.00%, 08/01/24	1,338,640	1,394,251
Pool# AC1529 4.50%, 09/01/24	5,922,239	6,259,702
Pool# AC5377 4.50%, 10/01/24	2,279,414	2,409,301
Pool# 560868 7.50%, 02/01/31	2,667	3,041
Pool# 607212 7.50%, 10/01/31	51,277	58,479
Pool# 607559 6.50%, 11/01/31	1,985	2,217
Pool# 607632 6.50%, 11/01/31	432	482
Pool# 545556 7.00%, 04/01/32	32,498	36,810
Pool# 545605 7.00%, 05/01/32	41,787	47,615
Pool# 651361 7.00%, 07/01/32	23,592	26,676
Pool# 661664 7.50%, 09/01/32	27,662	31,486
Pool# 689741 5.50%, 02/01/33	184,667	199,164
Pool# 656559 6.50%, 02/01/33	192,161	214,542
Pool# 555346 5.50%, 04/01/33	582,204	627,907
Pool# 713560 5.50%, 04/01/33	51,183	55,201
Pool# 694846 6.50%, 04/01/33	33,271	37,062
Pool# 701261 7.00%, 04/01/33	3,551	3,963
Pool# 555421 5.00%, 05/01/33	40,770,463	43,358,540
Pool# 555684 5.50%, 07/01/33	124,270	134,026
Pool# 720087 5.50%, 07/01/33	5,214,837	5,624,201
Pool# 728721 5.50%, 07/01/33	334,396	360,646
Pool# 743235 5.50%, 10/01/33	195,342	210,676
Pool# 750229 6.50%, 10/01/33	174,334	194,203
Pool# 755872 5.50%, 12/01/33	2,574,394	2,776,484
Pool# 725221 5.50%, 01/01/34	72,844	78,563
Pool# 725223 5.50%, 03/01/34	7,517	8,107
Pool# 725425 5.50%, 04/01/34	4,962,740	5,348,144
Pool# 725423 5.50%, 05/01/34	387,606	418,033
Pool# 725594 5.50%, 07/01/34	1,664,610	1,792,681
Pool# 788027 6.50%, 09/01/34	155,120	172,169
Pool# 807310 7.00%, 11/01/34	23,413	26,087
Pool# 735141 5.50%, 01/01/35	5,958,953	6,417,420
Pool# 889852 5.50%, 05/01/35	139,976	151,051
Pool# 256023 6.00%, 12/01/35	4,538,208	4,947,639
Pool# 889745 5.50%, 06/01/36	68,281	73,641
Pool# 888635 5.50%, 09/01/36	1,933,609	2,085,398
Pool# 901957 5.50%, 10/01/36	53,729	57,762
Pool# 907252 7.00%, 12/01/36	504,525	560,986
Pool# 923834 7.00%, 04/01/37	378,032	420,442
Pool# 888596 6.50%, 07/01/37	9,493,623	10,412,428
Pool# 925172 7.00%, 08/01/37	280,756	312,253
Pool# 995050 6.00%, 09/01/37	39,503,896	42,993,817
Pool# 947831 7.00%, 10/01/37	384,936	428,120
Pool# 955194 7.00%, 11/01/37	976,498	1,086,048
Pool# 889072 6.50%, 12/01/37	1,943,734	2,131,851
Pool# 928940 7.00%, 12/01/37	329,579	366,554
Pool# 970320 5.50%, 02/01/38	9,133,477	9,817,118
Pool# 257137 7.00%, 03/01/38	19,609	21,773
Pool# 257409 7.00%, 10/01/38	544,237	604,292
Pool# 990810 7.00%, 10/01/38	856,927	951,486
Pool# AA6013 4.50%, 05/01/39	10,929,084	11,347,804
Pool# 190396 4.50%, 06/01/39	11,954,972	12,412,996

18 Semiannual Report 2010

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool# AA9611 4.00%, 07/01/39	$6,113,054	$6,199,336
Pool# AA9393 4.50%, 07/01/39	23,096,791	23,981,686
Pool# AA9809 4.50%, 07/01/39	13,319,515	13,829,818
Pool# 994002 4.00%, 08/01/39	4,868,605	4,937,323
Pool# AC1454 4.00%, 08/01/39	7,282,101	7,384,884
Pool# AC1921 4.00%, 09/01/39	3,229,252	3,274,832
Pool# AC2651 4.00%, 10/01/39	2,070,007	2,099,224
Pool# 932274 4.50%, 12/01/39	3,387,088	3,516,856
Pool# AC8512 4.50%, 12/01/39	10,511,507	10,914,228
Pool# AC9895 3.29%, 04/01/40 (a)	7,664,903	7,983,073
Pool# AC9890 3.31%, 04/01/40 (a)	10,930,170	11,375,574
Pool# AD2888 4.50%, 04/01/40	4,162,859	4,321,698
4.50%, 08/25/40	4,500,000	4,646,952
Freddie Mac Gold Pool
Pool# E00394 7.50%, 09/01/10	685	693
Pool# M80898 4.50%, 02/01/11	180,693	184,697
Pool# M80904 4.50%, 03/01/11	118,363	120,986
Pool# M80917 4.50%, 05/01/11	29,909	29,964
Pool# M80926 4.50%, 07/01/11	111,282	113,565
Pool# M80934 4.50%, 08/01/11	157,040	160,521
Pool# G10940 6.50%, 11/01/11	1,414	1,426
Pool# G11130 6.00%, 12/01/11	11,828	12,089
Pool# M80981 4.50%, 07/01/12	67,650	69,581
Pool# E00507 7.50%, 09/01/12	891	945
Pool# G10749 6.00%, 10/01/12	20,139	21,737
Pool# M81009 4.50%, 02/01/13	40,100	41,265
Pool# E69050 6.00%, 02/01/13	19,672	21,356
Pool# E72896 7.00%, 10/01/13	6,799	7,242
Pool# G11612 6.00%, 04/01/14	5,932	6,063
Pool# E00677 6.00%, 06/01/14	44,382	47,577
Pool# E00802 7.50%, 02/01/15	26,546	28,654
Pool# G11001 6.50%, 03/01/15	15,854	17,226
Pool# G11003 7.50%, 04/01/15	1,283	1,382
Pool# G11164 7.00%, 05/01/15	3,946	4,259
Pool# E81396 7.00%, 10/01/15	745	808
Pool# E81394 7.50%, 10/01/15	7,899	8,576
Pool# E84097 6.50%, 12/01/15	3,287	3,572
Pool# E00938 7.00%, 01/01/16	10,015	10,849
Pool# E82132 7.00%, 01/01/16	2,170	2,352
Pool# E82815 6.00%, 03/01/16	8,197	8,899
Pool# E83231 6.00%, 04/01/16	2,295	2,496
Pool# E83233 6.00%, 04/01/16	5,944	6,464
Pool# G11972 6.00%, 04/01/16	130,120	141,257
Pool# E83046 7.00%, 04/01/16	1,461	1,584
Pool# E00975 6.00%, 05/01/16	34,072	36,794
Pool# E83355 6.00%, 05/01/16	8,148	8,861
Pool# E83636 6.00%, 05/01/16	15,196	16,525
Pool# E83933 6.50%, 05/01/16	642	698
Pool# E00985 6.00%, 06/01/16	18,450	19,931
Pool# E00987 6.50%, 06/01/16	16,015	17,287
Pool# E84236 6.50%, 06/01/16	4,547	4,941
Pool# E00996 6.50%, 07/01/16	2,060	2,225
Pool# E84912 6.50%, 08/01/16	9,952	10,813
Pool# E85117 6.50%, 08/01/16	5,829	6,334
Pool# E85387 6.00%, 09/01/16	18,256	19,853

2010 Semiannual Report 19

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool# E85800 6.50%, 10/01/16	$4,663	$5,066
Pool# E86183 6.00%, 11/01/16	3,013	3,277
Pool# E01083 7.00%, 11/01/16	4,727	5,131
Pool# G11207 7.00%, 11/01/16	10,769	11,671
Pool# E86533 6.00%, 12/01/16	7,263	7,898
Pool# E01095 6.00%, 01/01/17	8,085	8,752
Pool# E87584 6.00%, 01/01/17	6,224	6,768
Pool# E86995 6.50%, 01/01/17	16,750	18,199
Pool# E87291 6.50%, 01/01/17	26,308	28,584
Pool# E87446 6.50%, 01/01/17	4,726	5,154
Pool# E88076 6.00%, 02/01/17	7,944	8,658
Pool# E01127 6.50%, 02/01/17	12,832	13,913
Pool# E88055 6.50%, 02/01/17	45,200	49,294
Pool# E88106 6.50%, 02/01/17	27,630	30,133
Pool# E01137 6.00%, 03/01/17	12,212	13,230
Pool# E88134 6.00%, 03/01/17	2,769	3,018
Pool# E88474 6.00%, 03/01/17	11,155	12,158
Pool# E88768 6.00%, 03/01/17	27,733	30,158
Pool# E01138 6.50%, 03/01/17	7,410	8,033
Pool# E01139 6.00%, 04/01/17	56,666	61,416
Pool# E88729 6.00%, 04/01/17	10,712	11,676
Pool# E89149 6.00%, 04/01/17	14,719	16,043
Pool# E89151 6.00%, 04/01/17	9,383	10,227
Pool# E89217 6.00%, 04/01/17	10,297	11,223
Pool# E89222 6.00%, 04/01/17	58,220	63,458
Pool# E89347 6.00%, 04/01/17	3,484	3,798
Pool# E89496 6.00%, 04/01/17	8,659	9,438
Pool# E89203 6.50%, 04/01/17	5,767	6,289
Pool# E01140 6.00%, 05/01/17	48,605	52,704
Pool# E89530 6.00%, 05/01/17	37,159	40,502
Pool# E89746 6.00%, 05/01/17	81,565	88,902
Pool# E89788 6.00%, 05/01/17	7,758	8,456
Pool# E89909 6.00%, 05/01/17	11,594	12,637
Pool# G11409 6.00%, 05/01/17	74,782	81,322
Pool# E01156 6.50%, 05/01/17	19,750	21,410
Pool# E89924 6.50%, 05/01/17	41,088	44,810
Pool# B15071 6.00%, 06/01/17	157,946	171,761
Pool# E01157 6.00%, 06/01/17	34,936	37,900
Pool# E90194 6.00%, 06/01/17	8,954	9,759
Pool# E90227 6.00%, 06/01/17	8,207	8,946
Pool# E90313 6.00%, 06/01/17	4,143	4,515
Pool# E90594 6.00%, 07/01/17	31,568	34,408
Pool# E90645 6.00%, 07/01/17	53,887	58,735
Pool# E90667 6.00%, 07/01/17	9,344	10,185
Pool# E01205 6.50%, 08/01/17	15,601	16,912
Pool# G11458 6.00%, 09/01/17	19,933	21,639
Pool# G11434 6.50%, 01/01/18	20,371	22,134
Pool# G18007 6.00%, 07/01/19	47,150	51,465
Pool# B16087 6.00%, 08/01/19	85,210	93,008
Pool# G18062 6.00%, 06/01/20	79,749	87,048
Pool# J00718 5.00%, 12/01/20	715,001	767,230
Pool# J00935 5.00%, 12/01/20	106,186	113,943
Pool# J00854 5.00%, 01/01/21	390,677	419,215
Pool# J00871 5.00%, 01/01/21	167,256	179,473

20 Semiannual Report 2010

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool# J01049 5.00%, 01/01/21	$1,503,259	$1,613,067
Pool# G18096 5.50%, 01/01/21	63,294	68,629
Pool# J01189 5.00%, 02/01/21	130,061	139,237
Pool# J01279 5.50%, 02/01/21	131,144	141,912
Pool# J01256 5.00%, 03/01/21	100,004	107,059
Pool# J01414 5.00%, 03/01/21	85,732	91,780
Pool# J01576 5.00%, 04/01/21	418,817	448,363
Pool# J01570 5.50%, 04/01/21	92,498	100,093
Pool# J01633 5.50%, 04/01/21	376,472	407,384
Pool# J01757 5.00%, 05/01/21	169,675	181,645
Pool# J01771 5.00%, 05/01/21	62,042	66,419
Pool# J01833 5.00%, 05/01/21	77,847	83,339
Pool# J01879 5.00%, 05/01/21	145,381	155,637
Pool# J06015 5.00%, 05/01/21	169,593	181,557
Pool# G18122 5.00%, 06/01/21	139,430	149,267
Pool# G18123 5.50%, 06/01/21	216,322	234,084
Pool# J01980 6.00%, 06/01/21	120,333	131,121
Pool# J03074 5.00%, 07/01/21	128,765	137,849
Pool# J03028 5.50%, 07/01/21	97,896	105,934
Pool# G12245 6.00%, 07/01/21	82,183	89,550
Pool# G12310 5.50%, 08/01/21	59,921	64,841
Pool# G12348 6.00%, 08/01/21	144,054	156,969
Pool# G12412 5.50%, 11/01/21	78,542	84,991
Pool# G13145 5.50%, 04/01/23	3,653,045	3,948,793
Pool# C00351 8.00%, 07/01/24	1,819	2,093
Pool# D60780 8.00%, 06/01/25	4,797	5,525
4.00%, 07/15/25	6,000,000	6,227,814
4.50%, 07/15/25	12,400,000	13,070,369
Pool# D64617 8.00%, 10/01/25	922	906
Pool# D82854 7.00%, 10/01/27	4,695	5,326
Pool# C00566 7.50%, 12/01/27	6,882	7,859
Pool# C00678 7.00%, 11/01/28	10,112	11,482
Pool# C18271 7.00%, 11/01/28	5,695	6,466
Pool# C00836 7.00%, 07/01/29	4,042	4,593
Pool# A16201 7.00%, 08/01/29	20,783	23,613
Pool# C31282 7.00%, 09/01/29	723	822
Pool# C31285 7.00%, 09/01/29	9,416	10,698
Pool# A18212 7.00%, 11/01/29	130,182	147,909
Pool# C32914 8.00%, 11/01/29	5,775	6,657
Pool# C37436 8.00%, 01/01/30	6,339	7,307
Pool# C36306 7.00%, 02/01/30	2,973	3,380
Pool# C36429 7.00%, 02/01/30	6,016	6,840
Pool# C00921 7.50%, 02/01/30	6,003	6,874
Pool# G01108 7.00%, 04/01/30	3,183	3,616
Pool# C37703 7.50%, 04/01/30	4,339	4,969
Pool# C41561 8.00%, 08/01/30	2,677	3,086
Pool# C01051 8.00%, 09/01/30	10,840	12,131
Pool# C43550 7.00%, 10/01/30	10,833	12,318
Pool# C44017 7.50%, 10/01/30	994	1,139
Pool# C43967 8.00%, 10/01/30	49,168	56,689
Pool# C44978 7.00%, 11/01/30	2,158	2,454
Pool# C44957 8.00%, 11/01/30	5,737	6,614
Pool# C01106 7.00%, 12/01/30	51,725	58,814
Pool# C01103 7.50%, 12/01/30	4,874	5,581
Pool# C01116 7.50%, 01/01/31	4,495	5,147

2010 Semiannual Report 21

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool# C46932 7.50%, 01/01/31	$7,105	$8,135
Pool# C47287 7.50%, 02/01/31	6,468	7,406
Pool# C48851 7.00%, 03/01/31	9,506	10,813
Pool# G01217 7.00%, 03/01/31	46,361	52,715
Pool# C48206 7.50%, 03/01/31	5,625	6,428
Pool# C53324 7.00%, 06/01/31	7,815	8,890
Pool# C01209 8.00%, 06/01/31	2,853	3,289
Pool# C54792 7.00%, 07/01/31	50,169	57,066
Pool# C55071 7.50%, 07/01/31	854	978
Pool# G01309 7.00%, 08/01/31	11,616	13,213
Pool# C01222 7.00%, 09/01/31	8,362	9,511
Pool# G01311 7.00%, 09/01/31	67,190	76,399
Pool# G01315 7.00%, 09/01/31	2,645	3,007
Pool# C58647 7.00%, 10/01/31	3,297	3,750
Pool# C58694 7.00%, 10/01/31	15,902	18,088
Pool# C60012 7.00%, 11/01/31	2,451	2,788
Pool# C61298 8.00%, 11/01/31	7,256	8,366
Pool# C61105 7.00%, 12/01/31	7,857	8,937
Pool# C01305 7.50%, 12/01/31	5,324	6,100
Pool# C62218 7.00%, 01/01/32	7,711	8,771
Pool# C63171 7.00%, 01/01/32	26,271	29,882
Pool# C64121 7.50%, 02/01/32	7,911	9,063
Pool# C01345 7.00%, 04/01/32	36,988	41,739
Pool# C66744 7.00%, 04/01/32	1,360	1,534
Pool# G01391 7.00%, 04/01/32	111,887	127,222
Pool# C65717 7.50%, 04/01/32	10,923	12,519
Pool# C01370 8.00%, 04/01/32	6,784	7,800
Pool# C66916 7.00%, 05/01/32	31,634	35,698
Pool# C67235 7.00%, 05/01/32	67,838	76,553
Pool# C01381 8.00%, 05/01/32	47,740	55,063
Pool# C68290 7.00%, 06/01/32	12,615	14,235
Pool# C68300 7.00%, 06/01/32	55,385	62,501
Pool# C68307 8.00%, 06/01/32	1,716	1,788
Pool# G01449 7.00%, 07/01/32	79,289	90,156
Pool# C68988 7.50%, 07/01/32	4,426	5,055
Pool# C69908 7.00%, 08/01/32	49,992	56,415
Pool# C70211 7.00%, 08/01/32	16,652	18,792
Pool# C71089 7.50%, 09/01/32	15,832	18,146
Pool# G01536 7.00%, 03/01/33	59,344	66,968
Pool# A16419 6.50%, 11/01/33	38,590	42,831
Pool# A16522 6.50%, 12/01/33	236,421	262,405
Pool# A17177 6.50%, 12/01/33	15,935	17,687
Pool# A17262 6.50%, 12/01/33	49,240	54,651
Pool# C01806 7.00%, 01/01/34	38,340	43,266
Pool# A21356 6.50%, 04/01/34	162,089	179,498
Pool# C01851 6.50%, 04/01/34	142,499	157,805
Pool# A22067 6.50%, 05/01/34	250,687	277,613
Pool# A24301 6.50%, 05/01/34	127,963	141,707
Pool# A24988 6.50%, 07/01/34	124,107	137,437
Pool# G01741 6.50%, 10/01/34	108,081	120,230
Pool# G08023 6.50%, 11/01/34	179,729	199,033
Pool# A33137 6.50%, 01/01/35	36,115	39,993
Pool# A31989 6.50%, 04/01/35	62,659	69,036
Pool# G08064 6.50%, 04/01/35	105,892	116,669

22 Semiannual Report 2010

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool# G01947 7.00%, 05/01/35	$89,451	$100,943
Pool# G08073 5.50%, 08/01/35	1,582,873	1,704,408
Pool# A37135 5.50%, 09/01/35	2,973,390	3,201,691
Pool# A46935 6.50%, 09/01/35	49,661	54,716
Pool# A38255 5.50%, 10/01/35	2,361,095	2,542,383
Pool# A38531 5.50%, 10/01/35	3,008,429	3,239,420
Pool# G08088 6.50%, 10/01/35	615,543	678,194
Pool# A39759 5.50%, 11/01/35	174,768	188,187
Pool# A47682 6.50%, 11/01/35	454,480	500,738
Pool# A40376 5.50%, 12/01/35	148,815	160,241
Pool# A42305 5.50%, 01/01/36	863,467	928,416
Pool# A41548 7.00%, 01/01/36	118,900	132,802
Pool# G08111 5.50%, 02/01/36	3,675,253	3,951,701
Pool# A43672 6.50%, 02/01/36	39,258	43,156
Pool# A48303 7.00%, 02/01/36	42,367	47,196
Pool# A43452 5.50%, 03/01/36	53,484	57,507
Pool# A43861 5.50%, 03/01/36	2,765,006	2,972,986
Pool# A43884 5.50%, 03/01/36	2,292,719	2,468,757
Pool# A43885 5.50%, 03/01/36	1,828,088	1,965,595
Pool# A43886 5.50%, 03/01/36	3,060,667	3,290,887
Pool# A48378 5.50%, 03/01/36	1,471,248	1,581,913
Pool# G08116 5.50%, 03/01/36	701,811	754,600
Pool# A48735 5.50%, 05/01/36	275,430	296,148
Pool# A49960 7.00%, 06/01/36	18,389	20,485
Pool# A53039 6.50%, 10/01/36	312,132	343,120
Pool# A53219 6.50%, 10/01/36	208,800	229,530
Pool# G03620 6.50%, 10/01/37	63,355	69,566
Pool# G04473 5.50%, 06/01/38	5,968,244	6,412,170
Pool# G04581 6.50%, 08/01/38	2,470,062	2,712,205
Pool# A81674 6.00%, 09/01/38	6,920,776	7,520,980
Pool# A85442 5.00%, 03/01/39	5,045,438	5,344,433
Pool# G05459 5.50%, 05/01/39	26,136,870	28,078,350
Pool# A88133 4.50%, 08/01/39	8,435,729	8,751,015
Pool# A91165 5.00%, 02/01/40	51,682,151	54,744,855
Pool# A91538 4.50%, 03/01/40	6,449,523	6,690,574
6.00%, 08/15/40	36,300,000	39,283,424
Ginnie Mae I Pool
Pool# 279461 9.00%, 11/15/19	2,302	2,631
Pool# 376510 7.00%, 05/15/24	6,057	6,842
Pool# 457801 7.00%, 08/15/28	6,902	7,840
Pool# 486936 6.50%, 02/15/29	6,631	7,435
Pool# 502969 6.00%, 03/15/29	23,807	26,346
Pool# 487053 7.00%, 03/15/29	9,834	11,177
Pool# 781014 6.00%, 04/15/29	18,915	20,933
Pool# 509099 7.00%, 06/15/29	4,690	5,330
Pool# 470643 7.00%, 07/15/29	18,570	21,107
Pool# 434505 7.50%, 08/15/29	1,021	1,162
Pool# 416538 7.00%, 10/15/29	1,720	1,955
Pool# 524269 8.00%, 11/15/29	10,318	10,717
Pool# 781124 7.00%, 12/15/29	36,986	42,026
Pool# 525561 8.00%, 01/15/30	3,772	4,359
Pool# 507396 7.50%, 09/15/30	100,763	114,840
Pool# 531352 7.50%, 09/15/30	9,747	11,109
Pool# 536334 7.50%, 10/15/30	1,184	1,349
Pool# 540659 7.00%, 01/15/31	1,145	1,300

2010 Semiannual Report 23

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool# 486019 7.50%, 01/15/31	$3,110	$3,552
Pool# 535388 7.50%, 01/15/31	4,089	4,670
Pool# 537406 7.50%, 02/15/31	1,885	2,153
Pool# 528589 6.50%, 03/15/31	89,277	99,993
Pool# 508473 7.50%, 04/15/31	15,049	17,187
Pool# 544470 8.00%, 04/15/31	4,307	4,484
Pool# 781287 7.00%, 05/15/31	20,256	23,003
Pool# 549742 7.00%, 07/15/31	6,919	7,860
Pool# 781319 7.00%, 07/15/31	6,299	7,154
Pool# 485879 7.00%, 08/15/31	22,037	25,034
Pool# 572554 6.50%, 09/15/31	178,009	199,375
Pool# 555125 7.00%, 09/15/31	3,576	4,062
Pool# 781328 7.00%, 09/15/31	19,196	21,801
Pool# 550991 6.50%, 10/15/31	6,578	7,368
Pool# 571267 7.00%, 10/15/31	1,932	2,194
Pool# 547948 6.50%, 11/15/31	9,568	10,716
Pool# 574837 7.50%, 11/15/31	3,252	3,712
Pool# 555171 6.50%, 12/15/31	2,392	2,680
Pool# 781380 7.50%, 12/15/31	5,832	6,649
Pool# 781481 7.50%, 01/15/32	30,148	34,356
Pool# 580972 6.50%, 02/15/32	4,576	5,100
Pool# 781401 7.50%, 02/15/32	16,101	18,367
Pool# 781916 6.50%, 03/15/32	374,845	418,994
Pool# 552474 7.00%, 03/15/32	13,134	14,928
Pool# 781478 7.50%, 03/15/32	10,240	11,669
Pool# 781429 8.00%, 03/15/32	16,081	18,670
Pool# 781431 7.00%, 04/15/32	69,374	78,813
Pool# 568715 7.00%, 05/15/32	54,856	62,345
Pool# 552616 7.00%, 06/15/32	79,493	90,346
Pool# 570022 7.00%, 07/15/32	105,328	119,708
Pool# 583645 8.00%, 07/15/32	7,542	8,722
Pool# 595077 6.00%, 10/15/32	50,311	55,677
Pool# 596657 7.00%, 10/15/32	6,880	7,819
Pool# 552903 6.50%, 11/15/32	348,087	387,910
Pool# 552952 6.00%, 12/15/32	49,379	54,645
Pool# 588192 6.00%, 02/15/33	24,870	27,461
Pool# 602102 6.00%, 02/15/33	31,941	35,268
Pool# 553144 5.50%, 04/15/33	208,913	227,409
Pool# 604243 6.00%, 04/15/33	100,418	110,877
Pool# 611526 6.00%, 05/15/33	44,093	48,686
Pool# 631924 6.00%, 05/15/33	93,784	103,552
Pool# 553320 6.00%, 06/15/33	115,230	127,231
Pool# 572733 6.00%, 07/15/33	11,678	12,895
Pool# 573916 6.00%, 11/15/33	95,858	105,843
Pool# 604788 6.50%, 11/15/33	236,629	263,109
Pool# 604875 6.00%, 12/15/33	212,313	234,427
Pool# 781688 6.00%, 12/15/33	216,780	239,585
Pool# 781690 6.00%, 12/15/33	92,592	102,391
Pool# 781699 7.00%, 12/15/33	35,314	40,114
Pool# 621856 6.00%, 01/15/34	58,801	64,705
Pool# 564799 6.00%, 03/15/34	505,331	556,069
Pool# 630038 6.50%, 08/15/34	173,924	193,061
Pool# 781804 6.00%, 09/15/34	299,271	329,506
Pool# 781847 6.00%, 12/15/34	275,358	303,151

24 Semiannual Report 2010

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Pool# 486921 5.50%, 02/15/35	$110,374	$119,870
Pool# 781902 6.00%, 02/15/35	236,188	259,315
Pool# 781933 6.00%, 06/15/35	42,400	46,578
Pool# 649454 5.50%, 09/15/35	1,148,633	1,247,451
Pool# 649510 5.50%, 10/15/35	1,716,830	1,864,531
Pool# 649513 5.50%, 10/15/35	2,510,322	2,726,288
Pool# 652207 5.50%, 03/15/36	1,956,210	2,121,449
Pool# 652539 5.00%, 05/15/36	169,210	180,928
Pool# 655519 5.00%, 05/15/36	223,151	238,605
Pool# 606308 5.50%, 05/15/36	326,479	354,056
Pool# 606314 5.50%, 05/15/36	149,561	162,195
Pool# 657912 6.50%, 08/15/36	84,138	92,607
Pool# 704630 5.50%, 07/15/39	498,426	539,437
Pool# 722292 5.00%, 09/15/39	9,391,235	10,029,838
6.00%, 07/15/40	11,800,000	12,858,318
4.50%, 08/15/40	1,400,000	1,453,375
5.00%, 08/15/40	6,900,000	7,321,549
5.50%, 08/15/40	6,200,000	6,678,566

Total U.S. Government Mortgage Backed Agencies (cost $573,607,232)		594,106,219

Sovereign Bonds 2.5%
BRAZIL 0.2%
Brazilian Government International Bond,
7.13%, 01/20/37	2,105,000	2,483,900
Republic of Brazil, 10.50%, 07/14/14	700,000	889,000

		3,372,900

CANADA 0.6%
Canada Government International Bond,
2.38%, 09/10/14	2,915,000	2,991,854
Province of British Columbia Canada,
4.30%, 05/30/13	159,000	172,778
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	1,008,461
Province of Ontario Canada
4.38%, 02/15/13	428,000	459,378
4.10%, 06/16/14	2,470,000	2,656,235
4.50%, 02/03/15	667,000	729,911
4.75%, 01/19/16	295,000	326,301
Province of Quebec Canada
4.60%, 05/26/15	354,000	390,834
7.50%, 09/15/29	578,000	793,376

		9,529,128

CHILE 0.0%†
Chile Government International Bond,
5.50%, 01/15/13	177,000	193,213

CHINA 0.0%†
China Government International Bond,
4.75%, 10/29/13	295,000	321,663

ITALY 0.2%
Italian Republic
4.38%, 06/15/13	560,000	576,450
4.50%, 01/21/15 (b)	938,000	945,841
4.75%, 01/25/16	413,000	429,425
6.88%, 09/27/23	251,000	285,568
5.38%, 06/15/33	841,000	825,855

		3,063,139

MEXICO 0.2%
Mexico Government International Bond
6.38%, 01/16/13	643,000	705,050
6.75%, 09/27/34	1,496,000	1,724,140

		2,429,190

PERU 0.1%
Peru Government International Bond,
7.13%, 03/30/19	1,840,000	2,175,800

POLAND 0.0%†
Poland Government International Bond,
5.00%, 10/19/15	224,000	237,378

SOUTH AFRICA 0.0%†
South Africa Government International Bond,
6.50%, 06/02/14 (b)	206,000	228,660

2010 Semiannual Report 25

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Bond Index Fund (Continued)

Sovereign Bonds (continued)
	Principal Amount	Market Value

SOUTH KOREA 0.1%
Republic of Korea, 4.25%, 06/01/13	$708,000	$739,010

SUPRANATIONAL 0.7%
Asian Development Bank, 2.63%, 02/09/15 (b)	3,710,000	3,812,032
Corp. Andina de Fomento, 6.88%, 03/15/12	236,000	254,906
European Investment Bank
3.00%, 04/08/14	1,260,000	1,308,220
4.63%, 05/15/14	895,000	983,268
4.63%, 10/20/15	2,325,000	2,568,872
5.13%, 09/13/16	350,000	396,444
Inter-American Development Bank,
5.13%, 09/13/16	235,000	268,967
International Bank for Reconstruction & Development,
7.63%, 01/19/23	973,000	1,359,210

		10,951,919

SWEDEN 0.4%
Svensk Exportkredit AB, 4.88%, 09/29/11	5,899,000	6,174,731

Total Sovereign Bonds (cost $37,377,356)		39,416,731

U.S. Government Sponsored & Agency Obligations 5.3%

Fannie Mae
5.38%, 11/15/11	3,501,000	3,730,809
1.75%, 08/10/12 (b)	2,770,000	2,823,996
1.50%, 06/26/13	7,680,000	7,764,042
2.50%, 05/15/14 (b)	4,800,000	4,955,222
3.00%, 09/16/14 (b)	5,325,000	5,588,060
4.63%, 10/15/14	1,779,000	1,984,576
5.00%, 04/15/15 (b)	1,628,000	1,847,060
4.38%, 10/15/15	118,000	130,508
5.38%, 06/12/17 (b)	8,495,000	9,898,145
Federal Farm Credit Bank 4.88%, 01/17/17	695,000	785,715
Federal Home Loan Banks
3.63%, 10/18/13	5,000,000	5,355,700
4.88%, 05/17/17 (b)	1,125,000	1,281,280
5.25%, 06/05/17	7,000,000	8,040,578
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	26,091
Freddie Mac
5.13%, 07/15/12	6,091,000	6,641,261
4.13%, 12/21/12	3,610,000	3,896,670
4.38%, 07/17/15	7,214,000	7,999,677
3.75%, 03/27/19 (b)	1,870,000	1,951,014
6.75%, 09/15/29 (b)	557,000	729,189
6.25%, 07/15/32	1,245,000	1,576,059
Tennessee Valley Authority
6.25%, 12/15/17	50,000	60,783
4.50%, 04/01/18	4,635,000	5,124,447

Total U.S. Government Sponsored & Agency Obligations (cost $76,673,163)		82,190,882

U.S. Treasury Bonds 4.6%

U.S. Treasury Bond
3.50%, 02/15/39	2,285,000	2,122,550
4.25%, 05/15/39	5,595,000	5,915,840
4.38%, 11/15/39	8,245,000	8,900,733
4.38%, 05/15/40	1,700,000	1,838,652
4.50%, 02/15/36 (b)	2,620,000	2,894,283
4.50%, 08/15/39	2,380,000	2,621,346
4.63%, 02/15/40	8,295,000	9,324,094
5.00%, 05/15/37	305,000	363,522
5.38%, 02/15/31	5,337,000	6,566,175
6.25%, 08/15/23	13,581,000	17,604,371
6.88%, 08/15/25	1,613,000	2,238,038
8.00%, 11/15/21	3,710,000	5,395,731
8.13%, 08/15/19	1,900,000	2,706,907
8.50%, 02/15/20	2,138,000	3,136,179
8.75%, 05/15/17	124,000	174,511

Total U.S. Treasury Bonds (cost $66,147,507)		71,802,932

U.S. Treasury Notes 26.9%

U.S. Treasury Note
0.88%, 02/29/12 (b)	10,305,000	10,360,132
1.00%, 09/30/11	9,290,000	9,353,869
1.00%, 04/30/12 (b)	17,600,000	17,732,000
1.13%, 12/15/12	15,000,000	15,123,045
1.38%, 04/15/12 (b)	3,750,000	3,806,396
1.38%, 09/15/12 (b)	27,540,000	27,959,544
1.38%, 11/15/12	15,000,000	15,214,455
1.38%, 02/15/13	7,415,000	7,512,322
1.38%, 03/15/13 (b)	20,000,000	20,259,400
1.75%, 08/15/12 (b)	13,169,000	13,474,560
1.75%, 03/31/14 (b)	7,655,000	7,760,853
1.88%, 06/15/12 (b)	8,190,000	8,392,195
1.88%, 02/28/14 (b)	4,000,000	4,076,248
1.88%, 04/30/14 (b)	10,525,000	10,714,945
2.13%, 11/30/14 (b)	5,230,000	5,341,137
2.25%, 05/31/14 (b)	14,000,000	14,445,158
2.38%, 08/31/14 (b)	1,302,000	1,346,044
2.38%, 09/30/14 (b)	5,605,000	5,789,354
2.38%, 02/28/15	5,225,000	5,385,042

26 Semiannual Report 2010

U.S. Treasury Notes (continued)
	Principal Amount	Market Value

2.38%, 03/31/16	$2,000,000	$2,029,532
2.50%, 04/30/15 (b)	17,505,000	18,127,250
2.75%, 05/31/17 (b)	5,665,000	5,784,497
3.00%, 09/30/16 (b)	2,460,000	2,565,126
3.00%, 02/28/17	2,475,000	2,569,359
3.25%, 06/30/16 (b)	6,135,000	6,506,456
3.25%, 12/31/16	12,650,000	13,333,884
3.38%, 11/15/19	26,860,000	27,818,983
3.50%, 05/15/20	5,900,000	6,174,704
3.63%, 08/15/19	26,080,000	27,577,566
3.63%, 02/15/20 (b)	3,430,000	3,624,008
4.00%, 02/15/15	3,250,000	3,586,934
4.13%, 05/15/15	1,748,000	1,942,056
4.25%, 09/30/12	7,000,000	7,568,750
4.25%, 11/15/17 (b)	8,710,000	9,784,457
4.50%, 09/30/11 (b)	28,100,000	29,533,550
4.50%, 04/30/12 (b)	4,000,000	4,289,532
4.50%, 11/15/15	6,372,000	7,234,208
4.50%, 05/15/17	5,775,000	6,569,963
4.63%, 02/29/12	15,297,000	16,337,915
4.63%, 02/15/17	6,365,000	7,271,516
4.75%, 05/31/12 (b)	6,465,000	6,978,664

Total U.S. Treasury Notes (cost $405,661,487)		421,255,609

Yankee Dollars 0.8%

Chemicals 0.0%†
Potash Corp of Saskatchewan, Inc.
7.75%, 05/31/11	41,000	43,379
4.88%, 03/01/13	165,000	177,468
5.88%, 12/01/36	125,000	134,327

		355,174

Commercial Banks 0.0%†
Westpac Banking Corp.,
4.63%, 06/01/18	147,000	146,724

Diversified Financial Services 0.0%†
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	365,000	423,982

Electric Utilities 0.1%
Hydro Quebec
8.40%, 01/15/22	220,000	306,615
8.88%, 03/01/26	156,000	222,914

		529,529

Energy Equipment & Services 0.1%
EnCana Corp.
4.75%, 10/15/13	339,000	363,515
6.50%, 08/15/34	350,000	385,251
Weatherford International Ltd., 5.50%, 02/15/16	74,000	78,896

		827,662

Insurance 0.0%†
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	74,000	75,521

Metals & Mining 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	93,082
Rio Tinto Alcan, Inc.
6.45%, 03/15/11	44,000	45,531
4.50%, 05/15/13	372,000	391,104
Vale Inco Ltd., 7.75%, 05/15/12	177,000	192,630
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	171,241

		893,588

Oil, Gas & Consumable Fuels 0.4%
Burlington Resources Finance Co.
6.40%, 08/15/11	124,000	130,008
6.50%, 12/01/11	206,000	220,932
Canadian Natural Resources Ltd.,
4.90%, 12/01/14	280,000	304,614
Enbridge, Inc.,
5.60%, 04/01/17	1,500,000	1,669,122
Nexen, Inc.
5.05%, 11/20/13	295,000	315,933
5.20%, 03/10/15	350,000	375,530
5.88%, 03/10/35	133,000	130,123
6.40%, 05/15/37	350,000	364,985
Petro-Canada,
5.95%, 05/15/35	271,000	283,100
Statoil ASA,
6.80%, 01/15/28	650,000	778,365
Suncor Energy, Inc.,
6.10%, 06/01/18	805,000	906,747
Talisman Energy, Inc.
7.25%, 10/15/27	133,000	154,744
5.75%, 05/15/35	350,000	351,633
TransCanada Pipelines Ltd.,
5.85%, 03/15/36	750,000	768,691

		6,754,527

Road & Rail 0.1%
Canadian National Railway Co.
4.40%, 03/15/13	1,035,000	1,109,385
6.90%, 07/15/28	242,000	296,722
6.20%, 06/01/36	236,000	277,863

		1,683,970

2010 Semiannual Report 27

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Bond Index Fund (Continued)

Yankee Dollars (continued)
	Principal Amount	Market Value

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	$413,000	$519,598

Total Yankee Dollars (cost $11,152,778)		12,210,275

Mutual Fund 3.4%

	Shares	Market Value

Money Market Fund 3.4%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (f)	52,808,056	52,808,056

Total Mutual Fund (cost $52,808,056)		52,808,056

Repurchase Agreement 0.3%

	Principal Amount	Market Value

Morgan Stanley, dated 6/30/2010, due 7/1/2010, repurchase price $4,882,521, collateralized by U.S. Government Agency Mortgage Securities 4.00% – 8.50%, maturing 03/01/2015 – 06/01/2040; total market value of $4,980,342 (g)	$4,882,517	4,882,517

Total Repurchase Agreement (cost $4,882,517)		4,882,517

Total Investments Before TBA Sale Commitments (cost $1,567,895,905) — 105.1%		1,642,978,007

TBA Sale Commitments −4.0%

	Principal Amount	Market Value

U.S. Government Mortgage Backed Agencies
Fannie Mae Pool 5.00%, 07/25/40	(14,000,000)	(14,811,566)
6.00%, 07/25/40	(42,700,000)	(46,309,474)
5.50%, 08/25/40	(1,500,000)	(1,605,000)

Total TBA Sale Commitments (cost $(61,759,266))		(62,726,040)

Total Investments (cost $1,506,136,639) (h) — 101.1%		1,580,251,967

Liabilities in excess of other assets — (1.1)%		(16,781,470)

NET ASSETS — 100.0%		$1,563,470,497

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2010. The maturity date represents the actual maturity date.

(b)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $232,397,015, which was collateralized by repurchase agreements with a value of $4,882,517 and $231,854,037, of collateral in the form of U.S. government agency securities, interest rates ranging from 0.00% to 6.50% and maturity dates ranging from 06/02/11 to 01/01/48, a total value of $236,736,554.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2010 was $7,885,613 which represents 0.50% of net assets.

(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2010.

(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2010. The maturity date reflects the next call date.

(f)	Represents 7-day effective yield as of June 30, 2010.

(g)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of June 30, 2010 was $4,882,517.

(h)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

(i)	Investment in affiliate.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

28 Semiannual Report 2010

AB	Stock Company

AG	Stock Corporation

ASA	Stock Corporation

BV	Private Limited Liability Company

FICO	Fair Isaac Corporation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PCL	Public Company Limited

PLC	Public Limited Company

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

UK	United Kingdom

ULC	Unlimited Liability Company

2010 Semiannual Report 29

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Bond
Index Fund

Assets:
Investments, at value* (cost $1,563,013,388)	$1,638,095,490
Repurchase agreement, at value and cost	4,882,517

Total Investments	1,642,978,007

Interest and dividends receivable	11,610,389
Security lending income receivable	6,927
Receivable for investments sold	148,747,272
Receivable for capital shares issued	2,125,304
Reclaims receivable	2,025
Prepaid expenses and other assets	14,826

Total Assets	1,805,484,750

Liabilities:
Payable for investments purchased	172,936,967
Payable for capital shares redeemed	843,856
Cash overdraft (Note 2)	14,735
TBA Sale Commitments (proceeds 61,759,266)	62,726,040
Payable for interest income on TBA Sale Commitments	123,295
Payable upon return of securities loaned (Note 2)	4,882,517
Accrued expenses and other payables:
Investment advisory fees	247,484
Fund administration fees	39,254
Accounting and transfer agent fees	84,423
Custodian fees	7,159
Compliance program costs (Note 3)	7,395
Professional fees	49,875
Printing fees	21,271
Other	29,982

Total Liabilities	242,014,253

Net Assets	$1,563,470,497

Represented by:
Capital	$1,487,961,716
Accumulated net investment loss	(2,051,358)
Accumulated net realized gains from investment transactions	3,444,811
Net unrealized appreciation/(depreciation) from investments	74,115,328

Net Assets	$1,563,470,497

Net Assets:
Class Y Shares	$1,563,470,497

Total	$1,563,470,497

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	148,331,035

Total	148,331,035

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$10.54

*	Includes value of securities on loan of $232,397,015 (Note 2).

The accompanying notes are an integral part of these financial statements.

30 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Bond
Index Fund

INVESTMENT INCOME:
Interest income	$27,622,672
Dividend income	56,570
Income from securities lending (Note 2)	51,843

Total Income	27,731,085

EXPENSES:
Investment advisory fees	1,640,912
Fund administration fees	257,758
Professional fees	76,939
Printing fees	9,187
Trustee fees	26,461
Custodian fees	30,171
Accounting and transfer agent fees	59,852
Compliance program costs (Note 3)	3,178
Other	35,245

Total expenses before earnings credit and expenses waived	2,139,703
Earnings credit (Note 5)	(93)
Expenses voluntarily waived by adviser (Note 3)	(92,097)

Net Expenses	2,047,513

NET INVESTMENT INCOME	25,683,572

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	5,189,461
Net change in unrealized appreciation/(depreciation) from investments	47,036,074

Net realized/unrealized gains from investments	52,225,535

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$77,909,107

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 31

Statements of Changes in Net Assets

	NVIT Bond Index Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$25,683,572	$52,910,818
Net realized gains from investment transactions	5,189,461	3,507,828
Net change in unrealized appreciation from investments	47,036,074	12,329,865

Change in net assets resulting from operations	77,909,107	68,748,511

Distributions to Shareholders From:
Net investment income:

Class Y	(29,232,103)	(53,728,974)
Net realized gains:
Class Y	–	(1,705,548)

Change in net assets from shareholder distributions	(29,232,103)	(55,434,522)

Change in net assets from capital transactions	49,886,638	84,778,168

Change in net assets	98,563,642	98,092,157

Net Assets:
Beginning of period	1,464,906,855	1,366,814,698

End of period	$1,563,470,497	$1,464,906,855

Accumulated undistributed net investment income (loss) at end of period	$(2,051,358)	$1,497,173

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$75,862,818	$395,652,835
Dividends reinvested	29,232,103	55,434,522
Cost of shares redeemed	(55,208,283)	(366,309,189)

Total Class Y	49,886,638	84,778,168

Change in net assets from capital transactions	$49,886,638	$84,778,168

SHARE TRANSACTIONS:
Class Y Shares
Issued	7,296,554	38,778,913
Reinvested	2,815,837	5,479,595
Redeemed	(5,320,912)	(36,181,636)

Total Class Y Shares	4,791,479	8,076,872

Total change in shares	4,791,479	8,076,872

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

32 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Bond Index Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover
Class Y Shares(d)
Six Months Ended June 30, 2010 (Unaudited) (e)	$10.21	0.18	0.35	0.53	(0.20)	–	(0.20)	$10.54	5.24%	$1,563,470,497	0.27%	3.44%	0.29%	110.09%
Year Ended December 31, 2009 (e)	$10.09	0.42	0.15	0.57	(0.44)	(0.01)	(0.45)	$10.21	5.77%	$1,464,906,855	0.31%	4.17%	0.31%	143	.71%(f)
Year Ended December 31, 2008	$10.15	0.47	–	0.47	(0.46)	(0.07)	(0.53)	$10.09	4.74%	$1,366,814,698	0.32%	4.60%	0.32%	66.57%
Period Ended December 31, 2007 (g)	$10.00	0.35	0.14	0.49	(0.34)	–	(0.34)	$10.15	4.99%	$1,561,586,156	0.29%	5.06%	0.29%	166.82%
Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.
(e)	Per share calculations were performed using average shares method.
(f)	The amount shown includes the effect of mortgage dollar roll transactions while the prior year amounts did not include the effect of mortgage dollar roll transactions. In the prior years, had mortgage dollar roll transactions been included, the portfolio turnover would have increased.

(g)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 33

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Bond Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held by other Insurance Companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) were valued at the mean price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflects such factors as security prices, yields, maturities, ratings and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. On May 21, 2010, debt and other fixed-income securities (other than short-term obligations) were valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflects such factors as security prices, yields, maturities, ratings and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

34 Semiannual Report 2010

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. when fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$7,613,111	$—	$7,613,111

Commercial Mortgage Backed Securities	—	44,479,267	—	44,479,267

Corporate Bonds	—	303,661,997	—	303,661,997

Municipal Bonds	—	8,550,411	—	8,550,411

Mutual Fund	52,808,056	—	—	52,808,056

Repurchase Agreement	—	4,882,517	—	4,882,517

Sovereign Bonds	—	39,416,731	—	39,416,731

U.S. Government Mortgage Backed Agencies	—	594,106,219	—	594,106,219

U.S. Government Sponsored & Agency Obligations	—	82,190,882	—	82,190,882

U.S. Treasury Bonds	—	71,802,932	—	71,802,932

U.S. Treasury Notes	—	421,255,609	—	421,255,609

2010 Semiannual Report 35

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total

Yankee Dollars	$—	$12,210,275	$—	$12,210,275

Total Assets	52,808,056	1,590,169,951	—	1,642,978,007

Liabilities:
U.S. Government Mortgage Backed Agencies	—	(62,726,040)	—	(62,726,040)

Total Liabilities	—	(62,726,040)	—	(62,726,040)

Total	$52,808,056	$1,527,443,911	$—	$1,580,251,967

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $14,735 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 4.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Mortgage Dollar Rolls

The Fund may enter into mortgage dollar rolls, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Mortgage dollar rolls may be implemented in the “to be announced” (“TBA”) market and are referred to as TBAs on the Statement of Investments of the Fund. During the roll period, the Fund foregoes principal and interest paid on the mortgage-backed securities. Each mortgage dollar roll is treated as a purchase and sale transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date. Income is generated as consideration for entering into mortgage dollar rolls and is included in interest income on the Statement of Operations.

36 Semiannual Report 2010

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral*

$232,397,015	$236,736,554

*	Includes $231,854,037 of collateral in the form of U.S. Government Agency Mortgage securities, interest rates ranging from 0.00% to 6.50%, and maturity dates ranging from 06/02/11 to 01/01/48.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains

2010 Semiannual Report 37

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2007 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (“BlackRock”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of BlackRock.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1.5 billion	0.22%

$1.5 billion up to $3 billion	0.21%

$3 billion and more	0.20%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the subadviser. NFA paid the subadviser $293,614 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.32% for the Fund’s Class Y shares until at least April 30, 2011. Pursuant to the Expense Limitation Agreement, the expense ratio for Class Y shares of the Fund will not exceed 4.00% through March 1, 2011.

38 Semiannual Report 2010

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Fiscal Year	Fiscal Year	Six Months Ended
2008 Amount	2009 Amount	June 30, 2010	Total

$—	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

In addition, NFA voluntarily agreed to waive from its Investment Advisory Fee an amount equal to $92,097 for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets

2010 Semiannual Report 39

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $3,178.

4. Investment in Affiliate Issuers

A summary of the Fund’s transactions from Nationwide issuers during the six months ended June 30, 2010 were as follows:

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Security	2009	at Cost	Proceeds	Income	Gain/Loss	2010

Nationwide Financial Services, Inc.	$81,865	$—	$—	$3,665	$—	$78,993

Nationwide Mutual Insurance Co.	233,050	—	—	8,592	—	250,818

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any

40 Semiannual Report 2010

offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $1,553,705,718 and sales of $1,607,920,297 (excluding short-term securities).

For the six months ended June 30, 2010, the Fund had purchases of $160,584,649 and sales of $99,534,692 of U.S. Government securities.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,569,398,135	$75,548,551	$(1,968,679)	$73,579,872

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 41

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

42 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Bond Index Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and BlackRock, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class Y shares for the one-year period ended September 30, 2009 was in the fourth quintile of its Peer Universe, and slightly below the performance of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. The Trustees noted that this was to be expected given that the Index, unlike the Fund, does not have expenses. The Trustees noted that the Fund had achieved its objective of tracking the performance of the Barclays Capital U.S. Aggregate Bond Index.

With respect to expenses, the Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class Y shares were in the first quintile of its Peer Group. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees then noted that the breakpoints included in the Fund’s investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 43

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

44 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 45

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

46 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 47

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NVIT Core Bond Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

22	Supplemental Information

24	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CB (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Core Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Core Bond Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	1,053.70	3.16	0.62
	Hypothetical	[b]	1,000.00	1,021.72	3.11	0.62

Class II Shares	Actual		1,000.00	1,051.60	4.43	0.87
	Hypothetical	[b]	1,000.00	1,020.48	4.36	0.87

Class Y Shares	Actual		1,000.00	1,054.50	2.39	0.47
	Hypothetical	[b]	1,000.00	1,022.46	2.36	0.47

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Core Bond Fund
June 30, 2010 (Unaudited)

Asset Allocation

Corporate Bonds	36.8%
U.S. Government Sponsored & Agency Obligations	25.5%
U.S. Government Mortgage Backed Agencies	20.3%
Collateralized Mortgage Obligations	7.8%
Commercial Mortgage Backed Securities	3.6%
Mutual Fund	2.3%
U.S. Treasury Bonds	1.4%
U.S. Treasury Note	0.8%
Yankee Dollars	0.7%
Asset-Backed Securities	0.3%
Other assets in excess of liabilities	0.5%

100.0%

Top Industries †

Diversified Financial Services	11.4%
Commercial Banks	3.3%
Metals & Mining	2.9%
Chemicals	2.2%
Thrifts & Mortgage Finance	1.9%
Oil, Gas & Consumable Fuels	1.6%
Consumer Finance	1.5%
Energy Equipment & Services	1.5%
Electric Utilities	1.4%
Insurance	1.4%
Other Industries	70.9%

100.0%

Top Holdings †

Fannie Mae, 3.00%, 09/16/14	5.1%
Federal Home Loan Banks, 3.63%, 10/18/13	3.5%
Federal Home Loan Banks, 3.00%, 06/24/13	3.4%
Private Export Funding Corp., 4.30%, 12/15/21	3.4%
Government National Mortgage Association, 5.00%, 03/16/37	2.6%
Citigroup Funding, Inc., 1.38%, 05/05/11	2.4%
Freddie Mac, 5.35%, 08/01/15	2.4%
Fannie Mae REMICS, 6.00%, 02/25/36	2.4%
Invesco Liquid Assets Portfolio — Institutional Class	2.3%
Freddie Mac REMICS, 4.50%, 04/15/38	2.3%
Other Holdings	70.2%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 0.3%

	Principal Amount	Market Value

Credit Card 0.2%
Golden Credit Card Trust, Series 2008-3, Class A, 1.35%, 07/15/17 (a)(b)	$1,000,000	$1,006,207

Student Loan 0.1%
Access Group, Inc., Series 2002-1, Class A2, 0.72%, 09/25/25 (a)	580,008	578,499

Total Asset-Backed Securities (cost $1,566,873)		1,584,706

Collateralized Mortgage Obligations 7.8%

Fannie Mae REMICS, Series 2008-55, Class VB, 5.00%, 02/25/27	10,000,000	10,851,171
Government National Mortgage Association, Series 2010-37, Class ML, 4.50%, 12/20/38	12,000,000	12,999,071
Government National Mortgage Association, Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	16,360,456
Government National Mortgage Association, Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,610,872

Total Collateralized Mortgage Obligations (cost $46,738,067)		48,821,570

Commercial Mortgage Backed Securities 3.6%

Banc of America Commercial Mortgage, Inc.
Series 2004-4, Class A3, 4.13%, 07/10/42	99,820	99,766
Series 2005-2, Class AM, 4.91%, 07/10/43 (a)	700,000	669,136
Series 2005-6, Class A4, 5.35%, 09/10/47 (a)	2,500,000	2,676,792
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A4, 4.32%, 02/13/46	495,218	501,062
Series 2005-T18, Class A4, 4.93%, 02/13/42 (a)	1,700,000	1,797,515
Series 2006-T22, Class AM, 5.63%, 04/12/38 (a)	500,000	444,818
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class AM 5.48%, 03/10/39	750,000	595,537
GS Mortgage Securities Corp. II Series 2004-GG2, Class A4,
4.96%, 08/10/38	1,000,000	1,034,516
Series 2004-GG2, Class A6, 5.40%, 08/10/38 (a)	1,500,000	1,582,234
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIBC, Class A3, 6.26%, 03/15/33	279,552	283,348
Series 2006-LDP6, Class A4, 5.48%, 04/15/43 (a)	1,359,000	1,443,000
Series 2008-C2, Class A4, 6.07%, 02/12/51	500,000	483,048
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.29%, 06/15/29 (a)	600,000	621,837
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	354,334
Series 2007-C6, Class A2, 5.85%, 07/15/40	746,775	777,339
Series 2008-C1, Class A2, 6.32%, 04/15/41 (a)	500,000	530,592
Morgan Stanley Capital I
Series 2005-T19, Class A3, 4.83%, 06/12/47	750,000	774,076
Series 2005-T19, Class AJ, 4.99%, 06/12/47 (a)	1,000,000	844,829
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	1,060,433
Series 2006-T21, Class A4, 5.16%, 10/12/52 (a)	2,500,000	2,616,255
Series 2006-T23, Class AM, 5.98%, 08/12/41 (a)	1,479,000	1,368,793
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	1,035,511
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39%, 10/15/35	462,312	483,580

Total Commercial Mortgage Backed Securities (cost $21,322,833)		22,078,351

Corporate Bonds 36.8%

Aerospace & Defense 0.8%
L-3 Communications Corp.,
4.75%, 07/15/20	5,000,000	5,038,440

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Core Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Airlines 0.4%
American Airlines 2003-1, Pass Through Trust, 3.86%, 07/09/10	$934,843	$932,506
Continental Airlines 2000-2, Pass Through Trust, Series 00A2, 7.49%, 10/02/10	1,000,000	1,005,000
Continental Airlines 2000-2, Pass Through Trust, Series 002A, 7.71%, 04/02/21	311,069	318,846

		2,256,352

Beverages 0.8%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/19 (b)	1,500,000	1,820,643
6.88%, 11/15/19 (b)	1,500,000	1,729,872
SABMiller PLC, 6.50%, 07/15/18 (b)	1,250,000	1,454,306

		5,004,821

Chemicals 2.0%
Agrium, Inc.,
6.75%, 01/15/19	4,000,000	4,639,640
Airgas, Inc.,
4.50%, 09/15/14	1,000,000	1,039,815
Cytec Industries, Inc., 6.00%, 10/01/15	3,000,000	3,297,603
Mosaic Global Holdings, Inc.
7.38%, 08/01/18	2,000,000	2,347,978
7.30%, 01/15/28	1,205,000	1,386,256

		12,711,292

Commercial Banks 3.2%
Bank of America NA,
6.10%, 06/15/17	3,800,000	3,932,529
BNP Paribas,
4.80%, 06/24/15 (b)	2,000,000	2,032,188
HSBC Holdings PLC,
6.80%, 06/01/38	2,750,000	2,963,623
JPMorgan Chase Bank NA,
6.00%, 10/01/17	5,350,000	5,825,947
Standard Chartered Bank,
6.40%, 09/26/17 (b)	1,155,000	1,244,437
Svenska Handelsbanken AB,
4.88%, 06/10/14 (b)	3,000,000	3,167,562
Wells Fargo Capital XIII,
7.70%, 03/26/13 (c)	1,000,000	1,010,000

		20,176,286

Consumer Finance 1.5%
American Honda Finance Corp., 6.70%, 10/01/13 (b)	1,000,000	1,138,188
Sallie Mae, Inc., 0.00%, 10/03/22	14,956,000	8,487,276

		9,625,464

Diversified Financial Services 11.3%
BP Capital Markets PLC, 5.25%, 11/07/13	1,000,000	919,256
Citigroup Funding, Inc., 1.38%, 05/05/11	15,000,000	15,114,795
Citigroup, Inc., 8.13%, 07/15/39	1,500,000	1,789,465
FMR LLC, 6.50%, 12/14/40 (b)	3,000,000	2,982,840
General Electric Capital Corp., 6.00%, 08/07/19	2,000,000	2,165,142
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18 (c)	1,000,000	1,030,730
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,500,000	3,466,680
Pooled Funding Trust II, 2.63%, 03/30/12 (b)	5,000,000	5,114,015
Private Export Funding Corp.
3.05%, 10/15/14	10,000,000	10,455,480
4.30%, 12/15/21	20,000,000	20,869,220
Tyco International Finance SA, 4.13%, 10/15/14	2,000,000	2,123,000
Xstrata Finance Canada Ltd.
5.80%, 11/15/16 (b)	2,148,000	2,302,626
6.90%, 11/15/37 (b)	2,000,000	2,111,012

		70,444,261

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc., 5.50%, 02/15/18	3,000,000	3,291,930

Electric Utilities 1.4%
Nisource Finance Corp., 6.13%, 03/01/22	3,000,000	3,202,110
Oncor Electric Delivery Co. LLC, 6.80%, 09/01/18	2,000,000	2,347,714
PacifiCorp, 5.65%, 07/15/18	1,500,000	1,714,568
Public Service Co. of Colorado, Series 12, 4.88%, 03/01/13	500,000	543,880
Public Service Electric & Gas Co., 6.33%, 11/01/13	1,000,000	1,138,775

		8,947,047

6 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Energy Equipment & Services 1.5%
Smith International, Inc.
8.63%, 03/15/14	$500,000	$593,812
9.75%, 03/15/19	3,000,000	4,083,330
Weatherford International Ltd., 6.00%, 03/15/18	1,000,000	1,028,881
Weatherford International, Inc., 6.35%, 06/15/17	3,465,000	3,651,708

		9,357,731

Food & Staples Retailing 1.0%
CVS Pass Through Trust, 6.94%, 01/10/30	5,697,310	6,283,221

Food Products 0.9%
Kraft Foods, Inc.
6.13%, 02/01/18	1,442,000	1,636,523
5.38%, 02/10/20	4,000,000	4,286,204

		5,922,727

Health Care Providers & Services 0.4%
Laboratory Corp of America Holdings, 5.63%, 12/15/15	2,000,000	2,213,454

Industrial Conglomerates 1.0%
General Electric Co., 5.25%, 12/06/17	1,000,000	1,087,406
Tyco Electronics Group SA
5.95%, 01/15/14	2,905,000	3,212,672
6.55%, 10/01/17	1,500,000	1,722,618

		6,022,696

Insurance 1.4%
MetLife, Inc., 6.75%, 06/01/16	4,000,000	4,525,396
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	807,826
Prudential Financial, Inc., 4.75%, 09/17/15	3,000,000	3,097,287

		8,430,509

Media 1.4%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	456,000	528,033
DIRECTV Holdings LLC, 5.20%, 03/15/20	4,000,000	4,168,852
Time Warner Cable, Inc., 6.75%, 07/01/18	3,250,000	3,730,604

		8,427,489

Metals & Mining 2.4%
Anglo American Capital plc, 9.38%, 04/08/19 (b)	2,800,000	3,601,340
ArcelorMittal, 9.85%, 06/01/19	3,000,000	3,748,923
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	2,250,000	2,465,217
Teck Resources Ltd., 9.75%, 05/15/14	4,500,000	5,318,172

		15,133,652

Oil, Gas & Consumable Fuels 1.6%
Energy Transfer Partners LP
6.00%, 07/01/13	1,250,000	1,356,661
6.70%, 07/01/18	4,000,000	4,301,488
Sunoco Logistics Partners Operations LP, 8.75%, 02/15/14	1,000,000	1,174,826
Williams Partners LP, 5.25%, 03/15/20 (b)	3,000,000	3,067,701

		9,900,676

Pharmaceuticals 0.3%
Novartis Securities Investment Ltd., 5.13%, 02/10/19	1,500,000	1,679,169

Road & Rail 0.2%
CSX Corp., 6.25%, 03/15/18	1,000,000	1,148,190

Thrifts & Mortgage Finance 1.9%
U.S. Central Federal Credit Union, 1.90%, 10/19/12	10,000,000	10,206,290
WMC Finance USA, Ltd., 5.13%, 05/15/13	1,250,000	1,365,335

		11,571,625

Tobacco 0.9%
Reynolds American, Inc., 7.63%, 06/01/16	4,700,000	5,330,406

Total Corporate Bonds (cost $218,844,678)		228,917,438

U.S. Government Mortgage Backed Agencies 20.3%

Fannie Mae Pool
Pool# 873863
5.69%, 05/01/16	4,781,458	5,313,305
Pool# AA6943
4.50%, 05/01/39	9,354,837	9,713,244
Fannie Mae REMICS
Pool# FNR 2005-53 MH
5.50%, 03/25/34	10,000,000	10,836,642
Pool# FNR 2007-74 QC
6.00%, 02/25/36	13,652,000	14,864,018
Pool# FNR 2007-6 PA
5.50%, 02/25/37	8,584,997	9,275,231
Pool# FNR 2007-66 AH
6.00%, 07/25/37	10,000,000	10,141,142

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Core Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Freddie Mac Gold Pool Pool# A85748, 5.00%, 04/01/39	$8,428,618	$8,928,101
Freddie Mac REMICS
Pool# FHR 3451 VB
5.00%, 05/15/28	10,000,000	10,853,778
Pool# FHR 3036 TM
4.50%, 12/15/34	10,000,000	10,733,927
Pool# FHR 3334 MD
5.00%, 06/15/35	10,000,000	10,736,680
Pool# FHR 3189 PC
6.00%, 08/15/35	10,000,000	11,036,678
Pool# FHR 3540 LN
4.50%, 04/15/38	13,665,637	14,065,914

Total U.S. Government Mortgage Backed Agencies (cost $123,220,170)		126,498,660

U.S. Government Sponsored & Agency Obligations 25.5%

Fannie Mae
3.25%, 04/09/13	2,500,000	2,653,433
3.00%, 09/16/14	30,000,000	31,482,030
Farmer Mac Guaranteed Notes Trust 2007-1 5.13%, 04/19/17 (b)	8,225,000	8,989,686
Federal Farm Credit Bank 2.80%, 11/05/14	10,000,000	10,423,970
Federal Home Loan Banks
3.00%, 06/24/13	20,000,000	21,043,620
3.63%, 10/18/13	20,000,000	21,422,800
3.13%, 12/13/13	10,000,000	10,568,770
2.75%, 03/13/15	5,000,000	5,153,780
5.38%, 08/15/18	3,000,000	3,495,084
5.00%, 03/12/21	5,000,000	5,624,735
Freddie Mac
5.75%, 01/15/12	2,500,000	2,693,535
1.00%, 08/28/12	10,000,000	10,039,480
5.35%, 08/01/15	13,000,000	14,928,238
Freddie Mac Strips 0.00%, 03/15/12	10,439,000	10,206,503

Total U.S. Government Sponsored & Agency Obligations (cost $153,997,823)		158,725,664

U.S. Treasury Bonds 1.4%

U.S. Treasury Bond, 8.13%, 08/15/21	3,500,000	5,119,842
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/19	3,000,000	3,324,198

Total U.S. Treasury Bonds (cost $8,126,009)		8,444,040

U.S. Treasury Note 0.8%

U.S. Treasury Note, 0.88%, 05/31/11	5,100,000	5,124,307

Total U.S. Treasury Note (cost $5,077,784)		5,124,307

Yankee Dollars 0.7%

Chemicals 0.2%
Potash Corp of Saskatchewan, Inc., 4.88%, 03/01/13	1,135,000	1,220,763

Metals & Mining 0.5%
Xstrata Canada Corp.
7.25%, 07/15/12	1,170,000	1,267,193
6.00%, 10/15/15	2,000,000	2,164,180

		3,431,373

Total Yankee Dollars (cost $4,068,766)		4,652,136

Mutual Fund 2.3%

	Shares	Market Value

Money Market Fund 2.3%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (d)	14,135,264	14,135,264

Total Mutual Fund (cost $14,135,264)		14,135,264

Total Investments (cost $597,098,267) (e) — 99.5%		618,982,136

Other assets in excess of liabilities — 0.5%		3,047,557

NET ASSETS — 100.0%		$622,029,693

8 Semiannual Report 2010

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2010 was $41,762,623 which represents 6.71% of net assets.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2010. The maturity date reflects the next call date.

(d)	Represents 7-day effective yield as of June 30, 2010.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
Core Bond Fund

Assets:
Investments, at value (cost $597,098,267)	$618,982,136
Interest and dividends receivable	4,607,811
Receivable for capital shares issued	1,809,807
Reclaims receivable	9,530
Prepaid expenses and other assets	5,926

Total Assets	625,415,210

Liabilities:
Payable for investments purchased	2,982,840
Payable for capital shares redeemed	35,917
Accrued expenses and other payables:
Investment advisory fees	198,809
Fund administration fees	17,970
Distribution fees	44,983
Administrative servicing fees	25,176
Accounting and transfer agent fees	9,402
Custodian fees	430
Compliance program costs (Note 3)	3,012
Professional fees	18,098
Printing fees	32,608
Other	16,272

Total Liabilities	3,385,517

Net Assets	$622,029,693

Represented by:
Capital	$595,682,497
Accumulated undistributed net investment income	3,522,278
Accumulated net realized gains from investment transactions	941,049
Net unrealized appreciation/(depreciation) from investments	21,883,869

Net Assets	$622,029,693

Net Assets:
Class I Shares	$15,011,952
Class II Shares	221,147,774
Class Y Shares	385,869,967

Total	$622,029,693

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,410,910
Class II Shares	20,844,590
Class Y Shares	36,280,767

Total	58,536,267

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.64
Class II Shares	$10.61
Class Y Shares	$10.64

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Core Bond Fund

INVESTMENT INCOME:
Interest income	$10,538,561
Dividend income	11,098

Total Income	10,549,659

EXPENSES:
Investment advisory fees	1,100,919
Fund administration fees	100,690
Distribution fees Class II Shares	267,094
Administrative servicing fees Class I Shares	10,623
Administrative servicing fees Class II Shares	160,257
Professional fees	29,459
Printing fees	30,317
Trustee fees	9,404
Custodian fees	8,044
Accounting and transfer agent fees	9,274
Compliance program costs (Note 3)	957
Other	11,312

Total expenses before earnings credits	1,738,350
Earnings credit (Note 4)	(2)

Net Expenses	1,738,348

NET INVESTMENT INCOME	8,811,311

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	959,088
Net change in unrealized appreciation/(depreciation) from investments	19,226,528

Net realized/unrealized gains from investments	20,185,616

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$28,996,927

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Statements of Changes in Net Assets

	NVIT Core Bond Fund

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$8,811,311	$9,124,393
Net realized gains from investment transactions	959,088	2,802,985
Net change in unrealized appreciation from investments	19,226,528	4,897,525

Change in net assets resulting from operations	28,996,927	16,824,903

Distributions to Shareholders From:
Net investment income:
Class I	(132,362)	(268,424)
Class II	(1,709,584)	(3,290,126)
Class Y	(3,447,087)	(5,640,953)
Net realized gains:
Class I	(29,237)	(62,340)
Class II	(440,587)	(974,692)
Class Y	(750,258)	(1,162,814)

Change in net assets from shareholder distributions	(6,509,115)	(11,399,349)

Change in net assets from capital transactions	107,857,617	402,248,472

Change in net assets	130,345,429	407,674,026

Net Assets:
Beginning of period	491,684,264	84,010,238

End of period	$622,029,693	$491,684,264

Accumulated undistributed net investment income at end of period	$3,522,278	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,291,269	$18,124,653
Dividends reinvested	161,599	330,764
Cost of shares redeemed	(3,471,268)	(7,359,055)

Total Class I	981,600	11,096,362

Class II Shares
Proceeds from shares issued	12,267,636	204,715,568
Dividends reinvested	2,150,171	4,264,818
Cost of shares redeemed	(6,860,150)	(7,068,739)

Total Class II	7,557,657	201,911,647

Class Y Shares
Proceeds from shares issued	98,765,745	198,916,868
Dividends reinvested	4,197,345	6,803,767
Cost of shares redeemed	(3,644,730)	(16,480,172)

Total Class Y	99,318,360	189,240,463

Change in net assets from capital transactions	$107,857,617	$402,248,472

Amounts designated as “–” are zero or have been rounded to zero.
The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

	NVIT Core Bond Fund

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009

SHARE TRANSACTIONS:
Class I Shares
Issued	410,437	1,785,702
Reinvested	15,399	32,307
Redeemed	(332,253)	(723,271)

Total Class I Shares	93,583	1,094,738

Class II Shares
Issued	1,189,135	20,082,951
Reinvested	205,418	415,714
Redeemed	(658,573)	(689,356)

Total Class II Shares	735,980	19,809,309

Class Y Shares
Issued	9,449,366	19,612,203
Reinvested	399,977	665,930
Redeemed	(349,168)	(1,648,453)

Total Class Y Shares	9,500,175	18,629,680

Total change in shares	10,329,738	39,533,727

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Bond Fund

		Operations			Distributions					Ratios/Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$10.21	0.17	0.38	0.55	(0.10)	(0.02)	(0.12)	$10.64	5.37%	$15,011,952	0.62%	3.20%	0.62%	22.44%
Year Ended December 31, 2009 (e)	$9.69	0.35	0.50	0.85	(0.28)	(0.05)	(0.33)	$10.21	8.78%	$13,455,339	0.65%	3.47%	0.65%	64.87%
Period Ended December 31, 2008 (e) (f)	$10.00	0.34	(0.41)	(0.07)	(0.24)	–	(0.24)	$9.69	(0.65%)	$2,157,895	0.69%	4.60%	0.77%	88.25%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$10.19	0.15	0.37	0.52	(0.08)	(0.02)	(0.10)	$10.61	5.16%	$221,147,774	0.87%	2.95%	0.87%	22.44%
Year Ended December 31, 2009 (e)	$9.67	0.31	0.52	0.83	(0.26)	(0.05)	(0.31)	$10.19	8.59%	$204,807,516	0.88%	3.03%	0.88%	64.87%
Period Ended December 31, 2008 (e) (f)	$10.00	0.32	(0.41)	(0.09)	(0.24)	–	(0.24)	$9.67	(0.87%)	$2,893,560	0.94%	4.41%	1.01%	88.25%

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited)(e)	$10.21	0.17	0.38	0.55	(0.10)	(0.02)	(0.12)	$10.64	5.45%	$385,869,967	0.47%	3.36%	0.47%	22.44%
Year Ended December 31, 2009 (e)	$9.69	0.38	0.48	0.86	(0.29)	(0.05)	(0.34)	$10.21	8.92%	$273,421,409	0.50%	3.69%	0.50%	64.87%
Period Ended December 31, 2008 (e) (f)	$10.00	0.33	(0.39)	(0.06)	(0.25)	–	(0.25)	$9.69	(0.56%)	$78,958,783	0.55%	4.44%	0.62%	88.25%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Core Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) were valued at the mean price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflects such factors as security prices, yields, maturities, ratings and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. On May 21, 2010, debt and other fixed-income securities (other than short-term obligations) were valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflects such factors as security prices, yields, maturities, ratings and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$1,584,706	$—	$1,584,706

Collateralized Mortgage Obligations	—	48,821,570	—	48,821,570

Commercial Mortgage Backed Securities	—	22,078,351	—	22,078,351

Corporate Bonds	—	228,917,438	—	228,917,438

Mutual Fund	14,135,264	—	—	14,135,264

U.S. Government Mortgage Backed Agencies	—	126,498,660	—	126,498,660

U.S. Government Sponsored & Agency Obligations	—	158,725,664	—	158,725,664

U.S. Treasury Bonds	—	8,444,040	—	8,444,040

U.S. Treasury Note	—	5,124,307	—	5,124,307

Yankee Dollars	—	4,652,136	—	4,652,136

Total Assets	$14,135,264	$604,846,872	$—	$618,982,136

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

16 Semiannual Report 2010

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (“NWAM”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of NWAM.

Beginning May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1 billion	0.40%

$1 billion and more	0.38%

Prior to May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.40%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the subadviser. NFA paid the subadviser $375,033 for the six months ended June 30, 2010.

Until April 30, 2010, the Trust and NFA had entered into a written Expense Limitation Agreement, which limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.55% for all share classes.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

18 Semiannual Report 2010

As of June 30, 2010, the cumulative potential reimbursements, listed by the period/ year in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Fiscal Year	Six Months Ended
2008 Amount (a)	2009 Amount	June 30, 2010	Total

$32,882	$—	$—	$32,882

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced and NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $170,880 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $957.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $218,499,072 and sales of $89,780,858 (excluding short-term securities).

For the six months ended June 30, 2010, the Fund had purchases of $15,925,684 and sales of $29,811,751 of U.S. Government securities.

20 Semiannual Report 2010

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$597,098,267	$22,727,096	$(843,227)	$21,883,869

8. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 21

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

22 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Core Bond Fund

The Trustees then led the Trustees’ review of the nature, extent, and quality of the services provided to the Fund by NFA and Nationwide Asset Management, LLC (“NWAM”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2009 was in the third quintile and below the median of its Peer Group. For the one-year period, the Trustees noted that the Fund underperformed its benchmark, the Barclays Capital U.S. Aggregate Bond Index. The Trustees noted that the Fund’s relatively short performance history may not be a reliable indicator of the Fund’s performance over longer periods. As was the case upon initial approval of NWAM, the Trustees took into consideration NWAM’s performance and services over longer periods regarding the management of comparable accounts.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the first quintile of its Peer Group, and that the Fund’s actual advisory fee was in the third quintile and slightly above the median of its Peer Group. The Trustees then noted that the Fund’s total expenses were in the first quintile of its Peer Group. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 23

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

24 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 25

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

26 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 27

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NVIT Government Bond Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GB (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Government Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Government Bond Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	1,048.10	3.50	0.69
	Hypothetical	[b]	1,000.00	1,021.37	3.46	0.69

Class II Shares	Actual		1,000.00	1,046.80	4.77	0.94
	Hypothetical	[b]	1,000.00	1,020.13	4.71	0.94

Class III Shares	Actual		1,000.00	1,048.10	3.50	0.69
	Hypothetical	[b]	1,000.00	1,021.37	3.46	0.69

Class IV Shares	Actual		1,000.00	1,048.90	3.51	0.69
	Hypothetical	[b]	1,000.00	1,021.37	3.46	0.69

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Government Bond Fund
June 30, 2010 (Unaudited)

Asset Allocation

U.S. Government Mortgage Backed Agencies	36.0%
U.S. Treasury Bonds	17.7%
Collateralized Mortgage Obligations	15.8%
U.S. Treasury Notes	13.6%
Mutual Fund	6.9%
Corporate Bonds	6.9%
U.S. Government Sponsored & Agency Obligations	4.5%
Liabilities in excess of other assets	(1	.4)%

	100.0%

Top Holdings †

U.S. Treasury Bond, 8.13%, 08/15/21	8.7%
U.S. Treasury Note, 4.00%, 08/15/18	7.0%
Invesco Liquid Assets Portfolio — Institutional Class	6.8%
U.S. Treasury Note, 3.75%, 11/15/18	6.4%
Fannie Mae Pool, 6.26%, 09/01/13	6.0%
Freddie Mac Gold Pool, 4.50%, 05/01/24	4.4%
Fannie Mae Pool, 4.66%, 05/01/13	4.3%
Pooled Funding Trust II, 2.63%, 03/30/12	4.0%
U.S. Treasury Inflation Indexed Bonds, 2.50%, 01/15/29	3.6%
Fannie Mae Pool, 4.50%, 07/01/24	3.5%
Other Holdings	45.3%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 15.8%

	Principal Amount	Market Value

Fannie Mae Grantor Trust, Series 2001-T11, Class B, 5.50%, 09/25/11	$11,215,000	$11,778,595
Fannie Mae Grantor Trust, Series 2002-T11, Class B, 5.34%, 04/25/12	28,300,000	30,366,845
Fannie Mae REMICS, Series 1993-149, Class M, 7.00%, 08/25/23	2,640,189	2,963,420
Fannie Mae REMICS, Series 2003-64, Class HQ, 5.00%, 07/25/23	6,000,000	6,544,462
Fannie Mae REMICS, Series 2003-66, Class AP, 3.50%, 11/25/32	1,248,693	1,286,024
Fannie Mae REMICS, Series 2005-109, Class AG, 5.50%, 04/25/24	12,486,462	13,507,017
FHLMC Multifamily Structured Pass Through Certificates, Series K001, Class A3, 5.47%, 01/25/12 (a)	7,573,693	7,870,257
Freddie Mac REMICS, Series 2468, Class TE, 5.50%, 07/15/17	4,015,964	4,352,459
Freddie Mac REMICS, Series 2509, Class LK, 5.50%, 10/15/17	10,626,497	11,538,113
Freddie Mac REMICS, Series 2517, Class BH, 5.50%, 10/15/17	6,762,374	7,337,937
Freddie Mac REMICS, Series 2751, Class ND, 5.00%, 04/15/29	23,762,017	24,777,515
Freddie Mac REMICS, Series 2922, Class GA, 5.50%, 05/15/34	7,740,282	8,441,658
Freddie Mac REMICS, Series 2985, Class JR, 4.50%, 06/15/25	22,000,000	23,402,731
Freddie Mac REMICS, Series 3356, Class PD, 6.00%, 03/15/36	26,365,666	29,096,590

Total Collateralized Mortgage Obligations (cost $171,410,004)		183,263,623

Corporate Bonds 6.9%

Commercial Banks 2.9%
Ally Financial Inc, 2.20%, 12/19/12	32,350,000	33,239,690

Diversified Financial Services 4.0%
Pooled Funding Trust II, 2.63%, 03/30/12 (b)	45,500,000	46,537,536

Total Corporate Bonds (cost $78,752,153)		79,777,226

U.S. Government Mortgage Backed Agencies 36.0%

Fannie Mae Pool
Pool# 384773
6.08%, 02/01/12	32,136,187	33,942,148
Pool# 555505
4.66%, 05/01/13	48,689,404	51,246,963
Pool# 360500
6.26%, 09/01/13	64,000,000	70,742,187
Pool# 383661
6.62%, 06/01/16	10,085,266	11,448,122
Pool# 462260
5.60%, 09/01/18	10,893,536	11,880,292
Pool# 874142
5.56%, 12/01/21	11,400,000	12,401,369
Pool# 995865
4.50%, 07/01/24	38,937,267	41,192,512
Pool# 745684
3.01%, 04/01/34 (a)	17,809,040	18,465,292
Pool# 790760
4.99%, 09/01/34 (a)	5,614,798	5,873,164
Pool# 799144
4.71%, 04/01/35 (a)	4,878,060	5,126,877
Pool# 822705
4.77%, 04/01/35 (a)	7,272,690	7,652,116
Pool# 815217
4.78%, 05/01/35 (a)	6,565,215	6,919,219
Pool# 783609
4.88%, 05/01/35 (a)	8,258,219	8,677,748
Pool# 821377
5.29%, 05/01/35 (a)	4,198,136	4,465,587
Pool# 826181
4.79%, 07/01/35 (a)	19,178,390	20,223,961
Pool# 873932
6.31%, 08/01/36	8,118,361	9,165,734
Pool# 745866
3.55%, 09/01/36 (a)	17,459,956	18,058,714
Freddie Mac Gold Pool Pool# G13518,4.50%, 05/01/24	48,974,270	51,780,246
Freddie Mac Non Gold Pool
Pool# 847558
3.10%, 06/01/35 (a)	10,470,441	10,970,675
Pool# 1G2082
5.68%, 07/01/37 (a)	17,706,890	19,015,666

Total U.S. Government Mortgage Backed Agencies (cost $401,970,250)		419,248,592

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Government Bond Fund (Continued)

U.S. Government Sponsored & Agency Obligations 4.5%

	Principal Amount	Market Value

Farmer Mac Guaranteed Notes Trust 2007-1 5.13%, 04/19/17 (b)	$25,000,000	$27,324,275
Federal Farm Credit Bank 5.00%, 03/03/14	12,146,000	13,654,837
Lightship Tankers III LLC 6.50%, 06/14/24	8,809,000	10,266,713
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	1,725,000	1,729,190

Total U.S. Government Sponsored & Agency Obligations (cost $49,478,484)		52,975,015

U.S. Treasury Bonds 17.7%

U.S. Treasury Bond
8.13%, 05/15/21	20,000,000	29,162,500
8.13%, 08/15/21	70,000,000	102,396,840
U.S. Treasury Inflation Indexed Bonds
2.50%, 01/15/29	36,500,000	41,889,258
3.38%, 04/15/32	20,000,000	31,981,695

Total U.S. Treasury Bonds (cost $192,052,579)		205,430,293

U.S. Treasury Notes 13.6%

U.S. Treasury Note
3.75%, 11/15/18	70,000,000	75,425,000
4.00%, 08/15/18	75,000,000	82,494,150

Total U.S. Treasury Notes (cost $151,618,745)		157,919,150

Mutual Fund 6.9%

	Shares	Market Value

Money Market Fund 6.9%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (c)	80,801,934	$80,801,934

Total Mutual Fund (cost $80,801,934)		80,801,934

Total Investments (cost $1,126,084,149) (d) — 101.4%		1,179,415,833

Liabilities in excess of other assets — (1.4)%		(15,824,428)

NET ASSETS — 100.0%		$1,163,591,405

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2010 was $73,861,811 which represents 6.35% of net assets.

(c)	Represents 7-day effective yield as of June 30, 2010.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

FHLMC	Federal Home Loan Mortgage Corporation

LLC	Limited Liability Company

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
Government
Bond Fund

Assets:
Investments, at value (cost $1,126,084,149)	$1,179,415,833
Cash	2
Interest and dividends receivable	7,821,269
Receivable for investments sold	18,521,236
Receivable for capital shares issued	756,702
Prepaid expenses and other assets	10,498

Total Assets	1,206,525,540

Liabilities:
Payable for investments purchased	41,048,397
Payable for capital shares redeemed	1,112,955
Accrued expenses and other payables:
Investment advisory fees	451,833
Fund administration fees	31,518
Distribution fees	1,895
Administrative servicing fees	162,177
Accounting and transfer agent fees	8,534
Custodian fees	10,473
Compliance program costs (Note 3)	5,150
Professional fees	49,292
Printing fees	39,504
Other	12,407

Total Liabilities	42,934,135

Net Assets	$1,163,591,405

Represented by:
Capital	$1,089,157,872
Accumulated net investment loss	(93,942)
Accumulated net realized gains from investment transactions	21,195,791
Net unrealized appreciation/(depreciation) from investments	53,331,684

Net Assets	$1,163,591,405

Net Assets:
Class I Shares	$1,098,750,799
Class II Shares	9,148,703
Class III Shares	25,280,608
Class IV Shares	30,411,295

Total	$1,163,591,405

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	90,727,501
Class II Shares	757,766
Class III Shares	2,087,054
Class IV Shares	2,511,637

Total	96,083,958

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.11
Class II Shares	$12.07
Class III Shares	$12.11
Class IV Shares	$12.11

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Government
Bond Fund

INVESTMENT INCOME:
Interest income	$22,400,181
Dividend income	46,894

Total Income	22,447,075

EXPENSES:
Investment advisory fees	2,754,309
Fund administration fees	203,331
Distribution fees Class II Shares	12,317
Administrative servicing fees Class I Shares	819,827
Administrative servicing fees Class II Shares	7,390
Administrative servicing fees Class III Shares	16,467
Administrative servicing fees Class IV Shares	22,765
Professional fees	63,720
Printing fees	15,020
Trustee fees	20,858
Custodian fees	23,548
Accounting and transfer agent fees	10,779
Compliance program costs (Note 3)	2,586
Other	32,158

Total expenses before earnings credits	4,005,075
Earnings credit (Note 5)	(1)

Net Expenses	4,005,074

NET INVESTMENT INCOME	18,442,001

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	21,288,731
Net change in unrealized appreciation/(depreciation) from investments	14,708,839

Net realized/unrealized gains from investments	35,997,570

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$54,439,571

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Government Bond Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

Operations:
Net investment income	$18,442,001	$43,379,572
Net realized gains from investment transactions	21,288,731	17,637,976
Net change in unrealized appreciation/(depreciation) from investments	14,708,839	(27,866,747)

Change in net assets resulting from operations	54,439,571	33,150,801

Distributions to Shareholders From:
Net investment income:
Class I	(17,535,337)	(40,827,686)
Class II	(139,437)	(363,636)
Class III	(376,242)	(712,728)
Class IV	(484,927)	(1,117,447)
Net realized gains:
Class I	–	(16,556,630)
Class II	–	(155,668)
Class III	–	(340,913)
Class IV	–	(456,081)

Change in net assets from shareholder distributions	(18,535,943)	(60,530,789)

Change in net assets from capital transactions	(62,188,267)	(214,042,511)

Change in net assets	(26,284,639)	(241,422,499)

Net Assets:
Beginning of period	1,189,876,044	1,431,298,543

End of period	$1,163,591,405	$1,189,876,044

Accumulated undistributed net investment income (loss) at end of period	$(93,942)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$79,858,353	$112,467,158
Dividends reinvested	17,535,337	57,384,316
Cost of shares redeemed	(157,984,729)	(383,175,573)

Total Class I	(60,591,039)	(213,324,099)

Class II Shares
Proceeds from shares issued	248,491	529,848
Dividends reinvested	139,437	519,304
Cost of shares redeemed	(2,084,383)	(3,323,470)

Total Class II	(1,696,455)	(2,274,318)

Class III Shares
Proceeds from shares issued	10,509,121	13,912,473
Dividends reinvested	376,242	1,053,641
Cost of shares redeemed	(8,879,742)	(11,837,945)

Total Class III	2,005,621	3,128,169

Amounts designated as “–” are zero or have been rounded to zero.
The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Government Bond Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

CAPITAL TRANSACTIONS: (continued)
Class IV Shares
Proceeds from shares issued	$1,388,595	$4,799,890
Dividends reinvested	484,927	1,573,528
Cost of shares redeemed	(3,779,916)	(7,945,681)

Total Class IV	(1,906,394)	(1,572,263)

Change in net assets from capital transactions	$(62,188,267)	$(214,042,511)

SHARE TRANSACTIONS:
Class I Shares
Issued	6,691,089	9,387,532
Reinvested	1,470,106	4,842,471
Redeemed	(13,318,677)	(31,994,359)

Total Class I Shares	(5,157,482)	(17,764,356)

Class II Shares
Issued	20,912	44,200
Reinvested	11,727	43,958
Redeemed	(175,102)	(278,782)

Total Class II Shares	(142,463)	(190,624)

Class III Shares
Issued	877,448	1,157,138
Reinvested	31,524	88,918
Redeemed	(748,767)	(993,551)

Total Class III Shares	160,205	252,505

Class IV Shares
Issued	115,764	402,108
Reinvested	40,650	132,784
Redeemed	(317,021)	(663,698)

Total Class IV Shares	(160,607)	(128,806)

Total change in shares	(5,300,347)	(17,831,281)

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Government Bond Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$11.74	0.19	0.37	0.56	(0.19)	–	(0.19)	–	$12.11	4.81%	$1,098,750,799	0.69%	3.20%	0.69%	47.45%
Year Ended December 31, 2009 (e)	$12.01	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.74	2.69%	$1,125,363,950	0.71%	3.39%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.72%	$1,364,508,386	0.70%	4.24%	0.70%	55.58%
Year Ended December 31, 2007	$11.35	0.51	0.28	0.79	(0.51)	–	(0.51)	–	$11.63	7.16%	$1,235,739,182	0.72%	4.52%	0.72%	87.90%
Year Ended December 31, 2006	$11.54	0.48	(0.11)	0.37	(0.47)	(0.09)	(0.56)	–	$11.35	3.34%	$1,067,945,373	0.73%	4.16%	0.73%	93.01%
Year Ended December 31, 2005	$11.62	0.43	(0.06)	0.37	(0.43)	(0.02)	(0.45)	–	$11.54	3.26%	$1,117,512,481	0.73%	3.65%	0.73%	87.79%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$11.70	0.17	0.37	0.54	(0.17)	–	(0.17)	–	$12.07	4.68%	$9,148,703	0.94%	2.95%	0.94%	47.45%
Year Ended December 31, 2009 (e)	$11.97	0.37	(0.08)	0.29	(0.38)	(0.18)	(0.56)	–	$11.70	2.43%	$10,532,918	0.96%	3.14%	0.96%	65.87%
Year Ended December 31, 2008	$11.59	0.47	0.38	0.85	(0.47)	–	(0.47)	–	$11.97	7.48%	$13,057,446	0.94%	4.00%	0.94%	55.58%
Year Ended December 31, 2007	$11.32	0.49	0.26	0.75	(0.48)	–	(0.48)	–	$11.59	6.91%	$14,013,343	0.97%	4.27%	0.97%	87.90%
Year Ended December 31, 2006	$11.51	0.45	(0.11)	0.34	(0.44)	(0.09)	(0.53)	–	$11.32	3.00%	$14,469,737	0.98%	3.91%	0.98%	93.01%
Year Ended December 31, 2005	$11.59	0.40	(0.06)	0.34	(0.40)	(0.02)	(0.42)	–	$11.51	3.01%	$15,765,561	0.98%	3.40%	0.98%	87.79%

Class III Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$11.74	0.19	0.37	0.56	(0.19)	–	(0.19)	–	$12.11	4.81%	$25,280,608	0.69%	3.19%	0.69%	47.45%
Year Ended December 31, 2009 (e)	$12.01	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.74	2.69%	$22,621,617	0.71%	3.41%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.38	0.88	(0.50)	–	(0.50)	–	$12.01	7.73%	$20,106,128	0.69%	4.25%	0.69%	55.58%
Year Ended December 31, 2007	$11.35	0.49	0.30	0.79	(0.51)	–	(0.51)	–	$11.63	7.15%	$18,582,814	0.73%	4.51%	0.73%	87.90%
Year Ended December 31, 2006	$11.54	0.47	(0.10)	0.37	(0.47)	(0.09)	(0.56)	–	$11.35	3.35%	$13,164,278	0.72%	4.21%	0.72%	93.01%
Year Ended December 31, 2005	$11.63	0.40	(0.04)	0.36	(0.43)	(0.02)	(0.45)	–	$11.54	3.18%	$10,604,399	0.73%	3.66%	0.73%	87.79%

Class IV Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$11.73	0.19	0.38	0.57	(0.19)	–	(0.19)	–	$12.11	4.89%	$30,411,295	0.69%	3.19%	0.69%	47.45%
Year Ended December 31, 2009 (e)	$12.00	0.41	(0.09)	0.32	(0.41)	(0.18)	(0.59)	–	$11.73	2.69%	$31,357,559	0.71%	3.40%	0.71%	65.87%
Year Ended December 31, 2008	$11.63	0.50	0.37	0.87	(0.50)	–	(0.50)	–	$12.00	7.62%	$33,626,583	0.71%	4.23%	0.71%	55.58%
Year Ended December 31, 2007	$11.35	0.52	0.27	0.79	(0.51)	–	(0.51)	–	$11.63	7.26%	$35,461,651	0.70%	4.53%	0.71%	87.90%
Year Ended December 31, 2006	$11.53	0.48	(0.10)	0.38	(0.47)	(0.09)	(0.56)	–	$11.35	3.34%	$35,962,429	0.73%	4.16%	0.73%	93.01%
Year Ended December 31, 2005	$11.62	0.43	(0.07)	0.36	(0.43)	(0.02)	(0.45)	–	$11.53	3.17%	$39,264,028	0.73%	3.65%	0.73%	87.79%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Government Bond Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. On May 21, 2010, debt and other fixed-income securities (other than short-term obligations) were valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflects such factors as security prices, yields, maturities, ratings and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of

12 Semiannual Report 2010

the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Collateralized Mortgage Obligations	$—	$183,263,623	$—	$183,263,623

Corporate Bonds	—	79,777,226	—	79,777,226

Mutual Fund	80,801,934	—	—	80,801,934

U.S. Government Mortgage Backed Agencies	—	420,260,591	—	420,260,591

U.S. Government Sponsored & Agency obligations	—	52,975,015	—	52,975,015

U.S. Treasury Bonds	—	205,430,293	—	205,430,293

U.S. Treasury Notes	—	157,919,150	—	157,919,150

Total Assets	$80,801,934	$1,099,625,898	$—	$1,180,427,832

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14 Semiannual Report 2010

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Assets Management LLC (“NWAM”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of NWAM.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $250 million	0.50%

$250 million up to $1 billion	0.475%

$1 billion up to $2 billion	0.45%

$2 billion up to $5 billion	0.425%

$5 billion and more	0.40%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $877,008 for the six months ended June 30, 2010.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares and 0.20% of Class IV shares of the Fund.

For the six months ended June 30, 2010, NFS received $866,449 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $2,586.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining

16 Semiannual Report 2010

whether the redemption fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $18,246.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $10,146.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $524,259,744 and sales of $633,343,743 (excluding short-term securities).

For the six months ended June 30, 2010, the Fund had purchases of $411,073,314 and sales of $222,031,002 of U.S. Government securities.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

8. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,127,092,607	$53,453,675	$(118,450)	$53,335,225

9. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

18 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 19

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Government Bond Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Nationwide Asset Management, LLC (“NWAM”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that the Fund’s performance for Class I shares for each of the one- and five-year periods ended September 30, 2009 was in the first quintile of its Peer Group, and that the Fund’s performance for Class I shares for the three-year period ended September 30, 2009 was in the second quintile of its Peer Group. The Trustees then noted that, for the three- and five-year periods ended September 30, 2009, the Fund underperformed its benchmark, the BofA Merrill Lynch AAA U.S. Treasury/Agency Master Index (formerly the Merrill Lynch Government Master Index), but that the Fund outperformed its benchmark for the one-year period.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the third quintile and slightly above the median of its Peer Group, and that the Fund’s actual advisory fee was in the third quintile and equal to the median of its Peer Group. The Trustees also noted that the Fund’s total expenses were in the third quintile and equal to the median of the Fund’s Peer Group. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. With respect to economies of scale, the Trustees noted that the advisory fee schedule includes breakpoints, and that the second breakpoint has been reached.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2010

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NVIT Growth Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GR (8/10)
(NATIONWIDE FUNDS LOGO)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

-s- Michael S. Spangler
Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Growth Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a]	01/01/10 - 06/30/10[a]

Class I Shares	Actual		1,000.00	931.30	4.12	0.86
	Hypothetical	[b]	1,000.00	1,020.53	4.31	0.86

Class IV Shares	Actual		1,000.00	930.40	4.12	0.86
	Hypothetical	[b]	1,000.00	1,020.53	4.31	0.86

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Growth Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	99.1%
Mutual Fund	0.9%
Repurchase Agreement ‡	0.0%
Other assets in excess of liabilities ‡	0.0%

100.0%

Top Industries †

Computers & Peripherals	9.6%
Semiconductors & Semiconductor Equipment	7.3%
Machinery	6.1%
Pharmaceuticals	5.7%
Communications Equipment	5.4%
Software	5.2%
Health Care Equipment & Supplies	5.1%
Hotels, Restaurants & Leisure	4.7%
Information Technology Services	4.2%
Internet Software & Services	3.7%
Other Industries *	43.0%

100.0%

Top Holdings †

Apple, Inc.	5.6%
Cisco Systems, Inc.	3.5%
Intel Corp.	2.6%
Google, Inc., Class A	2.6%
Target Corp.	2.2%
Hewlett-Packard Co.	2.2%
Abbott Laboratories	2.2%
Oracle Corp.	2.1%
PepsiCo, Inc.	2.1%
3M Co.	1.9%
Other Holdings *	73.0%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Growth Fund

Common Stocks 99.1%

	Shares	Market Value

Aerospace & Defense 1.8%
Boeing Co. (The)	3,500	$219,625
Precision Castparts Corp.	11,100	1,142,412
United Technologies Corp.	8,570	556,279

		1,918,316

Auto Components 0.8%
BorgWarner, Inc.*	23,200	866,288

Beverages 2.3%
Coca-Cola Enterprises, Inc.	8,300	214,638
PepsiCo, Inc.	35,910	2,188,714

		2,403,352

Biotechnology 1.7%
Amgen, Inc.*	5,780	304,028
Biogen Idec, Inc.*	5,400	256,230
Gilead Sciences, Inc.*	36,290	1,244,021

		1,804,279

Capital Markets 0.5%
BlackRock, Inc.	1,000	143,400
Northern Trust Corp.	7,150	333,905

		477,305

Chemicals 3.1%
Monsanto Co.	5,200	240,344
Potash Corp. of Saskatchewan, Inc.	8,800	758,912
Praxair, Inc.	18,150	1,379,218
Valspar Corp.	28,300	852,396

		3,230,870

Communications Equipment 5.4%
Cisco Systems, Inc.*	174,830	3,725,627
F5 Networks, Inc.*	9,100	623,987
QUALCOMM, Inc.	42,070	1,381,579

		5,731,193

Computers & Peripherals 9.6%
Apple, Inc.*	23,550	5,923,531
EMC Corp.*	44,500	814,350
Hewlett-Packard Co.	54,240	2,347,507
NetApp, Inc.*	23,821	888,762
Western Digital Corp.*	5,800	174,928

		10,149,078

Consumer Finance 1.0%
Capital One Financial Corp.	26,900	1,084,070

Containers & Packaging 0.1%
Owens-Illinois, Inc.*	5,300	140,185

Diversified Financial Services 1.8%
IntercontinentalExchange, Inc.*	7,600	859,028
JPMorgan Chase & Co.	22,150	810,912
NYSE Euronext	8,300	229,329

		1,899,269

Diversified Telecommunication Services 0.1%
Windstream Corp.	14,400	152,064

Electrical Equipment 0.8%
Emerson Electric Co.	18,900	825,741

Energy Equipment & Services 3.5%
Cameron International Corp.*	41,601	1,352,864
Halliburton Co.	68,013	1,669,719
Helmerich & Payne, Inc.	6,200	226,424
Schlumberger Ltd.	7,740	428,332

		3,677,339

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	5,300	290,599
CVS Caremark Corp.	38,159	1,118,822
Kroger Co. (The)	15,000	295,350
Wal-Mart Stores, Inc.	12,300	591,261

		2,296,032

Food Products 1.0%
Kellogg Co.	13,900	699,170
Mead Johnson Nutrition Co.	7,650	383,418

		1,082,588

Health Care Equipment & Supplies 5.1%
Baxter International, Inc.	21,300	865,632
Beckman Coulter, Inc.	6,300	379,827
Hill-Rom Holdings, Inc.	40,100	1,220,243
Intuitive Surgical, Inc.*	2,500	789,050
Medtronic, Inc.	11,000	398,970
St. Jude Medical, Inc.*	47,250	1,705,252

		5,358,974

Health Care Providers & Services 1.1%
Express Scripts, Inc.*	24,138	1,134,969

Hotels, Restaurants & Leisure 4.7%
Darden Restaurants, Inc.	7,800	303,030
International Game Technology	15,200	238,640
McDonald’s Corp.	5,400	355,698
P.F. Chang’s China Bistro, Inc.	19,200	761,280
Starbucks Corp.	51,130	1,242,459
Starwood Hotels & Resorts Worldwide, Inc.	27,000	1,118,610
WMS Industries, Inc.*	16,888	662,854
Yum! Brands, Inc.	7,900	308,416

		4,990,987

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Household Durables 0.1%
Garmin Ltd. (a)	4,750	$138,605

Household Products 2.9%
Church & Dwight Co., Inc.	7,850	492,273
Clorox Co.	12,600	783,216
Colgate-Palmolive Co.	20,200	1,590,952
Procter & Gamble Co. (The)	3,670	220,127

		3,086,568

Industrial Conglomerates 1.9%
3M Co.	26,000	2,053,740

Information Technology Services 4.2%
Cognizant Technology Solutions Corp., Class A*	26,920	1,347,615
International Business Machines Corp.	10,060	1,242,209
Visa, Inc., Class A	26,210	1,854,358

		4,444,182

Internet & Catalog Retail 1.5%
Amazon.com, Inc.*	3,600	393,336
Netflix, Inc.*	1,700	184,705
Priceline.com, Inc.*	5,651	997,628

		1,575,669

Internet Software & Services 3.7%
Google, Inc., Class A*	6,170	2,745,341
Yahoo!, Inc.*	83,600	1,156,188

		3,901,529

Leisure Equipment & Products 0.4%
Hasbro, Inc.	9,200	378,120

Life Sciences Tools & Services 0.8%
Furiex Pharmaceuticals, Inc.*	766	7,783
Waters Corp.*	13,300	860,510

		868,293

Machinery 6.1%
Caterpillar, Inc.	5,900	354,413
Cummins, Inc.	17,800	1,159,314
Danaher Corp.	49,480	1,836,698
Deere & Co.	26,600	1,481,088
Harsco Corp.	13,500	317,250
PACCAR, Inc.	8,200	326,934
Parker Hannifin Corp.	18,100	1,003,826

		6,479,523

Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	12,700	750,951

Multiline Retail 2.2%
Target Corp.	48,050	2,362,619

Multi-Utilities 0.2%
CenterPoint Energy, Inc.	15,100	198,716

Oil, Gas & Consumable Fuels 2.5%
EOG Resources, Inc.	10,900	1,072,233
Exxon Mobil Corp.	3,700	211,159
Southwestern Energy Co.*	34,600	1,336,944

		2,620,336

Personal Products 0.8%
Alberto-Culver Co.	30,900	837,081

Pharmaceuticals 5.7%
Abbott Laboratories	49,630	2,321,691
Allergan, Inc.	21,850	1,272,981
Bristol-Myers Squibb Co.	51,400	1,281,916
Johnson & Johnson	19,590	1,156,986

		6,033,574

Real Estate Investment Trusts (REITs) 0.2%
Rayonier, Inc.	5,500	242,110

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	6,700	439,788

Road & Rail 1.7%
Canadian National Railway Co.	15,600	895,128
Kansas City Southern*	23,761	863,712

		1,758,840

Semiconductors & Semiconductor Equipment 7.3%
Analog Devices, Inc.	40,400	1,125,544
Broadcom Corp., Class A	44,400	1,463,868
Intel Corp.	142,380	2,769,291
Marvell Technology Group Ltd.*	93,450	1,472,772
Teradyne, Inc.*	60,300	587,925
Texas Instruments, Inc.	15,300	356,184

		7,775,584

Software 5.2%
Activision Blizzard, Inc.	23,900	250,711
McAfee, Inc.*	27,600	847,872
Microsoft Corp.	55,830	1,284,648
Oracle Corp.	104,000	2,231,840
Solera Holdings, Inc.	18,100	655,220
Symantec Corp.*	16,600	230,408

		5,500,699

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Specialty Retail 1.5%
Lowe’s Cos., Inc.	27,100	$553,382
Urban Outfitters, Inc.*	30,400	1,045,456

		1,598,838

Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	22,300	815,065

Tobacco 0.9%
Philip Morris International, Inc.	21,200	971,808

Trading Companies & Distributors 0.8%
W.W. Grainger, Inc.	8,500	845,325

Total Common Stocks (cost $101,924,092)		104,900,462

Mutual Fund 0.9%

Money Market Fund 0.9%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (b)	953,118	953,118

Total Mutual Fund (cost $953,118)		953,118

Repurchase Agreement 0.0%

	Principal Amount	Market Value

Morgan Stanley, 0.03%, dated 06/30/10, due 07/01/10 repurchase price $42,000 collateralized by U.S. Government Agency Securities ranging from 4.00% – 8.50% maturing 01/01/19 – 06/01/40; total market value of $42,842 (c)

	$42,000	$42,000

Total Repurchase Agreement (cost $42,000)		42,000

Total Investments (cost $102,919,210) (d) — 100.0%		105,895,580

Other assets in excess of liabilities — 0.0%		50,081

NET ASSETS — 100.0%		$105,945,661

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $40,852.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of June 30, 2010 was $42,000.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
Growth Fund

Assets:
Investments, at value* (cost $102,877,210)	$105,853,580
Repurchase agreement, at value and cost	42,000

Total Investments	105,895,580

Dividends receivable	67,394
Security lending income receivable	581
Receivable for investments sold	230,000
Receivable for capital shares issued	21,097
Prepaid expenses and other assets	1,444

Total Assets	106,216,096

Liabilities:
Payable for capital shares redeemed	121,397
Cash overdraft (Note 2)	180
Payable upon return of securities loaned (Note 2)	42,000
Accrued expenses and other payables:
Investment advisory fees	55,564
Fund administration fees	8,689
Administrative servicing fees	15,789
Accounting and transfer agent fees	1,908
Trustee fees	80
Custodian fees	809
Compliance program costs (Note 3)	584
Professional fees	9,836
Printing fees	13,599

Total Liabilities	270,435

Net Assets	$105,945,661

Represented by:
Capital	$216,647,829
Accumulated undistributed net investment income	57,452
Accumulated net realized losses from investment transactions	(113,735,990)
Net unrealized appreciation/(depreciation) from investments	2,976,370

Net Assets	$105,945,661

Net Assets:
Class I Shares	$86,435,323
Class IV Shares	19,510,338

Total	$105,945,661

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	7,910,929
Class IV Shares	1,785,950

Total	9,696,879

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.93
Class IV Shares	$10.92

*	Includes value of securities on loan of $40,852 (Note 2)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Growth Fund

INVESTMENT INCOME:
Dividend income	$732,514
Income from securities lending (Note 2)	4,384
Foreign tax withholding	(1,559)

Total Income	735,339

EXPENSES:
Investment advisory fees	355,687
Fund administration fees	32,441
Administrative servicing fees Class I Shares	72,600
Administrative servicing fees Class IV Shares	16,322
Professional fees	11,750
Printing fees	10,380
Trustee fees	2,123
Custodian fees	2,460
Accounting and transfer agent fees	1,713
Compliance program costs (Note 3)	233
Other	3,573

Total expenses before earnings credits	509,282
Earnings credit (Note 4)	(15)

Net Expenses	509,267

NET INVESTMENT INCOME	226,072

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	7,816,050
Net change in unrealized appreciation/(depreciation) from investments	(15,805,192)

Net realized/unrealized losses from investments	(7,989,142)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,763,070)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets

	NVIT Growth Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$226,072	$587,839
Net realized gains/(losses) from investment transactions	7,816,050	(11,336,534)
Net change in unrealized appreciation/(depreciation) from investments	(15,805,192)	43,140,162

Change in net assets resulting from operations	(7,763,070)	32,391,467

Distributions to Shareholders From:
Net investment income:
Class I	(194,481)	(498,281)
Class IV	(43,713)	(111,697)

Change in net assets from shareholder distributions	(238,194)	(609,978)

Change in net assets from capital transactions	(9,982,320)	(12,737,892)

Change in net assets	(17,983,584)	19,043,597

Net Assets:
Beginning of period	123,929,245	104,885,648

End of period	$105,945,661	$123,929,245

Accumulated undistributed net investment income at end of period	$57,452	$69,574

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$860,526	$3,801,342
Dividends reinvested	194,481	498,281
Cost of shares redeemed	(9,581,316)	(14,521,074)

Total Class I	(8,526,309)	(10,221,451)

Class IV Shares
Proceeds from shares issued	401,155	1,065,352
Dividends reinvested	43,713	111,697
Cost of shares redeemed	(1,900,879)	(3,693,490)

Total Class IV	(1,456,011)	(2,516,441)

Change in net assets from capital transactions	$(9,982,320)	$(12,737,892)

SHARE TRANSACTIONS:
Class I Shares
Issued	71,273	393,181
Reinvested	16,108	50,367
Redeemed	(805,771)	(1,490,350)

Total Class I Shares	(718,390)	(1,046,802)

Class IV Shares
Issued	33,341	109,915
Reinvested	3,621	11,304
Redeemed	(160,594)	(373,295)

Total Class IV Shares	(123,632)	(252,076)

Total change in shares	(842,022)	(1,298,878)

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized							Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$11.76	0.02	(0.83)	(0.81)	(0.02)	(0.02)	$10.93	(6.87%)	$86,435,323	0.86%	0.38%	0.86%	53.10%
Year Ended December 31, 2009 (e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.47%	$101,476,994	0.86%	0.53%	0.86%	157.59%
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	(0.03)	$8.86	(38.71%)	$85,735,294	0.85%	0.33%	0.85%	209.42%
Year Ended December 31, 2007	$12.15	0.02	2.35	2.37	(0.02)	(0.02)	$14.50	19.54%	$171,965,942	0.86%	0.17%	0.86%	244.42%
Year Ended December 31, 2006	$11.45	0.01	0.70	0.71	(0.01)	(0.01)	$12.15	6.17%	$171,610,375	0.87%	0.04%	0.87%	294.57%
Year Ended December 31, 2005	$10.76	0.01	0.69	0.70	(0.01)	(0.01)	$11.45	6.50%	$199,445,881	0.87%	0.05%	0.87%	275.31%

Class IV Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$11.76	0.02	(0.84)	(0.82)	(0.02)	(0.02)	$10.92	(6.96%)	$19,510,338	0.86%	0.38%	0.86%	53.10%
Year Ended December 31, 2009 (e)	$8.86	0.05	2.91	2.96	(0.06)	(0.06)	$11.76	33.62%	$22,452,251	0.86%	0.53%	0.86%	157.59%
Year Ended December 31, 2008	$14.50	0.04	(5.65)	(5.61)	(0.03)	(0.03)	$8.86	(38.72%)	$19,150,354	0.86%	0.31%	0.86%	209.42%
Year Ended December 31, 2007	$12.15	0.03	2.35	2.38	(0.03)	(0.03)	$14.50	19.56%	$35,107,460	0.84%	0.18%	0.85%	244.42%
Year Ended December 31, 2006	$11.45	0.01	0.70	0.71	(0.01)	(0.01)	$12.15	6.17%	$33,938,770	0.87%	0.05%	0.87%	294.57%
Year Ended December 31, 2005	$10.76	0.01	0.69	0.70	(0.01)	(0.01)	$11.45	6.50%	$36,208,702	0.87%	0.05%	0.87%	275.31%
Amounts designated as “–” are zero or have been rounded to zero

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Growth Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the

12 Semiannual Report 2010

yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$104,900,462	$—	$—	$104,900,462

Mutual Fund	953,118	—	—	953,118

Repurchase Agreement	—	42,000	—	42,000

Total Assets	$105,853,580	$42,000	$—	$105,895,580

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $180 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 4.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$40,852	$42,000

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for

14 Semiannual Report 2010

federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Aberdeen Asset Management, Inc. (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $250 million	0.60%

$250 million up to $1 billion	0.575%

$1 billion up to $2 billion	0.55%

$2 billion up to $5 billion	0.525%

$5 billion and more	0.50%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $207,484 for the six months ended June 30, 2010.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

16 Semiannual Report 2010

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I shares and 0.20% of the average daily net assets of Class IV of the Fund.

For the six months ended June 30, 2010, NFS received $88,922 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $233.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $61,731,814 and sales of $70,736,840 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with REITs and Real Estate Investments.  Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$106,328,340	$6,077,455	$(6,510,215)	$(432,760)

9. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

18 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 19

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Growth Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Aberdeen Asset Management Inc., the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. Turning to performance, the Trustees noted that, for each of the three- and five-year periods ended September 30, 2009, the Fund’s performance for Class I shares was in the first quintile of its Peer Group, while for the one-year period ended September 30, 2009, the Fund’s performance for Class I shares was in the second quintile of its Peer Group. The Trustees also noted that, for each of these periods, the Fund also outperformed its benchmark, the Russell 1000 Growth Index.

The Trustees then noted that the Fund’s contractual advisory fee and total expenses for Class I shares were in the second quintile of its Peer Group. The Trustees also noted that, although the Fund’s actual advisory fee was in the third quintile and at the median of its Peer Group, the Fund’s actual advisory fee was in the second quintile of its Peer Universe. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the breakpoints included in the Fund’s investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2010

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NVIT Mid Cap Index Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

12	Statement of Assets and Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

27	Supplemental Information

29	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCX (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Mid Cap Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Mid Cap Index Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	984.10	2.12	0.43
	Hypothetical	[b]	1,000.00	1,022.66	2.16	0.43

Class II Shares	Actual		1,000.00	982.90	3.34	0.68
	Hypothetical	[b]	1,000.00	1,021.42	3.41	0.68

Class Y Shares	Actual		1,000.00	984.90	1.38	0.28
	Hypothetical	[b]	1,000.00	1,023.41	1.40	0.28

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Mid Cap Index Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	99.2%
Repurchase Agreements	3.8%
Mutual Fund	1.1%
Liabilities in excess of other assets	(4	.1)%

	100.0%

Top Industries †

Real Estate Investment Trusts (REITs)	7.5%
Machinery	5.2%
Insurance	4.3%
Software	4.1%
Health Care Equipment & Supplies	4.1%
Specialty Retail	3.7%
Commercial Banks	3.7%
Health Care Providers & Services	3.7%
Oil, Gas & Consumable Fuels	3.6%
Chemicals	3.1%
Other Industries *	57.0%

100.0%

Top Holdings †

Invesco Liquid Assets Portfolio — Institutional Class	1.1%
Vertex Pharmaceuticals, Inc.	0.7%
New York Community Bancorp, Inc.	0.7%
Newfield Exploration Co.	0.7%
Cree, Inc.	0.7%
Edwards Lifesciences Corp.	0.7%
Cimarex Energy Co.	0.7%
Sybase, Inc.	0.6%
F5 Networks, Inc.	0.6%
Lubrizol Corp.	0.6%
Other Holdings *	92.9%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 99.2%

	Shares	Market Value

Aerospace & Defense 0.5%
Alliant Techsystems, Inc.*	37,404	$2,321,292
BE Aerospace, Inc.*	115,799	2,944,769

		5,266,061

Airlines 0.4%
AirTran Holdings, Inc.*	152,698	740,585
Alaska Air Group, Inc.*	40,385	1,815,306
JetBlue Airways Corp.*	234,955	1,289,903

		3,845,794

Auto Components 0.8%
BorgWarner, Inc.*	133,082	4,969,282
Gentex Corp.	157,396	2,829,980

		7,799,262

Automobiles 0.1%
Thor Industries, Inc.	44,315	1,052,481

Beverages 0.3%
Hansen Natural Corp.*	79,902	3,124,967

Biotechnology 1.0%
United Therapeutics Corp.*	55,565	2,712,128
Vertex Pharmaceuticals, Inc.*	228,587	7,520,513

		10,232,641

Building Products 0.2%
Lennox International, Inc.	55,036	2,287,847

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	50,362	3,060,499
Apollo Investment Corp.	219,138	2,044,557
Eaton Vance Corp.	134,031	3,700,596
Greenhill & Co., Inc.	24,183	1,478,307
Jefferies Group, Inc. (a)	137,971	2,908,429
Raymond James Financial, Inc.	112,372	2,774,465
SEI Investments Co.	146,235	2,977,344
Waddell & Reed Financial, Inc., Class A	97,691	2,137,479

		21,081,676

Chemicals 3.3%
Albemarle Corp.	103,447	4,107,880
Ashland, Inc.	88,432	4,105,013
Cabot Corp.	74,043	1,785,177
Cytec Industries, Inc.	55,259	2,209,807
Intrepid Potash, Inc.* (a)	46,981	919,418
Lubrizol Corp.	77,193	6,199,370
Minerals Technologies, Inc.	21,306	1,012,887
NewMarket Corp.	13,143	1,147,647
Olin Corp.	88,978	1,609,612
RPM International, Inc.	146,706	2,617,235
Scotts Miracle-Gro Co. (The), Class A	51,294	2,277,967
Sensient Technologies Corp.	55,764	1,445,961
Valspar Corp.	112,427	3,386,301

		32,824,275

Commercial Banks 3.8%
Associated Banc-Corp.	195,684	2,399,086
BancorpSouth, Inc.	83,048	1,484,898
Bank of Hawaii Corp.	54,393	2,629,902
Cathay General Bancorp	88,582	915,052
City National Corp.	49,075	2,514,112
Commerce Bancshares, Inc.	82,698	2,976,301
Cullen/Frost Bankers, Inc.	68,444	3,518,022
FirstMerit Corp.	121,825	2,086,862
Fulton Financial Corp.	224,612	2,167,506
International Bancshares Corp.	58,874	982,607
PacWest Bancorp	35,123	643,102
Prosperity Bancshares, Inc.	52,736	1,832,576
SVB Financial Group*	46,852	1,931,708
Synovus Financial Corp.	885,272	2,248,591
TCF Financial Corp.	139,728	2,320,882
Trustmark Corp.	64,229	1,337,248
Valley National Bancorp (a)	182,170	2,481,155
Webster Financial Corp.	75,412	1,352,891
Westamerica Bancorp (a)	33,092	1,737,992
Wilmington Trust Corp.	103,098	1,143,357

		38,703,850

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	54,047	1,028,515
Clean Harbors, Inc.*	25,874	1,718,292
Copart, Inc.*	76,267	2,731,121
Corrections Corp of America*	128,923	2,459,851
Deluxe Corp.	58,012	1,087,725
Herman Miller, Inc.	64,391	1,215,058
HNI Corp.	51,032	1,407,973
Mine Safety Appliances Co.	34,241	848,492
Rollins, Inc.	49,650	1,027,259
Waste Connections, Inc.*	87,962	3,068,994

		16,593,280

Communications Equipment 1.8%
ADC Telecommunications, Inc.*	109,624	812,314
ADTRAN, Inc.	62,800	1,712,556
Ciena Corp.* (a)	104,884	1,329,929
CommScope, Inc.*	106,801	2,538,660
F5 Networks, Inc.*	90,605	6,212,785
Palm, Inc.*	189,898	1,080,520
Plantronics, Inc.	54,669	1,563,533
Polycom, Inc.*	96,324	2,869,492

		18,119,789

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Computers & Peripherals 0.4%
Diebold, Inc.	74,795	$2,038,164
NCR Corp.*	180,363	2,185,999

		4,224,163

Construction & Engineering 1.4%
Aecom Technology Corp.*	129,114	2,977,369
Granite Construction, Inc.	37,949	894,837
KBR, Inc.	181,789	3,697,588
Shaw Group, Inc. (The)*	95,328	3,262,124
URS Corp.*	93,790	3,690,637

		14,522,555

Construction Materials 0.4%
Martin Marietta Materials, Inc. (a)	51,348	4,354,824

Consumer Finance 0.2%
AmeriCredit Corp.*	109,204	1,989,697

Containers & Packaging 1.7%
AptarGroup, Inc.	76,863	2,906,959
Greif, Inc., Class A	38,946	2,163,061
Packaging Corp. of America	116,720	2,570,174
Rock-Tenn Co., Class A	43,974	2,184,189
Silgan Holdings, Inc.	60,727	1,723,432
Sonoco Products Co.	113,580	3,461,918
Temple-Inland, Inc.	121,809	2,517,792

		17,527,525

Distributors 0.3%
LKQ Corp.*	161,476	3,113,257

Diversified Consumer Services 1.5%
Career Education Corp.*	75,192	1,730,920
Corinthian Colleges, Inc.* (a)	99,397	979,060
ITT Educational Services, Inc.*	32,873	2,729,116
Matthews International Corp., Class A	34,528	1,010,980
Regis Corp.	64,991	1,011,910
Service Corp. International	287,804	2,129,750
Sotheby’s	75,993	1,737,960
Strayer Education, Inc. (a)	15,759	3,276,138

		14,605,834

Diversified Financial Services 0.4%
MSCI, Inc., Class A*	131,759	3,610,197

Diversified Telecommunication Services 0.4%
Cincinnati Bell, Inc.*	227,803	685,687
TW Telecom, Inc.*	171,500	2,860,620

		3,546,307

Electric Utilities 1.9%
Cleco Corp.	68,550	1,810,406
DPL, Inc.	134,747	3,220,453
Great Plains Energy, Inc.	153,354	2,610,085
Hawaiian Electric Industries, Inc.	105,333	2,399,486
IDACORP, Inc.	54,328	1,807,493
NV Energy, Inc.	266,052	3,142,074
PNM Resources, Inc.	97,862	1,094,097
Westar Energy, Inc.	125,056	2,702,460

		18,786,554

Electrical Equipment 1.5%
Acuity Brands, Inc.	49,243	1,791,460
Ametek, Inc.	120,402	4,834,140
Hubbell, Inc., Class B	67,688	2,686,537
Regal-Beloit Corp.	43,524	2,427,769
Thomas & Betts Corp.*	59,613	2,068,571
Woodward Governor Co.	64,330	1,642,345

		15,450,822

Electronic Equipment, Instruments & Components 2.2%
Arrow Electronics, Inc.*	135,758	3,034,191
Avnet, Inc.*	171,893	4,144,340
Ingram Micro, Inc., Class A*	186,975	2,840,150
Itron, Inc.*	45,505	2,813,119
National Instruments Corp.	64,199	2,040,244
Tech Data Corp.*	57,404	2,044,731
Trimble Navigation Ltd.*	136,728	3,828,384
Vishay Intertechnology, Inc.*	211,460	1,636,701

		22,381,860

Energy Equipment & Services 1.8%
Atwood Oceanics, Inc.*	64,201	1,638,410
Exterran Holdings, Inc.*	70,829	1,828,097
Helix Energy Solutions Group, Inc.*	103,559	1,115,330
Oceaneering International, Inc.*	62,218	2,793,588
Patterson-UTI Energy, Inc.	173,979	2,239,110
Pride International, Inc.*	198,903	4,443,493
Tidewater, Inc.	58,592	2,268,682
Unit Corp.*	45,831	1,860,280

		18,186,990

Food & Staples Retailing 0.4%
BJ’s Wholesale Club, Inc.*	61,043	2,259,202
Ruddick Corp.	46,394	1,437,750

		3,696,952

Food Products 1.5%
Corn Products International, Inc.	85,076	2,577,803
Flowers Foods, Inc.	87,286	2,132,397
Green Mountain Coffee Roasters, Inc.* (a)	118,857	3,054,625
Lancaster Colony Corp.	22,049	1,176,534
Ralcorp Holdings, Inc.*	62,020	3,398,696
Smithfield Foods, Inc.*	166,852	2,486,095
Tootsie Roll Industries, Inc. (a)	30,568	722,933

		15,549,083

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Gas Utilities 2.2%
AGL Resources, Inc.	87,849	$3,146,751
Atmos Energy Corp.	105,421	2,850,584
Energen Corp.	81,287	3,603,452
National Fuel Gas Co.	92,610	4,248,947
Questar Corp.*	197,462	3,189,011
UGI Corp.	123,327	3,137,439
WGL Holdings, Inc.	56,991	1,939,404

		22,115,588

Health Care Equipment & Supplies 4.2%
Beckman Coulter, Inc.	79,151	4,772,014
Edwards Lifesciences Corp.*	128,145	7,178,683
Gen-Probe, Inc.*	56,083	2,547,290
Hill-Rom Holdings, Inc.	71,232	2,167,590
Hologic, Inc.*	292,801	4,078,718
IDEXX Laboratories, Inc.* (a)	65,287	3,975,978
Immucor, Inc.*	79,065	1,506,188
Kinetic Concepts, Inc.*	70,307	2,566,908
Masimo Corp.	59,123	1,407,719
ResMed, Inc.*	85,718	5,212,511
STERIS Corp.	66,987	2,081,956
Teleflex, Inc.	45,046	2,445,097
Thoratec Corp.*	64,652	2,762,580

		42,703,232

Health Care Providers & Services 3.8%
Community Health Systems, Inc.*	107,260	3,626,461
Health Management Associates, Inc., Class A *	283,072	2,199,469
Health Net, Inc.*	112,625	2,744,671
Henry Schein, Inc.*	103,299	5,671,115
Kindred Healthcare, Inc.*	43,992	564,857
LifePoint Hospitals, Inc.*	62,140	1,951,196
Lincare Holdings, Inc.*	112,347	3,652,401
MEDNAX, Inc.*	53,271	2,962,400
Omnicare, Inc.	136,265	3,229,481
Owens & Minor, Inc.	71,308	2,023,721
Psychiatric Solutions, Inc.*	64,630	2,114,694
Universal Health Services, Inc., Class B	109,862	4,191,235
VCA Antech, Inc.*	96,840	2,397,758
WellCare Health Plans, Inc.*	47,848	1,135,912

		38,465,371

Hotels, Restaurants & Leisure 2.3%
Bally Technologies, Inc.*	62,562	2,026,383
Bob Evans Farms, Inc.	34,633	852,664
Boyd Gaming Corp.*	62,028	526,618
Brinker International, Inc.	116,091	1,678,676
Burger King Holdings, Inc.	104,203	1,754,779
Cheesecake Factory, Inc. (The)*	68,336	1,521,159
Chipotle Mexican Grill, Inc.*	35,615	4,872,488
International Speedway Corp., Class A	34,609	891,528
Life Time Fitness, Inc.* (a)	46,917	1,491,491
Panera Bread Co., Class A*	36,043	2,713,677
Scientific Games Corp., Class A*	73,603	677,148
Wendy’s/Arby’s Group, Inc., Class A	380,915	1,523,660
WMS Industries, Inc.*	59,130	2,320,853

		22,851,124

Household Durables 1.7%
American Greetings Corp., Class A	44,746	839,435
KB Home (b)	83,515	918,665
M.D.C. Holdings, Inc.	42,522	1,145,968
Mohawk Industries, Inc.*	63,604	2,910,519
NVR, Inc.*	6,972	4,566,869
Ryland Group, Inc.	49,684	786,001
Toll Brothers, Inc.*	158,992	2,601,109
Tupperware Brands Corp.	71,454	2,847,442

		16,616,008

Household Products 0.9%
Church & Dwight Co., Inc.	80,029	5,018,619
Energizer Holdings, Inc.*	79,107	3,977,500

		8,996,119

Independent Power Producers & Energy Traders 0.0%†
Dynegy, Inc.*	114,593	441,183

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	68,801	2,485,780

Information Technology Services 2.8%
Acxiom Corp.*	89,550	1,315,490
Alliance Data Systems Corp.* (a)	60,312	3,589,770
Broadridge Financial Solutions, Inc.	153,956	2,932,862
Convergys Corp.*	139,554	1,369,025
CoreLogic, Inc.	117,911	2,082,308
DST Systems, Inc.	41,910	1,514,627
Gartner, Inc.*	68,469	1,591,904
Global Payments, Inc.	92,336	3,373,957
Hewitt Associates, Inc., Class A*	93,832	3,233,451
Lender Processing Services, Inc.	107,408	3,362,944
Mantech International Corp., Class A*	25,168	1,071,402
NeuStar, Inc., Class A*	84,371	1,739,730
SRA International, Inc., Class A*	48,649	956,926

		28,134,396

Insurance 4.4%
American Financial Group, Inc.	85,744	2,342,526
Arthur J Gallagher & Co.	117,118	2,855,337
Brown & Brown, Inc.	133,648	2,558,023
Everest Re Group Ltd.	66,710	4,717,731
Fidelity National Financial, Inc., Class A	260,181	3,379,751
First American Financial Corp.	117,261	1,486,870
Hanover Insurance Group, Inc. (The)	50,913	2,214,716
HCC Insurance Holdings, Inc.	129,830	3,214,591

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Insurance (continued)

Mercury General Corp.	40,346	$1,671,938
Old Republic International Corp.	272,670	3,307,487
Protective Life Corp.	96,963	2,074,039
Reinsurance Group of America, Inc.	82,696	3,780,034
StanCorp Financial Group, Inc.	53,513	2,169,417
Transatlantic Holdings, Inc.	72,941	3,498,250
Unitrin, Inc.	56,474	1,445,734
W.R. Berkley Corp.	145,418	3,847,760

		44,564,204

Internet & Catalog Retail 0.5%
Netflix, Inc.*	46,733	5,077,540

Internet Software & Services 0.9%
AOL, Inc.*	120,695	2,509,249
Digital River, Inc.*	44,792	1,070,977
Equinix, Inc.*	51,292	4,165,936
ValueClick, Inc.*	92,551	989,370

		8,735,532

Life Sciences Tools & Services 1.9%
Affymetrix, Inc.*	80,144	472,850
Bio-Rad Laboratories, Inc., Class A*	21,807	1,886,087
Charles River Laboratories International, Inc.*	74,646	2,553,640
Covance, Inc.*	73,110	3,752,005
Furiex Pharmaceuticals, Inc.*	34	342
Mettler-Toledo International, Inc.*	38,097	4,252,768
Pharmaceutical Product Development, Inc.	134,223	3,410,606
Techne Corp.	42,271	2,428,469

		18,756,767

Machinery 5.4%
AGCO Corp.*	104,741	2,824,865
Bucyrus International, Inc.	91,613	4,347,037
Crane Co.	53,077	1,603,456
Donaldson Co., Inc.	87,283	3,722,620
Gardner Denver, Inc.	59,337	2,645,837
Graco, Inc.	68,068	1,918,837
Harsco Corp.	90,992	2,138,312
IDEX Corp.	91,766	2,621,755
Joy Global, Inc.	116,612	5,841,095
Kennametal, Inc.	92,382	2,349,274
Lincoln Electric Holdings, Inc.	48,304	2,463,021
Nordson Corp.	38,574	2,163,230
Oshkosh Corp.*	101,424	3,160,372
Pentair, Inc.	111,409	3,587,370
SPX Corp.	56,436	2,980,385
Terex Corp.*(b)	122,696	2,299,323
Timken Co.	90,023	2,339,698
Trinity Industries, Inc.	89,730	1,590,015
Valmont Industries, Inc.	22,633	1,644,514
Wabtec Corp.	53,950	2,152,065

		54,393,081

Marine 0.4%
Alexander & Baldwin, Inc.	46,439	1,382,953
Kirby Corp.*	60,966	2,331,950

		3,714,903

Media 0.7%
DreamWorks Animation SKG, Inc., Class A*	85,794	2,449,418
Harte-Hanks, Inc.	43,524	454,826
John Wiley & Sons, Inc., Class A	48,537	1,876,926
Lamar Advertising Co., Class A*	60,436	1,481,891
Scholastic Corp.	28,709	692,461

		6,955,522

Metals & Mining 1.0%
Carpenter Technology Corp.	49,823	1,635,689
Commercial Metals Co.	127,902	1,690,865
Reliance Steel & Aluminum Co.	72,749	2,629,876
Steel Dynamics, Inc.	245,082	3,232,632
Worthington Industries, Inc.	69,278	890,915

		10,079,977

Multiline Retail 0.8%
99 Cents Only Stores*	51,721	765,471
Dollar Tree, Inc.*	144,009	5,995,094
Saks, Inc.* (a)	180,798	1,372,257

		8,132,822

Multi-Utilities 1.9%
Alliant Energy Corp.	125,334	3,978,101
Black Hills Corp.	44,003	1,252,765
MDU Resources Group, Inc.	212,825	3,837,235
NSTAR	121,000	4,235,000
OGE Energy Corp.	109,943	4,019,516
Vectren Corp.	91,942	2,175,348

		19,497,965

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	65,528	1,662,445

Oil Field Equipment & Services 0.2%
Superior Energy Services, Inc.*	88,973	1,661,126

Oil, Gas & Consumable Fuels 3.8%
Arch Coal, Inc.	184,062	3,646,268
Bill Barrett Corp.*	43,811	1,348,064
Cimarex Energy Co.	94,976	6,798,382
Comstock Resources, Inc.*	53,370	1,479,416
Forest Oil Corp.*	127,368	3,484,789
Frontier Oil Corp.	118,607	1,595,264
Mariner Energy, Inc.*	116,679	2,506,265

8 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)

Newfield Exploration Co.*	150,517	$7,354,261
Overseas Shipholding Group, Inc.	29,970	1,110,089
Patriot Coal Corp.*	85,455	1,004,096
Plains Exploration & Production Co.*	157,924	3,254,814
Quicksilver Resources, Inc.*	134,137	1,475,507
Southern Union Co.	140,948	3,081,123

		38,138,338

Paper & Forest Products 0.1%
Louisiana-Pacific Corp.*	143,620	960,818

Personal Products 0.5%
Alberto-Culver Co.	96,971	2,626,945
NBTY, Inc.*	71,634	2,436,272

		5,063,217

Pharmaceuticals 1.3%
Endo Pharmaceuticals Holdings, Inc.*	131,774	2,875,309
Medicis Pharmaceutical Corp., Class A	65,703	1,437,581
Perrigo Co.	91,138	5,383,522
Valeant Pharmaceuticals International*	71,180	3,722,002

		13,418,414

Professional Services 1.0%
Corporate Executive Board Co. (The)	38,863	1,020,931
FTI Consulting, Inc.*	52,660	2,295,449
Korn/Ferry International*	51,616	717,463
Manpower, Inc.	92,747	4,004,816
Navigant Consulting, Inc.*	56,906	590,684
Towers Watson & Co., Class A	47,698	1,853,067

		10,482,410

Real Estate Investment Trusts (REITs) 7.8%
Alexandria Real Estate Equities, Inc.	50,172	3,179,400
AMB Property Corp.	190,113	4,507,579
BRE Properties, Inc.	70,451	2,601,755
Camden Property Trust	74,441	3,040,915
Corporate Office Properties Trust SBI MD	66,147	2,497,711
Cousins Properties, Inc.	115,750	780,155
Duke Realty Corp.	279,510	3,172,438
Equity One, Inc.	39,946	623,158
Essex Property Trust, Inc.	34,031	3,319,384
Federal Realty Investment Trust	69,397	4,876,527
Highwoods Properties, Inc.	80,850	2,244,396
Hospitality Properties Trust	139,777	2,949,295
Liberty Property Trust (a)	127,755	3,685,732
Macerich Co. (The)	146,666	5,473,575
Mack-Cali Realty Corp.	89,716	2,667,257
Nationwide Health Properties, Inc.	135,428	4,844,260
Omega Healthcare Investors, Inc.	105,117	2,094,982
Potlatch Corp.	45,128	1,612,423
Rayonier, Inc.	90,527	3,984,998
Realty Income Corp. (a)	118,274	3,587,250
Regency Centers Corp.	92,401	3,178,594
Senior Housing Properties Trust	144,307	2,902,014
SL Green Realty Corp.	88,168	4,852,767
UDR, Inc.	183,331	3,507,122
Weingarten Realty Investors	118,374	2,255,025

		78,438,712

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	47,501	3,117,966

Road & Rail 1.3%
Con-way, Inc.	60,918	1,828,758
J.B. Hunt Transport Services, Inc.	99,491	3,250,371
Kansas City Southern*	115,028	4,181,268
Landstar System, Inc.	56,928	2,219,623
Werner Enterprises, Inc.	49,792	1,089,947

		12,569,967

Semiconductors & Semiconductor Equipment 2.5%
Atmel Corp.*	520,810	2,499,888
Cree, Inc.*	121,511	7,294,305
Fairchild Semiconductor International, Inc.*	140,853	1,184,574
Integrated Device Technology, Inc.*	184,928	915,393
International Rectifier Corp.*	80,440	1,496,988
Intersil Corp., Class A	139,373	1,687,807
Lam Research Corp.*	143,215	5,450,763
RF Micro Devices, Inc.*	303,525	1,186,783
Semtech Corp.*	69,645	1,140,089
Silicon Laboratories, Inc.*	52,035	2,110,540

		24,967,130

Software 4.3%
ACI Worldwide, Inc.*	38,359	746,850
Advent Software, Inc.* (a)	17,747	833,399
ANSYS, Inc.*	102,319	4,151,082
Cadence Design Systems, Inc.*	304,506	1,763,090
FactSet Research Systems, Inc.	47,033	3,150,741
Fair Isaac Corp.	51,922	1,131,380
Informatica Corp.*	103,817	2,479,150
Jack Henry & Associates, Inc.	95,733	2,286,104
Mentor Graphics Corp.*	120,767	1,068,788
MICROS Systems, Inc.*	90,247	2,876,172
Parametric Technology Corp.*	131,659	2,063,096
Quest Software, Inc.*	70,159	1,265,668
Rovi Corp.*	115,562	4,380,955
Solera Holdings, Inc.	79,152	2,865,302
Sybase, Inc.*	98,245	6,352,522
Synopsys, Inc.*	167,276	3,491,050
TIBCO Software, Inc.*	188,709	2,275,831

		43,181,180

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Mid Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Specialty Retail 3.9%
Aaron’s, Inc.	92,271	$1,575,066
Advance Auto Parts, Inc.	98,965	4,966,064
Aeropostale, Inc.*	105,970	3,034,981
American Eagle Outfitters, Inc.	235,386	2,765,785
AnnTaylor Stores Corp.*	66,462	1,081,337
Barnes & Noble, Inc. (a)	44,890	579,081
Chico’s FAS, Inc.	201,642	1,992,223
Coldwater Creek, Inc.*	65,400	219,744
Collective Brands, Inc.*	72,643	1,147,759
Dick’s Sporting Goods, Inc.*	102,077	2,540,697
Dress Barn, Inc.*	67,628	1,610,223
Foot Locker, Inc.	177,320	2,237,778
Guess?, Inc.	65,933	2,059,747
J Crew Group, Inc.*	63,390	2,333,386
PetSmart, Inc.	133,993	4,042,569
Rent-A-Center, Inc., Class A*	74,454	1,508,438
Tractor Supply Co.	40,896	2,493,429
Williams-Sonoma, Inc.	121,472	3,014,935

		39,203,242

Textiles, Apparel & Luxury Goods 1.1%
Fossil, Inc.*	54,624	1,895,453
Hanesbrands, Inc.*	108,079	2,600,381
Phillips-Van Heusen Corp.	64,276	2,974,050
Timberland Co. (The), Class A*	48,855	789,008
Under Armour, Inc., Class A* (a)	42,744	1,416,109
Warnaco Group, Inc. (The)*	50,376	1,820,589

		11,495,590

Thrifts & Mortgage Finance 1.5%
Astoria Financial Corp.	92,960	1,279,130
First Niagara Financial Group, Inc.	236,734	2,966,277
New York Community Bancorp, Inc.	492,271	7,516,978
NewAlliance Bancshares, Inc.	120,061	1,345,884
Washington Federal, Inc.	127,396	2,061,267

		15,169,536

Tobacco 0.1%
Universal Corp.	27,496	1,091,041

Trading Companies & Distributors 0.5%
GATX Corp.	52,232	1,393,550
MSC Industrial Direct Co., Class A	50,129	2,539,535
United Rentals, Inc.*	68,103	634,720

		4,567,805

Water Utilities 0.3%
Aqua America, Inc. (a)	154,384	2,729,509

Wireless Telecommunication Services 0.5%
Syniverse Holdings, Inc.*	78,614	1,607,656
Telephone & Data Systems, Inc.	104,062	3,162,444

		4,770,100

Total Common Stocks (cost $1,127,827,254)		997,884,203

Mutual Fund 1.1%

Money Market Fund 1.1%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (c)	11,170,962	11,170,962

Total Mutual Fund (cost $11,170,962)		11,170,962

Repurchase Agreements 3.8%

	Principal Amount	Market Value

Morgan Stanley, 0.03%, dated 06/30/10, due 07/01/10, repurchase price $5,000,004, collateralized by U.S. Government Agency Securities 4.00% – 8.50%, maturing 03/01/15 – 06/01/40; total market value of $5,100,179 (d)	$5,000,000	5,000,000
Barclays Capital, 0.01%, dated 06/30/10, due 07/01/10, repurchase price $25,000,007, collateralized by U.S. Government Treasury Securities 1.88%, maturing 06/30/15; total market value of $25,500,001 (d)	25,000,000	25,000,000

10 Semiannual Report 2010

Repurchase Agreements (continued)
	Principal Amount	Market Value

GOLDMAN SACHS & CO., 0.03%, dated 06/30/10, due 07/01/10, repurchase price $7,999,672, collateralized by U.S. Government Agency Securities 0.00% – 7.00%, maturing 02/20/17 – 06/20/40; total market value of $8,159,659 (d)	$7,999,666	$7,999,666

Total Repurchase Agreements (cost $37,999,666)		37,999,666

Total Investments (cost $1,176,997,882) (e) — 104.1%		1,047,054,831

Liabilities in excess of other assets — (4.1%)		(40,912,600)

NET ASSETS — 100.0%		$1,006,142,231

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $36,760,262.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of June 30, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of June 30, 2010 was $37,999,666.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

REIT	Real Estate Investment Trust

At June 30, 2010, the Fund’s open futures contracts were as follows (Note 2):

			Notional Value
Number of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Depreciation

146	E-mini S&P MidCap 400 Futures	09/17/10	$10,366,000	$(635,019)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Mid
Cap Index Fund

Assets:
Investments, at value* (cost $1,138,998,216)	$1,009,055,165
Repurchase agreements, at value and cost	37,999,666

Total Investments	1,047,054,831

Dividends receivable	961,186
Security lending income receivable	21,017
Receivable for investments sold	422,974
Receivable for capital shares issued	713,079
Prepaid expenses and other assets	10,827

Total Assets	1,049,183,914

Liabilities:
Payable for investments purchased	3,189,445
Payable for capital shares redeemed	1,431,440
Payable for variation margin on futures contracts	52,560
Cash overdraft (Note 2)	12,776
Payable upon return of securities loaned (Note 2)	37,999,666
Accrued expenses and other payables:
Investment advisory fees	178,019
Fund administration fees	28,961
Distribution fees	2,515
Administrative servicing fees	45,564
Accounting and transfer agent fees	7,431
Custodian fees	5,264
Compliance program costs (Note 3)	5,434
Professional fees	35,069
Printing fees	31,708
Other	15,831

Total Liabilities	43,041,683

Net Assets	$1,006,142,231

Represented by:
Capital	$1,164,986,795
Accumulated undistributed net investment income	1,007,377
Accumulated net realized losses from investment and futures transactions	(29,273,871)
Net unrealized appreciation/(depreciation) from investments	(129,943,051)
Net unrealized appreciation/(depreciation) from futures (Note 2)	(635,019)

Net Assets	$1,006,142,231

Net Assets:
Class I Shares	$268,966,111
Class II Shares	11,604,229
Class Y Shares	725,571,891

Total	$1,006,142,231

*	Includes value of securities on loan of $36,760,262 (Note 2).

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

NVIT Mid
Cap Index Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	18,555,817
Class II Shares	803,923
Class Y Shares	50,061,426

Total	69,421,166

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$14.49
Class II Shares	$14.43
Class Y Shares	$14.49

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Mid
Cap Index Fund

INVESTMENT INCOME:
Dividend income	$7,742,505
Income from securities lending (Note 2)	203,103

Total Income	7,945,608

EXPENSES:
Investment advisory fees	1,193,974
Fund administration fees	191,205
Distribution fees Class II Shares	15,905
Administrative servicing fees Class I Shares	223,454
Administrative servicing fees Class II Shares	9,543
Professional fees	53,408
Printing fees	9,523
Trustee fees	19,538
Custodian fees	21,833
Accounting and transfer agent fees	8,960
Compliance program costs (Note 3)	2,383
Recoupment fees	18,507
Other	24,937

Total expenses before earnings credit and expenses waived	1,793,170
Earnings credit (Note 4)	(240)
Expenses voluntarily waived by adviser (Note 3)	(45,505)

Net Expenses	1,747,425

NET INVESTMENT INCOME	6,198,183

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	15,916,763
Net realized gains from futures transactions (Note 2)	1,052,904

Net realized gains from investment and futures transactions	16,969,667

Net change in unrealized appreciation/(depreciation) from investments	(36,039,902)
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(954,228)

Net change in unrealized appreciation/(depreciation) from investments and futures	(36,994,130)

Net realized/unrealized losses from investments and futures transactions	(20,024,463)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,826,280)

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Mid Cap Index Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$6,198,183	$12,119,635
Net realized gains/(losses) from investment and futures transactions	16,969,667	(22,259,624)
Net change in unrealized appreciation/(depreciation) from investments and futures	(36,994,130)	319,061,480

Change in net assets resulting from operations	(13,826,280)	308,921,491

Distributions to Shareholders From:
Net investment income:
Class I	(2,008,739)	(2,471,277)
Class II	(69,688)	(80,666)
Class Y	(5,804,381)	(7,467,228)
Net realized gains:
Class I	–	(7,853,444)
Class II	–	(346,467)
Class Y	–	(21,828,945)

Change in net assets from shareholder distributions	(7,882,808)	(40,048,027)

Change in net assets from capital transactions	(25,914,763)	(18,721,615)

Change in net assets	(47,623,851)	250,151,849

Net Assets:
Beginning of period	1,053,766,082	803,614,233

End of period	$1,006,142,231	$1,053,766,082

Accumulated undistributed net investment income at end of period	$1,007,377	$2,692,002

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$18,987,344	$29,256,342
Dividends reinvested	2,008,739	10,324,721
Cost of shares redeemed	(43,129,830)	(64,295,228)

Total Class I	(22,133,747)	(24,714,165)

Class II Shares
Proceeds from shares issued	1,018,275	1,423,447
Dividends reinvested	69,688	427,133
Cost of shares redeemed	(1,919,860)	(3,512,553)

Total Class II	(831,897)	(1,661,973)

Class Y Shares
Proceeds from shares issued	28,047,106	132,500,886
Dividends reinvested	5,804,381	29,296,173
Cost of shares redeemed	(36,800,606)	(154,142,536)

Total Class Y	(2,949,119)	7,654,523

Change in net assets from capital transactions	$(25,914,763)	$(18,721,615)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 15

Statements of Changes in Net Assets (Continued)

	NVIT Mid Cap Index Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,206,149	2,336,952
Reinvested	125,754	747,398
Redeemed	(2,768,058)	(5,410,183)

Total Class I Shares	(1,436,155)	(2,325,833)

Class II Shares
Issued	64,359	118,113
Reinvested	4,376	30,918
Redeemed	(123,261)	(297,594)

Total Class II Shares	(54,526)	(148,563)

Class Y Shares
Issued	1,804,023	11,717,697
Reinvested	363,858	2,125,078
Redeemed	(2,369,751)	(11,721,021)

Total Class Y Shares	(201,870)	2,121,754

Total change in shares	(1,692,551)	(352,642)

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Mid Cap Index Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)		Turnover (d)

Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$14.82	0.08	(0.31)	(0.23)	(0.10)	–	(0.10)	$14.49	(1.59%)	$268,966,111	0.43%	1.04%	0.43%		5.01%
Year Ended December 31, 2009 (e)	$11.25	0.15	3.94	4.09	(0.12)	(0.40)	(0.52)	$14.82	36.76%	$296,275,777	0.45%	1.23%	0.45%		22.52%
Year Ended December 31, 2008	$19.18	0.21	(6.83)	(6.62)	(0.21)	(1.10)	(1.31)	$11.25	(36.46%)	$250,979,592	0.44%	1.22%	0.44%		24.70%
Year Ended December 31, 2007	$18.59	0.27	1.16	1.43	(0.27)	(0.57)	(0.84)	$19.18	7.56%	$479,738,690	0.46%	1.34%	0.47%		23.90%
Year Ended December 31, 2006	$17.36	0.21	1.48	1.69	(0.21)	(0.25)	(0.46)	$18.59	9.89%	$548,012,004	0.50%	1.17%	0	.50%(f)	13.76%
Year Ended December 31, 2005	$16.61	0.16	1.82	1.98	(0.18)	(1.05)	(1.23)	$17.36	12.10%	$576,338,849	0.55%	0.93%	0	.55%(f)	19.32%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$14.76	0.06	(0.31)	(0.25)	(0.08)	–	(0.08)	$14.43	(1.71%)	$11,604,229	0.68%	0.79%	0.68%		5.01%
Year Ended December 31, 2009 (e)	$11.20	0.12	3.93	4.05	(0.09)	(0.40)	(0.49)	$14.76	36.50%	$12,669,285	0.70%	0.99%	0.70%		22.52%
Year Ended December 31, 2008	$19.11	0.18	(6.81)	(6.63)	(0.18)	(1.10)	(1.28)	$11.20	(36.61%)	$11,279,926	0.64%	1.02%	0.64%		24.70%
Year Ended December 31, 2007	$18.53	0.23	1.16	1.39	(0.24)	(0.57)	(0.81)	$19.11	7.37%	$20,694,631	0.62%	1.17%	0.62%		23.90%
Year Ended December 31, 2006	$17.30	0.19	1.47	1.66	(0.18)	(0.25)	(0.43)	$18.53	9.74%	$21,522,029	0.66%	1.01%	0	.66%(f)	13.76%
Year Ended December 31, 2005	$16.56	0.13	1.81	1.94	(0.15)	(1.05)	(1.20)	$17.30	11.90%	$21,512,149	0.72%	0.76%	0	.72%(f)	19.32%

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$14.82	0.09	(0.30)	(0.21)	(0.12)	–	(0.12)	$14.49	(1.51%)	$725,571,891	0.28%	1.19%	0.28%		5.01%
Year Ended December 31, 2009 (e)	$11.25	0.17	3.94	4.11	(0.14)	(0.40)	(0.54)	$14.82	36.96%	$744,821,020	0.30%	1.34%	0.30%		22.52%
Year Ended December 31, 2008	$19.18	0.23	(6.83)	(6.60)	(0.23)	(1.10)	(1.33)	$11.25	(36.38%)	$541,354,715	0.31%	1.36%	0.31%		24.70%
Year Ended December 31, 2007	$18.59	0.03	1.18	1.46	(0.30)	(0.57)	(0.87)	$19.18	7.74%	$861,468,698	0.29%	1.28%	0.29%		23.90%
Period Ended December 31, 2006 (g)	$18.88	0.16	(0.01)	0.15	(0.19)	(0.25)	(0.44)	$18.59	0.94%	$153,172,267	0.31%	1.38%	0	.31%(f)	13.76%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	There were no fee reductions during the period.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 17

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Mid Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) or other insurance companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

18 Semiannual Report 2010

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of the securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$997,884,203	$—	$—	$997,884,203

Mutual Fund	11,170,962	—	—	11,170,962

Repurchase Agreements	—	37,999,666	—	37,999,666

Total Assets	1,009,055,165	37,999,666	—	1,047,054,831

Liabilities:
Future Contracts	(635,019)	—	—	(635,019)

Total Liabilities	(635,019)	—	—	(635,019)

Total	$1,008,420,146	$37,999,666	$—	$1,046,419,812

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $12,776 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 4.

(c)	Futures Contracts

The Fund is subject to equity price risk, credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. The Fund may also enter into futures contracts for non-hedging purposes. If the Fund does so, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the value of the Fund’s net assets after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed-delivery of securities or currencies at a specific future date and at a specific price or currency amount. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/ losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

20 Semiannual Report 2010

Fair Values of Derivative Instruments as of June 30, 2010

Derivatives not accounted for as hedging instruments

	Statement of Assets & Liabilities Location	Fair Value

Liabilities:
Futures — Equity contracts*	Net Assets — Unrealized depreciation from futures contracts	$(635,019)

Total		$(635,019)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Futures — Equity contracts	$1,052,904

Total	$1,052,904

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Futures — Equity contracts	$(954,228)

Total	$(954,228)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

(d)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$36,760,262	$37,999,666

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the

22 Semiannual Report 2010

technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (“BlackRock”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of BlackRock.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1.5 billion	0.22%

$1.5 billion up to $3 billion	0.21%

$3 billion and more	0.20%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the subadviser. NFA paid the subadviser $198,730 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.32% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement.

2010 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Fiscal Year	Fiscal Year	Fiscal Year	Six Months Ended
2007 Amount	2008 Amount	2009 Amount	June 30, 2010	Total

$—	$—	$37,041	$—	$37,041

Amounts designated as “—”, are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

In addition, NFA voluntarily agreed to waive from its Investment Advisory Fee an amount equal to $45,505 for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, and the NVIT Investor Destinations Balanced Funds (collectively, the “Investor Destinations Funds”) and NVIT Cardinal Aggressive, NVIT Cardinal

24 Semiannual Report 2010

Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds and the Cardinal Funds do not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $232,997 in Administrative Services fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $2,383.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2010 Semiannual Report 25

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $53,354,344 and sales of $72,662,186 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with REITs and Real Estate Investments. Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,192,112,708	$90,265,035	$(235,322,912)	$(145,057,877)

9. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

26 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 27

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Mid Cap Index Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and BlackRock Investment Management, LLC, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that, for each of the one- and three-year periods ended September 30, 2009, the Fund’s performance for Class Y shares was in second quintile of its Peer Group. The Trustees also noted that, for each period, the Fund had slightly underperformed its benchmark, the S&P MidCap 400® Index. The Trustees noted that this was to be expected given that the Index, unlike the Fund, does not have expenses. The Trustees noted that the Fund had achieved its objective of tracking the performance of the S&P MidCap 400® Index.

The Trustees then noted that the Fund’s contractual advisory fee and actual advisory fee for Class Y shares were in the first quintile of its Peer Group. The Trustees also noted that the Fund’s total expenses for Class Y shares were in the second quintile of its Peer Group, and that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the breakpoints included in the Fund’s investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

28 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 29

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 31

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32 Semiannual Report 2010

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NVIT S&P 500 Index Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

13	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

17	Financial Highlights

18	Notes to Financial Statements

27	Supplemental Information

29	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-S&P (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT S&P 500 Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT S&P 500 Index Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a]	01/01/10 - 06/30/10[a]

Class IV Shares	Actual		1,000.00	932.70	1.39	0.29
	Hypothetical	[b]	1,000.00	1,023.36	1.45	0.29

Class Y Shares	Actual		1,000.00	933.10	0.91	0.19
	Hypothetical	[b]	1,000.00	1,023.85	0.95	0.19

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT S&P 500 Index Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	99.4%
Mutual Fund	0.6%
Repurchase Agreement	0.4%
Liabilities in excess of other assets	(0	.4)%

	100.0%

Top Industries †

Oil, Gas & Consumable Fuels	8.9%
Pharmaceuticals	6.1%
Computers & Peripherals	4.5%
Diversified Financial Services	4.5%
Insurance	3.9%
Software	3.7%
Information Technology Services	3.1%
Media	3.1%
Commercial Banks	3.1%
Aerospace & Defense	2.8%
Other Industries *	56.3%

100.0%

Top Holdings †

Exxon Mobil Corp.	3.1%
Apple, Inc.	2.4%
Microsoft Corp.	1.9%
Procter & Gamble Co. (The)	1.8%
Johnson & Johnson	1.7%
International Business Machines Corp.	1.7%
General Electric Co.	1.6%
JPMorgan Chase & Co.	1.6%
Bank of America Corp.	1.5%
AT&T, Inc.	1.5%
Other Holdings *	81.2%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 99.4%

	Shares	Market Value

Aerospace & Defense 2.8%
Boeing Co. (The)	154,306	$9,682,702
General Dynamics Corp.	78,423	4,592,451
Goodrich Corp.	25,461	1,686,791
Honeywell International, Inc.	155,699	6,076,932
ITT Corp.	37,179	1,670,081
L-3 Communications Holdings, Inc.	23,536	1,667,290
Lockheed Martin Corp.	63,397	4,723,076
Northrop Grumman Corp.	61,579	3,352,361
Precision Castparts Corp.	28,832	2,967,389
Raytheon Co.	77,386	3,744,709
Rockwell Collins, Inc.	32,017	1,701,063
United Technologies Corp.	190,281	12,351,140

		54,215,985

Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc.	33,916	1,887,765
Expeditors International of Washington, Inc.	43,125	1,488,244
FedEx Corp.	63,619	4,460,328
United Parcel Service, Inc., Class B	201,751	11,477,614

		19,313,951

Airlines 0.1%
Southwest Airlines Co.	151,680	1,685,165

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)*	49,443	491,464
Johnson Controls, Inc.	136,620	3,670,979

		4,162,443

Automobiles 0.4%
Ford Motor Co.*	692,394	6,979,332
Harley-Davidson, Inc.	47,575	1,057,592

		8,036,924

Beverages 2.6%
Brown-Forman Corp., Class B	22,098	1,264,669
Coca-Cola Co. (The)	469,193	23,515,953
Coca-Cola Enterprises, Inc.	65,907	1,704,355
Constellation Brands, Inc., Class A*	40,651	634,969
Dr. Pepper Snapple Group, Inc.	49,981	1,868,790
Molson Coors Brewing Co., Class B	32,182	1,363,229
PepsiCo, Inc.	328,079	19,996,415

		50,348,380

Biotechnology 1.4%
Amgen, Inc.*	194,875	10,250,425
Biogen Idec, Inc.*	54,859	2,603,060
Celgene Corp.*	93,650	4,759,293
Cephalon, Inc.*	15,300	868,275
Genzyme Corp.*	54,087	2,745,997
Gilead Sciences, Inc.*	181,037	6,205,948

		27,432,998

Building Products 0.0%†
Masco Corp.	73,460	790,430

Capital Markets 2.4%
Ameriprise Financial, Inc.	51,938	1,876,520
Bank of New York Mellon Corp. (The)	246,481	6,085,616
Charles Schwab Corp. (The)	198,642	2,816,743
E*Trade Financial Corp.*	39,782	470,223
Federated Investors, Inc., Class B (a)	18,033	373,463
Franklin Resources, Inc.	30,183	2,601,473
Goldman Sachs Group, Inc. (The)	104,725	13,747,251
Invesco Ltd.	94,673	1,593,347
Janus Capital Group, Inc.	37,033	328,853
Legg Mason, Inc.	33,197	930,512
Morgan Stanley	284,085	6,593,613
Northern Trust Corp.	49,183	2,296,846
State Street Corp.	101,878	3,445,514
T. Rowe Price Group, Inc.	52,714	2,339,974

		45,499,948

Chemicals 1.9%
Air Products & Chemicals, Inc.	43,161	2,797,264
Airgas, Inc.	16,800	1,044,960
CF Industries Holdings, Inc.	14,345	910,190
Dow Chemical Co. (The)	234,677	5,566,538
E.I. du Pont de Nemours & Co.	184,129	6,369,022
Eastman Chemical Co.	14,906	795,384
Ecolab, Inc.	48,090	2,159,722
FMC Corp.	14,800	849,964
International Flavors & Fragrances, Inc.	16,026	679,823
Monsanto Co.	110,930	5,127,185
PPG Industries, Inc.	33,762	2,039,562
Praxair, Inc.	62,282	4,732,809
Sherwin-Williams Co. (The)	18,756	1,297,728
Sigma-Aldrich Corp.	24,909	1,241,216

		35,611,367

Commercial Banks 3.1%
BB&T Corp.	140,677	3,701,212
Comerica, Inc.	35,714	1,315,347
Fifth Third Bancorp	161,835	1,988,952
First Horizon National Corp.*	47,212	540,579
Huntington Bancshares, Inc.	144,611	801,145
KeyCorp	178,400	1,371,896
M&T Bank Corp. (a)	16,960	1,440,752
Marshall & Ilsley Corp.	106,518	764,799
PNC Financial Services Group, Inc.	106,901	6,039,907
Regions Financial Corp.	243,031	1,599,144
SunTrust Banks, Inc.	101,611	2,367,536
U.S. Bancorp	389,649	8,708,655
Wells Fargo & Co.	1,059,659	27,127,270
Zions Bancorporation	32,307	696,862

		58,464,056

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	22,854	$734,299
Cintas Corp.	26,931	645,536
Iron Mountain, Inc.	37,003	831,088
Pitney Bowes, Inc.	42,425	931,653
Republic Services, Inc.	66,099	1,965,123
RR Donnelley & Sons Co.	42,033	688,080
Stericycle, Inc.*	17,229	1,129,878
Waste Management, Inc.	98,652	3,086,821

		10,012,478

Communications Equipment 2.3%
Cisco Systems, Inc.*	1,163,228	24,788,389
Harris Corp.	26,670	1,110,806
JDS Uniphase Corp.*	45,393	446,667
Juniper Networks, Inc.*	106,916	2,439,823
Motorola, Inc.*	471,891	3,076,729
QUALCOMM, Inc.	333,705	10,958,872
Tellabs, Inc.	78,885	504,075

		43,325,361

Computers & Peripherals 4.6%
Apple, Inc.*	185,084	46,554,178
Dell, Inc.*	350,110	4,222,327
EMC Corp.*	417,921	7,647,954
Hewlett-Packard Co.	474,912	20,554,191
Lexmark International, Inc., Class A*	15,977	527,720
NetApp, Inc.*	69,938	2,609,387
QLogic Corp.*	23,453	389,789
SanDisk Corp.*	46,652	1,962,650
Teradata Corp.*	34,010	1,036,625
Western Digital Corp.*	46,419	1,399,997

		86,904,818

Construction & Engineering 0.2%
Fluor Corp.	36,266	1,541,305
Jacobs Engineering Group, Inc.*	25,400	925,576
Quanta Services, Inc.*	42,500	877,625

		3,344,506

Construction Materials 0.1%
Vulcan Materials Co.	25,887	1,134,627

Consumer Finance 0.8%
American Express Co.	244,207	9,695,018
Capital One Financial Corp.	92,706	3,736,052
Discover Financial Services	110,932	1,550,829
SLM Corp.*	98,295	1,021,285

		16,003,184

Containers & Packaging 0.2%
Ball Corp.	19,200	1,014,336
Bemis Co., Inc.	21,944	592,488
Owens-Illinois, Inc.*	34,500	912,525
Pactiv Corp.*	27,083	754,261
Sealed Air Corp.	32,487	640,644

		3,914,254

Distributors 0.1%
Genuine Parts Co.	32,351	1,276,247

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A*	26,047	1,106,216
DeVry, Inc.	12,600	661,374
H&R Block, Inc.	68,650	1,077,119

		2,844,709

Diversified Financial Services 4.5%
Bank of America Corp.	2,040,575	29,323,063
Citigroup, Inc.*	4,596,654	17,283,419
CME Group, Inc.	13,363	3,762,353
IntercontinentalExchange, Inc.*	14,991	1,694,433
JPMorgan Chase & Co.	809,209	29,625,141
Leucadia National Corp.*	38,826	757,495
Moody’s Corp. (a)	40,175	800,286
NASDAQ OMX Group, Inc. (The)*	30,100	535,178
NYSE Euronext	53,200	1,469,916

		85,251,284

Diversified Telecommunication Services 2.6%
AT&T, Inc.	1,201,801	29,071,566
CenturyLink, Inc.	60,893	2,028,346
Frontier Communications Corp. (a)	63,837	453,881
Qwest Communications International, Inc.	303,103	1,591,291
Verizon Communications, Inc.	576,175	16,144,423
Windstream Corp.	97,653	1,031,216

		50,320,723

Electric Utilities 1.9%
Allegheny Energy, Inc.	34,626	716,066
American Electric Power Co., Inc.	97,247	3,141,078
Duke Energy Corp.	266,842	4,269,472
Edison International	66,320	2,103,670
Entergy Corp.	38,493	2,756,869
Exelon Corp.	134,159	5,094,017
FirstEnergy Corp.	62,044	2,185,810
NextEra Energy, Inc.	84,248	4,107,933
Northeast Utilities	35,536	905,457
Pepco Holdings, Inc.	45,458	712,781
Pinnacle West Capital Corp.	21,867	795,084
PPL Corp.	95,300	2,377,735
Progress Energy, Inc.	58,241	2,284,212
Southern Co.	167,527	5,575,299

		37,025,483

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Electrical Equipment 0.5%
Emerson Electric Co.	153,156	$6,691,385
Rockwell Automation, Inc.	29,152	1,431,072
Roper Industries, Inc.	18,981	1,062,177

		9,184,634

Electronic Equipment, Instruments & Components 0.6%
Agilent Technologies, Inc.*	70,665	2,009,006
Amphenol Corp., Class A	35,100	1,378,728
Corning, Inc.	316,915	5,118,177
FLIR Systems, Inc.*	31,400	913,426
Jabil Circuit, Inc.	38,997	518,660
Molex, Inc.	27,270	497,405

		10,435,402

Energy Equipment & Services 1.7%
Baker Hughes, Inc.	87,342	3,630,807
Cameron International Corp.*	49,706	1,616,439
Diamond Offshore Drilling, Inc. (a)	14,200	883,098
FMC Technologies, Inc.*	24,793	1,305,599
Halliburton Co.	184,044	4,518,280
Helmerich & Payne, Inc.	21,543	786,750
Nabors Industries Ltd.*	57,980	1,021,608
National Oilwell Varco, Inc.	85,126	2,815,117
Rowan Cos., Inc.*	23,272	510,588
Schlumberger Ltd.	243,141	13,455,423
Smith International, Inc.	50,608	1,905,391

		32,449,100

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	89,586	4,912,000
CVS Caremark Corp.	276,848	8,117,183
Kroger Co. (The)	132,239	2,603,786
Safeway, Inc.	79,191	1,556,895
SUPERVALU, Inc.	43,337	469,773
Sysco Corp.	120,512	3,443,028
Walgreen Co.	200,262	5,346,996
Wal-Mart Stores, Inc.	422,611	20,314,911
Whole Foods Market, Inc.*	34,705	1,250,074

		48,014,646

Food Products 1.9%
Archer-Daniels-Midland Co.	130,708	3,374,881
Campbell Soup Co.	38,434	1,377,090
ConAgra Foods, Inc.	90,206	2,103,604
Dean Foods Co.*	37,252	375,128
General Mills, Inc.	134,802	4,788,167
H.J. Heinz Co.	64,336	2,780,602
Hershey Co. (The)	33,846	1,622,239
Hormel Foods Corp.	14,300	578,864
JM Smucker Co. (The)	24,219	1,458,468
Kellogg Co.	51,830	2,607,049
Kraft Foods, Inc., Class A	354,441	9,924,348
McCormick & Co., Inc., Non-Voting Shares	26,775	1,016,379
Mead Johnson Nutrition Co.	41,600	2,084,992
Sara Lee Corp.	134,634	1,898,339
Tyson Foods, Inc., Class A	62,424	1,023,129

		37,013,279

Gas Utilities 0.2%
EQT Corp.	29,421	1,063,275
Nicor, Inc.	9,281	375,880
Oneok, Inc.	21,532	931,259
Questar Corp.	35,649	1,621,673

		3,992,087

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	121,338	4,931,176
Becton, Dickinson and Co.	47,942	3,241,838
Boston Scientific Corp.*	307,123	1,781,313
C.R. Bard, Inc.	19,489	1,510,982
CareFusion Corp.*	36,250	822,875
DENTSPLY International, Inc.	30,042	898,556
Hospira, Inc.*	33,619	1,931,412
Intuitive Surgical, Inc.*	7,947	2,508,232
Medtronic, Inc.	224,504	8,142,760
St. Jude Medical, Inc.*	66,227	2,390,133
Stryker Corp.	57,496	2,878,250
Varian Medical Systems, Inc.*	25,267	1,320,959
Zimmer Holdings, Inc.*	41,258	2,229,995

		34,588,481

Health Care Providers & Services 2.1%
Aetna, Inc.	87,701	2,313,552
AmerisourceBergen Corp.	57,507	1,825,847
Cardinal Health, Inc.	73,556	2,472,217
CIGNA Corp.	55,948	1,737,745
Coventry Health Care, Inc.*	30,158	533,193
DaVita, Inc.*	21,034	1,313,363
Express Scripts, Inc.*	111,929	5,262,902
Humana, Inc.*	34,714	1,585,388
Laboratory Corp of America Holdings*	21,328	1,607,065
McKesson Corp.	55,109	3,701,121
Medco Health Solutions, Inc.*	92,939	5,119,080
Patterson Cos., Inc.	19,075	544,210
Quest Diagnostics, Inc.	30,615	1,523,709
Tenet Healthcare Corp.*	88,898	385,817
UnitedHealth Group, Inc.	231,237	6,567,131
WellPoint, Inc.*	86,904	4,252,213

		40,744,553

Health Care Technology 0.1%
Cerner Corp.*	13,902	1,055,023

Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	88,291	2,669,920
Darden Restaurants, Inc.	28,612	1,111,576
International Game Technology	60,278	946,365
Marriott International, Inc., Class A	51,864	1,552,808

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Hotels, Restaurants & Leisure (continued)

McDonald’s Corp.	218,766	$14,410,116
Starbucks Corp.	151,179	3,673,650
Starwood Hotels & Resorts Worldwide, Inc.	38,406	1,591,161
Wyndham Worldwide Corp.	36,587	736,862
Wynn Resorts Ltd.	14,100	1,075,407
Yum! Brands, Inc.	95,433	3,725,704

		31,493,569

Household Durables 0.4%
D.R. Horton, Inc.	56,458	554,982
Fortune Brands, Inc.	30,726	1,203,845
Harman International Industries, Inc.*	13,932	416,427
Leggett & Platt, Inc.	30,263	607,076
Lennar Corp., Class A	32,930	458,056
Newell Rubbermaid, Inc.	56,795	831,479
Pulte Group, Inc.*	64,503	534,085
Stanley Black & Decker, Inc.	32,504	1,642,102
Whirlpool Corp.	15,228	1,337,323

		7,585,375

Household Products 2.6%
Clorox Co.	28,557	1,775,103
Colgate-Palmolive Co.	99,774	7,858,200
Kimberly-Clark Corp.	84,636	5,131,481
Procter & Gamble Co. (The)	585,865	35,140,183

		49,904,967

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	136,248	1,258,931
Constellation Energy Group, Inc.	40,976	1,321,476
NRG Energy, Inc.*	53,580	1,136,432

		3,716,839

Industrial Conglomerates 2.3%
3M Co.	144,973	11,451,417
General Electric Co.	2,171,497	31,312,987
Textron, Inc.	55,430	940,647

		43,705,051

Information Technology Services 3.1%
Automatic Data Processing, Inc.	102,655	4,132,890
Cognizant Technology Solutions Corp., Class A*	60,780	3,042,647
Computer Sciences Corp.	31,147	1,409,402
Fidelity National Information Services, Inc.	67,077	1,799,005
Fiserv, Inc.*	31,039	1,417,241
International Business Machines Corp.	260,871	32,212,351
MasterCard, Inc., Class A	19,647	3,920,166
Paychex, Inc.	65,454	1,699,840
SAIC, Inc.*	59,900	1,002,726
Total System Services, Inc.	39,674	539,566
Visa, Inc., Class A	91,978	6,507,444
Western Union Co. (The)	138,980	2,072,192

		59,755,470

Insurance 4.0%
Aflac, Inc.	95,402	4,070,803
Allstate Corp. (The)	109,146	3,135,765
American International Group, Inc.*(a)	27,538	948,409
Aon Corp.	54,628	2,027,791
Assurant, Inc.	22,749	789,390
Berkshire Hathaway, Inc., Class B*	336,666	26,828,914
Chubb Corp.	66,832	3,342,268
Cincinnati Financial Corp.	33,290	861,212
Genworth Financial, Inc., Class A*	99,656	1,302,504
Hartford Financial Services Group, Inc.	90,322	1,998,826
Lincoln National Corp.	61,416	1,491,795
Loews Corp.	72,222	2,405,715
Marsh & McLennan Cos., Inc.	109,797	2,475,922
MetLife, Inc.	166,745	6,296,291
Principal Financial Group, Inc.	65,223	1,528,827
Progressive Corp. (The)	136,647	2,558,032
Prudential Financial, Inc.	94,705	5,081,870
Torchmark Corp.	16,891	836,274
Travelers Cos., Inc. (The)	100,768	4,962,824
Unum Group	67,907	1,473,582
XL Capital Ltd., Class A	70,036	1,121,276

		75,538,290

Internet & Catalog Retail 0.5%
Amazon.com, Inc.*	69,756	7,621,540
Expedia, Inc.	43,100	809,418
Priceline.com, Inc.*	9,616	1,697,609

		10,128,567

Internet Software & Services 1.7%
Akamai Technologies, Inc.*	35,011	1,420,396
eBay, Inc.*	230,993	4,529,773
Google, Inc., Class A*	49,227	21,903,554
Monster Worldwide, Inc.*	25,788	300,430
VeriSign, Inc.*	37,426	993,660
Yahoo!, Inc.*	242,060	3,347,690

		32,495,503

Leisure Equipment & Products 0.2%
Eastman Kodak Co.*	55,518	240,948
Hasbro, Inc.	26,464	1,087,670
Mattel, Inc.	73,980	1,565,417

		2,894,035

Life Sciences Tools & Services 0.5%
Life Technologies Corp.*	37,010	1,748,722
Millipore Corp.*	11,424	1,218,370

8 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Life Sciences Tools & Services (continued)

PerkinElmer, Inc.	23,872	$493,434
Thermo Fisher Scientific, Inc.*	83,263	4,084,050
Waters Corp.*	19,078	1,234,347

		8,778,923

Machinery 1.7%
Caterpillar, Inc.	127,593	7,664,512
Cummins, Inc.	40,970	2,668,376
Danaher Corp.	106,816	3,965,010
Deere & Co.	86,209	4,800,117
Dover Corp.	37,896	1,583,674
Eaton Corp.	33,999	2,224,895
Flowserve Corp.	11,400	966,720
Illinois Tool Works, Inc.	78,669	3,247,456
PACCAR, Inc.	74,092	2,954,048
Pall Corp.	23,947	823,058
Parker Hannifin Corp.	32,675	1,812,155
Snap-on, Inc.	11,856	485,029

		33,195,050

Media 3.1%
CBS Corp. Non-Voting, Class B	137,741	1,780,991
Comcast Corp., Class A	574,008	9,970,519
DIRECTV Group, Inc. (The), Class A*	184,879	6,271,096
Discovery Communications, Inc., Class A*	57,719	2,061,145
Gannett Co., Inc.	48,318	650,360
Interpublic Group of Cos., Inc. (The)*	99,281	707,874
McGraw-Hill Cos., Inc. (The)	64,124	1,804,449
Meredith Corp.	7,537	234,627
New York Times Co. (The), Class A*	23,563	203,820
News Corp., Class A	458,080	5,478,637
Omnicom Group Inc.	63,185	2,167,246
Scripps Networks Interactive, Inc., Class A	18,122	731,041
Time Warner Cable, Inc.	71,887	3,743,875
Time Warner, Inc.	231,855	6,702,928
Viacom, Inc., Class B	123,504	3,874,320
Walt Disney Co. (The)	398,229	12,544,214
Washington Post Co. (The), Class B	1,220	500,786

		59,427,928

Metals & Mining 1.1%
AK Steel Holding Corp.	22,446	267,556
Alcoa, Inc.	207,083	2,083,255
Allegheny Technologies, Inc.	20,025	884,905
Cliffs Natural Resources Inc.	27,428	1,293,504
Freeport-McMoRan Copper & Gold, Inc.	95,859	5,668,143
Newmont Mining Corp.	99,812	6,162,393
Nucor Corp.	64,078	2,452,906
Titanium Metals Corp.*	17,200	302,548
United States Steel Corp.	29,016	1,118,567

		20,233,777

Multiline Retail 0.9%
Big Lots, Inc.*	17,048	547,070
Family Dollar Stores, Inc.	28,141	1,060,634
J.C. Penney Co., Inc.	48,259	1,036,603
Kohl’s Corp.*	62,558	2,971,505
Macy’s, Inc.	85,619	1,532,580
Nordstrom, Inc.	33,583	1,081,037
Sears Holdings Corp.* (a)	9,972	644,690
Target Corp.	149,822	7,366,748

		16,240,867

Multi-Utilities 1.4%
Ameren Corp.	48,220	1,146,189
CenterPoint Energy, Inc.	84,193	1,107,980
CMS Energy Corp.	46,855	686,426
Consolidated Edison, Inc.	57,217	2,466,053
Dominion Resources, Inc.	122,004	4,726,435
DTE Energy Co.	34,112	1,555,848
Integrys Energy Group, Inc.	15,565	680,813
NiSource, Inc.	56,419	818,076
PG&E Corp.	75,538	3,104,612
Public Service Enterprise Group, Inc.	102,915	3,224,327
SCANA Corp.	22,988	822,051
Sempra Energy	50,191	2,348,437
TECO Energy, Inc.	43,604	657,112
Wisconsin Energy Corp.	23,838	1,209,540
Xcel Energy, Inc.	92,961	1,915,926

		26,469,825

Office Electronics 0.1%
Xerox Corp.	279,785	2,249,471

Oil, Gas & Consumable Fuels 8.9%
Anadarko Petroleum Corp.	100,481	3,626,359
Apache Corp.	68,538	5,770,214
Cabot Oil & Gas Corp.	21,185	663,514
Chesapeake Energy Corp.	132,573	2,777,404
Chevron Corp.	408,528	27,722,710
ConocoPhillips	302,641	14,856,647
CONSOL Energy, Inc.	45,737	1,544,081
Denbury Resources, Inc.*	80,616	1,180,218
Devon Energy Corp.	90,760	5,529,099
El Paso Corp.	142,535	1,583,564
EOG Resources, Inc.	51,440	5,060,153
Exxon Mobil Corp.	1,039,915	59,347,958
Hess Corp.	59,248	2,982,544
Marathon Oil Corp.	144,244	4,484,546
Massey Energy Co.	20,725	566,829
Murphy Oil Corp.	38,840	1,924,522
Noble Energy, Inc.	35,500	2,141,715

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)

Occidental Petroleum Corp.	165,140	$12,740,551
Peabody Energy Corp.	54,802	2,144,402
Pioneer Natural Resources Co.	23,600	1,403,020
Range Resources Corp.	32,291	1,296,484
Southwestern Energy Co.*	70,407	2,720,527
Spectra Energy Corp.	131,749	2,644,202
Sunoco, Inc.	24,318	845,537
Tesoro Corp.	28,936	337,683
Valero Energy Corp.	114,855	2,065,093
Williams Cos., Inc. (The)	118,778	2,171,262

		170,130,838

Paper & Forest Products 0.2%
International Paper Co.	88,571	2,004,362
MeadWestvaco Corp.	35,024	777,533
Weyerhaeuser Co.	42,965	1,512,368

		4,294,263

Personal Products 0.2%
Avon Products, Inc.	87,002	2,305,553
Estee Lauder Cos., Inc. (The), Class A	24,223	1,349,948

		3,655,501

Pharmaceuticals 6.1%
Abbott Laboratories (b)	314,011	14,689,435
Allergan, Inc.	62,541	3,643,639
Bristol-Myers Squibb Co.	349,562	8,718,076
Eli Lilly & Co.	206,263	6,909,810
Forest Laboratories, Inc.*	61,728	1,693,199
Johnson & Johnson	560,960	33,130,298
King Pharmaceuticals, Inc.*	51,405	390,164
Merck & Co., Inc.	634,155	22,176,400
Mylan, Inc.* (a)	62,547	1,065,801
Pfizer, Inc.	1,640,450	23,392,817
Watson Pharmaceuticals, Inc.*	21,744	882,154

		116,691,793

Professional Services 0.1%
Dun & Bradstreet Corp.	10,423	699,592
Equifax, Inc.	25,824	724,621
Robert Half International, Inc.	30,383	715,520

		2,139,733

Real Estate Investment Trusts (REITs) 1.3%
Apartment Investment & Management Co., Class A	24,018	465,229
AvalonBay Communities, Inc.	16,813	1,569,830
Boston Properties, Inc.	28,282	2,017,638
Equity Residential	57,404	2,390,302
HCP, Inc.	59,678	1,924,615
Health Care REIT, Inc.	25,200	1,061,424
Host Hotels & Resorts, Inc.	133,435	1,798,704
Kimco Realty Corp.	82,040	1,102,618
Plum Creek Timber Co., Inc.	33,289	1,149,469
ProLogis	96,347	975,995
Public Storage	27,611	2,427,283
Simon Property Group, Inc.	59,462	4,801,556
Ventas, Inc.	32,000	1,502,400
Vornado Realty Trust	32,047	2,337,829

		25,524,892

Real Estate Management & Development 0.0% †
CB Richard Ellis Group, Inc., Class A*	54,538	742,262

Road & Rail 0.8%
CSX Corp.	79,318	3,936,552
Norfolk Southern Corp.	75,089	3,983,472
Ryder System, Inc.	10,961	440,961
Union Pacific Corp.	102,867	7,150,285

		15,511,270

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc.*	115,262	843,718
Altera Corp.	61,093	1,515,717
Analog Devices, Inc.	60,386	1,682,354
Applied Materials, Inc.	272,832	3,279,441
Broadcom Corp., Class A	87,722	2,892,194
First Solar, Inc.* (a)	9,900	1,126,917
Intel Corp.	1,131,565	22,008,939
KLA-Tencor Corp.	34,961	974,713
Linear Technology Corp.	45,570	1,267,302
LSI Corp.*	133,548	614,321
MEMC Electronic Materials, Inc.*	46,258	457,029
Microchip Technology, Inc. (a)	37,600	1,043,024
Micron Technology, Inc.*	173,772	1,475,324
National Semiconductor Corp.	47,944	645,326
Novellus Systems, Inc.*	19,849	503,371
NVIDIA Corp.*	115,797	1,182,287
Teradyne, Inc.*	35,663	347,714
Texas Instruments, Inc.	248,640	5,788,339
Xilinx, Inc.	56,217	1,420,042

		49,068,072

Software 3.7%
Adobe Systems, Inc.*	106,917	2,825,816
Autodesk, Inc.*	46,646	1,136,297
BMC Software, Inc.*	37,222	1,288,998
CA, Inc.	80,516	1,481,494
Citrix Systems, Inc.*	37,710	1,592,493
Compuware Corp.*	46,775	373,265
Electronic Arts, Inc.*	66,573	958,651
Intuit, Inc.*	63,893	2,221,560
McAfee, Inc.*	32,300	992,256
Microsoft Corp.	1,550,806	35,684,046
Novell, Inc.*	69,754	396,203
Oracle Corp.	796,107	17,084,456
Red Hat, Inc.*	38,400	1,111,296

10 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Software (continued)

Salesforce.com, Inc.*	22,943	$1,968,968
Symantec Corp.*	164,089	2,277,555

		71,393,354

Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A	18,031	553,371
AutoNation, Inc.* (a)	18,397	358,741
AutoZone, Inc.*	6,057	1,170,334
Bed Bath & Beyond, Inc.*	53,325	1,977,291
Best Buy Co., Inc.	70,192	2,376,701
CarMax, Inc.*	45,369	902,843
GameStop Corp., Class A*	31,257	587,319
Gap, Inc. (The)	91,323	1,777,146
Home Depot, Inc.	341,838	9,595,393
Limited Brands, Inc.	54,711	1,207,472
Lowe’s Cos., Inc.	290,745	5,937,013
Office Depot, Inc.*	57,472	232,187
O’Reilly Automotive, Inc.*	28,100	1,336,436
RadioShack Corp.	25,632	500,080
Ross Stores, Inc.	24,803	1,321,752
Staples, Inc.	148,105	2,821,400
Tiffany & Co.	25,707	974,552
TJX Cos., Inc.	82,996	3,481,682
Urban Outfitters, Inc.*	26,561	913,433

		38,025,146

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	62,068	2,268,585
NIKE, Inc., Class B	79,276	5,355,094
Polo Ralph Lauren Corp.	13,380	976,205
VF Corp.	18,001	1,281,311

		9,881,195

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	96,676	1,183,314
People’s United Financial, Inc.	75,747	1,022,585

		2,205,899

Tobacco 1.6%
Altria Group, Inc.	423,340	8,483,734
Lorillard, Inc.	31,509	2,268,018
Philip Morris International, Inc.	376,731	17,269,349
Reynolds American, Inc.	34,342	1,789,905

		29,811,006

Trading Companies & Distributors 0.1%
Fastenal Co.	26,745	1,342,331
W.W. Grainger, Inc.	12,551	1,248,197

		2,590,528

Wireless Telecommunication Services 0.4%
American Tower Corp., Class A*	81,863	3,642,903
MetroPCS Communications, Inc.*	53,322	436,707
Sprint Nextel Corp.*	605,757	2,568,410

		6,648,020

Total Common Stocks (cost $2,426,049,558)		1,896,523,805

Mutual Fund 0.6%
Money Market Fund 0.6%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (c)	11,269,257	11,269,257

Total Mutual Fund (cost $11,269,257)		11,269,257

Repurchase Agreement 0.4%

	Principal Amount	Market Value

Morgan Stanley, 0.03%, dated 06/30/10, due 07/01/10, repurchase price $8,425,071, collateralized by U.S. Government Agency Mortgages 4.00%-8.50%, maturing 03/01/15-06/01/40; total market value of $8,593,867. (d)	$8,425,064	8,425,064

Total Repurchase Agreement (cost $8,425,064)		8,425,064

Total Investments (cost $2,445,743,879) (e) — 100.4%		1,916,218,126

Liabilities in excess of other assets — (0.4%)		(7,804,846)

NET ASSETS — 100.0%		$1,908,413,280

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $8,177,847.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of June 30, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of June 30, 2010 was $8,425,064.

2010 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT S&P 500 Index Fund (Continued)

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

REIT	Real Estate Investment Trust

At June 30, 2010, the Fund’s open futures contracts were as follows (Note 2):

			Notional Value
Number of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Depreciation

267	E-Mini S&P 500	09/17/10	$13,705,110	$(741,844)

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT S&P 500
Index Fund

Assets:
Investments, at value* (cost $2,437,318,815)	$1,907,793,062
Repurchase agreement, at value and cost	8,425,064

Total Investments	1,916,218,126

Dividends receivable	2,594,936
Security lending income receivable	10,900
Receivable for capital shares issued	1,672,109
Prepaid expenses and other assets	20,829

Total Assets	1,920,516,900

Liabilities:
Payable for capital shares redeemed	3,060,980
Payable for variation margin on futures contracts	109,344
Cash overdraft (Note 2)	185
Payable upon return of securities loaned (Note 2)	8,425,064
Accrued expenses and other payables:
Investment advisory fees	203,492
Fund administration fees	50,847
Administrative servicing fees	22,473
Accounting and transfer agent fees	12,187
Trustee fees	677
Custodian fees	11,834
Compliance program costs (Note 3)	11,259
Professional fees	65,869
Printing fees	30,525
Other	98,884

Total Liabilities	12,103,620

Net Assets	$1,908,413,280

Represented by:
Capital	$2,621,015,272
Accumulated undistributed net investment income	1,988,833
Accumulated net realized losses from investment and futures transactions	(184,323,228)
Net unrealized appreciation/(depreciation) from investments	(529,525,753)
Net unrealized appreciation/(depreciation) from futures (Note 2)	(741,844)

Net Assets	$1,908,413,280

Net Assets:
Class IV Shares	$138,123,294
Class Y Shares	1,770,289,986

Total	$1,908,413,280

*	Includes value of securities on loan of $8,177,847 (Note 2).

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Statement of Assets and Liabilities (Continued)

NVIT S&P 500
Index Fund

Shares Outstanding (unlimited number of shares authorized):
Class IV Shares	19,276,506
Class Y Shares	247,183,029

Total	266,459,535

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class IV Shares	$7.17
Class Y Shares	$7.16

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT S&P 500
Index Fund

INVESTMENT INCOME:
Dividend income	$20,460,727
Income from securities lending (Note 2)	67,498

Total Income	20,528,225

EXPENSES:
Investment advisory fees	1,321,676
Fund administration fees	357,812
Administrative servicing fees Class IV Shares	77,303
Professional fees	100,195
Printing fees	16,288
Trustee fees	37,524
Custodian fees	41,566
Accounting and transfer agent fees	15,594
Compliance program costs (Note 3)	4,477
Recoupment fees (Note 3)	24,924
Other	116,828

Total expenses before earnings credit and expenses waived	2,114,187
Earnings credit (Note 4)	(103)
Expenses voluntarily waived by adviser (Note 3)	(22,810)

Net Expenses	2,091,274

NET INVESTMENT INCOME	18,436,951

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(14,268,530)
Net realized gains from futures transactions (Note 2)	936,990

Net realized losses from investment and futures transactions	(13,331,540)

Net change in unrealized appreciation/(depreciation) from investments	(141,338,862)
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(907,048)

Net change in unrealized appreciation/(depreciation) from investments and futures	(142,245,910)

Net realized/unrealized losses from investments and futures transactions	(155,577,450)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(137,140,499)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 15

Statements of Changes in Net Assets

	NVIT S&P 500 Index Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$18,436,951	$43,891,500
Net realized losses from investment and futures transactions	(13,331,540)	(45,991,905)
Net change in unrealized appreciation/(depreciation) from investments and futures	(142,245,910)	469,597,582

Change in net assets resulting from operations	(137,140,499)	467,497,177

Distributions to Shareholders From:
Net investment income:
Class IV	(1,259,533)	(3,231,439)
Class Y	(16,828,738)	(40,401,997)

Change in net assets from shareholder distributions	(18,088,271)	(43,633,436)

Change in net assets from capital transactions	(17,825,590)	35,314,520

Change in net assets	(173,054,360)	459,178,261

Net Assets:
Beginning of period	2,081,467,640	1,622,289,379

End of period	$1,908,413,280	$2,081,467,640

Accumulated undistributed net investment income at end of period	$1,988,833	$1,640,153

CAPITAL TRANSACTIONS:
Class IV Shares
Proceeds from shares issued	$2,846,215	$5,549,979
Dividends reinvested	1,259,533	3,231,439
Cost of shares redeemed	(14,041,225)	(25,058,742)

Total Class IV	(9,935,477)	(16,277,324)

Class Y Shares
Proceeds from shares issued	68,661,307	289,406,168
Dividends reinvested	16,828,738	40,401,997
Cost of shares redeemed	(93,380,158)	(278,216,321)

Total Class Y	(7,890,113)	51,591,844

Change in net assets from capital transactions	$(17,825,590)	$35,314,520

SHARE TRANSACTIONS:
Class IV Shares
Issued	362,345	856,533
Reinvested	158,838	485,489
Redeemed	(1,795,325)	(3,808,759)

Total Class IV Shares	(1,274,142)	(2,466,737)

Class Y Shares
Issued	8,789,990	46,731,658
Reinvested	2,125,795	6,041,800
Redeemed	(11,952,939)	(39,943,833)

Total Class Y Shares	(1,037,154)	12,829,625

Total change in shares	(2,311,296)	10,362,888

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT S&P 500 Index Fund

		Operations			Distributions				Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized							Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)		Turnover (d)

Class IV Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$7.75	0.07	(0.59)	(0.52)	(0.06)	(0.06)	$7.17	(6.73%)	$138,123,294	0.29%	1.68%	0.30%		2.39%
Year Ended December 31, 2009 (e)	$6.28	0.15	1.47	1.62	(0.15)	(0.15)	$7.75	26.22%	$159,219,298	0.33%	2.30%	0.33%		11.47%
Year Ended December 31, 2008	$10.22	0.17	(3.95)	(3.78)	(0.16)	(0.16)	$6.28	(37.29%)	$144,568,725	0.34%	1.99%	0	.34%(f)	5.47%
Year Ended December 31, 2007	$9.88	0.19	0.32	0.51	(0.17)	(0.17)	$10.22	5.11%	$255,677,256	0.32%	1.77%	0	.32%(f)	4.93%
Year Ended December 31, 2006	$8.71	0.17	1.15	1.32	(0.15)	(0.15)	$9.88	15.32%	$270,585,372	0.31%	1.80%	0.38%		5.40%
Year Ended December 31, 2005	$8.45	0.14	0.26	0.40	(0.14)	(0.14)	$8.71	4.75%	$265,571,021	0.28%	1.58%	0.47%		4.29%

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$7.74	0.07	(0.58)	(0.51)	(0.07)	(0.07)	$7.16	(6.69%)	$1,770,289,986	0.19%	1.78%	0.20%		2.39%
Year Ended December 31, 2009 (e)	$6.28	0.16	1.46	1.62	(0.16)	(0.16)	$7.74	26.19%	$1,922,248,342	0.22%	2.40%	0.22%		11.47%
Year Ended December 31, 2008	$10.21	0.18	(3.94)	(3.76)	(0.17)	(0.17)	$6.28	(37.15%)	$1,477,720,654	0.22%	2.12%	0	.22%(f)	5.47%
Year Ended December 31, 2007	$9.88	0.18	0.33	0.51	(0.18)	(0.18)	$10.21	5.13%	$2,217,327,968	0.20%	1.87%	0	.20%(f)	4.93%
Period Ended December 31, 2006 (g)	$9.15	0.13	0.72	0.85	(0.12)	(0.12)	$9.88	9.42%	$282,751,481	0.23%	1.99%	0.23%		5.40%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	There were no fee reductions during the period.
(g)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 17

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT S&P 500 Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) or other insurance companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

18 Semiannual Report 2010

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:

Common Stocks	$1,896,523,805	$—	$—	$1,896,523,805

Mutual Fund	11,269,257	—	—	11,269,257

Repurchase Agreement	—	8,425,064	—	8,425,064

Total Assets	1,907,793,062	8,425,064	—	1,916,218,126

Liabilities:

Futures Contract	(741,844)	—	—	(741,844)

Total Liabilities	(741,844)	—	—	(741,844)

Total	$1,907,051,218	$8,425,064	$—	$1,915,476,282

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $185 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 4.

(c)	Futures Contracts

The Fund is subject to equity price risk, credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. The Fund may also enter into futures contracts for non-hedging purposes. If the Fund does so, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the value of the Fund’s net assets after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed-delivery of securities or currencies at a specific future date and at a specific price or currency amount. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

20 Semiannual Report 2010

Fair Values of Derivative Instruments as of June 30, 2010

Derivatives not accounted for as hedging instruments

	Statement of Assets & Liabilities Location	Fair Value

Liabilities:

Futures — Equity contracts*	Net Assets — Unrealized depreciation from futures contracts	$(741,844)

Total		$(741,844)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Futures — Equity contracts	$936,990

Total	$936,990

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Futures — Equity contracts	$(907,048)

Total	$(907,048)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

(d)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$8,177,847	$8,425,064

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the

22 Semiannual Report 2010

technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1.5 billion	0.13%

$1.5 billion up to $3 billion	0.12%

$3 billion and more	0.11%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $95,683 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.23% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement.

2010 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Fiscal Year	Fiscal Year	Fiscal Year	Six Months Ended
2007 Amount	2008 Amount	2009 Amount	June 30, 2010	Total

$—	$—	$49,888	$—	$49,888

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $24,924.

In addition, NFA voluntarily agreed to waive from its Investment Advisory Fee an amount equal to $22,810 for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT

24 Semiannual Report 2010

Cardinal Capital Appreciation, NVIT Cardinal Conservative NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2010, NFS received $77,303 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $4,477.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $48,905,682 and sales of $53,308,986 (excluding short-term securities).

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered

2010 Semiannual Report 25

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$2,478,202,672	$82,577,576	$(652,987,186)	$(570,409,610)

8. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

26 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 27

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT S&P 500 Index Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and BlackRock Investment Management, LLC, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that, for the one-year period ended September 30, 2009, the Fund’s performance for Class Y shares was in the first quintile of its Peer Group, and that, for the three-year period ended September 30, 2009, the Fund’s performance for Class Y shares was in the third quintile of its Peer Group. The Trustees noted that for each period, the Fund’s Class Y shares slightly underperformed its benchmark, the S&P 500® Index. The Trustees noted that this was to be expected given that the Index, unlike the Fund, does not have expenses. The Trustees then noted that the Fund’s performance for the three-year period ended September 30, 2009 was only three basis points below the performance of its index, the S&P 500® Index, and that the Fund had therefore achieved its objective of tracking the performance of the S&P 500® Index.

The Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class Y shares were in the second quintile of its Peer Group. The Trustees also noted that the Fund’s total expenses for Class Y shares were in the first quintile of its Peer Group. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. With respect to economies of scale, the Trustees noted that the advisory fee schedule includes breakpoints, and that the first breakpoint has been reached.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

28 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 29

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

30 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 31

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

32 Semiannual Report 2010

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NVIT Small Cap Index Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

28	Statement of Assets and Liabilities

29	Statement of Operations

30	Statements of Changes in Net Assets

31	Financial Highlights

32	Notes to Financial Statements

42	Supplemental Information

44	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-SCX (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Small Cap Index Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Small Cap Index Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class Y Shares	Actual		1,000.00	979.70	1.33	0.27
	Hypothetical	[b]	1,000.00	1,023.46	1.35	0.27

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Small Cap Index Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	98.1%
Repurchase Agreements	7.8%
Mutual Fund	1.8%
Warrant ‡	0.0%
Liabilities in excess of other assets	(7	.7)%

	100.0%

Top Industries †

Real Estate Investment Trusts (REITs)	6.6%
Commercial Banks	5.8%
Software	3.9%
Health Care Equipment & Supplies	3.6%
Semiconductors & Semiconductor Equipment	3.3%
Health Care Providers & Services	3.3%
Oil, Gas & Consumable Fuels	3.2%
Specialty Retail	3.0%
Biotechnology	3.0%
Insurance	2.7%
Other Industries *	61.6%

100.0%

Top Holdings †

Invesco Liquid Assets Portfolio — Institutional Class	1.7%
Salix Pharmaceuticals Ltd.	0.2%
MFA Financial, Inc.	0.2%
Jack Henry & Associates, Inc.	0.2%
TIBCO Software, Inc.	0.2%
Highwoods Properties, Inc.	0.2%
Rock-Tenn Co., Class A	0.2%
Nordson Corp.	0.2%
ev3, Inc.	0.2%
Psychiatric Solutions, Inc.	0.2%
Other Holdings *	96.5%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 98.1%

	Shares	Market Value

Aerospace & Defense 1.8%
AAR Corp.*	11,221	$187,840
Aerovironment, Inc.*	4,822	104,782
American Science & Engineering, Inc.	2,621	199,746
Applied Energetics, Inc.*	23,701	24,412
Applied Signal Technology, Inc.	4,040	79,386
Argon ST, Inc.*	3,870	132,702
Astronics Corp.*	2,867	46,904
Ceradyne, Inc.*	7,367	157,433
Cubic Corp.	4,545	165,347
Curtiss-Wright Corp.	13,058	379,204
DigitalGlobe, Inc.*	7,925	208,428
Ducommun, Inc.	3,190	54,549
DynCorp International, Inc., Class A*	4,528	79,331
Esterline Technologies Corp.*	8,616	408,829
GenCorp, Inc.*	17,030	74,591
GeoEye, Inc.*	6,609	205,804
HEICO Corp. (a)	8,505	305,500
Herley Industries, Inc.*	4,182	59,635
Hexcel Corp.*	28,130	436,296
Kratos Defense & Security Solutions, Inc.*	4,810	50,505
Ladish Co., Inc.*	4,601	104,535
LMI Aerospace, Inc.*	2,600	41,002
Moog, Inc., Class A*	13,146	423,696
Orbital Sciences Corp.*	16,598	261,751
Stanley, Inc.*	4,098	153,183
Taser International, Inc.* (a)	18,256	71,198
Teledyne Technologies, Inc.*	10,433	402,505
Triumph Group, Inc.	4,814	320,757

		5,139,851

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	16,146	76,855
Atlas Air Worldwide Holdings, Inc.*	7,541	358,198
Dynamex, Inc.*	3,248	39,626
Forward Air Corp.	8,521	232,197
HUB Group, Inc., Class A*	10,924	327,829
Pacer International, Inc.*	10,591	74,031
Park-Ohio Holdings Corp.*	2,465	35,471

		1,144,207

Airlines 0.7%
AirTran Holdings, Inc.*	39,409	191,134
Alaska Air Group, Inc.*	10,391	467,075
Allegiant Travel Co. (a)	4,427	188,989
Hawaiian Holdings, Inc.*	15,384	79,535
JetBlue Airways Corp.*	71,071	390,180
Pinnacle Airlines Corp.*	6,001	32,645
Republic Airways Holdings, Inc.*	10,440	63,788
SkyWest, Inc.	16,262	198,722
US Airways Group, Inc.*	47,067	405,247

		2,017,315

Auto Components 0.7%
American Axle & Manufacturing Holdings, Inc.*	15,731	115,308
Amerigon, Inc.*	6,500	47,970
Cooper Tire & Rubber Co.	17,647	344,116
Dana Holding Corp.*	40,830	408,300
Dorman Products, Inc.*	3,282	66,723
Drew Industries, Inc.*	5,546	112,029
Exide Technologies*	22,303	115,976
Fuel Systems Solutions, Inc.* (a)	4,145	107,563
Hawk Corp., Class A*	1,600	40,720
Modine Manufacturing Co.*	13,300	102,144
Spartan Motors, Inc.	9,850	41,370
Standard Motor Products, Inc.	5,814	46,919
Stoneridge, Inc.*	4,600	34,914
Superior Industries International, Inc.	6,727	90,411
Tenneco, Inc.*	17,368	365,770

		2,040,233

Automobiles 0.0%†
Winnebago Industries, Inc.*	8,424	83,735

Beverages 0.2%
Boston Beer Co., Inc., Class A*	2,600	175,370
Coca-Cola Bottling Co. Consolidated	1,300	62,296
Heckmann Corp.*	26,394	122,468
MGP Ingredients, Inc.*	3,964	26,282
National Beverage Corp.	3,375	41,445

		427,861

Biotechnology 3.2%
Acorda Therapeutics, Inc.*	11,295	351,387
Affymax, Inc.* (a)	6,191	37,022
Alkermes, Inc.*	27,558	343,097
Allos Therapeutics, Inc.*	23,070	141,419
Alnylam Pharmaceuticals, Inc.*	10,675	160,339
AMAG Pharmaceuticals, Inc.*	6,131	210,600
Arena Pharmaceuticals, Inc.* (a)	29,973	92,017
ARIAD Pharmaceuticals, Inc.*	32,854	92,648
Arqule, Inc.*	12,419	53,402
Array BioPharma, Inc.*	15,900	48,495
AVI BioPharma, Inc.* (a)	33,152	53,375

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Biotechnology (continued)

BioCryst Pharmaceuticals, Inc.* (a)	8,594	$50,791
Biosante Pharmaceuticals, Inc.*	19,858	34,950
Biotime, Inc.*	6,500	40,040
Celera Corp.*	24,006	157,239
Celldex Therapeutics, Inc.* (a)	9,533	43,471
Cepheid, Inc.*	17,346	277,883
Chelsea Therapeutics International Ltd.*	9,763	28,606
Clinical Data, Inc.* (a)	3,248	40,405
Combinatorx, Inc.*	21,066	30,546
Cubist Pharmaceuticals, Inc.*	16,888	347,893
Curis, Inc.* (a)	22,957	31,910
Cytokinetics, Inc.*	14,514	34,398
Cytori Therapeutics, Inc.* (a)	12,422	43,229
CytRx Corp.*	36,545	28,140
Dyax Corp.*	29,203	66,291
Dynavax Technologies Corp.*	21,857	40,654
Emergent Biosolutions, Inc.*	5,503	89,919
Enzon Pharmaceuticals, Inc.*	14,540	154,851
Exact Sciences Corp.*	10,871	47,832
Exelixis, Inc.*	31,926	110,783
Genomic Health, Inc.* (a)	4,167	53,879
Geron Corp.* (a)	28,370	142,417
Halozyme Therapeutics, Inc.*	21,123	148,706
Idenix Pharmaceuticals, Inc.*	10,756	53,780
ImmunoGen, Inc.*	19,829	183,815
Immunomedics, Inc.* (a)	19,494	60,237
Incyte Corp Ltd.*	25,722	284,743
Infinity Pharmaceuticals, Inc.* (a)	4,870	28,782
Inhibitex, Inc.*	15,197	38,752
Inovio Pharmaceuticals, Inc.* (a)	25,651	26,164
InterMune, Inc.*	13,312	124,467
Ironwood Pharmaceuticals, Inc.*	5,996	71,472
Isis Pharmaceuticals, Inc.*	27,459	262,783
Keryx Biopharmaceuticals, Inc.*	15,010	54,937
Lexicon Pharmaceuticals, Inc.*	58,512	74,895
Ligand Pharmaceuticals, Inc., Class B*	36,214	52,872
MannKind Corp.* (a)	18,185	116,202
Martek Biosciences Corp.*	9,633	228,398
Maxygen, Inc.*	9,440	52,203
Medivation, Inc.* (a)	9,962	88,064
Metabolix, Inc.* (a)	7,931	113,493
Micromet, Inc.*	23,741	148,144
Momenta Pharmaceuticals, Inc.*	11,800	144,668
Nabi Biopharmaceuticals*	13,587	73,913
Neuralstem, Inc.*	13,137	32,843
Neurocrine Biosciences, Inc.*	14,482	81,099
NeurogesX, Inc.* (a)	3,575	23,702
Novavax, Inc.* (a)	25,084	54,432
NPS Pharmaceuticals, Inc.*	17,446	112,352
Omeros Corp.* (a)	5,890	43,704
Onyx Pharmaceuticals, Inc.*	18,212	393,197
Opko Health, Inc.* (a)	26,887	60,765
Orexigen Therapeutics, Inc.* (a)	9,704	40,757
Osiris Therapeutics, Inc.* (a)	5,100	29,631
PDL BioPharma, Inc.	34,460	193,665
Peregrine Pharmaceuticals, Inc.*	15,606	33,553
Pharmacyclics, Inc.*	11,367	75,704
Pharmasset, Inc.*	8,685	237,448
Progenics Pharmaceuticals, Inc.* (a)	8,704	47,698
Rigel Pharmaceuticals, Inc.*	15,539	111,881
Sangamo BioSciences, Inc.* (a)	13,634	50,582
Savient Pharmaceuticals, Inc.*	19,726	248,548
SciClone Pharmaceuticals, Inc.* (a)	10,800	28,728
Seattle Genetics, Inc.*	24,412	292,700
SIGA Technologies, Inc.* (a)	9,694	74,644
Spectrum Pharmaceuticals, Inc.* (a)	14,864	58,267
StemCells, Inc.* (a)	37,400	35,156
Targacept, Inc.*	7,006	135,426
Theravance, Inc.*	18,283	229,817
Vanda Pharmaceuticals, Inc.*	8,317	54,975
Vical, Inc.* (a)	17,004	52,712
ZIOPHARM Oncology, Inc.*	14,799	47,061
Zymogenetics, Inc.*	15,779	66,587

		8,859,052

Building Products 0.7%
A.O. Smith Corp.	7,023	338,438
AAON, Inc.	3,679	85,758
American Woodmark Corp.	2,808	48,017
Ameron International Corp.	2,686	162,046
Apogee Enterprises, Inc.	8,300	89,889
Builders FirstSource, Inc.* (a)	14,265	34,236
Gibraltar Industries, Inc.*	8,999	90,890
Griffon Corp.*	13,165	145,605
Insteel Industries, Inc.	5,350	62,167
NCI Building Systems, Inc.*	5,473	45,809
Quanex Building Products Corp.	11,152	192,818
Simpson Manufacturing Co., Inc.	11,406	280,017
Trex Co., Inc.* (a)	4,597	92,354
Universal Forest Products, Inc.	5,615	170,191

		1,838,235

Capital Markets 2.1%
American Capital Ltd.* (a)	98,947	476,924
Apollo Investment Corp.	57,189	533,573

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Capital Markets (continued)

Artio Global Investors, Inc.	8,123	$127,856
BGC Partners, Inc., Class A (a)	16,867	86,190
BlackRock Kelso Capital Corp. (a)	16,610	163,941
Calamos Asset Management, Inc., Class A	5,700	52,896
Capital Southwest Corp. (a)	847	74,460
Cohen & Steers, Inc. (a)	4,976	103,202
Cowen Group, Inc., Class A*	10,850	44,485
Diamond Hill Investment Group, Inc. (a)	700	39,683
Duff & Phelps Corp., Class A	8,078	102,025
Epoch Holding Corp.	4,017	49,289
Evercore Partners, Inc., Class A	4,530	105,775
FBR Capital Markets Corp.*	15,514	51,662
Fifth Street Finance Corp.	13,106	144,559
Financial Engines, Inc.*	3,931	53,462
GAMCO Investors, Inc., Class A	2,005	74,586
GFI Group, Inc.	19,210	107,192
Gladstone Capital Corp.	6,211	67,141
Gladstone Investment Corp. (a)	7,100	41,393
Gleacher & Co., Inc.*	22,603	57,638
Golub Capital BDC, Inc.	2,197	31,681
Harris & Harris Group, Inc.*	9,403	38,458
Hercules Technology Growth Capital, Inc.	10,682	98,381
HFF, Inc., Class A*	5,911	41,791
International Assets Holding Corp.*	3,768	60,288
Investment Technology Group, Inc.*	12,448	199,915
JMP Group, Inc.	4,636	28,697
Kayne Anderson Energy Development Co.	3,000	45,510
KBW, Inc.*	10,270	220,189
Knight Capital Group, Inc., Class A*	27,079	373,419
LaBranche & Co., Inc.*	11,021	47,170
Ladenburg Thalmann Financial Services, Inc.*	27,409	34,261
Main Street Capital Corp. (a)	3,736	55,778
MCG Capital Corp.	22,489	108,622
MF Global Holdings Ltd.*	24,987	142,676
MVC Capital, Inc.	7,100	91,732
NGP Capital Resources Co.	6,600	47,322
Oppenheimer Holdings, Inc., Class A	2,930	70,173
optionsXpress Holdings, Inc.*	12,001	188,896
PennantPark Investment Corp.	9,384	89,617
Penson Worldwide, Inc.* (a)	6,055	34,150
Piper Jaffray Cos.*	4,989	160,745
Prospect Capital Corp. (a)	19,504	188,214
Safeguard Scientifics, Inc.*	6,089	64,300
Sanders Morris Harris Group, Inc.	6,100	33,855
Solar Capital Ltd.	1,592	30,662
Stifel Financial Corp.*	8,890	385,737
SWS Group, Inc.	8,144	77,368
THL Credit, Inc.*	2,682	30,843
Thomas Weisel Partners Group, Inc.*	6,788	39,981
TICC Capital Corp. (a)	8,100	68,040
TradeStation Group, Inc.*	11,805	79,684
Triangle Capital Corp. (a)	3,744	53,240
Virtus Investment Partners, Inc.*	1,605	30,046
Westwood Holdings Group, Inc.	1,700	59,755

		5,909,128

Chemicals 2.1%
A. Schulman, Inc.	9,206	174,546
American Vanguard Corp.	5,900	46,787
Arch Chemicals, Inc.	6,579	202,238
Balchem Corp.	8,282	207,050
Calgon Carbon Corp.*	16,201	214,501
Ferro Corp.*	25,178	185,562
Georgia Gulf Corp.*	9,808	130,839
H.B. Fuller Co.	14,153	268,766
Hawkins, Inc. (a)	2,632	63,379
Innophos Holdings, Inc.	6,293	164,121
KMG Chemicals, Inc.	1,902	27,313
Koppers Holdings, Inc.	6,050	136,004
Kraton Performance Polymers, Inc.*	3,298	61,969
Landec Corp.*	7,800	45,942
LSB Industries, Inc.*	5,066	67,428
Minerals Technologies, Inc.	5,434	258,332
NewMarket Corp.	2,983	260,476
Olin Corp.	22,793	412,325
OM Group, Inc.*	8,961	213,809
Omnova Solutions, Inc.*	13,259	103,553
PolyOne Corp.*	27,138	228,502
Quaker Chemical Corp.	3,300	89,397
Rockwood Holdings, Inc.*	15,196	344,797
Senomyx, Inc.*	11,725	44,438
Sensient Technologies Corp.	14,364	372,459
Solutia, Inc.*	35,351	463,098
Spartech Corp.*	9,100	93,275
Stepan Co.	2,277	155,815
STR Holdings, Inc.* (a)	8,291	155,871
TPC Group, Inc.*	2,460	40,836
W.R. Grace & Co.*	21,157	445,143
Westlake Chemical Corp.	5,707	105,979
Zep, Inc.	6,416	111,895
Zoltek Cos., Inc.* (a)	8,400	71,148

		5,967,593

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Commercial Banks 6.2%
1st Source Corp.	4,565	$77,240
1st United Bancorp, Inc.*	6,774	49,857
Alliance Financial Corp.	1,577	43,841
American National Bankshares, Inc. (a)	2,046	43,764
Ameris Bancorp*	7,174	69,301
Ames National Corp. (a)	2,521	49,260
Arrow Financial Corp.	2,790	64,449
Bancfirst Corp.	2,000	72,980
Banco Latinoamericano de Comercio Exterior SA, Class E	8,300	103,667
Bancorp Rhode Island, Inc.	1,288	33,746
Bancorp, Inc. (The)*	6,899	54,019
Bank of Marin Bancorp (a)	1,674	53,451
Bank of the Ozarks, Inc.	3,796	134,644
Boston Private Financial Holdings, Inc.	20,491	131,757
Bridge Bancorp, Inc. (a)	2,062	50,065
Bryn Mawr Bank Corp. (a)	2,726	45,742
Camden National Corp.	2,300	63,181
Capital City Bank Group, Inc. (a)	3,721	46,066
Cardinal Financial Corp.	8,600	79,464
Cathay General Bancorp	22,944	237,012
Center Financial Corp.*	10,714	55,177
Centerstate Banks, Inc.	6,650	67,099
Chemical Financial Corp.	7,135	155,400
Citizens & Northern Corp. (a)	3,790	40,553
Citizens Republic Bancorp, Inc.*	116,603	99,113
City Holding Co.	4,563	127,216
CNB Financial Corp.	2,995	32,885
CoBiz Financial, Inc.	9,987	65,814
Columbia Banking System, Inc.	11,450	209,077
Community Bank System, Inc.	9,636	212,281
Community Trust Bancorp, Inc.	4,057	101,831
CVB Financial Corp. (a)	26,047	247,446
Danvers Bancorp, Inc.	5,693	82,264
Eagle Bancorp, Inc.* (a)	4,992	58,806
Enterprise Financial Services Corp. (a)	4,750	45,790
Financial Institutions, Inc.	3,372	59,887
First Bancorp, Inc.	2,900	38,077
First Bancorp, North Carolina	4,500	65,205
First Busey Corp. (a)	15,987	72,421
First Commonwealth Financial Corp.	25,349	133,082
First Community Bancshares, Inc.	4,762	69,954
First Financial Bancorp	16,760	250,562
First Financial Bankshares, Inc.	5,961	286,664
First Financial Corp.	3,329	85,921
First Interstate BancSystem, Inc.	3,820	60,089
First Merchants Corp.	7,842	66,500
First Midwest Bancorp, Inc.	21,507	261,525
First of Long Island Corp. (The)	1,874	48,181
First South Bancorp, Inc. (a)	2,794	29,644
FirstMerit Corp.	31,141	533,445
FNB Corp.	33,322	267,576
German American Bancorp, Inc. (a)	3,552	54,346
Glacier Bancorp, Inc.	20,877	306,266
Great Southern Bancorp, Inc. (a)	3,000	60,930
Green Bankshares, Inc.*	3,656	46,687
Hancock Holding Co.	8,358	278,823
Heartland Financial USA, Inc. (a)	4,000	69,120
Heritage Financial Corp.*	2,845	42,590
Home Bancorp, Inc.*	2,791	36,032
Home Bancshares, Inc.	6,466	147,489
Hudson Valley Holding Corp.	3,488	80,643
IBERIABANK Corp.	7,717	397,271
Independent Bank Corp.	6,233	153,830
International Bancshares Corp.	15,437	257,644
Investors Bancorp, Inc.*	13,887	182,197
Lakeland Bancorp, Inc.	6,319	53,838
Lakeland Financial Corp.	4,815	96,204
MainSource Financial Group, Inc.	6,100	43,737
MB Financial, Inc.	15,421	283,592
Merchants Bancshares, Inc. (a)	1,663	36,952
Metro Bancorp, Inc.*	4,116	50,791
MidSouth Bancorp, Inc. (a)	2,500	31,925
MidWestOne Financial Group, Inc.	2,326	36,006
Nara Bancorp, Inc.*	11,300	95,259
National Bankshares, Inc. (a)	2,100	50,883
National Penn Bancshares, Inc.	36,900	221,769
NBT Bancorp, Inc.	10,016	204,527
Northfield Bancorp, Inc.	5,360	69,573
Old National Bancorp	25,220	261,279
OmniAmerican Bancorp, Inc.*	3,872	43,715
Oriental Financial Group, Inc.	9,621	121,802
Orrstown Financial Services, Inc. (a)	2,063	45,654
Pacific Continental Corp. (a)	5,714	54,112
PacWest Bancorp	9,032	165,376
Park National Corp. (a)	3,601	234,209
Peapack Gladstone Financial Corp.	2,795	32,701
Penns Woods Bancorp, Inc. (a)	1,360	41,371
Peoples Bancorp, Inc.	3,305	47,923
Pinnacle Financial Partners, Inc.*	9,900	127,215

8 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Commercial Banks (continued)

PrivateBancorp, Inc.	15,186	$168,261
Prosperity Bancshares, Inc.	13,431	466,727
Renasant Corp. (a)	6,400	91,840
Republic Bancorp, Inc., Class A	2,851	63,862
S&T Bancorp, Inc. (a)	7,240	143,062
Sandy Spring Bancorp, Inc.	7,114	99,667
SCBT Financial Corp.	3,766	132,639
Sierra Bancorp (a)	2,981	34,282
Signature Bank*	11,821	449,316
Simmons First National Corp., Class A	5,047	132,534
Southside Bancshares, Inc.	4,833	94,920
Southwest Bancorp, Inc.	5,756	76,497
State Bancorp, Inc.	5,286	50,217
StellarOne Corp.	6,900	88,113
Sterling Bancorp	7,888	70,992
Sterling Bancshares, Inc.	26,956	126,963
Suffolk Bancorp (a)	2,907	89,943
Susquehanna Bancshares, Inc.	37,816	315,007
SVB Financial Group*	12,076	497,893
SY Bancorp, Inc. (a)	3,550	81,579
Taylor Capital Group, Inc.* (a)	3,002	38,846
Texas Capital Bancshares, Inc.*	10,634	174,398
Tompkins Financial Corp.	2,330	87,957
Tower Bancorp, Inc.	1,809	39,599
TowneBank (a)	7,000	101,640
Trico Bancshares (a)	4,200	71,106
Trustmark Corp.	18,392	382,921
UMB Financial Corp.	9,056	322,031
Umpqua Holdings Corp.	33,366	383,042
Union First Market Bankshares Corp.	5,364	65,763
United Bankshares, Inc. (a)	11,273	269,876
United Community Banks, Inc.*	27,818	109,881
Univest Corp of Pennsylvania	4,974	86,150
Virginia Commerce Bancorp, Inc.* (a)	6,330	39,562
Washington Banking Co. (a)	4,627	59,179
Washington Trust Bancorp, Inc.	4,348	74,090
Webster Financial Corp.	18,994	340,752
WesBanco, Inc.	6,843	115,305
West Bancorp, Inc.*	4,997	34,030
West Coast Bancorp (a)	28,137	71,749
Westamerica Bancorp	8,329	437,439
Western Alliance Bancorp*	17,296	124,012
Whitney Holding Corp.	27,955	258,584
Wilshire Bancorp, Inc. (a)	5,800	50,750
Wintrust Financial Corp.	9,024	300,860

		17,311,108

Commercial Services & Supplies 2.5%
ABM Industries, Inc.	15,146	317,309
ACCO Brands Corp.*	16,299	81,332
American Reprographics Co.*	11,054	96,501
APAC Customer Services, Inc.*	9,763	55,649
ATC Technology Corp.*	5,814	93,722
Bowne & Co., Inc.	11,856	133,024
Brink’s Co. (The)	13,772	262,081
Casella Waste Systems, Inc., Class A*	8,795	33,597
Cenveo, Inc.*	16,383	89,779
Clean Harbors, Inc.*	6,676	443,353
Consolidated Graphics, Inc.*	2,773	119,905
Cornell Cos., Inc.*	3,365	90,418
Courier Corp.	3,466	42,320
Deluxe Corp.	15,015	281,531
EnergySolutions, Inc.	25,863	131,643
EnerNOC, Inc.*	5,794	182,163
Ennis, Inc.	7,800	117,078
Fuel Tech, Inc.* (a)	5,400	34,128
G&K Services, Inc., Class A	5,500	113,575
Geo Group, Inc. (The)*	14,315	297,036
Healthcare Services Group, Inc.	12,901	244,474
Herman Miller, Inc.	16,709	315,299
HNI Corp.	13,232	365,071
Innerworkings, Inc.*	7,451	50,890
Interface, Inc., Class A	14,920	160,241
Kimball International, Inc., Class B	9,700	53,641
Knoll, Inc.	13,888	184,571
M&F Worldwide Corp.*	3,162	85,690
McGrath Rentcorp	7,051	160,622
Metalico, Inc.* (a)	11,212	44,624
Mine Safety Appliances Co.	7,586	187,981
Mobile Mini, Inc.*	10,682	173,903
Multi-Color Corp.	3,525	36,096
Rollins, Inc.	12,383	256,204
Schawk, Inc.	3,426	51,219
Standard Parking Corp.*	4,769	75,493
Steelcase, Inc., Class A	22,662	175,630
SYKES Enterprises, Inc.*	12,096	172,126
Team, Inc.*	5,693	74,294
Tetra Tech, Inc.*	17,912	351,254
United Stationers, Inc.*	7,027	382,761
US Ecology, Inc.	5,531	80,587
Viad Corp.	6,200	109,430
Waste Services, Inc.*	8,100	94,446

		6,902,691

Communications Equipment 2.7%
Acme Packet, Inc.*	12,798	344,010
ADC Telecommunications, Inc.*	28,434	210,696
ADTRAN, Inc.	18,020	491,405
Anaren, Inc.*	4,460	66,632
Arris Group, Inc.*	36,913	376,144
Aruba Networks, Inc.*	21,409	304,864
Aviat Networks, Inc.*	18,071	65,598
Bel Fuse, Inc., Class B	3,100	51,181

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Communications Equipment (continued)

BigBand Networks, Inc.*	15,147	$45,744
Black Box Corp.	5,200	145,028
Blue Coat Systems, Inc.*	12,144	248,102
Comtech Telecommunications Corp.*	8,323	249,107
DG FastChannel, Inc.*	7,329	238,779
Digi International, Inc.*	7,400	61,198
EMS Technologies, Inc.*	4,614	69,302
Emulex Corp.*	23,471	215,464
Extreme Networks*	27,001	72,903
Finisar Corp.*	22,019	328,083
Globecomm Systems, Inc.*	6,710	55,358
Harmonic, Inc.*	28,518	155,138
Hughes Communications, Inc.*	2,974	72,357
Infinera Corp.*	25,870	166,344
InterDigital, Inc.*	12,731	314,328
Ixia*	9,700	83,323
KVH Industries, Inc.* (a)	4,300	53,406
Loral Space & Communications, Inc.*	3,271	139,737
Netgear, Inc.*	10,277	183,342
Network Engines, Inc.*	11,326	30,694
Network Equipment Technologies, Inc.*	9,604	33,518
Oclaro, Inc.* (a)	14,531	161,149
Oplink Communications, Inc.*	6,200	88,846
Palm, Inc.*	49,653	282,526
PC-Tel, Inc.*	6,331	31,908
Plantronics, Inc.	14,042	401,601
Powerwave Technologies, Inc.* (a)	39,900	61,446
Riverbed Technology, Inc.*	18,379	507,628
Seachange International, Inc.*	8,414	69,247
ShoreTel, Inc.*	13,600	63,104
Sonus Networks, Inc.*	62,087	168,256
Sycamore Networks, Inc.	5,795	96,313
Symmetricom, Inc.*	13,404	68,226
Tekelec*	19,881	263,224
UTStarcom, Inc.*	34,300	63,112
ViaSat, Inc.*	9,661	314,562

		7,512,933

Computers & Peripherals 0.9%
3PAR, Inc.* (a)	11,445	106,553
ADPT Corp.*	32,400	93,636
Avid Technology, Inc.*	8,673	110,407
Compellent Technologies, Inc.*	6,840	82,901
Cray, Inc.*	10,729	59,868
Electronics for Imaging, Inc.*	13,244	129,129
Hutchinson Technology, Inc.*	7,458	32,293
Hypercom Corp.*	13,924	64,607
Imation Corp.*	8,966	82,397
Immersion Corp.*	8,500	43,010
Intermec, Inc.*	14,283	146,401
Intevac, Inc.*	6,600	70,422
Isilon Systems, Inc.*	7,913	101,603
Netezza Corp.*	14,928	204,215
Novatel Wireless, Inc.*	9,400	53,956
Presstek, Inc.*	8,565	30,234
Quantum Corp.*	63,309	119,021
Rimage Corp.*	2,932	46,414
Silicon Graphics International Corp.*	9,000	63,720
STEC, Inc.* (a)	11,835	148,648
Stratasys, Inc.*	6,036	148,244
Super Micro Computer, Inc.*	7,251	97,888
Synaptics, Inc.* (a)	9,832	270,380
Xyratex Ltd.*	8,877	125,610

		2,431,557

Construction & Engineering 0.8%
Comfort Systems USA, Inc.	11,300	109,158
Dycom Industries, Inc.*	11,435	97,769
EMCOR Group, Inc.*	19,256	446,162
Furmanite Corp.*	11,100	44,067
Granite Construction, Inc.	10,078	237,639
Great Lakes Dredge & Dock Corp.	17,516	105,096
Insituform Technologies, Inc., Class A*	11,481	235,131
Layne Christensen Co.*	5,799	140,742
MasTec, Inc.*	15,496	145,662
Michael Baker Corp.*	2,300	80,270
MYR Group, Inc.*	5,960	99,472
Northwest Pipe Co.*	2,788	52,972
Orion Marine Group, Inc.*	7,904	112,237
Pike Electric Corp.*	5,000	47,100
Primoris Services Corp. (a)	6,533	41,158
Sterling Construction Co., Inc.*	4,855	62,824
Tutor Perini Corp.*	7,800	128,544

		2,186,003

Construction Materials 0.1%
Headwaters, Inc.*	18,348	52,108
Texas Industries, Inc.	6,048	178,658
United States Lime & Minerals, Inc.*	817	31,471

		262,237

Consumer Finance 0.6%
Advance America Cash Advance Centers, Inc.	16,407	67,761
Cardtronics, Inc.*	8,081	104,730
Cash America International, Inc.	8,617	295,305
Credit Acceptance Corp.*	1,877	91,541
Dollar Financial Corp.*	7,300	144,467
EZCORP, Inc., Class A*	13,500	250,425

10 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Consumer Finance (continued)

First Cash Financial Services, Inc.*	8,878	$193,540
First Marblehead Corp. (The)*	17,605	41,372
Nelnet, Inc., Class A	7,802	150,422
Student Loan Corp. (The)	1,274	30,678
World Acceptance Corp.* (a)	4,800	183,888

		1,554,129

Containers & Packaging 0.5%
AEP Industries, Inc.*	1,445	34,507
Boise, Inc.*	20,495	112,518
Graham Packaging Co., Inc.*	4,916	58,844
Graphic Packaging Holding Co.*	33,215	104,627
Myers Industries, Inc.	10,503	84,969
Rock-Tenn Co., Class A	11,240	558,291
Silgan Holdings, Inc.	15,520	440,458

		1,394,214

Distributors 0.0%†
Audiovox Corp., Class A*	5,600	41,160
Core-Mark Holding Co., Inc.*	3,256	89,214

		130,374

Diversified Consumer Services 1.2%
American Public Education, Inc.*	5,392	235,630
Bridgepoint Education, Inc.*	5,717	90,386
Capella Education Co.*	4,893	398,046
Coinstar, Inc.* (a)	9,215	395,969
Corinthian Colleges, Inc.* (a)	25,492	251,096
CPI Corp.	1,612	36,141
Grand Canyon Education, Inc.*	9,099	213,190
K12, Inc.*	7,380	163,688
Lincoln Educational Services Corp.*	4,817	99,182
Mac-Gray Corp.	3,600	40,104
Matthews International Corp., Class A	8,708	254,970
Pre-Paid Legal Services, Inc.* (a)	2,199	100,033
Regis Corp.	16,662	259,427
Sotheby’s	19,493	445,805
Steiner Leisure Ltd.*	4,397	169,021
Stewart Enterprises, Inc., Class A	23,702	128,228
Universal Technical Institute, Inc.*	6,157	145,551

		3,426,467

Diversified Financial Services 0.5%
Asta Funding, Inc. (a)	3,734	36,855
Compass Diversified Holdings	9,746	130,694
Encore Capital Group, Inc.*	4,172	85,985
Life Partners Holdings, Inc. (a)	2,333	47,733
MarketAxess Holdings, Inc.	8,015	110,527
Marlin Business Services Corp.*	2,742	33,151
Medallion Financial Corp.	5,719	37,745
MSCI, Inc., Class A*	1	27
NewStar Financial, Inc.*	8,653	55,033
PHH Corp.*	15,993	304,507
Pico Holdings, Inc.*	6,587	197,412
Portfolio Recovery Associates, Inc.*	4,965	331,563

		1,371,232

Diversified Telecommunication Services 0.7%
AboveNet, Inc.*	6,542	308,652
Alaska Communications Systems Group, Inc. (a)	13,400	113,766
Atlantic Tele-Network, Inc.	2,753	113,699
Cbeyond, Inc.*	7,902	98,775
Cincinnati Bell, Inc.*	58,631	176,479
Cogent Communications Group, Inc.*	13,400	101,572
Consolidated Communications Holdings, Inc.	7,601	129,293
General Communication, Inc., Class A*	14,324	108,719
Global Crossing Ltd.*	9,120	96,399
Globalstar, Inc.*	22,793	35,101
IDT Corp., Class B*	4,483	57,158
Iridium Communications, Inc.* (a)	10,077	101,173
Neutral Tandem, Inc.*	9,651	108,574
PAETEC Holding Corp.*	37,474	127,786
Premiere Global Services, Inc.*	17,662	111,977
Vonage Holdings Corp.*	31,107	71,546

		1,860,669

Electric Utilities 1.2%
Allete, Inc.	9,020	308,845
Central Vermont Public Service Corp.	3,943	77,835
Cleco Corp.	17,460	461,119
El Paso Electric Co.*	12,761	246,925
Empire District Electric Co. (The)	11,869	222,781
IDACORP, Inc.	13,907	462,686
MGE Energy, Inc.	6,808	245,360
PNM Resources, Inc.	25,495	285,034
Portland General Electric Co.	21,883	401,115
UIL Holdings Corp.	8,841	221,290
Unisource Energy Corp.	10,450	315,381
Unitil Corp.	3,806	79,584

		3,327,955

2010 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Electrical Equipment 1.9%
A123 Systems, Inc.*	21,309	$200,944
Acuity Brands, Inc.	12,610	458,752
Advanced Battery Technologies, Inc.* (a)	17,621	57,797
American Superconductor Corp.* (a)	13,090	349,372
AZZ, Inc.	3,651	134,247
Baldor Electric Co.	13,637	492,023
Belden, Inc.	13,680	300,960
Brady Corp., Class A	14,089	351,098
Broadwind Energy, Inc.* (a)	27,681	77,507
Capstone Turbine Corp.*	72,070	70,629
Encore Wire Corp.	5,529	100,573
Ener1, Inc.* (a)	18,278	61,780
Energy Conversion Devices, Inc.* (a)	13,704	56,186
EnerSys*	14,025	299,714
Evergreen Solar, Inc.* (a)	56,600	38,601
Franklin Electric Co., Inc.	6,835	196,985
FuelCell Energy, Inc.* (a)	22,744	26,838
Generac Holdings, Inc.*	5,732	80,305
GrafTech International Ltd.*	35,014	511,905
GT Solar International, Inc.* (a)	18,275	102,340
II-VI, Inc.*	7,337	217,395
LaBarge, Inc.*	3,913	44,647
LSI Industries, Inc.	6,100	29,768
Microvision, Inc.* (a)	26,339	77,963
Polypore International, Inc.*	6,427	146,150
Powell Industries, Inc.*	2,659	72,697
PowerSecure International, Inc.*	5,581	50,731
Satcon Technology Corp.*	21,928	62,714
UQM Technologies, Inc.*	11,040	37,426
Vicor Corp.*	5,906	73,766
Woodward Governor Co.	17,757	453,336

		5,235,149

Electronic Equipment, Instruments & Components 2.3%
Agilysys, Inc.	5,660	37,865
Anixter International, Inc.*	8,163	347,744
Bell Microproducts, Inc.*	9,800	68,404
Benchmark Electronics, Inc.*	18,389	291,466
Brightpoint, Inc.*	20,707	144,949
Checkpoint Systems, Inc.*	11,533	200,213
Cogent, Inc.*	15,313	137,970
Cognex Corp.	11,625	204,367
Coherent, Inc.*	7,392	253,546
Comverge, Inc.* (a)	7,594	68,042
CPI International, Inc.*	2,331	36,340
CTS Corp.	10,096	93,287
Daktronics, Inc. (a)	10,100	75,750
DDi Corp.	4,200	31,626
DTS, Inc.*	5,100	167,637
Echelon Corp.* (a)	9,800	71,834
Electro Rent Corp.	5,100	65,229
Electro Scientific Industries, Inc.*	8,324	111,209
FARO Technologies, Inc.*	4,818	90,145
Gerber Scientific, Inc.*	7,735	41,382
ICx Technologies, Inc.* (a)	3,800	27,740
Insight Enterprises, Inc.*	13,698	180,266
IPG Photonics Corp.*	7,680	116,966
Keithley Instruments, Inc.	3,506	30,958
L-1 Identity Solutions, Inc.*	22,620	185,258
Littelfuse, Inc.*	6,423	203,031
Maxwell Technologies, Inc.*	7,874	89,764
Measurement Specialties, Inc.*	4,400	60,280
Mercury Computer Systems, Inc.*	7,094	83,213
Methode Electronics, Inc.	11,174	108,835
MTS Systems Corp.	4,800	139,200
Multi-Fineline Electronix, Inc.*	3,019	75,354
Newport Corp.*	10,958	99,279
OSI Systems, Inc.*	4,758	132,130
Park Electrochemical Corp.	6,048	147,632
Plexus Corp.*	11,783	315,077
Power-One, Inc.*	17,174	115,925
RadiSys Corp.*	7,361	70,077
Richardson Electronics Ltd.	4,573	41,157
Rofin-Sinar Technologies, Inc.*	9,338	194,417
Rogers Corp.*	4,642	128,908
Sanmina-SCI Corp.*	23,259	316,555
ScanSource, Inc.*	7,852	195,750
Smart Modular Technologies (WWH), Inc.*	15,597	91,242
Spectrum Control, Inc.*	3,800	53,124
SYNNEX Corp.*	6,572	168,375
Technitrol, Inc.	12,709	40,160
TTM Technologies, Inc.*	23,506	223,307
Universal Display Corp.* (a)	8,800	158,224
X-Rite, Inc.* (a)	10,601	39,118
Zygo Corp.*	5,482	44,459

		6,414,786

Energy Equipment & Services 1.8%
Basic Energy Services, Inc.*	6,900	53,130
Boots & Coots, Inc.*	24,431	72,072
Bristow Group, Inc.*	10,447	307,142
Cal Dive International, Inc.*	27,651	161,758
CARBO Ceramics, Inc.	5,531	399,283
Complete Production Services, Inc.*	22,756	325,411
Dawson Geophysical Co.*	2,400	51,048
Dril-Quip, Inc.*	9,862	434,125
Global Industries Ltd.*	29,625	133,016
Gulf Island Fabrication, Inc.	4,343	67,403

12 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Energy Equipment & Services (continued)

Gulfmark Offshore, Inc., Class A*	6,800	$178,160
Helix Energy Solutions Group, Inc.*	30,412	327,537
Hercules Offshore, Inc.*	34,269	83,274
Hornbeck Offshore Services, Inc.*	6,810	99,426
ION Geophysical Corp.*	36,740	127,855
Key Energy Services, Inc.*	36,629	336,254
Lufkin Industries, Inc.	8,741	340,812
Matrix Service Co.*	7,800	72,618
Natural Gas Services Group, Inc.*	3,679	55,663
Newpark Resources, Inc.*	26,193	158,468
OYO Geospace Corp.*	1,246	60,406
Parker Drilling Co.*	34,297	135,473
PHI, Inc., Non-Voting Shares*	4,103	57,811
Pioneer Drilling Co.*	16,011	90,782
RPC, Inc.	8,505	116,093
Seahawk Drilling, Inc.*	3,495	33,972
Superior Well Services, Inc.* (a)	6,765	113,111
T-3 Energy Services, Inc.*	3,914	109,201
Tesco Corp.*	8,955	109,968
TETRA Technologies, Inc.*	22,102	200,686
Union Drilling, Inc.*	4,849	26,718
Vantage Drilling Co.*	37,935	51,212
Willbros Group, Inc.*	11,815	87,431

		4,977,319

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	5,400	175,986
Arden Group, Inc., Class A	405	35,587
Casey’s General Stores, Inc.	14,848	518,195
Great Atlantic & Pacific Tea Co.* (a)	9,970	38,883
Ingles Markets, Inc., Class A	4,365	65,693
Nash Finch Co.	3,790	129,466
Pantry, Inc. (The)*	6,894	97,274
PriceSmart, Inc.	4,759	110,552
Rite Aid Corp.*	163,822	160,546
Ruddick Corp.	12,771	395,773
Spartan Stores, Inc.	6,897	94,627
United Natural Foods, Inc.*	12,587	376,100
Village Super Market, Inc., Class A	2,095	54,994
Weis Markets, Inc.	3,333	109,689
Winn-Dixie Stores, Inc.*	16,300	157,132

		2,520,497

Food Products 1.4%
American Italian Pasta Co., Class A*	6,362	336,359
B&G Foods, Inc., Class A	14,048	151,438
Calavo Growers, Inc. (a)	3,399	61,046
Cal-Maine Foods, Inc. (a)	4,129	131,839
Chiquita Brands International, Inc.*	13,172	160,040
Darling International, Inc.*	24,111	181,074
Diamond Foods, Inc.	6,364	261,560
Dole Food Company, Inc.* (a)	10,646	111,038
Farmer Bros Co. (a)	2,200	33,198
Fresh Del Monte Produce, Inc.*	11,539	233,549
Hain Celestial Group, Inc. (The)*	11,974	241,516
Imperial Sugar Co. (a)	3,703	37,400
J&J Snack Foods Corp.	4,153	174,841
John B. Sanfilippo & Son, Inc.*	2,745	39,720
Lancaster Colony Corp.	5,597	298,656
Lance, Inc.	7,631	125,835
Limoneira Co.	2,365	51,462
Pilgrim’s Pride Corp.* (a)	14,968	98,340
Sanderson Farms, Inc.	6,587	334,224
Seneca Foods Corp., Class A*	2,362	76,198
Smart Balance, Inc.*	19,000	77,710
Synutra International, Inc.* (a)	5,360	86,671
Tootsie Roll Industries, Inc.	6,893	163,020
TreeHouse Foods, Inc.*	10,094	460,892

		3,927,626

Gas Utilities 1.2%
Chesapeake Utilities Corp.	2,970	93,258
Laclede Group, Inc. (The)	6,630	219,652
New Jersey Resources Corp.	11,867	417,718
Nicor, Inc. (b)	12,933	523,786
Northwest Natural Gas Co.	7,640	332,875
Piedmont Natural Gas Co., Inc.	20,602	521,231
South Jersey Industries, Inc.	8,586	368,855
Southwest Gas Corp.	13,159	388,190
WGL Holdings, Inc.	14,558	495,409

		3,360,974

Health Care Equipment & Supplies 3.9%
Abaxis, Inc.*	6,438	137,966
ABIOMED, Inc.*	9,310	90,121
Accuray, Inc.*	15,021	99,589
AGA Medical Holdings, Inc.* (a)	4,054	51,445
Align Technology, Inc.*	17,252	256,537
Alphatec Holdings, Inc.*	15,111	70,115
American Medical Systems Holdings, Inc.*	21,807	482,371
Analogic Corp.	3,752	170,754
AngioDynamics, Inc.*	7,300	107,675
Antares Pharma, Inc.* (a)	22,010	38,738
Arthrocare Corp.*	7,874	241,338
Atrion Corp.	474	64,014
ATS Medical, Inc.*	15,466	61,400
Cantel Medical Corp.	3,766	62,892

2010 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Health Care Equipment & Supplies (continued)

Cerus Corp.*	12,295	$38,852
Conceptus, Inc.*	9,000	140,220
CONMED Corp.*	8,496	158,281
CryoLife, Inc.*	8,577	46,230
Cutera, Inc.*	4,000	36,840
Cyberonics, Inc.*	8,151	193,016
Cynosure, Inc., Class A*	2,900	31,233
Delcath Systems, Inc.* (a)	10,991	69,683
DexCom, Inc.*	16,982	196,312
DynaVox, Inc., Class A* (a)	2,830	45,308
Endologix, Inc.*	14,608	66,174
ev3, Inc.*	24,193	542,165
Exactech, Inc.*	2,500	42,700
Greatbatch, Inc.*	6,700	149,477
Haemonetics Corp.*	7,181	384,327
Hansen Medical, Inc.* (a)	13,151	28,012
HealthTronics, Inc.*	13,583	65,606
HeartWare International, Inc.*	2,757	193,183
ICU Medical, Inc.*	3,372	108,477
Immucor, Inc.*	20,224	385,267
Insulet Corp.*	11,210	168,711
Integra LifeSciences Holdings Corp.*	6,073	224,701
Invacare Corp.	8,449	175,232
IRIS International, Inc.*	4,876	49,443
Kensey Nash Corp.*	2,278	54,011
MAKO Surgical Corp.* (a)	7,612	94,769
Masimo Corp.	15,100	359,531
Medical Action Industries, Inc.*	4,309	51,665
MELA Sciences, Inc.* (a)	6,900	51,336
Meridian Bioscience, Inc.	11,820	200,940
Merit Medical Systems, Inc.*	8,215	132,015
Micrus Endovascular Corp.*	4,800	99,792
Natus Medical, Inc.*	8,362	136,217
Neogen Corp.*	6,774	176,463
NuVasive, Inc.* (a)	11,392	403,960
NxStage Medical, Inc.*	7,383	109,564
OraSure Technologies, Inc.*	13,900	64,357
Orthofix International NV*	5,157	165,282
Orthovita, Inc.*	19,800	40,194
Palomar Medical Technologies, Inc.*	5,497	61,511
Quidel Corp.*	6,331	80,340
Rochester Medical Corp.*	3,368	31,828
RTI Biologics, Inc.*	16,719	48,987
SenoRx, Inc.*	5,032	55,251
Sirona Dental Systems, Inc.*	9,698	337,878
Solta Medical, Inc.*	18,182	34,546
Somanetics Corp.*	3,522	87,874
SonoSite, Inc.*	4,287	116,221
Spectranetics Corp.*	10,165	52,655
Staar Surgical Co.*	10,570	60,460
Stereotaxis, Inc.* (a)	8,944	29,605
STERIS Corp.	17,099	531,437
SurModics, Inc.* (a)	5,066	83,133
Symmetry Medical, Inc.*	10,500	110,670
Syneron Medical Ltd.*	10,398	106,891
Synovis Life Technologies, Inc.*	3,401	51,967
TomoTherapy, Inc.*	15,072	47,929
Unilife Corp.*	14,264	83,016
Vascular Solutions, Inc.*	5,061	63,263
Volcano Corp.*	14,660	319,881
West Pharmaceutical Services, Inc.	9,545	348,297
Wright Medical Group, Inc.*	11,300	187,693
Young Innovations, Inc.	1,708	48,080
Zoll Medical Corp.*	6,248	169,321

		10,763,235

Health Care Providers & Services 3.6%
Accretive Health, Inc.*	3,387	44,810
Air Methods Corp.*	3,264	97,104
Alliance HealthCare Services, Inc.*	8,119	32,801
Allied Healthcare International, Inc.*	14,520	33,686
Almost Family, Inc.*	2,396	83,692
Amedisys, Inc.* (a)	8,264	363,368
America Service Group, Inc.	2,815	48,418
American Dental Partners, Inc.*	4,957	60,029
AMERIGROUP Corp.*	14,944	485,381
AMN Healthcare Services, Inc.*	9,991	74,733
Amsurg Corp.*	8,887	158,366
Assisted Living Concepts, Inc., Class A*	2,907	86,018
Bio-Reference Labs, Inc.*	6,965	154,414
BioScrip, Inc.*	11,700	61,308
Capital Senior Living Corp.*	8,432	41,907
CardioNet, Inc.*	7,300	40,004
Catalyst Health Solutions, Inc.*	11,000	379,500
Centene Corp.*	14,155	304,333
Chemed Corp.	6,576	359,313
Chindex International, Inc.*	4,158	52,100
Clarient, Inc.*	16,660	51,313
Continucare Corp.*	9,063	30,361
CorVel Corp.*	2,136	72,175
Cross Country Healthcare, Inc.*	9,300	83,607
Emeritus Corp.* (a)	5,913	96,441
Ensign Group, Inc. (The)	4,224	69,780
Five Star Quality Care, Inc.*	9,981	30,143
Genoptix, Inc.*	5,028	86,482
Gentiva Health Services, Inc.*	8,217	221,941
Hanger Orthopedic Group, Inc.*	7,500	134,700
Health Grades, Inc.*	7,881	47,286
HealthSouth Corp.*	27,661	517,537
Healthspring, Inc.*	16,806	260,661
Healthways, Inc.*	9,954	118,652

14 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Health Care Providers & Services (continued)

HMS Holdings Corp.*	7,924	$429,639
inVentiv Health, Inc.*	9,941	254,490
IPC The Hospitalist Co., Inc.*	4,750	119,225
Kindred Healthcare, Inc.*	11,482	147,429
Landauer, Inc.	2,769	168,577
LCA-Vision, Inc.* (a)	5,625	31,163
LHC Group, Inc.*	4,523	125,513
Magellan Health Services, Inc.*	9,511	345,440
Medcath Corp.*	6,261	49,211
Metropolitan Health Networks, Inc.*	11,915	44,443
Molina Healthcare, Inc.*	3,814	109,843
MWI Veterinary Supply, Inc.*	3,672	184,555
National HealthCare Corp.	2,561	88,252
Odyssey HealthCare, Inc.*	9,800	261,856
Owens & Minor, Inc.	18,201	516,544
PharMerica Corp.*	8,944	131,119
Providence Service Corp. (The)*	3,914	54,796
PSS World Medical, Inc.*	16,513	349,250
Psychiatric Solutions, Inc.*	16,548	541,451
RehabCare Group, Inc.*	7,185	156,489
Res-Care, Inc.*	7,500	72,450
Rural/Metro Corp.* (a)	5,756	46,854
Select Medical Holdings Corp.*	14,513	98,398
Skilled Healthcare Group, Inc., Class A*	6,255	42,471
Sun Healthcare Group, Inc.*	13,000	105,040
Sunrise Senior Living, Inc.*	16,563	46,045
Team Health Holdings, Inc.*	4,512	58,295
Triple-S Management Corp., Class B*	6,030	111,857
U.S. Physical Therapy, Inc.*	3,049	51,467
Universal American Corp.*	9,269	133,474
Virtual Radiologic Corp.* (a)	2,225	38,181
WellCare Health Plans, Inc.*	12,307	292,168

		9,988,349

Health Care Technology 0.7%
athenahealth, Inc.* (a)	9,690	253,200
Computer Programs & Systems, Inc.	2,897	118,545
Eclipsys Corp.*	16,763	299,052
MedAssets, Inc.*	12,594	290,670
Medidata Solutions, Inc.*	5,610	86,899
MedQuist, Inc.	3,774	29,852
Merge Healthcare, Inc.*	15,677	45,934
Omnicell, Inc.*	9,639	112,680
Phase Forward, Inc.*	11,842	197,525
Quality Systems, Inc.	5,484	318,017
Transcend Services, Inc.*	2,799	37,786
Vital Images, Inc.*	4,402	56,125

		1,846,285

Hotels, Restaurants & Leisure 2.4%
AFC Enterprises, Inc.*	7,877	71,681
Ambassadors Group, Inc.	5,839	65,922
Ameristar Casinos, Inc.	8,024	120,841
Biglari Holdings, Inc.*	428	122,793
BJ’s Restaurants, Inc.*	6,694	157,978
Bob Evans Farms, Inc.	8,978	221,038
Boyd Gaming Corp.*	15,836	134,448
Buffalo Wild Wings, Inc.*	5,317	194,496
California Pizza Kitchen, Inc.*	5,801	87,885
CEC Entertainment, Inc.*	6,437	226,969
Cheesecake Factory, Inc. (The)*	17,600	391,776
Churchill Downs, Inc.	3,408	111,782
CKE Restaurants, Inc.	16,152	202,385
Cracker Barrel Old Country Store, Inc.	6,996	325,734
Denny’s Corp.*	29,100	75,660
DineEquity, Inc.* (a)	5,300	147,976
Domino’s Pizza, Inc.*	10,841	122,503
Gaylord Entertainment Co.*	10,185	224,987
Interval Leisure Group, Inc.*	11,768	146,512
Isle of Capri Casinos, Inc.*	4,700	43,522
Jack in the Box, Inc.*	16,061	312,386
Jamba, Inc.*	18,778	39,997
Krispy Kreme Doughnuts, Inc.* (a)	17,700	59,649
Landry’s Restaurants, Inc.*	2,272	55,573
Life Time Fitness, Inc.*	12,155	386,407
Marcus Corp.	6,500	61,490
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,744	35,390
Monarch Casino & Resort, Inc.*	2,986	30,248
Morgans Hotel Group Co.* (a)	6,954	42,837
Multimedia Games, Inc.*	8,720	39,240
O’Charleys, Inc.*	5,896	31,249
Orient-Express Hotels Ltd., Class A*	26,570	196,618
P.F. Chang’s China Bistro, Inc. (a)	6,762	268,113
Papa John’s International, Inc.*	6,149	142,165
Peet’s Coffee & Tea, Inc.*	3,448	135,403
Pinnacle Entertainment, Inc.*	17,913	169,457
Red Robin Gourmet Burgers, Inc.*	4,674	80,206
Ruby Tuesday, Inc.*	18,969	161,237
Ruth’s Hospitality Group, Inc.*	9,194	38,431
Scientific Games Corp., Class A*	18,981	174,625
Shuffle Master, Inc.*	15,845	126,918
Sonic Corp.*	18,053	139,911
Speedway Motorsports, Inc.	3,855	52,274
Texas Roadhouse, Inc.*	16,870	212,899
Vail Resorts, Inc.*	10,561	368,685

		6,558,296

2010 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Household Durables 0.7%
American Greetings Corp., Class A	11,676	$219,042
Beazer Homes USA, Inc.* (a)	21,984	79,802
Blyth, Inc.	1,750	59,623
Cavco Industries, Inc.*	2,000	70,360
CSS Industries, Inc.	2,318	38,247
Ethan Allen Interiors, Inc.	7,256	101,511
Furniture Brands International, Inc.*	13,037	68,053
Helen of Troy Ltd.*	9,068	200,040
Hooker Furniture Corp.	3,593	38,301
Hovnanian Enterprises, Inc., Class A* (a)	15,795	58,126
iRobot Corp.* (a)	6,226	116,987
Kid Brands, Inc.*	4,039	28,394
La-Z-Boy, Inc.*	15,300	113,679
Libbey, Inc.* (a)	4,953	64,290
Lifetime Brands, Inc.*	2,977	43,524
M/I Homes, Inc.*	5,500	53,020
Meritage Homes Corp.*	9,380	152,706
National Presto Industries, Inc.	1,414	131,304
Ryland Group, Inc.	12,827	202,923
Sealy Corp.* (a)	14,816	39,559
Skyline Corp.	2,217	39,928
Standard Pacific Corp.*	31,283	104,172
Universal Electronics, Inc.*	4,197	69,796

		2,093,387

Household Products 0.2%
Central Garden and Pet Co., Class A*	16,884	151,450
Oil-Dri Corp of America (a)	1,951	44,775
Spectrum Brands Holdings, Inc.*	5,400	136,944
WD-40 Co.	5,034	168,136

		501,305

Independent Power Producers & Energy Traders 0.0%†
Dynegy, Inc.*	29,946	115,292

Industrial Conglomerates 0.3%
Otter Tail Corp.	10,606	205,014
Raven Industries, Inc.	4,773	160,898
Seaboard Corp.	94	141,940
Standex International Corp.	3,718	94,251
Tredegar Corp.	7,193	117,390

		719,493

Information Technology Services 1.9%
Acxiom Corp.*	19,938	292,889
CACI International, Inc., Class A*	8,766	372,380
Cass Information Systems, Inc.	2,580	88,365
CIBER, Inc.*	19,308	53,483
Computer Task Group, Inc.*	4,500	29,070
CSG Systems International, Inc.*	9,973	182,805
CyberSource Corp.*	20,624	526,531
Echo Global Logistics, Inc.* (a)	3,391	41,404
Euronet Worldwide, Inc.*	14,370	183,792
ExlService Holdings, Inc.*	4,500	77,265
Forrester Research, Inc.*	4,312	130,481
Global Cash Access Holdings, Inc.*	14,888	107,342
Heartland Payment Systems, Inc.	11,100	164,724
iGate Corp.	7,000	89,740
infoGROUP, Inc.*	11,612	92,664
Integral Systems, Inc.*	5,472	34,747
Lionbridge Technologies, Inc.*	17,927	81,926
Mantech International Corp., Class A*	6,449	274,534
MAXIMUS, Inc.	5,087	294,385
MoneyGram International, Inc.*	25,000	61,250
NCI, Inc., Class A*	1,951	44,054
Online Resources Corp.*	8,399	34,856
RightNow Technologies, Inc.*	6,497	101,938
Sapient Corp.	30,038	304,585
SRA International, Inc., Class A*	12,470	245,285
Syntel, Inc.	3,848	130,640
TeleTech Holdings, Inc.*	8,875	114,399
Tier Technologies, Inc., Class B*	4,779	29,056
TNS, Inc.*	7,673	133,817
Unisys Corp.*	12,406	229,387
VeriFone Holdings, Inc.*	24,927	471,868
Virtusa Corp.*	4,318	40,287
Wright Express Corp.*	11,256	334,303

		5,394,252

Insurance 2.9%
Alterra Capital Holdings Ltd.	27,943	524,769
Ambac Financial Group, Inc.* (a)	84,516	56,626
American Equity Investment Life Holding Co.	16,880	174,202
American Physicians Capital, Inc.	2,385	73,577
American Physicians Service Group, Inc.	2,124	51,932
American Safety Insurance Holdings Ltd.*	3,287	51,672
AMERISAFE, Inc.*	5,625	98,719
Amtrust Financial Services, Inc.	6,681	80,439
Argo Group International Holdings Ltd.	9,009	275,585
Baldwin & Lyons, Inc., Class B	2,700	56,727

16 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Insurance (continued)

Citizens, Inc.*	10,400	$69,264
CNA Surety Corp.*	5,215	83,805
CNO Financial Group, Inc.*	64,507	319,310
Crawford & Co., Class B* (a)	8,187	25,871
Delphi Financial Group, Inc., Class A	13,669	333,660
Donegal Group, Inc., Class A	3,600	44,244
eHealth, Inc.*	7,072	80,409
EMC Insurance Group, Inc. (a)	1,600	35,088
Employers Holdings, Inc.	12,471	183,698
Enstar Group Ltd.*	2,046	135,936
FBL Financial Group, Inc., Class A	3,890	81,690
First American Financial Corp.	30,204	382,987
First Mercury Financial Corp.	4,522	47,843
Flagstone Reinsurance Holdings SA	15,347	166,054
FPIC Insurance Group, Inc.*	3,011	77,232
Greenlight Capital Re Ltd., Class A*	8,349	210,311
Hallmark Financial Services*	3,695	36,765
Harleysville Group, Inc.	3,438	106,681
Hilltop Holdings, Inc.*	11,892	119,039
Horace Mann Educators Corp.	11,435	174,955
Infinity Property & Casualty Corp.	4,042	186,659
Kansas City Life Insurance Co.	1,259	37,229
Maiden Holdings Ltd.	15,193	99,818
Meadowbrook Insurance Group, Inc.	16,090	138,857
Montpelier Re Holdings Ltd.	20,577	307,215
National Financial Partners Corp.*	12,500	122,125
National Interstate Corp.	2,000	39,640
National Western Life Insurance Co., Class A	634	96,850
Navigators Group, Inc. (The)*	3,566	146,670
NYMAGIC, Inc.	1,500	28,935
Phoenix Cos., Inc. (The)*	34,336	72,449
Platinum Underwriters Holdings Ltd.	12,947	469,847
PMA Capital Corp., Class A*	10,089	66,083
Presidential Life Corp.	6,126	55,747
Primerica, Inc.*	7,261	155,676
ProAssurance Corp.*	9,378	532,295
RLI Corp.	5,279	277,200
Safety Insurance Group, Inc.	3,794	140,454
SeaBright Holdings, Inc.	6,843	64,872
Selective Insurance Group, Inc.	15,689	233,138
State Auto Financial Corp.	4,375	67,856
Stewart Information Services Corp.	5,394	48,654
Tower Group, Inc.	13,255	285,380
United America Indemnity Ltd., Class A*	8,473	62,361
United Fire & Casualty Co.	6,770	134,181

		8,029,281

Internet & Catalog Retail 0.4%
Blue Nile, Inc.* (a)	3,696	174,008
Drugstore.Com, Inc.*	28,027	86,323
Gaiam, Inc., Class A	5,211	31,631
HSN, Inc.*	11,392	273,408
NutriSystem, Inc. (a)	9,166	210,268
Overstock.com, Inc.* (a)	4,394	79,399
PetMed Express, Inc. (a)	6,810	121,218
Shutterfly, Inc.*	7,885	188,925
US Auto Parts Network, Inc.*	4,209	25,254
Vitacost.com, Inc.*	4,393	39,493

		1,229,927

Internet Software & Services 1.9%
Ancestry.com, Inc.*	5,571	98,161
Archipelago Learning, Inc.*	3,595	41,091
Art Technology Group, Inc.*	45,981	157,255
comScore, Inc.*	6,713	110,563
Constant Contact, Inc.* (a)	8,364	178,404
DealerTrack Holdings, Inc.*	11,785	193,863
Dice Holdings, Inc.*	4,863	33,652
Digital River, Inc.*	11,502	275,013
DivX, Inc.*	9,881	75,688
EarthLink, Inc.	31,303	249,172
GSI Commerce, Inc.*	18,107	521,482
InfoSpace, Inc.*	10,500	78,960
Internap Network Services Corp.*	15,400	64,218
Internet Brands, Inc., Class A*	8,657	89,427
Internet Capital Group, Inc.*	10,962	83,311
j2 Global Communications, Inc.*	13,083	285,733
Keynote Systems, Inc.	4,170	37,613
KIT Digital, Inc.*	6,004	52,955
Knot, Inc. (The)*	9,100	70,798
Limelight Networks, Inc.*	12,477	54,774
Liquidity Services, Inc.*	4,360	56,506
LivePerson, Inc.*	13,297	91,217
Local.com Corp.*	4,963	33,947
LogMeIn, Inc.*	4,444	116,566
LoopNet, Inc.*	5,904	72,796
ModusLink Global Solutions, Inc.*	13,418	80,911
Move, Inc.*	46,616	95,563
NIC, Inc.	16,518	105,880
OpenTable, Inc.* (a)	4,660	193,250
Openwave Systems, Inc.*	25,371	51,503
Perficient, Inc.*	6,965	62,058
QuinStreet, Inc.* (a)	2,950	33,955

2010 Semiannual Report 17

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Internet Software & Services (continued)

Rackspace Hosting, Inc.* (a)	28,220	$517,555
RealNetworks, Inc.*	25,100	82,830
Saba Software, Inc.*	8,832	45,485
SAVVIS, Inc.*	11,095	163,651
Stamps.com, Inc.*	3,401	34,860
support.com, Inc.*	14,000	58,240
Terremark Worldwide, Inc.*	17,300	135,113
United Online, Inc.	25,302	145,740
ValueClick, Inc.*	23,725	253,620
Vocus, Inc.*	5,000	76,400
Zix Corp.* (a)	17,903	40,461

		5,300,240

Leisure Equipment & Products 0.8%
Arctic Cat, Inc.*	3,801	34,627
Brunswick Corp.	25,871	321,576
Callaway Golf Co.	18,913	114,234
Eastman Kodak Co.*	78,255	339,627
JAKKS Pacific, Inc.*	8,418	121,051
Leapfrog Enterprises, Inc.*	10,211	41,048
Polaris Industries, Inc.	9,044	493,983
Pool Corp.	14,428	316,262
RC2 Corp.*	6,443	103,797
Smith & Wesson Holding Corp.* (a)	18,099	74,025
Sport Supply Group, Inc.	2,505	33,717
Steinway Musical Instruments, Inc.*	1,907	33,926
Sturm Ruger & Co., Inc. (a)	5,660	81,108

		2,108,981

Life Sciences Tools & Services 0.7%
Accelrys, Inc.*	8,634	55,689
Affymetrix, Inc.*	20,708	122,177
Albany Molecular Research, Inc.*	7,221	37,333
Bruker Corp.*	21,055	256,029
Caliper Life Sciences, Inc.*	13,592	58,038
Cambrex Corp.*	9,965	31,390
Dionex Corp.*	5,128	381,831
Enzo Biochem, Inc.*	10,000	40,700
eResearchTechnology, Inc.*	14,463	113,968
Kendle International, Inc.*	4,522	52,093
Luminex Corp.*	10,893	176,684
Parexel International Corp.*	17,044	369,514
Pure Bioscience* (a)	11,353	27,134
Sequenom, Inc.* (a)	18,238	107,787

		1,830,367

Machinery 2.8%
3D Systems Corp.*	5,519	69,264
Actuant Corp., Class A	19,718	371,290
Alamo Group, Inc.	1,900	41,230
Albany International Corp., Class A	8,077	130,767
Altra Holdings, Inc.*	8,004	104,212
American Railcar Industries, Inc.*	3,004	36,288
Ampco-Pittsburgh Corp.	2,575	53,637
ArvinMeritor, Inc.*	27,333	358,062
Astec Industries, Inc.*	5,792	160,612
Badger Meter, Inc.	4,361	168,727
Barnes Group, Inc.	14,100	231,099
Blount International, Inc.*	14,020	143,985
Briggs & Stratton Corp.	14,520	247,130
Cascade Corp.	2,674	95,221
Chart Industries, Inc.*	8,428	131,308
CIRCOR International, Inc.	5,016	128,309
Clarcor, Inc.	14,580	517,882
Colfax Corp.*	7,027	73,151
Columbus Mckinnon Corp.*	5,734	80,104
Commercial Vehicle Group, Inc.*	7,273	74,257
Douglas Dynamics, Inc.*	3,512	40,388
Dynamic Materials Corp.	3,856	61,850
Energy Recovery, Inc.* (a)	12,256	49,024
EnPro Industries, Inc.*	6,030	169,745
ESCO Technologies, Inc.	7,710	198,533
Federal Signal Corp.	18,190	109,868
Flow International Corp.*	14,618	34,499
Force Protection, Inc.*	20,699	84,866
FreightCar America, Inc.	3,636	82,246
Gorman-Rupp Co. (The)	3,626	90,831
Graham Corp.	2,989	44,805
Greenbrier Cos., Inc.*	5,701	63,851
John Bean Technologies Corp.	8,328	127,002
Kadant, Inc.*	3,700	64,454
Kaydon Corp.	9,667	317,658
LB Foster Co., Class A*	3,000	77,760
Lindsay Corp. (a)	3,635	115,193
Lydall, Inc.*	5,216	39,850
Met-Pro Corp.	4,688	50,443
Middleby Corp.*	4,808	255,738
Miller Industries, Inc.	3,000	40,410
Mueller Industries, Inc.	10,939	269,099
Mueller Water Products, Inc., Class A	45,509	168,838
NACCO Industries, Inc., Class A	1,712	151,957
Nordson Corp.	9,913	555,921
PMFG, Inc.* (a)	4,516	68,417
RBC Bearings, Inc.*	6,367	184,579
Robbins & Myers, Inc.	7,827	170,159
Sauer-Danfoss, Inc.*	3,602	44,017
Sun Hydraulics Corp.	3,725	87,389
Tecumseh Products Co., Class A*	5,731	63,729
Tennant Co.	5,529	186,991

18 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Machinery (continued)

Thermadyne Holdings Corp.*	2,761	$29,846
Titan International, Inc. (a)	10,313	102,821
Trimas Corp.*	4,621	52,264
Twin Disc, Inc.	2,600	29,536
Wabash National Corp.*	17,203	122,313
Watts Water Technologies, Inc., Class A	8,501	243,639
Xerium Technologies, Inc.* (a)	2,220	31,346

		7,898,410

Marine 0.2%
American Commercial Lines, Inc.* (a)	2,700	60,777
Baltic Trading Ltd*	5,008	56,941
Eagle Bulk Shipping, Inc.* (a)	18,478	77,977
Excel Maritime Carriers Ltd*	11,845	60,646
Genco Shipping & Trading Ltd.* (a)	7,510	112,575
Horizon Lines, Inc., Class A	9,689	40,985
International Shipholding Corp.	1,865	41,272
Ultrapetrol Bahamas Ltd.*	7,200	31,320

		482,493

Media 1.5%
AH Belo Corp., Class A*	5,813	38,598
Arbitron, Inc.	7,775	199,273
Ascent Media Corp., Class A*	4,662	117,762
Ballantyne Strong, Inc.*	4,560	33,014
Belo Corp., Class A*	27,000	153,630
Cinemark Holdings, Inc.	16,897	222,196
CKX, Inc.*	16,665	83,158
Dex One Corp.*	14,569	276,811
E.W. Scripps Co. (The), Class A*	9,700	72,071
Entercom Communications Corp., Class A*	7,328	64,633
Entravision Communications Corp., Class A*	15,957	33,669
Fisher Communications, Inc.*	2,270	38,227
Global Sources Ltd.*	7,008	54,943
Gray Television, Inc.*	15,074	36,328
Harte-Hanks, Inc.	11,386	118,984
Journal Communications, Inc., Class A*	13,200	52,404
Knology, Inc.*	9,203	100,589
Lee Enterprises, Inc.*	14,082	36,191
LIN TV Corp., Class A*	9,123	49,356
Lions Gate Entertainment Corp.*	20,374	142,211
Live Nation Entertainment, Inc.*	41,246	431,021
LodgeNet Interactive Corp.* (a)	8,140	30,199
Martha Stewart Living Omnimedia, Class A* (a)	8,171	40,201
McClatchy Co. (The), Class A*	17,796	64,778
Media General, Inc., Class A* (a)	6,796	66,329
Mediacom Communications Corp., Class A*	12,481	83,872
National CineMedia, Inc.	12,741	212,265
RCN Corp.*	10,436	154,557
Rentrak Corp.*	2,989	72,722
Scholastic Corp.	8,993	216,911
Sinclair Broadcast Group, Inc., Class A*	13,900	81,037
SuperMedia, Inc.* (a)	3,789	69,301
Valassis Communications, Inc.*	14,543	461,304
Warner Music Group Corp.*	13,658	66,378
World Wrestling Entertainment, Inc., Class A	7,353	114,413

		4,089,336

Metals & Mining 1.5%
Allied Nevada Gold Corp.*	18,545	364,966
AM Castle & Co.*	5,000	69,450
AMCOL International Corp.	6,985	164,148
Brush Engineered Materials, Inc.*	5,930	118,481
Capital Gold Corp.*	14,930	59,720
Century Aluminum Co.*	18,604	164,273
Coeur d’Alene Mines Corp.*	25,539	403,005
General Moly, Inc.* (a)	19,300	59,444
Globe Specialty Metals, Inc.*	17,920	185,114
Golden Star Resources Ltd.*	75,069	328,802
Haynes International, Inc.	3,600	110,988
Hecla Mining Co.* (a)	70,159	366,230
Horsehead Holding Corp.*	12,785	96,655
Jaguar Mining, Inc.* (a)	24,557	216,838
Kaiser Aluminum Corp.	4,438	153,865
Metals USA Holdings Corp.*	3,400	50,830
Noranda Aluminium Holding Corp.*	3,447	22,164
Olympic Steel, Inc.	2,740	62,938
RTI International Metals, Inc.*	8,733	210,553
Stillwater Mining Co.*	12,921	150,142
Thompson Creek Metals Co., Inc.*	40,635	352,712
Universal Stainless & Alloy*	2,133	34,107
US Energy Corp. Wyoming*	8,309	39,468
US Gold Corp.*	26,819	134,363
Worthington Industries, Inc.	17,564	225,873

		4,145,129

Multiline Retail 0.4%
99 Cents Only Stores*	13,404	198,379
Bon-Ton Stores, Inc. (The)*	3,668	35,763
Dillard’s, Inc., Class A	13,383	287,734
Fred’s, Inc., Class A	11,642	128,761

2010 Semiannual Report 19

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Multiline Retail (continued)

Retail Ventures, Inc.*	7,097	$55,499
Saks, Inc.* (a)	39,378	298,879
Tuesday Morning Corp.*	8,973	35,802

		1,040,817

Multi-Utilities 0.4%
Avista Corp.	16,092	314,277
Black Hills Corp.	11,400	324,558
CH Energy Group, Inc.	4,700	184,428
NorthWestern Corp.	10,520	275,624

		1,098,887

Oil, Gas & Consumable Fuels 3.5%
American Oil & Gas, Inc.* (a)	14,957	93,930
Apco Oil and Gas International, Inc. (a)	2,774	65,217
Approach Resources, Inc.*	4,319	29,715
Arena Resources, Inc.*	11,400	363,660
ATP Oil & Gas Corp.* (a)	13,016	137,839
Berry Petroleum Co., Class A	14,898	383,177
Bill Barrett Corp.*	13,326	410,041
BPZ Resources, Inc.* (a)	28,667	118,968
Brigham Exploration Co.*	34,003	522,966
Callon Petroleum Co.*	8,528	53,726
CAMAC Energy, Inc.*	14,413	53,761
Carrizo Oil & Gas, Inc.*	9,173	142,457
Cheniere Energy, Inc.* (a)	17,398	49,062
Clayton Williams Energy, Inc.*	1,787	75,269
Clean Energy Fuels Corp.* (a)	11,853	177,084
Cloud Peak Engery, Inc.*	9,199	121,979
Contango Oil & Gas Co.*	3,508	156,983
Crosstex Energy, Inc.*	12,500	80,125
CVR Energy, Inc.*	9,303	69,959
Delek US Holdings, Inc.	4,953	36,157
Delta Petroleum Corp.* (a)	55,100	47,386
DHT Holdings, Inc.	14,929	57,477
Endeavour International Corp.* (a)	43,259	45,855
Energy Partners Ltd.*	8,639	105,482
Energy XXI Bermuda Ltd.*	14,860	234,491
Evolution Petroleum Corp.*	4,942	24,759
FX Energy, Inc.*	13,639	49,373
Gastar Exploration Ltd.*	13,331	48,125
General Maritime Corp. (a)	15,018	90,709
GeoResources, Inc.*	3,995	55,650
GMX Resources, Inc.* (a)	9,186	59,617
Golar LNG Ltd. (a)	10,917	107,751
Goodrich Petroleum Corp.*	7,216	86,592
Green Plains Renewable Energy, Inc.*	4,849	49,557
Gulfport Energy Corp.*	8,076	95,781
Harvest Natural Resources, Inc.*	10,000	73,700
Houston American Energy Corp.	5,440	53,638
International Coal Group, Inc.* (a)	38,205	147,089
James River Coal Co.*	8,095	128,872
Knightsbridge Tankers Ltd.	5,100	89,709
Kodiak Oil & Gas Corp.*	35,164	112,173
L&L Energy, Inc.*	4,935	42,441
Magnum Hunter Resources Corp.*	14,620	63,743
McMoRan Exploration Co.*	24,310	270,084
Miller Petroleum, Inc.*	5,502	31,692
Nordic American Tanker Shipping (a)	13,612	382,361
Northern Oil and Gas, Inc.*	13,007	167,010
Overseas Shipholding Group, Inc.	7,425	275,022
Panhandle Oil and Gas, Inc., Class A	2,231	58,965
Patriot Coal Corp.*	22,733	267,113
Penn Virginia Corp.	13,294	267,342
Petroleum Development Corp.*	5,723	146,623
PetroQuest Energy, Inc.*	16,237	109,762
RAM Energy Resources, Inc.*	17,753	36,749
Rentech, Inc.*	65,513	64,858
Resolute Energy Corp.*	11,262	137,847
REX American Resources Corp.*	2,200	35,200
Rex Energy Corp.*	9,592	96,879
Rosetta Resources, Inc.*	15,478	306,619
Scorpio Tankers, Inc.*	4,124	47,220
Ship Finance International Ltd. (a)	13,081	233,888
Stone Energy Corp.*	12,656	141,241
Swift Energy Co.*	11,031	296,844
Syntroleum Corp.* (a)	21,479	35,226
Teekay Tankers Ltd., Class A (a)	8,018	89,240
TransAtlantic Petroleum Ltd.*	42,913	136,034
Uranium Energy Corp.* (a)	18,290	43,164
USEC, Inc.*	33,232	158,184
VAALCO Energy, Inc.*	15,120	84,672
Venoco, Inc.*	5,918	97,470
W&T Offshore, Inc. (a)	10,300	97,438
Warren Resources, Inc.*	21,617	62,689
Western Refining, Inc.* (a)	15,590	78,418
World Fuel Services Corp.	17,439	452,368

		9,720,267

Paper & Forest Products 0.5%
Buckeye Technologies, Inc.*	11,485	114,276
Clearwater Paper Corp.*	3,306	181,036
Deltic Timber Corp.	3,122	130,500

20 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Paper & Forest Products (continued)

KapStone Paper and Packaging Corp.*	11,174	$124,478
Louisiana-Pacific Corp.*	36,861	246,600
Neenah Paper, Inc.	4,353	79,660
P.H. Glatfelter Co.	13,309	144,403
Schweitzer-Mauduit International, Inc.	5,295	267,133
Wausau Paper Corp.*	14,270	96,608

		1,384,694

Personal Products 0.3%
Elizabeth Arden, Inc.*	7,300	105,996
Female Health Co. (The)	5,632	29,230
Inter Parfums, Inc.	4,500	64,035
Medifast, Inc.* (a)	3,942	102,137
Nature’s Sunshine Products, Inc.*	2,540	21,260
Nu Skin Enterprises, Inc., Class A	14,382	358,543
Nutraceutical International Corp.*	3,147	48,023
Prestige Brands Holdings, Inc.*	12,766	90,383
Revlon, Inc., Class A*	3,298	36,806
USANA Health Sciences, Inc.*	1,864	68,092

		924,505

Pharmaceuticals 1.6%
Akorn, Inc.* (a)	17,000	50,490
Alexza Pharmaceuticals, Inc.* (a)	12,953	35,232
Ardea Biosciences, Inc.*	4,085	83,988
Auxilium Pharmaceuticals, Inc.*	12,270	288,345
AVANIR Pharmaceuticals, Inc., Class A* (a)	21,519	55,304
BioMimetic Therapeutics, Inc.* (a)	4,699	52,253
BMP Sunstone Corp.* (a)	9,074	46,731
Cadence Pharmaceuticals, Inc.* (a)	7,842	54,973
Corcept Therapeutics, Inc.* (a)	8,123	25,344
Cypress Bioscience, Inc.*	11,400	26,220
Depomed, Inc.*	16,485	46,158
Durect Corp.*	26,400	64,152
Eurand NV*	5,575	54,022
Hi-Tech Pharmacal Co., Inc.*	3,014	69,051
Impax Laboratories, Inc.*	18,236	347,578
Inspire Pharmaceuticals, Inc.*	17,666	88,153
Jazz Pharmaceuticals, Inc.*	4,663	36,511
MAP Pharmaceuticals, Inc.*	4,236	55,576
Medicines Co. (The)*	15,874	120,801
Medicis Pharmaceutical Corp., Class A	17,564	384,300
Nektar Therapeutics*	27,654	334,613
Obagi Medical Products, Inc.*	5,200	61,464
Optimer Pharmaceuticals, Inc.* (a)	9,934	92,088
Pain Therapeutics, Inc.*	11,322	62,950
Par Pharmaceutical Cos., Inc.*	10,271	266,635
Pozen, Inc.* (a)	7,871	55,176
Questcor Pharmaceuticals, Inc.*	16,365	167,087
Salix Pharmaceuticals Ltd.*	16,663	650,357
Santarus, Inc.*	15,700	38,936
Somaxon Pharmaceuticals, Inc.*	8,615	31,014
SuperGen, Inc.*	17,444	35,237
ViroPharma, Inc.*	22,633	253,716
Vivus, Inc.* (a)	23,787	228,355
XenoPort, Inc.*	8,305	81,472

		4,344,282

Professional Services 1.2%
Acacia Research — Acacia Technologies*	10,010	142,442
Administaff, Inc.	6,355	153,537
Advisory Board Co. (The)*	4,550	195,468
Barrett Business Services, Inc.	2,571	31,880
CBIZ, Inc.*	13,100	83,316
CDI Corp.	3,891	60,427
Corporate Executive Board Co. (The)	9,999	262,674
CoStar Group, Inc.* (a)	6,057	235,012
CRA International, Inc.*	3,366	63,382
Diamond Management & Technology Consultants, Inc.	7,180	74,026
Dolan Co. (The)*	9,075	100,914
Exponent, Inc.*	4,143	135,559
Franklin Covey Co.*	4,303	27,970
GP Strategies Corp.*	4,700	34,122
Heidrick & Struggles International, Inc.	5,170	117,979
Hill International, Inc.*	8,013	32,533
Hudson Highland Group, Inc.*	9,993	43,969
Huron Consulting Group, Inc.*	6,400	124,224
ICF International, Inc.*	5,134	122,857
Kelly Services, Inc., Class A*	8,002	118,990
Kforce, Inc.*	9,115	116,216
Korn/Ferry International*	13,419	186,524
LECG Corp.*	9,525	24,765
Mistras Group, Inc.* (a)	4,409	47,265
Navigant Consulting, Inc.*	14,626	151,818
On Assignment, Inc.*	10,900	54,827
Resources Connection, Inc.*	13,560	184,416
School Specialty, Inc.*	5,634	101,806
SFN Group, Inc.*	15,700	85,722
TrueBlue, Inc.*	12,913	144,496

2010 Semiannual Report 21

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Professional Services (continued)

Volt Information Sciences, Inc.*	4,718	$39,631
VSE Corp.	1,320	42,002

		3,340,769

Real Estate Investment Trusts (REITs) 7.1%
Acadia Realty Trust	11,735	197,383
Agree Realty Corp.	2,724	63,524
Alexander’s, Inc.	585	177,208
American Campus Communities, Inc.	15,207	414,999
American Capital Agency Corp. (a)	9,536	251,941
Anworth Mortgage Asset Corp.	33,081	235,537
Apollo Commercial Real Estate Finance, Inc. (a)	3,447	56,738
Ashford Hospitality Trust, Inc.*	12,260	89,866
Associated Estates Realty Corp.	9,596	124,268
BioMed Realty Trust, Inc.	32,868	528,846
CapLease, Inc.	17,620	81,228
Capstead Mortgage Corp.	19,953	220,680
CBL & Associates Properties, Inc.	40,197	500,051
Cedar Shopping Centers, Inc.	16,367	98,529
Chatham Lodging Trust*	2,806	50,143
Chesapeake Lodging Trust*	2,655	42,002
Cogdell Spencer, Inc.	13,259	89,631
Colonial Properties Trust	20,403	296,456
Colony Financial, Inc.	4,500	76,050
Cousins Properties, Inc.	26,203	176,608
CreXus Investment Corp.	4,321	53,710
Cypress Sharpridge Investments, Inc.	4,800	60,768
DCT Industrial Trust, Inc.	61,900	279,788
DiamondRock Hospitality Co.*	44,696	367,401
DuPont Fabros Technology, Inc.	11,931	293,025
Dynex Capital, Inc.	5,471	50,497
EastGroup Properties, Inc.	7,778	276,741
Education Realty Trust, Inc.	17,105	103,143
Entertainment Properties Trust	13,456	512,270
Equity Lifestyle Properties, Inc.	7,488	361,146
Equity One, Inc.	10,469	163,316
Excel Trust, Inc.*	4,793	57,516
Extra Space Storage, Inc.	25,418	353,310
FelCor Lodging Trust, Inc.*	19,600	97,804
First Industrial Realty Trust, Inc.*	18,833	90,775
First Potomac Realty Trust	11,018	158,329
Franklin Street Properties Corp.	20,081	237,157
Getty Realty Corp.	6,136	137,508
Gladstone Commercial Corp. (a)	3,300	53,922
Glimcher Realty Trust	20,250	121,095
Government Properties Income Trust	6,155	157,076
Hatteras Financial Corp.	10,318	287,047
Healthcare Realty Trust, Inc.	17,938	394,098
Hersha Hospitality Trust	32,685	147,736
Highwoods Properties, Inc.	20,536	570,079
Home Properties, Inc.	11,325	510,418
Inland Real Estate Corp.	21,765	172,379
Invesco Mortgage Capital, Inc.	7,459	149,255
Investors Real Estate Trust	22,408	197,863
iStar Financial, Inc.* (a)	27,723	123,645
Kilroy Realty Corp.	15,613	464,174
Kite Realty Group Trust	16,607	69,417
LaSalle Hotel Properties	20,253	416,604
Lexington Realty Trust (a)	28,844	173,352
LTC Properties, Inc.	6,939	168,410
Medical Properties Trust, Inc.	32,256	304,497
MFA Financial, Inc.	79,940	591,556
Mid-America Apartment Communities, Inc.	8,883	457,208
Mission West Properties, Inc.	7,011	47,815
Monmouth Real Estate Investment Corp., Class A	9,220	68,136
MPG Office Trust, Inc.* (a)	14,717	43,121
National Health Investors, Inc.	7,042	271,540
National Retail Properties, Inc.	23,860	511,558
Newcastle Investment Corp.* (a)	18,591	49,824
NorthStar Realty Finance Corp.	23,140	61,784
Omega Healthcare Investors, Inc.	26,624	530,616
One Liberty Properties, Inc.	2,643	39,407
Parkway Properties, Inc.	6,500	94,705
Pebblebrook Hotel Trust*	5,551	104,636
Pennsylvania Real Estate Investment Trust (a)	16,265	198,758
Pennymac Mortgage Investment Trust*	5,220	82,998
Post Properties, Inc.	14,095	320,379
Potlatch Corp.	11,418	407,965
PS Business Parks, Inc.	5,265	293,682
RAIT Financial Trust* (a)	23,219	43,420
Ramco-Gershenson Properties Trust	11,262	113,746
Redwood Trust, Inc.	22,734	332,826
Resource Capital Corp.	13,042	74,079
Retail Opportunity Investments Corp.	12,412	119,776
Saul Centers, Inc.	1,900	77,197
Sovran Self Storage, Inc.	7,949	273,684
Starwood Property Trust, Inc.	13,859	234,910
Strategic Hotels & Resorts, Inc.*	41,246	181,070

22 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Real Estate Investment Trusts (continued)

Sun Communities, Inc.	5,716	$148,387
Sunstone Hotel Investors, Inc.*	28,837	286,351
Tanger Factory Outlet Centers	11,596	479,842
Terreno Realty Corp.*	2,917	51,660
Two Harbors Investment Corp.	7,840	64,680
UMH Properties, Inc.	3,935	39,625
Universal Health Realty Income Trust	3,400	109,242
Urstadt Biddle Properties, Inc., Class A	6,279	101,280
U-Store-It Trust	23,712	176,892
Walter Investment Management Corp.	7,649	125,061
Washington Real Estate Investment Trust	17,486	482,439
Winthrop Realty Trust	5,722	73,299

		19,672,113

Real Estate Management & Development 0.2%
Avatar Holdings, Inc.*	2,804	53,781
Consolidated-Tomoka Land Co. (a)	1,731	49,334
Forestar Group, Inc.*	10,699	192,154
Kennedy-Wilson Holdings, Inc.* (a)	6,382	64,458
Tejon Ranch Co.* (a)	3,902	90,058
Thomas Properties Group, Inc.	11,216	37,125

		486,910

Road & Rail 1.1%
Amerco, Inc.*	2,504	137,845
Arkansas Best Corp.	7,427	154,110
Avis Budget Group, Inc.*	29,942	294,030
Celadon Group, Inc.*	6,015	85,052
Dollar Thrifty Automotive Group, Inc.*	8,345	355,581
Genesee & Wyoming, Inc., Class A*	11,298	421,528
Heartland Express, Inc.	14,556	211,353
Knight Transportation, Inc.	17,163	347,379
Marten Transport Ltd.*	4,506	93,635
Old Dominion Freight Line, Inc.*	8,116	285,196
Patriot Transportation Holding, Inc.*	479	38,756
RailAmerica, Inc.*	7,118	70,611
Roadrunner Transportation Systems, Inc.*	3,246	46,126
Saia, Inc.*	4,865	72,975
USA Truck, Inc.*	2,550	41,106
Werner Enterprises, Inc.	12,427	272,027

		2,927,310

Semiconductors & Semiconductor Equipment 3.6%
Actel Corp.*	6,538	83,817
Advanced Analogic Technologies, Inc.*	13,000	41,470
Advanced Energy Industries, Inc.*	10,777	132,449
Amkor Technology, Inc.* (a)	30,780	169,598
Anadigics, Inc.*	19,100	83,276
Applied Micro Circuits Corp.*	19,217	201,394
ATMI, Inc.*	9,245	135,347
Axcelis Technologies, Inc.*	32,088	49,736
AXT, Inc.*	9,640	43,476
Brooks Automation, Inc.*	19,355	149,614
Cabot Microelectronics Corp.*	6,918	239,294
Cavium Networks, Inc.*	12,995	340,339
Ceva, Inc.*	6,387	80,476
Cirrus Logic, Inc.*	19,113	302,177
Cohu, Inc.	7,100	86,123
Conexant Systems, Inc.*	24,249	54,318
Cymer, Inc.*	8,759	263,120
Diodes, Inc.*	9,944	157,811
DSP Group, Inc.*	6,900	44,091
Entegris, Inc.*	38,577	153,151
Entropic Communications, Inc.*	16,644	105,523
Exar Corp.*	11,175	77,443
FEI Co.*	11,128	219,333
FormFactor, Inc.*	14,700	158,760
FSI International, Inc.*	9,796	41,045
GSI Technology, Inc.*	6,107	34,932
Hittite Microwave Corp.*	7,964	356,309
Integrated Device Technology, Inc.*	47,641	235,823
Integrated Silicon Solution, Inc.*	7,735	58,322
IXYS Corp.*	7,200	63,648
Kopin Corp.*	20,102	68,146
Kulicke & Soffa Industries, Inc.*	20,602	144,626
Lattice Semiconductor Corp.*	34,252	148,654
LTX-Credence Corp.*	43,347	122,672
Mattson Technology, Inc.*	15,254	57,813
MaxLinear, Inc., Class A*	2,288	31,986
Micrel, Inc.	14,895	151,631
Microsemi Corp.*	24,184	353,812
Microtune, Inc.*	17,214	36,666
MIPS Technologies, Inc.*	13,600	69,496
MKS Instruments, Inc.*	14,692	275,034
Monolithic Power Systems, Inc.*	9,488	169,456
MoSys, Inc.*	8,730	38,587
Nanometrics, Inc.*	5,422	54,708
Netlogic Microsystems, Inc.*	18,279	497,189
NVE Corp.*	1,411	61,421
OmniVision Technologies, Inc.*	15,178	325,416
PDF Solutions, Inc.*	7,291	34,997

2010 Semiannual Report 23

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)

Pericom Semiconductor Corp.*	7,600	$72,960
Photronics, Inc.*	16,079	72,677
PLX Technology, Inc.*	11,514	48,244
Power Integrations, Inc.	7,199	231,772
RF Micro Devices, Inc.*	78,510	306,974
Rubicon Technology, Inc.* (a)	4,219	125,684
Rudolph Technologies, Inc.*	9,480	71,574
Semtech Corp.*	18,065	295,724
Sigma Designs, Inc.* (a)	9,233	92,422
Silicon Image, Inc.*	23,119	81,148
Spansion, Inc., Class A*	3,821	62,321
Standard Microsystems Corp.*	6,600	153,648
Supertex, Inc.*	2,940	72,500
Tessera Technologies, Inc.*	14,627	234,763
Trident Microsystems, Inc.* (a)	21,973	31,202
TriQuint Semiconductor, Inc.*	45,235	276,386
Ultra Clean Holdings, Inc.*	6,627	56,462
Ultratech, Inc.*	7,136	116,103
Veeco Instruments, Inc.*	11,826	405,395
Virage Logic Corp.*	6,941	82,528
Volterra Semiconductor Corp.*	7,272	167,692
Zoran Corp.*	15,121	144,254

		10,006,958

Software 4.2%
ACI Worldwide, Inc.*	9,958	193,882
Actuate Corp.*	13,500	60,075
Advent Software, Inc.* (a)	4,600	216,016
American Software, Inc., Class A	7,266	33,569
ArcSight, Inc.*	7,224	161,745
Ariba, Inc.*	26,244	418,067
Aspen Technology, Inc.*	18,249	198,732
Blackbaud, Inc.	13,110	285,405
Blackboard, Inc.* (a)	9,937	370,948
Bottomline Technologies, Inc.*	8,111	105,686
CDC Corp.*	29,479	61,316
CommVault Systems, Inc.*	12,636	284,310
Concur Technologies, Inc.*	11,716	500,039
Deltek, Inc.*	6,020	50,207
DemandTec, Inc.*	5,936	40,068
Digimarc Corp.* (a)	2,193	41,119
Double-Take Software, Inc.*	6,322	66,318
Ebix, Inc.* (a)	7,922	124,217
Epicor Software Corp.*	14,380	114,896
EPIQ Systems, Inc.*	9,700	125,421
Fair Isaac Corp.	13,295	289,698
Fortinet, Inc.*	11,597	190,655
Interactive Intelligence, Inc.*	3,800	62,434
Jack Henry & Associates, Inc.	24,757	591,197
JDA Software Group, Inc.*	12,167	267,431
Kenexa Corp.*	6,800	81,600
Lawson Software, Inc.*	40,470	295,431
Magma Design Automation, Inc.*	15,813	44,909
Manhattan Associates, Inc.*	6,644	183,042
Mentor Graphics Corp.*	31,216	276,262
MicroStrategy, Inc., Class A*	2,621	196,811
Monotype Imaging Holdings, Inc.*	6,821	61,457
Netscout Systems, Inc.*	9,023	128,307
NetSuite, Inc.* (a)	5,411	68,395
Opnet Technologies, Inc.	4,033	59,245
Parametric Technology Corp.*	33,745	528,784
Pegasystems, Inc. (a)	4,732	151,944
Progress Software Corp.*	12,259	368,138
PROS Holdings, Inc.*	5,880	38,220
Quest Software, Inc.*	17,388	313,680
Radiant Systems, Inc.*	8,543	123,532
Renaissance Learning, Inc.	3,954	58,084
Rosetta Stone, Inc.* (a)	3,084	70,809
S1 Corp.*	15,449	92,848
Smith Micro Software, Inc.*	8,996	85,552
SolarWinds, Inc.*	10,188	163,415
Sonic Solutions, Inc.*	7,645	63,836
SonicWALL, Inc.*	16,190	190,232
Sourcefire, Inc.*	8,077	153,463
SRS Labs, Inc.*	3,846	35,191
SS&C Technologies Holdings, Inc.*	3,639	58,333
SuccessFactors, Inc.*	18,434	383,243
Symyx Technologies, Inc.*	10,543	52,820
Synchronoss Technologies, Inc.*	6,024	114,275
Take-Two Interactive Software, Inc.*	20,580	185,220
Taleo Corp., Class A*	11,654	283,076
TeleCommunication Systems, Inc., Class A*	13,472	55,774
THQ, Inc.*	20,033	86,543
TIBCO Software, Inc.*	48,275	582,197
TiVo, Inc.*	33,982	250,787
Tyler Technologies, Inc.*	9,000	139,680
Ultimate Software Group, Inc.*	7,312	240,272
Unica Corp.*	5,201	49,826
VASCO Data Security International, Inc.*	8,139	50,218
VirnetX Holding Corp.	9,831	58,200
Wave Systems Corp., Class A*	23,959	77,627
Websense, Inc.*	12,599	238,121

		11,592,850

Specialty Retail 3.2%
America’s Car-Mart, Inc.*	3,013	68,184
AnnTaylor Stores Corp.*	17,148	278,998
Asbury Automotive Group, Inc.*	8,547	90,085

24 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Specialty Retail (continued)

Barnes & Noble, Inc. (a)	11,152	$143,861
Bebe Stores, Inc.	9,788	62,643
Big 5 Sporting Goods Corp.	6,500	85,410
Brown Shoe Co., Inc.	12,751	193,560
Buckle, Inc. (The) (a)	7,597	246,295
Build-A-Bear Workshop, Inc.* (a)	5,100	34,578
Cabela’s, Inc.* (a)	11,721	165,735
Casual Male Retail Group, Inc.*	12,980	44,392
Cato Corp. (The), Class A	8,174	179,991
Charming Shoppes, Inc.*	34,417	129,064
Childrens Place Retail Stores, Inc. (The)*	8,083	355,814
Christopher & Banks Corp.	10,900	67,471
Citi Trends, Inc.*	4,400	144,936
Coldwater Creek, Inc.*	18,075	60,732
Collective Brands, Inc.*	18,841	297,688
Destination Maternity Corp.*	1,607	40,657
Dress Barn, Inc.*	17,323	412,461
DSW, Inc., Class A*	4,175	93,771
Express, Inc.*	4,701	76,955
Finish Line, Inc. (The), Class A	14,922	207,863
Genesco, Inc.*	7,045	185,354
Group 1 Automotive, Inc.*	7,088	166,781
Gymboree Corp.*	8,626	368,416
Haverty Furniture Cos., Inc.	5,483	67,386
hhgregg, Inc.*	3,877	90,412
Hibbett Sports, Inc.*	8,355	200,186
HOT Topic, Inc.	13,249	67,305
Jo-Ann Stores, Inc.*	7,971	298,992
Jos. A. Bank Clothiers, Inc.*	5,357	289,224
Kirkland’s, Inc.*	4,987	84,156
Lithia Motors, Inc., Class A	6,400	39,552
Lumber Liquidators Holdings, Inc.* (a)	6,534	152,438
MarineMax, Inc.*	6,799	47,185
Men’s Wearhouse, Inc. (The)	15,314	281,165
Midas, Inc.*	4,194	32,168
Monro Muffler Brake, Inc.	5,795	229,076
OfficeMax, Inc.*	24,714	322,765
Pacific Sunwear Of California*	19,900	63,680
Penske Automotive Group, Inc.*	12,925	146,828
PEP Boys-Manny Moe & Jack	15,489	137,233
Pier 1 Imports, Inc.*	30,531	195,704
Rent-A-Center, Inc., Class A*	19,109	387,148
Rue21, Inc.*	4,341	131,706
Sally Beauty Holdings, Inc.*	27,666	226,861
Select Comfort Corp.*	16,069	140,604
Shoe Carnival, Inc.*	2,800	57,428
Sonic Automotive, Inc., Class A*	11,787	100,897
Stage Stores, Inc.	11,520	123,034
Stein Mart, Inc.*	8,214	51,173
Systemax, Inc.	3,255	49,053
Talbots, Inc.*	20,468	211,025
Ulta Salon Cosmetics & Fragrance, Inc.*	9,194	217,530
Vitamin Shoppe, Inc.* (a)	4,699	120,529
West Marine, Inc.*	4,589	49,928
Wet Seal, Inc. (The), Class A*	30,454	111,157
Zumiez, Inc.*	6,100	98,271

		9,023,494

Textiles, Apparel & Luxury Goods 2.0%
Carter’s, Inc.*	17,266	453,233
Cherokee, Inc.	2,537	43,383
Columbia Sportswear Co.	3,300	154,011
CROCS, Inc.*	25,104	265,600
Culp, Inc.*	2,807	30,765
Deckers Outdoor Corp.*	3,752	536,048
G-III Apparel Group Ltd.*	4,593	105,134
Iconix Brand Group, Inc.*	21,109	303,336
Joe’s Jeans, Inc.* (a)	13,416	26,564
Jones Apparel Group, Inc.	25,440	403,224
K-Swiss, Inc., Class A*	7,874	88,425
Lacrosse Footwear, Inc.	1,611	27,129
Liz Claiborne, Inc.* (a)	27,796	117,299
Maidenform Brands, Inc.*	6,739	137,206
Movado Group, Inc.*	4,761	50,847
Oxford Industries, Inc.	4,204	87,990
Perry Ellis International, Inc.*	3,059	61,792
Quiksilver, Inc.*	38,042	140,755
RG Barry Corp.	2,929	32,307
Skechers U.S.A., Inc., Class A*	10,073	367,866
Steven Madden Ltd.*	7,178	226,251
Timberland Co. (The), Class A*	12,090	195,253
True Religion Apparel, Inc.*	7,425	163,870
Under Armour, Inc., Class A* (a)	10,221	338,622
Unifi, Inc.*	12,914	49,331
UniFirst Corp.	4,095	180,262
Volcom, Inc.*	5,700	105,849
Warnaco Group, Inc. (The)*	12,885	465,664
Weyco Group, Inc. (a)	2,294	52,257
Wolverine World Wide, Inc.	14,423	363,748

		5,574,021

Thrifts & Mortgage Finance 1.5%
Abington Bancorp, Inc.	6,600	57,552
Astoria Financial Corp.	24,948	343,284
Bank Mutual Corp.	14,018	79,622
BankFinancial Corp.	6,195	51,480
Beneficial Mutual Bancorp, Inc.*	10,116	99,946
Berkshire Hills Bancorp, Inc.	4,200	81,816
BofI Holding, Inc.*	2,163	30,542
Brookline Bancorp, Inc.	17,192	152,665

2010 Semiannual Report 25

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Small Cap Index Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Thrifts & Mortgage Finance (continued)

Dime Community Bancshares	7,800	$96,174
ESB Financial Corp. (a)	2,900	37,845
ESSA Bancorp, Inc.	4,790	58,965
Federal Agricultural Mortgage Corp., Class C (a)	2,919	40,954
First Financial Holdings, Inc.	5,050	57,822
Flagstar Bancorp, Inc.*	13,984	43,910
Flushing Financial Corp.	9,192	112,418
Home Federal Bancorp, Inc.	5,100	64,413
Kearny Financial Corp.	4,473	40,973
Meridian Interstate Bancorp, Inc.* (a)	3,017	32,885
MGIC Investment Corp.* (a)	58,438	402,638
NewAlliance Bancshares, Inc.	30,355	340,280
Northwest Bancshares, Inc.	31,880	365,664
OceanFirst Financial Corp.	4,446	53,663
Ocwen Financial Corp.*	21,619	220,298
Oritani Financial Corp.	16,355	163,550
PMI Group, Inc. (The)*	42,124	121,738
Provident Financial Services, Inc.	17,452	204,014
Provident New York Bancorp	11,605	102,704
Radian Group, Inc.	38,845	281,238
Rockville Financial, Inc.	2,600	30,966
Roma Financial Corp. (a)	2,687	29,181
Territorial Bancorp, Inc.	3,684	69,812
Trustco Bank Corp.	22,524	126,134
United Financial Bancorp, Inc.	5,223	71,294
ViewPoint Financial Group	3,171	43,918
Westfield Financial, Inc.	9,190	76,553
WSFS Financial Corp.	1,507	54,146

		4,241,057

Tobacco 0.2%
Alliance One International, Inc.*	26,145	93,076
Star Scientific, Inc.* (a)	28,605	46,912
Universal Corp.	6,982	277,046
Vector Group Ltd. (a)	12,421	208,921

		625,955

Trading Companies & Distributors 0.8%
Aceto Corp.	7,952	45,565
Aircastle Ltd.	14,963	117,459
Applied Industrial Technologies, Inc.	12,306	311,588
Beacon Roofing Supply, Inc.*	13,318	239,990
CAI International, Inc.*	3,000	35,700
DXP Enterprises, Inc.*	2,575	40,299
H&E Equipment Services, Inc.*	8,386	62,811
Houston Wire & Cable Co.	5,300	57,505
Interline Brands, Inc.*	9,713	167,938
Kaman Corp.	7,605	168,223
RSC Holdings, Inc.*	14,597	90,063
Rush Enterprises, Inc., Class A*	9,502	126,947
TAL International Group, Inc.	4,926	110,687
Textainer Group Holdings Ltd.	2,841	68,582
Titan Machinery, Inc.*	4,023	52,822
United Rentals, Inc.*	17,681	164,787
Watsco, Inc.	8,052	466,372

		2,327,338

Water Utilities 0.3%
American States Water Co.	5,431	179,983
Artesian Resources Corp., Class A (a)	2,496	46,076
Cadiz, Inc.* (a)	4,084	49,294
California Water Service Group	5,703	203,597
Connecticut Water Service, Inc.	2,868	60,286
Consolidated Water Co. Ltd. (a)	4,562	51,916
Middlesex Water Co.	4,459	70,675
SJW Corp.	3,923	91,955
Southwest Water Co.	8,338	87,382
York Water Co. (The) (a)	4,300	61,060

		902,224

Wireless Telecommunication Services 0.3%
FiberTower Corp.* (a)	14,018	66,165
ICO Global Communications Holdings Ltd.*	27,976	45,041
NTELOS Holdings Corp.	8,718	149,949
Shenandoah Telecommunications Co.	7,028	124,677
Syniverse Holdings, Inc.*	19,995	408,898
USA Mobility, Inc.	6,529	84,355

		879,085

Total Common Stocks (cost $314,756,798)		272,742,724

Warrant 0.0%

	Number of Warrants

Oil, Gas & Consumable Fuels 0.0%
Greenhunter Energy, Inc., expiring 9/16/2011* (c)	100	0

Total Warrant (cost $ — )

26 Semiannual Report 2010

Mutual Fund 1.8%

	Shares	Market Value

Money Market Fund 1.8%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (d)	5,035,640	$5,035,640

Total Mutual Fund (cost $5,035,640)		5,035,640

Repurchase Agreements 7.8%

	Principal Amount

Morgan Stanley, 0.03%, dated 06/30/2010, due 07/01/2010, repurchase price $16,614,933, collateralized by U.S. Government Agency Securities ranging from 4.0% – 8.50%, maturing 03/01/2015 – 06/01/2040; total market value of $16,947,812. (e)	$16,614,919	16,614,919
Barclays Capital, 0.01%, dated 06/30/2010, due 07/01/2010, repurchase price $5,000,001, collateralized by U.S. Government Obligation, 1.875% maturing 06/30/2015; total market value $5,100,000. (e)	5,000,000	5,000,000

Total Repurchase Agreements (cost $21,614,919)		21,614,919

Total Investments (cost $341,407,357) (f) — 107.7%		299,393,283

Liabilities in excess of other assets — (7.7%)		(21,469,641)

NET ASSETS — 100.0%		$277,923,642

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $20,354,511.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Fair Valued Security.

(d)	Represents 7-day effective yield as of June 30, 2010.

(e)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of June 30, 2010 was $21,614,919.

(f)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

NV	Public Traded Company

REIT	Real Estate Investment Trust

SA	Stock Company

At June 30, 2010, the Fund’s open futures contracts were as follows (Note 2):

			Notional Value
Number of	Long		Covered by	Unrealized
Contracts	Contracts	Expiration	Contracts	Depreciation

90	Russell 2000 Mini Index	09/17/10	$5,470,200	$(95,821)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 27

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Small Cap
Index Fund

Assets:
Investments, at value* (cost $319,792,438)	$277,778,364
Repurchase agreements, at value and cost	21,614,919

Total Investments	299,393,283

Cash	1,191
Deposits with broker for futures	307,000
Dividends receivable	302,051
Security lending income receivable	38,919
Receivable for capital shares issued	150,995
Prepaid expenses and other assets	2,983

Total Assets	300,196,422

Liabilities:
Payable for capital shares redeemed	501,839
Payable for variation margin on futures contracts	48,600
Payable upon return of securities loaned (Note 2)	21,614,919
Accrued expenses and other payables:
Investment advisory fees	45,608
Fund administration fees	11,963
Accounting and transfer agent fees	11,925
Custodian fees	1,631
Compliance program costs (Note 3)	1,387
Professional fees	13,717
Printing fees	15,751
Other	5,440

Total Liabilities	22,272,780

Net Assets	$277,923,642

Represented by:
Capital	$363,062,266
Accumulated undistributed net investment income	336,033
Accumulated net realized losses from investment and futures transactions	(43,364,762)
Net unrealized appreciation/(depreciation) from investments	(42,014,074)
Net unrealized appreciation/(depreciation) from futures (Note 2)	(95,821)

Net Assets	$277,923,642

Net Assets:
Class Y Shares	$277,923,642

Total	$277,923,642

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	37,860,290

Total	37,860,290

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$7.34

*	Includes value of securities on loan of $ 20,354,511 (Note 2)

The accompanying notes are an integral part of these financial statements.

28 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Small Cap
Index Fund

INVESTMENT INCOME:
Interest income	$7
Dividend income	1,854,819
Income from securities lending (Note 2)	246,781
Foreign tax withholding	(29)

Total Income	2,101,578

EXPENSES:
Investment advisory fees	300,445
Fund administration fees	60,864
Professional fees	19,180
Printing fees	7,671
Trustee fees	5,437
Custodian fees	5,707
Accounting and transfer agent fees	11,372
Compliance program costs (Note 3)	583
Other	7,345

Total expenses before earnings credit and expenses waived	418,604
Earnings credit (Note 4)	(89)
Expenses voluntarily waived by adviser (Note 3)	(9,196)

Net Expenses	409,319

NET INVESTMENT INCOME	1,692,259

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(4,009,468)
Net realized gains from futures transactions (Note 2)	718,041

Net realized losses from investment and futures transactions	(3,291,427)

Net change in unrealized appreciation/(depreciation) from investments	(3,354,606)
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(462,968)

Net change in unrealized appreciation/(depreciation) from investments and futures	(3,817,574)

Net realized/unrealized losses from investments and futures transactions	(7,109,001)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,416,742)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 29

Statements of Changes in Net Assets

	NVIT Small Cap Index Fund

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$1,692,259	$3,187,026
Net realized losses from investment and futures transactions	(3,291,427)	(33,829,233)
Net change in unrealized appreciation/(depreciation) from investments and futures	(3,817,574)	98,345,393

Change in net assets resulting from operations	(5,416,742)	67,703,186

Distributions to Shareholders From:
Net investment income:
Class Y	(1,958,618)	(2,603,070)

Change in net assets from shareholder distributions	(1,958,618)	(2,603,070)

Change in net assets from capital transactions	(4,589,929)	16,669,100

Change in net assets	(11,965,289)	81,769,216

Net Assets:
Beginning of period	289,888,931	208,119,715

End of period	$277,923,642	$289,888,931

Accumulated undistributed net investment income at end of period	$336,033	$602,392

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$9,901,047	$65,035,958
Dividends reinvested	1,958,618	2,603,070
Cost of shares redeemed	(16,449,594)	(50,969,928)

Total Class Y	(4,589,929)	16,669,100

Change in net assets from capital transactions	$(4,589,929)	$16,669,100

SHARE TRANSACTIONS:
Class Y Shares
Issued	1,227,548	11,196,662
Reinvested	241,679	398,182
Redeemed	(2,073,521)	(7,831,915)

Total Class Y Shares	(604,294)	3,762,929

Total change in shares	(604,294)	3,762,929

The accompanying notes are an integral part of these financial statements.

30 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Small Cap Index Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	of Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover
Class Y Shares (f)
Six Months Ended June 30, 2010 (Unaudited) (d)	$7.54	0.04	(0.19)	(0.15)	(0.05)	–	–	(0.05)	$7.34	(2.03%)	$277,923,642	0.27%	1.13%	0.28%	13.00%
Year Ended December 31, 2009 (d)	$6.00	0.08	1.53	1.61	(0.07)	–	–	(0.07)	$7.54	26.95%	$289,888,931	0.30%	1.29%	0.30%	30.26%
Year Ended December 31, 2008	$9.30	0.10	(3.22)	(3.12)	(0.09)	(0.09)	–	(0.18)	$6.00	(34.01%)	$208,119,715	0.30%	1.19%	0.31%	29.74%
Period Ended December 31, 2007 (e)	$10.00	0.11	(0.70)	(0.59)	(0.11)	–	–	(0.11)	$9.30	(5.97%)	$343,269,405	0.27%	1.55%	0.28%	21.78%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from April 13, 2007 (commencement of operations) through December 31, 2007.
(f)	Effective May 1, 2008, Class ID Shares were renamed Class Y Shares.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 31

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Small Cap Index Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by other insurance companies and other series of the Trust that operate as funds-of-funds, such as the NVIT Investor Destinations Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

32 Semiannual Report 2010

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$272,742,724	$—	$—	$272,742,724
Mutual Fund	5,035,640	—	—	5,035,640
Repurchase Agreements	—	21,614,919	—	21,614,919
Warrant	—	—	—	—

Total Assets	277,778,364	21,614,919	—	299,393,283

Liabilities:
Futures contracts	(95,821)	—	—	(95,821)

Total Liabilities	(95,821)	—	—	(95,821)

Total	$277,682,543	$21,614,919	$—	$299,297,462

*	See Statement of Investments for identification of securities by type and industry classification.

2010 Semiannual Report 33

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Warrant

Balance as of 12/31/09	$—

Accrued Accretion/(Amortization)	—

Change in Unrealized Appreciation/(Depreciation)	—

Net Purchases/(Sales)	—

Transfers In/(Out) of Level 3	—

Balance as of 06/30/2010	$—

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Futures Contracts

The Fund is subject to equity price risk, credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. The Fund may also enter into futures contracts for non-hedging purposes. If the Fund does so, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the value of the Fund’s net assets after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed-delivery of securities or currencies at a specific future date and at a specific price or currency amount. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/ losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a) how and why an entity uses derivative

34 Semiannual Report 2010

instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

Fair Values of Derivative Instruments as of June 30, 2010

Derivatives not accounted for as hedging instruments

	Statement of Assets & Liabilities Location	Fair Value

Liabilities:
Futures — Equity contracts*	Net Assets — Unrealized depreciation from futures contracts	$(95,821)

Total		$(95,821)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Futures — Equity contracts	$718,041

Total	$718,041

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Futures — Equity contracts	$(462,968)

Total	$(462,968)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

(c)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

2010 Semiannual Report 35

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$20,354,511	$21,614,919

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

36 Semiannual Report 2010

Beginning with the 2007 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected BlackRock Investment Management LLC (“BlackRock”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of BlackRock.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1.5 billion	0.20%

$1.5 billion up to $3 billion	0.19%

$3 billion and more	0.18%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the subadviser. NFA paid the subadviser $50,908 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.30% for the Fund’s Class Y shares until at least April 30, 2011. Pursuant to the Expense Limitation Agreement, the expense ratio for Class Y shares of the Fund will not exceed 4.00% through March 1, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making

2010 Semiannual Report 37

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by period/year in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Fiscal Year	Fiscal Year	Six Months Ended
2007 Amount(a)	2008 Amount	2009 Amount	June 30, 2010	Total

$—	$21,347	$—	$—	$21,347

(a)	For the period from April 13, 2007 (commencement of operations) through December 31, 2007.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

In addition, NFA voluntarily agreed to waive from its Investment Advisory Fee an amount equal to $9,196 for which NFA shall not be entitled to later seek recoupment.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets

38 Semiannual Report 2010

according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal, Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $583.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2010 Semiannual Report 39

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $37,574,523 and sales of $37,660,290 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REITs and Real Estate Investments. Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$347,952,755	$22,488,882	$(71,048,354)	$(48,559,472)

40 Semiannual Report 2010

9. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 41

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

42 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Small Cap Index Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and BlackRock Investment Management, LLC, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that, for the one-year period ended September 30, 2009, the Fund’s performance for Class Y shares was in the first quintile of its Peer Group, and for the two-year period ended September 30, 2009, the Fund’s performance for Class Y shares was in the second quintile of its Peer Group. The Trustees noted that the Fund had performed favorably over the same time period compared to its Peer Universe. The Trustees then noted that the Peer Universe was not composed exclusively of index or index-based funds, but rather includes all small cap core funds underlying variable insurance products, regardless of asset size or primary channel of distribution. The Trustees also noted that the Fund slightly underperformed its benchmark, the Russell 2000 Index. The Trustees noted that this was to be expected given that the Index, unlike the Fund, does not have expenses. The Trustees noted that the Fund had underperformed its Index by only nine basis points for the two-year period ended September 30, 2009, and that a slight tracking error was to be expected.

The Trustees then noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class Y shares were in the first quintile of its Peer Group. The Trustees noted that shareholders the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees then noted that the breakpoints included in the Fund’s investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 43

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

44 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 45

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

46 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 47

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Oppenheimer NVIT Large Cap Growth Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-LCG (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	Oppenheimer NVIT Large Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Oppenheimer NVIT Large Cap Growth Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	884.30	3.04	0.65
	Hypothetical	[b]	1,000.00	1,021.57	3.26	0.65

Class II Shares	Actual		1,000.00	883.60	4.20	0.90
	Hypothetical	[b]	1,000.00	1,020.33	4.51	0.90

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	Oppenheimer NVIT Large Cap Growth Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	96.7%
Mutual Fund	4.1%
Liabilities in excess of other assets	(0	.8)%

	100.0%

Top Industries †

Computers & Peripherals	8.4%
Oil, Gas & Consumable Fuels	5.0%
Internet Software & Services	4.6%
Information Technology Services	4.5%
Pharmaceuticals	4.4%
Communications Equipment	4.3%
Software	4.2%
Health Care Providers & Services	3.8%
Textiles, Apparel & Luxury Goods	3.5%
Diversified Financial Services	3.5%
Other Industries	53.8%

100.0%

Top Holdings †

Apple, Inc.	4.4%
Invesco Liquid Assets Portfolio — Institutional Class	4.0%
Google, Inc., Class A	3.2%
Hewlett-Packard Co.	2.8%
PepsiCo, Inc.	2.6%
QUALCOMM, Inc.	2.6%
Occidental Petroleum Corp.	2.2%
Oracle Corp.	2.1%
Express Scripts, Inc.	2.0%
Visa, Inc., Class A	1.9%
Other Holdings	72.2%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

Oppenheimer NVIT Large Cap Growth Fund

Common Stocks 96.7%

	Shares	Market Value

Aerospace & Defense 3.3%
General Dynamics Corp.	990	$57,974
Goodrich Corp.	1,175	77,844
Lockheed Martin Corp.	1,535	114,358
United Technologies Corp.	1,500	97,365

		347,541

Beverages 2.7%
PepsiCo, Inc.	4,600	280,370

Biotechnology 3.4%
Amgen, Inc.*	2,685	141,231
Celgene Corp.*	2,670	135,690
Gilead Sciences, Inc.*	2,440	83,643

		360,564

Capital Markets 2.2%
Charles Schwab Corp. (The)	4,975	70,546
Credit Suisse Group AG REG	2,467	92,752
Goldman Sachs Group, Inc. (The)	290	38,068
T. Rowe Price Group, Inc.	660	29,298

		230,664

Chemicals 3.4%
Celanese Corp., Series A	1,470	36,618
Ecolab, Inc.	600	26,946
Monsanto Co.	1,245	57,544
Potash Corp. of Saskatchewan, Inc.	1,005	86,671
Praxair, Inc.	1,960	148,940

		356,719

Commercial Banks 0.8%
PNC Financial Services Group, Inc.	90	5,085
Wells Fargo & Co.	3,250	83,200

		88,285

Communications Equipment 4.3%
Cisco Systems, Inc.*	4,300	91,633
Juniper Networks, Inc.*	3,730	85,119
QUALCOMM, Inc.	8,455	277,662

		454,414

Computers & Peripherals 8.4%
Apple, Inc.*	1,845	464,073
Hewlett-Packard Co.	7,000	302,960
NetApp, Inc.*	3,325	124,056

		891,089

Diversified Financial Services 3.6%
BM&F Bovespa SA	13,840	89,711
CME Group, Inc.	260	73,203
IntercontinentalExchange, Inc.*	755	85,337
JPMorgan Chase & Co.	3,090	113,125
MSCI, Inc., Class A*	575	15,755

		377,131

Electrical Equipment 1.6%
ABB Ltd. REG*	7,908	137,683
Emerson Electric Co.	750	32,767

		170,450

Electronic Equipment, Instruments & Components 0.9%
Corning, Inc.	5,630	90,924

Energy Equipment & Services 2.9%
Cameron International Corp.*	1,575	51,219
Halliburton Co.	4,585	112,562
Schlumberger Ltd.	2,505	138,626

		302,407

Food & Staples Retailing 1.6%
Wal-Mart Stores, Inc.	3,505	168,485

Food Products 3.1%
Dannone SA	200	10,722
General Mills, Inc.	1,500	53,280
Nestle SA REG	3,082	148,611
Unilever NV CVA-NL	4,195	114,562

		327,175

Health Care Equipment & Supplies 3.5%
Baxter International, Inc.	2,825	114,808
COVIDIEN PLC	530	21,295
DENTSPLY International, Inc.	2,440	72,981
St. Jude Medical, Inc.*	1,615	58,285
Stryker Corp.	1,945	97,367

		364,736

Health Care Providers & Services 3.8%
Express Scripts, Inc.*	4,645	218,408
Henry Schein, Inc.*	1,655	90,859
Medco Health Solutions, Inc.*	1,735	95,564

		404,831

Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	2,295	151,172

Household Products 1.6%
Colgate-Palmolive Co.	2,200	173,272

Information Technology Services 4.5%
Cognizant Technology Solutions Corp., Class A*	990	49,560
International Business Machines Corp.	170	20,992
MasterCard, Inc., Class A	685	136,678
Visa, Inc., Class A	2,875	203,406
Western Union Co. (The)	4,385	65,380

		476,016

Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	1,010	110,353

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

Oppenheimer NVIT Large Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Internet Software & Services 4.6%
Akamai Technologies, Inc.*	510	$20,691
eBay, Inc.*	6,520	127,857
Google, Inc., Class A*	755	335,937

		484,485

Life Sciences Tools & Services 1.6%
Mettler-Toledo International, Inc.*	100	11,163
Thermo Fisher Scientific, Inc.*	3,275	160,639

		171,802

Machinery 1.9%
Danaher Corp.	280	10,393
Joy Global, Inc.	2,210	110,699
Parker Hannifin Corp.	1,380	76,535

		197,627

Media 2.9%
Cablevision Systems Corp., Class A	5,285	126,893
McGraw-Hill Cos., Inc. (The)	2,585	72,742
Walt Disney Co. (The)	3,545	111,667

		311,302

Metals & Mining 0.3%
Barrick Gold Corp.	170	7,720
Xstrata PLC	2,135	27,957

		35,677

Multiline Retail 0.5%
Target Corp.	1,040	51,137

Oil, Gas & Consumable Fuels 5.0%
Apache Corp.	1,165	98,081
ConocoPhillips	430	21,109
EOG Resources, Inc.	790	77,712
Occidental Petroleum Corp.	2,945	227,207
Range Resources Corp.	1,035	41,555
Southwestern Energy Co.*	1,665	64,336

		530,000

Pharmaceuticals 4.4%
Allergan, Inc.	3,005	175,071
Bristol-Myers Squibb Co.	840	20,950
Novo Nordisk AS, Class B	1,025	82,812
Roche Holding AG	860	118,372
Shire PLC	3,555	72,928

		470,133

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	830	54,481

Road & Rail 1.0%
Union Pacific Corp.	1,520	105,655

Semiconductors & Semiconductor Equipment 3.3%
Broadcom Corp., Class A	5,160	170,125
First Solar, Inc.*	965	109,846
NVIDIA Corp.*	6,700	68,407

		348,378

Software 4.3%
Adobe Systems, Inc.*	5,785	152,898
Oracle Corp.	10,575	226,939
VMware, Inc., Class A*	1,120	70,101

		449,938

Specialty Retail 1.7%
Bed Bath & Beyond, Inc.*	2,745	101,785
TJX Cos., Inc.	1,780	74,671

		176,456

Textiles, Apparel & Luxury Goods 3.6%
Coach, Inc.	4,400	160,820
NIKE, Inc., Class B	1,865	125,981
Polo Ralph Lauren Corp.	1,245	90,835

		377,636

Tobacco 0.8%
Philip Morris International, Inc.	1,745	79,991

Wireless Telecommunication Services 2.3%
Crown Castle International Corp.*	3,590	133,763
NII Holdings, Inc.*	3,330	108,292

		242,055

Total Common Stocks (cost $10,416,563)		10,213,351

Mutual Fund 4.1%

Money Market Fund 4.1%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (a)	429,690	429,690

Total Mutual Fund (cost $429,690)		429,690

Total Investments (cost $10,846,253) (b) — 100.8%		10,643,041

Liabilities in excess of other assets — (0.8%)		(84,621)

NET ASSETS — 100.0%		$10,558,420

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2010.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AG	Stock Corporation

6 Semiannual Report 2010

AS	Stock Corporation

CVA	Dutch Certificate

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Oppenheimer
NVIT Large Cap
Growth Fund

Assets:
Investments, at value (cost $10,846,253)	$10,643,041
Foreign currencies, at value (cost $694)	694
Dividends receivable	7,084
Receivable for investments sold	740,519
Receivable for capital shares issued	905
Reclaims receivable	2,998
Receivable from adviser	5,899
Prepaid expenses and other assets	2,409

Total Assets	11,403,549

Liabilities:
Payable for investments purchased	801,896
Payable for capital shares redeemed	3,375
Cash overdraft (Note 2)	692
Accrued expenses and other payables:
Fund administration fees	6,764
Distribution fees	655
Administrative servicing fees	8,288
Accounting and transfer agent fees	7,629
Compliance program costs (Note 3)	53
Professional fees	7,181
Printing fees	8,462
Other	134

Total Liabilities	845,129

Net Assets	$10,558,420

Represented by:
Capital	$10,629,243
Accumulated undistributed net investment income	10,079
Accumulated net realized gains from investment and foreign currency transactions	121,804
Net unrealized appreciation/(depreciation) from investments	(203,212)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	506

Net Assets	$10,558,420

Net Assets:
Class I Shares	$7,459,148
Class II Shares	3,099,272

Total	$10,558,420

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	603,779
Class II Shares	251,187

Total	854,966

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$12.35
Class II Shares	$12.34

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Oppenheimer
NVIT Large Cap
Growth Fund

INVESTMENT INCOME:
Dividend income	$55,969
Foreign tax withholding	(1,671)

Total Income	54,298

EXPENSES:
Investment advisory fees	25,266
Fund administration fees	14,968
Distribution fees Class II Shares	3,100
Administrative servicing fees Class I Shares	5,720
Administrative servicing fees Class II Shares	1,860
Professional fees	7,486
Printing fees	5,608
Trustee fees	180
Custodian fees	186
Accounting and transfer agent fees	4,835
Compliance program costs (Note 3)	18
Other	947

Total expenses before earnings credit and expenses reimbursed	70,174
Earnings credit (Note 4)	(2)
Expenses reimbursed by adviser (Note 3)	(34,199)

Net Expenses	35,973

NET INVESTMENT INCOME	18,325

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	124,290
Net realized losses from foreign currency transactions (Note 2)	(1,023)

Net realized gains from investment and foreign currency transactions	123,267

Net change in unrealized appreciation/(depreciation) from investments	(1,566,402)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	506

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(1,565,896)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(1,442,629)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,424,304)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets

	Oppenheimer NVIT Large Cap
	Growth Fund

	Six Months Ended
	June 30, 2010	Period Ended
	(Unaudited)	December 31, 2009 (a)
Operations:
Net investment income	$18,325	$9,765
Net realized gains from investment and foreign currency transactions	123,267	224,479
Net change in unrealized appreciation/(depreciation) from investments and translations of assets and liabilities denominated in foreign currencies	(1,565,896)	1,363,190

Change in net assets resulting from operations	(1,424,304)	1,597,434

Distributions to Shareholders From:
Net investment income:
Class I	(7,665)	(11,579)
Class II	(836)	(82)
Net realized gains:
Class I	(58,085)	(115,249)
Class II	(23,846)	(26,626)

Change in net assets from shareholder distributions	(90,432)	(153,536)

Change in net assets from capital transactions	3,377,393	7,251,865

Change in net assets	1,862,657	8,695,763

Net Assets:
Beginning of period	8,695,763	–

End of period	$10,558,420	$8,695,763

Accumulated undistributed net investment income at end of period	$10,079	$255

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,962,236	$5,713,467
Dividends reinvested	65,750	126,828
Cost of shares redeemed	(481,270)	(169,941)

Total Class I	1,546,716	5,670,354

Class II Shares
Proceeds from shares issued	2,023,358	1,577,115
Dividends reinvested	24,682	26,708
Cost of shares redeemed	(217,363)	(22,312)

Total Class II	1,830,677	1,581,511

Change in net assets from capital transactions	$3,377,393	$7,251,865

SHARE TRANSACTIONS:
Class I Shares
Issued	136,688	500,876
Reinvested	4,903	9,168
Redeemed	(35,087)	(12,769)

Total Class I Shares	106,504	497,275

Class II Shares
Issued	144,374	120,374
Reinvested	1,842	1,917
Redeemed	(15,567)	(1,753)

Total Class II Shares	130,649	120,538

Total change in shares	237,153	617,813

Amount designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

Oppenheimer NVIT Large Cap Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized									Ratio of Net	Ratio of
			and								Ratio of	Investment	Expenses
	Net Asset		Unrealized								Expenses	Income	(Prior to
	Value,	Net	Gains (Losses)	Total	Net	Net		Net Asset		Net Assets	to Average	to Average	Reimbursements)
	Beginning	Investment	from	from	Investment	Realized	Total	Value, End	Total	at End	Net	Net	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	of Period	Assets (b)	Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$14.08	0.03	(1.65)	(1.62)	(0.01)	(0.10)	(0.11)	$12.35	(11.57%)	$7,459,148	0.65%	0.42%	1.31%	26.22%
Period Ended December 31, 2009 (e) (f)	$10.00	0.03	4.32	4.35	(0.03)	(0.24)	(0.27)	$14.08	43.53%	$7,000,118	0.65%	0.29%	1.44%	29.72%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$14.07	0.01	(1.64)	(1.63)	–	(0.10)	(0.10)	$12.34	(11.64%)	$3,099,272	0.90%	0.20%	1.61%	26.22%
Period Ended December 31, 2009 (e) (f)	$10.00	–	4.33	4.33	(0.02)	(0.24)	(0.26)	$14.07	43.29%	$1,695,645	0.89%	0.02%	1.94%	29.72%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Oppenheimer NVIT Large Cap Growth Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Mutual Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from

12 Semiannual Report 2010

quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$347,541	$—	$—	$347,541

Beverages	280,370	—	—	280,370

Biotechnology	360,564	—	—	360,564

Capital Markets	137,912	92,752	—	230,664

Chemicals	356,719	—	—	356,719

Commercial Banks	88,285	—	—	88,285

Communications Equipment	454,414	—	—	454,414

Computers & Peripherals	891,089	—	—	891,089

Diversified Financial Services	377,131	—	—	377,131

Electrical Equipment	32,767	137,683	—	170,450

Electronic Equipment, Instruments & Components	90,924	—	—	90,924

Energy Equipment & Services	302,407	—	—	302,407

Food & Staples Retailing	168,485	—	—	168,485

Food Products	53,280	273,895	—	327,175

Health Care Equipment & Supplies	364,736	—	—	364,736

Health Care Providers & Services	404,831	—	—	404,831

Hotels, Restaurants & Leisure	151,172	—	—	151,172

Household Products	173,272	—	—	173,272

Information Technology Services	476,016	—	—	476,016

Internet & Catalog Retail	110,353	—	—	110,353

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total

Internet Software & Services	$484,485	$—	$—	$484,485

Life Sciences Tools & Services	171,802	—	—	171,802

Machinery	197,627	—	—	197,627

Media	311,302	—	—	311,302

Metals & Mining	7,720	27,957	—	35,677

Multiline Retail	51,137	—	—	51,137

Oil, Gas & Consumable Fuels	530,000	—	—	530,000

Pharmaceuticals	196,021	274,112	—	470,133

Real Estate Management & Development	54,481	—	—	54,481

Road & Rail	105,655	—	—	105,655

Semiconductors & Semiconductor Equipment	348,378	—	—	348,378

Software	449,938	—	—	449,938

Specialty Retail	176,456	—	—	176,456

Textiles, Apparel & Luxury Goods	377,636	—	—	377,636

Tobacco	79,991	—	—	79,991

Wireless Telecommunication Services	242,055	—	—	242,055

Total Common Stocks	9,406,952	806,399	—	10,213,351

Mutual Fund	429,690	—	—	429,690

Total Assets	$9,836,642	$806,399	$—	$10,643,041

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $692 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 4.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the

14 Semiannual Report 2010

accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2009 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Oppenheimer Funds, Inc. (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.50%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $12,633 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.50% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund are:

Period Ended	Six Months Ended
2009 Amount (a)	June 30, 2010	Total

$30,715	$34,199	$64,914

(a)	For the period March 25, 2009 (commencement of operations) through December 31, 2009.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average

16 Semiannual Report 2010

daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $7,580 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $18.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $5,852,001 and sales of $2,575,514 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

18 Semiannual Report 2010

8. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$10,853,978	$504,365	$(715,302)	$(210,937)

9. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 19

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

20 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

Oppenheimer NVIT Large Cap Growth Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and OppenheimerFunds, Inc. (“Oppenheimer”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. With respect to performance, the Trustees noted that, for the period since the Fund’s inception in March 2009 through September 30, 2009, the Fund’s performance for Class II shares was in the first quintile of its Peer Group. The Trustees noted that the Fund’s relatively short performance history may not be a reliable indicator of the Fund’s performance over longer periods. As was the case upon initial approval of Oppenheimer, the Trustees took into consideration Oppenheimer’s performance and services over longer periods regarding the management of comparable accounts.

Turning to expenses, the Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class II shares were in the first quintile of its Peer Group. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 21

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

22 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

24 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 25

Van Kampen NVIT Comstock Value Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

13	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CVAL (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	Van Kampen NVIT Comstock Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
Van Kampen NVIT Comstock			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Value Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	939.20	4.42	0.92
	Hypothetical	[b]	1,000.00	1,020.23	4.61	0.92

Class II Shares	Actual		1,000.00	937.90	5.62	1.17
	Hypothetical	[b]	1,000.00	1,018.99	5.86	1.17

Class IV Shares	Actual		1,000.00	938.20	4.42	0.92
	Hypothetical	[b]	1,000.00	1,020.23	4.61	0.92

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	Van Kampen NVIT Comstock Value Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	97.7%
Mutual Fund	1.2%
Other assets in excess of liabilities	1.1%

100.0%

Top Industries †

Media	14.9%
Insurance	10.8%
Pharmaceuticals	9.6%
Oil, Gas & Consumable Fuels	6.3%
Diversified Financial Services	5.9%
Internet Software & Services	4.0%
Health Care Providers & Services	3.7%
Food & Staples Retailing	3.5%
Commercial Banks	3.4%
Diversified Telecommunication Services	3.3%
Other Industries	34.6%

100.0%

Top Holdings †

Comcast Corp., Class A	5.0%
Chubb Corp.	4.8%
Viacom, Inc., Class B	4.2%
International Paper Co.	2.8%
Pfizer, Inc.	2.6%
eBay, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
Bank of America Corp.	2.4%
Wal-Mart Stores, Inc.	2.3%
Bristol-Myers Squibb Co.	2.2%
Other Holdings	68.6%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks 97.7%

	Shares	Market Value

Aerospace & Defense 0.9%
Honeywell International, Inc.	43,100	$1,682,193

Beverages 1.6%
Coca-Cola Co. (The)	44,900	2,250,388
PepsiCo, Inc.	9,700	591,215

		2,841,603

Capital Markets 3.2%
Bank of New York Mellon Corp. (The)	136,821	3,378,110
Goldman Sachs Group, Inc. (The)	12,400	1,627,748
State Street Corp.	19,900	673,018

		5,678,876

Chemicals 0.6%
E.I. du Pont de Nemours & Co.	31,940	1,104,805

Commercial Banks 3.3%
PNC Financial Services Group, Inc.	45,900	2,593,350
U.S. Bancorp	59,900	1,338,765
Wells Fargo & Co.	77,300	1,978,880

		5,910,995

Communications Equipment 1.1%
Cisco Systems, Inc.*	88,500	1,885,935

Computers & Peripherals 1.7%
Dell, Inc.*	98,729	1,190,672
Hewlett-Packard Co.	44,152	1,910,898

		3,101,570

Diversified Financial Services 5.9%
Bank of America Corp.	292,009	4,196,169
Citigroup, Inc.*	481,000	1,808,560
JPMorgan Chase & Co.	121,500	4,448,115

		10,452,844

Diversified Telecommunication Services 3.2%
AT&T, Inc.	93,100	2,252,089
Verizon Communications, Inc.	124,910	3,499,978

		5,752,067

Electric Utilities 0.5%
American Electric Power Co., Inc.	26,200	846,260

Electrical Equipment 0.8%
Emerson Electric Co.	30,400	1,328,176

Energy Equipment & Services 1.7%
Halliburton Co.	99,700	2,447,635
Noble Corp.*	20,867	644,999

		3,092,634

Food & Staples Retailing 3.5%
CVS Caremark Corp.	72,600	2,128,632
Wal-Mart Stores, Inc.	83,360	4,007,115

		6,135,747

Food Products 3.1%
Kraft Foods, Inc., Class A	93,459	2,616,852
Unilever NV NYRS-NL	103,227	2,820,162

		5,437,014

Health Care Equipment & Supplies 0.3%
Boston Scientific Corp.*	104,600	606,680

Health Care Providers & Services 3.7%
Cardinal Health, Inc.	92,547	3,110,505
UnitedHealth Group, Inc.	76,229	2,164,903
WellPoint, Inc.*	25,100	1,228,143

		6,503,551

Household Products 0.5%
Procter & Gamble Co. (The)	14,500	869,710

Industrial Conglomerates 2.8%
General Electric Co.	162,600	2,344,692
Textron, Inc.	10,663	180,951
Tyco International Ltd.	71,400	2,515,422

		5,041,065

Information Technology Services 0.8%
Accenture PLC, Class A	26,600	1,028,090
Western Union Co. (The)	27,000	402,570

		1,430,660

Insurance 10.7%
Aflac, Inc.	20,600	879,002
Berkshire Hathaway, Inc., Class B*	27,000	2,151,630
Chubb Corp.	170,006	8,502,000
MetLife, Inc.	69,600	2,628,096
Torchmark Corp.	24,100	1,193,191
Travelers Cos., Inc. (The)	75,100	3,698,675

		19,052,594

Internet Software & Services 3.9%
eBay, Inc.*	232,700	4,563,247
Yahoo!, Inc.*	173,938	2,405,563

		6,968,810

Machinery 1.1%
Ingersoll-Rand PLC	55,100	1,900,399

Media 14.8%
Comcast Corp., Class A	502,259	8,724,239
DIRECTV Group, Inc. (The), Class A*	52,991	1,797,454
News Corp., Class B	175,800	2,434,830
Time Warner Cable, Inc.	54,926	2,860,546

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

Van Kampen NVIT Comstock Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Media (continued)

Time Warner, Inc.	105,900	$3,061,569
Viacom, Inc., Class B	235,186	7,377,785

		26,256,423

Metals & Mining 0.7%
Alcoa, Inc.	124,954	1,257,037

Multiline Retail 1.2%
J.C. Penney Co., Inc.	44,700	960,156
Macy’s, Inc.	26,958	482,548
Target Corp.	14,300	703,131

		2,145,835

Multi-Utilities 0.3%
Sempra Energy	12,400	580,196

Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp.	14,635	528,177
BP PLC ADR-UK	27,600	797,088
Chevron Corp.	50,300	3,413,358
ConocoPhillips	55,600	2,729,404
Royal Dutch Shell PLC ADR-NL	50,934	2,557,906
Total SA ADR-FR	24,500	1,093,680

		11,119,613

Paper & Forest Products 2.7%
International Paper Co.	214,674	4,858,073

Personal Products 0.5%
Avon Products, Inc.	35,095	930,018

Pharmaceuticals 9.5%
Abbott Laboratories	32,517	1,521,146
Bristol-Myers Squibb Co.	155,451	3,876,948
Eli Lilly & Co.	23,764	796,094
GlaxoSmithKline PLC ADR-UK	26,200	891,062
Merck & Co., Inc.	109,660	3,834,810
Pfizer, Inc.	325,016	4,634,728
Roche Holding AG ADR-CH	37,700	1,293,110

		16,847,898

Semiconductors & Semiconductor Equipment 1.9%
Intel Corp.	134,200	2,610,190
KLA-Tencor Corp.	26,926	750,697

		3,360,887

Software 0.3%
Microsoft Corp.	25,100	577,551

Specialty Retail 1.9%
Home Depot, Inc.	58,400	1,639,288
Lowe’s Cos., Inc.	81,700	1,668,314

		3,307,602

Tobacco 1.8%
Altria Group, Inc.	64,637	1,295,325
Philip Morris International, Inc.	40,063	1,836,488

		3,131,813

Wireless Telecommunication Services 0.9%
Vodafone Group PLC ADR-UK	75,200	1,554,384

Total Common Stocks (cost $173,910,741)		173,551,518

Mutual Fund 1.2%
Money Market Fund 1.2%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (a)	2,167,551	2,167,551

Total Mutual Fund (cost $2,167,551)		2,167,551

Total Investments (cost $176,078,292) (b) — 98.9%		175,719,069

Other assets in excess of liabilities — 1.1%		1,905,405

NET ASSETS — 100.0%		$177,624,474

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2010.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

FR	France

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

SA	Stock Company

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Van Kampen NVIT
Comstock Value Fund

Assets:
Investments, at value (cost $176,078,292)	$175,719,069
Cash	245,646
Interest and dividends receivable	427,293
Receivable for investments sold	2,593,410
Receivable for capital shares issued	72,536
Reclaims receivable	2,540
Prepaid expenses and other assets	1,977

Total Assets	179,062,471

Liabilities:
Payable for investments purchased	1,179,861
Payable for capital shares redeemed	22,625
Accrued expenses and other payables:
Investment advisory fees	106,083
Fund administration fees	10,255
Distribution fees	26,164
Administrative servicing fees	57,609
Accounting and transfer agent fees	2,288
Custodian fees	807
Compliance program costs (Note 3)	616
Professional fees	10,601
Printing fees	20,692
Other	396

Total Liabilities	1,437,997

Net Assets	$177,624,474

Represented by:
Capital	$287,902,278
Accumulated undistributed net investment income	351,681
Accumulated net realized losses from investment transactions	(110,270,262)
Net unrealized appreciation/(depreciation) from investments	(359,223)

Net Assets	$177,624,474

Net Assets:
Class I Shares	$38,453,271
Class II Shares	121,161,978
Class IV Shares	18,009,225

Total	$177,624,474

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	4,645,088
Class II Shares	14,707,355
Class IV Shares	2,175,156

Total	21,527,599

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.28
Class II Shares	$8.24
Class IV Shares	$8.28

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Van Kampen NVIT
Comstock Value Fund

INVESTMENT INCOME:
Dividend income	$2,173,351
Foreign tax withholding	(861)

Total Income	2,172,490

EXPENSES:
Investment advisory fees	665,318
Fund administration fees	44,681
Distribution fees Class II Shares	161,836
Administrative servicing fees Class I Shares	32,679
Administrative servicing fees Class II Shares	97,102
Administrative servicing fees Class IV Shares	15,171
Professional fees	14,700
Printing fees	10,473
Trustee fees	3,507
Custodian fees	3,311
Accounting and transfer agent fees	2,006
Compliance program costs (Note 3)	418
Other	5,047

Total expenses before earnings credits	1,056,249
Earnings credit (Note 4)	(2)

Net Expenses	1,056,247

NET INVESTMENT INCOME	1,116,243

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,806,467
Net change in unrealized appreciation/(depreciation) from investments	(15,479,414)

Net realized/unrealized losses from investments	(13,672,947)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,556,704)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	Van Kampen NVIT Comstock Value Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$1,116,243	$2,110,596
Net realized gains/(losses) from investment transactions	1,806,467	(42,794,587)
Net change in unrealized appreciation/(depreciation) from investments	(15,479,414)	74,859,209

Change in net assets resulting from operations	(12,556,704)	34,175,218

Distributions to Shareholders From:
Net investment income:
Class I	(322,153)	(463,749)
Class II	(833,718)	(947,687)
Class IV	(149,439)	(255,567)

Change in net assets from shareholder distributions	(1,305,310)	(1,667,003)

Change in net assets from capital transactions	41,301,400	(40,403,796)

Change in net assets	27,439,386	(7,895,581)

Net Assets:
Beginning of period	150,185,088	158,080,669

End of period	$177,624,474	$150,185,088

Accumulated undistributed net investment income at end of period	$351,681	$540,748

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,796,039	$9,602,985
Dividends reinvested	322,153	463,749
Cost of shares redeemed	(5,203,220)	(20,500,129)

Total Class I	(2,085,028)	(10,433,395)

Class II Shares
Proceeds from shares issued	50,365,792	25,816,426
Dividends reinvested	833,718	947,687
Cost of shares redeemed	(5,880,233)	(46,691,615)

Total Class II	45,319,277	(19,927,502)

Class IV Shares
Proceeds from shares issued	444,102	687,241
Dividends reinvested	149,439	255,567
Cost of shares redeemed	(2,526,390)	(10,985,707)

Total Class IV	(1,932,849)	(10,042,899)

Change in net assets from capital transactions	$41,301,400	$(40,403,796)

SHARE TRANSACTIONS:
Class I Shares
Issued	307,977	1,319,917
Reinvested	35,121	67,057
Redeemed	(575,842)	(2,882,455)

Total Class I Shares	(232,744)	(1,495,481)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	Van Kampen NVIT Comstock Value Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	5,571,181	3,939,716
Reinvested	91,263	140,525
Redeemed	(638,843)	(6,798,890)

Total Class II Shares	5,023,601	(2,718,649)

Class IV Shares
Issued	49,498	96,077
Reinvested	16,294	37,506
Redeemed	(280,412)	(1,638,695)

Total Class IV Shares	(214,620)	(1,505,112)

Total change in shares	4,576,237	(5,719,242)

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

Van Kampen NVIT Comstock Value Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized
			and										Ratio of
			Unrealized									Ratio of Net	Expenses
	Net Asset		Gains								Ratio of	Investment	(Prior to
	Value,	Net	(Losses)	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)		Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.88	0.06	(0.59)	(0.53)	(0.07)	–	(0.07)	$8.28	(6.08%)	$38,453,271	0.92%	1.33%	0.92%		10.23%
Year Ended December 31, 2009 (e)	$6.99	0.11	1.86	1.97	(0.08)	–	(0.08)	$8.88	28.55%	$43,338,047	0.96%	1.52%	0	.96%(f)	36.39%
Year Ended December 31, 2008	$11.50	0.20	(4.38)	(4.18)	(0.19)	(0.14)	(0.33)	$6.99	(36.99%)	$44,542,409	0.94%	2.03%	0	.94%(f)	44.30%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.22%)	$93,367,104	0.87%	1.78%	0	.87%(f)	29.74%
Year Ended December 31, 2006	$11.53	0.23	1.55	1.78	(0.21)	(0.56)	(0.77)	$12.54	15.91%	$112,029,051	0.93%	1.84%	0	.93%(f)	25.62%
Year Ended December 31, 2005	$11.53	0.20	0.29	0.49	(0.19)	(0.30)	(0.49)	$11.53	4.25%	$103,564,811	0.94%	1.65%	0	.94%(f)	33.13%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.84	0.05	(0.59)	(0.54)	(0.06)	–	(0.06)	$8.24	(6.21%)	$121,161,978	1.17%	1.07%	1.17%		10.23%
Year Ended December 31, 2009(e)	$6.96	0.09	1.86	1.95	(0.07)	–	(0.07)	$8.84	28.27%	$85,611,402	1.24%	1.30%	1	.24%(f)	36.39%
Year Ended December 31, 2008	$11.45	0.16	(4.35)	(4.19)	(0.16)	(0.14)	(0.30)	$6.96	(37.22%)	$86,316,563	1.28%	1.68%	1	.28%(f)	44.30%
Year Ended December 31, 2007	$12.50	0.17	(0.48)	(0.31)	(0.18)	(0.56)	(0.74)	$11.45	(2.61%)	$316,794,259	1.21%	1.42%	1	.21%(f)	29.74%
Year Ended December 31, 2006	$11.50	0.16	1.58	1.74	(0.18)	(0.56)	(0.74)	$12.50	15.56%	$204,233,443	1.26%	1.45%	1	.26%(f)	25.62%
Year Ended December 31, 2005	$11.50	0.14	0.31	0.45	(0.15)	(0.30)	(0.45)	$11.50	3.95%	$60,617,204	1.28%	1.31%	1	.31%(f)	33.13%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	There were no fee reductions during the period.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

Van Kampen NVIT Comstock Value Fund (Continued)

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized
			and										Ratio of
			Unrealized									Ratio of Net	Expenses
	Net Asset		Gains								Ratio of	Investment	(Prior to
	Value,	Net	(Losses)	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average		Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)		Turnover (d)
Class IV Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.89	0.06	(0.60)	(0.54)	(0.07)	–	(0.07)	$8.28	(6.18%)	$18,009,225	0.92%	1.33%	0.92%		10.23%
Year Ended December 31, 2009 (e)	$6.99	0.11	1.87	1.98	(0.08)	–	(0.08)	$8.89	28.69%	$21,235,639	0.96%	1.56%	0	.96%(f)	36.39%
Year Ended December 31, 2008	$11.50	0.20	(4.37)	(4.17)	(0.20)	(0.14)	(0.34)	$6.99	(36.96%)	$27,221,697	0.90%	2.07%	0	.90%(f)	44.30%
Year Ended December 31, 2007	$12.54	0.23	(0.49)	(0.26)	(0.22)	(0.56)	(0.78)	$11.50	(2.19%)	$48,991,872	0.83%	1.81%	0	.83%(f)	29.74%
Year Ended December 31, 2006	$11.53	0.23	1.55	1.78	(0.21)	(0.56)	(0.77)	$12.54	15.94%	$58,521,276	0.90%	1.86%	0	.90%(f)	25.62%
Year Ended December 31, 2005	$11.52	0.19	0.31	0.50	(0.19)	(0.30)	(0.49)	$11.53	4.36%	$55,297,136	0.93%	1.67%	0	.93%(f)	33.13%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	There were no fee reductions during the period.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Van Kampen NVIT Comstock Value Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:

Common Stocks	$173,551,518	$—	$—	$173,551,518

Mutual Fund	2,167,551	—	—	2,167,551

Total Assets	$175,719,069	$—	$—	$175,719,069

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for

14 Semiannual Report 2010

federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Beginning June 1, 2010, NFA has selected Invesco Advisers, Inc. (the “Subadviser”) (formerly known as Van Kampen Asset Management) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser. Prior to June 1, 2010, Van Kampen Asset Management was the subadviser for the Fund.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $50 million	0.80%

$50 million up to $250 million	0.65%

$250 million up to $500 million	0.60%

$500 million and more	0.55%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadvisers $302,302 for the six months ended June 30, 2010.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

16 Semiannual Report 2010

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares and 0.20% of the average daily net assets of Class IV shares of the Fund.

For the six months ended June 30, 2010, NFS received $144,952 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $418.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $61,621,693 and sales of $18,635,815 (excluding short-term securities).

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$190,371,636	$5,005,630	$(19,658,197)	$(14,652,567)

8. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

18 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 19

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

Van Kampen NVIT Comstock Value Fund

After noting that the Board was scheduled to consider the approval of a new sub-advisory agreement with Invesco Advisers, Inc. (“Invesco”) in connection with the sale of Morgan Stanley’s Van Kampen Asset Management (“Van Kampen”) business and portions of Morgan Stanley Investment Management Inc.’s related businesses to Invesco Ltd. (the “Invesco Transaction”) later in the meeting, the Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Van Kampen, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. With respect to performance, the Trustees noted that, for each of the three- and five-year periods ended September 30, 2009, the Fund’s performance for Class II shares was in the fourth quintile of its Peer Group, while for the one-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the third quintile and above the median of its Peer Group. The Trustees noted that, with respect to the five-year period ended September 30, 2009, the Fund’s Class II shares underperformed the Fund’s benchmark, the Russell 1000 Value Index, but that, for each of the one- and three-year periods ended September 30, 2009, the Fund’s Class II shares outperformed its benchmark. The Trustees noted that the Fund’s underperformance in 2007 and 2008 was primarily attributable to market conditions that had not been conducive to the Van Kampen’s contrarian approach.

The Trustees then noted that the Fund’s contractual advisory fee for Class II shares was in the third quintile and slightly above the median of its Peer Group. The Trustees also noted that while the Fund’s actual advisory fee was in the fifth quintile of its Peer Group, it was in the fourth quintile of its Peer Universe. The Trustees noted that the Fund’s total expenses were in the fifth quintile of its Peer Group, and that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. With respect to economies of scale, the Trustees noted that the advisory fee schedule includes breakpoints, and that the first breakpoint has been reached.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

Approval of New Sub-Advisory Agreement

At the March 10, 2010 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved a new sub-advisory agreement with Invesco as sub-adviser to the Fund. The Trustees noted that approval of the new sub-advisory agreement was being sought in connection with the Invesco Transaction, which resulted in a statutory assignment, and subsequent termination, of the Fund’s current sub-advisory agreement. The Trustees were provided with a detailed memorandum explaining that, as part of the Invesco Transaction, the entire Comstock Value portfolio management team was expected to join

20 Semiannual Report 2010

Invesco, and that no changes to the team’s process or strategies were expected. In considering whether to approve the new sub-advisory agreement with Invesco, the Board also took into account the materials, including investment performance and expense data, which had been presented to the Board as part of its annual contract review process.

The Board reviewed the terms of the sub-advisory agreement and noted that the non-compensatory terms are substantially similar in all material respects as the terms of the sub- advisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the sub-advisory services to be provided by Invesco were appropriate for the Fund in light of its investment objective. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board of Trustees concluded that the approval of the sub-advisory agreement was in the best interests of the Fund and its shareholders and unanimously approved the sub-advisory agreement.

2010 Semiannual Report 21

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

22 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

24 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 25

NVIT Real Estate Fund (formerly, Van Kampen NVIT Real Estate Fund)
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

6	Statement of Assets and Liabilities

7	Statement of Operations

8	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

19	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-RE (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Real Estate Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Real Estate Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	1,065.50	4.97	0.97
	Hypothetical	[b]	1,000.00	1,019.98	4.86	0.97

Class II Shares	Actual		1,000.00	1,063.00	6.24	1.22
	Hypothetical	[b]	1,000.00	1,018.74	6.11	1.22

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Real Estate Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	98.3%
Mutual Fund	2.1%
Liabilities in excess of other assets	(0	.4)%

	100.0%

Top Industries †

Real Estate Investment Trusts (REITs)	89.8%
Hotels, Restaurants & Leisure	3.5%
Real Estate Management & Development	3.4%
Health Care Providers & Services	1.3%
Other Industries	2.0%

100.0%

Top Holdings †

Simon Property Group, Inc.	11.2%
Equity Residential	9.9%
Vornado Realty Trust	7.0%
Public Storage	5.5%
Boston Properties, Inc.	5.4%
Host Hotels & Resorts, Inc.	4.5%
Regency Centers Corp.	4.3%
HCP, Inc.	4.1%
AvalonBay Communities, Inc.	3.9%
Starwood Hotels & Resorts Worldwide, Inc.	3.4%
Other Holdings	40.8%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Real Estate Fund

Common Stocks 98.3%

	Shares	Market Value

Health Care Providers & Services 1.3%
Assisted Living Concepts, Inc., Class A*	98,608	$2,917,811
Capital Senior Living Corp.*	69,431	345,072

		3,262,883

Hotels, Restaurants & Leisure 3.5%
Morgans Hotel Group Co.*	48,876	301,076
Starwood Hotels & Resorts Worldwide, Inc.	213,211	8,833,332

		9,134,408

Real Estate Investment Trusts (REITs) 90.1%
Acadia Realty Trust	114,649	1,928,396
AMB Property Corp.	160,004	3,793,695
Apartment Investment & Management Co., Class A	58,928	1,141,435
AvalonBay Communities, Inc.	108,094	10,092,737
BioMed Realty Trust, Inc.	60,720	976,985
Boston Properties, Inc.	197,726	14,105,773
BRCP REIT I, LLC* (a) (c)	1,255,145	439,301
BRCP REIT II, LLC* (a) (c)	2,381,870	952,748
BRE Properties, Inc.	8,990	332,001
Cabot Industrial Value Fund LP* (a) (c)	5,040	1,864,800
Camden Property Trust	142,699	5,829,254
Colony Financial, Inc.	36,360	614,484
Cousins Properties, Inc.	415,021	2,797,242
CreXus Investment Corp.	51,430	639,275
DCT Industrial Trust, Inc.	321,351	1,452,507
Digital Realty Trust, Inc.	23,396	1,349,481
Douglas Emmett, Inc.	35,620	506,516
Duke Realty Corp.	84,198	955,647
Equity Lifestyle Properties, Inc.	112,946	5,447,386
Equity One, Inc.	5,841	91,120
Equity Residential	616,572	25,674,058
Essex Property Trust, Inc.	249	24,287
Extendicare Real Estate Investment Trust	14,738	118,231
Federal Realty Investment Trust	72,387	5,086,634
HCP, Inc.	330,824	10,669,074
Healthcare Realty Trust, Inc.	240,888	5,292,309
Host Hotels & Resorts, Inc.	867,488	11,693,738
HRPT Properties Trust*	85,740	532,445
Keystone Industrial Fund LP* (a) (c)	2,700,000	2,106,000
Kilroy Realty Corp.	46,253	1,375,102
Kite Realty Group Trust	61,756	258,140
Lexington Realty Trust	19,940	119,839
Liberty Property Trust	56,807	1,638,882
LTC Properties, Inc.	17,476	424,143
Macerich Co. (The)	80,106	2,989,556
Mack-Cali Realty Corp.	153,590	4,566,231
Nationwide Health Properties, Inc.	43,335	1,550,093
Pebblebrook Hotel Trust*	3,570	67,295
Plum Creek Timber Co., Inc.	214,281	7,399,123
Post Properties, Inc.	76,956	1,749,210
ProLogis	64,870	657,133
PS Business Parks, Inc.	36,507	2,036,360
Public Storage	163,693	14,390,252
Rayonier, Inc.	29,605	1,303,212
Regency Centers Corp.	321,402	11,056,229
Retail Opportunity Investments Corp.	205,791	1,985,883
Senior Housing Properties Trust	330,204	6,640,402
Simon Property Group, Inc.	362,404	29,264,123
Sovran Self Storage, Inc.	37,563	1,293,294
Starwood Property Trust, Inc.	101,409	1,718,883
Taubman Centers, Inc.	35,283	1,327,699
Ventas, Inc.	108,496	5,093,887
Vornado Realty Trust	248,514	18,129,096

		233,541,626

Real Estate Management & Development 3.4%
Brookfield Properties Corp.	337,354	4,736,450
Forest City Enterprises, Inc., Class A*	251,215	2,843,754
Hudson Pacific Properties, Inc.*	79,050	1,363,612

		8,943,816

Total Common Stocks (cost $216,445,465)		254,882,733

Mutual Fund 2.1%

Money Market Fund 2.1%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (b)	5,328,283	5,328,283

Total Mutual Fund (cost $5,328,283)		5,328,283

Total Investments (cost $221,773,748) (d) — 100.4%		260,211,016

Liabilities in excess of other assets — (0.4)%		(1,051,517)

NET ASSETS — 100.0%		$259,159,499

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	Securities considered illiquid and restricted. The total value of such securities as of June 30, 2010 was $5,362,849 and represents 2.07% of Net Assets.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

LLC	Limited Liability Company

LP	Limited Partnership

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
Real Estate Fund

Assets:
Investments, at value (cost $221,773,748)	$260,211,016
Foreign currencies, at value (cost $488)	470
Dividends receivable	690,010
Receivable for investments sold	339,645
Prepaid expenses and other assets	2,882

Total Assets	261,244,023

Liabilities:
Payable for investments purchased	1,574,068
Payable for capital shares redeemed	271,988
Accrued expenses and other payables:
Investment advisory fees	157,570
Fund administration fees	11,731
Distribution fees	12,417
Administrative servicing fees	31,569
Accounting and transfer agent fees	2,309
Trustee fees	187
Compliance program costs (Note 3)	1,816
Professional fees	11,097
Other	9,772

Total Liabilities	2,084,524

Net Assets	$259,159,499

Represented by:
Capital	$212,150,298
Accumulated undistributed net investment income	855,010
Accumulated net realized gains from investment and foreign currency transactions	7,716,964
Net unrealized appreciation/(depreciation) from investments	38,437,268
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(41)

Net Assets	$259,159,499

Net Assets:
Class I Shares	$202,233,272
Class II Shares	56,926,227

Total	$259,159,499

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	26,376,614
Class II Shares	7,451,406

Total	33,828,020

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.67
Class II Shares	$7.64

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Real Estate Fund

INVESTMENT INCOME:
Dividend income	$4,319,408
Foreign tax withholding	(19,809)

Total Income	4,299,599

EXPENSES:
Investment advisory fees	922,958
Fund administration fees	55,158
Distribution fees Class II Shares	71,125
Administrative servicing fees Class I Shares	155,102
Administrative servicing fees Class II Shares	42,675
Professional fees	17,910
Printing fees	49,222
Trustee fees	4,572
Custodian fees	4,531
Accounting and transfer agent fees	2,200
Compliance program costs (Note 3)	530
Other	25,262

Total expenses before earnings credits	1,351,245
Earnings credit (Note 4)	(6)

Net Expenses	1,351,239

NET INVESTMENT INCOME	2,948,360

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	9,068,709
Net realized gains from foreign currency transactions (Note 2)	47

Net realized gains from investment and foreign currency transactions	9,068,756

Net change in unrealized appreciation/(depreciation) from investments	3,771,647
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(41)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	3,771,606

Net realized/unrealized gains from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	12,840,362

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,788,722

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statements of Changes in Net Assets

	NVIT Real Estate Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$2,948,360	$1,830,876
Net realized gains from investment and foreign currency transactions	9,068,756	1,997,430
Net change in unrealized appreciation from investments and translations of assets and liabilities denominated in foreign currencies	3,771,606	37,221,967

Change in net assets resulting from operations	15,788,722	41,050,273

Distributions to Shareholders From:
Net investment income:
Class I	(1,692,388)	(1,625,890)
Class II	(400,962)	(395,422)
Net realized gains:
Class I	(1,351,124)	(639,310)
Class II	(383,029)	(171,012)

Change in net assets from shareholder distributions	(3,827,503)	(2,831,634)

Change in net assets from capital transactions	(7,363,620)	210,767,740

Change in net assets	4,597,599	248,986,379

Net Assets:
Beginning of period	254,561,900	5,575,521

End of period	$259,159,499	$254,561,900

Accumulated undistributed net investment income (loss) at end of period	$855,010	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8,984,439	$23,626,969
Proceeds from shares issued in-kind (Note 8)	–	172,779,862
Dividends reinvested	3,043,512	2,265,200
Cost of shares redeemed	(20,939,498)	(30,814,094)

Total Class I	(8,911,547)	167,857,937

Class II Shares
Proceeds from shares issued	5,306,714	7,396,866
Proceeds from shares issued in-kind (Note 8)	–	40,061,229
Dividends reinvested	783,991	566,434
Cost of shares redeemed	(4,542,778)	(5,114,726)

Total Class II	1,547,927	42,909,803

Change in net assets from capital transactions	$(7,363,620)	$210,767,740

Amounts designated as “–” are zero or have been rounded to zero.
The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

	NVIT Real Estate Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	1,145,203	3,667,017
Issued in-kind (Note 8)	–	27,822,844
Reinvested	369,197	314,341
Redeemed	(2,722,899)	(4,880,988)

Total Class I Shares	(1,208,499)	26,923,214

Class II Shares
Issued	656,236	1,307,790
Issued in-kind (Note 8)	–	6,430,374
Reinvested	95,376	79,818
Redeemed	(597,123)	(837,334)

Total Class II Shares	154,489	6,980,648

Total change in shares	(1,054,010)	33,903,862

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Real Estate Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$7.30	0.09	0.39	0.48	(0.06)	(0.05)	–	(0.11)	$7.67	6.55%	$202,233,272	0.97%	2.29%	0.97%	11.56%
Year Ended December 31, 2009 (e)	$5.71	0.13	1.59	1.72	(0.11)	(0.02)	–	(0.13)	$7.30	30.84%	$201,455,813	0.97%	1.99%	0.97%	31.82%
Period Ended December 31, 2008 (f)	$10.00	0.12	(4.19)	(4.07)	(0.12)	–	(0.10)	(0.22)	$5.71	(40.88%)	$3,776,313	0.89%	2.20%	1.33%	19.78%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$7.28	0.08	0.38	0.46	(0.05)	(0.05)	–	(0.10)	$7.64	6.30%	$56,926,227	1.22%	2.04%	1.22%	11.56%
Year Ended December 31, 2009 (e)	$5.69	0.12	1.59	1.71	(0.10)	(0.02)	–	(0.12)	$7.28	30.52%	$53,106,087	1.22%	1.82%	1.22%	31.82%
Period Ended December 31, 2008 (f)	$10.00	0.12	(4.22)	(4.10)	(0.11)	–	(0.10)	(0.21)	$5.69	(41.07%)	$1,799,208	1.24%	2.62%	1.52%	19.78%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Real Estate Fund (formerly, Van Kampen NVIT Real Estate Fund) (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

2010 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Health Care Providers & Services	$3,262,883	$—	$—	$3,262,883

Hotels, Restaurants & Leisure	9,134,408	—	—	9,134,408

Real Estate Investment Trusts (REITs)	228,178,777	—	5,362,849	233,541,626

Real Estate Management & Development	8,943,816	—	—	8,943,816

Total Common Stocks	249,519,884	—	5,362,849	254,882,733

Mutual Fund	5,328,283	—	—	5,328,283

Total Assets	$254,848,167	$—	$5,362,849	$260,211,016

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

12 Semiannual Report 2010

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common
Stock

Balance as of 12/31/09	$5,500,404

Accrued Accretion/(Amortization)	—

Change in Unrealized Appreciation/(Depreciation)	(471,068)

Net Purchases/(Sales)	333,513

Transfers In/(Out) of Level 3	—

Balance as of 06/30/2010	$5,362,849

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(c)	Restricted Securities

At June 30, 2010, the Fund owned restricted private placement instruments. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Trustees. The acquisition dates of these investments, their costs, and their values at June 30, 2010 were as follows:

	Number	Acquisition			% of
	of Shares	Date	Cost	Market Value	Net Assets

BRCP REIT I, LLC	1,255,145	8/14/2009	$470,409	$439,301	0.17%

BRCP REIT II, LLC	2,048,357	8/14/2009	1,229,014	819,343	0.32%

BRCP REIT II, LLC	333,513	1/27/2010	333,513	133,405	0.05%

Cabot Industrial Value Fund II, LP	5,040	8/14/2009	2,394,000	1,864,800	0.72%

Keystone Industrial Fund LP	2,619,000	8/14/2009	2,146,491	2,042,820	0.79%

Keystone Industrial Fund LP	81,000	11/13/2009	80,407	63,180	0.02%

Total			$6,653,834	$5,362,849	2.07%

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary

14 Semiannual Report 2010

of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Beginning May 1, 2010, NFA has selected Morgan Stanley Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser. Prior to May 1, 2010, Van Kampen Asset Management was the subadviser for the Fund.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.70%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $593,331 for the six months ended June 30, 2010.

Until April 30, 2010, the Trust and NFA had entered into a written Expense Limitation Agreement, which limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.85% for all share classes.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Fiscal Year	Six Months Ended
2008 Amount (a)	2009 Amount	June 30, 2010	Total

$14,613	$—	$—	$14,613

(a)	For the period March 28, 2008 (commencement of operations) through December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $197,777 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $530.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of

16 Semiannual Report 2010

NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $29,482,875 and sales of $33,066,807 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REITs and Real Estate Investments. Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. Other

During the year-ended December 31, 2009, the Fund issued shares of beneficial interest in exchange for securities tendered to the Fund by the purchaser of such shares. The Fund issued 34,253,218 shares of beneficial interest in exchange for securities with a market value of $212,841,091 that were tendered by the purchaser as in-kind consideration for the purchase of shares of beneficial interest of the Fund on August 14, 2009.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$223,094,259	$40,736,000	$(3,619,243)	$37,116,757

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

18 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 19

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Real Estate Fund

After noting that the Board was scheduled to consider the approval of a new sub-advisory agreement with Morgan Stanley Investment Management Inc. (“MSIM”) in connection with the sale of Morgan Stanley’s Van Kampen Asset Management (“Van Kampen”) business and portions of MSIM’s related businesses to Invesco Ltd. (the “Invesco Transaction”) later in the meeting, the Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Van Kampen, the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. With respect to performance, the Trustees noted that, for the one-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the second quintile of its Peer Group and outperformed its benchmark, the NAREIT Index. In light of the Fund’s relatively short performance history, the Trustees took into consideration Van Kampen’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of Van Kampen.

With respect to expenses, the Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class II shares were in the second quintile of its Peer Group. The Trustees then noted that the Fund’s total expenses for Class II shares were in the first quintile of its Peer Group. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

Approval of New Sub-Advisory Agreement

At the March 10, 2010 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved a new sub-advisory agreement with MSIM as sub-adviser to the Fund in connection with the Invesco Transaction. The Trustees were provided with a detailed memorandum explaining the effect of the Invesco Transaction on the Fund’s current portfolio management team. In particular, it was noted that, although the members of the Fund’s portfolio management team were dual employees of Van Kampen and MSIM prior to the Invesco Transaction, they were not included in the sale to Invesco Ltd. and, as such, they would no longer be employed by Van Kampen, but would remain employees of MSIM. NFA recommended that the Board approve a new sub-advisory agreement with MSIM in order to ensure the continued provision of sub-advisory services to the Fund by the same portfolio management team. The Trustees noted that the management team was expected to continue using the same strategies and criteria it had used in the past when managing assets. In considering whether to approve the new sub-advisory

20 Semiannual Report 2010

agreement with MSIM, the Board also took into account the materials, including investment performance and expense data, which had been presented to the Board as part of its annual contract review process.

The Board reviewed the terms of the sub-advisory agreement and noted that the non-compensatory terms are substantially similar in all material respects as the terms of the sub-advisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the sub-advisory services to be provided by MSIM were appropriate for the Fund in light of its investment objective. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board of Trustees concluded that the approval of the sub-advisory agreement was in the best interests of the Fund and its shareholders and unanimously approved the sub-advisory agreement.

2010 Semiannual Report 21

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

22 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

24 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 25

NVIT Multi-Manager International Growth Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

26	Supplemental Information

28	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-IG (8/10)

This page intentionally left blank

Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Multi-Manager International Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
International Growth Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	913.60	5.03	1.06
	Hypothetical	[b]	1,000.00	1,019.54	5.31	1.06

Class II Shares	Actual		1,000.00	911.80	6.21	1.31
	Hypothetical	[b]	1,000.00	1,018.30	6.56	1.31

Class III Shares	Actual		1,000.00	912.40	5.22	1.10
	Hypothetical	[b]	1,000.00	1,019.34	5.51	1.10

Class VI Shares	Actual		1,000.00	911.60	6.40	1.35
	Hypothetical	[b]	1,000.00	1,018.10	6.76	1.35

Class Y Shares	Actual		1,000.00	912.80	4.51	0.95
	Hypothetical	[b]	1,000.00	1,020.08	4.76	0.95

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager International Growth Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	94.8%
Mutual Fund	4.7%
Other assets in excess of liabilities	0.5%

100.0%

Top Industries †

Pharmaceuticals	8.6%
Oil, Gas & Consumable Fuels	7.2%
Commercial Banks	5.8%
Media	4.8%
Wireless Telecommunication Services	4.2%
Food Products	4.0%
Electronic Equipment, Instruments & Components	3.9%
Machinery	3.9%
Tobacco	2.8%
Semiconductors & Semiconductor Equipment	2.8%
Other Industries	52.0%

100.0%

Top Holdings †

Invesco Liquid Assets Portfolio — Institutional Class	4.8%
Teva Pharmaceutical Industries Ltd.	1.9%
Roche Holding AG	1.9%
Nestle SA	1.7%
Imperial Tobacco Group PLC	1.6%
America Movil SAB de CV	1.5%
Anheuser-Busch InBev NV	1.5%
Shire PLC	1.5%
Reckitt Benckiser Group PLC	1.5%
Hyundai Mobis	1.4%
Other Holdings	80.7%

100.0%

Top Countries †

United Kingdom	17.1%
Japan	8.6%
Switzerland	7.5%
Germany	6.7%
Canada	6.6%
Australia	5.1%
France	5.1%
United States	4.8%
Netherlands	4.3%
South Korea	3.1%
Other Countries	31.1%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 94.8%

	Shares	Market Value

AUSTRALIA 5.1%
Beverages 0.3%
Coca-Cola Amatil Ltd.	140,600	$1,407,803

Biotechnology 0.7%
CSL Ltd.	137,833	3,763,315

Containers & Packaging 0.4%
Amcor Ltd.	365,900	1,950,099

Food & Staples Retailing 0.5%
Woolworths Ltd.	126,097	2,854,204

Health Care Equipment & Supplies 1.3%
Cochlear Ltd.	107,946	6,723,818

Insurance 0.6%
QBE Insurance Group Ltd.	209,577	3,180,136

Metals & Mining 1.3%
BHP Billiton Ltd.	222,221	6,913,197

		26,792,572

AUSTRIA 0.2%
Machinery 0.2%
Andritz AG	16,500	920,378

BELGIUM 1.7%
Beverages 1.5%
Anheuser-Busch InBev NV	167,965	8,075,972

Electrical Equipment 0.2%
Bekaert SA	6,800	1,133,668

		9,209,640

BERMUDA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Frontline Ltd.	41,300	1,178,702

BRAZIL 1.7%
Commercial Banks 0.8%
Banco Bradesco SA ADR-BR	267,524	4,242,931

Oil, Gas & Consumable Fuels 0.7%
Petroleo Brasileiro SA — Preference Shares ADR-BR	135,359	4,033,698

Paper & Forest Products 0.2%
Duratex SA	97,300	879,743

		9,156,372

CANADA 6.6%
Aerospace & Defense 0.6%
Bombardier, Inc., Class B	646,479	2,939,231

Insurance 1.0%
Fairfax Financial Holdings Ltd.	9,739	3,566,804
Intact Financial Corp.	34,900	1,471,993

		5,038,797

Media 0.2%
Imax Corp.*	79,900	1,166,540

Metals & Mining 0.5%
Red Back Mining, Inc.*	81,900	2,070,292
Western Coal Corp.*	200,100	781,941

		2,852,233

Oil, Gas & Consumable Fuels 3.4%
Canadian Natural Resources Ltd.	108,033	3,585,370
Cenovus Energy, Inc.	136,692	3,518,257
EnCana Corp.	102,129	3,092,987
Pacific Rubiales Energy Corp.*	59,700	1,338,070
Suncor Energy, Inc.	126,039	3,709,362
Talisman Energy, Inc.	195,130	2,951,100

		18,195,146

Road & Rail 0.5%
Canadian National Railway Co.	50,278	2,881,463

Textiles, Apparel & Luxury Goods 0.4%
Gildan Activewear, Inc.*	53,800	1,541,370
Lululemon Athletica, Inc.*	10,600	394,532

		1,935,902

		35,009,312

CAYMAN ISLANDS 0.1%
Personal Products 0.1%
Herbalife Ltd.	16,500	759,825

CHINA 1.4%
Commercial Banks 1.0%
Industrial & Commercial Bank of China, H Shares	7,630,000	5,545,902

Food Products 0.2%
China Yurun Food Group Ltd.	259,000	814,476

Real Estate Management & Development 0.1%
Agile Property Holdings Ltd. (a)	516,000	527,792

Textiles, Apparel & Luxury Goods 0.1%
Anta Sports Products Ltd.	313,000	563,463

		7,451,633

DENMARK 2.7%
Chemicals 0.2%
Novozymes AS, Class B (a)	11,400	1,216,437

Construction & Engineering 0.6%
FLSmidth & Co. AS	44,557	2,875,492

Food Products 0.5%
Danisco AS	39,200	2,637,854

Health Care Equipment & Supplies 0.2%
Coloplast AS, Class B	12,200	1,210,963

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

DENMARK (continued)

Pharmaceuticals 1.2%
Novo Nordisk AS, Class B	80,973	$6,542,031

		14,482,777

FINLAND 0.5%
Machinery 0.5%
Kone OYJ, Class B	22,000	875,937
Metso OYJ (a)	52,900	1,695,262

		2,571,199

FRANCE 5.1%
Aerospace & Defense 0.2%
Safran SA	36,000	1,004,230

Commercial Banks 0.9%
BNP Paribas	86,532	4,655,490

Energy Equipment & Services 0.0% †
Technip SA	1,800	103,241

Food Products 0.7%
Dannone SA	75,602	4,053,038

Hotels, Restaurants & Leisure 0.3%
Sodexo	27,000	1,498,416

Insurance 0.5%
AXA SA	162,505	2,482,604

Machinery 0.4%
Vallourec SA	11,700	2,017,224

Media 1.1%
Eutelsat Communications (a)	134,795	4,512,616
Publicis Groupe SA	31,100	1,240,572

		5,753,188

Oil, Gas & Consumable Fuels 0.9%
Total SA	102,830	4,590,209

Professional Services 0.1%
Bureau Veritas SA	10,900	590,354

		26,747,994

GERMANY 6.6%
Automobiles 1.3%
Bayerische Motoren Werke AG	140,332	6,816,846

Chemicals 0.4%
Lanxess AG	56,400	2,373,957

Health Care Providers & Services 0.8%
Fresenius Medical Care AG & Co. KGaA (a)	77,587	4,186,172

Pharmaceuticals 1.1%
Bayer AG	105,840	5,914,489

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG*	269,364	1,561,613

Software 0.6%
SAP AG	69,829	3,105,102

Textiles, Apparel & Luxury Goods 2.1%
Adidas AG	131,935	6,387,620
Puma AG Rudolf Dassler Sport	17,722	4,710,147

		11,097,767

		35,055,946

HONG KONG 2.2%
Biotechnology 0.1%
Sino Biopharmaceutical	1,442,000	561,149

Distributors 0.5%
Li & Fung Ltd.	650,000	2,908,085

Industrial Conglomerates 0.9%
Hutchison Whampoa Ltd.	793,000	4,880,177

Personal Products 0.1%
Hengan International Group Co., Ltd	42,000	340,092

Specialty Retail 0.5%
Esprit Holdings Ltd.	500,603	2,688,920

Trading Companies & Distributors 0.1%
Noble Group Ltd.	417,727	504,900

		11,883,323

INDIA 2.0%
Automobiles 0.1%
Bajaj Auto Ltd.	10,700	569,423

Commercial Banks 0.1%
Yes Bank Ltd.	125,600	719,906

Construction & Engineering 0.1%
IRB Infrastructure Developers Ltd.	96,400	548,441

Consumer Finance 0.1%
Shriram Transport Finance Co. Ltd.	29,211	359,982

Electrical Equipment 0.5%
Bharat Heavy Electricals, Ltd.	49,261	2,595,397

Information Technology Services 1.1%
Infosys Technologies Ltd. ADR-IN	96,610	5,787,905

		10,581,054

INDONESIA 0.3%
Food Products 0.1%
Indofoods Sukses Makmur Tbk PT	904,500	409,720

Machinery 0.2%
United Tractors Tbk PT (a)	450,000	922,341

		1,332,061

IRELAND 1.5%
Pharmaceuticals 1.5%
Shire PLC	391,392	8,029,111

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

ISRAEL 2.1%
Pharmaceuticals 1.9%
Teva Pharmaceutical Industries Ltd. ADR-IL	200,031	$10,399,612

Semiconductors & Semiconductor Equipment 0.2%
Mellanox Technologies Ltd.*	42,048	920,851

		11,320,463

ITALY 1.3%
Aerospace & Defense 0.6%
Finmeccanica SpA	323,224	3,350,687

Commercial Banks 0.7%
UniCredit SpA	1,663,950	3,680,718

		7,031,405

JAPAN 8.6%
Auto Components 0.8%
Denso Corp.	125,900	3,479,738
NGK Spark Plug Co., Ltd.	50,000	620,740

		4,100,478

Automobiles 0.9%
Fuji Heavy Industries Ltd.*	208,000	1,114,273
Toyota Motor Corp.	114,900	3,947,809

		5,062,082

Chemicals 0.4%
Showa Denko KK	1,051,000	1,898,165

Consumer Finance 0.2%
ORIX Corp.	11,700	847,604

Electrical Equipment 1.3%
Nidec Corp.	83,700	7,007,127

Electronic Equipment, Instruments & Components 2.0%
HOYA Corp.	168,700	3,589,544
Keyence Corp.	18,140	4,194,737
Omron Corp.	136,800	2,982,160

		10,766,441

Health Care Equipment & Supplies 0.1%
Sysmex Corp.	6,100	346,443

Machinery 2.0%
Fanuc Ltd.	42,900	4,844,378
Hino Motors Ltd.	156,000	769,168
Komatsu Ltd. (a)	152,800	2,751,337
Sumitomo Heavy Industries Ltd.	408,000	2,393,957

		10,758,840

Marine 0.4%
Kawasaki Kisen Kaisha Ltd.*	513,000	2,086,027

Media 0.2%
Dentsu, Inc.	43,100	1,138,291

Semiconductors & Semiconductor Equipment 0.3%
Disco Corp.	24,900	1,575,274

		45,586,772

LUXEMBOURG 0.2%
Specialty Retail 0.1%
L’Occitane International SA*	249,900	544,928

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA	8,400	680,988

		1,225,916

MEXICO 2.4%
Beverages 0.1%
Fomento Economico Mexicano SAB de CV ADR-MX	8,096	349,342

Commercial Banks 0.1%
Grupo Financiero Banorte SAB de CV, Class O	182,600	691,824

Media 0.7%
Grupo Televisa SA ADR-MX	206,994	3,603,766

Wireless Telecommunication Services 1.5%
America Movil SAB de CV ADR-MX, Series L	170,328	8,090,580

		12,735,512

NETHERLANDS 4.3%
Air Freight & Logistics 0.9%
TNT NV	185,128	4,662,839

Diversified Telecommunication Services 0.8%
Koninklijke (Royal) KPN NV	323,099	4,118,386

Food & Staples Retailing 0.9%
Koninklijke Ahold NV (a)	382,645	4,733,275

Food Products 0.8%
Unilever NV CVA	154,162	4,210,043

Life Sciences Tools & Services 0.1%
QIAGEN NV*	25,800	501,937

Professional Services 0.1%
Randstad Holding NV*	16,322	641,376

Transportation Infrastructure 0.2%
Koninklijke Vopak NV	30,400	1,114,029

Wireless Telecommunication Services 0.5%
VimpelCom Ltd. ADR-NL*	159,242	2,576,536

		22,558,421

NORWAY 0.8%
Energy Equipment & Services 0.3%
Petroleum Geo-Services ASA*	204,797	1,707,059

Insurance 0.3%
Storebrand ASA* (a)	308,600	1,586,639

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

NORWAY (continued)

Media 0.2%
Schibsted ASA	41,400	$793,920

		4,087,618

PHILIPPINES 0.9%
Wireless Telecommunication Services 0.9%
Philippine Long Distance Telephone Co.	95,420	4,879,272

RUSSIA 0.8%
Oil, Gas & Consumable Fuels 0.8%
Gazprom OAO ADR-RU	218,010	4,104,756

SINGAPORE 2.8%
Commercial Banks 1.3%
United Overseas Bank Ltd.	514,000	7,150,701

Diversified Financial Services 0.0% †
K-Green Trust*	192,000	144,072

Industrial Conglomerates 1.1%
Keppel Corp. Ltd.	973,000	5,874,546

Marine 0.3%
Neptune Orient Lines Ltd.*	951,000	1,343,240

Real Estate Management & Development 0.1%
Yanlord Land Group Ltd.	412,000	504,462

		15,017,021

SOUTH AFRICA 0.2%
Pharmaceuticals 0.1%
Aspen Pharmacare Holdings Ltd.*	39,900	394,008

Specialty Retail 0.1%
Truworths International Ltd.	80,400	559,612

		953,620

SOUTH KOREA 3.1%
Auto Components 1.4%
Hyundai Mobis	45,384	7,612,009

Automobiles 0.2%
Kia Motors Corp.	32,800	869,080

Containers & Packaging 0.1%
Lock & Lock Co. Ltd.	19,600	598,354

Electronic Equipment, Instruments & Components 0.8%
Samsung Electro-Mechanics Co. Ltd.	19,200	2,400,955
Samsung SDI Co. Ltd. (a)	11,400	1,595,418

		3,996,373

Internet Software & Services 0.6%
NHN Corp.*	21,034	3,128,370

		16,204,186

SPAIN 0.6%
Diversified Telecommunication Services 0.4%
Telefonica SA	110,815	2,052,814

Information Technology Services 0.2%
Amadeus IT Holding SA, Class A*	54,288	863,019

		2,915,833

SWEDEN 0.6%
Media 0.3%
Modern Times Group AB, Class B	22,800	1,248,150

Metals & Mining 0.1%
SSAB AB, Class A	43,500	584,031

Tobacco 0.2%
Swedish Match AB	51,200	1,118,839

		2,951,020

SWITZERLAND 7.5%
Capital Markets 0.5%
Julius Baer Group Ltd.	92,919	2,649,361

Chemicals 1.6%
Clariant AG REG*	165,800	2,099,427
Syngenta AG REG	28,293	6,536,138

		8,635,565

Food Products 1.7%
Nestle SA REG	181,938	8,772,838

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	2,200	269,979

Machinery 0.2%
Sulzer AG REG	12,300	1,147,279

Media 0.8%
Informa PLC	810,396	4,281,604

Pharmaceuticals 2.6%
Novartis AG REG	87,680	4,249,247
Roche Holding AG	71,096	9,785,775

		14,035,022

		39,791,648

TAIWAN 2.9%
Airlines 0.2%
Eva Airways Corp.*	1,954,000	1,146,252

Electronic Equipment, Instruments & Components 1.1%
Hon Hai Precision Industry Co., Ltd.*	1,001,000	3,508,677
Nan Ya Printed Circuit Board Corp.	243,000	984,419
Unimicron Technology Corp.	817,000	1,189,221
Yageo Corp.	908,000	366,430

		6,048,747

Semiconductors & Semiconductor Equipment 1.6%
MediaTek, Inc. (a)	200,000	2,791,556
Taiwan Semiconductor Manufacturing Co., Ltd.	2,937,629	5,490,557

		8,282,113

		15,477,112

8 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

THAILAND 0.1%
Chemicals 0.1%
Indorama Ventures PCL	450,400	$305,922

TURKEY 0.7%
Commercial Banks 0.7%
Akbank TAS	773,769	3,706,303

UNITED KINGDOM 17.0%
Capital Markets 0.1%
Schroders PLC (a)	38,200	687,520

Commercial Services & Supplies 0.7%
Aggreko PLC	90,800	1,906,147
G4S PLC	121,900	483,303
Serco Group PLC (a)	162,800	1,421,731

		3,811,181

Containers & Packaging 0.2%
Rexam PLC	242,600	1,091,350

Food & Staples Retailing 1.1%
Tesco PLC	1,040,852	5,871,877

Health Care Equipment & Supplies 0.4%
Smith & Nephew PLC	212,601	2,008,558

Hotels, Restaurants & Leisure 1.7%
Compass Group PLC	913,726	6,951,157
Intercontinental Hotels Group PLC (a)	129,400	2,039,359

		8,990,516

Household Products 1.5%
Reckitt Benckiser Group PLC	167,865	7,808,132

Independent Power Producers & Energy Traders 1.0%
International Power PLC	1,216,658	5,434,786

Insurance 0.1%
Admiral Group PLC	36,900	772,771

Machinery 0.4%
Weir Group plc (The)	132,700	2,038,633

Media 1.4%
Reed Elsevier PLC	496,313	3,680,060
WPP PLC	388,451	3,659,398

		7,339,458

Multiline Retail 0.7%
Next PLC	120,433	3,590,650

Multi-Utilities 1.1%
Centrica PLC (a)	1,337,889	5,904,133

Oil, Gas & Consumable Fuels 1.2%
BG Group PLC	325,699	4,844,069
Cairn Energy PLC*	203,300	1,248,956

		6,093,025

Professional Services 0.6%
Capita Group PLC (The)	210,052	2,314,192
Michael Page International PLC (a)	166,900	923,981

		3,238,173

Semiconductors & Semiconductor Equipment 0.5%
ARM Holdings PLC	603,500	2,497,817

Specialty Retail 0.4%
Kingfisher PLC	676,488	2,119,142

Textiles, Apparel & Luxury Goods 0.2%
Burberry Group PLC (a)	96,900	1,094,351

Tobacco 2.6%
British American Tobacco PLC	168,449	5,345,866
Imperial Tobacco Group PLC	304,582	8,510,230

		13,856,096

Wireless Telecommunication Services 1.1%
Vodafone Group PLC	2,918,152	6,012,830

		90,260,999

Total Common Stocks (cost $498,216,630)		502,275,698

Mutual Fund 4.7%

Money Market Fund 4.7%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (b)	25,117,528	25,117,528

Total Mutual Fund (cost $25,117,528)		25,117,528

Total Investments (cost $523,334,158) (c) — 99.5%		527,393,226

Other assets in excess of liabilities — 0.5%		2,523,703

NET ASSETS — 100.0%		$529,916,929

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

BR	Brazil

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager International Growth Fund (Continued)

CVA	Dutch Certificate

IL	Israel

IN	India

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

MX	Mexico

NL	Netherlands

NV	Public Traded Company

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

RU	Russia

SA	Stock Company

SAB de CV	Public Traded Company

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Multi-Manager International
Growth Fund

Assets:
Investments, at value (cost $523,334,158)	$527,393,226
Foreign currencies, at value (cost $1,404,536)	1,395,852
Dividends receivable	687,609
Receivable for investments sold	3,658,731
Receivable for capital shares issued	590,715
Reclaims receivable	472,989
Prepaid expenses and other assets	5,432

Total Assets	534,204,554

Liabilities:
Payable for investments purchased	3,297,434
Payable for capital shares redeemed	173,399
Cash overdraft (Note 2)	271,424
Accrued expenses and other payables:
Investment advisory fees	377,984
Fund administration fees	18,448
Distribution fees	44,043
Administrative servicing fees	41,968
Accounting and transfer agent fees	22,542
Trustee fees	434
Deferred capital gain country tax	3,624
Custodian fees	3,080
Compliance program costs (Note 3)	3,600
Professional fees	20,497
Other	9,148

Total Liabilities	4,287,625

Net Assets	$529,916,929

Represented by:
Capital	$569,604,579
Accumulated undistributed net investment income	3,118,365
Accumulated net realized losses from investment and foreign currency transactions	(46,865,375)
Net unrealized appreciation/(depreciation) from investments†	4,055,444
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	3,916

Net Assets	$529,916,929

Net Assets:
Class I Shares	$18,217
Class II Shares	7,966
Class III Shares	125,523,009
Class VI Shares	207,794,773
Class Y Shares	196,572,964

Total	$529,916,929

†	Net of $3,624 of deferred capital gain country tax.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Statement of Assets and Liabilities (Continued)

NVIT Multi-Manager International
Growth Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,310
Class II Shares	1,013
Class III Shares	15,950,134
Class VI Shares	26,470,701
Class Y Shares	24,939,002

Total	67,363,160

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.89
Class II Shares	$7.86
Class III Shares	$7.87
Class VI Shares	$7.85
Class Y Shares	$7.88

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Multi-Manager International
Growth Fund

INVESTMENT INCOME:
Interest income	$39
Dividend income	8,034,335
Foreign tax withholding	(760,415)

Total Income	7,273,959

EXPENSES:
Investment advisory fees	2,318,179
Fund administration fees	103,595
Distribution fees Class II Shares	11
Distribution fees Class VI Shares	280,915
Administrative servicing fees Class I Shares	11
Administrative servicing fees Class II Shares	5
Administrative servicing fees Class III Shares	104,887
Administrative servicing fees Class VI Shares	168,550
Professional fees	32,705
Printing fees	84,851
Trustee fees	9,645
Custodian fees	19,220
Accounting and transfer agent fees	14,556
Compliance program costs (Note 3)	1,132
Other	11,984

Total expenses before earnings credits	3,150,246
Earnings credit (Note 5)	(79)

Net Expenses	3,150,167

NET INVESTMENT INCOME	4,123,792

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	10,060,829
Net realized losses from foreign currency transactions (Note 2)	(380,200)

Net realized gains from investment, forward foreign currency and foreign currency transactions	9,680,629

Net change in unrealized appreciation/(depreciation) from investments††	(63,122,066)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	1,048
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(18,151)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(63,139,169)

Net realized/unrealized losses from investments, forward foreign currency contracts, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(53,458,540)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(49,334,748)

††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $76,747.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Statements of Changes in Net Assets

	NVIT Multi-Manager
	International Growth Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$4,123,792	$3,964,769
Net realized gains/(losses) from investment and foreign currency transactions	9,680,629	(16,163,806)
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(63,139,169)	144,601,858

Change in net assets resulting from operations	(49,334,748)	132,402,821

Distributions to Shareholders From:
Net investment income:
Class I	(30)	(63)
Class II	(8)	(56)
Class III	(222,291)	(388,835)
Class VI	(230,456)	(1,676,347)
Class Y	(417,444)	(856,532)
Return of capital:
Class I	–	(28)
Class II	–	(24)
Class III	–	(168,448)
Class VI	–	(726,210)
Class Y	–	(371,058)

Change in net assets from shareholder distributions	(870,229)	(4,187,601)

Change in net assets from capital transactions	(5,412,169)	197,140,840

Change in net assets	(55,617,146)	325,356,060

Net Assets:
Beginning of period	585,534,075	260,178,015

End of period	$529,916,929	$585,534,075

Accumulated undistributed net investment income (loss) at end of period	$3,118,365	$(135,198)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$9,969	$10,881
Dividends reinvested	30	91
Cost of shares redeemed	(9,011)	(10)

Total Class I	988	10,962

Class II Shares
Proceeds from shares issued	–	–
Dividends reinvested	8	80
Cost of shares redeemed	–	–

Total Class II	8	80

Class III Shares
Proceeds from shares issued	704,267	137,811,757
Dividends reinvested	222,291	557,283
Cost of shares redeemed	(15,008,193)	(16,007,138)

Total Class III	(14,081,635)	122,361,902

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2010

	NVIT Multi-Manager
	International Growth Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$4,731,382	$28,609,686
Dividends reinvested	230,456	2,402,557
Cost of shares redeemed	(48,263,090)	(36,926,485)

Total Class VI	(43,301,252)	(5,914,242)

Class Y Shares
Proceeds from shares issued	54,072,286	95,727,472
Dividends reinvested	417,444	1,227,590
Cost of shares redeemed	(2,520,008)	(16,272,924)

Total Class Y	51,969,722	80,682,138

Change in net assets from capital transactions	$(5,412,169)	$197,140,840

SHARE TRANSACTIONS:
Class I Shares
Issued	1,188	1,268
Reinvested	4	13
Redeemed	(1,163)	(1)

Total Class I Shares	29	1,280

Class II Shares
Issued	–	–
Reinvested	1	12
Redeemed	–	–

Total Class II Shares	1	12

Class III Shares
Issued	82,238	18,132,382
Reinvested	26,590	70,937
Redeemed	(1,774,757)	(2,016,168)

Total Class III Shares	(1,665,929)	16,187,151

Class VI Shares
Issued	534,040	4,232,381
Reinvested	27,633	349,502
Redeemed	(5,536,404)	(4,984,545)

Total Class VI Shares	(4,974,731)	(402,662)

Class Y Shares
Issued	6,418,391	13,500,898
Reinvested	49,874	174,731
Redeemed	(303,231)	(2,117,063)

Total Class Y Shares	6,165,034	11,558,566

Total change in shares	(475,596)	27,344,347

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 15

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.65	0.07	(0.82)	(0.75)	(0.01)	–	(0.01)	$7.89	(8.64%)	$18,217	1.06%	1.69%	1.06%	43.90%
Year Ended December 31, 2009 (e)	$6.44	0.09	2.21	2.30	(0.07)	(0.02)	(0.09)	$8.65	36.51%	$19,732	0.95%	1.26%	0.95%	68.15%
Period Ended December 31, 2008 (e) (f)	$10.00	0.17	(3.72)	(3.55)	(0.01)	–	(0.01)	$6.44	(35.51%)	$6,445	0.96%	2.51%	1.22%	66.42%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.63	0.06	(0.82)	(0.76)	(0.01)	–	(0.01)	$7.86	(8.82%)	$7,966	1.31%	1.37%	1.31%	43.90%
Year Ended December 31, 2009 (e)	$6.43	0.08	2.20	2.28	(0.06)	(0.02)	(0.08)	$8.63	36.34%	$8,736	1.20%	1.14%	1.20%	68.15%
Period Ended December 31, 2008 (e) (f)	$10.00	0.15	(3.72)	(3.57)	–	–	–	$6.43	(35.70%)	$6,433	1.20%	2.25%	1.46%	66.42%

Class III Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.64	0.07	(0.83)	(0.76)	(0.01)	–	(0.01)	$7.87	(8.76%)	$125,523,009	1.10%	1.58%	1.10%	43.90%
Year Ended December 31, 2009 (e)	$6.43	0.04	2.26	2.30	(0.07)	(0.02)	(0.09)	$8.64	36.46%	$152,134,438	1.08%	0.48%	1.08%	68.15%
Period Ended December 31, 2008 (e) (f)	$10.00	0.09	(3.65)	(3.56)	(0.01)	–	(0.01)	$6.43	(35.63%)	$9,188,216	1.11%	1.44%	1.14%	66.42%

Class VI Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.62	0.05	(0.81)	(0.76)	(0.01)	–	(0.01)	$7.85	(8.84%)	$207,794,773	1.35%	1.32%	1.35%	43.90%
Year Ended December 31, 2009 (e)	$6.42	0.07	2.20	2.27	(0.05)	(0.02)	(0.07)	$8.62	36.11%	$271,040,423	1.35%	1.02%	1.35%	68.15%
Period Ended December 31, 2008 (e) (f)	$10.00	0.07	(3.65)	(3.58)	–	–	–	$6.42	(35.80%)	$204,547,667	1.36%	1.18%	1.39%	66.42%

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.65	0.07	(0.82)	(0.75)	(0.02)	–	(0.02)	$7.88	(8.72%)	$196,572,964	0.95%	1.79%	0.95%	43.90%
Year Ended December 31, 2009 (e)	$6.43	0.09	2.22	2.31	(0.07)	(0.02)	(0.09)	$8.65	36.71%	$162,330,746	0.95%	1.26%	0.95%	68.15%
Period Ended December 31, 2008 (e) (f)	$10.00	0.11	(3.67)	(3.56)	(0.01)	–	(0.01)	$6.43	(35.60%)	$46,429,254	0.96%	1.85%	1.10%	66.42%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Mutual Insurance Company (collectively, “Nationwide”) and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$2,939,231	$4,354,917	$—	$7,294,148
Air Freight & Logistics	—	4,662,839	—	4,662,839
Airlines	—	1,146,252	—	1,146,252
Auto Components	—	11,712,487	—	11,712,487
Automobiles	—	13,317,431	—	13,317,431
Beverages	349,342	9,483,775	—	9,833,117
Biotechnology	—	4,324,464	—	4,324,464
Capital Markets	—	3,336,881	—	3,336,881
Chemicals	—	14,430,046	—	14,430,046
Commercial Banks	4,934,755	25,459,020	—	30,393,775
Commercial Services & Supplies	—	3,811,181	—	3,811,181
Construction & Engineering	—	3,423,933	—	3,423,933
Consumer Finance	—	1,207,586	—	1,207,586
Containers & Packaging	—	3,639,803	—	3,639,803
Distributors	—	2,908,085	—	2,908,085
Diversified Financial Services	—	144,072	—	144,072
Diversified Telecommunication Services	—	6,171,200	—	6,171,200
Electrical Equipment	—	10,736,192	—	10,736,192
Electronic Equipment, Instruments & Components	—	20,811,561	—	20,811,561

18 Semiannual Report 2010

Asset Type	Level 1	Level 2	Level 3	Total

Energy Equipment & Services	$—	$1,810,300	$—	$1,810,300
Food & Staples Retailing	—	13,459,356	—	13,459,356
Food Products	—	20,897,969	—	20,897,969
Health Care Equipment & Supplies	—	10,559,761	—	10,559,761
Health Care Providers & Services	—	4,186,172	—	4,186,172
Hotels, Restaurants & Leisure	—	10,488,932	—	10,488,932
Household Products	—	7,808,132	—	7,808,132
Independent Power Producers & Energy Traders	—	5,434,786	—	5,434,786
Industrial Conglomerates	—	10,754,723	—	10,754,723
Information Technology Services	5,787,905	863,019	—	6,650,924
Insurance	5,038,797	8,022,150	—	13,060,947
Internet Software & Services	—	3,128,370	—	3,128,370
Life Sciences Tools & Services	—	501,937	—	501,937
Machinery	—	20,375,894	—	20,375,894
Marine	—	3,429,267	—	3,429,267
Media	4,770,306	20,554,611	—	25,324,917
Metals & Mining	2,852,233	7,497,228	—	10,349,461
Multiline Retail	—	3,590,650	—	3,590,650
Multi-Utilities	—	5,904,133	—	5,904,133
Oil, Gas & Consumable Fuels	23,407,546	14,787,990	—	38,195,536
Paper & Forest Products	879,743	—	—	879,743
Personal Products	759,825	340,092	—	1,099,917
Pharmaceuticals	10,399,612	34,914,661	—	45,314,273
Professional Services	—	4,469,903	—	4,469,903
Real Estate Management & Development	—	1,032,254	—	1,032,254
Road & Rail	2,881,463	—	—	2,881,463
Semiconductors & Semiconductor Equipment	920,851	13,916,817	—	14,837,668
Software	—	3,105,102	—	3,105,102
Specialty Retail	—	5,912,602	—	5,912,602
Textiles, Apparel & Luxury Goods	1,935,902	12,755,581	—	14,691,483
Tobacco	—	14,974,935	—	14,974,935
Trading Companies & Distributors	—	504,900	—	504,900
Transportation Infrastructure	—	1,114,029	—	1,114,029
Wireless Telecommunication Services	11,348,104	10,892,102	—	22,240,206

Total Common Stocks	79,205,615	423,070,083	—	502,275,698

Mutual Fund	25,117,528	—	—	25,117,528

Total Assets	$104,323,143	$423,070,083	$—	$527,393,226

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $271,424 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 5.

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(d)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a).how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Forward Foreign currency contracts	$(14,300)

Total	$(14,300)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Forward Foreign currency contracts	$1,048

Total	$1,048

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

20 Semiannual Report 2010

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers

Invesco Advisors, Inc. (formerly Invesco Aim Capital Management, Inc.)

American Century Global Investment Management, Inc.

Beginning May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1 billion	0.85%

$1 billion and more	0.80%

Prior to May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.85%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the subadvisers. NFA paid the subadvisers $1,295,324 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.96% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

22 Semiannual Report 2010

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Year Ended	Six Months Ended
2008 Amount (a)	2009 Amount	June 30, 2010	Total

$61,278	$14,814	$—	$76,092

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

Amounts designated as “—”, are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

2010 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III, and Class VI shares of the Fund.

For the six months ended June 30, 2010, NFS received $273,453 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $1,132.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II and Class VI shares of the Fund.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,833.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $12,320.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any

24 Semiannual Report 2010

offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $234,247,571 and sales of $225,382,270 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$529,856,620	$32,225,203	$(34,688,597)	$(2,463,394)

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 25

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

26 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Multi-Manager International Growth Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and each of the Fund’s sub-advisers (i.e., American Century Global Investment Management, Inc. (“American Century”) and Invesco Advisers, Inc. (“Invesco”)) and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. Turning to performance, the Trustees noted that, for the one-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the second quintile of its Peer Group and underperformed its benchmark, the MSCI EAFE Index. In light of the Fund’s relatively short performance history, the Trustees took into consideration American Century’s and Invesco’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of American Century and Invesco. The Trustees also noted that the sleeve of the Fund managed by American Century has been on the watch list since the second quarter of 2009.

Turning to expenses, the Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the third quintile and at the median of its Peer Group, and that the Fund’s actual advisory fee was in the second quintile of its Peer Group. The Trustees also noted that the Fund’s total expenses for Class II shares were in the first quintile of its Peer Group. The Trustees noted that the Fund’s Peer Group is not specifically limited to multi-manager funds. The Trustees then discussed portfolio management issues specific to multi-managed funds, including the fact that oversight, monitoring, and reporting of investments is more extensive when dealing with multiple managers, and operations and compliance efforts increase incrementally as the number of managers increase. The Trustees noted that shareholders of the Fund receive the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 27

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

28 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 29

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

30 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 31

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NVIT Multi-Manager Large Cap Growth Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

24	Supplemental Information

27	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-LCG (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Multi-Manager Large Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Large Cap Growth Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	904.70	4.25	0.90
	Hypothetical	[b]	1,000.00	1,020.33	4.51	0.90

Class II Shares	Actual		1,000.00	904.60	5.38	1.14
	Hypothetical	[b]	1,000.00	1,019.14	5.71	1.14

Class Y Shares	Actual		1,000.00	906.00	3.50	0.74
	Hypothetical	[b]	1,000.00	1,021.12	3.71	0.74

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Large Cap Growth Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	93.2%
Mutual Fund	3.3%
Other assets in excess of liabilities	3.5%

100.0%

Top Industries †

Computers & Peripherals	10.9%
Software	6.7%
Health Care Providers & Services	5.5%
Pharmaceuticals	4.9%
Machinery	4.6%
Oil, Gas & Consumable Fuels	4.4%
Communications Equipment	4.3%
Aerospace & Defense	4.2%
Information Technology Services	4.2%
Internet Software & Services	3.1%
Other Industries	47.2%

100.0%

Top Holdings †

Apple, Inc.	5.7%
Invesco Liquid Assets Portfolio — Institutional Class	3.4%
Cisco Systems, Inc.	2.8%
Hewlett-Packard Co.	2.3%
EMC Corp.	2.2%
Express Scripts, Inc.	2.2%
JPMorgan Chase & Co.	2.2%
Visa, Inc., Class A	2.1%
American Tower Corp., Class A	2.0%
Amazon.com, Inc.	1.8%
Other Holdings	73.3%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 93.2%

	Shares	Market Value

Aerospace & Defense 4.1%
Boeing Co. (The)	74,610	$4,681,777
Precision Castparts Corp.	23,109	2,378,378
Raytheon Co.	70,320	3,402,785
Rockwell Collins, Inc.	79,297	4,213,050
United Technologies Corp.	135,093	8,768,887

		23,444,877

Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	43,000	2,393,380
FedEx Corp.	33,155	2,324,497

		4,717,877

Airlines 0.4%
Delta Air Lines, Inc.*	175,190	2,058,483

Automobiles 1.2%
Daimler AG REG*	77,844	3,935,014
Ford Motor Co.*	267,655	2,697,963

		6,632,977

Beverages 1.9%
Coca-Cola Co. (The)	124,753	6,252,620
PepsiCo, Inc.	77,109	4,699,794

		10,952,414

Biotechnology 1.8%
Amgen, Inc.*	81,501	4,286,952
Celgene Corp.*	124,135	6,308,541

		10,595,493

Capital Markets 1.2%
Franklin Resources, Inc.	30,400	2,620,176
Goldman Sachs Group, Inc. (The)	32,850	4,312,220

		6,932,396

Chemicals 0.6%
Ecolab, Inc.	46,900	2,106,279
Monsanto Co.	33,394	1,543,471

		3,649,750

Commercial Banks 0.5%
Itau Unibanco Holding SA ADR-BR	143,889	2,591,441

Communications Equipment 4.2%
Cisco Systems, Inc.*	744,051	15,855,727
F5 Networks, Inc.*	21,130	1,448,884
Juniper Networks, Inc.*	82,926	1,892,371
QUALCOMM, Inc.	148,700	4,883,308

		24,080,290

Computers & Peripherals 10.6%
Apple, Inc.*	125,299	31,516,457
EMC Corp.*	676,660	12,382,878
Hewlett-Packard Co.	292,175	12,645,334
NetApp, Inc.*	111,005	4,141,597

		60,686,266

Construction & Engineering 0.3%
Fluor Corp.	42,200	1,793,500

Consumer Finance 0.8%
American Express Co.	118,650	4,710,405

Diversified Consumer Services 0.3%
New Oriental Education & Technology Group ADR-CN*	20,200	1,882,438

Diversified Financial Services 2.5%
IntercontinentalExchange, Inc.*	20,210	2,284,336
JPMorgan Chase & Co.	324,636	11,884,924

		14,169,260

Electrical Equipment 0.4%
Emerson Electric Co.	57,816	2,525,981

Electronic Equipment, Instruments & Components 1.9%
Agilent Technologies, Inc.*	138,836	3,947,107
Amphenol Corp., Class A	53,500	2,101,480
Corning, Inc.	301,105	4,862,846

		10,911,433

Energy Equipment & Services 1.6%
Dresser-Rand Group, Inc.*	79,900	2,520,845
Schlumberger Ltd.	120,984	6,695,255

		9,216,100

Food & Staples Retailing 0.7%
Costco Wholesale Corp.	40,300	2,209,649
Walgreen Co.	69,438	1,853,995

		4,063,644

Food Products 1.6%
ConAgra Foods, Inc.	148,733	3,468,453
Green Mountain Coffee Roasters, Inc.*	98,600	2,534,020
Mead Johnson Nutrition Co.	64,730	3,244,268

		9,246,741

Health Care Equipment & Supplies 1.7%
Covidien PLC	164,063	6,592,051
St. Jude Medical, Inc.*	82,727	2,985,618

		9,577,669

Health Care Providers & Services 5.3%
Express Scripts, Inc.*	255,300	12,004,206
Laboratory Corp of America Holdings*	47,961	3,613,861
McKesson Corp.	57,687	3,874,259

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Health Care Providers & Services (continued)

Medco Health Solutions, Inc.*	92,300	$5,083,884
UnitedHealth Group, Inc.	208,898	5,932,703

		30,508,913

Hotels, Restaurants & Leisure 2.4%
Marriott International, Inc., Class A	69,280	2,074,243
McDonald’s Corp.	85,355	5,622,334
Starbucks Corp.	143,436	3,485,495
Yum! Brands, Inc.	61,400	2,397,056

		13,579,128

Household Products 2.4%
Colgate-Palmolive Co.	45,018	3,545,618
Kimberly-Clark Corp.	99,486	6,031,836
Procter & Gamble Co. (The)	70,402	4,222,712

		13,800,166

Industrial Conglomerates 0.9%
3M Co.	61,563	4,862,861

Information Technology Services 4.0%
Cognizant Technology Solutions Corp., Class A *	167,400	8,380,044
Paychex, Inc.	125,193	3,251,262
Visa, Inc., Class A	162,868	11,522,911

		23,154,217

Internet & Catalog Retail 2.7%
Amazon.com, Inc.*	89,829	9,814,716
Priceline.com, Inc.*	33,522	5,917,974

		15,732,690

Internet Software & Services 3.0%
Baidu, Inc. ADR-CN*	75,401	5,133,300
Equinix, Inc.*	34,000	2,761,480
Google, Inc., Class A*	21,293	9,474,320

		17,369,100

Machinery 4.5%
Cummins, Inc.	52,206	3,400,177
Danaher Corp.	221,698	8,229,430
Deere & Co.	60,100	3,346,368
Flowserve Corp.	25,200	2,136,960
Illinois Tool Works, Inc.	163,806	6,761,911
Parker Hannifin Corp.	34,415	1,908,656

		25,783,502

Media 1.5%
DIRECTV Group, Inc. (The), Class A*	66,232	2,246,590
Time Warner, Inc.	83,562	2,415,777
Walt Disney Co. (The)	124,196	3,912,174

		8,574,541

Metals & Mining 1.1%
Allegheny Technologies, Inc.	85,400	3,773,826
Cliffs Natural Resources Inc.	58,300	2,749,428

		6,523,254

Multiline Retail 1.6%
Dollar Tree, Inc.*	1	21
Kohl’s Corp.*	62,400	2,964,000
Target Corp.	120,566	5,928,230

		8,892,251

Oil, Gas & Consumable Fuels 4.2%
Anadarko Petroleum Corp.	44,737	1,614,558
Canadian Natural Resources Ltd.	99,744	3,314,493
Denbury Resources, Inc.*	78,706	1,152,256
EOG Resources, Inc.	36,890	3,628,869
Newfield Exploration Co.*	38,676	1,889,709
Noble Energy, Inc.	50,244	3,031,221
Occidental Petroleum Corp.	30,400	2,345,360
Peabody Energy Corp.	79,600	3,114,748
Range Resources Corp.	53,106	2,132,206
Southwestern Energy Co.*	52,667	2,035,053

		24,258,473

Personal Products 0.8%
Estee Lauder Cos., Inc. (The), Class A	78,057	4,350,117

Pharmaceuticals 4.7%
Allergan, Inc.	92,418	5,384,273
Johnson & Johnson	81,497	4,813,213
Pfizer, Inc.	332,185	4,736,958
Shire PLC ADR-IE	56,100	3,443,418
Teva Pharmaceutical Industries Ltd. ADR-IL	171,048	8,892,785

		27,270,647

Road & Rail 1.1%
Union Pacific Corp.	91,000	6,325,410

Semiconductors & Semiconductor Equipment 2.7%
Broadcom Corp., Class A	147,267	4,855,393
Intel Corp.	72,892	1,417,749
Lam Research Corp.*	66,600	2,534,796
Linear Technology Corp.	68,000	1,891,080
Marvell Technology Group Ltd.*	290,272	4,574,687

		15,273,705

Software 6.4%
Adobe Systems, Inc.*	75,618	1,998,584
Autodesk, Inc.*	102,600	2,499,336
Citrix Systems, Inc.*	164,168	6,932,815
Microsoft Corp.	387,060	8,906,250
Oracle Corp.	440,359	9,450,104

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Software (continued)

Salesforce.com, Inc.*	64,107	$5,501,663
VMware, Inc., Class A*	27,000	1,689,930

		36,978,682

Specialty Retail 2.4%
Lowe’s Cos., Inc.	206,930	4,225,511
O’Reilly Automotive, Inc.*	57,000	2,710,920
TJX Cos., Inc.	62,109	2,605,472
Urban Outfitters, Inc.*	121,300	4,171,507

		13,713,410

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	51,887	1,896,470
VF Corp.	15,447	1,099,517

		2,995,987

Wireless Telecommunication Services 1.9%
American Tower Corp., Class A*	250,945	11,167,053

Total Common Stocks (cost $550,147,788)		535,553,542

Mutual Fund 3.3%

Money Market Fund 3.3%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (a)	18,972,566	18,972,566

Total Mutual Fund (cost $18,972,566)		18,972,566

Total Investments (cost $569,120,354) (b) — 96.5%		554,526,108

Other assets in excess of liabilities — 3.5%		20,195,382

NET ASSETS — 100.0%		$574,721,490

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2010.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

BR	Brazil

CN	China

IE	Ireland

IL	Israel

Ltd.	Limited

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

At June 30, 2010, the Fund’s open futures contracts were as follows(Note 2):

			Notional Value
Number of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Depreciation

365	E-Mini S&P 500	09/17/10	$18,735,450	$(842,055)
35	E-mini S&P MidCap 400 Futures	09/17/10	2,485,000	(100,870)

			$21,220,450	$(942,925)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
Multi-Manager
Large Cap
Growth Fund

Assets:
Investments, at value (cost $569,120,354)	$554,526,108
Cash	20,304,797
Foreign currencies, at value (cost $1,856,626)	1,856,626
Interest and dividends receivable	384,354
Receivable for investments sold	2,627,629
Receivable for capital shares issued	1,223,855
Reclaims receivable	24,599
Prepaid expenses and other assets	7,099

Total Assets	580,955,067

Liabilities:
Payable for investments purchased	4,505,841
Payable for capital shares redeemed	311,948
Payable for variation margin on futures contracts	942,925
Accrued expenses and other payables:
Investment advisory fees	322,010
Fund administration fees	19,155
Distribution fees	36,028
Administrative servicing fees	29,100
Accounting and transfer agent fees	13,404
Trustee fees	48
Custodian fees	250
Compliance program costs (Note 3)	3,674
Professional fees	14,794
Printing fees	28,384
Other	6,016

Total Liabilities	6,233,577

Net Assets	$574,721,490

Represented by:
Capital	$564,930,995
Accumulated undistributed net investment income	956,260
Accumulated net realized gains from investment, futures and foreign currency transactions	24,371,358
Net unrealized appreciation/(depreciation) from investments	(14,594,246)
Net unrealized appreciation/(depreciation) from futures (Note 2)	(942,925)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	48

Net Assets	$574,721,490

Net Assets:
Class I Shares	$66,289,478
Class II Shares	164,038,307
Class Y Shares	344,393,705

Total	$574,721,490

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

NVIT
Multi-Manager
Large Cap
Growth Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	8,500,172
Class II Shares	21,064,208
Class Y Shares	44,061,126

Total	73,625,506

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.80
Class II Shares	$7.79
Class Y Shares	$7.82

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Multi-Manager
Large Cap
Growth Fund

INVESTMENT INCOME:
Dividend income	$3,256,292

Total Income	3,256,292

EXPENSES:
Investment advisory fees	1,708,540
Fund administration fees	98,027
Distribution fees Class II Shares	200,070
Administrative servicing fees Class I Shares	28,761
Administrative servicing fees Class II Shares	120,043
Professional fees	28,229
Printing fees	73,816
Trustee fees	9,204
Custodian fees	15,407
Accounting and transfer agent fees	5,605
Compliance program costs (Note 3)	1,078
Other	11,294

Total expenses before earnings credits	2,300,074
Earnings credit (Note 4)	(42)

Net Expenses	2,300,032

NET INVESTMENT INCOME	956,260

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	31,264,589
Net realized losses from futures transactions (Note 2)	(77,439)
Net realized losses from forward and foreign currency transactions (Note 2)	(19,761)

Net realized gains from investment, futures, forward currency and foreign currency transactions	31,167,389

Net change in unrealized appreciation/(depreciation) from investments	(80,524,441)
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(933,053)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	48

Net change in unrealized appreciation/(depreciation) from investments	(81,457,446)

Net realized/unrealized losses from investments and foreign currency transactions	(50,290,057)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(49,333,797)

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Multi-Manager
	Large Cap Growth Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$956,260	$1,962,670
Net realized gains from investment, futures, forward currency and foreign currency transactions	31,167,389	10,530,777
Net change in unrealized appreciation/(depreciation) from investments	(81,457,446)	80,000,166

Change in net assets resulting from operations	(49,333,797)	92,493,613

Distributions to Shareholders From:
Net investment income:
Class I	–	(67,634)
Class II	–	(355,450)
Class Y	–	(1,552,233)
Net realized gains:
Class I	(156,876)	–
Class II	(1,224,136)	–
Class Y	(2,868,945)	–

Change in net assets from shareholder distributions	(4,249,957)	(1,975,317)

Change in net assets from capital transactions	155,590,566	288,706,241

Change in net assets	102,006,812	379,224,537

Net Assets:
Beginning of period	472,714,678	93,490,141

End of period	$574,721,490	$472,714,678

Accumulated undistributed net investment income at end of period	$956,260	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,557,826	$26,299,916
Proceeds from shares issued from mergers (Note 8)	65,834,700	–
Dividends reinvested	156,876	67,634
Cost of shares redeemed	(17,926,641)	(8,787,291)

Total Class I	53,622,761	17,580,259

Class II Shares
Proceeds from shares issued	244,227	140,947,617
Proceeds from shares issued from mergers (Note 8)	41,329,980	–
Dividends reinvested	1,224,136	355,450
Cost of shares redeemed	(29,724,729)	(9,955,567)

Total Class II	13,073,614	131,347,500

Class Y Shares
Proceeds from shares issued	98,747,852	170,636,294
Dividends reinvested	2,868,945	1,552,233
Cost of shares redeemed	(12,722,606)	(32,410,045)

Total Class Y	88,894,191	139,778,482

Change in net assets from capital transactions	$155,590,566	$288,706,241

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager
	Large Cap Growth Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	626,877	3,481,702
Issued in mergers (Note 8)	7,287,438	–
Reinvested	17,258	8,079
Redeemed	(1,833,805)	(1,108,303)

Total Class I Shares	6,097,768	2,381,478

Class II Shares
Issued	28,179	20,259,194
Issued in mergers (Note 8)	4,579,562	–
Reinvested	134,817	42,448
Redeemed	(2,850,659)	(1,226,229)

Total Class II Shares	1,891,899	19,075,413

Class Y Shares
Issued	11,392,295	23,111,911
Reinvested	315,269	198,959
Redeemed	(455,155)	(4,249,163)

Total Class Y Shares	11,252,409	19,061,707

Total change in shares	19,242,076	40,518,598

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains (Losses)	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.69	0.02	(0.84)	(0.82)	–	(0.07)	(0.07)	$7.80	(9.53%)	$66,289,478	0.90%	0.46%	0.90%	98	.15%(f)
Year Ended December 31, 2009 (e)	$6.74	0.07	1.93	2.00	(0.05)	–	(0.05)	$8.69	29.78%	$20,865,015	0.90%	0.80%	0.90%	122.44%
Period Ended December 31, 2008 (g)	$10.00	0.02	(3.26)	(3.24)	(0.02)	–	(0.02)	$6.74	(32.41%)	$140,989	0.89%	0.62%	0.98%	92.12%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.68	–	(0.82)	(0.82)	–	(0.07)	(0.07)	$7.79	(9.54%)	$164,038,307	1.14%	0.10%	1.14%	98	.15%(f)
Year Ended December 31, 2009 (e)	$6.74	0.04	1.93	1.97	(0.03)	–	(0.03)	$8.68	29.35%	$166,476,068	1.14%	0.52%	1.14%	122.44%
Period Ended December 31, 2008 (g)	$10.00	0.02	(3.26)	(3.24)	(0.02)	–	(0.02)	$6.74	(32.45%)	$652,992	1.12%	0.44%	1.24%	92.12%

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.70	0.02	(0.83)	(0.81)	–	(0.07)	(0.07)	$7.82	(9.40%)	$344,393,705	0.74%	0.48%	0.74%	98	.15%(f)
Year Ended December 31, 2009 (e)	$6.74	0.06	1.96	2.02	(0.06)	–	(0.06)	$8.70	30.07%	$285,373,595	0.75%	0.84%	0.75%	122.44%
Period Ended December 31, 2008 (g)	$10.00	0.03	(3.26)	(3.23)	(0.03)	–	(0.03)	$6.74	(32.37%)	$92,696,160	0.75%	0.72%	0.86%	92.12%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.
(g)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair

14 Semiannual Report 2010

value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:

Common Stocks	$535,553,542	$—	$—	$535,553,542

Mutual Fund	18,972,566	—	—	18,972,566

Total Assets	554,526,108	—	—	554,526,108

Liabilities:

Futures Contracts	(942,925)	—	—	(942,925)

Total Liabilities	(942,925)	—	—	(942,925)

Total	$553,583,183	$—	$—	$553,583,183

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*  See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk, credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. The Fund may also enter into futures contracts for non-hedging purposes. If the Fund does so, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the value of the Fund’s net assets after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed-delivery of securities or currencies at a specific future date and at a specific price or currency amount. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contacts against defaults.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/ losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

16 Semiannual Report 2010

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

Fair Values of Derivative Instruments as of June 30, 2010

Derivatives not accounted for as hedging instruments

	Statement of Assets & Liabilities Location	Fair Value

Assets:

Futures — Equity contracts*	Net Assets — Unrealized depreciation from futures contracts	$—

Total		$—

Liabilities:

Futures — Equity contracts*	Net Assets — Unrealized depreciation from futures contracts	$(942,925)

Total		$(942,925)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Futures — Equity contracts	$(77,439)

Forward foreign currency contracts	4,604

Total	$(72,835)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Futures — Equity contracts	$(933,053)

Forward foreign currency contracts	—

Total	$(933,053)

Amounts designated as “—” are zero or have been rounded to zero.

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of

18 Semiannual Report 2010

Nationwide Corporation. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers

Goldman Sachs Asset Management (a)

Neuberger Berman Management, LLC

Wells Capital Management, Inc.

Winslow Capital Management, Inc. (a)

(a)	Winslow Capital Management, Inc. replaced Goldman Sachs Asset Management as a subadviser effective June 25, 2010.

Beginning May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1 billion	0.65%

$1 billion and more	0.60%

Prior to May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.65%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $822,307 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.75% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

As of June 30, 2010, the cumulative potential reimbursements, listed by the period/year in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Period Ended	Six Months Ended
2008 Amount (a)	2009 Amount	June 30, 2010	Total

$42,785	$—	$—	$42,785

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

20 Semiannual Report 2010

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $148,804 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $1,078.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $626,334,037 and sales of $506,943,138 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. Other

On April 30, 2010, the Fund acquired all of the net assets of NVIT Health Sciences Fund, NVIT Technology and Communications Fund, and NVIT U.S. Growth Leaders Fund, each a series of the Trust, pursuant to Plans of Reorganization approved by the Trust’s board of Trustees at a meeting held on December 2, 2009, and approved by shareholders of the NVIT Health Sciences Fund, NVIT Technology and Communications Fund, and NVIT U.S. Growth Leaders Fund at a meeting of shareholders held on March 31, 2010. The purpose of the reorganizations was to combine funds managed by NFA that had comparable investment objectives and strategies. The reorganizations were accomplished by tax-free exchanges as follows:

•	4,162,688 shares of the Fund, valued at $37,590,972, for the assets of NVIT Health Sciences Fund, which had a fair value of $37,530,570 and identified costs of $34,693,580 as of April 30, 2010;

•	4,284,851 shares of the Fund, valued at $38,697,076, for the assets of NVIT Technology and Communications Fund, which had a fair value of $37,941,645 and identified costs of $30,294,517 as of April 30, 2010; and

•	3,419,461 shares of the Fund, valued at $30,876,632, for the assets of NVIT U.S. Growth Leaders Fund, which had a fair value of $29,217,508 and identified costs of $24,083,645 as of April 30, 2010.

The investment portfolios of NVIT Health Sciences Fund, NVIT Technology and Communications Fund, and NVIT U.S. Growth Leaders Fund with a fair value of $37,530,570, $37,941,645, and $29,217,508, respectively and identified costs of $34,693,580, $30,294,517, and $24,083,645, respectively, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganizations, the net assets of the Fund were $536,061,026.

22 Semiannual Report 2010

The following pro forma information for the period ended June 30, 2010 is provided as though the reorganizations had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund:

•	Net investment income $904,850;

•	Net gain on investments $(67,041,181); and

•	Net increase in net assets resulting from operations $(51,117,512).

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of NVIT Health Sciences Fund, NVIT Technology and Communications Fund and NVIT U.S. Growth Leaders that have been included in the Fund’s Statement of Operations since April 30, 2010.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$574,395,201	$15,756,079	$(35,625,172)	$(19,869,093)

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 23

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

24 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Multi-Manager Large Cap Growth Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and each of the Fund’s sub-advisers (i.e., Goldman Sachs Asset Management, LP (“Goldman Sachs”), Neuberger Berman Management, LLC (“Neuberger Berman”), and Wells Capital Management, Inc. (“Wells Capital Management”)), and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees then noted that, for the one-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the fifth quintile of its Peer Group and underperformed its benchmark, the Russell 1000 Growth Index. The Trustees noted that the Fund’s relatively short performance history may not be a reliable indicator of the Fund’s performance over longer periods. As was the case upon initial approval of Goldman Sachs, Neuberger Berman, and Wells Capital Management, the Trustees took into consideration each sub-adviser’s performance and services over longer periods regarding the management of comparable accounts. The Trustees noted that the sleeves of the Fund managed by Neuberger Berman and Wells Capital Management had been on the watch list since the third and first quarters of 2009, respectively.

Turning to expenses, the Trustees noted that NFA’s contractual advisory fee and actual advisory fee for Class II shares were in the second quintile of its Peer Group. The Trustees also noted that the Fund’s total expenses for Class II shares were in the first quintile of its Peer Group. The Trustees noted that the Fund’s Peer Group is not specifically limited to multi-manager funds. The Trustees then discussed portfolio management issues specific to multi-managed funds, including the fact that oversight, monitoring, and reporting of investments is more extensive when dealing with multiple managers, and operations and compliance efforts increase incrementally as the number of managers increase. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

Approval of New Sub-Advisory Agreement

At the June 16, 2010 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved the replacement of Goldman Sachs as a sub-adviser to the Fund with Winslow Capital Management, Inc. (“Winslow Capital”) as a sub-adviser to the Fund. The Trustees were provided with detailed materials relating to Winslow Capital in advance of and at these meetings. The material factors and conclusions that formed the basis for the approval are discussed below.

The Board reviewed the performance record of the Fund sleeve managed by Goldman Sachs for the one- and two-year periods ended March 31, 2010, noting that the sleeve had underperformed the Fund’s benchmark. The

2010 Semiannual Report 25

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

Trustees considered changes in Goldman Sachs’ investment process, significant changes to the portfolio management team at Goldman Sachs sub-advising the Fund, and management’s recommendation that Winslow Capital replace Goldman Sachs as a sub-adviser to the Fund. The Board then reviewed Winslow Capital’s investment strategy for large cap growth investments, as well as Winslow Capital’s process and historical composite performance record with respect to such investments. The Board also examined and considered the experience of the investment personnel of Winslow Capital that would be managing the Fund. The Trustees concluded that the investment performance record of Winslow Capital, in combination with various other factors, supported a decision to approve the sub-advisory agreement.

The Board considered the Fund’s overall fee level and noted that the overall expenses of the Fund would remain the same under the sub-advisory agreement, as Winslow Capital’s fee is paid out of the advisory fee that NFA receives from the Fund. During the discussion of Winslow Capital’s sub-advisory fees, it was noted that the sub-advisory fee paid to Winslow Capital was based on the aggregation of (i) the assets of the Fund sleeve sub-advised by Winslow Capital, (ii) the assets of a separate account it was anticipated Winslow Capital will sub-advise pursuant to a separate written agreement with Nationwide Investment Advisors, Inc. (“NIA”), and (iii) the assets of any series of the Trust, Nationwide Mutual Funds, or any other pooled investment allocated to Winslow Capital by NFA or NIA in the future; provided that any such additional assets be managed pursuant to Winslow Capital’s large cap growth style. The Board concluded that the sub-advisory fees to be paid to Winslow Capital were fair and reasonable.

The Board reviewed the terms of the sub-advisory agreement and noted that the non-compensatory terms are substantially similar in all material respects as the terms of the sub-advisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the sub-advisory services to be provided by Winslow Capital were appropriate for the Fund in light of its investment objective. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board of Trustees concluded that the approval of the sub-advisory agreement was in the best interests of the Fund and its shareholders and unanimously approved the sub-advisory agreement.

26 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 27

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

28 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 29

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

30 Semiannual Report 2010

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NVIT Multi-Manager Mid Cap Growth Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

26	Supplemental Information

28	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-MCG (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Multi-Manager Mid Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Multi-Manager Mid Cap Growth Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	970.20	4.35	0.89
	Hypothetical	[b]	1,000.00	1,020.38	4.46	0.89

Class II Shares	Actual		1,000.00	968.90	5.57	1.14
	Hypothetical	[b]	1,000.00	1,019.14	5.71	1.14

Class Y Shares	Actual		1,000.00	970.30	4.01	0.82
	Hypothetical	[b]	1,000.00	1,020.73	4.11	0.82

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Mid Cap Growth Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	95.4%
Repurchase Agreements	5.2%
Mutual Fund	3.9%
Liabilities in excess of other assets	(4	.5)%

	100.0%

Top Industries †

Specialty Retail	6.1%
Software	5.0%
Communications Equipment	4.8%
Semiconductors & Semiconductor Equipment	4.6%
Health Care Providers & Services	4.0%
Health Care Equipment & Supplies	3.8%
Electronic Equipment, Instruments & Components	3.6%
Machinery	3.6%
Hotels, Restaurants & Leisure	3.4%
Oil, Gas & Consumable Fuels	3.4%
Other Industries *	57.7%

100.0%

Top Holdings †

Invesco Liquid Assets Portfolio – Institutional Class	3.7%
SBA Communications Corp., Class A	2.5%
Express Scripts, Inc.	1.8%
Dollar Tree, Inc.	1.6%
Concho Resources, Inc.	1.6%
Fastenal Co.	1.6%
Cognizant Technology Solutions Corp., Class A	1.4%
F5 Networks, Inc.	1.3%
Dolby Laboratories, Inc.	1.3%
Mead Johnson Nutrition Co.	1.3%
Other Holdings *	81.9%

100.0%

Top Countries †

United States	89.4%
Netherlands	1.6%
Bermuda	1.3%
China	0.7%
Singapore	0.7%
Ireland	0.6%
Guernsey, Channel Islands	0.3%
Argentina	0.2%
Canada	0.2%
Other Countries *	5.0%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 95.4%

	Shares	Market Value

ARGENTINA 0.2%
Internet Software & Services 0.2%
MercadoLibre, Inc.*	26,696	$1,402,875

BERMUDA 1.3%
Internet Software & Services 0.7%
VistaPrint NV* (a)	102,500	4,867,725

Semiconductors & Semiconductor Equipment 0.6%
Marvell Technology Group Ltd.*	260,308	4,102,454

		8,970,179

CANADA 0.2%
Textiles, Apparel & Luxury Goods 0.2%
Lululemon Athletica, Inc.*	32,745	1,218,769

CHINA 0.8%
Hotels, Restaurants & Leisure 0.5%
Ctrip.com International Ltd. ADR-CN*	89,804	3,373,038

Internet Software & Services 0.3%
Baidu, Inc. ADR-CN*	29,030	1,976,362

		5,349,400

GUERNSEY, CHANNEL ISLANDS 0.4%
Information Technology Services 0.4%
Amdocs Ltd.*	91,622	2,460,051

IRELAND 0.6%
Pharmaceuticals 0.6%
Shire PLC	109,749	2,251,418
Warner Chilcott PLC, Class A*	90,000	2,056,500

		4,307,918

NETHERLANDS 1.7%
Electrical Equipment 0.4%
Sensata Technologies Holding NV*	160,000	2,558,400

Energy Equipment & Services 1.3%
Core Laboratories NV (a)	58,454	8,628,395

		11,186,795

SINGAPORE 0.7%
Semiconductors & Semiconductor Equipment 0.7%
Avago Technologies Ltd.* (a)	230,000	4,843,800

UNITED STATES 89.5%
Aerospace & Defense 2.8%
BE Aerospace, Inc.*	133,500	3,394,905
Goodrich Corp.	83,236	5,514,385
Precision Castparts Corp.	59,685	6,142,780
Rockwell Collins, Inc.	70,000	3,719,100

		18,771,170

Air Freight & Logistics 1.3%
Atlas Air Worldwide Holdings, Inc.*	42,699	2,028,203
CH Robinson Worldwide, Inc.	90,300	5,026,098
Expeditors International of Washington, Inc.	52,650	1,816,951

		8,871,252

Airlines 0.5%
Delta Air Lines, Inc.*	138,717	1,629,925
UAL Corp.*	77,928	1,602,199

		3,232,124

Auto Components 0.3%
Gentex Corp.	110,000	1,977,800

Biotechnology 1.8%
Alexion Pharmaceuticals, Inc.*	151,774	7,769,311
BioMarin Pharmaceutical, Inc.*	105,000	1,990,800
Human Genome Sciences, Inc.*	105,000	2,379,300

		12,139,411

Capital Markets 0.9%
Affiliated Managers Group, Inc.*	61,900	3,761,663
SEI Investments Co.	120,000	2,443,200

		6,204,863

Chemicals 1.8%
Albemarle Corp.	72,438	2,876,513
Cytec Industries, Inc.	29,668	1,186,423
International Flavors & Fragrances, Inc.	30,121	1,277,733
Nalco Holding Co.	125,000	2,557,500
Scotts Miracle-Gro Co. (The), Class A	40,000	1,776,400
Sigma-Aldrich Corp.	45,000	2,242,350

		11,916,919

Commercial Banks 1.2%
Comerica, Inc.	103,766	3,821,702
Fifth Third Bancorp	182,021	2,237,038
Zions Bancorporation	85,366	1,841,344

		7,900,084

Commercial Services & Supplies 1.3%
Stericycle, Inc.*	140,000	9,181,200

Communications Equipment 5.0%
F5 Networks, Inc.*	138,895	9,524,030
JDS Uniphase Corp.*	121,373	1,194,310
Juniper Networks, Inc.*	85,000	1,939,700
Polycom, Inc.*	115,000	3,425,850
SBA Communications Corp., Class A*	514,333	17,492,466

		33,576,356

Computers & Peripherals 2.0%
Lexmark International, Inc., Class A*	100,527	3,320,407
NetApp, Inc.*	167,459	6,247,895

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Computers & Peripherals (continued)

SanDisk Corp.*	43,496	$1,829,877
Western Digital Corp.*	70,000	2,111,200

		13,509,379

Consumer Finance 0.2%
AmeriCredit Corp.*	71,578	1,304,151

Diversified Consumer Services 1.4%
DeVry, Inc.	80,400	4,220,196
Strayer Education, Inc. (a)	25,000	5,197,250

		9,417,446

Diversified Financial Services 1.4%
IntercontinentalExchange, Inc.*	45,000	5,086,350
MSCI, Inc., Class A*	155,000	4,247,000

		9,333,350

Electrical Equipment 1.7%
Ametek, Inc.	110,000	4,416,500
Rockwell Automation, Inc.	51,282	2,517,433
Roper Industries, Inc.	80,000	4,476,800

		11,410,733

Electronic Equipment, Instruments & Components 3.8%
Agilent Technologies, Inc.*	110,197	3,132,901
Amphenol Corp., Class A	95,000	3,731,600
Dolby Laboratories, Inc., Class A*	150,169	9,414,094
National Instruments Corp.	142,500	4,528,650
Trimble Navigation Ltd.*	164,500	4,606,000

		25,413,245

Energy Equipment & Services 1.1%
CARBO Ceramics, Inc.	81,000	5,847,390
FMC Technologies, Inc.*	36,472	1,920,616

		7,768,006

Food & Staples Retailing 0.4%
Whole Foods Market, Inc.*	69,124	2,489,846

Food Products 2.1%
H.J. Heinz Co.	45,154	1,951,556
Hershey Co. (The)	69,170	3,315,318
Mead Johnson Nutrition Co.	183,964	9,220,276

		14,487,150

Health Care Equipment & Supplies 4.0%
C.R. Bard, Inc.	25,906	2,008,492
Edwards Lifesciences Corp.*	100,000	5,602,000
Intuitive Surgical, Inc.*	16,844	5,316,303
NuVasive, Inc.* (a)	150,000	5,319,000
ResMed, Inc.*	46,400	2,821,584
Varian Medical Systems, Inc.*	41,819	2,186,298
Volcano Corp.*	165,000	3,600,300

		26,853,977

Health Care Providers & Services 4.2%
AmerisourceBergen Corp.	132,780	4,215,765
Express Scripts, Inc.*	269,827	12,687,266
Health Management Associates, Inc., Class A*	160,466	1,246,821
HMS Holdings Corp.*	87,500	4,744,250
Medco Health Solutions, Inc.*	101,465	5,588,693

		28,482,795

Health Care Technology 1.2%
Cerner Corp.*	73,398	5,570,174
MedAssets, Inc.*	100,000	2,308,000

		7,878,174

Hotels, Restaurants & Leisure 3.1%
Chipotle Mexican Grill, Inc.*	14,198	1,942,428
Hyatt Hotels Corp., Class A*	65,000	2,410,850
Las Vegas Sands Corp.*	52,320	1,158,365
Royal Caribbean Cruises Ltd.* (a)	100,000	2,277,000
Starwood Hotels & Resorts Worldwide, Inc.	104,707	4,338,011
WMS Industries, Inc.*	190,000	7,457,500
Wynn Resorts Ltd.	15,514	1,183,253

		20,767,407

Household Durables 1.5%
Stanley Black & Decker, Inc.	105,211	5,315,260
Tempur-Pedic International, Inc.*	52,269	1,607,272
Whirlpool Corp.	35,327	3,102,417

		10,024,949

Household Products 0.8%
Church & Dwight Co., Inc.	91,231	5,721,096

Information Technology Services 2.1%
Alliance Data Systems Corp.* (a)	47,500	2,827,200
Cognizant Technology Solutions Corp., Class A*	193,704	9,696,822
Hewitt Associates, Inc., Class A*	60,000	2,067,600

		14,591,622

Insurance 0.2%
Genworth Financial, Inc., Class A*	96,115	1,256,223

Internet & Catalog Retail 0.3%
Priceline.com, Inc.*	10,756	1,898,864

Internet Software & Services 1.8%
Equinix, Inc.*	74,319	6,036,189
GSI Commerce, Inc.*	70,000	2,016,000
Rackspace Hosting, Inc.* (a)	85,500	1,568,070
WebMD Health Corp.*	48,983	2,274,281

		11,894,540

Leisure Equipment & Products 0.7%
Hasbro, Inc.	56,500	2,322,150
Mattel, Inc.	121,370	2,568,189

		4,890,339

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)

Life Sciences Tools & Services 1.3%
Life Technologies Corp.*	117,534	$5,553,481
PerkinElmer, Inc.	63,566	1,313,909
Waters Corp.*	29,218	1,890,405

		8,757,795

Machinery 3.7%
ArvinMeritor, Inc.*	143,176	1,875,606
Cummins, Inc.	109,419	7,126,459
Danaher Corp.	137,000	5,085,440
Dover Corp.	50,821	2,123,810
Flowserve Corp.	32,500	2,756,000
Kennametal, Inc.	74,936	1,905,622
Pall Corp.	90,000	3,093,300
Timken Co.	46,442	1,207,028

		25,173,265

Media 1.2%
CBS Corp. Non-Voting, Class B	94,770	1,225,376
Discovery Communications, Inc., Class A*	120,057	4,287,236
Scripps Networks Interactive, Inc., Class A	70,000	2,823,800

		8,336,412

Metals & Mining 0.6%
Cliffs Natural Resources Inc.	90,987	4,290,947

Multiline Retail 2.6%
Dollar Tree, Inc.*	271,907	11,319,468
Family Dollar Stores, Inc.	35,857	1,351,450
Nordstrom, Inc.	163,264	5,255,468

		17,926,386

Oil, Gas & Consumable Fuels 3.5%
Brigham Exploration Co.*	72,374	1,113,112
Concho Resources, Inc.*	202,723	11,216,664
Pioneer Natural Resources Co.	20,863	1,240,305
Range Resources Corp.	90,000	3,613,500
Whiting Petroleum Corp.*	82,475	6,467,690

		23,651,271

Pharmaceuticals 1.1%
Salix Pharmaceuticals Ltd.*	134,724	5,258,278
Watson Pharmaceuticals, Inc.*	51,000	2,069,070

		7,327,348

Professional Services 0.7%
Verisk Analytics, Inc., Class A*	151,500	4,529,850

Real Estate Investment Trusts (REITs) 1.0%
AvalonBay Communities, Inc.	35,332	3,298,949
Digital Realty Trust, Inc.	34,395	1,983,903
DuPont Fabros Technology, Inc.	54,598	1,340,927

		6,623,779

Real Estate Management & Development 1.1%
CB Richard Ellis Group, Inc., Class A*	131,162	1,785,115
Jones Lang LaSalle, Inc.	85,601	5,618,849

		7,403,964

Road & Rail 1.2%
J.B. Hunt Transport Services, Inc.	132,800	4,338,576
Kansas City Southern*	105,486	3,834,416

		8,172,992

Semiconductors & Semiconductor Equipment 3.4%
Altera Corp.	84,190	2,088,754
Analog Devices, Inc.	121,600	3,387,776
Atheros Communications, Inc.*	45,257	1,246,378
Cavium Networks, Inc.*	24,912	652,445
Cree, Inc.*	18,514	1,111,395
Microchip Technology, Inc. (a)	170,000	4,715,800
Silicon Laboratories, Inc.*	94,000	3,812,640
Teradyne, Inc.*	119,472	1,164,852
Varian Semiconductor Equipment Associates, Inc.*	120,000	3,439,200
Veeco Instruments, Inc.*	49,834	1,708,310

		23,327,550

Software 5.2%
ANSYS, Inc.*	135,000	5,476,950
Autodesk, Inc.*	44,895	1,093,642
Citrix Systems, Inc.*	135,275	5,712,663
Informatica Corp.*	155,000	3,701,400
MICROS Systems, Inc.*	95,000	3,027,650
Rovi Corp.*	200,262	7,591,933
Salesforce.com, Inc.*	71,182	6,108,839
Solera Holdings, Inc.	65,000	2,353,000

		35,066,077

Specialty Retail 6.3%
Abercrombie & Fitch Co., Class A	65,000	1,994,850
AnnTaylor Stores Corp.*	60,005	976,281
AutoZone, Inc.*	20,476	3,956,373
Bed Bath & Beyond, Inc.*	159,676	5,920,786
Dick’s Sporting Goods, Inc.*	65,500	1,630,295
J Crew Group, Inc.*	108,500	3,993,885
OfficeMax, Inc.*	79,261	1,035,149
O’Reilly Automotive, Inc.*	56,220	2,673,823
PetSmart, Inc.	64,586	1,948,560
Ross Stores, Inc.	107,500	5,728,675
Urban Outfitters, Inc.*	190,000	6,534,100
Williams-Sonoma, Inc.	257,938	6,402,021

		42,794,798

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	100,000	3,655,000
Phillips-Van Heusen Corp.	25,825	1,194,923
Polo Ralph Lauren Corp.	22,500	1,641,600

		6,491,523

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)

Trading Companies & Distributors 2.5%
Fastenal Co. (a)	221,669	$11,125,567
W.W. Grainger, Inc.	55,550	5,524,448

		16,650,015

Wireless Telecommunication Services 2.2%
American Tower Corp., Class A*	194,802	8,668,689
NII Holdings, Inc.*	195,570	6,359,936

		15,028,625

		604,717,068

Total Common Stocks (cost $585,940,322)		644,456,855

Mutual Fund 3.9%
Money Market Fund 3.9%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (b)	26,070,200	26,070,200

Total Mutual Fund (cost $26,070,200)		26,070,200

Repurchase Agreements 5.2%

	Principal Amount	Market Value

Morgan Stanley, 0.03%, dated 06/30/010, due 07/01/10, repurchase price $15,419,654, collateralized by U.S. Government Agency Securities 4.00%-8.50%, maturing 03/01/15-06/01/40; total market value of $15,728,586. (c)	$15,419,642	15,419,642
Barclays Capital, 0.01%, dated 06/30/010, due 07/01/10, repurchase price $20,000,006, collateralized by U.S. Treasury Securities 1.88%, maturing 06/30/15; total market value of $20,400,001. (c)	$20,000,000	20,000,000

Total Repurchase Agreements (cost $35,419,642)		35,419,642

Total Investments (cost $647,430,164) (d) — 104.5%		705,946,697

Liabilities in excess of other assets — (4.5)%		(30,193,952)

NET ASSETS — 100.0%		$675,752,745

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $35,381,229.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of June 30, 2010 was $35,419,642.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

CN	China

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At June 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
British Pound	Bank of America NA	7/30/10	(1,007,990)	$(1,521,218)	$(1,506,038)	$15,180

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
Multi-Manager
Mid Cap Growth
Fund

Assets:
Investments, at value* (cost $612,010,522)	$670,527,055
Repurchase agreements, at value and cost	35,419,642

Total Investments	705,946,697

Dividends receivable	212,073
Security lending income receivable	14,582
Receivable for investments sold	15,085,235
Receivable for capital shares issued	489,299
Reclaims receivable	5,707
Unrealized appreciation on forward foreign currency contracts (Note 2)	15,180
Prepaid expenses and other assets	7,607

Total Assets	721,776,380

Liabilities:
Payable for investments purchased	9,506,588
Payable for capital shares redeemed	517,059
Payable upon return of securities loaned (Note 2)	35,419,642
Accrued expenses and other payables:
Investment advisory fees	419,767
Fund administration fees	21,957
Distribution fees	31,943
Administrative servicing fees	40,143
Accounting and transfer agent fees	6,371
Trustee fees	680
Custodian fees	1,415
Compliance program costs (Note 3)	5,195
Professional fees	25,807
Other	27,068

Total Liabilities	46,023,635

Net Assets	$675,752,745

Represented by:
Capital	$701,387,185
Accumulated net investment loss	(1,506,504)
Accumulated net realized losses from investment and foreign currency transactions	(82,659,949)
Net unrealized appreciation/(depreciation) from investments	58,516,533
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	15,180
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	300

Net Assets	$675,752,745

Net Assets:
Class I Shares	$384,598,197
Class II Shares	146,438,878
Class Y Shares	144,715,670

Total	$675,752,745

*	Includes value of securities on loan of $35,381,229 (Note 2)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statement of Assets and Liabilities (Continued)

NVIT
Multi-Manager
Mid Cap Growth
Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	47,233,014
Class II Shares	18,095,199
Class Y Shares	17,739,069

Total	83,067,282

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.14
Class II Shares	$8.09
Class Y Shares	$8.16

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Multi-Manager
Mid Cap Growth
Fund

INVESTMENT INCOME:
Dividend income	$1,705,022
Income from securities lending (Note 2)	71,626
Foreign tax withholding	(3,059)

Total Income	1,773,589

EXPENSES:
Investment advisory fees	2,700,378
Fund administration fees	132,138
Distribution fees Class II Shares	201,995
Administrative servicing fees Class I Shares	148,635
Administrative servicing fees Class II Shares	56,559
Professional fees	36,484
Printing fees	152,434
Trustee fees	12,533
Custodian fees	16,210
Accounting and transfer agent fees	6,278
Compliance program costs (Note 3)	1,473
Other	15,583

Total expenses before earnings credit and expenses reimbursed	3,480,700
Earnings credit (Note 4)	(9)
Expenses reimbursed by adviser (Note 3)	(122,527)

Net Expenses	3,358,164

NET INVESTMENT LOSS	(1,584,575)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	38,293,130
Net realized gains from forward and foreign currency transactions (Note 2)	61,704

Net realized gains from investment, forward foreign currency and foreign currency transactions	38,354,834

Net change in unrealized appreciation/(depreciation) from investments	(56,607,696)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	15,180
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(239)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(56,592,755)

Net realized/unrealized losses from investments, forward foreign currency contracts, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(18,237,921)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,822,496)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Statements of Changes in Net Assets

	NVIT Multi-Manager Mid Cap
	Growth Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment loss	$(1,584,575)	$(1,600,663)
Net realized gains/(losses) from investment and foreign currency transactions	38,354,834	(28,326,225)
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(56,592,755)	147,566,445

Change in net assets resulting from operations	(19,822,496)	117,639,557

Distributions to Shareholders From:
Change in net assets from capital transactions	(28,225,218)	486,876,377

Change in net assets	(48,047,714)	604,515,934

Net Assets:
Beginning of period	723,800,459	119,284,525

End of period	$675,752,745	$723,800,459

Accumulated undistributed net investment income (loss) at end of period	$(1,506,504)	$78,071

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,045,771	$161,077,599
Proceeds from shares issued in acquisition of NVIT Mid Cap Growth Fund (Note 8)	–	84,375,024
Proceeds from shares issued in-kind (Note 8)	–	167,691,630
Cost of shares redeemed	(40,926,083)	(43,107,140)

Total Class I	(38,880,312)	370,037,113

Class II Shares
Proceeds from shares issued	392,003	57,995,416
Proceeds from shares issued in acquisition of NVIT Mid Cap Growth Fund (Note 8)	–	19,212,532
Cost of shares redeemed	(26,712,735)	(20,668,999)

Total Class II	(26,320,732)	56,538,949

Class Y Shares
Proceeds from shares issued	38,613,889	68,470,783
Cost of shares redeemed	(1,638,063)	(8,170,468)

Total Class Y	36,975,826	60,300,315

Change in net assets from capital transactions	$(28,225,218)	$486,876,377

SHARE TRANSACTIONS:
Class I Shares
Issued	233,805	21,730,339
Issued in acquisition of NVIT Mid Cap Growth Fund (Note 8)	–	12,486,113
Issued in-kind (Note 8)	–	22,599,951
Redeemed	(4,718,317)	(5,601,908)

Total Class I Shares	(4,484,512)	51,214,495

Amounts designated as “–” are zero or have been rounded to zero.
The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

	NVIT Multi-Manager Mid Cap
	Growth Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	45,479	8,492,515
Issued in acquisition of NVIT Mid Cap Growth Fund (Note 8)	–	2,851,830
Redeemed	(3,071,802)	(2,806,277)

Total Class II Shares	(3,026,323)	8,538,068

Class Y Shares
Issued	4,446,623	9,549,150
Redeemed	(192,682)	(1,056,911)

Total Class Y Shares	4,253,941	8,492,239

Total change in shares	(3,256,894)	68,244,802

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Loss	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Loss	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.39	(0.02)	(0.23)	(0.25)	–	–	–	$8.14	(2.98%)	$384,598,197	0.89%	(0.40%)	0.92%	49.88%
Year Ended December 31, 2009 (e)	$6.61	(0.02)	1.80	1.78	–	–	–	$8.39	27.12%	$434,045,905	0.89%	(0.31%)	0.90%	146.76%
Period Ended December 31, 2008 (f)	$10.00	(0.01)	(3.38)	(3.39)	–	–	–	$6.61	(33.90%)	$3,323,047	0.94%	(0.32%)	1.02%	108.89%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.35	(0.03)	(0.23)	(0.26)	–	–	–	$8.09	(3.11%)	$146,438,878	1.14%	(0.65%)	1.17%	49.88%
Year Ended December 31, 2009 (e)	$6.59	(0.04)	1.80	1.76	–	–	–	$8.35	26.71%	$176,404,557	1.15%	(0.56%)	1.18%	146.76%
Period Ended December 31, 2008 (f)	$10.00	(0.02)	(3.39)	(3.41)	–	–	–	$6.59	(34.10%)	$82,944,963	1.18%	(0.57%)	1.26%	108.89%

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.41	(0.01)	(0.24)	(0.25)	–	–	–	$8.16	(2.97%)	$144,715,670	0.82%	(0.32%)	0.86%	49.88%
Year Ended December 31, 2009 (e)	$6.61	(0.02)	1.82	1.80	–	–	–	$8.41	27.23%	$113,349,997	0.83%	(0.24%)	0.85%	146.76%
Period Ended December 31, 2008 (f)	$10.00	–	(3.39)	(3.39)	–	–	–	$6.61	(33.90%)	$33,016,515	0.82%	(0.14%)	0.99%	108.89%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:

Common Stocks

Aerospace & Defense	18,771,170	—	—	18,771,170

Air Freight & Logistics	8,871,252	—	—	8,871,252

Airlines	3,232,124	—	—	3,232,124

Auto Components	1,977,800	—	—	1,977,800

Biotechnology	12,139,411	—	—	12,139,411

Capital Markets	6,204,863	—	—	6,204,863

Chemicals	11,916,919	—	—	11,916,919

Commercial Banks	7,900,084	—	—	7,900,084

Commercial Services & Supplies	9,181,200	—	—	9,181,200

Communications Equipment	33,576,356	—	—	33,576,356

Computers & Peripherals	13,509,379	—	—	13,509,379

Consumer Finance	1,304,151	—	—	1,304,151

Diversified Consumer Services	9,417,446	—	—	9,417,446

Diversified Financial Services	9,333,350	—	—	9,333,350

Electrical Equipment	13,969,133	—	—	13,969,133

16 Semiannual Report 2010

Asset Type	Level 1	Level 2	Level 3	Total

Electronic Equipment, Instruments & Components	25,413,245	—	—	25,413,245

Energy Equipment & Services	16,396,401	—	—	16,396,401

Food & Staples Retailing	2,489,846	—	—	2,489,846

Food Products	14,487,150	—	—	14,487,150

Health Care Equipment & Supplies	26,853,977	—	—	26,853,977

Health Care Providers & Services	28,482,795	—	—	28,482,795

Health Care Technology	7,878,174	—	—	7,878,174

Hotels, Restaurants & Leisure	24,140,445	—	—	24,140,445

Household Durables	10,024,949	—	—	10,024,949

Household Products	5,721,096	—	—	5,721,096

Information Technology Services	17,051,673	—	—	17,051,673

Insurance	1,256,223	—	—	1,256,223

Internet & Catalog Retail	1,898,864	—	—	1,898,864

Internet Software & Services	20,141,502	—	—	20,141,502

Leisure Equipment & Products	4,890,339	—	—	4,890,339

Life Sciences Tools & Services	8,757,795	—	—	8,757,795

Machinery	25,173,265	—	—	25,173,265

Media	8,336,412	—	—	8,336,412

Metals & Mining	4,290,947	—	—	4,290,947

Multiline Retail	17,926,386	—	—	17,926,386

Oil, Gas & Consumable Fuels	23,651,271	—	—	23,651,271

Pharmaceuticals	9,383,848	2,251,418	—	11,635,266

Professional Services	4,529,850	—	—	4,529,850

Real Estate Investment Trusts (REITs)	6,623,779	—	—	6,623,779

Real Estate Management & Development	7,403,964	—	—	7,403,964

Road & Rail	8,172,992	—	—	8,172,992

Semiconductors & Semiconductor Equipment	32,273,804	—	—	32,273,804

Software	35,066,077	—	—	35,066,077

Specialty Retail	42,794,798	—	—	42,794,798

Textiles, Apparel & Luxury Goods	7,710,292	—	—	7,710,292

Trading Companies & Distributors	16,650,015	—	—	16,650,015

Wireless Telecommunication Services	15,028,625	—	—	15,028,625

Total Common Stocks	642,205,437	2,251,418	—	644,456,855

Forward Currency Contracts	—	15,180	—	15,180

Mutual Fund	26,070,200	—	—	26,070,200

Repurchase Agreements	—	35,419,642	—	35,419,642

Total Assets	$668,275,637	$37,686,240	$—	$705,961,877

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk, credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. The Fund may also enter into futures contracts for non-hedging purposes. If the Fund does so, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the value of the Fund’s net assets after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed-delivery of securities or currencies at a specific future date and at a specific price or currency amount. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

18 Semiannual Report 2010

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/ losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

Fair Values of Derivative Instruments as of June 30, 2010

Derivatives not accounted for as hedging instruments

	Statement of Assets & Liabilities Location	Fair Value

Assets:

Forward Foreign currency contracts	Receivables — Unrealized appreciation from forward foreign currency contracts	$15,180

Total		$15,180

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Forward Foreign currency contracts	$61,704

Total	$61,704

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Forward Foreign currency contracts	$15,180

Total	$15,180

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

(e)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$35,381,229	$36,389,787*

*	Includes $970,145 collateral in the form of U.S. Treasury Notes/Bonds ranging from 0.875%–5%, maturing 8/15/10–5/15/39.

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for

20 Semiannual Report 2010

federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers

American Century Investment Management, Inc.

Neuberger Berman Management, LLC

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Beginning May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1 billion	0.75%

$1 billion and more	0.70%

Prior to May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.75%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $1,595,805 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.82% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the period/year in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Year Ended	Six Months Ended
2008 Amount (a)	2009 Amount	June 30, 2010	Total

$61,733	$77,392	$122,527	$261,652

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average

22 Semiannual Report 2010

daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, nd NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for there services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $205,194 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $1,473.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of

2010 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $346,979,768 and sales of $391,908,542 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

24 Semiannual Report 2010

8. Other

On April 24, 2009, the Fund acquired all of the net assets of NVIT Mid Cap Growth Fund, an open-end investment company, pursuant to a plan of reorganization approved by NVIT Mid Cap Growth Fund shareholders on April 14, 2009. The purpose of the reorganization was to combine funds managed by NFA that had comparable investment objectives and strategies. The reorganization was accomplished by a tax-free exchange of 12,486,113 Class I shares and 2,851,830 Class II shares of the Fund, valued at $84,375,024 and $19,212,532, respectively, for the assets of NVIT Mid Cap Growth Fund. The investment portfolio of NVIT Mid Cap Growth Fund, with a fair value of $94,005,247 and an identified cost of $101,018,138 at April 24, 2009, was the principle asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of any investments received from NVIT Mid Cap Growth Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganization, the net assets of the Fund were $170,971,906.

The following pro forma information for the year ended December 31, 2009 is provided as though the reorganization had been completed on January 1, 2009, the beginning of the annual reporting period of the Fund:

•	Net investment loss $(1,824,521);

•	Net loss on investments $(6,920,442); and

•	Net decrease in net assets resulting from operations $(8,744,963).

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of NVIT Mid Cap Growth Fund that have been included in the Fund’s statement of operations since April 24, 2009.

During the year ended December 31, 2009, the Fund issued 10,363,793 shares of beneficial interest in exchange for securities tendered to the Fund by the purchaser of such shares. The securities, with a market value of $76,899,341, were tendered by the purchaser as in-kind consideration for the purchase of shares of beneficial interest of the Fund on August 14, 2009.

During the year ended December 31, 2009, the Fund issued 12,236,158 shares of beneficial interest in exchange for securities tendered to the Fund by the purchaser of such shares. The securities, with a market value of $90,792,289, were tendered by the purchaser as in-kind consideration for the purchase of shares of beneficial interest of the Fund on August 14, 2009.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$650,453,243	$78,920,731	$(23,427,277)	$55,493,454

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 25

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

26 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Multi-Manager Mid Cap Growth Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and each of the Fund’s sub advisers (i.e., American Century Investment Management, Inc. (“American Century”) and Neuberger Berman Management, LLC (“Neuberger Berman”)) and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that, for the one-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the fifth quintile of its Peer Group and underperformed its benchmark, the Russell Mid Cap Growth Index. The Trustees then noted that the sleeves of the Fund managed by Neuberger Berman and American Century have been on the watch list since the third and second quarters of 2009, respectively.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the fourth quintile of its Peer Group. The Trustees also noted that the Fund’s actual advisory fee and total expenses for Class II shares were in the second quintile of its Peer Group. The Trustees noted that the Fund’s Peer Group is not specifically limited to multi-manager funds. The Trustees then discussed portfolio management issues specific to multi-managed funds, including the fact that oversight, monitoring, and reporting of investments is more extensive when dealing with multiple managers, and operations and compliance efforts increase incrementally as the number of managers increase. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 27

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

28 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 29

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

30 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 31

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NVIT Multi-Manager Mid Cap Value Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

11	Statement of Assets and Liabilities

13	Statement of Operations

14	Statements of Changes in Net Assets

16	Financial Highlights

17	Notes to Financial Statements

26	Supplemental Information

28	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-MCV (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Multi-Manager Mid Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Multi-Manager Mid Cap Value Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	961.40	4.67	0.96
	Hypothetical	[b]	1,000.00	1,020.03	4.81	0.96

Class II Shares	Actual		1,000.00	960.90	5.20	1.07
	Hypothetical	[b]	1,000.00	1,019.49	5.36	1.07

Class Y Shares	Actual		1,000.00	961.00	3.94	0.81
	Hypothetical	[b]	1,000.00	1,020.78	4.06	0.81

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Mid Cap Value Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	98.6%
Repurchase Agreement	1.4%
Mutual Fund	1.2%
Liabilities in excess of other assets	(1	.2)%

	100.0%

Top Industries †

Insurance	9.8%
Multi-Utilities	6.2%
Oil, Gas & Consumable Fuels	5.4%
Real Estate Investment Trusts (REITs)	4.4%
Specialty Retail	4.0%
Information Technology Services	3.4%
Machinery	3.4%
Pharmaceuticals	3.2%
Commercial Services & Supplies	3.2%
Electric Utilities	2.9%
Other Industries *	54.1%

100.0%

Top Holdings †

Republic Services, Inc.	1.8%
PG&E Corp.	1.4%
HCC Insurance Holdings, Inc.	1.4%
Forest Laboratories, Inc.	1.4%
Invesco Liquid Assets Portfolio — Institutional Class	1.2%
Northern Trust Corp.	1.1%
Aon Corp.	1.1%
Imperial Oil Ltd.	1.1%
Sempra Energy	1.0%
Lowe’s Cos., Inc.	1.0%
Other Holdings *	87.5%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 98.6%

	Shares	Market Value

Aerospace & Defense 1.4%
Alliant Techsystems, Inc.*	20,000	$1,241,200
Goodrich Corp.	34,340	2,275,025
ITT Corp.	71,900	3,229,748
Northrop Grumman Corp.	22,083	1,202,199

		7,948,172

Airlines 0.3%
AMR Corp.*	19,842	134,529
Continental Airlines, Inc., Class B*	21,183	466,026
Delta Air Lines, Inc.*	48,370	568,347
UAL Corp.* (a)	14,197	291,890
US Airways Group, Inc.*	36,660	315,643

		1,776,435

Auto Components 0.3%
Goodyear Tire & Rubber Co. (The)*	170,427	1,694,044

Automobiles 0.1%
Ford Motor Co.*	28,655	288,842

Beverages 0.7%
Coca-Cola Enterprises, Inc.	148,182	3,831,987

Biotechnology 0.2%
Cephalon, Inc.*	23,000	1,305,250

Building Products 0.3%
A.O. Smith Corp.	33,947	1,635,906

Capital Markets 2.9%
Ameriprise Financial, Inc.	50,189	1,813,329
Artio Global Investors, Inc.	20,317	319,790
Invesco Ltd.	181,486	3,054,409
Northern Trust Corp.	139,676	6,522,869
State Street Corp.	82,756	2,798,808
TD Ameritrade Holding Corp.*	174,000	2,662,200

		17,171,405

Chemicals 2.8%
Agrium, Inc.	33,081	1,618,984
CF Industries Holdings, Inc.	60,900	3,864,105
Eastman Chemical Co.	46,588	2,485,936
Huntsman Corp.	85,267	739,265
Lubrizol Corp.	45,108	3,622,623
Minerals Technologies, Inc.	38,945	1,851,445
PPG Industries, Inc.	34,790	2,101,664

		16,284,022

Commercial Banks 1.4%
CIT Group, Inc.*	37,935	1,284,479
Comerica, Inc.	84,053	3,095,672
Commerce Bancshares, Inc.	65,993	2,375,088
Fifth Third Bancorp	55,033	676,356
Marshall & Ilsley Corp.	24,610	176,700
Regions Financial Corp.	13,012	85,619
SunTrust Banks, Inc.	29,800	694,340
Zions Bancorporation (a)	4,122	88,911

		8,477,165

Commercial Services & Supplies 3.3%
Cintas Corp.	69,277	1,660,570
Pitney Bowes, Inc.	96,215	2,112,881
Republic Services, Inc.	357,408	10,625,740
Ritchie Bros. Auctioneers, Inc. (a)	85,710	1,561,636
Waste Management, Inc.	101,582	3,178,501

		19,139,328

Communications Equipment 0.9%
Brocade Communications Systems, Inc.*	155,955	804,728
EchoStar Corp., Class A*	123,052	2,347,832
Emulex Corp.*	192,482	1,766,985
Tellabs, Inc.	93,414	596,915

		5,516,460

Computers & Peripherals 0.9%
Diebold, Inc.	50,534	1,377,052
Western Digital Corp.*	126,500	3,815,240

		5,192,292

Construction & Engineering 1.5%
Chicago Bridge & Iron Co. NV NYRS-NL REG*	82,591	1,553,537
Fluor Corp.	22,658	962,965
Foster Wheeler AG*	190,606	4,014,162
Insituform Technologies, Inc., Class A*	12,055	246,886
Jacobs Engineering Group, Inc.*	31,480	1,147,131
KBR, Inc.	49,796	1,012,851

		8,937,532

Construction Materials 0.5%
Cemex SAB de CV ADR-MX*	134,005	1,295,829
Vulcan Materials Co.	34,187	1,498,416

		2,794,245

Containers & Packaging 2.0%
Bemis Co., Inc.	201,288	5,434,776
Crown Holdings, Inc.*	92,600	2,318,704
Owens-Illinois, Inc.*	42,800	1,132,060
Packaging Corp. of America	75,400	1,660,308
Sonoco Products Co.	47,939	1,461,181

		12,007,029

Distributors 0.6%
Genuine Parts Co.	86,367	3,407,178

Diversified Consumer Services 0.6%
H&R Block, Inc.	222,600	3,492,594

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Diversified Financial Services 0.1%
Pico Holdings, Inc.*	20,927	$627,182

Diversified Telecommunication Services 2.2%
CenturyLink, Inc.	74,852	2,493,320
Consolidated Communications Holdings, Inc.	70,850	1,205,159
Qwest Communications International, Inc.	859,725	4,513,556
Windstream Corp.	438,572	4,631,320

		12,843,355

Electric Utilities 3.0%
Allegheny Energy, Inc.	50,583	1,046,056
American Electric Power Co., Inc.	45,719	1,476,724
Great Plains Energy, Inc.	72,857	1,240,026
IDACORP, Inc.	33,713	1,121,632
Northeast Utilities	91,857	2,340,516
NV Energy, Inc.	230,274	2,719,536
Pepco Holdings, Inc.	86,256	1,352,494
Pinnacle West Capital Corp.	17,770	646,117
Portland General Electric Co.	110,534	2,026,088
Westar Energy, Inc.	160,837	3,475,688

		17,444,877

Electrical Equipment 2.5%
Cooper Industries PLC, Class A	98,534	4,335,496
Emerson Electric Co.	58,031	2,535,374
Hubbell, Inc., Class B	99,242	3,938,915
Rockwell Automation, Inc.	27,929	1,371,035
Thomas & Betts Corp.*	64,197	2,227,636
Woodward Governor Co.	17,640	450,349

		14,858,805

Electronic Equipment, Instruments & Components 1.1%
Agilent Technologies, Inc.*	72,771	2,068,880
Avnet, Inc.*	58,935	1,420,923
Celestica, Inc.*	86,956	700,865
Molex, Inc.	120,399	2,196,078

		6,386,746

Energy Equipment & Services 2.3%
Baker Hughes, Inc.	31,886	1,325,501
Cameron International Corp.*	26,056	847,341
Dresser-Rand Group, Inc.*	126,600	3,994,230
Helix Energy Solutions Group, Inc.*	80,601	868,073
Helmerich & Payne, Inc.	6,671	243,625
Nabors Industries Ltd.*	50,383	887,748
Noble Corp.*	80,638	2,492,521
Oceaneering International, Inc.*	14,847	666,630
Smith International, Inc.	59,151	2,227,035

		13,552,704

Food Products 1.7%
Campbell Soup Co.	37,048	1,327,430
ConAgra Foods, Inc.	196,263	4,576,853
H.J. Heinz Co.	84,205	3,639,340
Kellogg Co.	12,938	650,782

		10,194,405

Gas Utilities 1.3%
EQT Corp.	130,817	4,727,726
Questar Corp.	41,854	1,903,938
Southwest Gas Corp.	40,319	1,189,411

		7,821,075

Health Care Equipment & Supplies 2.8%
Beckman Coulter, Inc.	56,315	3,395,231
Boston Scientific Corp.*	377,068	2,186,995
CareFusion Corp.*	26,292	596,828
Hospira, Inc.*	80,482	4,623,691
Symmetry Medical, Inc.*	74,193	781,994
Zimmer Holdings, Inc.*	92,755	5,013,408

		16,598,147

Health Care Providers & Services 2.4%
AmerisourceBergen Corp.	136,900	4,346,575
CIGNA Corp.	59,312	1,842,231
LifePoint Hospitals, Inc.*	70,422	2,211,251
Patterson Cos., Inc.	20,941	597,447
Quest Diagnostics, Inc.	55,900	2,782,143
Select Medical Holdings Corp.*	159,439	1,080,996
Universal Health Services, Inc., Class B	35,630	1,359,284

		14,219,927

Hotels, Restaurants & Leisure 1.4%
CEC Entertainment, Inc.*	60,786	2,143,314
International Speedway Corp., Class A	82,626	2,128,446
Penn National Gaming, Inc.*	81,015	1,871,447
Royal Caribbean Cruises Ltd.* (a)	21,142	481,403
Speedway Motorsports, Inc.	104,008	1,410,348

		8,034,958

Household Durables 1.5%
D.R. Horton, Inc.	34,735	341,445
Fortune Brands, Inc.	62,166	2,435,664
Garmin Ltd.	89,800	2,620,364
KB Home	17,804	195,844
Mohawk Industries, Inc.*	17,916	819,836
Pulte Group, Inc.*	40,849	338,230
Stanley Black & Decker, Inc.	11,814	596,843
Toll Brothers, Inc.*	81,519	1,333,651

		8,681,877

Household Products 1.2%
Clorox Co.	22,427	1,394,062
Kimberly-Clark Corp.	91,443	5,544,189

		6,938,251

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Independent Power Producers & Energy Traders 0.1%
NRG Energy, Inc.*	36,500	$774,165

Industrial Conglomerates 0.8%
McDermott International, Inc.*	117,850	2,552,631
Tyco International Ltd.	62,110	2,188,135

		4,740,766

Information Technology Services 3.4%
Accenture PLC, Class A	33,051	1,277,421
Automatic Data Processing, Inc.	33,855	1,363,002
Computer Sciences Corp.	21,242	961,201
Fidelity National Information Services, Inc.	132,600	3,556,332
Hewitt Associates, Inc., Class A*	141,785	4,885,911
Lender Processing Services, Inc.	143,600	4,496,116
SAIC, Inc.*	215,900	3,614,166

		20,154,149

Insurance 10.0%
ACE Ltd.	63,821	3,285,505
Allstate Corp. (The)	70,373	2,021,816
Aon Corp.	174,829	6,489,653
Arch Capital Group Ltd.*	35,300	2,629,850
Assurant, Inc.	47,067	1,633,225
Axis Capital Holdings Ltd.	45,056	1,339,064
Chubb Corp.	91,959	4,598,870
Everest Re Group Ltd.	25,511	1,804,138
Hartford Financial Services Group, Inc.	39,505	874,246
HCC Insurance Holdings, Inc.	332,733	8,238,469
Lincoln National Corp.	59,307	1,440,567
Marsh & McLennan Cos., Inc.	229,221	5,168,934
PartnerRe Ltd.	60,274	4,227,618
Symetra Financial Corp.	123,891	1,486,692
Transatlantic Holdings, Inc.	69,117	3,314,851
Travelers Cos., Inc. (The)	56,723	2,793,608
Willis Group Holdings PLC	80,356	2,414,698
XL Capital Ltd., Class A	290,637	4,653,098

		58,414,902

Internet & Catalog Retail 0.6%
Expedia, Inc.	173,000	3,248,940

Leisure Equipment & Products 0.5%
Hasbro, Inc.	53,255	2,188,781
Mattel, Inc.	38,351	811,507

		3,000,288

Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	38,949	1,840,340
Pharmaceutical Product Development, Inc.	10,428	264,976

		2,105,316

Machinery 3.4%
AGCO Corp.*	50,812	1,370,400
Altra Holdings, Inc.*	161,611	2,104,175
Dover Corp.	7,777	325,001
Eaton Corp.	52,284	3,421,465
Ingersoll-Rand PLC	60,652	2,091,887
Joy Global, Inc.	32,100	1,607,889
Kaydon Corp.	112,717	3,703,881
Manitowoc Co., Inc. (The)	104,930	959,060
Oshkosh Corp.*	65,000	2,025,400
Parker Hannifin Corp.	27,319	1,515,112
Robbins & Myers, Inc.	43,323	941,842

		20,066,112

Media 1.1%
DreamWorks Animation SKG, Inc., Class A*	44,000	1,256,200
National CineMedia, Inc.	94,250	1,570,205
Omnicom Group Inc.	49,659	1,703,303
Regal Entertainment Group, Class A	98,021	1,278,194
Scholastic Corp.	25,523	615,615

		6,423,517

Metals & Mining 1.1%
Cliffs Natural Resources Inc.	13,068	616,287
Freeport-McMoRan Copper & Gold, Inc.	26,403	1,561,209
Newmont Mining Corp.	41,289	2,549,183
Steel Dynamics, Inc.	61,789	814,997
United States Steel Corp.	21,482	828,131

		6,369,807

Multiline Retail 0.5%
Dollar Tree, Inc.*	20,700	861,741
Macy’s, Inc.	122,566	2,193,931

		3,055,672

Multi-Utilities 6.3%
CenterPoint Energy, Inc.	347,500	4,573,100
CMS Energy Corp.	298,200	4,368,630
DTE Energy Co.	22,944	1,046,476
NiSource, Inc.	177,000	2,566,500
OGE Energy Corp.	67,800	2,478,768
PG&E Corp.	205,382	8,441,200
Sempra Energy	131,397	6,148,066
Wisconsin Energy Corp.	104,124	5,283,252
Xcel Energy, Inc.	85,287	1,757,765

		36,663,757

Oil, Gas & Consumable Fuels 5.4%
Alpha Natural Resources, Inc.*	46,264	1,566,962
Devon Energy Corp.	40,990	2,497,111
El Paso Corp.	106,177	1,179,626
Enbridge, Inc.	96,743	4,508,224
Exxon Mobil Corp.	1	56

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)

Imperial Oil Ltd.	174,385	$6,352,591
Murphy Oil Corp.	49,282	2,441,923
Newfield Exploration Co.*	28,955	1,414,741
Noble Energy, Inc.	20,442	1,233,266
PAA Natural Gas Storage LP*	18,077	430,775
Petrohawk Energy Corp.*	83,200	1,411,904
Pioneer Natural Resources Co.	28,048	1,667,454
Southwestern Energy Co.*	29,918	1,156,031
Sunoco, Inc.	14,638	508,963
Ultra Petroleum Corp.*	48,404	2,141,877
Valero Energy Corp.	30,766	553,173
Whiting Petroleum Corp.*	24,100	1,889,922
Williams Pipeline Partners LP	30,573	988,119

		31,942,718

Paper & Forest Products 0.7%
Louisiana-Pacific Corp.*	82,147	549,563
MeadWestvaco Corp.	40,220	892,884
Weyerhaeuser Co.	77,020	2,711,104

		4,153,551

Pharmaceuticals 3.3%
Biovail Corp.	141,900	2,730,156
Forest Laboratories, Inc.*	298,127	8,177,624
King Pharmaceuticals, Inc.*	347,600	2,638,284
Mylan, Inc.* (a)	255,524	4,354,129
Watson Pharmaceuticals, Inc.*	33,872	1,374,187

		19,274,380

Professional Services 0.1%
Towers Watson & Co., Class A	19,700	765,345

Real Estate Investment Trusts (REITs) 4.4%
Annaly Capital Management, Inc.	100,885	1,730,178
AvalonBay Communities, Inc.	9,529	889,723
Boston Properties, Inc.	18,888	1,347,470
Equity Residential	36,824	1,533,351
Government Properties Income Trust	71,489	1,824,399
HCP, Inc.	36,833	1,187,864
Health Care REIT, Inc.	78,700	3,314,844
Host Hotels & Resorts, Inc.	101,662	1,370,404
MFA Financial, Inc.	584,800	4,327,520
Pebblebrook Hotel Trust*	19,802	373,268
Piedmont Office Realty Trust, Inc., Class A	103,372	1,936,157
ProLogis	80,191	812,335
Rayonier, Inc.	91,500	4,027,830
Ventas, Inc.	27,205	1,277,275

		25,952,618

Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc., Class A*	59,100	804,351
St. Joe Co. (The)* (a)	32,727	757,957

		1,562,308

Road & Rail 1.1%
Con-way, Inc.	17,090	513,042
CSX Corp.	28,320	1,405,521
Hertz Global Holdings, Inc.*	126,500	1,196,690
J.B. Hunt Transport Services, Inc.	13,188	430,852
Kansas City Southern*	49,899	1,813,829
Knight Transportation, Inc.	12,705	257,149
Landstar System, Inc.	9,625	375,279
Old Dominion Freight Line, Inc.*	8,442	296,652
Werner Enterprises, Inc.	13,824	302,607

		6,591,621

Semiconductors & Semiconductor Equipment 2.2%
Applied Materials, Inc.	298,873	3,592,453
KLA-Tencor Corp.	43,173	1,203,663
LSI Corp.*	807,618	3,715,043
Microchip Technology, Inc. (a)	40,866	1,133,623
Micron Technology, Inc.*	97,500	827,775
Skyworks Solutions, Inc.*	74,900	1,257,571
Verigy Ltd.*	138,534	1,203,861

		12,933,989

Software 1.7%
Adobe Systems, Inc.*	58,531	1,546,974
Autodesk, Inc.*	50,644	1,233,688
BMC Software, Inc.*	57,522	1,991,987
Cadence Design Systems, Inc.*	173,166	1,002,631
Check Point Software Technologies*	67,325	1,984,741
Symantec Corp.*	91,500	1,270,020
Synopsys, Inc.*	47,448	990,240

		10,020,281

Specialty Retail 4.1%
Abercrombie & Fitch Co., Class A	41,187	1,264,029
Aeropostale, Inc.*	142,150	4,071,176
Bed Bath & Beyond, Inc.*	12,421	460,571
Lowe’s Cos., Inc.	281,775	5,753,845
PetSmart, Inc.	75,374	2,274,034
RadioShack Corp.	98,800	1,927,588
Ross Stores, Inc.	47,700	2,541,933
Staples, Inc.	95,140	1,812,417
TJX Cos., Inc.	86,700	3,637,065

		23,742,658

Textiles, Apparel & Luxury Goods 0.5%
VF Corp.	41,802	2,975,466

Thrifts & Mortgage Finance 1.1%
Hudson City Bancorp, Inc.	149,993	1,835,915
MGIC Investment Corp.*	119,500	823,355
Northwest Bancshares, Inc.	91,190	1,045,949
People’s United Financial, Inc.	182,888	2,468,988

		6,174,207

8 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Tobacco 0.9%
Lorillard, Inc.	76,383	$5,498,048

Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	10,944	1,088,381

Wireless Telecommunication Services 0.2%
Sprint Nextel Corp.*	317,730	1,347,175

Total Common Stocks (cost $591,207,498)		578,142,332

Mutual Fund 1.2%

Money Market Fund 1.2%
Invesco Liquid Assets Portfolio – Institutional Class, 0.21% (b)	7,197,532	7,197,532

Total Mutual Fund (cost $7,197,532)		7,197,532

Repurchase Agreement 1.4%

	Principal Amount	Market Value

Morgan Stanley, 0.03%, dated 6/30/10, due 7/1/10, repurchase price $8,148,441.54, collateralized by U.S. Government Agency Mortgages ranging 4.00% – 8.50%, maturing 3/1/15 – 6/1/40; total market value of $8,311,695.16 (c)	$8,148,435	8,148,435

Total Repurchase Agreement (cost $8,148,435)		8,148,435

Total Investments (cost $606,553,465) (d) — 101.2%		593,488,299

Liabilities in excess of other assets — (1.2%)		(7,208,174)

NET ASSETS — 100.0%		$586,280,125

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $7,876,446.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of June 30, 2010 was $8,148,435.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

LP	Limited Partnership

Ltd.	Limited

MX	Mexico

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SAB de CV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund (Continued)

At June 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Canadian Dollar	Bank of America NA	7/30/10	(5,696,626)	$(5,502,817)	$(5,350,268)	$152,549
Long Contracts:
Canadian Dollar	Bank of America NA	7/30/10	229,158	$216,850	$215,225	$(1,625)

10 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
Multi-Manager
Mid Cap
Value Fund

Assets:
Investments, at value* (cost $598,405,030)	$585,339,864
Repurchase agreement, at value and cost	8,148,435

Total Investments	593,488,299

Dividends receivable	1,119,435
Security lending income receivable	4,190
Receivable for investments sold	6,855,418
Receivable for capital shares issued	481,861
Reclaims receivable	5,008
Unrealized appreciation on forward foreign currency contracts (Note 2)	152,549
Prepaid expenses and other assets	6,766

Total Assets	602,113,526

Liabilities:
Payable for investments purchased	6,964,731
Payable for capital shares redeemed	194,679
Unrealized depreciation on forward foreign currency contracts (Note 2)	1,625
Payable upon return of securities loaned (Note 2)	8,148,435
Accrued expenses and other payables:
Investment advisory fees	350,279
Fund administration fees	20,150
Distribution fees	95,868
Administrative servicing fees	22,770
Accounting and transfer agent fees	5,576
Trustee fees	312
Compliance program costs (Note 3)	3,772
Professional fees	19,987
Other	5,217

Total Liabilities	15,833,401

Net Assets	$586,280,125

Represented by:
Capital	$598,997,174
Accumulated undistributed net investment income	1,365,715
Accumulated net realized losses from investment and foreign currency transactions	(1,172,954)
Net unrealized appreciation/(depreciation) from investments	(13,065,166)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	150,925
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	4,431

Net Assets	$586,280,125

Net Assets:
Class I Shares	$9,007
Class II Shares	442,807,329
Class Y Shares	143,463,789

Total	$586,280,125

*	Includes value of securities on loan of $7,876,446 (Note 2).

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Statement of Assets and Liabilities (Continued)

NVIT
Multi-Manager
Mid Cap
Value Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,030
Class II Shares	50,654,129
Class Y Shares	16,406,787

Total	67,061,946

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.74
Class II Shares	$8.74
Class Y Shares	$8.74

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Multi-Manager
Mid Cap
Value Fund

INVESTMENT INCOME:
Dividend income	$6,511,655
Income from securities lending (Note 2)	40,022
Foreign tax withholding	(25,184)

Total Income	6,526,493

EXPENSES:
Investment advisory fees	2,333,293
Fund administration fees	116,910
Distribution fees Class II Shares	611,708
Administrative servicing fees Class I Shares	7
Administrative servicing fees Class II Shares	24,471
Professional fees	33,801
Printing fees	101,424
Trustee fees	10,903
Custodian fees	12,058
Accounting and transfer agent fees	5,726
Compliance program costs (Note 3)	1,262
Other	13,103

Total expenses before earnings credit and expenses reimbursed	3,264,666
Earnings credit (Note 4)	(46)
Expenses reimbursed by adviser (Note 3)	(108,898)

Net Expenses	3,155,722

NET INVESTMENT INCOME	3,370,771

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	39,259,770
Net realized losses from forward and foreign currency transactions (Note 2)	(17,742)

Net realized gains from investment, forward foreign currency and foreign currency transactions	39,242,028

Net change in unrealized appreciation/(depreciation) from investments	(66,711,659)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	90,344
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	2,373
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(66,618,942)

Net realized/unrealized losses from investments, forward foreign currency contracts, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(27,376,914)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,006,143)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Statements of Changes in Net Assets

	NVIT Multi-Manager
	Mid Cap Value Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$3,370,771	$4,599,129
Net realized gains/(losses) from investment and foreign currency transactions	39,242,028	(12,748,996)
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(66,618,942)	105,914,718

Change in net assets resulting from operations	(24,006,143)	97,764,851

Distributions to Shareholders From:
Net investment income:
Class I	(42)	(97)
Class II	(1,844,002)	(2,822,337)
Class Y	(718,427)	(948,456)

Change in net assets from shareholder distributions	(2,562,471)	(3,770,890)

Change in net assets from capital transactions	20,168,841	290,168,743

Change in net assets	(6,399,773)	384,162,704

Net Assets:
Beginning of period	592,679,898	208,517,194

End of period	$586,280,125	$592,679,898

Accumulated undistributed net investment income at end of period	$1,365,715	$557,415

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$–	$8,307
Dividends reinvested	42	97
Cost of shares redeemed	–	(9,353)

Total Class I	42	(949)

Class II Shares
Proceeds from shares issued	22,743,548	333,647,503
Dividends reinvested	1,844,002	2,822,337
Cost of shares redeemed	(42,113,004)	(103,023,380)

Total Class II	(17,525,454)	233,446,460

Class Y Shares
Proceeds from shares issued	38,613,889	68,188,208
Dividends reinvested	718,427	948,456
Cost of shares redeemed	(1,638,063)	(12,413,432)

Total Class Y	37,694,253	56,723,232

Change in net assets from capital transactions	$20,168,841	$290,168,743

Amounts designated as “–” are zero or have been rounded to zero.
The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2010

	NVIT Multi-Manager
	Mid Cap Value Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	–	1,305
Reinvested	4	13
Redeemed	–	(1,649)

Total Class I Shares	4	(331)

Class II Shares
Issued	2,433,425	41,021,876
Reinvested	193,381	341,569
Redeemed	(4,471,933)	(13,655,677)

Total Class II Shares	(1,845,127)	27,707,768

Class Y Shares
Issued	4,119,205	9,048,084
Reinvested	75,433	119,189
Redeemed	(177,284)	(1,483,536)

Total Class Y Shares	4,017,354	7,683,737

Total change in shares	2,172,231	35,391,174

Amounts designated as “–” are zero or have been rounded to zero.
The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 15

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Mid Cap Value Fund

		Operations			Distributions				Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized							Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.13	0.05	(0.40)	(0.35)	(0.04)	(0.04)	$8.74	(3.86%)	$9,007	0.96%	1.13%	1.00%	58.26%
Year Ended December 31, 2009 (e)	$7.07	0.13	2.03	2.16	(0.10)	(0.10)	$9.13	30.76%	$9,371	0.91%	1.70%	0.95%	224.72%
Period Ended December 31, 2008 (e) (f)	$10.00	0.11	(2.94)	(2.83)	(0.10)	(0.10)	$7.07	(28.35%)	$9,595	0.81%	1.58%	0.99%	114.39%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.13	0.05	(0.40)	(0.35)	(0.04)	(0.04)	$8.74	(3.91%)	$442,807,329	1.07%	1.02%	1.10%	58.26%
Year Ended December 31, 2009 (e)	$7.07	0.11	2.03	2.14	(0.08)	(0.08)	$9.13	30.47%	$479,483,845	1.08%	1.35%	1.11%	224.72%
Period Ended December 31, 2008 (e) (f)	$10.00	0.10	(2.94)	(2.84)	(0.09)	(0.09)	$7.07	(28.50%)	$175,240,571	1.15%	1.47%	1.21%	114.39%

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.14	0.06	(0.41)	(0.35)	(0.05)	(0.05)	$8.74	(3.90%)	$143,463,789	0.81%	1.32%	0.85%	58.26%
Year Ended December 31, 2009 (e)	$7.07	0.13	2.04	2.17	(0.10)	(0.10)	$9.14	30.90%	$113,186,682	0.82%	1.62%	0.85%	224.72%
Period Ended December 31, 2008 (e) (f)	$10.00	0.13	(2.96)	(2.83)	(0.10)	(0.10)	$7.07	(28.35%)	$33,267,028	0.81%	1.95%	0.96%	114.39%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Mutual Insurance Company (collectively, “Nationwide”) and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$578,142,332	$—	$—	$578,142,332
Forward Foreign Currency Contracts	—	152,549	—	152,549
Mutual Fund	7,197,532	—	—	7,197,532
Repurchase Agreement	—	8,148,435	—	8,148,435

Total Assets	585,339,864	8,300,984	—	593,640,848

Liabilities:
Forward Foreign Currency Contracts	—	(1,625)	—	(1,625)

Total Liabilities	—	(1,625)	—	(1,625)

Total	$585,339,864	$8,299,359	$—	$593,639,223

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are

18 Semiannual Report 2010

translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

Fair Values of Derivative Instruments as of June 30, 2010

Derivatives not accounted for as hedging instruments

Statement of Assets & Liabilities Location		Fair Value

Assets:

Forward Foreign currency contracts	Receivables — Unrealized appreciation from forward foreign currency contracts	$152,549

Total		$152,549

Liabilities:

Forward Foreign currency contracts	Payables — Unrealized depreciation from forward foreign currency contracts	$(1,625)

Total		$(1,625)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Forward Foreign currency contracts	$(17,742)

Total	$(17,742)

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Forward Foreign currency contracts	$90,344

Total	$90,344

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

(d)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the

20 Semiannual Report 2010

collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$7,876,446	$8,148,435

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers

American Century Investment Management, Inc.

Columbia Management Investment Advisors, LLC (formerly RiverSource Investments, LLC)

Thomson, Siegel & Walmsley LLC

Beginning May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1 billion	0.75%

$1 billion and more	0.73%

Prior to May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.75%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $1,399,976 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.81% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

22 Semiannual Report 2010

As of June 30, 2010, the cumulative potential reimbursements, listed by the period/year in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Fiscal Year	Six Months Ended
2008 Amount (a)	2009 Amount	June 30, 2010	Total

$82,427	$98,217	$108,898	$289,542

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services

2010 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $24,478 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $1,262.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $372,401,958 and sales of $351,609,242 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry

24 Semiannual Report 2010

risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$614,970,082	$24,713,261	$(46,195,044)	$(21,481,783)

9. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 25

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft

26 Semiannual Report 2010

dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Multi-Manager Mid Cap Value Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and each of the Fund’s sub-advisers (i.e., American Century Investment Management, Inc. (“American Century”), RiverSource Investments, LLC (“RiverSource”), and Thompson Siegel & Walmsley LLC (“Thompson”)) and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. With respect to performance, the Trustees noted that, for the one-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the third quintile and below the median of its Peer Group. The Trustees also noted that, for the same period, the Fund had outperformed its benchmark, the Russell Mid Cap Value Index. In light of the Fund’s relatively short performance history, the Trustees took into consideration American Century, RiverSource, and Thompson’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of each sub-adviser.

Turning to expenses, the Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the fourth quintile of its Peer Group. The Trustees also noted that the Fund’s actual advisory fee and total expenses for Class II shares were in the second quintile of its Peer Group. The Trustees noted that the Fund’s Peer Group is not specifically limited to multi-manager funds. The Trustees then discussed portfolio management issues specific to multi-managed funds, including the fact that oversight, monitoring, and reporting of investments is more extensive when dealing with multiple managers, and operations and compliance efforts increase incrementally as the number of managers increase. The Trustees then noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 27

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

28 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 29

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

30 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 31

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NVIT Multi-Manager Small Cap Growth Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCG (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Multi-Manager Small Cap Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi-Manager Small			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Cap Growth Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a]	01/01/10 - 06/30/10[a]

Class I Shares	Actual		1,000.00	963.40	5.94	1.22
	Hypothetical	[b]	1,000.00	1,018.74	6.11	1.22

Class II Shares	Actual		1,000.00	962.70	7.15	1.47
	Hypothetical	[b]	1,000.00	1,017.50	7.35	1.47

Class III Shares	Actual		1,000.00	963.20	5.89	1.21
	Hypothetical	[b]	1,000.00	1,018.79	6.06	1.21

Class Y Shares	Actual		1,000.00	964.30	5.21	1.07
	Hypothetical	[b]	1,000.00	1,019.49	5.36	1.07

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Small Cap Growth Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	93.6%
Mutual Fund	5.4%
Exchange Traded Fund	1.9%
Liabilities in excess of other assets	(0.9%)

100.0%

Top Industries †

Software	10.0%
Health Care Providers & Services	5.9%
Semiconductors & Semiconductor Equipment	5.1%
Health Care Equipment & Supplies	5.1%
Internet Software & Services	4.5%
Communications Equipment	4.4%
Specialty Retail	4.3%
Textiles, Apparel & Luxury Goods	3.8%
Hotels, Restaurants & Leisure	3.5%
Diversified Consumer Services	3.4%
Other Industries	50.0%

100.0%

Top Holdings †

Invesco Liquid Assets Portfolio — Institutional Class	5.4%
LKQ Corp.	2.0%
iShares Russell 2000 Growth Index Fund	1.9%
Capella Education Co.	1.7%
Core Laboratories NV	1.5%
NuVasive, Inc.	1.5%
MICROS Systems, Inc.	1.5%
O’Reilly Automotive, Inc.	1.4%
HMS Holdings Corp.	1.4%
Volcano Corp.	1.3%
Other Holdings	80.4%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 93.6%

	Shares	Market Value

Aerospace & Defense 1.5%
Aerovironment, Inc.*	17,000	$369,410
BE Aerospace, Inc.*	24,170	614,643
TransDigm Group, Inc.	9,360	477,641

		1,461,694

Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.*	16,730	794,675

Airlines 0.4%
Alaska Air Group, Inc.*	7,920	356,004

Biotechnology 2.2%
Alexion Pharmaceuticals, Inc.*	22,700	1,162,013
Cepheid, Inc.*	21,920	351,158
United Therapeutics Corp.*	11,440	558,387

		2,071,558

Capital Markets 2.2%
Evercore Partners, Inc., Class A	13,520	315,692
Greenhill & Co., Inc.	14,800	904,724
Stifel Financial Corp.*	12,700	551,053
Waddell & Reed Financial, Inc., Class A	12,820	280,502

		2,051,971

Chemicals 1.0%
Intrepid Potash, Inc.*	19,740	386,312
Solutia, Inc.*	44,940	588,714

		975,026

Commercial Banks 1.6%
East West Bancorp, Inc.	38,860	592,615
Signature Bank*	15,590	592,576
Texas Capital Bancshares, Inc.*	20,070	329,148

		1,514,339

Commercial Services & Supplies 0.7%
Clean Harbors, Inc.*	6,060	402,445
Waste Connections, Inc.*	8,460	295,169

		697,614

Communications Equipment 4.5%
Acme Packet, Inc.*	35,640	958,003
Aruba Networks, Inc.*	57,390	817,234
DG FastChannel, Inc.*	15,470	504,013
Riverbed Technology, Inc.*	45,810	1,265,272
SBA Communications Corp., Class A*	21,310	724,753

		4,269,275

Computers & Peripherals 1.4%
Netezza Corp.*	43,130	590,018
Stratasys, Inc.*	30,560	750,554

		1,340,572

Containers & Packaging 0.6%
Rock-Tenn Co., Class A	12,210	606,471

Distributors 2.1%
LKQ Corp.*	101,178	1,950,712

Diversified Consumer Services 3.4%
American Public Education, Inc.*	5,350	233,795
Capella Education Co.*	20,150	1,639,203
Sotheby’s	19,720	450,996
Strayer Education, Inc.	4,600	956,294

		3,280,288

Diversified Financial Services 1.6%
CBOE Holdings, Inc.*	5,260	171,213
MSCI, Inc., Class A*	10,500	287,700
Portfolio Recovery Associates, Inc.*	16,100	1,075,158

		1,534,071

Electrical Equipment 2.9%
Baldor Electric Co.	15,570	561,766
General Cable Corp.*	30,100	802,165
Harbin Electric, Inc.*	24,980	415,917
Polypore International, Inc.*	14,910	339,053
Regal-Beloit Corp.	11,940	666,013

		2,784,914

Electronic Equipment, Instruments & Components 0.9%
DTS, Inc.*	18,500	608,095
Plexus Corp.*	9,500	254,030

		862,125

Energy Equipment & Services 3.4%
Core Laboratories NV	10,010	1,477,576
Dresser-Rand Group, Inc.*	29,500	930,725
Dril-Quip, Inc.*	18,500	814,370

		3,222,671

Food Products 2.0%
Diamond Foods, Inc.	20,140	827,754
Sanderson Farms, Inc.	6,020	305,455
TreeHouse Foods, Inc.*	16,730	763,892

		1,897,101

Health Care Equipment & Supplies 5.2%
DexCom, Inc.*	21,980	254,089
Masimo Corp.	20,700	492,867
Neogen Corp.*	2,370	61,738
NuVasive, Inc.*	41,400	1,468,044
Sirona Dental Systems, Inc.*	18,290	637,224
Thoratec Corp.*	16,980	725,555
Volcano Corp.*	59,530	1,298,945

		4,938,462

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Health Care Providers & Services 6.0%
Bio-Reference Labs, Inc.*	24,130	$534,962
Catalyst Health Solutions, Inc.*	16,890	582,705
Emergency Medical Services Corp., Class A*	13,630	668,279
Hanger Orthopedic Group, Inc.*	27,140	487,434
Health Management Associates, Inc., Class A *	84,810	658,974
Healthways, Inc.*	31,330	373,454
HMS Holdings Corp.*	24,510	1,328,932
IPC The Hospitalist Co., Inc.*	23,200	582,320
MEDNAX, Inc.*	8,100	450,441

		5,667,501

Health Care Technology 1.9%
athenahealth, Inc.*	7,100	185,523
MedAssets, Inc.*	19,330	446,136
Omnicell, Inc.*	31,650	369,989
SXC Health Solutions Corp.*	11,450	838,712

		1,840,360

Hotels, Restaurants & Leisure 3.5%
Cheesecake Factory, Inc. (The)*	24,030	534,908
Chipotle Mexican Grill, Inc.*	5,000	684,050
Gaylord Entertainment Co.*	19,750	436,278
Orient-Express Hotels Ltd., Class A*	23,670	175,158
Panera Bread Co., Class A*	9,960	749,888
Scientific Games Corp., Class A*	37,150	341,780
Vail Resorts, Inc.*	12,150	424,156

		3,346,218

Information Technology Services 0.3%
Sapient Corp.	29,160	295,682

Internet Software & Services 4.6%
Archipelago Learning, Inc.*	32,200	368,046
Constant Contact, Inc.*	26,450	564,179
DealerTrack Holdings, Inc.*	67,500	1,110,375
GSI Commerce, Inc.*	34,960	1,006,848
OpenTable, Inc.*	7,700	319,319
VistaPrint NV*	9,660	458,753
Vocus, Inc.*	13,850	211,628
WebMD Health Corp.*	6,480	300,866

		4,340,014

Life Sciences Tools & Services 0.5%
Bruker Corp.*	37,580	456,973

Machinery 3.3%
Chart Industries, Inc.*	16,650	259,407
Gardner Denver, Inc.	10,540	469,979
Graco, Inc.	44,140	1,244,307
Wabtec Corp.	30,050	1,198,694

		3,172,387

Media 1.7%
Cinemark Holdings, Inc.	25,500	335,325
Imax Corp.*	30,620	447,052
Valassis Communications, Inc.*	26,040	825,989

		1,608,366

Metals & Mining 0.1%
Thompson Creek Metals Co., Inc.*	14,780	128,290

Oil Field Equipment & Services 0.3%
Superior Energy Services, Inc.*	13,290	248,124

Oil, Gas & Consumable Fuels 2.0%
Bill Barrett Corp.*	7,800	240,006
Brigham Exploration Co.*	30,540	469,705
Concho Resources, Inc.*	18,180	1,005,899
Oasis Petroleum, Inc.*	12,700	184,150

		1,899,760

Personal Products 1.7%
Alberto-Culver Co.	43,100	1,167,579
Elizabeth Arden, Inc.*	17,300	251,196
Nu Skin Enterprises, Inc., Class A	9,660	240,824

		1,659,599

Pharmaceuticals 1.5%
Eurand NV*	25,810	250,099
Impax Laboratories, Inc.*	26,200	499,372
Salix Pharmaceuticals Ltd.*	18,030	703,711

		1,453,182

Professional Services 1.4%
CoStar Group, Inc.*	16,800	651,840
Kforce, Inc.*	23,690	302,047
TrueBlue, Inc.*	37,540	420,073

		1,373,960

Real Estate Investment Trusts (REITs) 0.3%
LaSalle Hotel Properties	14,320	294,562

Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.	8,380	550,063

Road & Rail 1.3%
J.B. Hunt Transport Services, Inc.	23,650	772,646
Kansas City Southern*	7,650	278,077
Knight Transportation, Inc.	9,950	201,388

		1,252,111

Semiconductors & Semiconductor Equipment 5.2%
Applied Micro Circuits Corp.*	38,890	407,567
Atheros Communications, Inc.*	22,180	610,837
Cavium Networks, Inc.*	27,720	725,987
Cypress Semiconductor Corp.*	43,720	438,949
Netlogic Microsystems, Inc.*	21,630	588,336

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)

OmniVision Technologies, Inc.*	16,190	$347,113
Rubicon Technology, Inc.*	13,200	393,228
Semtech Corp.*	38,600	631,882
Silicon Laboratories, Inc.*	7,030	285,137
Veeco Instruments, Inc.*	14,950	512,486

		4,941,522

Software 10.1%
Ariba, Inc.*	18,120	288,652
Blackbaud, Inc.	28,350	617,179
Blackboard, Inc.*	12,850	479,691
CommVault Systems, Inc.*	40,900	920,250
Concur Technologies, Inc.*	24,250	1,034,990
EPIQ Systems, Inc.*	25,915	335,081
FactSet Research Systems, Inc.	13,475	902,690
Informatica Corp.*	19,930	475,928
MICROS Systems, Inc.*	43,750	1,394,312
Pegasystems, Inc.	20,680	664,035
Rosetta Stone, Inc.*	23,784	546,081
SolarWinds, Inc.*	23,200	372,128
Sourcefire, Inc.*	26,610	505,590
SS&C Technologies Holdings, Inc.*	11,280	180,818
SuccessFactors, Inc.*	42,700	887,733

		9,605,158

Specialty Retail 4.3%
Lumber Liquidators Holdings, Inc.*	22,520	525,392
Monro Muffler Brake, Inc.	10,990	434,435
O’Reilly Automotive, Inc.*	28,500	1,355,460
Rue21, Inc.*	17,240	523,061
Talbots, Inc.*	29,290	301,980
Ulta Salon Cosmetics & Fragrance, Inc.*	14,620	345,909
Zumiez, Inc.*	38,470	619,752

		4,105,989

Steel Producers/Products 0.3%
Schnitzer Steel Industries, Inc., Class A	8,010	313,992

Textiles, Apparel & Luxury Goods 3.9%
Columbia Sportswear Co.	7,800	364,026
G-III Apparel Group Ltd.*	14,100	322,749
Lululemon Athletica, Inc.*	12,710	473,066
Phillips-Van Heusen Corp.	6,370	294,740
Skechers U.S.A., Inc., Class A*	11,340	414,137
Steven Madden Ltd.*	22,890	721,493
Under Armour, Inc., Class A*	32,800	1,086,664

		3,676,875

Trading Companies & Distributors 0.4%
TAL International Group, Inc.	16,270	365,587

Total Common Stocks (cost $83,213,736)		89,205,818

Exchange Traded Fund 1.9%

Equity Fund 1.9%
iShares Russell 2000 Growth Index Fund	27,300	1,817,634

Total Exchange Traded Fund (cost $1,794,014)		1,817,634

Mutual Fund 5.4%

Money Market Fund 5.4%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (a)	5,156,370	5,156,370

Total Mutual Fund (cost $5,156,369)		5,156,370

Total Investments (cost $90,164,119) (b) — 100.9%		96,179,822

Liabilities in excess of other assets — (0.9%)		(897,479)

NET ASSETS — 100.0%		$95,282,343

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2010.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

NV	Public Traded Company

REIT	Real Estate Investment Trust

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
Multi-Manager
Small Cap
Growth Fund

Assets:
Investments, at value (cost $90,164,119)	$96,179,822
Dividends receivable	5,960
Receivable for investments sold	1,137,012
Receivable for capital shares issued	128,049
Prepaid expenses and other assets	3,915

Total Assets	97,454,758

Liabilities:
Payable for investments purchased	1,808,704
Payable for capital shares redeemed	161,646
Accrued expenses and other payables:
Investment advisory fees	77,834
Fund administration fees	9,751
Distribution fees	2,592
Administrative servicing fees	58,773
Accounting and transfer agent fees	2,447
Custodian fees	180
Compliance program costs (Note 3)	463
Professional fees	8,757
Printing fees	41,183
Other	85

Total Liabilities	2,172,415

Net Assets	$95,282,343

Represented by:
Capital	$124,968,878
Accumulated net investment loss	(492,705)
Accumulated net realized losses from investment transactions	(35,209,533)
Net unrealized appreciation/(depreciation) from investments	6,015,703

Net Assets	$95,282,343

Net Assets:
Class I Shares	$44,672,272
Class II Shares	11,903,429
Class III Shares	238,863
Class Y Shares	38,467,779

Total	$95,282,343

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,769,995
Class II Shares	1,024,945
Class III Shares	20,262
Class Y Shares	3,234,046

Total	8,049,248

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.85
Class II Shares	$11.61
Class III Shares	$11.79
Class Y Shares	$11.89

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Multi-Manager
Small Cap
Growth Fund

INVESTMENT INCOME:
Dividend income	$94,735
Foreign tax withholding	(227)

Total Income	94,508

EXPENSES:
Investment advisory fees	467,073
Fund administration fees	31,650
Distribution fees Class II Shares	16,226
Administrative servicing fees Class I Shares	37,092
Administrative servicing fees Class II Shares	9,735
Administrative servicing fees Class III Shares	181
Professional fees	10,763
Printing fees	4,902
Trustee fees	1,743
Custodian fees	2,650
Accounting and transfer agent fees	1,797
Compliance program costs (Note 3)	188
Other	3,267

Total expenses before earnings credits	587,267
Earnings credit (Note 5)	(54)

Net Expenses	587,213

NET INVESTMENT LOSS	(492,705)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	7,457,453
Net change in unrealized appreciation/(depreciation) from investments	(10,815,188)

Net realized/unrealized losses from investments	(3,357,735)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,850,440)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets

	NVIT Multi-Manager
	Small Cap Growth Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment loss	$(492,705)	$(771,530)
Net realized gains/(losses) from investment transactions	7,457,453	(8,613,277)
Net change in unrealized appreciation/(depreciation) from investments	(10,815,188)	29,033,495

Change in net assets resulting from operations	(3,850,440)	19,648,688

Distributions to Shareholders From:
Change in net assets from capital transactions	5,114,060	7,713,514

Change in net assets	1,263,620	27,362,202

Net Assets:
Beginning of period	94,018,723	66,656,521

End of period	$95,282,343	$94,018,723

Accumulated undistributed net investment loss at end of period	$(492,705)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,603,126	$11,288,075
Cost of shares redeemed	(5,747,950)	(18,648,525)

Total Class I	(4,144,824)	(7,360,450)

Class II Shares
Proceeds from shares issued	838,293	1,641,838
Cost of shares redeemed	(1,713,303)	(1,987,873)

Total Class II	(875,010)	(346,035)

Class III Shares
Proceeds from shares issued	28,438	129,899
Cost of shares redeemed	(32,511)	(197,078)

Total Class III	(4,073)	(67,179)

Class Y Shares
Proceeds from shares issued	10,571,503	17,845,777
Cost of shares redeemed	(433,536)	(2,358,599)

Total Class Y	10,137,967	15,487,178

Change in net assets from capital transactions	$5,114,060	$7,713,514

SHARE TRANSACTIONS:
Class I Shares
Issued	125,454	1,193,778
Redeemed	(456,643)	(1,955,143)

Total Class I Shares	(331,189)	(761,365)

Class II Shares
Issued	67,897	166,761
Redeemed	(138,436)	(207,296)

Total Class II Shares	(70,539)	(40,535)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

	NVIT Multi-Manager
	Small Cap Growth Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS: (continued)
Class III Shares
Issued	2,395	12,979
Redeemed	(2,450)	(18,518)

Total Class III Shares	(55)	(5,539)

Class Y Shares
Issued	830,959	1,740,216
Redeemed	(34,972)	(205,904)

Total Class Y Shares	795,987	1,534,312

Total change in shares	394,204	726,873

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized									Ratio of
			and								Ratio of Net	Expenses
	Net Asset		Unrealized							Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net		Net Asset		Net Assets	Expenses	Loss	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Total	Value, End	Total	at End	to Average	to Average	to Average	Portfolio
	of Period	Loss	Investments	Operations	Income	Distributions	of Period	Return (a)	of Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$12.30	(0.06)	(0.39)	(0.45)	–	–	$11.85	(3.66%)	$44,672,272	1.22%	(1.03%)	1.22%	56.66%
Year Ended December 31, 2009 (e)	$9.65	(0.10)	2.75	2.65	–	–	$12.30	27.46%	$50,456,742	1.28%	(1.02%)	1.28%	115.90%
Year Ended December 31, 2008	$18.01	(0.08)	(8.28)	(8.36)	–	–	$9.65	(46.42%)	$46,899,774	1.26%	(0.50%)	1.26%	103.33%
Year Ended December 31, 2007	$16.41	(0.16)	1.76	1.60	–	–	$18.01	9.75%	$108,218,694	1.22%	(0.83%)	1.22%	63.09%
Year Ended December 31, 2006	$15.90	(0.14)	0.65	0.51	–	–	$16.41	3.21%	$123,771,355	1.25%	(0.81%)	1.25%	58.45%
Year Ended December 31, 2005	$14.71	(0.13)	1.32	1.19	–	–	$15.90	8.09%	$141,684,344	1.22%	(0.83%)	1.22%	58.28%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$12.07	(0.08)	(0.38)	(0.46)	–	–	$11.61	(3.73%)	$11,903,429	1.47%	(1.28%)	1.47%	56.66%
Year Ended December 31, 2009 (e)	$9.49	(0.13)	2.71	2.58	–	–	$12.07	27.19%	$13,225,952	1.53%	(1.28%)	1.53%	115.90%
Year Ended December 31, 2008	$17.75	(0.14)	(8.12)	(8.26)	–	–	$9.49	(46.54%)	$10,778,869	1.52%	(0.78%)	1.52%	103.33%
Year Ended December 31, 2007	$16.21	(0.13)	1.67	1.54	–	–	$17.75	9.50%	$31,237,254	1.47%	(1.07%)	1.47%	63.09%
Year Ended December 31, 2006	$15.74	(0.18)	0.65	0.47	–	–	$16.21	2.99%	$19,047,491	1.51%	(1.07%)	1.51%	58.45%
Year Ended December 31, 2005	$14.61	(0.14)	1.27	1.13	–	–	$15.74	7.73%	$19,521,332	1.46%	(1.08%)	1.46%	58.28%

Class III Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$12.24	(0.06)	(0.39)	(0.45)	–	–	$11.79	(3.68%)	$238,863	1.21%	(1.02%)	1.21%	56.66%
Year Ended December 31, 2009 (e)	$9.59	(0.10)	2.75	2.65	–	–	$12.24	27.63%	$248,694	1.28%	(1.04%)	1.28%	115.90%
Year Ended December 31, 2008	$17.91	(0.08)	(8.24)	(8.32)	–	–	$9.59	(46.45%)	$248,071	1.24%	(0.50%)	1.24%	103.33%
Year Ended December 31, 2007	$16.31	(0.15)	1.75	1.60	–	–	$17.91	9.81%	$612,597	1.20%	(0.80%)	1.20%	63.09%
Year Ended December 31, 2006	$15.80	(0.16)	0.67	0.51	–	–	$16.31	3.23%	$666,901	1.24%	(0.80%)	1.24%	58.45%
Year Ended December 31, 2005	$14.63	(0.14)	1.31	1.17	–	–	$15.80	8.00%	$832,688	1.23%	(0.84%)	1.23%	58.28%

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$12.34	(0.06)	(0.39)	(0.45)	–	–	$11.89	(3.57%)	$38,467,779	1.07%	(0.87%)	1.07%	56.66%
Year Ended December 31, 2009 (e)	$9.66	(0.09)	2.77	2.68	–	–	$12.34	27.74%	$30,087,335	1.12%	(0.88%)	1.12%	115.90%
Period Ended December 31, 2008 (f)	$14.36	–	(4.70)	(4.70)	–	–	$9.66	(32.73%)	$8,729,807	1.20%	(0.09%)	1.20%	103.33%
Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Growth Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

on which such securities trades that materially affect the value of domestic or foreign securities. When fair value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:

Common Stocks	$89,205,818	$—	$—	$89,205,818

Exchange Traded Fund	1,817,634	—	—	1,817,634

Mutual Fund	5,156,370	—	—	5,156,370

Total Assets	$96,179,822	$—	$—	$96,179,822

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*  See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more

14 Semiannual Report 2010

repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty. As of June 30, 2010, the Fund did not hold any repurchase agreements.

(c)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments. As of June 30, 2010, the Fund did not have any securities out on loan.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers

Waddell & Reed Investment Management Company

Oppenheimer Funds, Inc.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.95%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $293,119 for the six months ended June 30, 2010.

Beginning May 1, 2010, the Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 1.13% for all share classes until at least April 30, 2011.

16 Semiannual Report 2010

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. The Expense Limitation Agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees.

As of June 30, 2010, the Fund had no cumulative potential reimbursements.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, and Class III shares of the Fund.

For the six months ended June 30, 2010, NFS received $47,008 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $188.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had no contributions to capital due to the collection of redemption fees.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $151.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any

18 Semiannual Report 2010

offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $58,275,316 and sales of $52,221,165 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

	Unrealized	Unrealized	Net Unrealized
Tax Cost of Securities	Appreciation	Depreciation	Appreciation/(Depreciation)

$90,549,505	$11,616,606	$(5,986,289)	$5,630,317

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 19

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

20 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Multi-Manager Small Cap Growth Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and each of the Fund’s sub-advisers (i.e., OppenheimerFunds, Inc. (“Oppenheimer”) and Waddell & Reed Investment Management Company) and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. Turning first to performance, the Trustees noted that, for each of the three- and five-year periods ended September 30, 2009, the Fund’s performance for Class II shares was in the fifth quintile of its Peer Group, while for the one-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the fourth quintile of its Peer Group. The Trustees noted that, for each period, the Fund underperformed its benchmark, the Russell 2000 Growth Index. The Trustees noted that the Fund’s underperformance was attributable in part to the sleeve managed by Oberweis Asset Management, Inc., who had been terminated in January 2009. The Trustees also noted that the sleeve managed by Oppenheimer has been on the watch list since the third quarter of 2009. The Trustees noted that Oppenheimer’s performance had improved over recent periods and that, for the quarter ended December 31, 2009, its sleeve had exceeded the Fund’s benchmark by 365 basis points.

The Trustees then noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class II shares were in the fifth quintile of its Peer Group. The Trustees then noted that the Fund’s actual advisory fee was in the fourth quintile of its Peer Universe. The Trustees noted that the Fund’s Peer Group is not specifically limited to multi-manager funds, also noting that the Fund had experienced a loss of assets. The Trustees then discussed portfolio management issues specific to multi-managed funds, including the fact that oversight, monitoring, and reporting of investments is more extensive when dealing with multiple managers, and operations and compliance efforts increase incrementally as the number of managers increase. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. With respect to economies of scale, the Trustees noted that the Fund invests in a capacity-constrained asset class, which necessarily limits profitability.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 21

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

22 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

24 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 25

NVIT Multi-Manager Small Cap Value Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

14	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

19	Financial Highlights

21	Notes to Financial Statements

30	Supplemental Information

32	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-SCV (8/10)

This page intentionally left blank

Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Multi-Manager Small Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Small Cap Value Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a]	01/01/10 - 06/30/10[a]

Class I Shares	Actual		1,000.00	987.00	5.47	1.11
	Hypothetical	[b]	1,000.00	1,019.29	5.56	1.11

Class II Shares	Actual		1,000.00	986.20	6.70	1.36
	Hypothetical	[b]	1,000.00	1,018.05	6.81	1.36

Class III Shares	Actual		1,000.00	987.00	5.52	1.12
	Hypothetical	[b]	1,000.00	1,019.24	5.61	1.12

Class IV Shares	Actual		1,000.00	987.00	5.47	1.11
	Hypothetical	[b]	1,000.00	1,019.29	5.56	1.11

Class Y Shares	Actual		1,000.00	987.30	4.73	0.96
	Hypothetical	[b]	1,000.00	1,020.03	4.81	0.96

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Small Cap Value Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	97.7%
Repurchase Agreement	4.0%
Mutual Fund	2.4%
U. S. Government Sponsored & Agency Obligation	0.2%
Liabilities in excess of other assets	(4.3%)

100.0%

Top Industries †

Commercial Banks	8.0%
Machinery	5.4%
Insurance	5.0%
Real Estate Investment Trusts (REITs)	4.8%
Software	3.9%
Specialty Retail	3.9%
Health Care Equipment & Supplies	3.5%
Thrifts & Mortgage Finance	3.3%
Health Care Providers & Services	2.9%
Aerospace & Defense	2.4%
Other Industries*	56.9%

100.0%

Top Holdings †

Invesco Liquid Assets Portfolio — Institutional Class	2.3%
Monro Muffler Brake, Inc.	1.1%
Washington Federal, Inc.	1.0%
FreightCar America, Inc.	1.0%
Bank of the Ozarks, Inc.	0.9%
Wintrust Financial Corp.	0.9%
CapitalSource, Inc.	0.9%
Kennametal, Inc.	0.9%
Valspar Corp.	0.9%
Wabtec Corp.	0.9%
Other Holdings*	89.2%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 97.7%

	Shares	Market Value

Aerospace & Defense 2.5%
BE Aerospace, Inc.*	74,200	$1,886,906
Ceradyne, Inc.*	5,300	113,261
Curtiss-Wright Corp.	39,400	1,144,176
Ducommun, Inc.	5,900	100,890
DynCorp International, Inc., Class A*	31,900	558,888
Esterline Technologies Corp.*	24,850	1,179,133
Hexcel Corp.*	70,390	1,091,749
LMI Aerospace, Inc.*	5,000	78,850
Moog, Inc., Class A*	2,075	66,877
Triumph Group, Inc.	10,100	672,963

		6,893,693

Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.*	13,400	636,500
Pacer International, Inc.*	23,200	162,168
UTi Worldwide, Inc.	99,760	1,235,029

		2,033,697

Airlines 0.5%
AirTran Holdings, Inc.*	8,400	40,740
Alaska Air Group, Inc.*	7,200	323,640
Hawaiian Holdings, Inc.*	20,400	105,468
JetBlue Airways Corp.*	35,300	193,797
Republic Airways Holdings, Inc.* (a)	40,700	248,677
SkyWest, Inc.	27,100	331,162
UAL Corp.* (a)	3,600	74,016

		1,317,500

Auto Components 1.0%
Drew Industries, Inc.*	99,400	2,007,880
Federal-Mogul Corp.*	50,500	657,510
Spartan Motors, Inc.	13,900	58,380

		2,723,770

Automobiles 0.0%†
Tesla Motors, Inc.*	4,100	97,703

Biotechnology 0.9%
Alkermes, Inc.*	83,651	1,041,455
ARIAD Pharmaceuticals, Inc.*	17,000	47,940
Celera Corp.*	3,800	24,890
Emergent Biosolutions, Inc.*	6,200	101,308
Halozyme Therapeutics, Inc.*	3,600	25,344
Incyte Corp Ltd.*	9,400	104,058
Lexicon Pharmaceuticals, Inc.*	108,500	138,880
Martek Biosciences Corp.*	15,600	369,876
Pharmasset, Inc.*	1,800	49,212
Seattle Genetics, Inc.*	4,400	52,756
Tengion, Inc.*	12,300	45,018
United Therapeutics Corp.*	11,600	566,196

		2,566,933

Building Products 1.7%
A.O. Smith Corp.	13,300	640,927
Armstrong World Industries, Inc.*	33,550	1,012,539
Gibraltar Industries, Inc.*	152,436	1,539,604
NCI Building Systems, Inc.*	5,680	47,541
Quanex Building Products Corp.	7,100	122,759
Simpson Manufacturing Co., Inc.	49,800	1,222,590
Trex Co., Inc.* (a)	1,600	32,144

		4,618,104

Capital Markets 1.8%
American Capital Ltd.* (a)	57,000	274,740
BGC Partners, Inc., Class A (a)	55,000	281,050
BlackRock Kelso Capital Corp. (a)	7,898	77,953
Duff & Phelps Corp., Class A	54,745	691,429
Fifth Street Finance Corp.	4,700	51,841
Financial Engines, Inc.* (a)	3,900	53,040
GFI Group, Inc.	14,200	79,236
Gladstone Capital Corp.	7,300	78,913
Kayne Anderson Energy Development Co.	4,558	69,145
Knight Capital Group, Inc., Class A*	23,400	322,686
LaBranche & Co., Inc.*	21,800	93,304
MCG Capital Corp.	48,172	232,671
Oppenheimer Holdings, Inc., Class A	2,500	59,875
Penson Worldwide, Inc.* (a)	16,800	94,752
Prospect Capital Corp. (a)	62,112	599,381
Sanders Morris Harris Group, Inc.	6,200	34,410
SWS Group, Inc.	116,430	1,106,085
TICC Capital Corp. (a)	6,343	53,281
Virtus Investment Partners, Inc.*	305	5,710
Waddell & Reed Financial, Inc., Class A	33,600	735,168

		4,994,670

Chemicals 2.5%
A. Schulman, Inc.	6,100	115,656
H.B. Fuller Co.	16,000	303,840
Innophos Holdings, Inc.	7,500	195,600
Koppers Holdings, Inc.	3,900	87,672
Methanex Corp.	60,998	1,201,051
Minerals Technologies, Inc.	2,800	133,112
Nalco Holding Co.	56,150	1,148,829
Olin Corp.	4,400	79,596

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Chemicals (continued)

OM Group, Inc.*	7,300	$174,178
PolyOne Corp.*	31,700	266,914
Rockwood Holdings, Inc.*	7,500	170,175
Solutia, Inc.*	18,800	246,280
Spartech Corp.*	17,400	178,350
Valspar Corp.	83,620	2,518,634

		6,819,887

Commercial Banks 8.3%
1st Source Corp.	2,700	45,684
1st United Bancorp, Inc.* (a)	13,700	100,832
Alliance Financial Corp.	1,200	33,360
Ameris Bancorp*	5,851	56,518
Banco Latinoamericano de Comercio Exterior SA, Class E	8,300	103,667
Bancorp, Inc. (The)*	2,400	18,792
Bank of the Ozarks, Inc.	74,440	2,640,387
Boston Private Financial Holdings, Inc.	21,000	135,030
CapitalSource, Inc.	539,987	2,570,338
Cathay General Bancorp	14,300	147,719
Central Pacific Financial Corp.*	22,100	33,150
Chemical Financial Corp.	5,555	120,988
Citizens Republic Bancorp, Inc.*	450,147	382,625
City Holding Co.	11,200	312,256
Columbia Banking System, Inc.	6,630	121,064
Community Bank System, Inc.	6,200	136,586
Community Trust Bancorp, Inc.	46,520	1,167,652
CVB Financial Corp. (a)	68,700	652,650
East West Bancorp, Inc.	9,300	141,825
Financial Institutions, Inc.	5,500	97,680
First Bancorp, North Carolina	4,700	68,103
First Bancorp, Puerto Rico* (a)	8,554	4,534
First Busey Corp.	16,600	75,198
First Commonwealth Financial Corp.	28,809	151,247
First Community Bancshares, Inc.	13,100	192,439
First Financial Bancorp	29,300	438,035
First Interstate BancSystem, Inc. (a)	6,900	108,537
First Merchants Corp.	11,200	94,976
First South Bancorp, Inc. (a)	2,000	21,220
FirstMerit Corp.	14,385	246,415
FNB Corp.	44,800	359,744
Heartland Financial USA, Inc. (a)	2,500	43,200
Hudson Valley Holding Corp. (a)	2,570	59,418
IBERIABANK Corp.	6,400	329,472
Independent Bank Corp.	10,700	264,076
Investors Bancorp, Inc.*	88,650	1,163,088
Lakeland Bancorp, Inc.	14,800	126,096
Lakeland Financial Corp.	5,800	115,884
MainSource Financial Group, Inc.	10,800	77,436
Nara Bancorp, Inc.*	4,700	39,621
National Penn Bancshares, Inc.	27,345	164,343
NBT Bancorp, Inc.	9,500	193,990
Old Second Bancorp, Inc.	1,300	2,600
Oriental Financial Group, Inc.	1,000	12,660
PacWest Bancorp	700	12,817
Park National Corp. (a)	2,500	162,600
Peoples Bancorp, Inc. (a)	6,000	87,000
Porter Bancorp, Inc.	630	7,951
Renasant Corp. (a)	12,100	173,635
Republic Bancorp, Inc., Class A	4,155	93,072
S&T Bancorp, Inc. (a)	5,600	110,656
SCBT Financial Corp.	3,900	137,358
Shore Bancshares, Inc.	900	10,719
Sierra Bancorp (a)	6,200	71,300
Simmons First National Corp., Class A	3,300	86,658
South Financial Group, Inc. (The)	113,350	30,888
Southside Bancshares, Inc.	6,929	136,086
Southwest Bancorp, Inc.	6,200	82,398
State Bancorp, Inc.	4,400	41,800
StellarOne Corp.	6,300	80,451
Sterling Bancorp	5,800	52,200
Sterling Bancshares, Inc.	19,100	89,961
Suffolk Bancorp (a)	2,200	68,068
Susquehanna Bancshares, Inc.	30,700	255,731
SVB Financial Group*	6,400	263,872
Texas Capital Bancshares, Inc.*	87,900	1,441,560
Tompkins Financial Corp.	2,000	75,500
Trico Bancshares (a)	5,000	84,650
Trustmark Corp.	8,900	185,298
UMB Financial Corp.	19,700	700,532
Umpqua Holdings Corp.	496	5,694
United Bankshares, Inc. (a)	3,300	79,002
United Community Banks, Inc.*	68,163	269,244
Univest Corp of Pennsylvania	36,020	623,866
Washington Trust Bancorp, Inc.	4,200	71,568
WesBanco, Inc.	7,600	128,060
West Bancorp, Inc.*	9,800	66,738
Wilshire Bancorp, Inc. (a)	122,530	1,072,137
Wintrust Financial Corp.	77,840	2,595,186

		22,825,391

Commercial Services & Supplies 1.1%
ABM Industries, Inc.	4,100	85,895
ACCO Brands Corp.*	17,000	84,830
ATC Technology Corp.*	16,400	264,368
Clean Harbors, Inc.*	11,464	761,324
Deluxe Corp.	40,300	755,625
Knoll, Inc.	12,500	166,125
Metalico, Inc.* (a)	24,900	99,102
United Stationers, Inc.*	3,700	201,539

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Commercial Services & Supplies (continued)

Waste Connections, Inc.*	13,710	$478,342
Waste Services, Inc.*	2,500	29,150

		2,926,300

Communications Equipment 2.5%
ADC Telecommunications, Inc.*	162,490	1,204,051
Arris Group, Inc.*	25,536	260,212
Black Box Corp.	5,200	145,028
Calix, Inc.* (a)	1,200	12,312
Harmonic, Inc.*	232,110	1,262,678
Meru Networks, Inc.* (a)	8,400	99,624
Oplink Communications, Inc.*	5,100	73,083
Plantronics, Inc.	6,100	174,460
Polycom, Inc.*	44,000	1,310,760
Symmetricom, Inc.*	6,300	32,067
Tekelec*	9,500	125,780
Tellabs, Inc.	335,880	2,146,273

		6,846,328

Computers & Peripherals 0.5%
Hypercom Corp.*	255,113	1,183,724
Imation Corp.*	11,800	108,442
Quantum Corp.*	54,400	102,272

		1,394,438

Construction & Engineering 0.4%
EMCOR Group, Inc.*	36,600	848,022
MasTec, Inc.*	12,600	118,440

		966,462

Consumer Finance 0.7%
Advance America Cash Advance Centers, Inc.	11,400	47,082
Cash America International, Inc.	17,700	606,579
CompuCredit Holdings Corp. (a)	11,347	44,934
Dollar Financial Corp.*	17,623	348,759
Nelnet, Inc., Class A	21,800	420,304
World Acceptance Corp.* (a)	13,400	513,354

		1,981,012

Containers & Packaging 1.2%
Boise, Inc.*	31,300	171,837
Graham Packaging Co., Inc.*	14,000	167,580
Myers Industries, Inc.	7,500	60,675
Rock-Tenn Co., Class A	12,200	605,974
Silgan Holdings, Inc.	84,000	2,383,920

		3,389,986

Diversified Consumer Services 0.5%
Service Corp. International	156,930	1,161,282
Stewart Enterprises, Inc., Class A	34,900	188,809

		1,350,091

Diversified Financial Services 0.5%
Encore Capital Group, Inc.*	9,000	185,490
Marlin Business Services Corp.* (a)	2,500	30,225
PHH Corp.*	61,900	1,178,576

		1,394,291

Diversified Telecommunication Services 0.4%
Consolidated Communications Holdings, Inc.	38,300	651,483
Premiere Global Services, Inc.*	57,300	363,282

		1,014,765

Electric Utilities 2.1%
Central Vermont Public Service Corp.	4,500	88,830
Cleco Corp.	11,200	295,792
DPL, Inc.	39,590	946,201
El Paso Electric Co.*	18,500	357,975
IDACORP, Inc.	23,400	778,518
MGE Energy, Inc.	5,100	183,804
Portland General Electric Co.	22,900	419,757
UIL Holdings Corp.	5,333	133,485
Unisource Energy Corp.	22,300	673,014
Westar Energy, Inc.	87,800	1,897,358

		5,774,734

Electrical Equipment 1.1%
Acuity Brands, Inc.	9,800	356,524
Belden, Inc.	2,200	48,400
EnerSys*	22,300	476,551
GrafTech International Ltd.*	34,600	505,852
PowerSecure International, Inc.* (a)	4,700	42,723
Regal-Beloit Corp.	8,900	496,442
Woodward Governor Co.	42,550	1,086,301

		3,012,793

Electronic Equipment, Instruments & Components 1.6%
Benchmark Electronics, Inc.*	11,525	182,671
Brightpoint, Inc.*	7,000	49,000
Checkpoint Systems, Inc.*	6,500	112,840
CPI International, Inc.*	5,000	77,950
CTS Corp.	10,400	96,096
DDi Corp.	1,400	10,542
DTS, Inc.*	44,110	1,449,896
Insight Enterprises, Inc.*	9,400	123,704
Littelfuse, Inc.*	37,282	1,178,484
Mercury Computer Systems, Inc.*	8,400	98,532
NAPCO Security Technologies, Inc.*	205,045	350,627
RadiSys Corp.*	3,400	32,368

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Electronic Equipment, Instruments & Components (continued)

Smart Modular Technologies (WWH), Inc.*	15,100	$88,335
Spectrum Control, Inc.*	6,800	95,064
SYNNEX Corp.*	11,500	294,630
TTM Technologies, Inc.*	23,800	226,100

		4,466,839

Energy Equipment & Services 2.2%
Cal Dive International, Inc.*	227,810	1,332,688
Complete Production Services, Inc.*	6,100	87,230
Dresser-Rand Group, Inc.*	29,354	926,119
Global Geophyiscal Services, Inc.* (a)	10,600	73,882
Global Industries Ltd.*	24,200	108,658
Gulfmark Offshore, Inc., Class A*	14,900	390,380
ION Geophysical Corp.*	62,600	217,848
Lufkin Industries, Inc.	4,400	171,556
Newpark Resources, Inc.*	13,800	83,490
RPC, Inc.	5,887	80,358
T-3 Energy Services, Inc.*	4,400	122,760
TETRA Technologies, Inc.*	67,700	614,716
Tidewater, Inc.	42,890	1,660,701

		5,870,386

Food & Staples Retailing 0.3%
Andersons, Inc. (The)	12,800	417,152
Nash Finch Co.	3,600	122,976
Spartan Stores, Inc.	24,900	341,628

		881,756

Food Products 1.3%
American Italian Pasta Co., Class A*	8,300	438,821
B&G Foods, Inc., Class A	11,700	126,126
Chiquita Brands International, Inc.*	5,500	66,825
Corn Products International, Inc.	39,700	1,202,910
Dole Food Company, Inc.* (a)	19,300	201,299
Sanderson Farms, Inc.	4,600	233,404
Smithfield Foods, Inc.*	81,140	1,208,986
TreeHouse Foods, Inc.*	2,800	127,848

		3,606,219

Gas Utilities 0.9%
Chesapeake Utilities Corp.	2,500	78,500
New Jersey Resources Corp.	18,450	649,440
South Jersey Industries, Inc.	6,700	287,832
Southwest Gas Corp.	21,800	643,100
WGL Holdings, Inc.	19,600	666,988

		2,325,860

Health Care Equipment & Supplies 3.6%
Cantel Medical Corp.	9,300	155,310
CONMED Corp.*	5,600	104,328
Cutera, Inc.*	12,500	115,125
DynaVox, Inc., Class A* (a)	6,700	107,267
GenMark Diagnostics, Inc.*	12,000	53,040
Greatbatch, Inc.*	21,300	475,203
Haemonetics Corp.*	21,410	1,145,863
Hill-Rom Holdings, Inc.	48,100	1,463,683
Inverness Medical Innovations, Inc.*	53,320	1,421,511
IRIS International, Inc.*	63,600	644,904
MAKO Surgical Corp.*	69,900	870,255
SonoSite, Inc.*	51,850	1,405,654
STERIS Corp.	3,900	121,212
Teleflex, Inc.	32,800	1,780,384

		9,863,739

Health Care Providers & Services 3.0%
Bio-Reference Labs, Inc.*	42,350	938,900
CardioNet, Inc.*	59,300	324,964
Centene Corp.*	4,100	88,150
Gentiva Health Services, Inc.*	13,900	375,439
HealthSouth Corp.*	7,500	140,325
Healthspring, Inc.*	17,400	269,874
Landauer, Inc.	14,320	871,802
LHC Group, Inc.*	51,090	1,417,747
Magellan Health Services, Inc.*	5,000	181,600
Nighthawk Radiology Holdings, Inc.*	6,200	16,058
Odyssey HealthCare, Inc.*	5,000	133,600
Owens & Minor, Inc.	700	19,866
PharMerica Corp.*	29,400	431,004
RehabCare Group, Inc.*	6,100	132,858
Res-Care, Inc.*	20,400	197,064
Skilled Healthcare Group, Inc., Class A*	11,700	79,443
Sun Healthcare Group, Inc.*	111,930	904,394
Triple-S Management Corp., Class B*	14,500	268,975
VCA Antech, Inc.*	50,204	1,243,051
WellCare Health Plans, Inc.*	12,100	287,254

		8,322,368

Hotels, Restaurants & Leisure 2.4%
CEC Entertainment, Inc.*	4,300	151,618
Domino’s Pizza, Inc.*	38,500	435,050
Isle of Capri Casinos, Inc.*	42,300	391,698
Multimedia Games, Inc.*	184,370	829,665

8 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Hotels, Restaurants & Leisure (continued)

P.F. Chang’s China Bistro, Inc. (a)	31,100	$1,233,115
Penn National Gaming, Inc.*	54,540	1,259,874
Ruby Tuesday, Inc.*	34,300	291,550
Ruth’s Hospitality Group, Inc.*	9,248	38,657
Shuffle Master, Inc.*	117,221	938,940
WMS Industries, Inc.*	26,050	1,022,462

		6,592,629

Household Durables 2.0%
Brookfield Homes Corp.*	3,400	22,916
Ethan Allen Interiors, Inc.	86,100	1,204,539
Helen of Troy Ltd.*	11,100	244,866
Hooker Furniture Corp.	2,800	29,848
Jarden Corp.	2,272	61,049
KB Home	92,850	1,021,350
La-Z-Boy, Inc.*	1,200	8,916
Ryland Group, Inc.	81,600	1,290,912
Standard Pacific Corp.*	34,000	113,220
Tupperware Brands Corp.	35,074	1,397,699

		5,395,315

Household Products 0.5%
Cellu Tissue Holdings, Inc.*	2,800	21,756
Central Garden and Pet Co., Class A*	26,900	241,293
Church & Dwight Co., Inc.	16,600	1,040,986

		1,304,035

Industrial Conglomerates 0.0%†
Standex International Corp.	3,600	91,260

Information Technology Services 1.2%
Alliance Data Systems Corp.* (a)	10,810	643,411
CIBER, Inc.*	32,400	89,748
CSG Systems International, Inc.*	6,100	111,813
Forrester Research, Inc.*	17,469	528,612
Gartner, Inc.*	10,300	239,475
Global Cash Access Holdings, Inc.*	9,200	66,332
Mantech International Corp., Class A*	2,000	85,140
NeuStar, Inc., Class A*	56,400	1,162,968
SRA International, Inc., Class A*	10,700	210,469
Unisys Corp.*	7,580	140,154
Virtusa Corp.*	2,400	22,392

		3,300,514

Insurance 5.2%
Alterra Capital Holdings Ltd.	14,800	277,944
American Equity Investment Life Holding Co.	83,400	860,688
American Physicians Capital, Inc.	5,066	156,286
American Safety Insurance Holdings Ltd.*	1,200	18,864
AMERISAFE, Inc.*	122,830	2,155,667
Amtrust Financial Services, Inc.	16,000	192,640
Argo Group International Holdings Ltd.	2,031	62,128
Arthur J Gallagher & Co.	60,550	1,476,209
Aspen Insurance Holdings Ltd.	87,780	2,171,677
Assured Guaranty Ltd.	32,500	431,275
CNO Financial Group, Inc.*	44,700	221,265
Delphi Financial Group, Inc., Class A	24,475	597,435
Hallmark Financial Services*	5,800	57,710
Hanover Insurance Group, Inc. (The)	54,900	2,388,150
Horace Mann Educators Corp.	1,600	24,480
Meadowbrook Insurance Group, Inc.	22,000	189,860
National Financial Partners Corp.*	58,700	573,499
Navigators Group, Inc. (The)*	2,200	90,486
NYMAGIC, Inc.	2,200	42,438
Platinum Underwriters Holdings Ltd.	16,000	580,640
PMA Capital Corp., Class A*	12,200	79,910
Primerica, Inc.* (a)	4,200	90,048
ProAssurance Corp.*	2,200	124,872
Selective Insurance Group, Inc.	14,500	215,470
Symetra Financial Corp.	7,200	86,400
Tower Group, Inc.	1,468	31,606
Validus Holdings Ltd.	43,950	1,073,259

		14,270,906

Internet & Catalog Retail 0.5%
NutriSystem, Inc. (a)	62,558	1,435,081

Internet Software & Services 0.3%
Digital River, Inc.*	25,570	611,379
EarthLink, Inc.	15,600	124,176
QuinStreet, Inc.* (a)	2,000	23,020
SPS Commerce, Inc.* (a)	2,500	29,050

		787,625

Leisure Equipment & Products 0.2%
JAKKS Pacific, Inc.*	19,400	278,972
RC2 Corp.*	6,200	99,882
Sport Supply Group, Inc.	3,200	43,072

		421,926

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Life Sciences Tools & Services 0.0%†
Kendle International, Inc.*	1,700	$19,584

Machinery 5.6%
Altra Holdings, Inc.*	9,000	117,180
Barnes Group, Inc.	22,900	375,331
Cascade Corp.	1,000	35,610
Chart Industries, Inc.*	1,400	21,812
CIRCOR International, Inc.	4,200	107,436
Columbus Mckinnon Corp.*	3,000	41,910
Douglas Dynamics, Inc.*	93,600	1,076,400
Dynamic Materials Corp.	61,991	994,336
EnPro Industries, Inc.*	19,300	543,295
FreightCar America, Inc.	129,910	2,938,564
Harsco Corp.	58,510	1,374,985
Kennametal, Inc.	99,260	2,524,182
Mueller Industries, Inc.	53,700	1,321,020
Portec Rail Products, Inc.	800	9,104
Tennant Co.	1,200	40,584
Terex Corp.*	79,297	1,486,026
Trimas Corp.*	900	10,179
Wabtec Corp.	60,270	2,404,170

		15,422,124

Marine 0.2%
Excel Maritime Carriers Ltd*	69,900	357,888
Horizon Lines, Inc., Class A	48,100	203,463

		561,351

Media 0.6%
AH Belo Corp., Class A*	6,900	45,816
Crown Media Holdings, Inc., Class A* (a)	3,900	6,864
Entercom Communications Corp., Class A* (a)	15,400	135,828
Journal Communications, Inc., Class A*	36,500	144,905
LIN TV Corp., Class A*	22,400	121,184
LodgeNet Interactive Corp.* (a)	32,700	121,317
Primedia, Inc.	34,800	101,964
Scholastic Corp.	13,900	335,268
Sinclair Broadcast Group, Inc., Class A*	67,400	392,942
Valassis Communications, Inc.*	2,800	88,816

		1,494,904

Metals & Mining 2.2%
AK Steel Holding Corp.	111,600	1,330,272
Coeur d’Alene Mines Corp.*	9,200	145,176
Compass Minerals International, Inc.	23,800	1,672,664
Haynes International, Inc.	27,369	843,786
Hecla Mining Co.* (a)	6,100	31,842
Metals USA Holdings Corp.* (a)	10,100	150,995
Royal Gold, Inc.	3,700	177,600
RTI International Metals, Inc.*	49,400	1,191,034
Stillwater Mining Co.*	16,700	194,054
Worthington Industries, Inc.	26,600	342,076

		6,079,499

Multiline Retail 0.3%
Dillard’s, Inc., Class A	26,600	571,900
Saks, Inc.* (a)	33,377	253,331

		825,231

Multi-Utilities 1.2%
Avista Corp.	10,100	197,253
CMS Energy Corp.	101,030	1,480,089
Vectren Corp.	66,650	1,576,939

		3,254,281

Oil, Gas & Consumable Fuels 2.4%
Approach Resources, Inc.*	59,890	412,043
Berry Petroleum Co., Class A	71,040	1,827,149
Brigham Exploration Co.*	10,000	153,800
Clayton Williams Energy, Inc.*	100	4,212
CVR Energy, Inc.*	34,400	258,688
DHT Holdings, Inc.	8,400	32,340
Energy Partners Ltd.*	8,000	97,680
EXCO Resources, Inc.	28,600	417,846
Gulfport Energy Corp.*	52,000	616,720
Infinity Bio-Energy Ltd.*	155,500	0
Knightsbridge Tankers Ltd.	7,300	128,407
Nordic American Tanker Shipping (a)	3,000	84,270
Rosetta Resources, Inc.*	12,000	237,720
Stone Energy Corp.*	10,900	121,644
Swift Energy Co.*	6,500	174,915
USEC, Inc.*	7,200	34,272
VAALCO Energy, Inc.*	18,400	103,040
Western Refining, Inc.* (a)	10,900	54,827
Whiting Petroleum Corp.*	19,950	1,564,479
World Fuel Services Corp.	13,400	347,596

		6,671,648

Paper & Forest Products 0.2%
Buckeye Technologies, Inc.*	37,800	376,110
Domtar Corp.	3,100	152,365
Schweitzer-Mauduit International, Inc.	1,400	70,630

		599,105

Personal Products 0.1%
Nutraceutical International Corp.*	6,000	91,560
Prestige Brands Holdings, Inc.*	29,100	206,028

		297,588

10 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Pharmaceuticals 1.1%
Cadence Pharmaceuticals, Inc.* (a)	3,400	$23,834
Cypress Bioscience, Inc.*	53,900	123,970
Endo Pharmaceuticals Holdings, Inc.*	77,504	1,691,137
Par Pharmaceutical Cos., Inc.*	11,400	295,944
ViroPharma, Inc.*	72,000	807,120
XenoPort, Inc.*	1,900	18,639

		2,960,644

Professional Services 0.6%
Dolan Co. (The)*	12,300	136,776
GP Strategies Corp.*	2,500	18,150
IHS, Inc., Class A*	25,390	1,483,284

		1,638,210

Real Estate Investment Trusts (REITs) 5.0%
American Campus Communities, Inc.	4,400	120,076
American Capital Agency Corp. (a)	9,500	250,990
Anworth Mortgage Asset Corp.	85,600	609,472
Ashford Hospitality Trust, Inc.*	18,400	134,872
Associated Estates Realty Corp.	4,500	58,275
BioMed Realty Trust, Inc.	27,700	445,693
CapLease, Inc.	18,700	86,207
CBL & Associates Properties, Inc.	49,400	614,536
Colonial Properties Trust	16,436	238,815
DCT Industrial Trust, Inc.	52,000	235,040
Developers Diversified Realty Corp.	14,900	147,510
DiamondRock Hospitality Co.*	26,580	218,487
EastGroup Properties, Inc.	5,300	188,574
Education Realty Trust, Inc.	13,700	82,611
Entertainment Properties Trust	8,700	331,209
Equity Lifestyle Properties, Inc.	6,100	294,203
Extra Space Storage, Inc.	9,000	125,100
FelCor Lodging Trust, Inc.*	25,200	125,748
First Industrial Realty Trust, Inc.*	97,300	468,986
Glimcher Realty Trust	41,600	248,768
Healthcare Realty Trust, Inc.	46,640	1,024,681
Hersha Hospitality Trust	46,400	209,728
Home Properties, Inc.	2,500	112,675
Inland Real Estate Corp.	13,700	108,504
Invesco Mortgage Capital, Inc.	8,300	166,083
LaSalle Hotel Properties	10,300	211,871
Lexington Realty Trust (a)	103,783	623,736
LTC Properties, Inc.	9,500	230,565
Macerich Co. (The)	18,018	672,432
MFA Financial, Inc.	85,300	631,220
Mid-America Apartment Communities, Inc.	5,500	283,085
MPG Office Trust, Inc.* (a)	39,000	114,270
National Retail Properties, Inc.	30,200	647,488
Omega Healthcare Investors, Inc.	19,300	384,649
Parkway Properties, Inc.	24,300	354,051
Pennsylvania Real Estate Investment Trust (a)	48,850	596,947
PS Business Parks, Inc.	2,800	156,184
Redwood Trust, Inc.	24,600	360,144
Resource Capital Corp.	19,200	109,056
Saul Centers, Inc.	4,200	170,646
Senior Housing Properties Trust	33,600	675,696
Strategic Hotels & Resorts, Inc.*	76,400	335,396
Sun Communities, Inc. (a)	8,700	225,852
Sunstone Hotel Investors, Inc.*	24,505	243,335

		13,673,466

Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc.	33,070	2,170,715

Road & Rail 1.8%
Con-way, Inc.	55,230	1,658,004
Genesee & Wyoming, Inc., Class A*	21,861	815,634
Heartland Express, Inc.	9,400	136,488
Kansas City Southern*	57,800	2,101,030
Knight Transportation, Inc.	1,800	36,432
Marten Transport Ltd.*	6,100	126,758

		4,874,346

Semiconductors & Semiconductor Equipment 1.7%
Alpha & Omega Semiconductor Ltd.*	5,800	80,098
Amkor Technology, Inc.*	18,500	101,935
DSP Group, Inc.*	8,000	51,120
Entegris, Inc.*	33,138	131,558
FEI Co.*	7,500	147,825
IXYS Corp.*	7,700	68,068
Lattice Semiconductor Corp.*	32,700	141,918
MaxLinear, Inc., Class A* (a)	3,900	54,522
MKS Instruments, Inc.*	8,600	160,992
Photronics, Inc.*	10,300	46,556
PMC — Sierra, Inc.*	27,100	203,792
RF Micro Devices, Inc.*	11,100	43,401
Semtech Corp.*	6,100	99,857
Sigma Designs, Inc.* (a)	25,900	259,259
Skyworks Solutions, Inc.*	46,900	787,451
Teradyne, Inc.*	203,000	1,979,250
Veeco Instruments, Inc.*	4,800	164,544

		4,522,146

Software 4.1%
Actuate Corp.*	254,400	1,132,080
Advent Software, Inc.* (a)	18,546	870,920
Aspen Technology, Inc.*	19,400	211,266

2010 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Software (continued)

BroadSoft, Inc.* (a)	15,700	$134,235
Concur Technologies, Inc.*	19,648	838,577
JDA Software Group, Inc.*	76,639	1,684,525
MICROS Systems, Inc.*	33,133	1,055,949
Netscout Systems, Inc.*	4,700	66,834
Progress Software Corp.*	5,000	150,150
Quest Software, Inc.*	5,500	99,220
S1 Corp.*	174,150	1,046,641
Smith Micro Software, Inc.*	1,000	9,510
Solera Holdings, Inc.	57,650	2,086,930
SonicWALL, Inc.*	5,600	65,800
SS&C Technologies Holdings, Inc.*	2,100	33,663
Sybase, Inc.*	12,850	830,881
Take-Two Interactive Software, Inc.*	37,900	341,100
TeleCommunication Systems, Inc., Class A*	6,700	27,738
THQ, Inc.*	103,178	445,729
TIBCO Software, Inc.*	6,900	83,214

		11,214,962

Specialty Retail 4.1%
Asbury Automotive Group, Inc.*	66,550	701,437
Brown Shoe Co., Inc.	9,300	141,174
Cabela’s, Inc.*(a)	20,100	284,214
Collective Brands, Inc.*	11,200	176,960
Finish Line, Inc. (The), Class A	35,800	498,694
Genesco, Inc.*	5,500	144,705
Gymboree Corp.*	3,600	153,756
Jo-Ann Stores, Inc.*	7,200	270,072
Jos. A. Bank Clothiers, Inc.*	22,700	1,225,573
Monro Muffler Brake, Inc.	76,200	3,012,186
Rent-A-Center, Inc., Class A*	29,400	595,644
Sonic Automotive, Inc., Class A*	38,300	327,848
Stage Stores, Inc.	64,100	684,588
Tractor Supply Co.	32,050	1,954,089
Zumiez, Inc.*	60,710	978,038

		11,148,978

Textiles, Apparel & Luxury Goods 2.2%
Carter’s, Inc.*	6,400	168,000
Iconix Brand Group, Inc.*	80,050	1,150,318
Maidenform Brands, Inc.*	11,100	225,996
Oxford Industries, Inc.	19,500	408,135
Perry Ellis International, Inc.*	33,050	667,610
Phillips-Van Heusen Corp.	44,980	2,081,225
Warnaco Group, Inc. (The)*	37,900	1,369,706

		6,070,990

Thrift & Mortgage Finance 0.3%
ViewPoint Financial Group*	71,350	713,500

Thrifts & Mortgage Finance 3.5%
Berkshire Hills Bancorp, Inc.	3,300	64,284
Brookline Bancorp, Inc.	14,600	129,648
Dime Community Bancshares	8,150	100,489
Doral Financial Corp.* (a)	11,300	27,572
First Niagara Financial Group, Inc.	109,896	1,376,997
Flushing Financial Corp.	6,200	75,826
MGIC Investment Corp.*	18,500	127,465
OceanFirst Financial Corp.	3,600	43,452
Ocwen Financial Corp.*	227,120	2,314,353
PMI Group, Inc. (The)*	52,700	152,303
Provident Financial Services, Inc.	13,900	162,491
Radian Group, Inc.	48,300	349,692
Trustco Bank Corp.	16,100	90,160
ViewPoint Financial Group	14,500	200,825
Washington Federal, Inc.	182,470	2,952,365
Westfield Financial, Inc.	145,460	1,211,682
WSFS Financial Corp.	4,500	161,685

		9,541,289

Trading Companies & Distributors 1.8%
Aceto Corp.	152,821	875,664
Aircastle Ltd.	18,900	148,365
Applied Industrial Technologies, Inc.	30,250	765,930
Beacon Roofing Supply, Inc.*	118,240	2,130,685
Interline Brands, Inc.*	15,000	259,350
Rush Enterprises, Inc., Class A*	56,400	753,504

		4,933,498

Water Utilities 0.1%
American States Water Co.	3,000	99,420
California Water Service Group	3,700	132,090

		231,510

Wireless Telecommunication Services 1.7%
NTELOS Holdings Corp.	64,586	1,110,879
Shenandoah Telecommunications Co.	71,800	1,273,732
Syniverse Holdings, Inc.*	106,298	2,173,794

		4,558,405

Total Common Stocks (cost $263,711,528)		267,356,980

12 Semiannual Report 2010

U. S. Government Sponsored & Agency Obligation 0.2%

	Principal Amount	Market Value

U.S. Treasury Note, 1.25%, 11/30/10 (b)	$380,000	$381,633

Total U. S. Government Sponsored & Agency Obligation (cost $381,569)		381,633

Mutual Fund 2.4%

	Shares	Market Value

Money Market Fund 2.4%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (c)	6,626,670	$6,626,670

Total Mutual Fund (cost $6,626,670)		6,626,670

Repurchase Agreement 4.0%

	Principal Amount	Market Value
Morgan Stanley, 0.03%, dated 06/30/10, due 07/01/10, repurchase price $11,071,870, collateralized by U.S. Government Agency Mortgages ranging 2.88%-8.50%, maturing 08/01/14-06/01/40; total market value $11,293,695. (d)	$11,071,861	$11,071,861

Total Repurchase Agreement (cost $11,071,861)		11,071,861

Total Investments (cost $281,791,628) (e) — 104.3%		285,437,144

Liabilities in excess of other assets — (4.3%)		(11,869,688)

NET ASSETS — 100.0%		$273,567,456

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $10,553,277.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of June 30, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of June 30, 2010 was $11,071,861.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

GP	General Partnership

Ltd.	Limited

REIT	Real Estate Investment Trust

SA	Stock Company

At June 30, 2010, the Fund’s open futures contracts were as follows (Note 2):

			Notional Value
Number of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Depreciation

69	Russell 2000 Mini Index	09/17/10	$4,193,820	$(314,952)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Multi-Manager
Small Cap Value Fund

Assets:
Investments, at value* (cost $270,719,767)	$274,365,283
Repurchase agreement, at value and cost	11,071,861

Total Investments	285,437,144

Cash	2,665
Interest and dividends receivable	298,065
Security lending income receivable	7,136
Receivable for investments sold	2,534,932
Receivable for capital shares issued	175,375
Prepaid expenses and other assets	3,039

Total Assets	288,458,356

Liabilities:
Payable for investments purchased	3,181,070
Payable for capital shares redeemed	267,406
Payable for variation margin on futures contracts	37,260
Payable upon return of securities loaned (Note 2)	11,071,861
Accrued expenses and other payables:
Investment advisory fees	210,211
Fund administration fees	14,002
Distribution fees	5,196
Administrative servicing fees	43,215
Accounting and transfer agent fees	6,476
Custodian fees	1,579
Compliance program costs (Note 3)	1,392
Professional fees	25,072
Printing fees	26,158
Other	2

Total Liabilities	14,890,900

Net Assets	$273,567,456

Represented by:
Capital	$374,895,314
Accumulated undistributed net investment income	391,099
Accumulated net realized losses from investment, futures and foreign currency transactions	(105,049,521)
Net unrealized appreciation/(depreciation) from investments	3,645,516
Net unrealized appreciation/(depreciation) from futures (Note 2)	(314,952)

Net Assets	$273,567,456

Net Assets:
Class I Shares	$189,327,604
Class II Shares	23,921,518
Class III Shares	755,316
Class IV Shares	20,437,056
Class Y Shares	39,125,962

Total	$273,567,456

*	Includes value of securities on loan of $10,553,277 (Note 2)

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2010

NVIT Multi-Manager
Small Cap Value Fund

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	23,200,853
Class II Shares	2,974,504
Class III Shares	92,365
Class IV Shares	2,504,617
Class Y Shares	4,788,467

Total	33,560,806

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.16
Class II Shares	$8.04
Class III Shares	$8.18
Class IV Shares	$8.16
Class Y Shares	$8.17

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 15

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Multi-Manager
Small Cap Value Fund

INVESTMENT INCOME:
Interest income	$394
Dividend income	2,007,740
Income from securities lending (Note 2)	54,918
Foreign tax withholding	(4,400)

Total Income	2,058,652

EXPENSES:
Investment advisory fees	1,323,212
Fund administration fees	65,138
Distribution fees Class II Shares	36,218
Administrative servicing fees Class I Shares	157,839
Administrative servicing fees Class II Shares	21,731
Administrative servicing fees Class III Shares	430
Administrative servicing fees Class IV Shares	17,319
Professional fees	13,074
Printing fees	13,851
Trustee fees	5,417
Custodian fees	8,874
Accounting and transfer agent fees	5,348
Compliance program costs (Note 3)	589
Other	7,678

Total expenses before earnings credits	1,676,718
Earnings credit (Note 5)	(10)

Net Expenses	1,676,708

NET INVESTMENT INCOME	381,944

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	11,013,209
Net realized gains from futures transactions (Note 2)	101,519
Net realized gains from foreign currency transactions (Note 2)	24

Net realized gains from investment, futures and foreign currency transactions	11,114,752

Net change in unrealized appreciation/(depreciation) from investments	(13,863,623)
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(370,648)

Net change in unrealized appreciation/(depreciation) from investments and futures	(14,234,271)

Net realized/unrealized losses from investments and foreign currency transactions	(3,119,519)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,737,575)

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Multi-Manager Small Cap Value Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$381,944	$1,965,516
Net realized gains/(losses) from investment, futures and foreign currency transactions	11,114,752	(30,924,125)
Net change in unrealized appreciation/(depreciation) from investments and futures	(14,234,271)	90,430,845

Change in net assets resulting from operations	(2,737,575)	61,472,236

Distributions to Shareholders From:
Net investment income:
Class I	(859,763)	(1,084,931)
Class II	(115,869)	(118,433)
Class III	(2,045)	(2,657)
Class IV	(94,696)	(130,635)
Class Y	(158,604)	(75,307)

Change in net assets from shareholder distributions	(1,230,977)	(1,411,963)

Change in net assets from capital transactions	(14,909,527)	(25,264,834)

Change in net assets	(18,878,079)	34,795,439

Net Assets:
Beginning of period	292,445,535	257,650,096

End of period	$273,567,456	$292,445,535

Accumulated undistributed net investment income at end of period	$391,099	$1,240,132

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,040,807	$8,790,709
Dividends reinvested	859,763	1,084,931
Cost of shares redeemed	(23,360,445)	(47,967,258)

Total Class I	(16,459,875)	(38,091,618)

Class II Shares
Proceeds from shares issued	3,741,842	7,313,374
Dividends reinvested	115,869	118,433
Cost of shares redeemed	(10,334,740)	(4,787,313)

Total Class II	(6,477,029)	2,644,494

Class III Shares
Proceeds from shares issued	341,677	73,271
Dividends reinvested	2,045	2,657
Cost of shares redeemed	(70,082)	(175,511)

Total Class III	273,640	(99,583)

Class IV Shares
Proceeds from shares issued	502,047	1,033,067
Dividends reinvested	94,696	130,635
Cost of shares redeemed	(3,139,591)	(6,041,299)

Total Class IV	(2,542,848)	(4,877,597)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 17

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Small Cap Value Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

CAPITAL TRANSACTIONS: (continued)
Class Y Shares
Proceeds from shares issued	$10,571,517	$18,406,761
Dividends reinvested	158,604	75,307
Cost of shares redeemed	(433,536)	(3,322,598)

Total Class Y	10,296,585	15,159,470

Change in net assets from capital transactions	$(14,909,527)	$(25,264,834)

SHARE TRANSACTIONS:
Class I Shares
Issued	664,736	1,300,967
Reinvested	95,002	190,339
Redeemed	(2,662,156)	(7,204,323)

Total Class I Shares	(1,902,418)	(5,713,017)

Class II Shares
Issued	425,374	1,159,156
Reinvested	12,975	20,998
Redeemed	(1,172,408)	(711,659)

Total Class II Shares	(734,059)	468,495

Class III Shares
Issued	39,713	10,640
Reinvested	226	465
Redeemed	(8,004)	(27,105)

Total Class III Shares	31,935	(16,000)

Class IV Shares
Issued	57,059	152,968
Reinvested	10,464	22,918
Redeemed	(358,665)	(909,402)

Total Class IV Shares	(291,142)	(733,516)

Class Y Shares
Issued	1,203,658	2,716,427
Reinvested	17,506	13,212
Redeemed	(50,756)	(436,531)

Total Class Y Shares	1,170,408	2,293,108

Total change in shares	(1,725,276)	(3,700,930)

The accompanying notes are an integral part of these financial statements.

18 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset	Net	Unrealized									Ratio of	Investment	(Prior to
	Value,	Investment	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income (Loss)	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.30	0.01	(0.11)	(0.10)	(0.04)	–	(0.04)	–	$8.16	(1.30%)	$189,327,604	1.11%	0.26%	1.11%	23.71%
Year Ended December 31, 2009 (e)	$6.62	0.06	1.66	1.72	(0.04)	–	(0.04)	–	$8.30	26.22%	$208,335,958	1.16%	0.82%	1.16%	62.55%
Year Ended December 31, 2008	$9.88	0.12	(3.28)	(3.16)	(0.10)	–	(0.10)	–	$6.62	(32.15%)	$203,855,899	1.08%	1.29%	1.10%	119.80%
Year Ended December 31, 2007	$12.45	0.10	(0.87)	(0.77)	(0.15)	(1.65)	(1.80)	–	$9.88	(6.89%)	$410,073,252	1.14%	0.66%	1.14%	94.94%
Year Ended December 31, 2006	$11.53	0.07	1.91	1.98	(0.06)	(1.00)	(1.06)	–	$12.45	17.29%	$587,083,741	1.13%	0.47%	1.13%	115.12%
Year Ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	–	$11.53	3.07%	$634,107,304	1.12%	0.09%	1.12%	188.69%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.18	–	(0.11)	(0.11)	(0.03)	–	(0.03)	–	$8.04	(1.38%)	$23,921,518	1.36%	0.01%	1.36%	23.71%
Year Ended December 31, 2009 (e)	$6.54	0.03	1.65	1.68	(0.04)	–	(0.04)	–	$8.18	25.86%	$30,352,462	1.40%	0.45%	1.40%	62.55%
Year Ended December 31, 2008	$9.76	0.09	(3.23)	(3.14)	(0.08)	–	(0.08)	–	$6.54	(32.30%)	$21,181,023	1.32%	0.97%	1.35%	119.80%
Year Ended December 31, 2007	$12.34	0.06	(0.87)	(0.81)	(0.12)	(1.65)	(1.77)	–	$9.76	(7.23%)	$37,579,430	1.39%	0.38%	1.39%	94.94%
Year Ended December 31, 2006	$11.43	0.03	1.91	1.94	(0.03)	(1.00)	(1.03)	–	$12.34	17.10%	$55,228,598	1.38%	0.23%	1.38%	115.12%
Year Ended December 31, 2005	$12.55	(0.02)	0.36	0.34	–	(1.46)	(1.46)	–	$11.43	2.78%	$44,094,071	1.38%	(0.15%)	1.38%	188.69%

Class III Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.32	0.01	(0.11)	(0.10)	(0.04)	–	(0.04)	–	$8.18	(1.30%)	$755,316	1.12%	0.31%	1.12%	23.71%
Year Ended December 31, 2009 (e)	$6.63	0.06	1.67	1.73	(0.04)	–	(0.04)	–	$8.32	26.33%	$502,519	1.16%	0.84%	1.16%	62.55%
Year Ended December 31, 2008	$9.90	0.12	(3.29)	(3.17)	(0.10)	–	(0.10)	–	$6.63	32.21%	$506,519	1.12%	1.34%	1.14%	119.80%
Year Ended December 31, 2007	$12.48	0.10	(0.88)	(0.78)	(0.15)	(1.65)	(1.80)	–	$9.90	6.92%	$991,682	1.11%	0.68%	1.12%	94.94%
Year Ended December 31, 2006	$11.55	0.07	1.92	1.99	(0.06)	(1.00)	(1.06)	–	$12.48	17.37%	$1,485,343	1.12%	0.47%	1.12%	115.12%
Year Ended December 31, 2005	$12.64	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	–	$11.55	3.06%	$1,445,191	1.13%	0.08%	1.13%	188.69%

Class IV Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.30	0.01	(0.11)	(0.10)	(0.04)	–	(0.04)	–	$8.16	(1.30%)	$20,437,056	1.11%	0.26%	1.11%	23.71%
Year Ended December 31, 2009 (e)	$6.61	0.06	1.67	1.73	(0.04)	–	(0.04)	–	$8.30	26.41%	$23,201,040	1.16%	0.83%	1.16%	62.55%
Year Ended December 31, 2008	$9.88	0.11	(3.28)	(3.17)	(0.10)	–	(0.10)	–	$6.61	(32.27%)	$23,344,639	1.11%	1.21%	1.14%	119.80%
Year Ended December 31, 2007	$12.45	0.09	(0.86)	(0.77)	(0.15)	(1.65)	(1.80)	–	$9.88	(6.92%)	$41,650,497	1.10%	0.67%	1.11%	94.94%
Year Ended December 31, 2006	$11.53	0.07	1.91	1.98	(0.06)	(1.00)	(1.06)	–	$12.45	17.40%	$52,342,646	1.12%	0.48%	1.12%	115.12%
Year Ended December 31, 2005	$12.62	0.03	0.35	0.38	(0.01)	(1.46)	(1.47)	–	$11.53	3.07%	$52,727,490	1.12%	0.10%	1.12%	188.69%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 19

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Small Cap Value Fund (Continued)

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset	Net	Unrealized									Ratio of	Investment	(Prior to
	Value,	Investment	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income (Loss)	Reimbursements)
	Beginning	Income	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.31	0.02	(0.12)	(0.10)	(0.04)	–	(0.04)	–	$8.17	(1.27%)	$39,125,962	0.96%	0.43%	0.96%	23.71%
Year Ended December 31, 2009 (e)	$6.61	0.05	1.69	1.74	(0.04)	–	(0.04)	–	$8.31	26.60%	$30,053,556	1.00%	0.67%	1.00%	62.55%
Period Ended December 31, 2008 (f)	$9.29	0.06	(2.65)	(2.59)	(0.09)	–	(0.09)	–	$6.61	(28.01%)	$8,762,016	0.98%	1.19%	1.01%	119.80%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

20 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Small Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$267,356,980	$—	$—	$267,356,980

Mutual Fund	6,626,670	—	—	6,626,670

Repurchase Agreement	—	11,071,861	—	11,071,861

U. S. Government Sponsored & Agency Obligation	—	381,633	—	381,633

Total Assets	273,983,650	11,453,494	—	285,437,144

Liabilities:
Futures Contracts	(314,952)	—	—	(314,952)

Total Liabilities	(314,952)	—	—	(314,952)

Total	$273,668,698	$11,453,494	$—	$285,122,192

*	See Statement of Investments for identification of securities by type and industry classification.

22 Semiannual Report 2010

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks

Balance as of 12/31/09	$—

Accrued Accretion/(Amortization)	—

Change in Unrealized Appreciation/(Depreciation)	—

Net Purchases/(Sales)	—

Transfers In/(Out) of Level 3	—

Balance as of 06/30/2010	$—

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(c)	Futures Contracts

The Fund is subject to equity price risk, credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. The Fund may also enter into futures contracts for non-hedging purposes. If the Fund does so, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the value of the Fund’s net assets after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed-delivery of securities or currencies at a specific future date and at a specific price or currency amount. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

2010 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/ losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

Fair Values of Derivative Instruments as of June 30, 2010

Derivatives not accounted for as hedging instruments

	Statement of Assets & Liabilities Location	Fair Value

Liabilities:
Futures — Equity contracts*	Net Assets — Unrealized depreciation from futures contracts	$(314,952)

Total		$(314,952)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Futures — Equity contracts	$101,519

Total	$101,519

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Futures — Equity contracts	$(370,648)

Total	$(370,648)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

(d)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the

24 Semiannual Report 2010

agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$10,553,277	$11,071,861

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

2010 Semiannual Report 25

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(h)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers

Aberdeen Asset Management, Inc.

Epoch Investment Partners, Inc.

JPMorgan Investment Management, Inc.

26 Semiannual Report 2010

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $200 million	0.90%

$200 million and more	0.85%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers, $747,424 for the six months ended June 30, 2010.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions;

2010 Semiannual Report 27

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II and Class III shares and 0.20% of the average daily net assets of Class IV of the Fund.

For the six months ended June 30, 2010, NFS received $197,319 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $589.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $127.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $254.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain

28 Semiannual Report 2010

unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $68,853,307 and sales of $82,984,741 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$286,033,657	$30,774,186	$(31,370,699)	$(596,513)

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 29

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

30 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Multi-Manager Small Cap Value Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and each of the Fund’s sub-advisers (i.e., Aberdeen Asset Management Inc., Epoch Investment Partners, Inc., and JPMorgan Investment Management, Inc. (“JPMorgan IM”)) and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. Turning first to performance, the Trustees noted that the Fund’s overall performance for Class II shares for each of the one- and three-year periods ended September 30, 2009 was in the fourth quintile of its Peer Group. The Trustees also noted that, for the five-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the third quintile and below the median of its Peer Group. The Trustees noted that, for the five-year period ended September 30, 2009, the Fund’s Class II shares underperformed its benchmark, the Russell 2000 Value Index, but that, for each of the one- and three-year periods ended September 30, 2009, the Fund’s Class II shares outperformed its benchmark. The Trustees noted that the Fund’s underperformance was mainly attributable to the sleeve of the Fund managed by JPMorgan IM, who had been on the watch list since the second quarter of 2009.

Turning to expenses, the Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the fourth quintile of its Peer Group, and that the Fund’s actual advisory fee was in the fifth quintile of its Peer Group. The Trustees also noted that the Fund’s total expenses for Class II shares were in the fourth quintile of its Peer Group. The Trustees noted that the Fund’s Peer Group is not specifically limited to multi-manager funds. The Trustees then discussed portfolio management issues specific to multi-managed funds, including the fact that oversight, monitoring, and reporting of investments is more extensive when dealing with multiple managers, and operations and compliance efforts increase incrementally as the number of managers increase. The Trustees also noted that shareholders of the Fund received the benefit of an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. With respect to economies of scale, the Trustees noted that the advisory fee schedule includes a breakpoint, and that that breakpoint has been reached.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 31

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

32 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 33

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

34 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 35

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AllianceBernstein NVIT Global Fixed Income Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

14	Statement of Assets and Liabilities

15	Statement of Operations

16	Statements of Changes in Net Assets

18	Financial Highlights

19	Notes to Financial Statements

28	Supplemental Information

30	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-GFI (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	AllianceBernstein NVIT Global Fixed Income Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
AllianceBernstein NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Global Fixed Income Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class III Shares	Actual		1,000.00	1,010.10	4.04	0.81
	Hypothetical	[b]	1,000.00	1,020.78	4.06	0.81

Class VI Shares	Actual		1,000.00	1,009.20	5.08	1.02
	Hypothetical	[b]	1,000.00	1,019.74	5.11	1.02

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	AllianceBernstein NVIT Global Fixed Income Fund
June 30, 2010 (Unaudited)

Asset Allocation

Sovereign Bonds	46.7%
Corporate Bonds	34.3%
U.S. Treasury Notes	8.7%
Commercial Mortgage Backed Securities	3.6%
U.S. Treasury Bond	2.4%
Mutual Fund	1.1%
U.S. Government Sponsored & Agency Obligation	0.8%
Municipal Bonds	0.5%
Other assets in excess of liabilities	1.9%

100.0%

Top Industries †

Thrifts & Mortgage Finance	4.2%
Diversified Financial Services	4.2%
Commercial Banks	4.1%
Oil, Gas & Consumable Fuels	3.2%
Media	2.7%
Insurance	1.8%
Metals & Mining	1.7%
Health Care Providers & Services	1.7%
Diversified Telecommunication Services	1.6%
Electric Utilities	1.5%
Other Industries	73.3%

100.0%

Top Holdings †

U.S. Treasury Note, 2.50%, 3/31/2015	4.8%
European Investment Bank, 1.40%, 6/20/2017	3.8%
France Government Bond OAT, 4.25%, 4/25/2019	3.6%
Bundesrepublik Deutschland, 6.25%, 1/4/2030	3.3%
Canada Housing Trust No 1, 3.55%, 9/15/2010	2.7%
Norway Treasury Bill, 0.00%, 9/15/2010	2.6%
Austria Government Bond, 4.00%, 9/15/2016	2.5%
U.S. Treasury Bond, 5.38%, 2/15/2031	2.5%
Australian Government Bond, 5.75%, 4/15/2012	2.5%
Belgium Government Bond, 3.75%, 9/28/2015	2.4%
Other Holdings	69.3%

100.0%

Top Countries †

United States	41.1%
Canada	9.7%
United Kingdom	7.9%
France	6.4%
Germany	5.2%
Netherlands	4.3%
Supranational	4.2%
Australia	3.4%
Norway	2.6%
Austria	2.5%
Other Countries	12.7%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund

Corporate Bonds 34.3%

		Principal Amount	Market Value

AUSTRALIA 0.9%
Capital Markets 0.3%
Macquarie Bank Ltd., 6.50%, 05/31/17(a)	AUD	30,000	$24,026
Macquarie Group Ltd., 7.63%, 08/13/19 (b)		$75,000	84,269

			108,295

Commercial Banks 0.3%
Australia & New Zealand Banking Group, 5.25%, 05/20/13	EUR	63,000	83,660
National Capital Trust II, 5.49%, 12/31/49 (b)		$18,000	15,662

			99,322

Metals & Mining 0.3%
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13		100,000	109,565

			317,182

BELGIUM 0.1%
Food & Staples Retailing 0.1%
Delhaize Group SA, 5.88%, 02/01/14		20,000	22,321

BERMUDA 0.4%
Diversified Financial Services 0.3%
Noble Group Ltd., 6.75%, 01/29/20 (b)		100,000	97,000

Machinery 0.1%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 04/15/14		25,000	30,975

			127,975

CANADA 1.2%
Commercial Banks 0.3%
Royal Bank of Canada, 4.63%, 01/22/18	EUR	75,000	100,984

Diversified Telecommunication Services 0.3%
Bell Canada, 4.85%, 06/30/14	CAD	83,000	82,318
TELUS Corp., 4.95%, 05/15/14		30,000	29,808

			112,126

Metals & Mining 0.1%
Teck Resources Ltd., 9.75%, 05/15/14		$45,000	53,182

Oil, Gas & Consumable Fuels 0.3%
Husky Energy, Inc., 7.25%, 12/15/19		85,000	102,722

Road & Rail 0.2%
Canadian National Railway Co., 5.55%, 03/01/19		60,000	68,615

			437,629

CAYMAN ISLANDS 0.5%
Metals & Mining 0.2%
Vale Overseas Ltd., 6.88%, 11/21/36		60,000	62,553

Oil, Gas & Consumable Fuels 0.3%
Petrobras International Finance Co., 5.75%, 01/20/20		120,000	120,846

			183,399

COLOMBIA 0.1%
Oil, Gas & Consumable Fuels 0.1%
Ecopetrol SA, 7.63%, 07/23/19		41,000	46,433

FRANCE 0.2%
Diversified Financial Services 0.2%
HSBC Covered Bonds France, 3.38%, 01/20/17	EUR	50,000	62,942

IRELAND 0.7%
Diversified Financial Services 0.4%
TransCapitalInvest Ltd. for OJSC AK Transneft, 7.70%, 08/07/13 (b)		$135,000	146,066

Insurance 0.3%
XL Group PLC, 5.25%, 09/15/14		82,000	83,904

			229,970

JAPAN 0.3%
Consumer Finance 0.3%
ORIX Corp., 4.71%, 04/27/15		97,000	96,438

LUXEMBOURG 1.7%
Commercial Banks 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank, 7.75%, 05/29/18 (b)		123,000	128,166

Construction Materials 0.0%†
Holcim US Finance Sarl & Cie SCS, 6.00%, 12/30/19 (b)		11,000	11,735

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund (Continued)

Corporate Bonds (continued)
		Principal Amount	Market Value

LUXEMBOURG (continued)

Diversified Telecommunication Services 0.2%
Telecom Italia Capital SA, 5.25%, 11/15/13		$55,000	$56,809

Industrial Conglomerates 0.2%
Tyco International Finance SA, 8.50%, 01/15/19		50,000	64,635

Metals & Mining 0.5%
ArcelorMittal, 9.00%, 02/15/15		75,000	88,234
Steel Capital SA, 9.75%, 07/29/13 (b)		100,000	106,875

			195,109

Oil, Gas & Consumable Fuels 0.4%
Gaz Capital SA, 6.21%, 11/22/16 (b)		130,000	131,144

			587,598

MALAYSIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Petronas Capital Ltd., 5.25%, 08/12/19 (b)		100,000	105,141

MEXICO 0.3%
Wireless Telecommunication Services 0.3%
America Movil SAB de CV, 5.00%, 03/30/20 (b)		100,000	103,317

NETHERLANDS 1.1%
Chemicals 0.3%
Bayer Capital Corp. BV, 4.63%, 09/26/14	EUR	65,000	86,574

Commercial Banks 0.3%
ABN Amro Bank NV, 4.31%, 12/31/49		55,000	42,372
Rabobank Nederland NV, 4.75%, 06/06/22		55,000	72,717

			115,089

Consumer Finance 0.2%
BMW Finance NV, 2.88%, 04/18/13		60,000	75,034

Oil, Gas & Consumable Fuels 0.3%
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18 (b)		$100,000	114,750

			391,447

SPAIN 0.2%
Commercial Banks 0.2%
BBVA Senior Finance SAU, 3.63%, 05/14/12	EUR	50,000	61,506

SWEDEN 0.3%
Thrifts & Mortgage Finance 0.3%
Nordea Hypotek AB, 4.25%, 02/06/14		75,000	98,617

SWITZERLAND 0.5%
Commercial Banks 0.4%
Credit Suisse, London, 6.13%, 08/05/13		55,000	74,218
UBS AG, 5.63%, 05/19/14		45,000	59,831

			134,049

Energy Equipment & Services 0.1%
Weatherford International Ltd., 5.15%, 03/15/13		$40,000	41,904

			175,953

UNITED KINGDOM 2.3%
Commercial Banks 1.2%
Bank of Scotland PLC, 4.75%, 06/08/22	EUR	100,000	124,669
Barclays Bank PLC, 4.75%, 12/31/49		70,000	52,216
Lloyds TSB Bank PLC, 4.38%, 01/12/15 (b)		$100,000	96,346
Royal Bank of Scotland PLC (The), 4.88%, 08/25/14 (b)		100,000	100,291
Standard Chartered Bank, 5.88%, 09/26/17	EUR	50,000	65,731

			439,253

Diversified Financial Services 0.2%
AngloGold Ashanti Holdings PLC, 5.38%, 04/15/20		$50,000	50,763
BP Capital Markets PLC, 4.75%, 03/10/19		14,000	11,629

			62,392

Diversified Telecommunication Services 0.3%
British Telecommunications PLC, 9.88%, 12/15/30		77,000	93,972

Media 0.3%
WPP Finance UK, 8.00%, 09/15/14		100,000	117,246

Thrifts & Mortgage Finance 0.3%
Nationwide Building Society, 4.65%, 02/25/15 (b)		100,000	102,106

			814,969

6 Semiannual Report 2010

Corporate Bonds (continued)
		Principal Amount	Market Value

UNITED STATES 23.2%
Airlines 0.2%
Southwest Airlines Co.
5.25%, 10/01/14		$35,000	$36,840
5.75%, 12/15/16		35,000	36,994

			73,834

Auto Components 0.1%
Goodyear Tire and Rubber Co. (The), 9.00%, 07/01/15		30,000	30,825

Building Products 0.4%
Masco Corp., 6.13%, 10/03/16		68,000	65,794
Owens Corning, 9.00%, 06/15/19		70,000	82,766

			148,560

Capital Markets 0.1%
Goldman Sachs Group, Inc. (The), 7.50%, 02/15/19		45,000	50,300

Chemicals 0.3%
Dow Chemical Co. (The), 8.55%, 05/15/19		72,000	88,136
Eastman Chemical Co., 5.50%, 11/15/19		20,000	21,529

			109,665

Commercial Banks 1.0%
Commerzbank Capital Funding Trust I, 5.01%, 12/31/49 (c)	EUR	100,000	63,588
U.S. Bank, NA, 4.38%, 02/28/17 (a)		50,000	60,592
Wells Fargo & Co., 4.38%, 01/31/13		$200,000	211,434

			335,614

Commercial Services & Supplies 0.4%
ACCO Brands Corp., 10.63%, 03/15/15		30,000	32,550
Republic Services, Inc., 5.25%, 11/15/21 (b)		97,000	102,059

			134,609

Communications Equipment 0.0%†
CCO Holdings LLC / CCO Holdings Capital Corp., 7.88%, 04/30/18 (b)		12,000	12,060
CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20 (b)		5,000	5,113

			17,173

Computers & Peripherals 0.1%
Dell, Inc., 5.63%, 04/15/14		45,000	50,458

Consumer Finance 0.7%
American Express Co., 7.25%, 05/20/14		93,000	105,707
Nissan Motor Acceptance Corp., 4.50%, 01/30/15 (b)		66,000	68,100
SLM Corp., 8.45%, 06/15/18		60,000	55,369

			229,176

Diversified Financial Services 2.6%
Bank of America Corp., 4.90%, 05/01/13		275,000	288,113
Citigroup, Inc., 5.50%, 04/11/13		220,000	228,691
General Electric Capital Corp., 5.63%, 05/01/18		135,000	143,466
Harley-Davidson Funding Corp., 5.75%, 12/15/14 (b)		59,000	60,871
JPMorgan Chase & Co., 6.75%, 02/01/11		125,000	129,065
Teco Finance, Inc.
4.00%, 03/15/16		20,000	20,310
5.15%, 03/15/20		25,000	26,058
Textron Financial Corp., 5.40%, 04/28/13		11,000	11,438

			908,012

Diversified Telecommunication Services 0.8%
AT&T, Inc., 5.60%, 05/15/18		150,000	166,862
Embarq Corp., 7.08%, 06/01/16		70,000	74,624
Windstream Corp., 8.63%, 08/01/16		48,000	48,360

			289,846

Electric Utilities 1.5%
Allegheny Energy Supply Co. LLC, 5.75%, 10/15/19 (b)		105,000	104,223
CMS Energy Corp., 8.75%, 06/15/19		43,000	47,476
Edison Mission Energy, 7.00%, 05/15/17		77,000	49,280
FirstEnergy Solutions Corp., 6.05%, 08/15/21		77,000	78,536
NiSource Finance Corp., 6.80%, 01/15/19		75,000	83,496
Oncor Electric Delivery Co. LLC, 5.95%, 09/01/13		90,000	99,101
Southern Co. (The), 4.15%, 05/15/14		39,000	41,138
Union Electric Co., 6.70%, 02/01/19		15,000	17,437

			520,687

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

UNITED STATES (continued)

Energy Equipment & Services 0.6%
Antero Resources Finance Corp., 9.38%, 12/01/17 (b)	$14,000	$14,000
EQT Corp., 8.13%, 06/01/19	46,000	54,112
Hess Corp., 8.13%, 02/15/19	34,000	42,383
Marathon Oil Corp., 7.50%, 02/15/19	25,000	29,978
Nabors Industries, Inc., 6.15%, 02/15/18	71,000	76,127

		216,600

Food & Staples Retailing 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	75,000	85,933
CVS Caremark Corp., 6.60%, 03/15/19	35,000	40,729
SUPERVALU, Inc., 8.00%, 05/01/16	50,000	49,500

		176,162

Food Products 0.5%
Bunge Ltd. Finance Corp., 8.50%, 06/15/19	68,000	81,204
Kraft Foods, Inc., 6.13%, 08/23/18	75,000	85,462

		166,666

Gas Utilities 0.3%
DCP Midstream LLC
5.35%, 03/15/20 (b)	15,000	15,337
9.75%, 03/15/19 (b)	25,000	32,153
Dynegy Holdings, Inc., 8.38%, 05/01/16	68,000	53,805

		101,295

Health Care Equipment & Supplies 0.3%
Bausch & Lomb, Inc., 9.88%, 11/01/15	40,000	41,100
Baxter International, Inc., 5.38%, 06/01/18	60,000	68,917

		110,017

Health Care Providers & Services 1.6%
CIGNA Corp., 5.13%, 06/15/20	60,000	62,449
Coventry Health Care, Inc.
5.95%, 03/15/17	15,000	14,328
6.13%, 01/15/15	10,000	10,211
6.30%, 08/15/14	55,000	58,061
Express Scripts, Inc., 5.25%, 06/15/12	75,000	80,125
HCA, Inc., 8.50%, 04/15/19	10,000	10,600
Humana, Inc.
6.30%, 08/01/18	10,000	10,683
6.45%, 06/01/16	10,000	10,864
7.20%, 06/15/18	63,000	70,325
McKesson Corp., 5.25%, 03/01/13	90,000	97,135
UnitedHealth Group, Inc., 6.00%, 02/15/18	30,000	33,451
Universal Health Services, Inc., 7.13%, 06/30/16	60,000	60,884
WellPoint, Inc.
5.88%, 06/15/17	20,000	22,281
7.00%, 02/15/19	23,000	27,282

		568,679

Hotels, Restaurants & Leisure 0.2%
Wyndham Worldwide Corp., 6.00%, 12/01/16	69,000	66,942

Household Durables 0.7%
Mohawk Industries, Inc., 6.88%, 01/15/16	66,000	67,155
Newell Rubbermaid, Inc., 10.60%, 04/15/19	50,000	69,012
Toll Brothers Finance Corp., 8.91%, 10/15/17	25,000	27,880
Whirlpool Corp., 8.60%, 05/01/14	73,000	86,068

		250,115

Household Products 0.3%
Jarden Corp., 7.50%, 01/15/20	100,000	97,750

Independent Power Producers & Energy Traders 0.3%
AES Corp. (The)
7.75%, 03/01/14	24,000	24,420
7.75%, 10/15/15	5,000	5,063
RRI Energy, Inc., 7.63%, 06/15/14	65,000	64,025

		93,508

Information Technology Services 0.6%
Electronic Data Systems Corp., 6.00%, 08/01/13	27,000	30,444
Western Union Co. (The), 5.93%, 10/01/16	150,000	168,317

		198,761

Insurance 1.5%
Guardian Life Insurance Co. of America, 7.38%, 09/30/39 (b)	35,000	38,721

8 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

UNITED STATES (continued)
Insurance (continued)

Hartford Financial Services Group, Inc.
4.00%, 03/30/15	$47,000	$46,144
6.30%, 03/15/18	40,000	41,443
ING Capital Funding TR III, 8.44%, 12/31/49	40,000	34,800
Liberty Mutual Group, Inc., 7.80%, 03/15/37 (b)	37,000	30,340
Lincoln National Corp., 8.75%, 07/01/19	19,000	23,286
Markel Corp., 7.13%, 09/30/19	27,000	29,622
Massachusetts Mutual Life Insurance Co., 8.88%, 06/01/39 (b)	45,000	59,877
Metropolitan Life Global Funding I, 5.13%, 06/10/14 (b)	100,000	108,632
Principal Financial Group, Inc., 7.88%, 05/15/14	50,000	57,820
Prudential Financial, Inc.
5.15%, 01/15/13	46,000	48,683
6.20%, 01/15/15	10,000	11,005
7.38%, 06/15/19	5,000	5,790

		536,163

Machinery 0.3%
Case New Holland, Inc.
7.13%, 03/01/14	24,000	24,840
7.88%, 12/01/17 (b)	26,000	26,195
Parker Hannifin Corp., 5.50%, 05/15/18	37,000	41,958

		92,993

Media 2.3%
CBS Corp., 8.20%, 05/15/14	65,000	76,630
Comcast Corp.
5.30%, 01/15/14	77,000	84,517
5.90%, 03/15/16	40,000	45,078
CSC Holdings LLC, 8.50%, 04/15/14 (b)	28,000	29,190
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/01/14	30,000	31,772
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14	33,000	33,165
Time Warner Cable, Inc., 7.50%, 04/01/14	125,000	145,237
Time Warner, Inc., 7.63%, 04/15/31	125,000	150,372
Univision Communications, Inc., 12.00%, 07/01/14 (b)	7,000	7,507
Viacom, Inc., 5.63%, 09/15/19	76,000	83,254
Walt Disney Co. (The), 5.50%, 03/15/19	100,000	115,253

		801,975

Metals & Mining 0.5%
Alcoa, Inc., 6.75%, 07/15/18	30,000	30,276
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	75,000	82,500
United States Steel Corp., 6.05%, 06/01/17	50,000	47,500

		160,276

Multiline Retail 0.2%
JC Penney Co., Inc., 5.65%, 06/01/20	70,000	68,425

Multi-Utilities 0.7%
Ameren Corp., 8.88%, 05/15/14	54,000	62,599
DTE Energy Co., 7.63%, 05/15/14	28,000	32,722
NRG Energy, Inc., 7.25%, 02/01/14	65,000	65,894
Sempra Energy, 6.50%, 06/01/16	75,000	86,062

		247,277

Office Electronics 0.2%
Xerox Corp.
4.25%, 02/15/15	20,000	20,706
8.25%, 05/15/14	30,000	35,164

		55,870

Oil, Gas & Consumable Fuels 1.3%
Anadarko Petroleum Corp., 5.95%, 09/15/16	72,000	61,970
ConocoPhillips, 6.00%, 01/15/20	80,000	93,745
Noble Energy, Inc., 8.25%, 03/01/19	75,000	90,769
Tesoro Corp., 6.50%, 06/01/17	33,000	30,195
Valero Energy Corp.
6.88%, 04/15/12	50,000	53,831
9.38%, 03/15/19	50,000	60,565
Williams Cos., Inc. (The), 7.88%, 09/01/21	22,000	25,214
Williams Partners LP, 5.25%, 03/15/20 (b)	44,000	44,993

		461,282

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund (Continued)

Corporate Bonds (continued)
		Principal Amount	Market Value

UNITED STATES (continued)

Paper & Forest Products 0.5%
International Paper Co., 7.95%, 06/15/18		$50,000	$59,529
Weyerhaeuser Co., 7.38%, 03/15/32		100,000	98,791

			158,320

Pharmaceuticals 0.3%
Mylan, Inc.
7.63%, 07/15/17 (b)		10,000	10,200
7.88%, 07/15/20 (b)		24,000	24,480
Pfizer, Inc., 4.75%, 06/03/16	EUR	50,000	67,820

			102,500

Real Estate Investment Trusts (REITs) 0.3%
WEA Finance LLC/WT Finance Aust Pty Ltd., 5.75%, 09/02/15 (b)		$100,000	108,098

Road & Rail 0.4%
Con-way, Inc., 6.70%, 05/01/34		54,000	53,929
Hertz Corp., 8.88%, 01/01/14		48,000	48,600
Ryder System, Inc.
5.85%, 11/01/16		24,000	26,481
7.20%, 09/01/15		20,000	23,196

			152,206

Software 0.4%
Oracle Corp., 5.75%, 04/15/18		120,000	138,921

Tobacco 0.2%
Altria Group, Inc., 9.70%, 11/10/18		45,000	56,987

Wireless Telecommunication Services 0.0%†
Cricket Communications, Inc., 7.75%, 05/15/16		15,000	15,300

			8,101,847

Total Corporate Bonds (cost $10,998,207)			11,964,684

Commercial Mortgage Backed Securities 3.6%
UNITED STATES 3.6%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 09/10/47		155,000	162,196
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 6.01%, 12/10/49 (a)		138,238	142,881
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A4, 5.55%, 05/12/45		200,000	209,659
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.16%, 02/15/31		125,000	130,031
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.42%, 02/15/40		180,000	179,202
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.02%, 06/12/50 (a)		125,000	127,939
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.41%, 07/12/46 (a)		155,000	159,361
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.80%, 06/11/42 (a)		125,000	130,949

Total Commercial Mortgage Backed Securities (cost $911,249)			1,242,218

Municipal Bonds 0.5%
UNITED STATES 0.5%
Municipal Bonds 0.5%
San Diego County Water Authority, 6.14%, 05/01/49		75,000	81,260
State of California, 7.63%, 03/01/40		80,000	86,438

Total Municipal Bonds (cost $156,673)			167,698

Sovereign Bonds 46.7%
AUSTRALIA 2.4%
Australian Government Bond, 5.75%, 04/15/12	AUD	974,000	838,115

AUSTRIA 2.5%
Austria Government Bond, 4.00%, 09/15/16 (b)	EUR	650,000	868,933

BELGIUM 2.4%
Belgium Government Bond, 3.75%, 09/28/15		641,000	831,834

CANADA 8.3%
Canada Housing Trust No 1, 3.55%, 09/15/10 (b)	CAD	990,000	935,308

10 Semiannual Report 2010

Sovereign Bonds (continued)
		Principal Amount	Market Value

CANADA (continued)

Canadian Government Bond
1.50%, 03/01/12	CAD	86,000	$81,075
4.00%, 06/01/16		719,000	728,456
4.25%, 06/01/18		410,000	421,951
Province of British Columbia, Canada,
4.25%, 06/18/14		125,000	125,095
Province of Ontario, Canada, 4.75%, 06/02/13		232,000	233,347
Province of Quebec Canada
4.25%, 02/27/13	EUR	155,000	201,592
5.25%, 10/01/13	CAD	153,000	156,577

			2,883,401

COLOMBIA 0.5%
Colombia Government International Bond, 7.75%, 04/14/21	COP	320,000,000	180,998

CROATIA 0.3%
Croatia Government International Bond, 6.75%, 11/05/19 (b)		$100,000	104,685

FRANCE 6.1%
Compagnie de Financement Foncier
4.38%, 11/19/14	EUR	100,000	132,704
4.63%, 09/23/17		19,000	25,596
France Government Bond OAT
4.00%, 10/25/13		330,000	438,636
3.50%, 04/25/15		233,000	305,419
4.25%, 04/25/19		898,000	1,215,838

			2,118,193

GERMANY 5.1%
Bundesrepublik Deutschland
3.75%, 07/04/13		440,000	584,225
3.75%, 01/04/17		47,000	63,720
6.25%, 01/04/30		645,000	1,129,457

			1,777,402

HUNGARY 0.3%
Hungary Government Bond, 6.75%, 02/24/17	HUF	29,310,000	119,643

JAPAN 0.7%
Japan Finance Corp. for Municipal Enterprises, 2.00%, 05/09/16	JPY	20,000,000	245,790

LITHUANIA 0.3%
Lithuania Government International Bond, 6.75%, 01/15/15 (b)		$100,000	104,803

NETHERLANDS 3.2%
Netherlands Government Bond
2.75%, 01/15/15		350,000	448,912
4.50%, 07/15/17		184,000	257,272
7.50%, 01/15/23		218,000	391,795

			1,097,979

NEW ZEALAND 0.6%
New Zealand Government Bond, 6.50%, 04/15/13	NZD	302,000	219,639

NORWAY 2.5%
Norway Treasury Bill, 0.00%, 09/15/10	NOK	5,763,000	881,464

PERU 0.1%
Republic of Peru, 7.13%, 03/30/19		$31,000	36,657

POLAND 0.3%
Poland Government International Bond, 4.68%, 10/15/19	EUR	100,000	121,612

SUPRANATIONAL 4.1%
European Bank for Reconstruction & Development, 9.25%, 09/10/12	BRL	235,000	129,472
European Investment Bank, 1.40%, 06/20/17	JPY	110,600,000	1,299,221

			1,428,693

SWEDEN 1.6%
Swedish Government Bond, 4.50%, 08/12/15	SEK	3,875,000	552,276

UNITED KINGDOM 5.4%
United Kingdom Gilt
5.25%, 06/07/12	GBP	135,000	218,522
5.00%, 03/07/18		372,545	634,351
4.50%, 03/07/19		378,000	619,863
4.75%, 12/07/30		253,000	410,686

			1,883,422

Total Sovereign Bonds (cost $16,415,407)			16,295,539

2010 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

AllianceBernstein NVIT Global Fixed Income Fund (Continued)

U.S. Government Sponsored & Agency Obligation 0.8%

	Principal Amount	Market Value

UNITED STATES 0.8%
Federal Home Loan Mortgage Corp., 4.75%, 01/19/16	$246,000	$276,446

Total U.S. Government Sponsored & Agency Obligation (cost $265,990)		276,446

U.S. Treasury Bond 2.4%
UNITED STATES 2.4%
US Treasuries 2.4%
U.S. Treasury Bond, 5.38%, 02/15/31	686,000	843,994

Total U.S. Treasury Bond (cost $760,212)		843,994

U.S. Treasury Notes 8.7%
UNITED STATES 8.7%
US Treasuries 8.7%
U.S. Treasury Note
2.50%, 03/31/15	1,592,000	1,649,710
2.75%, 02/15/19	280,000	278,950
3.88%, 05/15/18	480,000	524,625
4.50%, 11/15/15	508,000	576,739

		3,030,024

Total U.S. Treasury Notes (cost $2,949,044)		3,030,024

Mutual Fund 1.1%

	Shares	Market Value

Money Market Fund 1.1%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (d)	369,098	369,098

Total Mutual Fund (cost $369,098)		369,098

Total Investments (cost $32,825,880) (e) — 98.1%		34,189,701

Other assets in excess of liabilities — 1.9%		668,727

NET ASSETS — 100.0%		$34,858,428

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2010 was $4,258,746 which represents 12.22% of net assets.

(c)	Perpetual bond security. The maturity date reflects the next call date.

(d)	Represents 7-day effective yield as of June 30, 2010.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

OJSC	Open Joint Stock Company

PLC	Public Limited Company

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

At June 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	JPMorgan Chase Bank	8/26/10	(57,039)	$(48,935)	$(47,699)	$1,236
British Pound	JPMorgan Chase Bank	7/26/10	(127,857)	(187,431)	(191,032)	(3,601)
British Pound	JPMorgan Chase Bank	7/26/10	(75,970)	(111,282)	(113,506)	(2,224)
Canadian Dollar	JPMorgan Chase Bank	7/22/10	(529,589)	(516,109)	(497,415)	18,694
Canadian Dollar	JPMorgan Chase Bank	7/22/10	(1,252,261)	(1,221,837)	(1,176,181)	45,656
Euro	JPMorgan Chase Bank	8/25/10	(1,017,396)	(1,246,692)	(1,244,388)	2,304
Hungarian Forint	JPMorgan Chase Bank	8/05/10	(21,325,818)	(94,158)	(91,002)	3,156
Japanese Yen	JPMorgan Chase Bank	7/15/10	(21,298,556)	(228,731)	(240,943)	(12,212)
Japanese Yen	JPMorgan Chase Bank	7/15/10	(8,683,142)	(96,485)	(98,230)	(1,745)
Japanese Yen	JPMorgan Chase Bank	7/15/10	(53,545,018)	(578,458)	(605,737)	(27,279)
Japanese Yen	JPMorgan Chase Bank	7/15/10	(10,474,242)	(116,777)	(118,491)	(1,714)
New Zealand Dollar	JPMorgan Chase Bank	7/29/10	(286,993)	(192,750)	(196,487)	(3,737)
Norwegian Krone	JPMorgan Chase Bank	9/02/10	(1,138,999)	(176,505)	(174,457)	2,048
Swedish Krona	JPMorgan Chase Bank	8/16/10	(7,313,606)	(916,102)	(937,949)	(21,847)

Total Short Contracts				$(5,732,252)	$(5,733,517)	$(1,265)

Long Contracts:
British Pound	JPMorgan Chase Bank	7/26/10	42,150	$61,607	$62,976	$1,369
British Pound	JPMorgan Chase Bank	7/26/10	75,102	108,628	112,211	3,583
Canadian Dollar	JPMorgan Chase Bank	7/22/10	91,039	87,761	85,508	(2,253)
Danish Krone	JPMorgan Chase Bank	8/06/10	1,069,955	175,604	175,663	59
Euro	JPMorgan Chase Bank	8/25/10	42,454	52,660	51,926	(734)
Euro	JPMorgan Chase Bank	8/25/10	42,431	51,934	51,898	(36)
Japanese Yen	JPMorgan Chase Bank	7/15/10	338,960,747	3,639,456	3,834,553	195,097
Japanese Yen	JPMorgan Chase Bank	7/15/10	14,112,683	156,460	159,652	3,192
Japanese Yen	JPMorgan Chase Bank	7/15/10	10,672,570	116,627	120,735	4,108
Japanese Yen	JPMorgan Chase Bank	7/15/10	25,555,579	275,790	289,102	13,312
Japanese Yen	JPMorgan Chase Bank	7/15/10	9,455,530	104,163	106,967	2,804
Japanese Yen	JPMorgan Chase Bank	7/15/10	774,199	8,751	8,758	7
Japanese Yen	JPMorgan Chase Bank	7/15/10	54,669,155	593,681	618,454	24,773
Korean Won	JPMorgan Chase Bank	7/29/10	1,126,193,736	1,010,039	920,743	(89,296)
Korean Won	JPMorgan Chase Bank	7/29/10	123,733,040	99,841	101,161	1,320
Malaysian Ringgit	JPMorgan Chase Bank	7/29/10	778,744	242,630	240,232	(2,398)
Mexican Peso	JPMorgan Chase Bank	8/06/10	858,249	66,190	66,120	(70)
Polish Zlotych	JPMorgan Chase Bank	7/14/10	226,614	69,904	66,744	(3,160)
Singapore Dollar	JPMorgan Chase Bank	9/01/10	64,237	46,414	45,917	(497)
South African Rand	JPMorgan Chase Bank	7/14/10	377,967	48,953	49,140	187
Swedish Krona	JPMorgan Chase Bank	8/16/10	89,387	11,636	11,464	(172)
Swedish Krona	JPMorgan Chase Bank	8/16/10	4,290,298	555,605	550,218	(5,387)
Swiss Franc	JPMorgan Chase Bank	8/11/10	240,564	207,490	223,334	15,844
Taiwan Dollar	JPMorgan Chase Bank	7/29/10	3,293,355	106,238	102,590	(3,648)

Total Long Contracts				$7,898,062	$8,056,066	$158,004

2010 Semiannual Report 13

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

AllianceBernstein
NVIT Global Fixed
Income Fund

Assets:
Investments, at value (cost $32,825,880)	$34,189,701
Foreign currencies, at value (cost $41,702)	41,738
Interest and dividends receivable	456,487
Receivable for investments sold	45,892
Receivable for capital shares issued	102,170
Reclaims receivable	1,643
Unrealized appreciation on forward foreign currency contracts (Note 2)	338,749
Prepaid expenses and other assets	2,188

Total Assets	35,178,568

Liabilities:
Payable for investments purchased	8,756
Payable for capital shares redeemed	3,582
Unrealized depreciation on forward foreign currency contracts (Note 2)	182,010
Accrued expenses and other payables:
Investment advisory fees	1,068
Fund administration fees	7,199
Distribution fees	70
Administrative servicing fees	85,916
Accounting and transfer agent fees	7,600
Custodian fees	206
Compliance program costs (Note 3)	188
Professional fees	11,167
Printing fees	11,816
Other	562

Total Liabilities	320,140

Net Assets	$34,858,428

Represented by:
Capital	$32,231,735
Accumulated undistributed net investment income	635,043
Accumulated net realized gains from investment and foreign currency transactions	491,299
Net unrealized appreciation/(depreciation) from investments	1,363,821
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	156,739
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(20,209)

Net Assets	$34,858,428

Net Assets:
Class III Shares	$34,503,302
Class VI Shares	355,126

Total	$34,858,428

Shares Outstanding (unlimited number of shares authorized):
Class III Shares	3,118,402
Class VI Shares	32,142

Total	3,150,544

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class III Shares	$11.06
Class VI Shares	$11.05

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

AllianceBernstein
NVIT Global Fixed
Income Fund

INVESTMENT INCOME:
Interest income	$716,157
Dividend income	415

Total Income	716,572

EXPENSES:
Investment advisory fees	91,682
Fund administration fees	18,652
Distribution fees Class VI Shares	320
Administrative servicing fees Class III Shares	37,843
Administrative servicing fees Class VI Shares	269
Professional fees	11,778
Printing fees	7,988
Trustee fees	583
Custodian fees	611
Accounting and transfer agent fees	11,881
Compliance program costs (Note 3)	59
Other	1,361

Total expenses before earnings credit and expenses waived and reimbursed	183,027
Distribution fees voluntarily waived — Class VI (Note 3)	(29)
Earnings credit (Note 5)	(6)
Expenses reimbursed by adviser (Note 3)	(47,865)

Net Expenses	135,127

NET INVESTMENT INCOME	581,445

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	448,257
Net realized gains from forward and foreign currency transactions (Note 2)	49,369

Net realized gains from investment, forward foreign currency and foreign currency transactions	497,626

Net change in unrealized appreciation/(depreciation) from investments	(1,020,224)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	279,346
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(18,704)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(759,582)

Net realized/unrealized losses from investments, forward foreign currency contracts, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(261,956)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$319,489

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 15

Statements of Changes in Net Assets

	AllianceBernstein NVIT
	Global Fixed Income Fund

	Six Months Ended
	June 30, 2010	Period Ended
	(Unaudited)	December 31, 2009 (a)
Operations:
Net investment income	$581,445	$759,123
Net realized gains from investment and foreign currency transactions	497,626	806,920
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(759,582)	2,259,933

Change in net assets resulting from operations	319,489	3,825,976

Distributions to Shareholders From:
Net investment income:
Class III	–	(1,151,302)
Class VI	–	(4,621)
Net realized gains:
Class III	(217,714)	(142,275)
Class VI	(2,245)	(615)

Change in net assets from shareholder distributions	(219,959)	(1,298,813)

Change in net assets from capital transactions	2,596,427	29,635,308

Change in net assets	2,695,957	32,162,471

Net Assets:
Beginning of period	32,162,471	–

End of period	$34,858,428	$32,162,471

Accumulated undistributed net investment income at end of period	$635,043	$53,598

CAPITAL TRANSACTIONS:
Class III Shares
Proceeds from shares issued	$3,028,595	$28,522,160
Dividends reinvested	217,714	1,293,577
Cost of shares redeemed	(867,503)	(321,594)

Total Class III	2,378,806	29,494,143

Class VI Shares
Proceeds from shares issued	226,845	148,720
Dividends reinvested	2,245	5,236
Cost of shares redeemed	(11,469)	(12,791)

Total Class VI	217,621	141,165

Change in net assets from capital transactions	$2,596,427	$29,635,308

SHARE TRANSACTIONS:
Class III Shares
Issued	271,817	2,816,379
Reinvested	19,846	117,348
Redeemed	(78,079)	(28,909)

Total Class III Shares	213,584	2,904,818

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2010

	AllianceBernstein NVIT
	Global Fixed Income Fund

	Six Months Ended
	June 30, 2010	Period Ended
	(Unaudited)	December 31, 2009 (a)

SHARE TRANSACTIONS: (continued)
Class VI Shares
Issued	20,448	13,183
Reinvested	205	473
Redeemed	(1,039)	(1,128)

Total Class VI Shares	19,614	12,528

Total change in shares	233,198	2,917,346

(a)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 17

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

AllianceBernstein NVIT Global Fixed Income Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class III Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$11.02	0.19	(0.08)	0.11	–	(0.07)	(0.07)	$11.06	1.01%	$34,503,302	0.81%	3.49%	1.10%	25.79%
Period Ended December 31, 2009 (e) (f)	$10.00	0.29	1.20	1.49	(0.42)	(0.05)	(0.47)	$11.02	14.88%	$32,024,467	0.83%	3.42%	1.07%	62.22%

Class VI Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$11.02	0.18	(0.08)	0.10	–	(0.07)	(0.07)	$11.05	0.92%	$355,126	1.02%	3.26%	1.36%	25.79%
Period Ended December 31, 2009 (e) (f)	$10.00	0.30	1.19	1.49	(0.42)	(0.05)	(0.47)	$11.02	14.88%	$138,004	0.85%	3.50%	3.47%	62.22%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

18 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the AllianceBernstein NVIT Global Fixed Income Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Mutual Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Commercial Mortgage Backed Securities	$—	$1,242,218	$—	$1,242,218

Corporate Bonds	—	11,964,684	—	11,964,684

Forward Currency Contracts	—	338,749	—	338,749

Municipal Bonds	—	167,698	—	167,698

Mutual Fund	369,098	—	—	369,098

Sovereign Bonds	—	16,295,539	—	16,295,539

U.S. Government Sponsored & Agency Obligation	—	276,446	—	276,446

U.S. Treasury Bond	—	843,994	—	843,994

U.S. Treasury Notes	—	3,030,024	—	3,030,024

Total Assets	369,098	34,159,352	—	34,528,450

Liabilities:
Forward Currency Contracts	—	(182,010)	—	(182,010)

Total Liabilities	—	(182,010)	—	(182,010)

Total	$369,098	$33,977,342	$—	$34,346,440

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

20 Semiannual Report 2010

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from forwards and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

Fair Values of Derivative Instruments as of June 30, 2010

Derivatives not accounted for as hedging instruments

	Statement of Assets & Liabilities Location	Fair Value

Assets:

Forward foreign currency contracts	Unrealized appreciation on forward foreign currency contracts	$338,749

Total		$338,749

Liabilities:

Forward foreign currency contracts	Unrealized depreciation on forward foreign currency contracts	$182,010

Total		$182,010

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Forward foreign currency contracts	$96,621

Total	$96,621

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Forward Foreign currency contracts	$279,346

Total	$279,346

Amounts designated as “—” are zero or have been rounded to zero.

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2009 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the

22 Semiannual Report 2010

technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable year 2009 remains subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected AllianceBernstein L.P. (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.55%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $50,008 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.58% for Class III and Class VI shares of the Fund until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of

2010 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Six Months Ended
2009 Amount (a)	June 30, 2010	Total

$54,551	$47,865	$102,416

(a)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

24 Semiannual Report 2010

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class III and Class VI shares of the Fund.

For the six months ended June 30, 2010, NFS received $38,112 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $59.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class VI shares of the Fund. Until April 30, 2010, the Trust and NFD had entered into a written contract waiving 0.04% of these fees for Class VI shares of the Fund. During the six months ended June 30, 2010, the waiver of such distribution fees by NFD amounted to $29.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,000.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $529.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

2010 Semiannual Report 25

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $10,454,458 and sales of $8,379,759 (excluding short-term securities).

For the six months ended June 30, 2010, the Fund had purchases of $5,831,884 and sales of $3,905,461 of U.S. Government securities.

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

26 Semiannual Report 2010

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$32,833,606	$2,154,279	$(798,184)	$1,356,095

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied the period ended June 30, 2010 (as discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 27

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

28 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

AllianceBernstein NVIT Global Fixed Income Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and AllianceBernstein L.P. (“AllianceBernstein”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class III shares was in the first quintile of its Peer Group for the period since the Fund’s inception in March 2009 through September 30, 2009. The Trustees noted that, for the three-month period ended September 30, 2009, and for the period since the Fund’s inception in March 2009 through September 30, 2009, the Fund outperformed its benchmark, the Barclays Capital Global Aggregate Index. In light of the Fund’s relatively short performance history, the Trustees took into consideration AllianceBernstein’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of AllianceBernstein.

Turning to expenses, the Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class III shares were in the first quintile of its Peer Group. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the Fund does not have breakpoints included in the Fund’s investment advisory fee schedule because the advisory fee is very competitive within the Fund’s Peer Group.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 29

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

30 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 31

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

32 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 33

American Century NVIT Multi Cap Value Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

23	Supplemental Information

25	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MCV (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	American Century NVIT Multi Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
American Century NVIT Multi Cap Value Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	940.10	4.43	0.92
	Hypothetical	[b]	1,000.00	1,020.23	4.61	0.92

Class II Shares	Actual		1,000.00	939.30	5.24	1.09
	Hypothetical	[b]	1,000.00	1,019.39	5.46	1.09

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	American Century NVIT Multi Cap Value Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	98.4%
Mutual Fund	1.6%
Other assets in excess of liabilities ‡	0.0%

100.0%

Top Industries †

Oil, Gas & Consumable Fuels	10.9%
Insurance	9.4%
Pharmaceuticals	8.7%
Capital Markets	6.8%
Diversified Telecommunication Services	4.6%
Diversified Financial Services	4.5%
Electric Utilities	3.7%
Household Products	3.6%
Health Care Equipment & Supplies	3.1%
Food Products	3.0%
Other Industries	41.7%

100.0%

Top Holdings †

AT&T, Inc.	3.7%
Chevron Corp.	3.3%
Johnson & Johnson	3.1%
JPMorgan Chase & Co.	3.1%
Pfizer, Inc.	2.7%
Marsh & McLennan Cos., Inc.	2.6%
General Electric Co.	2.4%
Total SA	2.1%
Lowe’s Cos., Inc.	2.1%
Berkshire Hathaway, Inc., Class A	2.0%
Other Holdings	72.9%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 98.4%

	Shares	Market Value

Aerospace & Defense 0.4%
Northrop Grumman Corp.	800	$43,552

Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	2,237	127,263

Airlines 0.1%
Southwest Airlines Co.	968	10,754

Automobiles 1.4%
Honda Motor Co. Ltd.	1,500	44,059
Toyota Motor Corp.	3,400	116,820

		160,879

Beverages 1.2%
PepsiCo, Inc.	2,306	140,551

Capital Markets 6.8%
AllianceBernstein Holding LP	1,315	33,980
Ameriprise Financial, Inc.	2,606	94,155
BlackRock, Inc.	254	36,423
Franklin Resources, Inc.	285	24,564
Goldman Sachs Group, Inc. (The)	958	125,757
Invesco Ltd.	3,043	51,214
Morgan Stanley	2,705	62,783
Northern Trust Corp.	3,798	177,367
State Street Corp.	6,059	204,915

		811,158

Chemicals 0.3%
E.I. du Pont de Nemours & Co.	880	30,439

Commercial Banks 2.5%
Comerica, Inc.	661	24,345
Commerce Bancshares, Inc.	1,344	48,371
PNC Financial Services Group, Inc.	717	40,510
U.S. Bancorp	8,412	188,008

		301,234

Commercial Services & Supplies 2.7%
Avery Dennison Corp.	1,350	43,375
Cintas Corp.	1,345	32,240
Republic Services, Inc.	5,230	155,488
Waste Management, Inc.	2,728	85,359

		316,462

Communications Equipment 0.5%
Nokia Corp. ADR-FI	2,876	23,440
QUALCOMM, Inc.	1,073	35,237

		58,677

Computers & Peripherals 1.4%
Diebold, Inc.	2,125	57,906
Hewlett-Packard Co.	2,462	106,556

		164,462

Containers & Packaging 0.4%
Bemis Co., Inc.	1,574	42,498

Distributors 1.2%
Genuine Parts Co.	3,699	145,926

Diversified Financial Services 4.5%
Bank of America Corp.	11,624	167,037
JPMorgan Chase & Co.	9,855	360,791

		527,828

Diversified Telecommunication Services 4.6%
AT&T, Inc.	18,053	436,702
Qwest Communications International, Inc.	3,602	18,911
Verizon Communications, Inc.	3,220	90,224

		545,837

Electric Utilities 3.7%
American Electric Power Co., Inc.	2,984	96,383
IDACORP, Inc.	2,214	73,660
NV Energy, Inc.	1,419	16,758
Southern Co.	943	31,383
Westar Energy, Inc.	10,255	221,611

		439,795

Electrical Equipment 2.4%
Emerson Electric Co.	1,389	60,686
Hubbell, Inc., Class B	4,641	184,201
Thomas & Betts Corp.*	1,102	38,239

		283,126

Electronic Equipment, Instruments & Components 0.7%
Molex, Inc.	4,258	77,666

Energy Equipment & Services 0.8%
Baker Hughes, Inc.	1,721	71,542
Schlumberger Ltd.	465	25,733

		97,275

Food & Staples Retailing 2.5%
Casey’s General Stores, Inc.	765	26,699
CVS Caremark Corp.	2,624	76,936
Walgreen Co.	1,119	29,877
Wal-Mart Stores, Inc.	3,420	164,399

		297,911

Food Products 3.0%
ConAgra Foods, Inc.	4,172	97,291
H.J. Heinz Co.	1,208	52,210
Kraft Foods, Inc., Class A	7,361	206,108

		355,609

Gas Utilities 1.0%
EQT Corp.	3,291	118,937

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

American Century NVIT Multi Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

Health Care Equipment & Supplies 3.1%
Beckman Coulter, Inc.	2,528	$152,413
Boston Scientific Corp.*	12,959	75,162
CareFusion Corp.*	1,478	33,551
Zimmer Holdings, Inc.*	2,037	110,100

		371,226

Health Care Providers & Services 2.1%
Aetna, Inc.	2,448	64,578
CIGNA Corp.	1,097	34,073
LifePoint Hospitals, Inc.*	1,719	53,976
UnitedHealth Group, Inc.	3,357	95,339

		247,966

Hotels, Restaurants & Leisure 1.6%
International Speedway Corp., Class A	4,589	118,213
Speedway Motorsports, Inc.	5,551	75,271

		193,484

Household Durables 0.6%
Fortune Brands, Inc.	753	29,503
Toll Brothers, Inc.*	2,726	44,597

		74,100

Household Products 3.6%
Clorox Co.	285	17,715
Kimberly-Clark Corp.	3,795	230,091
Procter & Gamble Co. (The)	3,048	182,819

		430,625

Industrial Conglomerates 2.5%
3M Co.	228	18,010
General Electric Co.	19,605	282,704

		300,714

Information Technology Services 0.9%
Accenture PLC, Class A	597	23,074
Automatic Data Processing, Inc.	2,109	84,908

		107,982

Insurance 9.4%
ACE Ltd.	1,275	65,637
Allstate Corp. (The)	1,405	40,366
Aon Corp.	2,132	79,140
Berkshire Hathaway, Inc., Class A*	2	240,000
Chubb Corp.	2,031	101,570
HCC Insurance Holdings, Inc.	3,151	78,019
Marsh & McLennan Cos., Inc.	13,777	310,671
Transatlantic Holdings, Inc.	1,218	58,415
Travelers Cos., Inc. (The)	2,841	139,919

		1,113,737

Media 0.9%
McGraw-Hill Cos., Inc. (The)	938	26,395
Omnicom Group Inc.	1,217	41,743
Walt Disney Co. (The)	1,375	43,313

		111,451

Metals & Mining 0.9%
Barrick Gold Corp.	1,061	48,180
Newmont Mining Corp.	967	59,703

		107,883

Multiline Retail 0.4%
Target Corp.	999	49,121

Multi-Utilities 2.7%
PG&E Corp.	2,330	95,763
Wisconsin Energy Corp.	2,423	122,943
Xcel Energy, Inc.	4,922	101,442

		320,148

Oil, Gas & Consumable Fuels 10.9%
Apache Corp.	364	30,645
BP PLC	5,104	24,434
BP PLC ADR-UK	397	11,465
Chevron Corp.	5,762	391,009
ConocoPhillips	2,271	111,484
Devon Energy Corp.	1,859	113,250
Exxon Mobil Corp.	4,179	238,516
Imperial Oil Ltd.	1,561	56,865
Noble Energy, Inc.	284	17,134
Total SA	5,685	253,772
Valero Energy Corp.	2,293	41,228

		1,289,802

Paper & Forest Products 0.9%
MeadWestvaco Corp.	910	20,202
Weyerhaeuser Co.	2,340	82,368

		102,570

Pharmaceuticals 8.7%
Bristol-Myers Squibb Co.	2,244	55,965
Eli Lilly & Co.	3,166	106,061
Johnson & Johnson	6,246	368,889
Merck & Co., Inc.	5,133	179,501
Pfizer, Inc.	22,372	319,025

		1,029,441

Real Estate Investment Trusts (REITs) 0.1%
Host Hotels & Resorts, Inc.	1,220	16,446

Road & Rail 0.3%
Heartland Express, Inc.	2,073	30,100

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	8,929	$107,327
Intel Corp.	7,099	138,075

		245,402

Specialty Retail 2.9%
Lowe’s Cos., Inc.	11,991	244,856
PetSmart, Inc.	1,411	42,570
Staples, Inc.	2,848	54,254

		341,680

Thrifts & Mortgage Finance 0.6%
Hudson City Bancorp, Inc.	6,124	74,958

Total Common Stocks (cost $12,271,408)		11,656,675

Mutual Fund 1.6%

Money Market Fund 1.6%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (a)	185,848	185,848

Total Mutual Fund (cost $185,848)		185,848

Total Investments (cost $12,457,256) (b) — 100.0%		11,842,523

Other assets in excess of liabilities — 0.0%		5,097

NET ASSETS — 100.0%		$11,847,620

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2010.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

FI	Finland

LP	Limited Partnership

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

UK	United Kingdom

At June 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
British Pound	Bank of America NA	7/30/10	(17,947)	$(27,085)	$(26,815)	$270
Canadian Dollar	Bank of America NA	7/30/10	(89,851)	(86,794)	(84,388)	2,406
Euro	UBS AG	7/30/10	(200,537)	(247,196)	(245,245)	1,951
Japanese Yen	Bank of America NA	7/30/10	(10,770,750)	(120,910)	(121,876)	(966)

Total Short Contracts				$(481,985)	$(478,324)	$3,661

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

American Century
NVIT Multi Cap
Value Fund

Assets:
Investments, at value (cost $12,457,256)	$11,842,523
Foreign currencies, at value (cost $314)	314
Dividends receivable	24,371
Receivable for investments sold	218,309
Receivable for capital shares issued	28,146
Reclaims receivable	724
Unrealized appreciation on forward foreign currency contracts (Note 2)	4,627
Receivable from adviser	3,760
Prepaid expenses and other assets	2,098

Total Assets	12,124,872

Liabilities:
Payable for investments purchased	236,952
Payable for capital shares redeemed	14
Unrealized depreciation on forward foreign currency contracts (Note 2)	966
Accrued expenses and other payables:
Fund administration fees	6,777
Distribution fees	1,049
Administrative servicing fees	13,404
Accounting and transfer agent fees	2,090
Custodian fees	20
Compliance program costs (Note 3)	53
Professional fees	7,205
Printing fees	8,722

Total Liabilities	277,252

Net Assets	$11,847,620

Represented by:
Capital	$11,784,691
Accumulated undistributed net investment income	43,279
Accumulated net realized gains from investment and foreign currency transactions	630,632
Net unrealized appreciation/(depreciation) from investments	(614,733)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	3,661
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	90

Net Assets	$11,847,620

Net Assets:
Class I Shares	$4,359,004
Class II Shares	7,488,616

Total	$11,847,620

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	369,478
Class II Shares	635,063

Total	1,004,541

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.80
Class II Shares	$11.79

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

American Century
NVIT Multi Cap
Value Fund

INVESTMENT INCOME:
Dividend income	$145,714
Foreign tax withholding	(1,427)

Total Income	144,287

EXPENSES:
Investment advisory fees	30,425
Fund administration fees	15,037
Distribution fees Class II Shares	7,587
Administrative servicing fees Class I Shares	5,757
Administrative servicing fees Class II Shares	7,587
Professional fees	7,483
Printing fees	5,582
Trustee fees	187
Custodian fees	170
Accounting and transfer agent fees	1,355
Compliance program costs (Note 3)	18
Other	955

Total expenses before earnings credit and expenses waived and reimbursed	82,143

Distribution fees voluntarily waived — Class II (Note 3)	(2,428)
Earnings credit (Note 4)	(2)
Expenses reimbursed by adviser (Note 3)	(25,393)

Net Expenses	54,320

NET INVESTMENT INCOME	89,967

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	586,359
Net realized gains from forward and foreign currency transactions (Note 2)	45,841

Net realized gains from investment, forward foreign currency and foreign currency transactions	632,200

Net change in unrealized appreciation/(depreciation) from investments	(1,561,409)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(159)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	82

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,561,486)

Net realized/unrealized losses from investments, forward foreign currency contracts, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(929,286)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(839,319)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets

	American Century NVIT Multi Cap Value Fund

	Six Months Ended
	June 30, 2010	Period Ended
	(Unaudited)	December 31, 2009 (a)
Operations:
Net investment income	$89,967	$85,455
Net realized gains from investment and foreign currency transactions	632,200	434,104
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(1,561,486)	950,504

Change in net assets resulting from operations	(839,319)	1,470,063

Distributions to Shareholders From:
Net investment income:
Class I	(23,486)	(37,351)
Class II	(28,299)	(24,854)
Net realized gains:
Class I	(45,591)	(172,087)
Class II	(76,249)	(158,179)

Change in net assets from shareholder distributions	(173,625)	(392,471)

Change in net assets from capital transactions	3,957,801	7,825,171

Change in net assets	2,944,857	8,902,763

Net Assets:
Beginning of period	8,902,763	–

End of period	$11,847,620	$8,902,763

Accumulated undistributed net investment income at end of period	$43,279	$5,097

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$326,032	$3,571,578
Dividends reinvested	69,077	209,438
Cost of shares redeemed	(235,183)	(76,379)

Total Class I	159,926	3,704,637

Class II Shares
Proceeds from shares issued	4,087,878	4,037,426
Dividends reinvested	104,548	183,033
Cost of shares redeemed	(394,551)	(99,925)

Total Class II	3,797,875	4,120,534

Change in net assets from capital transactions	$3,957,801	$7,825,171

SHARE TRANSACTIONS:
Class I Shares
Issued	25,243	346,839
Reinvested	5,439	16,617
Redeemed	(18,608)	(6,052)

Total Class I Shares	12,074	357,404

(a) For the period from March 25, 2009 (commencement of operations) to December 31, 2009.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

	American Century NVIT Multi Cap Value Fund

	Six Months Ended
	June 30, 2010	Period Ended
	(Unaudited)	December 31, 2009 (a)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	314,835	335,545
Reinvested	8,255	14,463
Redeemed	(29,813)	(8,222)

Total Class II Shares	293,277	341,786

Total change in shares	305,351	699,190

(a)	For the period from March 25, 2009 (commencement of operations) to December 31, 2009.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

American Century NVIT Multi Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$12.74	0.11	(0.85)	(0.74)	(0.07)	(0.13)	(0.20)	$11.80	(5.99%)	$4,359,004	0.92%	1.77%	1.37%	37.66%
Period Ended December 31, 2009 (e) (f)	$10.00	0.19	3.17	3.36	(0.11)	(0.51)	(0.62)	$12.74	33.69%	$4,551,767	0.91%	2.10%	1.38%	46.72%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$12.73	0.10	(0.85)	(0.75)	(0.06)	(0.13)	(0.19)	$11.79	(6.07%)	$7,488,616	1.09%	1.62%	1.67%	37.66%
Period Ended December 31, 2009 (e) (f)	$10.00	0.17	3.18	3.35	(0.11)	(0.51)	(0.62)	$12.73	33.55%	$4,350,996	1.08%	1.80%	1.79%	46.72%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Century NVIT Multi Cap Value Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company, Nationwide Mutual Insurance Company, and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$43,552	$—	$—	$43,552

Air Freight & Logistics	127,263	—	—	127,263

Airlines	10,754	—	—	10,754

Automobiles	—	160,879	—	160,879

Beverages	140,551	—	—	140,551

Capital Markets	811,158	—	—	811,158

Chemicals	30,439	—	—	30,439

Commercial Banks	301,234	—	—	301,234

Commercial Services & Supplies	316,462	—	—	316,462

Communications Equipment	58,677	—	—	58,677

Computers & Peripherals	164,462	—	—	164,462

Containers & Packaging	42,498	—	—	42,498

Distributors	145,926	—	—	145,926

Diversified Financial Services	527,828	—	—	527,828

Diversified Telecommunication Services	545,837	—	—	545,837

Electric Utilities	439,795	—	—	439,795

Electrical Equipment	283,126	—	—	283,126

Electronic Equipment, Instruments & Components	77,666	—	—	77,666

14 Semiannual Report 2010

Asset Type	Level 1	Level 2	Level 3	Total

Energy Equipment & Services	$97,275	$—	$—	$97,275

Food & Staples Retailing	297,911	—	—	297,911

Food Products	355,609	—	—	355,609

Gas Utilities	118,937	—	—	118,937

Health Care Equipment & Supplies	371,226	—	—	371,226

Health Care Providers & Services	247,966	—	—	247,966

Hotels, Restaurants & Leisure	193,484	—	—	193,484

Household Durables	74,100	—	—	74,100

Household Products	430,625	—	—	430,625

Industrial Conglomerates	300,714	—	—	300,714

Information Technology Services	107,982	—	—	107,982

Insurance	1,113,737	—	—	1,113,737

Media	111,451	—	—	111,451

Metals & Mining	107,883	—	—	107,883

Multiline Retail	49,121	—	—	49,121

Multi-Utilities	320,148	—	—	320,148

Oil, Gas & Consumable Fuels	1,011,596	278,206	—	1,289,802

Paper & Forest Products	102,570	—	—	102,570

Pharmaceuticals	1,029,441	—	—	1,029,441

Real Estate Investment Trusts (REITs)	16,446	—	—	16,446

Road & Rail	30,100	—	—	30,100

Semiconductors & Semiconductor Equipment	245,402	—	—	245,402

Specialty Retail	341,680	—	—	341,680

Thrifts & Mortgage Finance	74,958	—	—	74,958

Total Common Stocks	11,217,590	439,085	—	11,656,675

Forward Currency Contracts	—	4,627	—	4,627

Mutual Fund	185,848	—	—	185,848

Total Assets	11,403,438	443,712	—	11,847,150

Liabilities:
Forward Currency Contracts	—	(966)	—	(966)

Total Liabilities	—	(966)	—	(966)

Total	$11,403,438	$442,746	$—	$11,846,184

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk, credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. The Fund may also enter into futures contracts for non-hedging purposes. If the Fund does so, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the value of the Fund’s net assets after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed-delivery of securities or currencies at a specific future date and at a specific price or currency amount. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/ losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

16 Semiannual Report 2010

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

Fair Values of Derivative Instruments as of June 30, 2010

Derivatives not accounted for as hedging instruments.

Statement of Assets & Liabilities Location		Fair Value

Assets:
Forward Foreign currency contracts	Receivables- Unrealized appreciation from forward foreign currency contracts	$4,627

Total		$4,627

Liabilities:
Forward Foreign currency contracts	Payables- Unrealized depreciation from forward foreign currency contracts	$966

Total		$966

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Forward Foreign currency contracts	$45,841

Total	$45,841

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Forward Foreign currency contracts	$(159)

Total	$(159)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

(e)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(g)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2009 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable year 2009 remains subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected American Century Investment Management, Inc. (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

18 Semiannual Report 2010

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.57%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $16,814 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.67% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Six Months Ended
2009 Amount (a)	June 30, 2010	Total

$21,995	$25,393	$47,388

(a)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares. For the six months ended June 30, 2010, NFS received $13,344 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $18.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.08% of these fees for Class II shares of the Fund until at least April 30, 2011. During the six months ended June 30, 2010, the waiver of such distribution fees by NFD amounted to $2,428.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under

20 Semiannual Report 2010

this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $7,936,352 and sales of $3,948,327 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REITs and Real Estate Investments.  Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Credit and Market Risk.  The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$12,473,775	$169,032	$(800,284)	$(631,252)

9. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

22 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 23

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

American Century NVIT Multi Cap Value Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and American Century Investment Management, Inc. (“American Century”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. Turning to performance, the Trustees noted that, for the period since the Fund’s inception in March 2009 through September 30, 2009, the Fund’s performance for Class II shares was in the fifth quintile of its Peer Group. The Trustees also noted that, for the three-month period ended September 30, 2009, the Fund’s Class II shares underperformed the Fund’s benchmark, the Russell 3000 Value Index. The Trustees noted that the Fund’s relatively short performance history may not be a reliable indicator of the Fund’s performance over longer periods. As was the case upon initial approval of American Century, the Trustees took into consideration American Century’s performance and services over longer periods regarding the management of comparable accounts.

The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the third quintile and at the median of its Peer Group, and that the Fund’s actual advisory fee was in the first quintile of its Peer Group. The Trustees also noted that the Fund’s total expenses for Class II shares were in the second quintile of its Peer Group. The Trustees then noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the asset levels of the Fund were not currently so large as to warrant formal contractual breakpoints.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

24 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 25

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

26 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 27

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

28 Semiannual Report 2010

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NVIT Cardinalsm Aggressive Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies related to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-AG (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Cardinal Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Cardinal Aggressive Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class I Shares	Actual		1,000.00	920.70	1.57	0.33
	Hypothetical	[c]	1,000.00	1,023.16	1.66	0.33

Class II Shares	Actual		1,000.00	920.20	2.00	0.42
	Hypothetical	[c]	1,000.00	1,022.71	2.11	0.42

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2010

Portfolio Summary	NVIT Cardinal Aggressive Fund
June 30, 2010 (Unaudited)

Asset Allocation

Equity Funds	94.4%
Fixed Income Funds	5.7%
Liabilities in excess of other assets	(0	.1)%

	100.0%

Top Holdings †

NVIT Multi-Manager Large Cap Value Fund, Class Y	19.8%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	19.6%
NVIT Multi-Manager International Growth Fund, Class Y	15.0%
NVIT Multi-Manager International Value Fund, Class Y	13.8%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7.8%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.8%
NVIT Multi-Manager Small Cap Value Fund, Class Y	4.2%
NVIT Multi-Manager Small Cap Growth Fund, Class Y	4.2%
NVIT Core Plus Bond Fund, Class Y	2.9%
NVIT Core Bond Fund, Class Y	2.8%
NVIT Multi-Manager Small Company Fund, Class Y	2.1%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Cardinal Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 94.4%
NVIT Multi-Manager International Growth Fund, Class Y (a)	309,255	$2,436,931
NVIT Multi-Manager International Value Fund, Class Y (a)	273,915	2,237,883
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	408,062	3,191,047
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	424,159	3,223,611
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	155,928	1,272,371
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	144,292	1,261,111
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	56,535	672,772
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	83,874	685,251
NVIT Multi-Manager Small Company Fund, Class Y (a)	24,174	337,710

Total Equity Funds (cost $14,593,973)		15,318,687

Fixed Income Funds 5.7%
NVIT Core Bond Fund, Class Y (a)	43,706	465,030
NVIT Core Plus Bond Fund, Class Y (a)	41,822	465,479

Total Fixed Income Funds (cost $888,269)		930,509

Total Mutual Funds (cost $15,482,242)		16,249,196

Total Investments (cost $15,482,242) (b) — 100.1%		16,249,196
Liabilities in excess of other assets — (0.1)%		(17,185)

NET ASSETS — 100.0%		$16,232,011

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Cardinal
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $15,482,242)	$16,249,196
Receivable for investments sold	40,203
Receivable for capital shares issued	2,309
Receivable from adviser	2,957
Prepaid expenses and other assets	2,225

Total Assets	16,296,890

Liabilities:
Payable for capital shares redeemed	42,511
Accrued expenses and other payables:
Fund administration fees	3,748
Distribution fees	991
Administrative servicing fees	724
Accounting and transfer agent fees	1,111
Custodian fees	68
Compliance program costs (Note 3)	82
Professional fees	4,168
Printing fees	11,281
Other	195

Total Liabilities	64,879

Net Assets	$16,232,011

Represented by:
Capital	$15,400,355
Accumulated net investment loss	(3,257)
Accumulated net realized gains from investment transactions with affiliates	67,959
Net unrealized appreciation/(depreciation) from investments in affiliates	766,954

Net Assets	$16,232,011

Net Assets:
Class I Shares	$2,757,409
Class II Shares	13,474,602

Total	$16,232,011

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	357,573
Class II Shares	1,748,120

Total	2,105,693

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.71
Class II Shares	$7.71

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Cardinal
Aggressive Fund

INVESTMENT INCOME:
Dividend income from affiliates	$93,722

Total Income	93,722

EXPENSES:
Investment advisory fees	15,530
Fund administration fees	7,634
Distribution fees Class II Shares	16,222
Administrative servicing fees Class I Shares	638
Administrative servicing fees Class II Shares	3,244
Professional fees	4,485
Printing fees	5,887
Trustee fees	275
Custodian fees	280
Accounting and transfer agent fees	794
Compliance program costs (Note 3)	31
Other	1,103

Total expenses before earnings credit and expenses waived and reimbursed	56,123

Distribution fees voluntarily waived — Class II (Note 3)	(10,382)
Earnings credit (Note 5)	(1)
Expenses reimbursed by adviser (Note 3)	(14,266)

Net Expenses	31,474

NET INVESTMENT INCOME	62,248

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	3,380
Net realized gains from investment transactions with affiliates	64,579

Net realized gains from investment transactions with affiliates	67,959

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(1,547,494)

Net realized/unrealized losses from affiliated investments	(1,479,535)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,417,287)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Cardinal Aggressive Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$62,248	$90,275
Net realized gains/(losses) from investment transactions with affiliates	67,959	(1,696,043)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(1,547,494)	4,692,344

Change in net assets resulting from operations	(1,417,287)	3,086,576

Distributions to Shareholders From:
Net investment income:
Class I	(12,151)	(14,456)
Class II	(53,354)	(86,619)
Net realized gains:
Class I	–	(428)
Class II	–	(2,886)
Return of capital:
Class I	–	(581)
Class II	–	(3,484)

Change in net assets from shareholder distributions	(65,505)	(108,454)

Change in net assets from capital transactions	2,690,657	4,820,623

Change in net assets	1,207,865	7,798,745

Net Assets:
Beginning of period	15,024,146	7,225,401

End of period	$16,232,011	$15,024,146

Accumulated undistributed net investment income (loss) at end of period	$(3,257)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,434,026	$1,430,968
Dividends reinvested	12,151	15,465
Cost of shares redeemed	(389,580)	(1,364,702)

Total Class I	1,056,597	81,731

Class II Shares
Proceeds from shares issued	4,706,449	6,457,122
Dividends reinvested	53,354	92,989
Cost of shares redeemed	(3,125,743)	(1,811,219)

Total Class II	1,634,060	4,738,892

Change in net assets from capital transactions	$2,690,657	$4,820,623

SHARE TRANSACTIONS:
Class I Shares
Issued	167,490	203,504
Reinvested	1,484	2,097
Redeemed	(46,365)	(207,900)

Total Class I Shares	122,609	(2,299)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Cardinal Aggressive Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	561,715	933,640
Reinvested	6,532	12,485
Redeemed	(371,774)	(257,168)

Total Class II Shares	196,473	688,957

Total change in shares	319,082	686,658

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Aggressive Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized						Net			Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.41	0.04	(0.71)	(0.67)	(0.03)	–	–	(0.03)	$7.71	(7.93%)	$2,757,409	0.33%	0.91%	0.52%	19.44%
Year Ended December 31, 2009 (e)	$6.57	0.07	1.84	1.91	(0.07)	–	–	(0.07)	$8.41	29.30%	$1,976,590	0.33%	0.95%	0.53%	32.02%
Period Ended December 31, 2008 (e) (f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31.73%)	$1,559,214	0.30%	0.98%	0.81%	26.73%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.41	0.03	(0.70)	(0.67)	(0.03)	–	–	(0.03)	$7.71	(7.98%)	$13,474,602	0.42%	0.78%	0.77%	19.44%
Year Ended December 31, 2009 (e)	$6.57	0.06	1.85	1.91	(0.07)	–	–	(0.07)	$8.41	29.20%	$13,047,556	0.42%	0.89%	0.78%	32.02%
Period Ended December 31, 2008 (e) (f)	$10.00	0.06	(3.21)	(3.15)	(0.13)	(0.15)	–	(0.28)	$6.57	(31.76%)	$5,666,187	0.41%	1.03%	1.20%	26.73%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Aggressive Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short

12 Semiannual Report 2010

term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$16,249,196	$—	$—	$16,249,196

Total	$16,249,196	$—	$—	$16,249,196

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net

14 Semiannual Report 2010

asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, and certain other expenses) from exceeding 0.28% for the Fund’s Class I and Class II shares until April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the period/ year in which NFA waived or reimbursed fees or expenses to the Fund, are:

For the Period Ended	Fiscal Year	Six Months Ended
December 31, 2008 (a)	2009 Amount	June 30, 2010	Total

$21,329	$21,671	$14,266	$57,266

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes. Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2010, NFS received $3,882 in Administrative Servicing fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $31.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2011. During the six months ended June 30, 2010, the waiver of such distribution fees by NFD amounted to $10,382.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

16 Semiannual Report 2010

4. Investment in Affiliate Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/(Loss)	2010

NVIT Core Bond Fund, Class Y	$377,860	$145,331	$75,007	$4,288	$6,067	$465,030

NVIT Core Plus Bond Fund, Class Y	378,600	150,045	75,007	7,475	11,670	465,479

NVIT Multi-Manager International Growth Fund, Class Y	2,271,604	846,000	450,043	5,304	(8,332)	2,436,931

NVIT Multi-Manager International Value Fund, Class Y	2,260,101	845,450	450,043	4,754	52,486	2,237,883

NVIT Multi-Manager Large Cap Growth Fund, Class Y	3,001,205	1,147,493	600,058	26,565	525	3,191,047

NVIT Multi-Manager Large Cap Value Fund, Class Y	2,996,508	1,156,197	600,058	35,270	(25,903)	3,223,611

NVIT Multi-Manager Mid Cap Growth Fund, Class Y	1,126,427	420,348	225,021	—	4,354	1,272,371

NVIT Multi-Manager Mid Cap Value Fund, Class Y	1,124,727	426,860	225,021	6,512	5,291	1,261,111

NVIT Multi-Manager Small Cap Growth Fund, Class Y	597,531	224,186	120,011	—	2,759	672,772

NVIT Multi-Manager Small Cap Value Fund, Class Y	597,140	227,070	120,011	2,885	11,157	685,251

NVIT Multi-Manager Small Company Fund, Class Y	298,951	112,762	60,006	669	7,885	337,710

Amounts designated as “—” are zero or have been rounded to zero.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $5,701,742 and sales of $3,000,286 (excluding short-term securities).

7. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$17,607,147	$—	$(1,357,951)	$(1,357,951)

Amounts designated as “—” are zero or have been rounded to zero.

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied the period ended June 30, 2010 (as discussed above under “Bank Loans and Earnings Credits”).

18 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 19

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Cardinal Aggressive Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. The Trustees noted that the Fund is a Fund of Funds that invests in other underlying funds. With respect to performance, the Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2009 was in the third quintile and below the median of its Peer Universe. The Trustees also noted that the Fund’s performance for Class II shares for the one-year period was slightly below the Fund’s composite benchmark, which is a 65%/30%/5% blend of the Russell 3000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index. In light of the Fund’s relatively short performance history, the Trustees took into consideration NFA’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of NFA.

Turning to expenses, the Trustees noted that the Fund’s actual advisory fee for Class II shares was in the first quintile of its Peer Universe, but that the Fund’s total expenses were in the fourth quintile of its Peer Group. In this regard, the Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees then noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees also noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2010

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NVIT Cardinalsm Balanced Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information

20	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-BAL (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Cardinal Balanced Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Cardinal Balanced Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a,b]	01/01/10 - 06/30/10[a,b]

Class I Shares	Actual		1,000.00	976.40	1.42	0.29
	Hypothetical	[c]	1,000.00	1,023.36	1.45	0.29

Class II Shares	Actual		1,000.00	975.90	1.86	0.38
	Hypothetical	[c]	1,000.00	1,022.91	1.91	0.38

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2010

Portfolio Summary	NVIT Cardinal Balanced Fund
June 30, 2010 (Unaudited)

Asset Allocation

Fixed Income Funds	46.9%
Equity Funds	46.9%
Money Market Fund	6.2%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †

NVIT Core Plus Bond Fund, Class Y	16.2%
NVIT Core Bond Fund, Class Y	16.1%
NVIT Short-Term Bond Fund, Class Y	14.6%
NVIT Multi-Manager Large Cap Value Fund, Class Y	11.7%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	11.6%
NVIT Money Market Fund, Class Y	6.2%
NVIT Multi-Manager International Growth Fund, Class Y	5.7%
NVIT Multi-Manager International Value Fund, Class Y	5.2%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	4.9%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.9%
Other Holdings	2.9%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Cardinal Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 46.9%
NVIT Multi-Manager International Growth Fund, Class Y (a)	3,944,191	$31,080,225
NVIT Multi-Manager International Value Fund, Class Y (a)	3,487,385	28,491,933
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	8,111,563	63,432,421
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	8,424,132	64,023,405
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	3,304,955	26,968,436
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	3,056,548	26,714,231
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	448,963	5,342,657
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	664,856	5,431,872
NVIT Multi-Manager Small Company Fund, Class Y (a)	383,782	5,361,440

Total Equity Funds (cost $246,956,015)		256,846,620

Fixed Income Funds 46.9%
NVIT Core Bond Fund, Class Y (a)	8,312,962	88,449,912
NVIT Core Plus Bond Fund, Class Y (a)	7,950,681	88,491,078
NVIT Short-Term Bond Fund, Class Y (a)	7,729,589	80,233,129

Total Fixed Income Funds (cost $245,132,563)		257,174,119

Money Market Fund 6.2%
NVIT Money Market Fund, Class Y, 0.00% (a) (b)	33,817,778	33,817,778

Total Money Market Fund (cost $33,817,778)		33,817,778

Total Mutual Funds (cost $525,906,356)		547,838,517

Total Investments (cost $525,906,356) (c) — 100.0%		547,838,517

Liabilities in excess of other assets — 0.0%		(201,118)

NET ASSETS — 100.0%		$547,637,399

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Cardinal Balanced Fund

Assets:
Investments in affiliates, at value (cost $525,906,356)	$547,838,517
Receivable for capital shares issued	4,477,287
Prepaid expenses and other assets	5,486

Total Assets	552,321,290

Liabilities:
Payable for investments purchased	4,476,859
Payable for capital shares redeemed	429
Accrued expenses and other payables:
Investment advisory fees	88,926
Fund administration fees	13,662
Distribution fees	39,777
Administrative servicing fees	20,741
Accounting and transfer agent fees	2,828
Custodian fees	1,354
Compliance program costs (Note 3)	2,516
Professional fees	12,388
Printing fees	11,934
Other	12,477

Total Liabilities	4,683,891

Net Assets	$547,637,399

Represented by:
Capital	$525,667,030
Accumulated net investment loss	(622,235)
Accumulated net realized gains from investment transactions with affiliates	660,443
Net unrealized appreciation/(depreciation) from investments in affiliates	21,932,161

Net Assets	$547,637,399

Net Assets:
Class I Shares	$3,151,501
Class II Shares	544,485,898

Total	$547,637,399

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	340,706
Class II Shares	58,909,984

Total	59,250,690

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.25
Class II Shares	$9.24

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Cardinal
Balanced Fund

INVESTMENT INCOME:
Dividend income from affiliates	$4,348,935

Total Income	4,348,935

EXPENSES:
Investment advisory fees	488,338
Fund administration fees	27,377
Distribution fees Class II Shares	606,427
Administrative servicing fees Class I Shares	798
Administrative servicing fees Class II Shares	121,289
Professional fees	23,225
Printing fees	7,532
Trustee fees	8,607
Custodian fees	8,005
Accounting and transfer agent fees	3,361
Compliance program costs (Note 3)	1,032
Other	10,805

Total expenses before waived expenses	1,306,796
Distribution fees voluntarily waived — Class II (Note 3)	(388,118)

Net Expenses	918,678

NET INVESTMENT INCOME	3,430,257

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	624,698
Net realized losses from investment transactions with affiliates	(16,539)

Net realized gains from investment transactions with affiliates	608,159

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(18,876,789)

Net realized/unrealized losses from affiliated investments	(18,268,630)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,838,373)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Cardinal Balanced Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$3,430,257	$4,867,795
Net realized gains/(losses) from investment transactions with affiliates	608,159	(5,906,219)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(18,876,789)	57,458,124

Change in net assets resulting from operations	(14,838,373)	56,419,700

Distributions to Shareholders From:
Net investment income:
Class I	(26,100)	(37,722)
Class II	(4,026,392)	(6,321,297)
Return of capital:
Class I	–	(261)
Class II	–	(43,765)

Change in net assets from shareholder distributions	(4,052,492)	(6,403,045)

Change in net assets from capital transactions	139,184,142	230,662,968

Change in net assets	120,293,277	280,679,623

Net Assets:
Beginning of period	427,344,122	146,664,499

End of period	$547,637,399	$427,344,122

Accumulated undistributed net investment loss at end of period	$(622,235)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$1,804,570	$1,379,160
Dividends reinvested	26,100	37,983
Cost of shares redeemed	(917,238)	(1,089,995)

Total Class I	913,432	327,148

Class II Shares
Proceeds from shares issued	136,153,108	225,814,738
Dividends reinvested	4,026,392	6,365,062
Cost of shares redeemed	(1,908,790)	(1,843,980)

Total Class II	138,270,710	230,335,820

Change in net assets from capital transactions	$139,184,142	$230,662,968

SHARE TRANSACTIONS:
Class I Shares
Issued	186,949	159,460
Reinvested	2,724	4,176
Redeemed	(95,480)	(134,834)

Total Class I Shares	94,193	28,802

Class II Shares
Issued	14,143,074	26,212,840
Reinvested	421,009	692,581
Redeemed	(200,619)	(215,052)

Total Class II Shares	14,363,464	26,690,369

Total change in shares	14,457,657	26,719,171

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Balanced Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains (Losses)	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	from	Investment	Realized	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.55	0.07	(0.29)	(0.22)	(0.08)	–	–	(0.08)	$9.25	(2.36%)	$3,151,501	0.29%	1.47%	0.29%	0.06%
Year Ended December 31, 2009 (e)	$8.12	0.15	1.45	1.60	(0.17)	–	–	(0.17)	$9.55	19.88%	$2,353,767	0.30%	1.72%	0.30%	8.76%
Period Ended December 31, 2008 (f)	$10.00	0.12	(1.82)	(1.70)	(0.14)	(0.04)	–	(0.18)	$8.12	(17.10%)	$1,767,818	0.26%	1.90%	0.34%	13.21%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.54	0.07	(0.30)	(0.23)	(0.07)	–	–	(0.07)	$9.24	(2.41%)	$544,485,898	0.38%	1.40%	0.54%	0.06%
Year Ended December 31, 2009 (e)	$8.11	0.15	1.45	1.60	(0.17)	–	–	(0.17)	$9.54	19.82%	$424,990,355	0.38%	1.75%	0.54%	8.76%
Period Ended December 31, 2008 (f)	$10.00	0.12	(1.83)	(1.71)	(0.14)	(0.04)	–	(0.18)	$8.11	(17.23%)	$144,896,681	0.39%	2.73%	0.59%	13.21%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Balanced Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

2010 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$547,838,517	$—	$—	$547,838,517

Total	$547,838,517	$—	$—	$547,838,517

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the

12 Semiannual Report 2010

accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, and certain other expenses) from exceeding 0.25% for the Fund’s Class I and Class II shares until April 30, 2011. The Expense Limitation Agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Fiscal Year	Six Months Ended
2008 Amount (a)	2009 Amount	June 30, 2010	Total

$19,606	$—	$—	$19,606

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

14 Semiannual Report 2010

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes. Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2010, NFS received $122,087 in Administrative Servicing fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $1,032.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2011. During the six months ended June 30, 2010, the waiver of such distribution fees by NFD amounted to $388,118.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Investment in Affiliate Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market Value			Dividend/		Market Value
	at December 31,	Purchases at	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	Cost	Proceeds	Income	Gain/(Loss)	2010

NVIT Core Bond Fund, Class Y	$64,281,168	$21,142,212	$43,496	$789,620	$174,656	$88,449,912

NVIT Core Plus Bond Fund, Class Y	64,406,382	22,009,301	43,496	1,374,607	458,683	88,491,078

NVIT Money Market Fund, Class Y	25,762,659	8,072,517	17,398	—	—	33,817,778

NVIT Multi-Manager International Growth Fund, Class Y	25,762,659	8,138,082	17,398	65,565	(3,754)	31,080,225

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

	Market Value			Dividend/		Market Value
	at December 31,	Purchases at	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	Cost	Proceeds	Income	Gain/(Loss)	2010

NVIT Multi-Manager International Value Fund, Class Y	25,632,863	8,131,040	17,398	58,521	(3,030)	28,491,933

NVIT Multi-Manager Large Cap Growth Fund, Class Y	53,185,274	17,342,809	36,247	525,064	(8,014)	63,432,421

NVIT Multi-Manager Large Cap Value Fund, Class Y	53,102,497	17,509,378	36,247	691,633	(6,580)	64,023,405

NVIT Multi-Manager Mid Cap Growth Fund, Class Y	21,292,476	6,727,098	14,499	—	(2,851)	26,968,436

NVIT Multi-Manager Mid Cap Value Fund, Class Y	21,260,504	6,860,281	14,499	133,183	(1,690)	26,714,231

NVIT Multi-Manager Small Cap Growth Fund, Class Y	4,235,710	1,345,420	2,900	—	(371)	5,342,657

NVIT Multi-Manager Small Cap Value Fund, Class Y	4,232,958	1,367,422	2,900	22,002	(276)	5,431,872

NVIT Multi-Manager Small Company Fund, Class Y	4,238,333	1,355,681	2,900	10,262	(146)	5,361,440

NVIT Short-Term Bond Fund, Class Y	60,112,741	19,514,352	40,595	678,478	1,532	80,233,129

Amounts designated as “—” are zero or have been rounded to zero.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $139,515,593 and sales of $289,973 (excluding short-term securities).

16 Semiannual Report 2010

7. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$533,517,343	$14,715,097	$(393,923)	$14,321,174

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 17

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

18 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Cardinal Balanced Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. The Trustees noted that the Fund is a Fund of Funds that invests in other underlying funds. Turning to performance, the Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2009 was in the second quintile of its Peer Group. The Trustees also noted that the Fund’s performance for Class II shares for the one-year period was below the Fund’s composite benchmark, which is a 35%/15%/50% blend of the Russell 3000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index. In light of the Fund’s relatively short performance history, the Trustees took into consideration NFA’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of NFA.

With respect to expenses, the Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class II shares were in the fourth quintile of its Peer Group, but that the Fund’s total expenses were in the third quintile and equal to the median of its Peer Group. In this regard, the Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees then noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 19

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

20 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 23

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NVIT Cardinalsm Capital Appreciation Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information

20	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-CAP (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Cardinal Capital Appreciation Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Cardinal Capital			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Appreciation Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class I Shares	Actual		1,000.00	951.20	1.35	0.28
	Hypothetical	[c]	1,000.00	1,023.41	1.40	0.28

Class II Shares	Actual		1,000.00	950.80	1.79	0.37
	Hypothetical	[c]	1,000.00	1,022.96	1.86	0.37

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2010

Portfolio Summary	NVIT Cardinal Capital Appreciation Fund
June 30, 2010 (Unaudited)

Asset Allocation

Equity Funds	67.2%
Fixed Income Funds	29.6%
Money Market Fund	3.2%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †

NVIT Multi-Manager Large Cap Value Fund, Class Y	15.3%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	15.2%
NVIT Core Plus Bond Fund, Class Y	11.1%
NVIT Core Bond Fund, Class Y	11.0%
NVIT Multi-Manager International Growth Fund, Class Y	9.7%
NVIT Multi-Manager International Value Fund, Class Y	8.9%
NVIT Short-Term Bond Fund, Class Y	7.5%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	6.6%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	6.5%
NVIT Money Market Fund, Class Y	3.2%
Other Holdings	5.0%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Cardinal Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 67.2%
NVIT Multi-Manager International Growth Fund, Class Y (a)	8,931,466	$70,379,947
NVIT Multi-Manager International Value Fund, Class Y (a)	7,902,944	64,567,055
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	14,090,308	110,186,212
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	14,624,221	111,144,079
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	5,823,102	47,516,509
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	5,388,679	47,097,056
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	1,217,440	14,487,540
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,801,188	14,715,707
NVIT Multi-Manager Small Company Fund, Class Y (a)	520,313	7,268,778

Total Equity Funds (cost $484,720,714)		487,362,883

Fixed Income Funds 29.6%
NVIT Core Bond Fund, Class Y (a)	7,520,558	80,018,734
NVIT Core Plus Bond Fund, Class Y (a)	7,191,212	80,038,185
NVIT Short-Term Bond Fund, Class Y (a)	5,246,787	54,461,643

Total Fixed Income Funds (cost $206,502,503)		214,518,562

Money Market Fund 3.2%
NVIT Money Market Fund, Class Y, 0.00% (a) (b)	22,962,442	22,962,442

Total Money Market Fund (cost $22,962,442)		22,962,442

Total Mutual Funds (cost $714,185,659)		724,843,887

Total Investments (cost $714,185,659) (c) — 100.0%		724,843,887

Liabilities in excess of other assets — 0.0%		(259,940)

NET ASSETS — 100.0%		$724,583,947

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Cardinal Capital
Appreciation Fund

Assets:
Investments in affiliates, at value (cost $714,185,659)	$724,843,887
Receivable for capital shares issued	126,496
Prepaid expenses and other assets	7,754

Total Assets	724,978,137

Liabilities:
Payable for investments purchased	126,266
Payable for capital shares redeemed	230
Accrued expenses and other payables:
Investment advisory fees	119,121
Fund administration fees	17,130
Distribution fees	53,202
Administrative servicing fees	28,123
Accounting and transfer agent fees	3,449
Custodian fees	1,702
Compliance program costs (Note 3)	3,288
Professional fees	11,979
Printing fees	11,954
Other	17,746

Total Liabilities	394,190

Net Assets	$724,583,947

Represented by:
Capital	$714,460,253
Accumulated net investment loss	(565,822)
Accumulated net realized gains from investment transactions with affiliates	31,288
Net unrealized appreciation/(depreciation) from investments in affiliates	10,658,228

Net Assets	$724,583,947

Net Assets:
Class I Shares	$5,256,020
Class II Shares	719,327,927

Total	$724,583,947

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	611,617
Class II Shares	83,696,070

Total	84,307,687

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.59
Class II Shares	$8.59

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Cardinal Capital
Appreciation Fund

INVESTMENT INCOME:
Dividend income from affiliates	$5,073,303

Total Income	5,073,303

EXPENSES:
Investment advisory fees	646,372
Fund administration fees	34,198
Distribution fees Class II Shares	801,698
Administrative servicing fees Class I Shares	1,252
Administrative servicing fees Class II Shares	160,344
Professional fees	28,354
Printing fees	7,110
Trustee fees	11,418
Custodian fees	12,365
Accounting and transfer agent fees	4,250
Compliance program costs (Note 3)	1,368
Other	13,147

Total expenses before waived expenses	1,721,876
Distribution fees voluntarily waived — Class II (Note 3)	(513,092)

Net Expenses	1,208,784

NET INVESTMENT INCOME	3,864,519

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	567,495
Net realized losses from investment transactions with affiliates	(632,551)

Net realized losses from investment transactions with affiliates	(65,056)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(42,425,218)

Net realized/unrealized losses from affiliated investments	(42,490,274)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,625,755)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Cardinal Capital Appreciation Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$3,864,519	$4,541,139
Net realized losses from investment transactions with affiliates	(65,056)	(7,994,104)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(42,425,218)	78,086,389

Change in net assets resulting from operations	(38,625,755)	74,633,424

Distributions to Shareholders From:
Net investment income:
Class I	(34,899)	(50,739)
Class II	(4,395,442)	(5,732,367)
Net realized gains:
Class I	(290)	–
Class II	(39,146)	–

Change in net assets from shareholder distributions	(4,469,777)	(5,783,106)

Change in net assets from capital transactions	218,693,644	363,609,895

Change in net assets	175,598,112	432,460,213

Net Assets:
Beginning of period	548,985,835	116,525,622

End of period	$724,583,947	$548,985,835

Accumulated undistributed net investment loss at end of period	$(565,822)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$2,186,185	$2,630,262
Dividends reinvested	35,189	50,739
Cost of shares redeemed	(899,477)	(958,382)

Total Class I	1,321,897	1,722,619

Class II Shares
Proceeds from shares issued	220,142,780	364,860,401
Dividends reinvested	4,434,588	5,732,367
Cost of shares redeemed	(7,205,621)	(8,705,492)

Total Class II	217,371,747	361,887,276

Change in net assets from capital transactions	$218,693,644	$363,609,895

SHARE TRANSACTIONS:
Class I Shares
Issued	235,295	323,704
Reinvested	3,898	5,941
Redeemed	(98,337)	(130,306)

Total Class I Shares	140,856	199,339

Class II Shares
Issued	24,071,556	44,896,517
Reinvested	491,704	662,945
Redeemed	(808,978)	(1,025,378)

Total Class II Shares	23,754,282	44,534,084

Total change in shares	23,895,138	44,733,423

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Capital Appreciation Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized
			and											Ratio of
			Unrealized										Ratio of Net	Expenses
	Net Asset		Gains									Ratio of	Investment	(Prior to
	Value,	Net	(Losses)	Total	Net	Net	Return		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	from	Investment	Realized	of	Total	Value, End	Total	at End	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	of Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.09	0.06	(0.50)	(0.44)	(0.06)	–	–	(0.06)	$8.59	(4.88%)	$5,256,020	0.28%	1.28%	0.28%	0.90%
Year Ended December 31, 2009 (e)	$7.43	0.13	1.66	1.79	(0.13)	–	–	(0.13)	$9.09	24.25%	$4,277,333	0.30%	1.59%	0.30%	9.53%
Period Ended December 31, 2008 (e) (f)	$10.00	0.10	(2.47)	(2.37)	(0.13)	(0.07)	–	(0.20)	$7.43	(23.81%)	$2,016,215	0.27%	1.53%	0.34%	14.19%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.09	0.05	(0.49)	(0.44)	(0.06)	–	–	(0.06)	$8.59	(4.92%)	$719,327,927	0.37%	1.19%	0.53%	0.90%
Year Ended December 31, 2009 (e)	$7.43	0.13	1.65	1.78	(0.12)	–	–	(0.12)	$9.09	24.16%	$544,708,502	0.38%	1.55%	0.54%	9.53%
Period Ended December 31, 2008 (e) (f)	$10.00	0.10	(2.47)	(2.37)	(0.13)	(0.07)	–	(0.20)	$7.43	(23.84%)	$114,509,407	0.39%	1.95%	0.59%	14.19%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Capital Appreciation Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

2010 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$724,843,887	$—	$—	$724,843,887

Total	$724,843,887	$—	$—	$724,843,887

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the

12 Semiannual Report 2010

accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, and certain other expenses) from exceeding 0.25% for the Fund’s Class I and Class II shares until April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

For the Period Ended	Fiscal Year	Six Months Ended
December 31, 2008 (a)	2009 Amount	June 30, 2010	Total

$19,741	$—	$—	$19,741

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

14 Semiannual Report 2010

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes. Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2010, NFS received $161,596 in Administrative Servicing fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $1,368.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2011. During the six months ended June 30, 2010, the waiver of such distribution fees by NFD amounted to $513,092.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Investment in Affiliate Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/Loss	2010

NVIT Core Bond Fund, Class Y	$55,126,097	$22,753,954	$580,440	$710,496	$183,928	$80,018,734

NVIT Core Plus Bond Fund, Class Y	55,233,577	23,533,485	580,440	1,233,807	469,866	80,038,185

NVIT Money Market Fund, Class Y	16,570,228	6,566,346	174,132	—	—	22,962,442

NVIT Multi-Manager International Growth Fund, Class Y	55,234,093	22,037,052	580,440	149,231	(92,893)	70,379,947

NVIT Multi-Manager International Value Fund, Class Y	54,955,526	22,021,189	580,440	133,368	(111,564)	64,567,055

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/Loss	2010

NVIT Multi-Manager Large Cap Growth Fund, Class Y	87,570,755	35,921,318	928,705	900,803	(206,021)	110,186,212

NVIT Multi-Manager Large Cap Value Fund, Class Y	87,434,443	36,204,398	928,705	1,183,883	(116,106)	111,144,079

NVIT Multi-Manager Mid Cap Growth Fund, Class Y	35,606,514	14,227,084	377,286	—	(104,852)	47,516,509

NVIT Multi-Manager Mid Cap Value Fund, Class Y	35,552,931	14,460,099	377,286	233,015	(41,943)	47,097,056

NVIT Multi-Manager Small Cap Growth Fund, Class Y	10,897,153	4,377,564	116,088	—	(20,098)	14,487,540

NVIT Multi-Manager Small Cap Value Fund, Class Y	10,890,080	4,435,945	116,088	58,380	(15,988)	14,715,707

NVIT Multi-Manager Small Company Fund, Class Y	5,451,975	2,202,614	58,044	13,832	(23,784)	7,268,778

NVIT Short-Term Bond Fund, Class Y	38,663,675	15,777,963	406,308	456,488	14,399	54,461,643

Amounts designated as “—” are zero or have been rounded to zero.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $224,519,011 and sales of $5,804,402 (excluding short-term securities).

16 Semiannual Report 2010

7. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$724,511,565	$9,816,448	$(9,484,126)	$332,322

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 17

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

18 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Cardinal Capital Appreciation Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. The Trustees noted that the Fund is a Fund of Funds that invests in other underlying funds. With respect to performance, the Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2009 was in the second quintile of its Peer Group. The Trustees also noted that the Fund’s performance for Class II shares for the one-year period was below the Fund’s composite benchmark, which is a 50%/20%/30% blend of the Russell 3000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index. In light of the Fund’s relatively short performance history, the Trustees took into consideration NFA’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of NFA.

Turning to expenses, the Trustees noted that the Fund’s actual advisory fee for Class II shares was in the fifth quintile of its Peer Universe, and that the Fund’s total expenses were in the fourth quintile of its Peer Group. The Trustees noted that the Fund’s total expenses were only 16 basis points above the Peer Group median. The Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees then noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees also noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 19

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

20 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 23

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NVIT Cardinalsm Conservative Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information

20	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-CON (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Cardinal Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Cardinal			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Conservative Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a,b]	01/01/10 - 06/30/10[a,b]

Class I Shares	Actual		1,000.00	1,010.00	1.45	0.29
	Hypothetical	[c]	1,000.00	1,023.36	1.45	0.29

Class II Shares	Actual		1,000.00	1,009.50	1.89	0.38
	Hypothetical	[c]	1,000.00	1,022.91	1.91	0.38

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2010

Portfolio Summary	NVIT Cardinal Conservative Fund
June 30, 2010 (Unaudited)

Asset Allocation

Fixed Income Funds	71.9%
Equity Funds	18.2%
Money Market Fund	9.9%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †

NVIT Short-Term Bond Fund, Class Y	30.3%
NVIT Core Plus Bond Fund, Class Y	20.8%
NVIT Core Bond Fund, Class Y	20.8%
NVIT Money Market Fund, Class Y	9.9%
NVIT Multi-Manager Large Cap Value Fund, Class Y	4.5%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	4.5%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	2.4%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	2.4%
NVIT Multi-Manager International Growth Fund, Class Y	2.3%
NVIT Multi-Manager International Value Fund, Class Y	2.1%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Cardinal Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 18.2%
NVIT Multi-Manager International Growth Fund, Class Y (a)	809,663	$6,380,145
NVIT Multi-Manager International Value Fund, Class Y (a)	717,486	5,861,858
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	1,596,441	12,484,170
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	1,657,400	12,596,240
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	813,190	6,635,633
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	751,338	6,566,692

Total Equity Funds (cost $48,351,145)		50,524,738

Fixed Income Funds 71.9%
NVIT Core Bond Fund, Class Y (a)	5,420,312	57,672,125
NVIT Core Plus Bond Fund, Class Y (a)	5,186,003	57,720,210
NVIT Short-Term Bond Fund, Class Y (a)	8,104,335	84,122,995

Total Fixed Income Funds (cost $192,569,972)		199,515,330

Money Market Fund 9.9%
NVIT Money Market Fund, Class Y, 0.00% (a) (b)	27,588,463	27,588,463

Total Money Market Fund (cost $27,588,463)		27,588,463

Total Mutual Funds (cost $268,509,580)		277,628,531

Total Investments (cost $268,509,580) (c) — 100.0%		277,628,531

Liabilities in excess of other assets — 0.0%		(109,316)

NET ASSETS — 100.0%		$277,519,215

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Cardinal
Conservative Fund

Assets:
Investments in affiliates, at value (cost $268,509,580)	$277,628,531
Receivable for capital shares issued	3,063,229
Prepaid expenses and other assets	2,447

Total Assets	280,694,207

Liabilities:
Payable for investments purchased	3,061,700
Payable for capital shares redeemed	1,529
Accrued expenses and other payables:
Investment advisory fees	44,555
Fund administration fees	8,560
Distribution fees	19,915
Administrative servicing fees	10,525
Accounting and transfer agent fees	1,828
Custodian fees	259
Compliance program costs (Note 3)	1,161
Professional fees	8,501
Printing fees	9,931
Other	6,528

Total Liabilities	3,174,992

Net Assets	$277,519,215

Represented by:
Capital	$267,514,263
Accumulated net investment loss	(406,629)
Accumulated net realized gains from investment transactions with affiliates	1,292,630
Net unrealized appreciation/(depreciation) from investments in affiliates	9,118,951

Net Assets	$277,519,215

Net Assets:
Class I Shares	$1,825,253
Class II Shares	275,693,962

Total	$277,519,215

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	182,787
Class II Shares	27,604,777

Total	27,787,564

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.99
Class II Shares	$9.99

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Cardinal
Conservative Fund

INVESTMENT INCOME:
Dividend income from affiliates	$2,408,146

Total Income	2,408,146

EXPENSES:
Investment advisory fees	237,192
Fund administration fees	17,078
Distribution fees Class II Shares	294,361
Administrative servicing fees Class I Shares	425
Administrative servicing fees Class II Shares	58,874
Professional fees	12,780
Printing fees	6,126
Trustee fees	4,147
Custodian fees	1,690
Accounting and transfer agent fees	1,914
Compliance program costs (Note 3)	434
Other	5,489

Total expenses before earnings credits and expenses waived	640,510
Distribution fees voluntarily waived — Class II (Note 3)	(188,393)
Earnings credit (Note 5)	(1)

Net Expenses	452,116

NET INVESTMENT INCOME	1,956,030

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	406,660
Net realized gains from investment transactions with affiliates	877,463

Net realized gains from investment transactions with affiliates	1,284,123

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(1,550,819)

Net realized/unrealized losses from affiliated investments	(266,696)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,689,334

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Cardinal Conservative Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$1,956,030	$2,937,631
Net realized gains from investment transactions with affiliates	1,284,123	1,937,144
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(1,550,819)	12,675,774

Change in net assets resulting from operations	1,689,334	17,550,549

Distributions to Shareholders From:
Net investment income:
Class I	(17,185)	(35,176)
Class II	(2,345,474)	(3,947,006)
Net realized gains:
Class I	(13,506)	(2,537)
Class II	(1,990,134)	(363,475)

Change in net assets from shareholder distributions	(4,366,299)	(4,348,194)

Change in net assets from capital transactions	77,321,203	138,077,152

Change in net assets	74,644,238	151,279,507

Net Assets:
Beginning of period	202,874,977	51,595,470

End of period	$277,519,215	$202,874,977

Accumulated undistributed net investment loss at end of period	$(406,629)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$748,585	$1,209,425
Dividends reinvested	30,691	37,713
Cost of shares redeemed	(314,866)	(1,368,482)

Total Class I	464,410	(121,344)

Class II Shares
Proceeds from shares issued	82,472,293	159,704,370
Dividends reinvested	4,335,608	4,310,481
Cost of shares redeemed	(9,951,108)	(25,816,355)

Total Class II	76,856,793	138,198,496

Change in net assets from capital transactions	$77,321,203	$138,077,152

SHARE TRANSACTIONS:
Class I Shares
Issued	73,634	131,196
Reinvested	3,040	3,843
Redeemed	(30,990)	(147,224)

Total Class I Shares	45,684	(12,185)

Class II Shares
Issued	8,127,041	16,674,008
Reinvested	429,137	433,374
Redeemed	(974,444)	(2,588,420)

Total Class II Shares	7,581,734	14,518,962

Total change in shares	7,627,418	14,506,777

Amount designed as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Conservative Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$10.06	0.10	–	0.10	(0.10)	(0.07)	–	(0.17)	$9.99	1.00%	$1,825,253	0.29%	2.02%	0.29%	3.72%
Year Ended December 31, 2009 (e)	$9.12	0.20	1.00	1.20	(0.24)	(0.02)	–	(0.26)	$10.06	13.22%	$1,379,456	0.31%	2.04%	0.31%	23.61%
Period Ended December 31, 2008 (f)	$10.00	0.15	(0.85)	(0.70)	(0.16)	(0.02)	–	(0.18)	$9.12	(7.11%)	$1,362,171	0.29%	2.15%	0.40%	24.30%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$10.06	0.10	(0.01)	0.09	(0.09)	(0.07)	–	(0.16)	$9.99	0.95%	$275,693,962	0.38%	1.99%	0.54%	3.72%
Year Ended December 31, 2009 (e)	$9.13	0.22	0.96	1.18	(0.23)	(0.02)	–	(0.25)	$10.06	13.02%	$201,495,521	0.39%	2.28%	0.55%	23.61%
Period Ended December 31, 2008 (f)	$10.00	0.14	(0.84)	(0.70)	(0.15)	(0.02)	–	(0.17)	$9.13	(7.04%)	$50,233,299	0.42%	3.52%	0.66%	24.30%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Conservative Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

2010 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$277,628,531	$—	$—	$277,628,531

Total	$277,628,531	$—	$—	$277,628,531

Amounts designated as “—” are zero or have been rounded to zero.

*  See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

12 Semiannual Report 2010

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, and certain other expenses) from exceeding 0.28% for the Fund’s Class I and Class II shares until April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

For the Period Ended	Fiscal Year	Six Months Ended
December 31, 2008 (a)	2009 Amount	June 30, 2010	Total

$13,347	$—	$—	$13,347

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period-ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average

14 Semiannual Report 2010

daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes. Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2010, NFS received $59,299 in Administrative Servicing fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $434.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2011. During the six months ended June 30, 2010, the waiver of such distribution fees by NFD amounted to $188,393.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

4. Investment in Affiliate Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/(Loss)	2010

NVIT Core Bond Fund, Class Y	$40,591,883	$16,908,662	$1,777,911	$513,680	$215,100	$57,672,125

NVIT Core Plus Bond Fund, Class Y	40,671,262	17,473,069	1,777,911	894,388	501,484	57,720,210

NVIT Money Market Fund, Class Y	20,335,668	8,141,751	888,955	—	—	27,588,463

NVIT Multi-Manager International Growth Fund, Class Y	5,083,917	2,048,868	222,238	13,431	59,740	6,380,145

NVIT Multi-Manager International Value Fund, Class Y	5,058,205	2,047,450	222,239	12,013	61,743	5,861,858

NVIT Multi-Manager Large Cap Growth Fund, Class Y	10,075,293	4,170,947	444,478	100,072	114,277	12,484,170

NVIT Multi-Manager Large Cap Value Fund, Class Y	10,059,545	4,203,303	444,478	132,428	113,012	12,596,240

NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5,042,003	2,035,439	222,239	—	62,996	6,635,633

NVIT Multi-Manager Mid Cap Value Fund, Class Y	5,034,407	2,068,053	222,238	32,615	63,504	6,566,692

NVIT Short-Term Bond Fund, Class Y	61,006,945	25,134,770	2,666,866	709,519	92,267	84,122,995

Amounts designated as “—” are zero or have been rounded to zero.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

16 Semiannual Report 2010

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $84,232,312 and sales of $8,889,553 (excluding short-term securities).

7. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$270,220,998	$7,561,503	$(153,970)	$7,407,533

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 17

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft

18 Semiannual Report 2010

dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Cardinal Conservative Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. The Trustees noted that the Fund is a Fund of Funds that invests in other underlying funds. Turning to performance, the Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2009 was in the first quintile of its Peer Group. The Trustees also noted that the Fund’s performance for Class II shares for the one-year period was below the Fund’s composite benchmark, which is a 15%/5%/80% blend of the Russell 3000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index. In light of the Fund’s relatively short performance history, the Trustees took into consideration NFA’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of NFA.

The Trustees then noted that the Fund’s actual advisory fee for Class II shares was in the fifth quintile of its Peer Universe, and that the Fund’s total expenses were in the fifth quintile of its Peer Group. The Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees noted that the Fund’s total expenses were only four basis points above the median. The Trustees then noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees also noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 19

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

20 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 23

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NVIT Cardinalsm Moderate Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MOD (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Cardinal Moderate Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Cardinal Moderate Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class I Shares	Actual		1,000.00	964.20	1.36	0.28
	Hypothetical	[c]	1,000.00	1,023.41	1.40	0.28

Class II Shares	Actual		1,000.00	963.70	1.80	0.37
	Hypothetical	[c]	1,000.00	1,022.96	1.86	0.37

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2010

Portfolio Summary	NVIT Cardinal Moderate Fund
June 30, 2010 (Unaudited)

Asset Allocation

Equity Funds	56.9%
Fixed Income Funds	37.9%
Money Market Fund	5.2%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †

NVIT Multi-Manager Large Cap Value Fund, Class Y	14.2%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	14.1%
NVIT Core Plus Bond Fund, Class Y	13.7%
NVIT Core Bond Fund, Class Y	13.6%
NVIT Short-Term Bond Fund, Class Y	10.6%
NVIT Multi-Manager International Growth Fund, Class Y	7.2%
NVIT Multi-Manager International Value Fund, Class Y	6.6%
NVIT Money Market Fund, Class Y	5.2%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	5.0%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.9%
NVIT Multi-Manager Small Cap Value Fund	4.9%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Cardinal Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 56.9%
NVIT Multi-Manager International Growth Fund, Class Y (a)	6,507,367	$51,278,050
NVIT Multi-Manager International Value Fund, Class Y (a)	5,757,278	47,036,959
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	12,837,817	100,391,727
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	13,317,557	101,213,430
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	4,353,080	35,521,134
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	4,026,904	35,195,140
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	1,183,040	14,078,181
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,749,619	14,294,385
NVIT Multi-Manager Small Company Fund, Class Y (a)	505,493	7,061,740

Total Equity Funds (cost $399,134,483)		406,070,746

Fixed Income Funds 37.9%
NVIT Core Bond Fund, Class Y (a)	9,132,736	97,172,311
NVIT Core Plus Bond Fund, Class Y (a)	8,732,313	97,190,649
NVIT Short-Term Bond Fund, Class Y (a)	7,282,432	75,591,647

Total Fixed Income Funds (cost $259,623,509)		269,954,607

Money Market Fund 5.2%
NVIT Money Market Fund, Class Y, 0.00% (a) (b)	37,186,331	37,186,331

Total Money Market Fund (cost $37,186,331)		37,186,331

Total Mutual Funds (cost $695,944,323)		713,211,684

Total Investments (cost $695,944,323) (c) — 100.0%		713,211,684

Liabilities in excess of other assets — 0.0%		(254,923)

NET ASSETS — 100.0%		$712,956,761

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Cardinal
Moderate Fund

Assets:
Investments in affiliates, at value (cost $695,944,323)	$713,211,684
Receivable for capital shares issued	2,150,307
Prepaid expenses and other assets	7,437

Total Assets	715,369,428

Liabilities:
Payable for investments purchased	2,149,343
Payable for capital shares redeemed	965
Accrued expenses and other payables:
Investment advisory fees	116,754
Fund administration fees	16,857
Distribution fees	51,737
Administrative servicing fees	27,448
Accounting and transfer agent fees	3,382
Custodian fees	1,024
Compliance program costs (Note 3)	3,240
Professional fees	12,416
Printing fees	11,641
Other	17,860

Total Liabilities	2,412,667

Net Assets	$712,956,761

Represented by:
Capital	$695,735,247
Accumulated net investment loss	(684,971)
Accumulated net realized gains from investment transactions with affiliates	639,124
Net unrealized appreciation/(depreciation) from investments in affiliates	17,267,361

Net Assets	$712,956,761

Net Assets:
Class I Shares	$10,755,985
Class II Shares	702,200,776

Total	$712,956,761

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	1,204,795
Class II Shares	78,714,820

Total	79,919,615

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.93
Class II Shares	$8.92

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Cardinal
Moderate Fund

INVESTMENT INCOME:
Dividend income from affiliates	$5,353,800

Total Income	5,353,800

EXPENSES:
Investment advisory fees	627,730
Fund administration fees	33,705
Distribution fees Class II Shares	772,950
Administrative servicing fees Class I Shares	2,341
Administrative servicing fees Class II Shares	154,595
Professional fees	27,691
Printing fees	6,911
Trustee fees	11,063
Custodian fees	9,675
Accounting and transfer agent fees	4,149
Compliance program costs (Note 3)	1,327
Other	12,871

Total expenses before waived expenses	1,665,008
Distribution fees voluntarily waived — Class II (Note 3)	(494,694)

Net Expenses	1,170,314

NET INVESTMENT INCOME	4,183,486

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	689,293
Net realized losses from investment transactions with affiliates	(116,979)

Net realized gains from investment transactions with affiliates	572,314

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(33,732,131)

Net realized/unrealized losses from affiliated investments	(33,159,817)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(28,976,331)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Cardinal Moderate Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$4,183,486	$4,933,590
Net realized gains/(losses) from investment transactions with affiliates	572,314	(6,646,556)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(33,732,131)	69,391,309

Change in net assets resulting from operations	(28,976,331)	67,678,343

Distributions to Shareholders From:
Net investment income:
Class I	(78,374)	(99,983)
Class II	(4,790,083)	(6,328,668)
Net realized gains:
Class I	–	(351)
Class II	–	(23,809)
Return of capital:
Class I	–	(491)
Class II	–	(31,182)

Change in net assets from shareholder distributions	(4,868,457)	(6,484,484)

Change in net assets from capital transactions	225,743,468	345,981,770

Change in net assets	191,898,680	407,175,629

Net Assets:
Beginning of period	521,058,081	113,882,452

End of period	$712,956,761	$521,058,081

Accumulated undistributed net investment loss at end of period	$(684,971)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$4,331,163	$5,720,045
Dividends reinvested	78,374	100,825
Cost of shares redeemed	(786,897)	(2,052,967)

Total Class I	3,622,640	3,767,903

Class II Shares
Proceeds from shares issued	220,708,882	342,016,357
Dividends reinvested	4,790,083	6,383,659
Cost of shares redeemed	(3,378,137)	(6,186,149)

Total Class II	222,120,828	342,213,867

Change in net assets from capital transactions	$225,743,468	$345,981,770

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Cardinal Moderate Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
SHARE TRANSACTIONS:
Class I Shares
Issued	457,477	673,722
Reinvested	8,415	11,306
Redeemed	(83,358)	(250,583)

Total Class I Shares	382,534	434,445

Class II Shares
Issued	23,470,093	40,859,493
Reinvested	515,049	712,716
Redeemed	(364,356)	(735,594)

Total Class II Shares	23,620,786	40,836,615

Total change in shares	24,003,320	41,271,060

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Moderate Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	of Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.33	0.07	(0.40)	(0.33)	(0.07)	–	–	(0.07)	$8.93	(3.58%)	$10,755,985	0.28%	1.47%	0.28%	0.23%
Year Ended December 31, 2009 (e)	$7.78	0.14	1.56	1.70	(0.15)	–	–	(0.15)	$9.33	22.01%	$7,668,257	0.29%	1.70%	0.29%	9.32%
Period Ended December 31, 2008 (e) (f)	$10.00	0.11	(2.15)	(2.04)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.45%)	$3,018,008	0.27%	2.08%	0.36%	13.37%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.32	0.06	(0.40)	(0.34)	(0.06)	–	–	(0.06)	$8.92	(3.63%)	$702,200,776	0.37%	1.33%	0.53%	0.23%
Year Ended December 31, 2009 (e)	$7.78	0.15	1.53	1.68	(0.14)	–	–	(0.14)	$9.32	21.95%	$513,389,824	0.38%	1.70%	0.54%	9.32%
Period Ended December 31, 2008 (e) (f)	$10.00	0.11	(2.16)	(2.05)	(0.13)	(0.05)	–	(0.18)	$7.78	(20.48%)	$110,864,444	0.39%	2.28%	0.59%	13.37%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderate Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

12 Semiannual Report 2010

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$713,211,684	$—	$—	$713,211,684

Total	$713,211,684	$—	$—	$713,211,684

Amounts designated as “—” are zero or have been rounded to zero.

*  See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

14 Semiannual Report 2010

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, and certain other expenses) from exceeding 0.25% for the Fund’s Class I and Class II shares until April 30, 2011. The Expense Limitation Agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Fiscal Year	Six Months Ended
2008 Amount (a)	2009 Amount	June 30, 2010	Total

$19,862	$—	$—	$19,862

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes. Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2010, NFS received $156,936 in Administrative Servicing fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $1,327.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2011. During the six months ended June 30, 2010, the waiver of such distribution fees by NFD amounted to $494,694.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Investment in Affiliate Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/Loss	2010

NVIT Core Bond Fund, Class Y	$65,367,493	$28,698,715	$(177,357)	$862,019	$200,877	$97,172,311

NVIT Core Plus Bond Fund, Class Y	65,495,152	29,644,339	(177,357)	1,496,449	520,452	97,190,649

NVIT Money Market Fund, Class Y	26,198,216	11,059,058	(70,943)	—	—	37,186,331

16 Semiannual Report 2010

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/Loss	2010

NVIT Multi-Manager International Growth Fund, Class Y	$39,297,324	$16,697,321	$(106,414)	$108,733	$(20,785)	$51,278,050

NVIT Multi-Manager International Value Fund, Class Y	39,098,819	16,685,747	(106,414)	97,159	(16,642)	47,036,959

NVIT Multi-Manager Large Cap Growth Fund, Class Y	77,879,377	34,004,863	(212,829)	827,687	(51,733)	100,391,727

NVIT Multi-Manager Large Cap Value Fund, Class Y	77,757,883	34,262,216	(212,829)	1,085,040	(28,681)	101,213,430

NVIT Multi-Manager Mid Cap Growth Fund, Class Y	25,982,300	11,059,059	(70,943)	—	(18,008)	35,521,134

NVIT Multi-Manager Mid Cap Value Fund, Class Y	25,943,167	11,232,998	(70,943)	173,939	(8,677)	35,195,140

NVIT Multi-Manager Small Cap Growth Fund, Class Y	10,337,161	4,423,623	(28,377)	—	(5,193)	14,078,181

NVIT Multi-Manager Small Cap Value Fund, Class Y	10,330,430	4,480,198	(28,377)	56,575	(4,138)	14,294,385

NVIT Multi-Manager Small Company Fund, Class Y	5,171,796	2,225,237	(14,189)	13,426	(1,307)	7,061,740

NVIT Short Term Bond Fund, Class Y	52,396,269	22,750,891	(141,886)	632,773	6,149	75,591,647

Amounts designated as “—” are zero or have been rounded to zero.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $227,224,265 and sales of $1,418,858 (excluding short-term securities).

7. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$704,450,023	$12,965,625	$(4,203,964)	$8,761,661

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

18 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 19

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Cardinal Moderate Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. The Trustees noted that the Fund is a Fund of Funds that invests in other underlying funds. The Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2009 was in the third quintile and equal to the median of its Peer Group. The Trustees also noted that the Fund’s performance for Class II shares for the one-year period was below the Fund’s composite benchmark, which is a 45%/15%/40% blend of the Russell 3000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index. The Trustees noted that the Fund’s recent performance had improved, and that it had exceeded its benchmark by 57 basis points for the one-year period ended November 30, 2009. The Trustees noted that the Fund’s relatively short performance history may not be a reliable indicator of the Fund’s performance over longer periods. As was the case upon initial approval of NFA, the Trustees took into consideration NFA’s performance and services over longer periods regarding the management of comparable accounts.

The Trustees then noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class II shares were in the fourth quintile of its Peer Group. The Trustees noted that the Fund’s total expenses were only 13 basis points above the Peer Group median. The Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees then noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees also noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2010

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NVIT Cardinalsm Moderately Aggressive Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MAG (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and Chief Executive Officer
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Cardinal Moderately Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Cardinal Moderately Aggressive Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class I Shares	Actual		1,000.00	939.00	1.44	0.30
	Hypothetical	[c]	1,000.00	1,023.31	1.51	0.30

Class II Shares	Actual		1,000.00	938.50	1.87	0.39
	Hypothetical	[c]	1,000.00	1,022.86	1.96	0.39

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2010

Portfolio Summary	NVIT Cardinal Moderately Aggressive Fund
June 30, 2010 (Unaudited)

Asset Allocation

Equity Funds	77.6%
Fixed Income Funds	22.4%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †

NVIT Multi-Manager Large Cap Value Fund, Class Y	17.0%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	16.8%
NVIT Multi-Manager International Growth Fund, Class Y	12.2%
NVIT Multi-Manager International Value Fund, Class Y	11.1%
NVIT Core Plus Bond Fund, Class Y	8.5%
NVIT Core Bond Fund, Class Y	8.4%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	7.7%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	7.6%
NVIT Short-Term Bond Fund, Class Y	5.5%
NVIT Multi-Manager Small Cap Value Fund, Class Y	2.1%
Other Holdings	3.1%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Cardinal Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 77.6%
NVIT Multi-Manager International Growth Fund, Class Y (a)	2,970,301	$23,405,971
NVIT Multi-Manager International Value Fund, Class Y (a)	2,601,329	21,252,857
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	4,122,180	32,235,447
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	4,297,824	32,663,465
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	1,814,520	14,806,481
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,675,775	14,646,279
NVIT Multi-Manager Small Cap Growth Fund, Class Y (a)	328,067	3,903,995
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	488,930	3,994,561
NVIT Multi-Manager Small Company Fund, Class Y (a)	140,438	1,961,920

Total Equity Funds (cost $136,675,970)		148,870,976

Fixed Income Funds 22.4%
NVIT Core Bond Fund, Class Y (a)	1,523,810	16,213,340
NVIT Core Plus Bond Fund, Class Y (a)	1,458,808	16,236,533
NVIT Short-Term Bond Fund, Class Y (a)	1,008,408	10,467,271

Total Fixed Income Funds (cost $39,902,986)		42,917,144

Total Mutual Funds (cost $176,578,956)		191,788,120

Total Investments (cost $176,578,956) (b) — 100.0%		191,788,120

Liabilities in excess of other assets — 0.0%		(86,710)

NET ASSETS — 100.0%		$191,701,410

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Cardinal
Moderately
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $176,578,956)	$191,788,120
Receivable for investments sold	128,331
Receivable for capital shares issued	16,185
Prepaid expenses and other assets	1,964

Total Assets	191,934,600

Liabilities:
Payable for capital shares redeemed	144,516
Accrued expenses and other payables:
Investment advisory fees	32,664
Fund administration fees	7,202
Distribution fees	13,416
Administrative servicing fees	7,990
Accounting and transfer agent fees	1,692
Trustee fees	10
Custodian fees	1,108
Compliance program costs (Note 3)	1,057
Professional fees	8,944
Printing fees	10,408
Other	4,183

Total Liabilities	233,190

Net Assets	$191,701,410

Represented by:
Capital	$177,400,855
Accumulated net investment loss	(113,520)
Accumulated net realized losses from investment transactions with affiliates	(795,089)
Net unrealized appreciation/(depreciation) from investments in affiliates	15,209,164

Net Assets	$191,701,410

Net Assets:
Class I Shares	$17,117,100
Class II Shares	174,584,310

Total	$191,701,410

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	2,074,556
Class II Shares	21,166,022

Total	23,240,578

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.25
Class II Shares	$8.25

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Cardinal
Moderately
Aggressive Fund

INVESTMENT INCOME:
Dividend income from affiliates	$1,422,426

Total Income	1,422,426

EXPENSES:
Investment advisory fees	203,537
Fund administration fees	14,730
Distribution fees Class II Shares	234,818
Administrative servicing fees Class I Shares	3,920
Administrative servicing fees Class II Shares	46,965
Professional fees	12,909
Printing fees	6,226
Trustee fees	3,668
Custodian fees	3,839
Accounting and transfer agent fees	1,731
Compliance program costs (Note 3)	378
Other	5,452

Total expenses before earnings credit and expenses waived and reimbursed	538,173
Distribution fees voluntarily waived — Class II (Note 3)	(150,285)
Earnings credit (Note 5)	(1)
Expenses reimbursed by adviser (Note 3)	(7)

Net Expenses	387,880

NET INVESTMENT INCOME	1,034,546

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	117,305
Net realized losses from investment transactions with affiliates	(981,895)

Net realized losses from investment transactions with affiliates	(864,590)

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(12,889,902)

Net realized/unrealized losses from affiliated investments	(13,754,492)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,719,946)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Cardinal Moderately
	Aggressive Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$1,034,546	$2,021,560
Net realized losses from investment transactions with affiliates	(864,590)	(9,440,671)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(12,889,902)	52,787,175

Change in net assets resulting from operations	(12,719,946)	45,368,064

Distributions to Shareholders From:
Net investment income:
Class I	(107,196)	(137,402)
Class II	(1,040,870)	(2,213,638)
Net realized gains:
Class I	–	(4,904)
Class II	–	(69,629)
Return of capital:
Class I	–	(2,638)
Class II	–	(43,928)

Change in net assets from shareholder distributions	(1,148,066)	(2,472,139)

Change in net assets from capital transactions	3,257,492	56,473,642

Change in net assets	(10,610,520)	99,369,567

Net Assets:
Beginning of period	202,311,930	102,942,363

End of period	$191,701,410	$202,311,930

Accumulated undistributed net investment income (loss) at end of period	$(113,520)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$6,267,636	$8,609,971
Dividends reinvested	107,196	144,944
Cost of shares redeemed	(1,280,967)	(2,334,072)

Total Class I	5,093,865	6,420,843

Class II Shares
Proceeds from shares issued	6,204,558	60,786,274
Dividends reinvested	1,040,870	2,327,195
Cost of shares redeemed	(9,081,801)	(13,060,670)

Total Class II	(1,836,373)	50,052,799

Change in net assets from capital transactions	$3,257,492	$56,473,642

SHARE TRANSACTIONS:
Class I Shares
Issued	703,241	1,108,275
Reinvested	12,310	17,615
Redeemed	(146,607)	(315,982)

Total Class I Shares	568,944	809,908

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Cardinal Moderately
	Aggressive Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS: (continued)
Class II Shares
Issued	691,203	8,928,186
Reinvested	119,517	288,478
Redeemed	(1,034,169)	(1,665,706)

Total Class II Shares	(223,449)	7,550,958

Total change in shares	345,495	8,360,866

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Moderately Aggressive Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net	Return		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.84	0.05	(0.59)	(0.54)	(0.05)	–	–	(0.05)	$8.25	(6.10%)	$17,117,100	0.30%	1.19%	0.30%	4.10%
Year Ended December 31, 2009 (e)	$7.08	0.11	1.76	1.87	(0.11)	–	–	(0.11)	$8.84	26.69%	$13,307,323	0.30%	1.44%	0.30%	15.09%
Period Ended December 31, 2008 (f)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	–	(0.21)	$7.08	(27.24%)	$4,927,688	0.28%	1.52%	0.36%	13.38%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.84	0.04	(0.58)	(0.54)	(0.05)	–	–	(0.05)	$8.25	(6.15%)	$174,584,310	0.39%	1.00%	0.55%	4.10%
Year Ended December 31, 2009 (e)	$7.08	0.09	1.78	1.87	(0.11)	–	–	(0.11)	$8.84	26.58%	$189,004,607	0.38%	1.23%	0.54%	15.09%
Period Ended December 31, 2008 (f)	$10.00	0.10	(2.81)	(2.71)	(0.13)	(0.08)	–	(0.21)	$7.08	(27.26%)	$98,014,675	0.39%	1.68%	0.60%	13.38%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

12 Semiannual Report 2010

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$191,788,120	$—	$—	$191,788,120

Total	$191,788,120	$—	$—	$191,788,120

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

14 Semiannual Report 2010

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, and certain other expenses) from exceeding 0.25% for the Fund’s Class I and Class II shares until April 30, 2011. The Expense Limitation Agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

For the Period Ended	Fiscal Year	Six Months Ended
December 31, 2008 (a)	2009 Amount	June 30, 2010	Total

$19,616	$—	$7	$19,623

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes. Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2010, NFS received $50,885 in Administrative Servicing fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $378.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2011. During the six months ended June 30, 2010, the waiver of such distribution fees by NFD amounted to $150,285.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Investment in Affiliate Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/Loss	2010

NVIT Core Bond Fund	$15,245,421	$940,405	$623,098	$155,598	$72,160	$16,213,340

NVIT Core Plus Bond Fund	15,275,261	1,111,929	623,098	274,107	159,309	16,236,533

NVIT Multi-Manager International Growth Fund	25,458,767	1,305,110	1,038,496	50,673	(160,716)	23,405,971

NVIT Multi-Manager International Value Fund	25,329,895	1,299,338	1,038,496	44,901	(364,880)	21,252,857

16 Semiannual Report 2010

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/Loss	2010

NVIT Multi-Manager Large Cap Growth Fund	35,317,770	2,055,484	1,453,894	299,273	(240,789)	32,235,447

NVIT Multi-Manager Large Cap Value Fund	35,262,499	2,154,636	1,453,895	398,424	(160,923)	32,663,465

NVIT Multi-Manager Mid Cap Growth Fund	15,149,265	752,662	623,098	—	(105,617)	14,806,481

NVIT Multi-Manager Mid Cap Value Fund	15,126,430	832,390	623,098	79,727	(24,270)	14,646,279

NVIT Multi-Manager Small Cap Growth Fund	4,018,092	200,710	166,159	—	(19,645)	3,903,995

NVIT Multi-Manager Small Cap Value Fund	4,015,463	219,471	166,159	18,761	(6,341)	3,994,561

NVIT Multi-Manager Small Company Fund	2,010,289	104,418	83,080	4,063	(28,382)	1,961,920

NVIT Short-Term Bond Fund	10,183,507	598,674	415,398	96,899	15,504	10,467,271

Amounts designated as “—” are zero or have been rounded to zero.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $11,575,227 and sales of $8,307,969 (excluding short-term securities).

7. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$185,551,199	$6,236,921	$—	$6,236,921

Amounts designated as “—” are zero or have been rounded to zero.

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2010 (as discussed above under “Bank Loans and Earnings Credits”).

18 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 19

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Cardinal Moderately Aggressive Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. The Trustees noted that the Fund is a Fund of Funds that invests in other underlying funds. The Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2009 was in the fifth quintile of its Peer Group. The Trustees also noted that the Fund’s performance for Class II shares for the one-year period was below the Fund’s composite benchmark, which is a 55%/25%/20% blend of the Russell 3000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index. The Trustees noted that the Fund’s lack of exposure to emerging markets had a negative impact on performance. The Trustees also noted that the Fund’s recent performance had improved, adding that it had exceeded its benchmark by 48 basis points for the one-year period ended November 30, 2009. The Trustee noted that the Fund’s relatively short performance history may not be a reliable indicator of the Fund’s performance over longer periods. As was the case upon initial approval of NFA, the Trustees took into consideration NFA’s performance and services over longer periods regarding the management of comparable accounts.

The Trustees noted that the Fund’s actual advisory fee for Class II shares was in the first quintile of its Peer Universe, but that the Fund’s total expenses were in the fifth quintile of its Peer Group. In this regard, the Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees then noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees also noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2010

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NVIT Cardinalsm Moderately Conservative Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information

20	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CD-MCON (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Cardinal Moderately Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Cardinal Moderately Conservative Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class I Shares	Actual		1,000.00	988.10	1.43	0.29
	Hypothetical	[c]	1,000.00	1,023.36	1.45	0.29

Class II Shares	Actual		1,000.00	986.70	1.87	0.38
	Hypothetical	[c]	1,000.00	1,022.91	1.91	0.38

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2010

Portfolio Summary	NVIT Cardinal Moderately Conservative Fund
June 30, 2010 (Unaudited)

Asset Allocation

Fixed Income Funds	54.8%
Equity Funds	37.1%
Money Market Fund	8.1%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †

NVIT Core Plus Bond Fund, Class Y	18.6%
NVIT Core Bond Fund, Class Y	18.6%
NVIT Short-Term Bond Fund, Class Y	17.6%
NVIT Multi-Manager Large Cap Value Fund, Class Y	9.2%
NVIT Multi-Manager Large Cap Growth Fund, Class Y	9.2%
NVIT Money Market Fund, Class Y	8.1%
NVIT Multi-Manager Mid Cap Growth Fund, Class Y	4.9%
NVIT Multi-Manager Mid Cap Value Fund, Class Y	4.8%
NVIT Multi-Manager International Growth Fund, Class Y	4.7%
NVIT Multi-Manager International Value Fund, Class Y	4.3%

100.0%

‡	Rounds to less than 0.1%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Cardinal Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value

Equity Funds 37.1%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,466,760	$11,558,070
NVIT Multi-Manager International Value Fund, Class Y (a)	1,296,401	10,591,598
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	2,894,753	22,636,970
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	3,005,009	22,838,067
NVIT Multi-Manager Mid Cap Growth Fund, Class Y (a)	1,474,293	12,030,233
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,363,251	11,914,808

Total Equity Funds (cost $88,636,606)		91,569,746

Fixed Income Funds 54.8%
NVIT Core Bond Fund, Class Y (a)	4,326,684	46,035,911
NVIT Core Plus Bond Fund, Class Y (a)	4,137,710	46,052,713
NVIT Short-Term Bond Fund, Class Y (a)	4,187,274	43,463,906

Total Fixed Income Funds (cost $130,304,473)		135,552,530

Money Market Fund 8.1%
NVIT Money Market Fund, Class Y, 0.00% (a) (b)	20,117,884	20,117,884

Total Money Market Fund (cost $20,117,884)		20,117,884

Total Mutual Funds (cost $239,058,963)		247,240,160

Total Investments (cost $239,058,963) (c) — 100.0%		247,240,160

Liabilities in excess of other assets — 0.0%		(97,932)

NET ASSETS — 100.0%		$247,142,228

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
Cardinal Moderately
Conservative Fund

Assets:
Investments in affiliates, at value (cost $239,058,963)	$247,240,160
Receivable for capital shares issued	1,242,458
Prepaid expenses and other assets	2,594

Total Assets	248,485,212

Liabilities:
Payable for investments purchased	1,238,727
Payable for capital shares redeemed	3,731
Accrued expenses and other payables:
Investment advisory fees	40,164
Fund administration fees	8,056
Distribution fees	17,900
Administrative servicing fees	9,420
Accounting and transfer agent fees	1,719
Custodian fees	408
Compliance program costs (Note 3)	1,115
Professional fees	6,968
Printing fees	9,921
Other	4,855

Total Liabilities	1,342,984

Net Assets	$247,142,228

Represented by:
Capital	$238,816,314
Accumulated net investment loss	(326,648)
Accumulated net realized gains from investment transactions with affiliates	471,365
Net unrealized appreciation/(depreciation) from investments in affiliates	8,181,197

Net Assets	$247,142,228

Net Assets:
Class I Shares	$2,342,209
Class II Shares	244,800,019

Total	$247,142,228

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	245,314
Class II Shares	25,635,156

Total	25,880,470

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$9.55
Class II Shares	$9.55

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Cardinal Moderately
Conservative Fund

INVESTMENT INCOME:
Dividend income from affiliates	$2,038,393

Total Income	2,038,393

EXPENSES:
Investment advisory fees	217,303
Fund administration fees	16,212
Distribution fees Class II Shares	269,050
Administrative servicing fees Class I Shares	515
Administrative servicing fees Class II Shares	53,812
Professional fees	12,155
Printing fees	6,049
Trustee fees	3,826
Custodian fees	3,401
Accounting and transfer agent fees	1,762
Compliance program costs (Note 3)	459
Other	4,973

Total expenses before waived expenses	589,517
Distribution fees voluntarily waived — Class II (Note 3)	(172,194)

Net Expenses	417,323

NET INVESTMENT INCOME	1,621,070

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	326,664
Net realized gains from investment transactions with affiliates	128,683

Net realized gains from investment transactions with affiliates	455,347

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(6,091,389)

Net realized/unrealized losses from affiliated investments	(5,636,042)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,014,972)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Cardinal Moderately Conservative Fund

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$1,621,070	$2,144,344
Net realized gains/(losses) from investment transactions with affiliates	455,347	(1,547,412)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(6,091,389)	17,990,367

Change in net assets resulting from operations	(4,014,972)	18,587,299

Distributions to Shareholders From:
Net investment income:
Class I	(19,706)	(32,132)
Class II	(1,928,012)	(2,876,173)
Net realized gains:
Class I	(417)	(996)
Class II	(43,280)	(105,780)

Change in net assets from shareholder distributions	(1,991,415)	(3,015,081)

Change in net assets from capital transactions	68,122,243	124,585,581

Change in net assets	62,115,856	140,157,799

Net Assets:
Beginning of period	185,026,372	44,868,573

End of period	$247,142,228	$185,026,372

Accumulated undistributed net investment income (loss) at end of period	$(326,648)	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$779,884	$1,165,896
Dividends reinvested	20,123	33,128
Cost of shares redeemed	(96,439)	(1,080,306)

Total Class I	703,568	118,718

Class II Shares
Proceeds from shares issued	70,026,142	126,730,960
Dividends reinvested	1,971,292	2,981,953
Cost of shares redeemed	(4,578,759)	(5,246,050)

Total Class II	67,418,675	124,466,863

Change in net assets from capital transactions	$68,122,243	$124,585,581

SHARE TRANSACTIONS:
Class I Shares
Issued	79,066	129,218
Reinvested	2,051	3,528
Redeemed	(9,789)	(126,211)

Total Class I Shares	71,328	6,535

Class II Shares
Issued	7,109,076	13,953,491
Reinvested	201,019	312,534
Redeemed	(466,871)	(601,166)

Total Class II Shares	6,843,224	13,664,859

Total change in shares	6,914,552	13,671,394

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Cardinal Moderately Conservative Fund

		Operations			Distributions						Ratios/Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	of Capital	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.75	0.09	(0.21)	(0.12)	(0.08)	–	–	(0.08)	$9.55	(1.19%)	$2,342,209	0.29%	1.92%	0.29%	0.96%
Year Ended December 31, 2009 (e)	$8.47	0.17	1.32	1.49	(0.20)	(0.01)	–	(0.21)	$9.75	17.64%	$1,697,147	0.30%	1.91%	0.31%	10.72%
Period Ended December 31, 2008 (e) (f)	$10.00	0.13	(1.49)	(1.36)	(0.14)	(0.03)	–	(0.17)	$8.47	(13.73%)	$1,419,127	0.26%	2.04%	0.41%	22.21%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.76	0.09	(0.22)	(0.13)	(0.08)	–	–	(0.08)	$9.55	(1.33%)	$244,800,019	0.38%	1.79%	0.54%	0.96%
Year Ended December 31, 2009 (e)	$8.47	0.19	1.30	1.49	(0.19)	(0.01)	–	(0.20)	$9.76	17.68%	$183,329,225	0.39%	2.08%	0.56%	10.72%
Period Ended December 31, 2008 (e) (f)	$10.00	0.12	(1.49)	(1.37)	(0.13)	(0.03)	–	(0.16)	$8.47	(13.77%)	$43,449,446	0.39%	2.97%	0.67%	22.21%
Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 28, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT CardinalSM Moderately Conservative Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

2010 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$247,240,160	$—	$—	$247,240,160

Total	$247,240,160	$—	$—	$247,240,160

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the

12 Semiannual Report 2010

accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.20%

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, and certain other expenses) from exceeding 0.25% for the Fund’s Class I and Class II shares until April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the period/year in which NFA waived or reimbursed fees or expenses to the Fund, are:

For the Period Ended	Fiscal Year	Six Months Ended
December 31, 2008 (a)	2009 Amount	June 30, 2010	Total

$18,438	$8,526	$—	$26,964

(a)	For the period March 28, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average

14 Semiannual Report 2010

daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes. Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2010, NFS received $54,327 in Administrative Servicing fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $459.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund. The Trust and NFD have entered into a written contract waiving 0.16% of these fees for Class II shares of the Fund until at least April 30, 2011. During the six months ended June 30, 2010, the waiver of such distribution fees by NFD amounted to $172,194.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Investment in Affiliate Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market Value			Dividend/		Market Value
	at December 31,	Purchases at	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	Cost	Proceeds	Income	Gain/Loss	2010

NVIT Core Bond Fund, Class Y	$32,439,924	$12,373,668	$367,421	$411,383	$110,367	$46,035,911

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

	Market Value			Dividend/		Market Value
	at December 31,	Purchases at	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	Cost	Proceeds	Income	Gain/Loss	2010

NVIT Core Plus Bond Fund, Class Y	32,502,463	12,825,255	367,421	715,472	276,927	46,052,713

NVIT Money Market Fund, Class Y	14,858,326	5,427,521	167,964	—	—	20,117,884

NVIT Multi-Manager International Growth Fund, Class Y	9,286,454	3,416,709	104,977	24,508	18,127	11,558,070

NVIT Multi-Manager International Value Fund, Class Y	9,240,149	3,414,077	104,977	21,876	27,316	10,591,598

NVIT Multi-Manager Large Cap Growth Fund, Class Y	18,406,152	6,973,883	209,954	189,481	(15,983)	22,636,970

NVIT Multi-Manager Large Cap Value Fund, Class Y	18,377,802	7,033,175	209,954	248,773	17,090	22,838,067

NVIT Multi-Manager Mid Cap Growth Fund, Class Y	9,210,937	3,392,201	104,977	—	(12,238)	12,030,233

NVIT Multi-Manager Mid Cap Value Fund, Class Y	9,197,250	3,451,635	104,977	59,434	20,659	11,914,808

NVIT Short Term Bond Fund, Class Y	31,573,880	11,900,949	356,923	367,466	13,082	43,463,906

Amounts designated as “—” are zero or have been rounded to zero.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $70,209,073 and sales of $2,099,545 (excluding short-term securities).

16 Semiannual Report 2010

7. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.  The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$241,779,746	$5,970,213	$(509,799)	$5,460,414

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied the period ended June 30, 2010 (as discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 17

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

18 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Cardinal Moderately Conservative Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. The Trustees noted that the Fund is a Fund of Funds that invests in other underlying funds. Turning to performance, the Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2009 was in the second quintile of its Peer Group. The Trustees also noted that the Fund’s performance for Class II shares for the one-year period was below the Fund’s composite benchmark, which is a 30%/10%/60% blend of the Russell 3000 Index, the MSCI EAFE Index, and the Barclays Capital U.S. Aggregate Bond Index. In light of the Fund’s relatively short performance history, the Trustees took into consideration NFA’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of NFA.

Turning to expenses, the Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class II shares were in the fourth quintile of its Peer Group, but that the Fund’s total expenses were in the third quintile and equal to the median of its Peer Group. In this regard, the Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees then noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 19

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

20 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 23

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Templeton NVIT International Value Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

21	Supplemental Information

23	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes and the Funds make the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-IV (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	Templeton NVIT International Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
Templeton NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
International Value Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class III Shares	Actual		1,000.00	871.90	4.55	0.98
	Hypothetical	[b]	1,000.00	1,019.93	4.91	0.98

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	Templeton NVIT International Value Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	93.0%
Mutual Fund	6.2%
Preferred Stock	0.5%
Other assets in excess of liabilities	0.3%

100.0%

Top Industries †

Oil, Gas & Consumable Fuels	10.2%
Commercial Banks	10.0%
Diversified Telecommunication Services	9.3%
Pharmaceuticals	7.6%
Insurance	5.6%
Semiconductors & Semiconductor Equipment	4.7%
Industrial Conglomerates	4.6%
Media	3.7%
Food Products	3.6%
Aerospace & Defense	3.2%
Other Industries	37.5%

100.0%

Top Holdings †

Invesco Liquid Assets Portfolio — Institutional Class	6.2%
Novartis AG	2.2%
Siemens AG	2.1%
Koninklijke Philips Electronics NV	2.0%
DBS Group Holdings Ltd.	2.0%
Samsung Electronics Co., Ltd.	1.9%
Bayerische Motoren Werke AG	1.9%
GlaxoSmithKline PLC	1.8%
Nestle SA	1.8%
Unilever NV	1.8%
Other Holdings	76.3%

100.0%

Top Countries †

United Kingdom	14.7%
Germany	13.0%
Switzerland	9.2%
France	9.1%
Netherlands	8.3%
United States	6.2%
Spain	4.6%
Hong Kong	3.7%
South Korea	3.3%
Singapore	3.3%
Other Countries	24.6%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 93.0%

	Shares	Market Value

AUSTRIA 0.7%
Diversified Telecommunication Services 0.7%
Telekom Austria AG	172,610	$1,919,386

BRAZIL 2.4%
Aerospace & Defense 1.0%
Empresa Brasileira de Aeronautica SA ADR-BR	134,460	2,816,937

Oil, Gas & Consumable Fuels 1.4%
Petroleo Brasileiro SA — Preference Shares ADR-BR	125,870	3,750,926

		6,567,863

CANADA 1.9%
Oil, Gas & Consumable Fuels 1.9%
Husky Energy, Inc.	103,000	2,442,084
Talisman Energy, Inc.	180,300	2,726,814

		5,168,898

CHINA 2.1%
Diversified Telecommunication Services 1.2%
China Telecom Corp., Ltd., H Shares	7,116,000	3,418,583

Electrical Equipment 0.9%
Shanghai Electric Group Co. Ltd., Class H*	5,452,239	2,418,222

		5,836,805

DENMARK 0.9%
Electrical Equipment 0.9%
Vestas Wind Systems AS*	57,190	2,380,025

FRANCE 9.1%
Auto Components 1.6%
Compagnie Generale des Etablissements Michelin, Class B	61,800	4,305,744

Diversified Telecommunication Services 1.4%
France Telecom SA	222,630	3,861,499

Electrical Equipment 0.5%
Alstom SA	28,920	1,309,421

Hotels, Restaurants & Leisure 0.5%
Accor SA*	29,980	1,387,934

Insurance 1.0%
AXA SA	182,314	2,785,228

Media 0.9%
Vivendi SA	115,860	2,354,517

Multi-Utilities 0.6%
GDF Suez	58,930	1,676,594

Oil, Gas & Consumable Fuels 1.1%
Total SA	69,290	3,093,024

Pharmaceuticals 1.5%
Sanofi-Aventis SA	67,320	4,054,502

		24,828,463

GERMANY 12.9%
Air Freight & Logistics 1.2%
Deutsche Post AG REG	231,460	3,374,718

Automobiles 1.9%
Bayerische Motoren Werke AG	107,430	5,218,580

Electric Utilities 1.3%
E.ON AG	133,520	3,590,114

Health Care Providers & Services 1.1%
Celesio AG	142,120	3,099,009

Industrial Conglomerates 2.1%
Siemens AG REG	63,550	5,683,894

Insurance 1.4%
Muenchener Rueckversicherungs AG REG	30,020	3,769,397

Pharmaceuticals 1.1%
Merck KGaA	40,300	2,946,838

Semiconductors & Semiconductor Equipment 1.1%
Infineon Technologies AG*	529,580	3,070,191

Software 1.7%
SAP AG	105,130	4,674,840

		35,427,581

HONG KONG 3.7%
Industrial Conglomerates 0.5%
Hutchison Whampoa Ltd.	240,000	1,476,976

Real Estate Management & Development 1.7%
Cheung Kong Holdings Ltd.	158,000	1,823,443
Swire Pacific Ltd., Class A	246,500	2,798,083

		4,621,526

Wireless Telecommunication Services 1.5%
China Mobile Ltd.	406,500	4,039,736

		10,138,238

INDIA 1.4%
Commercial Banks 1.4%
ICICI Bank Ltd. ADR-IN	104,940	3,792,532

IRELAND 0.7%
Construction Materials 0.7%
CRH PLC	99,620	2,052,481

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

Templeton NVIT International Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

ITALY 2.6%
Commercial Banks 1.6%
Intesa Sanpaolo SpA	776,729	$2,045,669
UniCredit SpA	1,030,763	2,280,085

		4,325,754

Oil, Gas & Consumable Fuels 1.0%
ENI SpA	147,487	2,707,282

		7,033,036

JAPAN 2.7%
Commercial Banks 0.8%
Mitsubishi UFJ Financial Group, Inc.	500,900	2,274,440

Electronic Equipment, Instruments & Components 0.7%
FUJIFILM Holdings Corp.	64,200	1,855,346

Software 1.2%
Nintendo Co., Ltd.	11,600	3,405,867

		7,535,653

NETHERLANDS 8.3%
Chemicals 0.8%
Akzo Nobel NV	39,890	2,073,281

Diversified Financial Services 1.3%
ING Groep NV CVA-NL*	488,166	3,612,680

Energy Equipment & Services 0.0%†
SBM Offshore NV	3,292	47,096

Food Products 1.8%
Unilever NV CVA-NL	179,510	4,902,277
Unilever NV NYRS-NL	60	1,639

		4,903,916

Industrial Conglomerates 2.0%
Koninklijke Philips Electronics NV	183,110	5,468,043

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, Class B ADR-NL	93,650	4,521,422

Professional Services 0.7%
Randstad Holding NV*	52,090	2,046,887

		22,673,325

NORWAY 2.7%
Diversified Telecommunication Services 1.7%
Telenor ASA	375,870	4,734,951

Oil, Gas & Consumable Fuels 1.0%
StatoilHydro ASA	137,910	2,656,812

		7,391,763

PORTUGAL 1.2%
Diversified Telecommunication Services 1.2%
Portugal Telecom SGPS SA REG	336,850	3,366,798

SINGAPORE 3.2%
Commercial Banks 2.0%
DBS Group Holdings Ltd.	563,000	5,463,852

Diversified Telecommunication Services 1.2%
Singapore Telecommunications Ltd.	1,594,000	3,446,091

		8,909,943

SOUTH KOREA 3.3%
Commercial Banks 1.0%
KB Financial Group, Inc. ADR-KR	72,775	2,757,445

Household Durables 0.4%
LG Electronics, Inc.	14,029	1,066,821

Semiconductors & Semiconductor Equipment 1.9%
Samsung Electronics Co., Ltd. GDR-KR (a) (b)	17,000	5,316,858

		9,141,124

SPAIN 4.6%
Commercial Banks 1.0%
Banco Santander SA	256,045	2,684,936

Diversified Telecommunication Services 1.7%
Telefonica SA	244,173	4,523,229

Electric Utilities 0.8%
Iberdrola SA*	393,693	2,213,412

Oil, Gas & Consumable Fuels 1.1%
Repsol YPF SA	151,975	3,066,867

		12,488,444

SWEDEN 2.5%
Communications Equipment 1.4%
Telefonaktiebolaget LM Ericsson, Class B	345,190	3,828,925

Machinery 1.1%
Atlas Copco AB, Class A	200,040	2,924,720

		6,753,645

SWITZERLAND 9.2%
Capital Markets 0.7%
UBS AG REG*	137,790	1,821,584

Food Products 1.8%
Nestle SA REG	102,110	4,923,625

Insurance 2.4%
ACE Ltd.	54,860	2,824,193
Swiss Reinsurance Co. Ltd. REG	90,750	3,728,758

		6,552,951

Pharmaceuticals 3.2%
Novartis AG REG	123,600	5,990,043
Roche Holding AG	19,970	2,748,705

		8,738,748

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

SWITZERLAND (continued)

Professional Services 1.1%
Adecco SA REG	65,570	$3,128,136

		25,165,044

TAIWAN 2.2%
Computers & Peripherals 0.5%
Compal Electronics, Inc. GDR-TW (b)	240,017	1,443,534

Semiconductors & Semiconductor Equipment 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,431,214	4,544,046

		5,987,580

UNITED KINGDOM 14.7%
Aerospace & Defense 2.2%
BAE Systems PLC	685,020	3,188,233
Rolls-Royce Group PLC*	334,590	2,792,752
Rolls-Royce Group PLC, Class C* (a)	30,113,100	44,992

		6,025,977

Airlines 0.8%
British Airways PLC*	739,690	2,149,001

Commercial Banks 2.2%
HSBC Holdings PLC	367,600	3,370,281
Standard Chartered PLC	111,180	2,707,279

		6,077,560

Insurance 0.8%
Aviva PLC	495,940	2,304,728

Media 2.8%
British Sky Broadcasting Group PLC	372,580	3,890,400
Pearson PLC	285,800	3,758,778

		7,649,178

Multiline Retail 0.7%
Marks & Spencer Group PLC	387,990	1,911,399

Oil, Gas & Consumable Fuels 1.1%
BP PLC	597,320	2,859,471

Pharmaceuticals 1.8%
GlaxoSmithKline PLC	293,410	4,982,356

Specialty Retail 0.7%
Kingfisher PLC	626,550	1,962,708

Wireless Telecommunication Services 1.6%
Vodafone Group PLC	2,097,670	4,322,233

		40,244,611

Total Common Stocks (cost $245,084,004)		254,803,238

Preferred Stock 0.5%

	Shares	Market Value

BRAZIL 0.5%
Metals & Mining 0.5%
Vale SA ADR-BR	67,360	1,415,908

Total Preferred Stock (cost $962,143)		1,415,908

Mutual Fund 6.2%

Money Market Fund 6.2%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (c)	16,965,206	16,965,205

Total Mutual Fund (cost $16,965,206)		16,965,205

Total Investments (cost $263,011,353) (d) — 99.7%		273,184,351

Other assets in excess of liabilities — 0.3%		735,930

NET ASSETS — 100.0%		$273,920,281

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2010 was $6,760,392 which represents 2.47% of net assets.

(c)	Represents 7-day effective yield as of June 30, 2010.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

BR	Brazil

CVA	Dutch Certificate

GDR	Global Depositary Receipt

IN	India

KGaA	Limited Partnership with shares

KR	South Korea

Ltd.	Limited

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

Templeton NVIT International Value Fund (Continued)

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

SA	Stock Company

SGPS	Holding Enterprise

SpA	Limited Share Company

TW	Taiwan

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Templeton NVIT
International
Value Fund

Assets:
Investments, at value (cost $263,011,353)	$273,184,351
Foreign currencies, at value (cost $287,340)	288,279
Dividends receivable	591,272
Receivable for investments sold	277,898
Receivable for capital shares issued	53,738
Reclaims receivable	397,643
Prepaid expenses and other assets	3,269

Total Assets	274,796,450

Liabilities:
Payable for investments purchased	385,422
Payable for capital shares redeemed	5,220
Cash overdraft (Note 2)	207,795
Accrued expenses and other payables:
Investment advisory fees	179,706
Fund administration fees	11,694
Administrative servicing fees	31,589
Accounting and transfer agent fees	11,785
Trustee fees	421
Custodian fees	1,015
Compliance program costs (Note 3)	2,464
Professional fees	15,042
Printing fees	11,903
Other	12,113

Total Liabilities	876,169

Net Assets	$273,920,281

Represented by:
Capital	$256,199,517
Accumulated undistributed net investment income	2,692,418
Accumulated net realized gains from investment and foreign currency transactions	4,869,615
Net unrealized appreciation/(depreciation) from investments	10,172,998
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(14,267)

Net Assets	$273,920,281

Net Assets:
Class III Shares	$273,920,281

Total	$273,920,281

Shares outstanding (unlimited number of shares authorized):
Class III Shares	23,132,473

Total	23,132,473

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class III Shares	$11.84

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

Templeton
NVIT International
Value Fund

INVESTMENT INCOME:
Dividend income	$6,453,718
Foreign tax withholding	(702,166)

Total Income	5,751,552

EXPENSES:
Investment advisory fees	1,094,502
Fund administration fees	59,583
Administrative servicing fees Class III Shares	218,902
Professional fees	19,623
Printing fees	11,256
Trustee fees	5,139
Custodian fees	5,271
Accounting and transfer agent fees	6,805
Compliance program costs (Note 3)	533
Other	6,015

Total expenses before earnings credits	1,427,629
Earnings credit (Note 5)	(4)

Net Expenses	1,427,625

NET INVESTMENT INCOME	4,323,927

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	5,030,869
Net realized losses from foreign currency transactions (Note 2)	(161,241)

Net realized gains from investment and foreign currency transactions	4,869,628

Net change in unrealized appreciation/(depreciation) from investments	(48,965,367)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,867)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(48,970,234)

Net realized/unrealized losses from investments, foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	(44,100,606)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,776,679)

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Statements of Changes in Net Assets

	Templeton NVIT International Value Fund

	Six Months Ended	Period Ended
	June 30, 2010	December 31, 2009 (a)
	(Unaudited)
Operations:
Net investment income	$4,323,927	$1,462,577
Net realized gains from investment and foreign currency transactions	4,869,628	5,275,089
Net change in unrealized appreciation/(depreciation) from investments and translations of assets and liabilities denominated in foreign currencies	(48,970,234)	59,128,965

Change in net assets resulting from operations	(39,776,679)	65,866,631

Distributions to Shareholders From:
Net investment income:
Class III	(1,691,858)	(1,092,326)
Net realized gains:
Class III	(5,035,300)	(549,704)

Change in net assets from shareholder distributions	(6,727,158)	(1,642,030)

Change in net assets from capital transactions	(9,117,377)	265,316,894

Change in net assets	(55,621,214)	329,541,495

Net Assets:
Beginning of period	329,541,495	–

End of period	$273,920,281	$329,541,495

Accumulated undistributed net investment income at end of period	$2,692,418	$60,349

CAPITAL TRANSACTIONS:
Class III Shares
Proceeds from shares issued	$16,749,863	$290,732,950
Dividends reinvested	6,727,158	1,642,030
Cost of shares redeemed	(32,594,398)	(27,058,086)

Total Class III	(9,117,377)	265,316,894

Change in net assets from capital transactions	$(9,117,377)	$265,316,894

SHARE TRANSACTIONS:
Class III Shares
Issued	1,202,580	25,634,190
Reinvested	534,326	121,443
Redeemed	(2,304,916)	(2,055,150)

Total Class III Shares	(568,010)	23,700,483

Total change in shares	(568,010)	23,700,483

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

Templeton NVIT International Value Fund

		Operations			Distributions					Ratios/Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)	Turnover (c)

Class III shares
Six Months Ended June 30, 2010 (Unaudited) (d)	$13.90	0.19	(1.96)	(1.77)	(0.07)	(0.22)	(0.29)	$11.84	(12.81%)	$273,920,281	0.98%	2.97%	0.98%	7.95%
Period Ended December 31, 2009 (d) (e)	$10.00	0.10	3.98	4.08	(0.16)	(0.02)	(0.18)	$13.90	41.16%	$329,541,495	1.00%	0.94%	1.00%	13.06%

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)	Per share calculations were performed using average shares method.

(e)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.
The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Templeton NVIT International Value Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$2,816,937	$6,025,977	$—	$8,842,914

Air Freight & Logistics	—	3,374,718	—	3,374,718

Airlines	—	2,149,001	—	2,149,001

Auto Components	—	4,305,744	—	4,305,744

Automobiles	—	5,218,580	—	5,218,580

Capital Markets	1,821,584	—	—	1,821,584

Chemicals	—	2,073,281	—	2,073,281

Commercial Banks	6,549,977	20,826,542	—	27,376,519

Communications Equipment	—	3,828,925	—	3,828,925

Computers & Peripherals	—	1,443,534	—	1,443,534

Construction Materials	—	2,052,481	—	2,052,481

Diversified Financial Services	—	3,612,680	—	3,612,680

Diversified Telecommunication Services	—	25,270,537	—	25,270,537

Electric Utilities	—	5,803,526	—	5,803,526

Electrical Equipment	—	6,107,668	—	6,107,668

Electronic Equipment, Instruments & Components	—	1,855,346	—	1,855,346

Energy Equipment & Services	—	47,096	—	47,096

14 Semiannual Report 2010

Asset Type	Level 1	Level 2	Level 3	Total

Food Products	$1,639	$9,825,902	$—	$9,827,541

Health Care Providers & Services	—	3,099,009	—	3,099,009

Hotels, Restaurants & Leisure	—	1,387,934	—	1,387,934

Household Durables	—	1,066,821	—	1,066,821

Industrial Conglomerates	—	12,628,913	—	12,628,913

Insurance	2,824,193	12,588,111	—	15,412,304

Machinery	—	2,924,720	—	2,924,720

Media	—	10,003,695	—	10,003,695

Multiline Retail	—	1,911,399	—	1,911,399

Multi-Utilities	—	1,676,594	—	1,676,594

Oil, Gas & Consumable Fuels	13,441,246	14,383,456	—	27,824,702

Pharmaceuticals	—	20,722,444	—	20,722,444

Professional Services	—	5,175,023	—	5,175,023

Real Estate Management & Development	—	4,621,526	—	4,621,526

Semiconductors & Semiconductor Equipment	—	12,931,095	—	12,931,095

Software	—	8,080,707	—	8,080,707

Specialty Retail	—	1,962,708	—	1,962,708

Wireless Telecommunication Services	—	8,361,969	—	8,361,969

Total Common Stocks	27,455,576	227,347,662	—	254,803,238

Mutual Fund	16,965,205	—	—	16,965,205

Preferred Stock	1,415,908	—	—	1,415,908

Total Assets	$45,836,689	$227,347,662	$—	$273,184,351

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Cash Overdraft

As of June 30, 2010, the Fund had an overdrawn balance of $207,795 with its custodian bank, JPMorgan Chase Bank, N.A. To offset the overdraft, JPMorgan Chase Bank, N.A. advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan Chase Bank, N.A. under the custody agreement. This advance is separate from, and was not made pursuant to, the Credit Agreement discussed in Note 5.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2009 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable year 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust.

16 Semiannual Report 2010

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Templeton Investment Counsel, LLC (the “Subadviser”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Beginning May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1 billion	0.75%

$1 billion and more	0.70%

Prior to May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.75%

From these fees, pursuant to a subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $583,736 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.87% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the Fund had no cumulative potential reimbursements.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class III shares of the Fund.

For the six months ended June 30, 2010, NFS received $218,902 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $533.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class III shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate

18 Semiannual Report 2010

account that redeems Class III shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class III shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the Class III shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,686.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $9,991.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $22,001,937 and sales of $26,451,458 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$263,011,354	$26,169,930	$(15,996,933)	$10,172,997

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied the period ended June 30, 2010 (as discussed above under “Bank Loans and Earnings Credits”).

20 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 21

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

Templeton NVIT International Value Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Templeton Investment Counsel, LLC (“Templeton”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that, for the period since the Fund’s inception in March 2009 through September 30, 2009, its performance for Class III shares was in the fifth quintile of its Peer Group. She also noted that, for the three-month period ended September 30, 2009, the Fund’s Class III shares underperformed its benchmark, the MSCI All Country World Ex-U.S. Index. The Trustees noted that the Fund’s relatively short performance history may not be a reliable indicator of the Fund’s performance over longer periods. As was the case upon initial approval of Templeton, the Trustees took into consideration Templeton’s performance and services over longer periods regarding the management of comparable accounts.

The Trustees then noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class III shares were in the first quintile of its Peer Group. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

22 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 25

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2010

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NVIT Short Term Bond Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

21	Supplemental Information

23	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-STB (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Short Term Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Short Term Bond Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	1,018.60	2.90	0.58
	Hypothetical	[b]	1,000.00	1,021.92	2.91	0.58

Class II Shares	Actual		1,000.00	1,018.20	4.10	0.82
	Hypothetical	[b]	1,000.00	1,020.73	4.11	0.82

Class Y Shares	Actual		1,000.00	1,019.20	2.10	0.42
	Hypothetical	[b]	1,000.00	1,022.71	2.11	0.42

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Short Term Bond Fund
June 30, 2010 (Unaudited)

Asset Allocation

Corporate Bonds	40.2%
U.S. Government Sponsored & Agency Obligations	22.0%
U.S. Treasury Notes	16.3%
Collateralized Mortgage Obligations	7.7%
U.S. Government Mortgage Backed Agencies	5.2%
Mutual Fund	3.1%
Commercial Mortgage Backed Securities	2.7%
Yankee Dollars	1.4%
Asset-Backed Securities	0.3%
Other assets in excess of liabilities	1.1%

100.0%

Top Industries †

Diversified Financial Services	22.1%
Thrifts & Mortgage Finance	3.7%
Commercial Banks	3.1%
Metals & Mining	2.3%
Insurance	1.3%
Chemicals	1.1%
Energy Equipment & Services	1.1%
Machinery	0.9%
Media	0.9%
Oil, Gas & Consumable Fuels	0.9%
Other Industries	62.6%

100.0%

Top Holdings †

Freddie Mac, 1.25%, 01/26/12	9.3%
Pooled Funding Trust I, 2.74%, 02/15/12	5.7%
U.S. Treasury Note, 0.88%, 05/31/11	5.6%
Pooled Funding Trust II, 2.63%, 03/30/12	4.5%
Citigroup, Inc., 2.13%, 04/30/12	4.0%
U.S. Central Federal Credit Union, 1.90%, 10/19/12	3.4%
Federal Home Loan Banks, 1.75%, 03/08/13	3.4%
U.S. Treasury Note, 1.75%, 11/15/11	3.4%
U.S. Treasury Note, 1.13%, 06/30/11	3.3%
Invesco Liquid Assets Portfolio — Institutional Class	3.1%
Other Holdings	54.3%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 0.3%

	Principal Amount	Market Value

Credit Card 0.2%
Advanta Business Card Master Trust, Series 2007-A2, Class A2, 5.00%, 03/20/13	$31,881	$31,563
Golden Credit Card Trust, Series 2008-3, Class A, 1.35%, 07/15/17 (a)(b)	1,000,000	1,006,207

		1,037,770

Student Loan 0.1%
Access Group, Inc., Series 2002-1, Class A2, 0.72%, 09/25/25 (a)	580,008	578,498

Total Asset-Backed Securities (cost $1,598,695)		1,616,268

Collateralized Mortgage Obligations 7.7%

Fannie Mae REMICS, Series 2009-42, Class AP, 4.50%, 03/25/39	11,271,264	11,850,453
Freddie Mac REMICS, Series 3563, Class BA, 4.00%, 06/15/22	3,865,534	4,036,107
Freddie Mac REMICS, Series 3616, Class PA, 4.50%, 11/15/39	4,486,677	4,848,279
Freddie Mac REMICS, Series 3640, Class EL, 4.00%, 03/15/20	4,860,946	5,114,737
Government National Mortgage Association, Series 2009-22, Class AG, 4.00%, 10/16/32	4,760,413	4,953,743
Government National Mortgage Association, Series 2010-29, Class BA, 4.50%, 04/20/36	4,418,450	4,662,377

Total Collateralized Mortgage Obligations (cost $35,123,378)		35,465,696

Commercial Mortgage Backed Securities 2.7%

Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3 4.13%, 07/10/42	99,820	99,766
Bear Stearns Commercial Mortgage Securities
Series 2004-T16, Class A4, 4.32%, 02/13/46	495,218	501,062
Series 2005-T18, Class A3, 4.77%, 02/13/42 (a)	175,000	177,168
Series 2007-T28, Class A2, 5.59%, 09/11/42	900,000	947,121
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3 4.58%, 06/10/48	600,000	614,967
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 5.40%, 08/10/38 (a)	1,000,000	1,054,823
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIBC, Class A3, 6.26%, 03/15/33	279,551	283,348
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43 (a)	1,000,000	1,060,643
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A3, 5.29%, 06/15/29 (a)	600,000	621,837
Series 2004-C6, Class A4, 4.58%, 08/15/29	350,000	354,334
Series 2005-C2, Class A3, 4.91%, 04/15/30	750,000	756,135
Series 2005-C3, Class A3, 4.65%, 07/15/30	1,380,000	1,411,784
Series 2007-C6, Class A2, 5.85%, 07/15/40	746,775	777,339
Morgan Stanley Capital I
Series 2005-IQ9, Class A3, 4.54%, 07/15/56	910,000	920,229
Series 2005-T19, Class A2, 4.73%, 06/12/47	77,354	77,307
Series 2005-T19, Class A3, 4.83%, 06/12/47	750,000	774,076
Series 2005-T19, Class AAB, 4.85%, 06/12/47	170,000	177,843
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	1,000,000	1,060,433
Series 2008-T29, Class A3, 6.46%, 01/11/43 (a)	137,000	147,545
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39%, 10/15/35	462,312	483,580

Total Commercial Mortgage Backed Securities (cost $11,947,746)		12,301,340

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Corporate Bonds 40.2%

	Principal Amount	Market Value

Airlines 0.2%
Continental Airlines 2001-1, Pass Through Trust, Series 01A2, Class A-2, 6.50%, 06/15/11	$1,000,000	$996,500

Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.20%, 01/15/14 (b)	1,500,000	1,724,752
SABMiller PLC
6.20%, 07/01/11 (b)	655,000	684,511
5.70%, 01/15/14 (b)	750,000	829,058

		3,238,321

Chemicals 1.1%
Airgas, Inc., 2.85%, 10/01/13	3,000,000	3,025,161
Cytec Industries, Inc., 6.00%, 10/01/15	2,000,000	2,198,402

		5,223,563

Commercial Banks 3.1%
Citibank NA, 1.75%, 12/28/12	10,000,000	10,178,290
Svenska Handelsbanken AB, 2.88%, 09/14/12 (b)	2,750,000	2,791,118
Wells Fargo Capital XIII, 7.70%, 03/26/13 (c)	1,000,000	1,010,000

		13,979,408

Consumer Finance 0.7%
American Honda Finance Corp.
2.38%, 03/18/13 (b)	2,000,000	2,027,814
6.70%, 10/01/13 (b)	1,000,000	1,138,188

		3,166,002

Diversified Financial Services 21.9%
Bank of America Corp., 7.13%, 10/15/11	2,000,000	2,117,812
Bear Stearns Cos LLC (The), 6.95%, 08/10/12	867,000	950,985
Citigroup Funding, Inc.
2.13%, 07/12/12	13,000,000	13,336,999
2.25%, 12/10/12	10,000,000	10,294,030
Citigroup, Inc.
2.13%, 04/30/12	18,000,000	18,441,180
6.50%, 08/19/13	2,000,000	2,130,354
General Electric Capital Corp., Series A, 6.13%, 02/22/11	1,500,000	1,548,208
General Electric Capital Corp., 3.50%, 08/13/12	2,000,000	2,064,384
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	1,045,065
JPMorgan Chase & Co., 5.38%, 10/01/12	2,000,000	2,161,664
Pooled Funding Trust I, 2.74%, 02/15/12 (b)	25,000,000	25,730,250
Pooled Funding Trust II, 2.63%, 03/30/12 (b)	20,000,000	20,456,060

		100,276,991

Diversified Telecommunication Services 0.4%
Verizon Communications, Inc., 4.90%, 09/15/15	1,675,000	1,839,978

Electric Utilities 0.4%
Pacific Gas & Electric Co., 4.20%, 03/01/11	750,000	765,355
Southern California Edison Co., 5.75%, 03/15/14	1,000,000	1,125,366

		1,890,721

Energy Equipment & Services 0.8%
Smith International, Inc., 8.63%, 03/15/14	1,500,000	1,781,436
Weatherford International Ltd., 5.15%, 03/15/13	1,000,000	1,047,606
Weatherford International, Inc., Series B, 6.63%, 11/15/11	1,000,000	1,057,067

		3,886,109

Food & Staples Retailing 0.2%
CVS Caremark Corp., 2.04%, 09/10/10 (a)	1,000,000	1,001,973

Health Care Equipment & Supplies 0.4%
Covidien International Finance SA, 5.45%, 10/15/12	1,800,000	1,963,438

Industrial Conglomerates 0.7%
Tyco International Finance SA, 6.00%, 11/15/13	2,750,000	3,078,081

Insurance 1.3%
MetLife, Inc., 6.75%, 06/01/16	2,000,000	2,262,698
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	807,826
Prudential Financial, Inc., 3.63%, 09/17/12	2,750,000	2,832,423

		5,902,947

Machinery 0.9%
Eaton Corp., 4.90%, 05/15/13	3,625,000	3,948,038

6 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Media 0.9%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	$547,000	$633,409
Time Warner Cable, Inc.
6.20%, 07/01/13	2,150,000	2,404,646
8.25%, 02/14/14	750,000	886,534

		3,924,589

Metals & Mining 1.5%
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	2,394,000	2,622,991
Teck Resources Ltd., 9.75%, 05/15/14	3,500,000	4,136,356

		6,759,347

Oil, Gas & Consumable Fuels 0.8%
DCP Midstream LLC, 7.88%, 08/16/10	1,000,000	1,007,330
Energy Transfer Partners LP, 6.00%, 07/01/13	1,250,000	1,356,661
XTO Energy, Inc., 5.00%, 08/01/10	1,500,000	1,504,332

		3,868,323

Thrifts & Mortgage Finance 3.7%
U.S. Central Federal Credit Union, 1.90%, 10/19/12	15,000,000	15,309,435
WMC Finance USA, Ltd., 5.13%, 05/15/13	1,550,000	1,693,015

		17,002,450

Wireless Telecommunication Services 0.5%
Cellco Partnership/Verizon Wireless Capital LLC
7.38%, 11/15/13	1,000,000	1,172,353
5.55%, 02/01/14	1,000,000	1,121,145

		2,293,498

Total Corporate Bonds (cost $179,888,753)		184,240,277

U.S. Government Mortgage Backed Agencies 5.2%

Fannie Mae Pool
Pool# 747271
3.22%, 07/01/34 (a)	3,959,916	4,128,620
Pool# 886345
6.23%, 08/01/36 (a)	2,827,781	3,039,947
Pool# 893776
5.99%, 09/01/36 (a)	2,750,871	2,973,593
Pool# 949691
6.07%, 09/01/37 (a)	3,518,307	3,796,405
Pool# AA6943
4.50%, 05/01/39	2,195,523	2,279,639
Freddie Mac Non Gold Pool
Pool# 1Q0648
5.77%, 06/01/37 (a)	5,813,357	6,192,998
Pool# 1B3601
5.65%, 10/01/37 (a)	1,287,056	1,356,056

Total U.S. Government Mortgage Backed Agencies (cost $23,247,051)		23,767,258

U.S. Government Sponsored & Agency Obligations 22.0%

Fannie Mae 1.75%, 03/23/11	6,000,000	6,058,470
Farmer Mac Guaranteed Notes Trust 2006-2 5.50%, 07/15/11 (b)	10,000,000	10,507,710
Federal Home Loan Banks
1.75%, 03/08/13	15,000,000	15,291,570
3.13%, 12/13/13	5,000,000	5,284,385
2.38%, 03/14/14	5,000,000	5,137,665
4.88%, 03/11/16	5,000,000	5,674,120
Freddie Mac
1.25%, 01/26/12	42,000,000	42,159,726
5.00%, 01/30/14	4,400,000	4,947,708
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	5,433,349	5,992,015

Total U.S. Government Sponsored & Agency Obligations (cost $100,135,571)		101,053,369

U.S. Treasury Notes 16.3%

U.S. Treasury Note
0.88%, 02/28/11	10,000,000	10,038,670
0.88%, 05/31/11	25,000,000	25,119,150
1.13%, 06/30/11	15,000,000	15,108,405
1.38%, 09/15/12	5,000,000	5,076,170
1.75%, 11/15/11	15,000,000	15,265,425
2.38%, 08/31/10	4,000,000	4,014,532

Total U.S. Treasury Notes (cost $73,968,611)		74,622,352

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Short Term Bond Fund (Continued)

Yankee Dollars 1.4%

	Principal Amount	Market Value

Energy Equipment & Services 0.2%
Weatherford International Ltd., 4.95%, 10/15/13	$1,000,000	$1,051,323

Independent Power Producers & Energy Traders 0.4%
TransAlta Corp., 4.75%, 01/15/15	1,500,000	1,579,429

Metals & Mining 0.8%
Xstrata Canada Corp.
7.35%, 06/05/12	2,476,000	2,683,417
7.25%, 07/15/12	1,000,000	1,083,071

		3,766,488

Total Yankee Dollars (cost $6,201,021)		6,397,240

Mutual Fund 3.1%

	Shares	Market Value

Money Market Fund 3.1%
Invesco Liquid Assets Portfolio – Institutional Class, 0.21% (d)	14,234,391	14,234,391

Total Mutual Fund (cost $14,234,391)		14,234,391

Total Investments (cost $446,345,217) (e) — 98.9%		453,698,191
Other assets in excess of liabilities — 1.1%		4,987,630

NET ASSETS — 100.0%		$458,685,821

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2010 was $66,895,668 which represents 14.59% of net assets.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2010. The maturity date reflects the next call date.

(d)	Represents 7-day effective yield as of June 30, 2010.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

AB	Stock Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Short Term
Bond Fund

Assets:
Investments, at value (cost $446,345,217)	$453,698,191
Interest and dividends receivable	3,056,457
Receivable for investments sold	144,999
Receivable for capital shares issued	2,022,845
Reclaims receivable	8,935
Prepaid expenses and other assets	4,716

Total Assets	458,936,143

Liabilities:
Payable for capital shares redeemed	31,379
Accrued expenses and other payables:
Investment advisory fees	128,627
Fund administration fees	15,171
Distribution fees	21,435
Administrative servicing fees	9,944
Accounting and transfer agent fees	5,878
Custodian fees	1,187
Compliance program costs (Note 3)	2,097
Professional fees	16,187
Printing fees	8,906
Other	9,511

Total Liabilities	250,322

Net Assets	$458,685,821

Represented by:
Capital	$450,527,234
Accumulated undistributed net investment income	56,743
Accumulated net realized gains from investment transactions	748,870
Net unrealized appreciation/(depreciation) from investments	7,352,974

Net Assets	$458,685,821

Net Assets:
Class I Shares	$5,553,294
Class II Shares	104,801,061
Class Y Shares	348,331,466

Total	$458,685,821

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	534,447
Class II Shares	10,120,590
Class Y Shares	33,558,824

Total	44,213,861

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$10.39
Class II Shares	$10.36
Class Y Shares	$10.38

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Short Term
Bond Fund

INVESTMENT INCOME:
Interest income	$4,840,060
Dividend income	19,360

Total Income	4,859,420

EXPENSES:
Investment advisory fees	703,970
Fund administration fees	77,739
Distribution fees Class II Shares	130,986
Administrative servicing fees Class I Shares	1,660
Administrative servicing fees Class II Shares	78,592
Professional fees	24,679
Printing fees	12,113
Trustee fees	6,961
Custodian fees	6,981
Accounting and transfer agent fees	7,028
Compliance program costs (Note 3)	721
Other	8,741

Total expenses before earnings credits	1,060,171
Earnings credit (Note 4)	(382)

Net Expenses	1,059,789

NET INVESTMENT INCOME	3,799,631

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	760,399
Net change in unrealized appreciation/(depreciation) from investments	3,128,175

Net realized/unrealized gains from investments	3,888,574

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,688,205

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Short Term Bond Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$3,799,631	$4,899,506
Net realized gains from investment transactions	760,399	728,220
Net change in unrealized appreciation from investments	3,128,175	6,400,795

Change in net assets resulting from operations	7,688,205	12,028,521

Distributions to Shareholders From:
Net investment income:
Class I	(26,371)	(12,653)
Class II	(774,894)	(1,402,353)
Class Y	(2,941,623)	(3,783,657)
Net realized gains:
Class I	–	(2,256)
Class II	–	(329,512)
Class Y	–	(640,784)

Change in net assets from shareholder distributions	(3,742,888)	(6,171,215)

Change in net assets from capital transactions	93,827,864	261,608,978

Change in net assets	97,773,181	267,466,284

Net Assets:
Beginning of period	360,912,640	93,446,356

End of period	$458,685,821	$360,912,640

Accumulated undistributed net investment income (loss) at end of period	$56,743	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,031,716	$906,758
Dividends reinvested	26,371	14,909
Cost of shares redeemed	(99,442)	(383,639)

Total Class I	4,958,645	538,028

Class II Shares
Proceeds from shares issued	10,236,286	108,156,639
Dividends reinvested	774,894	1,731,865
Cost of shares redeemed	(13,791,583)	(24,016,965)

Total Class II	(2,780,403)	85,871,539

Class Y Shares
Proceeds from shares issued	92,735,976	189,086,892
Dividends reinvested	2,941,623	4,424,441
Cost of shares redeemed	(4,027,977)	(18,311,922)

Total Class Y	91,649,622	175,199,411

Change in net assets from capital transactions	$93,827,864	$261,608,978

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	NVIT Short Term Bond Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	485,749	90,167
Reinvested	2,547	1,455
Redeemed	(9,595)	(36,893)

Total Class I Shares	478,701	54,729

Class II Shares
Issued	992,712	10,581,382
Reinvested	75,203	168,859
Redeemed	(1,337,285)	(2,355,948)

Total Class II Shares	(269,370)	8,394,293

Class Y Shares
Issued	8,961,450	18,531,306
Reinvested	284,754	431,333
Redeemed	(389,425)	(1,813,717)

Total Class Y Shares	8,856,779	17,148,922

Total change in shares	9,066,110	25,597,944

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Short Term Bond Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains (Losses)	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b)(c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$10.29	0.09	0.10	0.19	(0.09)	–	(0.09)	$10.39	1.86%	$5,553,294	0.58%	1.82%	0.58%	34.31%
Year Ended December 31, 2009 (e)	$9.80	0.24	0.48	0.72	(0.20)	(0.03)	(0.23)	$10.29	7.39%	$573,625	0.59%	2.25%	0.59%	101.24%
Period Ended December 31, 2008 (e)(f)	$10.00	0.22	(0.25)	(0.03)	(0.17)	–	(0.17)	$9.80	(0.34%)	$9,967	0.50%	2.94%	0.53%	88.81%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$10.25	0.08	0.11	0.19	(0.08)	–	(0.08)	$10.36	1.82%	$104,801,061	0.82%	1.60%	0.82%	34.31%
Year Ended December 31, 2009 (e)	$9.77	0.21	0.48	0.69	(0.18)	(0.03)	(0.21)	$10.25	7.11%	$106,513,719	0.84%	1.95%	0.84%	101.24%
Period Ended December 31, 2008 (e)(f)	$10.00	0.22	(0.29)	(0.07)	(0.16)	–	(0.16)	$9.77	(0.67%)	$19,505,830	0.89%	2.92%	0.92%	88.81%

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$10.28	0.10	0.10	0.20	(0.10)	–	(0.10)	$10.38	1.92%	$348,331,466	0.42%	1.99%	0.42%	34.31%
Year Ended December 31, 2009 (e)	$9.79	0.26	0.47	0.73	(0.21)	(0.03)	(0.24)	$10.28	7.53%	$253,825,296	0.45%	2.46%	0.45%	101.24%
Period Ended December 31, 2008 (e)(f)	$10.00	0.24	(0.27)	(0.03)	(0.18)	–	(0.18)	$9.79	(0.33%)	$73,930,759	0.50%	3.10%	0.52%	88.81%
Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds, the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Short Term Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company, Nationwide Mutual Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and other series of the Trust that operates as fund-of-funds, such as NVIT Cardinal Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) were valued at the mean price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflects such factors as security prices, yields, maturities, ratings and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. On May 21, 2010, debt and other fixed-income securities (other than short-term obligations) were valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing

14 Semiannual Report 2010

service (which reflects such factors as security prices, yields, maturities, ratings and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affect the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$1,616,268	$—	$1,616,268

Collateralized Mortgage Obligations	—	35,465,696	—	35,465,696

Commercial Mortgage Backed Securities	—	12,301,340	—	12,301,340

Corporate Bonds	—	184,240,277	—	184,240,277

Mutual Fund	14,234,391	—	—	14,234,391

U.S. Government Mortgage Backed Agencies	—	23,767,258	—	23,767,258

U.S. Government Sponsored & Agency Obligations	—	101,053,369	—	101,053,369

U.S. Treasury Notes	—	74,622,352	—	74,622,352

Yankee Dollars	—	6,397,240	—	6,397,240

Total Assets	$14,234,391	$439,463,800	$—	$453,698,191

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*  See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than

16 Semiannual Report 2010

50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Nationwide Asset Management LLC (“NWAM”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of NWAM.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.35%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $191,489 for the six months ended June 30, 2010.

Until April 30, 2010, the Trust and NFA had entered into a written Expense Limitation Agreement, which limited the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.50% for all share classes.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the period/ year in which NFA waived or reimbursed fees or expenses to the Fund are:

Period Ended	Fiscal Year	Six Months Ended
2008 Amount (a)	2009 Amount	June 30, 2010	Total

$10,295	$—	$—	$10,295

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to the NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced. NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Fund (collectively, the “Cardinal Funds”) are excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

18 Semiannual Report 2010

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provides a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2010, NFS received $80,252 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $721.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $228,612,604 and sales of $133,502,515 (excluding short-term securities).

For the six months ended June 30, 2010, the Fund had purchases of $0 and sales of $20,128,125 of U.S. Government securities.

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

7. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$446,345,217	$7,488,614	$(135,640)	$7,352,974

8. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied the period ended June 30, 2010 (as discussed above under “Bank Loans and Earnings Credits”).

20 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 21

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Short Term Bond Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Nationwide Asset Management, LLC (“NWAM”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2009 was in the fourth quintile of its Peer Universe. For the one-year period, the Trustees noted that the Fund outperformed its benchmark, the Merrill Lynch 1-3 Year Treasury Index. In light of the Fund’s relatively short performance history, the Trustees took into consideration NWAM’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of NWAM.

With respect to expenses, the Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the first quintile of its Peer Group, and that the Fund’s actual advisory fee was in the second quintile of its Peer Group. The Trustees also noted that the Fund’s total expenses were in the first quintile of its Peer Group, and that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

22 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

24 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 25

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

26 Semiannual Report 2010

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American Funds NVIT Asset Allocation Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

13	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-AA (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	American Funds NVIT Asset Allocation Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
American Funds NVIT Asset Allocation Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class II Shares	Actual		1,000.00	946.70	3.19	0.66
	Hypothetical	[c]	1,000.00	1,021.52	3.31	0.66

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

American Funds
NVIT Asset
Allocation Fund

Assets:
Investments in Master Fund (cost $1,671,506,143)	$1,508,523,482
Cash	2,000
Receivable for capital shares issued	3,775,225

Total Assets	1,512,300,707

Liabilities:
Payable for investments purchased	3,766,502
Payable for capital shares redeemed	8,723
Accrued expenses and other payables:
Fund administration fees	32,044
Master feeder service provider fee	125,044
Distribution fees	312,611
Administrative servicing fees	169,161
Accounting and transfer agent fees	6,855
Custodian fees	5,104
Compliance program costs (Note 3)	7,425
Professional fees	31,997
Printing fees	21,339
Other	19,448

Total Liabilities	4,506,253

Net Assets	$1,507,794,454

Represented by:
Capital	$1,671,191,868
Accumulated undistributed net investment income	1,619,810
Accumulated net realized losses from investment transactions	(2,034,563)
Net unrealized appreciation/(depreciation) from investments	(162,982,661)

Net Assets	$1,507,794,454

Net Assets:
Class II Shares	$1,507,794,454

Total	$1,507,794,454

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	103,072,873

Total	103,072,873

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$14.63

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

American Funds
NVIT Asset
Allocation Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$6,357,539

Total Income	6,357,539

EXPENSES:
Fund administration fees	234,872
Master feeder service provider fees	1,800,212
Distribution fees Class II Shares	1,800,212
Administrative servicing fees Class II Shares	1,800,212
Professional fees	63,557
Printing fees	17,859
Trustee fees	25,623
Custodian fees	24,760
Accounting and transfer agent fees	9,168
Compliance program costs (Note 3)	3,078
Other	30,981

Total expenses before earnings credit and waived expenses	5,810,534
Expenses waived for Master feeder service provider fees (Note 3)	(1,080,132)
Earnings credit (Note 4)	(6)

Net Expenses	4,730,396

NET INVESTMENT INCOME	1,627,143

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(571,100)
Net change in unrealized appreciation/(depreciation) from investments	(87,430,356)

Net realized/unrealized losses from investments	(88,001,456)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(86,374,313)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds NVIT
	Asset Allocation Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$1,627,143	$22,275,849
Net realized losses from investment transactions	(571,100)	(964,205)
Net change in unrealized appreciation/(depreciation) from investments	(87,430,356)	196,499,067

Change in net assets resulting from operations	(86,374,313)	217,810,711

Distributions to Shareholders From:
Net investment income:
Class II	(21,498,179)	(784,970)
Net realized gains:
Class II	–	(25,134,986)

Change in net assets from shareholder distributions	(21,498,179)	(25,919,956)

Change in net assets from capital transactions	296,754,957	474,335,423

Change in net assets	188,882,465	666,226,178

Net Assets:
Beginning of period	1,318,911,989	652,685,811

End of period	$1,507,794,454	$1,318,911,989

Accumulated undistributed net investment income at end of period	$1,619,810	$21,490,846

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$288,018,164	$463,892,503
Dividends reinvested	21,498,179	25,919,956
Cost of shares redeemed	(12,761,386)	(15,477,036)

Total Class II	296,754,957	474,335,423

Change in net assets from capital transactions	$296,754,957	$474,335,423

SHARE TRANSACTIONS:
Class II Shares
Issued	18,427,224	33,298,792
Reinvested	1,350,545	1,739,599
Redeemed	(810,969)	(1,101,777)

Total Class II Shares	18,966,800	33,936,614

Total change in shares	18,966,800	33,936,614

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Asset Allocation Fund

	Operations				Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning of	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	Period	Income (a)	Investments	Operations	Income	Gains	Distributions	of Period	Return (b)	Period	Net Assets (c) (d)	Net Assets (c)	Net Assets (c) (d) (e)	Turnover (f)
Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (g)	$15.68	0.02	(0.84)	(0.82)	(0.23)	–	(0.23)	$14.63	(5.33%)	$1,507,794,454	0.66%	0.23%	0.81%	23.00%
Year Ended December 31, 2009 (g)	$13.01	0.34	2.69	3.03	(0.01)	(0.35)	(0.36)	$15.68	23.41%	$1,318,911,989	0.68%	2.39%	0.83%	41.00%
Year Ended December 31, 2008	$19.35	0.35	(6.08)	(5.73)	(0.41)	(0.20)	(0.61)	$13.01	(29.77%)	$652,685,811	0.70%	2.81%	0.85%	36.00%
Year Ended December 31, 2007	$18.58	0.36	0.78	1.14	(0.36)	(0.01)	(0.37)	$19.35	6.14%	$525,245,924	0.63%	2.88%	0.78%	29.00%
Period Ended December 31, 2006 (h)	$17.92	0.36	0.66	1.02	(0.36)	–	(0.36)	$18.58	5.69%	$162,748,733	0.69%	6.18%	0.86%	38.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Asset Allocation Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2010 was 16.37%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of a class of the Fund is calculated by taking the market value of the shares of the Master Fund and other assets owned by the Fund that are allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use is intended to reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

8 Semiannual Report 2010

Please refer to the Master Fund Semi-Annual Report that is included along with this report for the Master Fund’s Security Valuation Policies.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$1,508,523,482	$—	$—	$1,508,523,482

Total	$1,508,523,482	$—	$—	$1,508,523,482

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary.

Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

2010 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average

10 Semiannual Report 2010

daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced Fund, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Fund were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $1,800,212 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $3,078.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or Distributor), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned

2010 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$1,673,540,706	$—	$(165,017,224)	$(165,017,224)

Amounts designated as “—” are zero or have been rounded to zero.

7. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

12 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 13

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

14 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 15

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

16 Semiannual Report 2010

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American Funds NVIT Bond Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

13	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-BD (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	American Funds NVIT Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
American Funds NVIT Bond Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class II Shares	Actual		1,000.00	1,043.60	3.34	0.66
	Hypothetical	[c]	1,000.00	1,021.52	3.31	0.66

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

American Funds
NVIT Bond Fund

Assets:
Investments in Master Fund (cost $686,190,755)	$701,019,997
Cash	2,000
Receivable for capital shares issued	2,535,153
Prepaid expenses and other assets	6,975

Total Assets	703,564,125

Liabilities:
Payable for investments purchased	2,534,592
Payable for capital shares redeemed	561
Accrued expenses and other payables:
Fund administration fees	16,192
Master feeder service provider fee	56,166
Distribution fees	140,417
Administrative servicing fees	93,399
Accounting and transfer agent fees	3,432
Custodian fees	2,514
Compliance program costs (Note 3)	2,948
Professional fees	17,757
Printing fees	18,434
Other	12,806

Total Liabilities	2,899,218

Net Assets	$700,664,907

Represented by:
Capital	$694,295,082
Accumulated undistributed net investment income	1,909,575
Accumulated net realized losses from investment transactions	(10,368,992)
Net unrealized appreciation/(depreciation) from investments	14,829,242

Net Assets	$700,664,907

Net Assets:
Class II Shares	$700,664,907

Total	$700,664,907

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	64,318,919

Total	64,318,919

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$10.89

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

American Funds
NVIT Bond Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$3,968,962

Total Income	3,968,962

EXPENSES:
Fund administration fees	104,466
Master feeder service provider fees	775,592
Distribution fees Class II Shares	775,592
Administrative servicing fees Class II Shares	775,592
Professional fees	29,878
Printing fees	16,353
Trustee fees	10,837
Custodian fees	10,811
Accounting and transfer agent fees	4,234
Compliance program costs (Note 3)	1,153
Other	14,286

Total expenses before earnings credit and waived expenses	2,518,794
Expenses waived for Master feeder service provider fees (Note 3)	(465,357)
Earnings credit (Note 4)	(6)

Net Expenses	2,053,431

NET INVESTMENT INCOME	1,915,531

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(31,519)
Net change in unrealized appreciation/(depreciation) from investments	25,469,806

Net realized/unrealized gains from investments	25,438,287

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$27,353,818

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds NVIT Bond Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$1,915,531	$13,949,810
Net realized losses from investment transactions	(31,519)	(8,682,191)
Net change in unrealized appreciation from investments	25,469,806	43,599,080

Change in net assets resulting from operations	27,353,818	48,866,699

Distributions to Shareholders From:
Net investment income:
Class II	(12,424,501)	(1,531,235)
Net realized gains:
Class II	–	(146,336)

Change in net assets from shareholder distributions	(12,424,501)	(1,677,571)

Change in net assets from capital transactions	123,709,290	169,953,778

Change in net assets	138,638,607	217,142,906

Net Assets:
Beginning of period	562,026,300	344,883,394

End of period	$700,664,907	$562,026,300

Accumulated undistributed net investment income at end of period	$1,909,575	$12,418,545

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$117,005,326	$221,778,168
Dividends reinvested	12,424,501	1,677,571
Cost of shares redeemed	(5,720,537)	(53,501,961)

Total Class II	123,709,290	169,953,778

Change in net assets from capital transactions	$123,709,290	$169,953,778

SHARE TRANSACTIONS:
Class II Shares
Issued	10,899,237	21,932,993
Reinvested	1,163,262	160,073
Redeemed	(531,447)	(5,478,945)

Total Class II Shares	11,531,052	16,614,121

Total change in shares	11,531,052	16,614,121

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Bond Fund

		Operations			Distributions						Ratios/Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return of	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income (a)	Investments	Operations	Income	Gains	Capital	Distributions	of Period	Return (b)	Period	Net Assets (c) (d)	Net Assets (c)	Net Assets (c) (d) (e)	Turnover (f)
Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (g)	$10.65	0.03	0.43	0.46	(0.22)	–	–	(0.22)	$10.89	4.36%	$700,664,907	0.66%	0.62%	0.81%	75.00%
Year Ended December 31, 2009 (g)	$9.53	0.33	0.82	1.15	(0.03)	–	–	(0.03)	$10.65	12.15%	$562,026,300	0.68%	3.22%	0.83%	125.00%
Year Ended December 31, 2008	$11.22	0.55	(1.66)	(1.11)	(0.57)	(0.01)	–	(0.58)	$9.53	(9.87%)	$344,883,394	0.71%	6.79%	0.86%	63.00%
Year Ended December 31, 2007	$11.72	0.84	(0.50)	0.34	(0.84)	–	–	(0.84)	$11.22	2.98%	$176,954,744	0.63%	10.21%	0.78%	57.00%
Period Ended December 31, 2006 (h)	$11.45	0.38	0.21	0.59	(0.14)	–	(0.18)	(0.32)	$11.72	5.30%	$33,672,512	0.79%	0.47%	0.97%	57.00%

Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Bond Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2010 was 7.57%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of a class of the Fund is calculated by taking the market value of the shares of the Master Fund and other assets owned by the Fund that are allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use is intended to reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

Please refer to the Master Fund Semi-Annual Report that is included along with this report for the Master Fund’s Security Valuation Policies.

8 Semiannual Report 2010

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$701,019,997	$—	$—	$701,019,997

Total	$701,019,997	$—	$—	$701,019,997

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary.

Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

2010 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average

10 Semiannual Report 2010

daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $775,592 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $1,153.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or Distributor), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned

2010 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$686,190,755	$14,829,242	$—	$14,829,242

Amounts designated as “—” are zero or have been rounded to zero.

7. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2010 (as discussed above under “Bank Loans and Earnings Credits”).

12 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 13

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

14 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 15

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

16 Semiannual Report 2010

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American Funds NVIT Global Growth Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

13	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GG (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	American Funds NVIT Global Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
American Funds NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Global Growth Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class II Shares	Actual		1,000.00	894.80	3.24	0.69
	Hypothetical	[c]	1,000.00	1,021.37	3.46	0.69

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

American Funds
NVIT Global Growth
Fund

Assets:
Investments in Master Fund (cost $146,100,855)	$119,438,467
Cash	2,000
Receivable for investments sold	85,528
Receivable for capital shares issued	7,657
Prepaid expenses and other assets	1,307

Total Assets	119,534,959

Liabilities:
Payable for capital shares redeemed	93,185
Accrued expenses and other payables:
Fund administration fees	5,624
Master feeder service provider fee	10,188
Distribution fees	25,470
Administrative servicing fees	26,741
Accounting and transfer agent fees	1,368
Trustee fees	60
Custodian fees	630
Compliance program costs (Note 3)	695
Professional fees	7,030
Printing fees	13,000
Other	721

Total Liabilities	184,712

Net Assets	$119,350,247

Represented by:
Capital	$153,018,998
Accumulated undistributed net investment income	124,330
Accumulated net realized losses from investment transactions	(7,130,693)
Net unrealized appreciation/(depreciation) from investments	(26,662,388)

Net Assets	$119,350,247

Net Assets:
Class II Shares	$119,350,247

Total	$119,350,247

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	6,799,242

Total	6,799,242

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$17.55

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

American Funds
NVIT Global Growth
Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$565,247

Total Income	565,247

EXPENSES:
Fund administration fees	27,140
Master feeder service provider fees	160,043
Distribution fees Class II Shares	160,043
Administrative servicing fees Class II Shares	160,043
Professional fees	9,540
Printing fees	9,735
Trustee fees	2,295
Custodian fees	2,430
Accounting and transfer agent fees	1,270
Compliance program costs (Note 3)	236
Other	3,600

Total expenses before earnings credit and waived expenses	536,375
Expenses waived for Master feeder service provider fees (Note 3)	(96,026)
Earnings credit (Note 4)	(6)

Net Expenses	440,343

NET INVESTMENT INCOME	124,904

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,060,473)
Net change in unrealized appreciation/(depreciation) from investments	(13,202,638)

Net realized/unrealized losses from investments	(14,263,111)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,138,207)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds NVIT Global Growth Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$124,904	$1,045,284
Net realized losses from investment transactions	(1,060,473)	(4,354,540)
Net change in unrealized appreciation/(depreciation) from investments	(13,202,638)	38,038,810

Change in net assets resulting from operations	(14,138,207)	34,729,554

Distributions to Shareholders From:
Net investment income:
Class II	(1,045,853)	–
Net realized gains:
Class II	–	(7,698,751)

Change in net assets from shareholder distributions	(1,045,853)	(7,698,751)

Change in net assets from capital transactions	4,702,872	23,506,855

Change in net assets	(10,481,188)	50,537,658

Net Assets:
Beginning of period	129,831,435	79,293,777

End of period	$119,350,247	$129,831,435

Accumulated undistributed net investment income at end of period	$124,330	$1,045,279

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$12,144,258	$31,641,762
Dividends reinvested	1,045,853	7,698,751
Cost of shares redeemed	(8,487,239)	(15,833,658)

Total Class II	4,702,872	23,506,855

Change in net assets from capital transactions	$4,702,872	$23,506,855

SHARE TRANSACTIONS:
Class II Shares
Issued	622,458	1,815,345
Reinvested	53,335	408,639
Redeemed	(442,409)	(964,150)

Total Class II Shares	233,384	1,259,834

Total change in shares	233,384	1,259,834

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Global Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of Net	Ratio of
			and										Investment	Expenses
	Net Asset		Unrealized									Ratio of	Income	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	(Loss)	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Return	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income (a)	Investments	Operations	Income	Gains	of Capital	Distributions	of Period	Return (b)	Period	Net Assets (c) (d)	Net Assets (c)	Net Assets (c) (d) (e)	Turnover (f)
Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (g)	$19.77	0.02	(2.08)	(2.06)	(0.16)	–	–	(0.16)	$17.55	(10.52%)	$119,350,247	0.69%	0.20%	0.84%	14.00%
Year Ended December 31, 2009 (g)	$14.94	0.18	5.97	6.15	–	(1.32)	–	(1.32)	$19.77	41.60%	$129,831,435	0.71%	1.06%	0.86%	43.00%
Year Ended December 31, 2008	$26.08	0.31	(10.18)	(9.87)	(0.57)	(0.70)	–	(1.27)	$14.94	(38.64%)	$79,293,777	0.68%	1.51%	0.86%	38.00%
Year Ended December 31, 2007	$23.35	0.61	2.73	3.34	(0.61)	–	–	(0.61)	$26.08	14.36%	$109,553,081	0.67%	2.92%	0.82%	38.00%
Period Ended December 31, 2006 (h)	$21.69	0.10	1.72	1.82	–	–	(0.16)	(0.16)	$23.35	8.52%	$45,991,828	0.91%	(0.63%)	1.16%	31.00%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Global Growth Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2010 was 2.61%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of a class of the Fund is calculated by taking the market value of the shares of the Master Fund and other assets owned by the Fund that are allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use is intended to reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

Please refer to the Master Fund Semi-Annual Report that is included along with this report for the Master Fund’s Security Valuation Policies.

8 Semiannual Report 2010

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$119,438,467	$—	$—	$119,438,467

Total	$119,438,467	$—	$—	$119,438,467

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S.

2010 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average

10 Semiannual Report 2010

daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, and NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $160,043 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $236.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or Distributor), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned

2010 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$153,229,013	$—	$(33,790,546)	$(33,790,546)

Amounts designated as “—” are zero or have been rounded to zero.

7. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

12 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 13

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

14 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 15

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

16 Semiannual Report 2010

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American Funds NVIT Growth Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

13	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GR (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	American Funds NVIT Growth Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
American Funds NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Growth Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class II Shares	Actual		1,000.00	943.30	3.28	0.68
	Hypothetical	[c]	1,000.00	1,021.42	3.41	0.68

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

American Funds
NVIT
Growth Fund

Assets:
Investments in Master Fund (cost $247,410,861)	$193,350,823
Cash	2,000
Receivable for investments sold	69,512
Receivable for capital shares issued	94,450

Total Assets	193,516,785

Liabilities:
Payable for capital shares redeemed	163,962
Accrued expenses and other payables:
Fund administration fees	7,108
Master feeder service provider fee	16,637
Distribution fees	41,592
Administrative servicing fees	46,494
Accounting and transfer agent fees	1,678
Custodian fees	1,570
Compliance program costs (Note 3)	1,095
Professional fees	8,562
Printing fees	16,023
Other	81

Total Liabilities	304,802

Net Assets	$193,211,983

Represented by:
Capital	$271,806,493
Accumulated net investment loss	(229,052)
Accumulated net realized losses from investment transactions	(24,305,420)
Net unrealized appreciation/(depreciation) from investments	(54,060,038)

Net Assets	$193,211,983

Net Assets:
Class II Shares	$193,211,983

Total	$193,211,983

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	4,459,244

Total	4,459,244

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$43.33

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

American Funds
NVIT
Growth Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$462,568

Total Income	462,568

EXPENSES:
Fund administration fees	39,003
Master feeder service provider fees	253,605
Distribution fees Class II Shares	253,605
Administrative servicing fees Class II Shares	253,605
Professional fees	12,658
Printing fees	15,493
Trustee fees	3,649
Custodian fees	4,685
Accounting and transfer agent fees	1,716
Compliance program costs (Note 3)	430
Other	5,037

Total expenses before earnings credit and waived expenses	843,486
Expenses waived for Master feeder service provider fees (Note 3)	(152,164)
Earnings credit (Note 4)	(6)

Net Expenses	691,316

NET INVESTMENT LOSS	(228,748)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,967,007)
Net change in unrealized appreciation/(depreciation) from investments	(9,543,296)

Net realized/unrealized losses from investments	(11,510,303)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,739,051)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds NVIT
	Growth Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income (loss)	$(228,748)	$346,825
Net realized losses from investment transactions	(1,967,007)	(20,276,583)
Net change in unrealized appreciation/(depreciation) from investments	(9,543,296)	69,409,737

Change in net assets resulting from operations	(11,739,051)	49,479,979

Distributions to Shareholders From:
Net investment income:
Class II	(347,126)	–
Net realized gains:
Class II	–	(17,953,428)

Change in net assets from shareholder distributions	(347,126)	(17,953,428)

Change in net assets from capital transactions	6,974,871	32,057,307

Change in net assets	(5,111,306)	63,583,858

Net Assets:
Beginning of period	198,323,289	134,739,431

End of period	$193,211,983	$198,323,289

Accumulated undistributed net investment income (loss) at end of period	$(229,052)	$346,822

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$15,514,852	$41,844,313
Dividends reinvested	347,126	17,953,428
Cost of shares redeemed	(8,887,107)	(27,740,434)

Total Class II	6,974,871	32,057,307

Change in net assets from capital transactions	$6,974,871	$32,057,307

SHARE TRANSACTIONS:
Class II Shares
Issued	333,256	1,007,018
Reinvested	7,424	410,834
Redeemed	(191,950)	(753,590)

Total Class II Shares	148,730	664,262

Total change in shares	148,730	664,262

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth Fund

		Operations			Distributions					Ratios / Supplemental Data

												Ratio of
			Net Realized									Net	Ratio of
			and									Investment	Expenses
			Unrealized								Ratio of	Income	(Prior to
	Net Asset	Net	Gains								Expenses	(Loss)	Reimbursements)
	Value,	Investment	(Losses)	Total	Net	Net		Net Asset		Net Assets	to Average	to Average	to Average
	Beginning	Income	from	from	Investment	Realized	Total	Value, End	Total	at End	Net	Net	Net	Portfolio
	of Period	(Loss) (a)	Investments	Operations	Income	Gains	Distributions	of Period	Return (b)	of Period	Assets (c)(d)	Assets (c)	Assets (c)(d)(e)	Turnover (f)
Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (g)	$46.01	(0.05)	(2.55)	(2.60)	(0.08)	–	(0.08)	$43.33	(5.67%)	$193,211,983	0.68%	(0.23%)	0.83%	15.00%
Year Ended December 31, 2009 (g)	$36.95	0.10	13.97	14.07	–	(5.01)	(5.01)	$46.01	38.78%	$198,323,289	0.72%	0.23%	0.87%	37.00%
Year Ended December 31, 2008	$72.16	0.28	(30.91)	(30.63)	(1.14)	(3.44)	(4.58)	$36.95	(44.21%)	$134,739,431	0.70%	0.53%	0.88%	26.00%
Year Ended December 31, 2007	$64.82	0.35	7.37	7.72	(0.36)	(0.02)	(0.38)	$72.16	11.90%	$180,998,045	0.65%	0.68%	0.80%	40.00%
Period Ended December 31, 2006 (h)	$62.91	0.39	1.92	2.31	(0.40)	–	(0.40)	$64.82	3.68%	$74,804,427	0.74%	1.90%	0.91%	35.00%

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from May 1, 2006 (commencement of operations) through December 31, 2006.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2010 was 0.84%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of a class of the Fund is calculated by taking the market value of the shares of the Master Fund and other assets owned by the Fund that are allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use is intended to reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

Please refer to the Master Fund Semi-Annual Report that is included along with this report for the Master Fund’s Security Valuation Policies.

8 Semiannual Report 2010

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$193,350,823	$—	$—	$193,350,823

Total	$193,350,823	$—	$—	$193,350,823

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary.

Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

2010 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average

10 Semiannual Report 2010

daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $253,605 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $430.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or Distributor), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned

2010 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$263,533,328	$—	$(70,182,505)	$(70,182,505)

Amounts designated as “—” are zero or have been rounded to zero.

7. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

12 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 13

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

14 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 15

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

16 Semiannual Report 2010

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American Funds NVIT Growth-Income Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

4	Statement of Assets and Liabilities

5	Statement of Operations

6	Statements of Changes in Net Assets

7	Financial Highlights

8	Notes to Financial Statements

13	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-AM-GI (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	American Funds NVIT Growth-Income Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
American Funds NVIT			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Growth-Income Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class II Shares	Actual		1,000.00	907.80	3.17	0.67
	Hypothetical	[c]	1,000.00	1,021.47	3.36	0.67

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

American Funds NVIT
Growth-Income Fund

Assets:
Investments in Master Fund (cost $566,185,412)	$527,589,880
Cash	1,999
Receivable for capital shares issued	2,434,584
Prepaid expenses and other assets	5,436

Total Assets	530,031,899

Liabilities:
Payable for investments purchased	2,433,465
Payable for capital shares redeemed	1,119
Accrued expenses and other payables:
Fund administration fees	13,564
Master feeder service provider fee	44,689
Distribution fees	111,722
Administrative servicing fees	105,018
Accounting and transfer agent fees	3,107
Custodian fees	2,239
Compliance program costs (Note 3)	2,872
Professional fees	15,063
Printing fees	6,378
Other	11,428

Total Liabilities	2,750,664

Net Assets	$527,281,235

Represented by:
Capital	$584,991,626
Accumulated net investment loss	(28,032)
Accumulated net realized losses from investment transactions	(19,086,827)
Net unrealized appreciation/(depreciation) from investments	(38,595,532)

Net Assets	$527,281,235

Net Assets:
Class II Shares	$527,281,235

Total	$527,281,235

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	17,485,122

Total	17,485,122

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$30.16

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

American Funds NVIT
Growth-Income Fund

INVESTMENT INCOME:
Dividend income from Master Fund	$1,764,114

Total Income	1,764,114

EXPENSES:
Fund administration fees	92,329
Master feeder service provider fees	672,524
Distribution fees Class II Shares	672,524
Administrative servicing fees Class II Shares	672,524
Professional fees	26,754
Printing fees	21,652
Trustee fees	9,647
Custodian fees	9,611
Accounting and transfer agent fees	3,773
Compliance program costs (Note 3)	1,150
Other	12,260

Total expenses before earnings credit and waived expenses	2,194,748
Expenses waived for Master feeder service provider fees (Note 3)	(403,516)
Earnings credit (Note 4)	(6)

Net Expenses	1,791,226

NET INVESTMENT LOSS	(27,112)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(5,031,573)
Net change in unrealized appreciation/(depreciation) from investments	(47,533,033)

Net realized/unrealized losses from investments	(52,564,606)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,591,718)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statements of Changes in Net Assets

	American Funds NVIT
	Growth-Income Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income (loss)	$(27,112)	$5,145,473
Net realized losses from investment transactions	(5,031,573)	(13,386,288)
Net change in unrealized appreciation/(depreciation) from investments	(47,533,033)	120,409,970

Change in net assets resulting from operations	(52,591,718)	112,169,155

Distributions to Shareholders From:
Net investment income:
Class II	(5,146,401)	–
Net realized gains:
Class II	–	(10,254,924)

Change in net assets from shareholder distributions	(5,146,401)	(10,254,924)

Change in net assets from capital transactions	75,449,792	171,745,021

Change in net assets	17,711,673	273,659,252

Net Assets:
Beginning of period	509,569,562	235,910,310

End of period	$527,281,235	$509,569,562

Accumulated undistributed net investment income (loss) at end of period	$(28,032)	$5,145,481

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$86,934,284	$190,134,334
Dividends reinvested	5,146,401	10,254,924
Cost of shares redeemed	(16,630,893)	(28,644,237)

Total Class II	75,449,792	171,745,021

Change in net assets from capital transactions	$75,449,792	$171,745,021

SHARE TRANSACTIONS:
Class II Shares
Issued	2,610,115	6,820,115
Reinvested	150,457	324,523
Redeemed	(474,144)	(933,555)

Total Class II Shares	2,286,428	6,211,083

Total change in shares	2,286,428	6,211,083

Amounts designated as “–” are zero or have been rounded to zero.
The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

American Funds NVIT Growth-Income Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net									Ratio of
			Realized									Net	Ratio of
			and									Investment	Expenses
			Unrealized								Ratio of	Income	(Prior to
	Net Asset		Gains					Net			Expenses	(Loss)	Reimbursements)
	Value,	Net	(Losses)	Total	Net	Net		Asset		Net Assets	to Average	to Average	to Average
	Beginning	Investment	from	from	Investment	Realized	Total	Value, End	Total	at End	Net	Net	Net	Portfolio
	of Period	Income (a)	Investments	Operations	Income	Gains	Distributions	of Period	Return (b)	of Period	Assets (c)(d)	Assets (c)	Assets (c)(d)(e)	Turnover (f)
Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (g)	$33.53	–	(3.05)	(3.05)	(0.32)	–	(0.32)	$30.16	(9.22%)	$527,281,235	0.67%	(0.01%)	0.82%	12.00%
Year Ended December 31, 2009 (g)	$26.25	0.40	7.61	8.01	–	(0.73)	(0.73)	$33.53	30.69%	$509,569,562	0.69%	1.39%	0.84%	24.00%
Year Ended December 31, 2008	$43.56	0.59	(17.14)	(16.55)	(0.75)	(0.01)	(0.76)	$26.25	(38.06%)	$235,910,310	0.64%	2.61%	0.79%	31.00%
Period Ended December 31, 2007 (h)	$44.86	0.62	(1.30)	(0.68)	(0.62)	–	(0.62)	$43.56	(1.54%)	$87,530,963	0.68%	4.48%	0.83%	24.00%
Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Master Fund.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Expenses do not include expenses from the Master Fund.
(e)	During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Master Fund in which the Fund invests all of its investable assets.
(g)	Per share calculations were performed using average shares method.
(h)	For the period from April 27, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the American Funds NVIT Growth-Income Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund operates as a “feeder fund” which means that the Fund does not buy individual securities directly. Instead, the Fund invests all of its assets in another mutual fund, the American Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, (“American Funds”), which invests directly in individual securities. The Fund, therefore, has the same investment objective and limitations as the Master Fund in which the Fund invests. The financial statements of the Master Fund’s portfolio, including the Statement of Investments, are included elsewhere in this report and should be read with the Fund’s financial statements. The percentage of the Master Fund’s portfolio owned by the Fund at June 30, 2010 was 2.44%.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

The net asset value (“NAV”) per share of a class of the Fund is calculated by taking the market value of the shares of the Master Fund and other assets owned by the Fund that are allocated to the class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. The Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4:00 p.m. Eastern time) (“Close of Trading”) on each day the Exchange is open for trading (“Business Day”).

The Master Fund calculates its NAV at the Close of Trading on each Business Day. Assets held by the Master Fund are valued primarily on the basis of market quotations. The Master Fund, however, has adopted procedures for making “fair value” determinations if market quotations are not readily available. For example, if events occur between the close of markets outside the United States and the Close of Trading that, in the opinion of Capital Research and Management Company (“Capital Research”), the Master Fund’s investment adviser, materially affect the value of the portfolio securities of the Master Fund, the securities will be valued in accordance with the Master Fund’s fair value procedures. Use of these procedures is intended to result in more appropriate NAVs. In addition, such use is intended to reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors in the Master Fund.

Please refer to the Master Fund Semi-Annual Report that is included along with this report for the Master Fund’s Security Valuation Policies.

8 Semiannual Report 2010

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Investment in Master Fund	$527,589,880	$—	$—	$527,589,880

Total	$527,589,880	$—	$—	$527,589,880

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary.

Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

2010 Semiannual Report 9

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2007 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust.

3. Transactions with Affiliates

Under the terms of the Master Fund’s Investment Advisory Agreement, Capital Research manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of Nationwide Financial Services (“NFS”)), provides non-investment advisory master-feeder operational support services to the Fund. Under the terms of the Trust’s Master-Feeder Services Agreement with NFM on behalf of the Fund, the Fund pays NFM a fee of 0.25% based on the Fund’s average daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM will waive 0.15% of the fees NFM receives for providing the Fund with non-investment advisory master-feeder operational support services until May 1, 2011.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average

10 Semiannual Report 2010

daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $672,524 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $1,150.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD” or Distributor), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned

2010 Semiannual Report 11

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Fund at an annual rate not to exceed 0.25%.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

6. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$566,185,412	$—	$(38,595,532)	$(38,595,532)

Amounts designated as “—” are zero or have been rounded to zero.

7. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2010 (as discussed above under “Bank Loans and Earnings Credits”).

12 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 13

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

14 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 15

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

16 Semiannual Report 2010

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NVIT Core Plus Bond Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

18	Statement of Assets and Liabilities

19	Statement of Operations

20	Statements of Changes in Net Assets

22	Financial Highlights

23	Notes to Financial Statements

30	Supplemental Information

32	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-CPB (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Core Plus Bond Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Core Plus Bond Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	1,053.30	3.51	0.69
	Hypothetical	[b]	1,000.00	1,021.37	3.46	0.69

Class II Shares	Actual		1,000.00	1,052.20	4.78	0.94
	Hypothetical	[b]	1,000.00	1,020.13	4.71	0.94

Class Y Shares	Actual		1,000.00	1,054.10	2.75	0.54
	Hypothetical	[b]	1,000.00	1,022.12	2.71	0.54

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Core Plus Bond Fund
June 30, 2010 (Unaudited)

Asset Allocation

Corporate Bonds	36.6%
U.S. Government Mortgage Backed Agencies	32.5%
U.S. Treasury Bill	15.5%
Commercial Mortgage Backed Securities	10.3%
U.S. Treasury Notes	7.6%
Mutual Fund	7.4%
U.S. Treasury Bond	6.3%
Sovereign Bonds	1.5%
U.S. Government Sponsored & Agency Obligations	0.5%
Asset-Backed Securities	0.1%
Liabilities in excess of other assets	(18	.3)%

	100.0%

Top Industries †

Diversified Financial Services	3.7%
Commercial Banks	3.1%
Tobacco	2.0%
Capital Markets	2.0%
Media	1.7%
Airlines	1.6%
Diversified Telecommunication Services	1.5%
Oil, Gas & Consumable Fuels	1.4%
Consumer Finance	1.4%
Gas Utilities	1.4%
Other Industries	80.2%

100.0%

Top Holdings †

Fannie Mae TBA, 5.50%, 07/25/40	13.7%
U.S. Treasury Bill, 0.21%, 11/18/10	13.1%
Invesco Liquid Assets Portfolio — Institutional Class	6.3%
U.S. Treasury Inflation Indexed Bonds, 2.38%, 01/15/17	5.3%
U.S. Treasury Note, 3.13%, 01/31/17	3.0%
Fannie Mae Pool, 5.00%, 07/25/40	2.2%
U.S. Treasury Note, 3.63%, 02/15/20	1.9%
U.S. Treasury Note, 2.38%, 10/31/14	1.4%
Altria Group, Inc., 9.70%, 11/10/18	0.9%
Lorillard Tobacco Co., 8.13%, 06/23/19	0.8%
Other Holdings	51.4%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 0.1%

	Principal Amount	Market Value

Other 0.1%
GSAMP Trust, Series 2006-HE5, Class A2B, 0.45%, 08/25/36 (a)	$471,719	$435,516

Student Loans 0.0%†
SLM Student Loan Trust, Series 2008-6, Class A1, 0.72%, 10/27/14 (a)	48,250	48,299

Total Asset-Backed Securities (cost $437,162)		483,815

Commercial Mortgage Backed Securities 10.3%

Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4, 5.89%, 07/10/44 (a)	850,000	863,386
Series 2006-4, Class A4, 5.63%, 07/10/46	1,500,000	1,541,578
Series 2006-5, Class A4, 5.41%, 09/10/47	1,795,000	1,878,330
Series 2007-3, Class A4, 5.84%, 06/10/49 (a)	295,000	285,064
Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class A4, 5.33%, 02/11/44	1,500,000	1,469,652
Series 2007-PW17, Class A4, 5.69%, 06/11/50 (a)	800,000	809,814
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 5.89%, 11/15/44 (a)	750,000	760,401
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B 6.22%, 12/10/49 (a)	1,385,000	1,369,127
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4 5.31%, 12/10/46	1,350,000	1,316,906
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3, 5.47%, 09/15/39	1,500,000	1,474,160
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	205,772
Series 2007-C2, Class A2, 5.45%, 01/15/49 (a)	350,000	357,864
Series 2007-C2, Class A3, 5.54%, 01/15/49 (a)	650,000	620,613
Series 2007-C4, Class A4, 6.00%, 09/15/39 (a)	1,210,000	1,149,653
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A3 5.12%, 08/15/38 (a)	200,000	205,206
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 6.02%, 05/15/46 (a)	2,500,000	2,442,604
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4 5.74%, 12/10/49	1,500,000	1,475,377
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A3, 4.61%, 07/10/39	1,800,000	1,825,321
Series 2005-GG4, Class A4, 4.76%, 07/10/39	800,000	812,550
Series 2006-GG6, Class A4, 5.55%, 04/10/38 (a)	1,500,000	1,543,372
Series 2007-GG10, Class A4, 6.00%, 08/10/45 (a)	2,200,000	2,162,976
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class A3A1, 4.87%, 10/15/42	465,000	470,928
Series 2006-LDP7, Class A4, 6.06%, 04/15/45 (a)	970,000	1,033,686
Series 2006-LDP9, Class A1S, 5.28%, 05/15/47	134,686	138,301
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	1,415,000	1,398,509
Series 2007-CB18, Class A4, 5.44%, 06/12/47	3,000,000	2,996,156
Series 2007-LD11, Class A4, 5.98%, 06/15/49 (a)	805,000	787,586
Series 2007-LD12, Class A4, 5.88%, 02/15/51 (a)	1,750,000	1,755,048
Series 2008-C2, Class ASB, 6.13%, 02/12/51 (a)	205,000	215,551
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4 5.86%, 07/15/40 (a)	1,635,000	1,621,993
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3, 5.17%, 12/12/49 (a)	400,000	394,938
Series 2007-5, Class A4, 5.38%, 08/12/48	1,800,000	1,658,885
Series 2007-7, Class A4, 5.81%, 06/12/50 (a)	2,000,000	1,955,852
Series 2007-8, Class A3, 6.15%, 08/12/49 (a)	250,000	254,502
Morgan Stanley Capital I
Series 2007-HQ12, Class A4, 5.81%, 04/12/49 (a)	335,000	333,542
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,250,000	1,294,389

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)
	Principal Amount	Market Value

Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5, 4.66%, 05/15/44	$500,000	$514,522
Series 2006-C23, Class A4, 5.42%, 01/15/45 (a)	290,000	302,394
Series 2006-C29, Class A3, 5.31%, 11/15/48	260,000	271,121
Series 2007-C31, Class A4, 5.51%, 04/15/47	100,000	93,680
Series 2007-C33, Class A2, 6.05%, 02/15/51 (a)	250,000	261,073

Total Commercial Mortgage Backed Securities (cost $35,748,292)		42,322,382

Corporate Bonds 36.6%

Aerospace & Defense 0.1%
BE Aerospace, Inc., 8.50%, 07/01/18	195,000	204,750

Airlines 1.8%
Continental Airlines, Inc., Series A, 7.25%, 11/10/19	1,165,000	1,240,725
Continental Airlines, Inc., Series 071A, 5.98%, 04/19/22	1,257,332	1,233,442
Delta Air Lines, Inc.
9.50%, 09/15/14 (b)	210,000	220,500
6.20%, 07/02/18	1,215,000	1,227,150
Delta Air Lines, Inc., Series A, 7.75%, 12/17/19	2,636,074	2,846,960
Delta Air Lines, Inc., Series 071A, 6.82%, 08/10/22	463,484	457,690
UAL Pass Through Trust, Series 2007-1, 6.64%, 07/02/22	146,771	135,030
United Air Lines, Inc., 9.75%, 01/15/17	190,000	202,825

		7,564,322

Automobiles 0.1%
Ford Motor Co., 9.98%, 02/15/47	70,000	71,400
Navistar International Corp., 8.25%, 11/01/21	210,000	213,150

		284,550

Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 03/26/13 (b)	1,595,000	1,613,909
5.38%, 01/15/20	1,425,000	1,535,570
5.00%, 04/15/20 (b)	1,585,000	1,657,173
Constellation Brands, Inc., 7.25%, 09/01/16	70,000	70,612

		4,877,264

Building Products 0.2%
Masco Corp., 6.13%, 10/03/16	45,000	43,540
Owens Corning, 9.00%, 06/15/19	155,000	183,269
Ply Gem Industries, Inc., 11.75%, 06/15/13	185,000	193,325
USG Corp., 9.75%, 08/01/14 (b)	200,000	208,000

		628,134

Capital Markets 2.3%
Goldman Sachs Group, Inc. (The)
3.63%, 08/01/12	555,000	565,382
6.00%, 05/01/14	585,000	628,678
6.75%, 10/01/37	905,000	887,210
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	1,030,000	1,080,509
6.11%, 01/29/37	200,000	181,635
Morgan Stanley
6.63%, 04/01/18	1,715,000	1,797,550
5.63%, 09/23/19	3,480,000	3,366,597
Nomura Holdings, Inc., 6.70%, 03/04/20	1,025,000	1,084,393

		9,591,954

Casinos & Gaming 0.0%†
San Pasqual Casino, 8.00%, 09/15/13 (b)	55,000	52,250

Chemicals 1.4%
Ashland, Inc., 9.13%, 06/01/17	295,000	323,025
CF Industries, Inc.
6.88%, 05/01/18	60,000	61,050
7.13%, 05/01/20	35,000	35,875
Dow Chemical Co. (The)
5.90%, 02/15/15	1,915,000	2,092,762
8.55%, 05/15/19	2,230,000	2,729,772
Huntsman International LLC, 5.50%, 06/30/16 (b)	300,000	262,500
Momentive Performance Materials, Inc.
12.50%, 06/15/14	155,000	168,950
11.50%, 12/01/16	65,000	57,362
Nalco Co., 8.25%, 05/15/17	200,000	207,000

		5,938,296

Commercial Banks 3.7%
Ally Financial, Inc.
8.30%, 02/12/15 (b)	340,000	344,250
8.00%, 11/01/31	520,000	479,700
Bank of America Corp.
7.38%, 05/15/14	2,225,000	2,493,693
4.50%, 04/01/15	800,000	808,577
6.50%, 08/01/16	1,060,000	1,147,155

6 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Commercial Banks (continued)

Barclays Bank PLC, Series 1, 5.00%, 09/22/16	$920,000	$943,688
Deutsche Bank AG/London, 3.88%, 08/18/14	1,080,000	1,115,631
Lloyds TSB Bank PLC, 5.80%, 01/13/20(b)	2,015,000	1,901,949
Regions Financial Corp., 5.75%, 06/15/15	1,240,000	1,232,156
Royal Bank of Scotland PLC (The), 4.88%, 08/25/14 (b)	1,180,000	1,183,436
RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, 05/15/17	315,000	312,638
Wachovia Corp., 5.50%, 05/01/13	1,295,000	1,405,514
Wells Fargo & Co., 3.63%, 04/15/15	1,700,000	1,737,014

		15,105,401

Commercial Services & Supplies 0.4%
Ceridian Corp., 12.25%, 11/15/15	315,000	283,500
ERAC USA Finance Co., 7.00%, 10/15/37 (b)	995,000	1,084,251
Ford Holdings LLC, 9.30%, 03/01/30	75,000	75,375
Iron Mountain, Inc., 8.75%, 07/15/18	45,000	46,462
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24 (b)	170,000	185,626

		1,675,214

Communications Equipment 0.5%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 05/01/17 (b)	125,000	132,187
CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20 (b)	60,000	61,350
DIRECTV Holdings LLC, 3.55%, 03/15/15	1,655,000	1,665,981

		1,859,518

Construction & Engineering 0.1%
CSC Holdings LLC
8.50%, 06/15/15 (b)	140,000	145,250
8.63%, 02/15/19 (b)	150,000	157,688
Dycom Investments, Inc., 8.13%, 10/15/15	160,000	157,600

		460,538

Consumer Finance 1.6%
American Express Co., 8.13%, 05/20/19	375,000	465,598
American Express Credit Corp. 5.88%, 05/02/13	1,815,000	1,985,848
5.13%, 08/25/14	735,000	790,765
American General Finance Corp.
5.85%, 06/01/13	275,000	242,000
6.90%, 12/15/17	215,000	171,194
American Honda Finance Corp., 3.50%, 03/16/15 (b)	1,795,000	1,830,641
Ford Motor Credit Co. LLC 8.00%, 12/15/16	100,000	102,259
8.13%, 01/15/20	425,000	433,794
International Lease Finance Corp. 5.30%, 05/01/12	120,000	112,800
5.25%, 01/10/13	90,000	82,350
5.88%, 05/01/13	110,000	101,475
8.63%, 09/15/15 (b)	200,000	189,500
SLM Corp., 8.00%, 03/25/20	145,000	127,337

		6,635,561

Containers & Packaging 0.1%
Ball Corp.
7.13%, 09/01/16	175,000	183,094
6.63%, 03/15/18	50,000	50,125
Crown Americas LLC
7.75%, 11/15/15	90,000	93,375
7.63%, 05/15/17 (b)	45,000	46,575

		373,169

Diversified Consumer Services 0.0%†
Knowledge Learning Corp., 7.75%, 02/01/15(b)	80,000	73,600

Diversified Financial Services 4.3%
AngloGold Ashanti Holdings PLC, 5.38%, 04/15/20	1,190,000	1,208,161
Arch Western Finance LLC, 6.75%, 07/01/13	65,000	65,162
Bank of America Corp., 5.65%, 05/01/18	1,065,000	1,091,425
CIT Group, Inc.
7.00%, 05/01/16	30,154	27,516
7.00%, 05/01/17	844,216	759,794
Citigroup, Inc.
6.13%, 11/21/17	1,400,000	1,462,034
8.50%, 05/22/19	1,835,000	2,187,547
6.88%, 03/05/38	1,715,000	1,799,146
ERAC USA Finance LLC, 5.25%, 10/01/20 (b)	2,130,000	2,152,397
FireKeepers Development Authority, 13.88%, 05/01/15 (b)	215,000	248,325
General Electric Capital Corp.
5.90%, 05/13/14	2,190,000	2,417,357
5.88%, 01/14/38	1,375,000	1,348,329

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Diversified Financial Services (continued)

Hutchison Whampoa International Ltd., 5.75%, 09/11/19	$100,000	$106,574
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 01/15/16 (b)	230,000	223,675
Intergas Finance BV, 6.38%, 05/14/17	100,000	100,000
JPMorgan Chase & Co., 3.40%, 06/24/15	2,050,000	2,054,651
JPMorgan Chase Capital XV, 5.88%, 03/15/35	300,000	273,169
LBI Escrow Corp., 8.00%, 11/01/17 (b)	280,000	288,400
New Communications Holdings, Inc.
7.88%, 04/15/15 (b)	55,000	55,412
8.25%, 04/15/17 (b)	25,000	25,094

		17,894,168

Diversified Telecommunication Services 1.8%
AT&T, Inc., 4.85%, 02/15/14	1,295,000	1,418,341
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/01/15 (b)	240,000	237,900
Frontier Communications Corp.
6.63%, 03/15/15	185,000	178,525
9.00%, 08/15/31	430,000	398,825
GCI, Inc., 8.63%, 11/15/19 (b)	210,000	209,475
Integra Telecom Holdings, Inc., 10.75%, 04/15/16 (b)	225,000	220,219
Intelsat Luxembourg SA, 11.50%, 02/04/17	369,687	368,763
Intelsat SA, 6.50%, 11/01/13	20,000	18,850
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 01/15/15	140,000	142,275
Level 3 Financing, Inc., 10.00%, 02/01/18 (b)	250,000	221,250
PAETEC Holding Corp., 8.88%, 06/30/17	175,000	175,000
Qwest Corp.
8.88%, 03/15/12	730,000	782,925
8.38%, 05/01/16	215,000	234,887
Sprint Capital Corp., 6.88%, 11/15/28	295,000	244,850
Telecom Italia Capital SA, 4.95%, 09/30/14	935,000	936,876
Valor Telecommunications Enterprises Finance Corp., 7.75%, 02/15/15	20,000	20,400
Verizon New Jersey, Inc., Series A, 5.88%, 01/17/12	925,000	980,620
Virgin Media Finance PLC
9.13%, 08/15/16	70,000	72,450
9.50%, 08/15/16	220,000	232,375
Windstream Corp.
8.13%, 08/01/13	70,000	72,362
8.63%, 08/01/16	315,000	317,363

		7,484,531

Electric Utilities 0.8%
AES Corp. (The), 8.75%, 05/15/13 (b)	72,000	73,080
Duke Energy Corp., 6.30%, 02/01/14	240,000	270,122
Edison Mission Energy
7.00%, 05/15/17	40,000	25,600
7.63%, 05/15/27	225,000	127,688
Energy Future Holdings Corp.
10.88%, 11/01/17	340,000	251,600
11.25%, 11/01/17	121,900	79,235
Exelon Generation Co. LLC, 6.25%, 10/01/39	560,000	598,189
FirstEnergy Solutions Corp., 4.80%, 02/15/15	545,000	570,284
Ipalco Enterprises, Inc., 7.25%, 04/01/16 (b)	85,000	86,913
Oncor Electric Delivery Co. LLC, 6.38%, 05/01/12	1,050,000	1,134,174

		3,216,885

Electronic Equipment, Instruments & Components 0.1%
Flextronics International Ltd., 6.25%, 11/15/14	335,000	332,488
NXP BV, Series ExCH, 7.88%, 10/15/14	150,000	137,625

		470,113

Energy Equipment & Services 0.3%
ATP Oil & Gas Corp., 11.88%, 05/01/15 (b)	435,000	315,375
Cimarex Energy Co., 7.13%, 05/01/17	280,000	281,400
KazMunaiGaz Finance Sub BV, 7.00%, 05/05/20	160,000	160,608
Pemex Project Funding Master Trust
5.75%, 03/01/18	185,000	193,959
6.63%, 06/15/38	250,000	255,066

		1,206,408

Food & Beverage 0.0%†
Constellation Brands, Inc., 8.38%, 12/15/14	115,000	122,475

Food & Staples Retailing 0.4%
CVS Pass Through Trust, 7.51%, 01/10/32 (b)	1,018,641	1,159,875
Ingles Markets, Inc., 8.88%, 05/15/17	150,000	152,625

8 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Food & Staples Retailing (continued)

Rite Aid Corp., 9.75%, 06/12/16	$150,000	$156,750
SUPERVALU, Inc., 8.00%, 05/01/16	120,000	118,800

		1,588,050

Food Products 1.1%
Grupo Bimbo SAB de CV, 4.88%, 06/30/20 (b)	2,115,000	2,125,541
Kraft Foods, Inc.
6.13%, 02/01/18	310,000	351,818
6.50%, 02/09/40	1,775,000	1,985,034
Michael Food, Inc., 9.75%, 07/15/18 (b)	75,000	77,063

		4,539,456

Gas Utilities 1.6%
AmeriGas Partners LP, 7.13%, 05/20/16	75,000	74,625
Crosstex Energy LP, 8.88%, 02/15/18	25,000	24,969
El Paso Corp., 7.80%, 08/01/31	220,000	217,429
Ferrellgas Escrow LLC, 6.75%, 05/01/14	109,000	106,820
Ferrellgas Partners LP
9.13%, 10/01/17 (b)	165,000	172,012
8.63%, 06/15/20	20,000	20,000
Inergy LP, 8.25%, 03/01/16	15,000	15,187
Kinder Morgan Energy Partners LP, 5.30%, 09/15/20	1,560,000	1,613,407
NGPL Pipeco LLC, 6.51%, 12/15/12 (b)	835,000	831,490
Plains All American Pipeline LP, 4.25%, 09/01/12	1,215,000	1,269,380
Rockies Express Pipeline LLC, 5.63%, 04/15/20 (b)	2,005,000	1,906,994
Sabine Pass LNG LP, 7.50%, 11/30/16	415,000	345,487

		6,597,800

Health Care Providers & Services 0.7%
Biomet, Inc.
10.38%, 10/15/17	65,000	69,875
11.63%, 10/15/17	35,000	37,887
Boston Scientific Corp., 6.00%, 01/15/20	130,000	129,068
DaVita, Inc., 7.25%, 03/15/15	110,000	110,000
Express Scripts, Inc., 5.25%, 06/15/12	655,000	699,754
HCA, Inc.
9.25%, 11/15/16	660,000	699,600
8.50%, 04/15/19	205,000	217,300
Health Management Associates, Inc., 6.13%, 04/15/16	150,000	142,125
National Mentor Holdings, Inc., 11.25%, 07/01/14	185,000	184,538
Omnicare, Inc., 7.75%, 06/01/20	130,000	132,600
Service Corp International, 7.50%, 04/01/27	150,000	132,750
Tenet Healthcare Corp., 8.88%, 07/01/19 (b)	135,000	143,100
US Oncology, Inc., 9.13%, 08/15/17	195,000	200,362

		2,898,959

Hotels, Restaurants & Leisure 0.9%
Harrah’s Operating Co., Inc.
5.63%, 06/01/15	70,000	46,375
11.25%, 06/01/17	215,000	226,288
International Game Technology, 5.50%, 06/15/20	2,485,000	2,563,576
MGM Mirage, Inc.
11.13%, 11/15/17	220,000	242,550
9.00%, 03/15/20 (b)	50,000	51,375
OSI Restaurant Partners, Inc., 10.00%, 06/15/15	50,000	48,875
Peninsula Gaming LLC, 8.38%, 08/15/15	150,000	149,437
Pokagon Gaming Authority, 10.38%, 06/15/14 (b)	180,000	186,300
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	135,000	135,000

		3,649,776

Household Durables 0.0%†
Meritage Homes Corp., 7.15%, 04/15/20 (b)	90,000	80,550

Independent Power Producers & Energy Traders 0.4%
Calpine Construction Finance Co. LP, 8.00%, 06/01/16 (b)	35,000	35,787
NRG Energy, Inc., 7.38%, 01/15/17	155,000	153,450
PSEG Power LLC, 2.50%, 04/15/13 (b)	1,260,000	1,272,206
RRI Energy, Inc., 7.63%, 06/15/14	40,000	39,400

		1,500,843

Industrial Conglomerates 0.2%
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 08/15/13	775,000	861,612

Information Technology Services 0.1%
First Data Corp., 9.88%, 09/24/15	85,000	64,600

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Information Technology Services (continued)

Lender Processing Services, Inc., 8.13%, 07/01/16	$200,000	$210,500
SunGard Data Systems, Inc.
10.63%, 05/15/15	200,000	213,750
10.25%, 08/15/15	105,000	108,413

		597,263

Insurance 1.2%
American International Group, Inc., 8.18%, 05/15/58 (a)	310,000	244,900
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	990,000	981,259
5.50%, 03/30/20	1,450,000	1,407,357
Lincoln National Corp., 7.00%, 06/15/40	620,000	653,012
Prudential Financial, Inc.
3.88%, 01/14/15	1,220,000	1,228,679
6.63%, 06/21/40	465,000	473,227

		4,988,434

Machinery 0.1%
Case New Holland, Inc., 7.88%, 12/01/17 (b)	280,000	282,100
RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18(b)	95,000	92,150

		374,250

Media 2.1%
Cengage Learning Acquisitions, Inc., 10.50%, 01/15/15 (b)	55,000	51,150
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17 (b)	305,000	303,856
Clear Channel Communications, Inc., 5.75%, 01/15/13	185,000	141,525
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17 (b)	70,000	70,350
Comcast Corp.
6.30%, 11/15/17	505,000	576,545
6.40%, 03/01/40	1,340,000	1,442,266
DISH DBS Corp.
7.00%, 10/01/13	315,000	324,450
6.63%, 10/01/14	100,000	100,000
7.88%, 09/01/19	85,000	88,400
Gannett Co., Inc.
8.75%, 11/15/14 (b)	135,000	141,075
9.38%, 11/15/17 (b)	85,000	89,463
Interpublic Group of Cos., Inc., 10.00%, 07/15/17	150,000	165,375
Lamar Media Corp., 9.75%, 04/01/14	230,000	250,700
LIN Television Corp., Series B, 6.50%, 05/15/13	160,000	153,600
NBC Universal, Inc., 5.15%, 04/30/20 (b)	830,000	865,680
News America, Inc., 6.90%, 08/15/39	510,000	585,295
Nielsen Finance Co. LLC, 11.50%, 05/01/16	90,000	98,325
Sirius XM Radio, Inc., 8.75%, 04/01/15 (b)	100,000	98,500
Time Warner Cable, Inc., 6.75%, 07/01/18	1,910,000	2,192,447
Univision Communications, Inc., 12.00%, 07/01/14 (b)	110,000	117,975
Videotron Ltee, 6.88%, 01/15/14	385,000	386,925
WMG Acquisition Corp., 9.50%, 06/15/16	225,000	239,625
XM Satellite Radio, Inc., 11.25%, 06/15/13 (b)	40,000	42,700

		8,526,227

Metals & Mining 0.6%
Arch Coal, Inc., 8.75%, 08/01/16 (b)	260,000	271,050
Southern Copper Corp., 6.75%, 04/16/40	1,610,000	1,591,450
Steel Dynamics, Inc.
6.75%, 04/01/15	50,000	50,188
7.75%, 04/15/16	95,000	95,475
Tube City IMS Corp., 9.75%, 02/01/15	175,000	169,312
United States Steel Corp., 6.65%, 06/01/37	184,000	158,240

		2,335,715

Multiline Retail 0.0%†
Macy’s Retail Holdings, Inc., 6.90%, 04/01/29	90,000	86,625

Multi-Utilities 0.1%
Calpine Corp., 7.25%, 10/15/17 (b)	115,000	110,400
NRG Energy, Inc., 7.38%, 02/01/16	160,000	159,200

		269,600

Office Electronics 0.4%
Xerox Corp.
5.50%, 05/15/12	885,000	943,366
5.63%, 12/15/19	675,000	718,282

		1,661,648

Oil, Gas & Consumable Fuels 1.6%
Anadarko Petroleum Corp., 5.95%, 09/15/16	1,275,000	1,097,389
Chesapeake Energy Corp., 9.50%, 02/15/15	230,000	254,150

10 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)

Denbury Resources, Inc., 8.25%, 02/15/20	$80,000	$83,600
Dynegy Holdings, Inc., 7.75%, 06/01/19	450,000	311,062
Dynegy Roseton/Danskammer Pass-Through Trust, Series B, 7.67%, 11/08/16	30,000	26,400
El Paso Corp., 8.25%, 02/15/16	200,000	209,500
Forest Oil Corp.
8.50%, 02/15/14	60,000	62,550
7.25%, 06/15/19	135,000	130,275
Gazprom International SA, 7.20%, 02/01/20	118,108	122,548
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	490,000	529,219
6.50%, 09/01/39	705,000	726,510
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	318,000	303,690
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 04/15/20 (b)	90,000	92,138
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.75%, 04/15/18	260,000	262,600
Peabody Energy Corp., 7.38%, 11/01/16	35,000	36,444
Petroleos de Venezuela SA, 5.25%, 04/12/17	15,000	8,025
Regency Energy Partners LP, 8.38%, 12/15/13	130,000	133,900
Southern Star Central Corp., 6.75%, 03/01/16	140,000	135,450
Valero Energy Corp.
6.13%, 02/01/20	1,230,000	1,263,943
6.63%, 06/15/37	905,000	881,148

		6,670,541

Paper & Forest Products 0.1%
Georgia-Pacific LLC, 7.00%, 01/15/15 (b)	200,000	202,000
Masco Corp., 7.13%, 03/15/20	95,000	92,244

		294,244

Real Estate Investment Trusts (REITs) 1.0%
Host Hotels & Resorts LP
7.13%, 11/01/13	85,000	85,637
6.88%, 11/01/14	50,000	49,875
6.38%, 03/15/15	35,000	34,300
Host Hotels & Resorts LP, Series Q, 6.75%, 06/01/16	210,000	207,637
Simon Property Group LP
5.25%, 12/01/16	895,000	953,089
5.88%, 03/01/17	645,000	697,352
Ventas Realty LP, Series 1, 6.50%, 06/01/16	260,000	264,749
Ventas Realty LP
6.50%, 06/01/16	120,000	122,192
6.75%, 04/01/17	45,000	45,544
WEA Finance LLC, 7.50%, 06/02/14 (b)	1,605,000	1,818,889

		4,279,264

Retailing 0.0%†
JC Penney Corp., Inc., 7.40%, 04/01/37	125,000	125,000

Road & Rail 0.1%
Russian Railways, 5.74%, 04/03/17	400,000	393,500

Semiconductors & Semiconductor Equipment 0.1%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)	165,000	164,175
Freescale Semiconductor, Inc., 9.25%, 04/15/18 (b)	165,000	162,937

		327,112

Specialty Retail 0.0%†
Toys “R” Us Property Co. I LLC, 10.75%, 07/15/17 (b)	145,000	158,413

Tobacco 2.3%
Altria Group, Inc.
9.70%, 11/10/18	3,660,000	4,634,951
9.95%, 11/10/38	255,000	335,010
Lorillard Tobacco Co.
8.13%, 06/23/19	3,635,000	4,031,408
6.88%, 05/01/20	640,000	650,132

		9,651,501

Trading Companies & Distributors 0.2%
RSC Equipment Rental, Inc.
9.50%, 12/01/14	180,000	178,875
10.25%, 11/15/19 (b)	95,000	95,950
United Rentals North America, Inc.
7.00%, 02/15/14	85,000	79,900
10.88%, 06/15/16	300,000	321,750

		676,475

Wireless Telecommunication Services 0.5%
America Movil SAB de CV, 5.00%, 03/30/20(b)	1,415,000	1,461,940
Cricket Communications, Inc., 7.75%, 05/15/16	150,000	153,000

2010 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Corporate Bonds (continued)
	Principal Amount	Market Value

Wireless Telecommunication Services (continued)

MetroPCS Wireless, Inc., 9.25%, 11/01/14	$160,000	$164,800
Vodafone Group PLC, 4.15%, 06/10/14	90,000	94,436

		1,874,176

Total Corporate Bonds (cost $144,635,908)		150,726,135

U.S. Government Mortgage Backed Agencies 32.5%

Fannie Mae Pool
Pool # 969941 5.00%, 03/01/23	171,347	183,060
Pool # 982885 5.00%, 05/01/23	69,598	74,356
Pool # 975884 5.00%, 06/01/23	63,852	68,217
Pool # 987214 5.00%, 07/01/23	30,477	32,560
Pool # 976243 5.00%, 08/01/23	116,214	124,159
Pool # 987456
5.00%, 08/01/23	86,158	92,048
Pool # 965102
5.00%, 09/01/23	36,890	39,412
Pool # 988300
5.00%, 09/01/23	178,911	191,141
Pool # 992021
5.00%, 10/01/23	110,846	118,423
Pool # 735578
5.00%, 06/01/35	283,173	300,574
Pool # 834657
5.50%, 08/01/35	23,367	25,143
Pool # 835482
5.50%, 10/01/35	141,274	152,010
Pool # 745826
6.00%, 07/01/36	97,002	105,572
Pool # 899215
6.00%, 10/01/36	188,784	205,462
Pool # 831922
5.50%, 11/01/36	113,412	121,925
Pool # 888222
6.00%, 02/01/37	206,188	224,404
Pool # 913304
5.50%, 04/01/37	263,525	283,249
Pool # 899528
5.50%, 05/01/37	736,077	791,173
Pool # 937090
5.50%, 05/01/37	695,443	747,496
Pool # 917141
5.50%, 06/01/37	148,679	159,840
Pool # 915639
6.00%, 06/01/37	823,934	895,179
Pool # 939984
6.00%, 06/01/37	689,020	748,599
Pool # 938175
5.50%, 07/01/37	116,403	125,115
Pool # 899598
6.00%, 07/01/37	89,800	97,565
Pool # 928483
6.00%, 07/01/37	830,537	902,352
Pool # 944526
6.00%, 07/01/37	375,158	407,597
Pool # 945218
5.50%, 08/01/37	28,994	31,164
Pool # 936895
6.00%, 08/01/37	43,597	47,367
Pool # 952277
5.50%, 09/01/37	14,758	15,863
Pool # 943640
5.50%, 10/01/37	27,794	29,875
Pool # 950992
5.50%, 10/01/37	41,173	44,255
Pool # 946923
6.00%, 10/01/37	853,465	927,262
Pool # 960117
5.50%, 11/01/37	14,576	15,667
Pool # 933166
6.00%, 11/01/37	2,332,145	2,533,802
Pool # 956411
6.00%, 11/01/37	330,969	359,587
Pool # 959983
6.00%, 11/01/37	954,437	1,036,966
Pool # 967276
5.00%, 12/01/37	178,989	189,670
Pool # 929018
6.00%, 12/01/37	632,008	686,656
Pool # 966419
6.00%, 12/01/37	394,752	428,886
Pool # 952035
5.50%, 01/01/38	414,223	445,228
Pool # 961256
5.50%, 01/01/38	528,017	567,540
Pool # 969451
5.50%, 01/01/38	749,289	805,374
Pool # 961348
6.00%, 01/01/38	1,062,513	1,154,387
Pool # 965719
6.00%, 01/01/38	276,924	300,696
Pool # 960048
5.50%, 02/01/38	40,823	43,878
Pool # 969757
5.50%, 02/01/38	32,997	35,467
Pool # 972701
5.50%, 02/01/38	136,206	146,401
Pool # 933409
5.00%, 03/01/38	687,988	729,042
Pool # 961849
5.50%, 03/01/38	353,957	380,450

12 Semiannual Report 2010

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Fannie Mae Pool (continued)
Pool # 974674
5.50%, 03/01/38	$192,315	$206,710
Pool # 970185
5.00%, 04/01/38	328,963	348,593
Pool # 973726
6.00%, 04/01/38	1,737,607	1,886,770
Pool # 929515
5.00%, 05/01/38	126,595	134,149
Pool # 962874
5.00%, 05/01/38	107,741	114,170
Pool # 982126
5.00%, 05/01/38	326,365	345,840
Pool # 969268
5.50%, 05/01/38	25,765	27,693
Pool # 970232
5.50%, 05/01/38	76,683	82,423
Pool # 995048
5.50%, 05/01/38	1,016,395	1,092,688
Pool # 889509
6.00%, 05/01/38	410,114	445,576
Pool # 889579
6.00%, 05/01/38	742,391	806,584
Pool # 933927
5.50%, 06/01/38	275,441	296,058
Pool # 976213
5.50%, 06/01/38	29,258	31,448
Pool # 983821
5.50%, 06/01/38	229,671	246,862
Pool # 985731
5.50%, 06/01/38	343,361	369,062
Pool # 934108
5.00%, 07/01/38	408,072	432,423
Pool # 934333
5.50%, 07/01/38	2,078,416	2,233,985
Pool # 986264
5.50%, 07/01/38	1,529,409	1,643,886
Pool # 988029
5.00%, 08/01/38	391,283	414,632
Pool # 257306
5.50%, 08/01/38	40,121	43,124
Pool # 964970
5.50%, 08/01/38	375,887	404,022
Pool # 975697
5.50%, 08/01/38	272,247	292,625
Pool # 986062
5.50%, 08/01/38	94,131	101,177
Pool # 925973
6.00%, 08/01/38	132,764	144,160
Pool # 970818
5.50%, 09/01/38	402,439	432,562
Pool # 970650
5.50%, 10/01/38	1,067,834	1,147,761
Pool # 990786
5.50%, 10/01/38	231,868	249,223
Pool # 992032
5.50%, 10/01/38	552,390	593,736
Pool # 992471
5.50%, 10/01/38	153,238	164,708
Pool # 991002
6.00%, 10/01/38	122,853	133,399
Pool # 934645
5.50%, 11/01/38	1,166,136	1,253,421
Pool # 985805
5.50%, 11/01/38	377,417	405,667
Pool # 934249
5.50%, 12/01/38	373,094	401,020
Pool # 970929
5.50%, 12/01/38	824,529	886,245
Pool # 992676
5.50%, 12/01/38	666,537	716,428
Pool # 993111
5.50%, 01/01/39	765,981	823,314
Pool # AC0017
5.50%, 09/01/39	53,213	57,191
Pool # AD0638
6.00%, 09/01/39	623,613	677,536
5.00%, 07/25/40	10,220,000	10,812,443
6.00%, 07/25/40	240,000	260,287
5.00%, 08/25/40	1,155,000	1,217,623
Fannie Mae TBA
5.50%, 07/25/40	62,045,000	66,601,461
Freddie Mac Gold Pool
Pool # G13072
5.00%, 04/01/23	69,444	74,147
Pool # G13122
5.00%, 04/01/23	49,704	53,060
Pool # J07940
5.00%, 05/01/23	549,246	586,332
Pool # G13225
5.00%, 06/01/23	705,594	753,237
Pool # J07942
5.00%, 06/01/23	70,052	74,782
Pool # J08443
5.00%, 07/01/23	149,092	159,159
Pool # A14186
5.50%, 10/01/33	10,057	10,857
Pool # A82875
5.50%, 11/01/33	251,549	271,571
Pool # C01674
5.50%, 11/01/33	78,539	84,790
Pool # A39584
5.50%, 11/01/35	280,527	302,066
Pool # A52983
5.50%, 10/01/36	601,276	646,503
Pool # A61562
5.50%, 10/01/36	233,769	251,352
Pool # G02379
6.00%, 10/01/36	118,819	129,261

2010 Semiannual Report 13

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value

Freddie Mac Gold Pool (continued)
Pool # G08204
5.50%, 06/01/37	$84,023	$90,272
Pool # G03432
5.50%, 11/01/37	67,997	73,055
Pool # A72499
6.00%, 02/01/38	79,883	86,810
Pool # G04220
5.50%, 03/01/38	197,485	212,175
Pool # G08256
5.50%, 03/01/38	86,483	92,916
Pool # G04156
6.00%, 03/01/38	172,233	187,170
Pool # G08263
5.50%, 04/01/38	117,592	126,338
Pool # A76684
5.00%, 05/01/38	312,782	331,349
Pool # A77391
5.00%, 05/01/38	938,504	994,214
Pool # A76939
5.50%, 05/01/38	231,472	248,690
Pool # A77208
5.50%, 05/01/38	192,354	206,662
Pool # A77648
5.50%, 06/01/38	83,938	90,181
Pool # A77937
5.50%, 06/01/38	1,296,063	1,392,466
Pool # G04458
5.50%, 06/01/38	638,215	685,687
Pool # A78076
6.00%, 06/01/38	157,079	170,702
Pool # A78454
6.00%, 06/01/38	324,286	352,409
Pool # A79197
5.00%, 07/01/38	158,518	167,927
Pool # A78982
5.50%, 07/01/38	287,385	308,761
Pool # A79018
5.50%, 07/01/38	651,476	699,934
Pool # A79806
5.50%, 07/01/38	177,500	190,703
Pool # G04471
5.50%, 07/01/38	697,434	749,310
Pool # A82609
5.50%, 09/01/38	301,536	323,964
Pool # A83032
5.50%, 11/01/38	180,353	193,768
Pool # A83345
5.00%, 12/01/38	521,149	552,084
Pool # A83596
5.50%, 12/01/38	327,332	351,679
Pool # G08323
5.00%, 02/01/39	1,467,351	1,554,454
Pool # A87679
5.00%, 08/01/39	741,339	785,271
Freddie Mac Non Gold Pool Pool # 1K1238, 5.81%, 07/01/36 (a)	56,969	60,663
Ginnie Mae I Pool
Pool # 603581
5.50%, 04/15/33	96,867	105,443
Pool # 618988
6.00%, 06/15/34	68,673	75,569
Pool # 658029
6.00%, 07/15/36	25,989	28,428
Pool # 617456
6.00%, 03/15/37	40,133	43,824
Pool # 600658
5.50%, 05/15/37	94,742	102,596
Pool # 657732
5.50%, 05/15/37	150,776	163,276
Pool # 675407
5.50%, 07/15/37	109,086	118,130
Pool # 782185
6.00%, 09/15/37	24,423	26,681
Pool # 670824
6.00%, 12/15/37	62,963	68,753
Pool # 671189
6.00%, 12/15/37	45,419	49,597
Pool # 686034
5.50%, 04/15/38	85,652	92,699
Pool # 674084
5.00%, 05/15/38	275,967	294,733
Pool # 686342
6.00%, 05/15/38	32,321	35,283
Pool # 690847
5.50%, 06/15/38	79,787	86,352
Pool # 632219
5.50%, 07/15/38	65,289	70,661
Pool # 689694
5.50%, 07/15/38	137,179	148,466
Pool # 690435
5.50%, 07/15/38	111,444	120,613
Pool # 687727
6.00%, 07/15/38	67,638	73,838
Pool # 690310
6.00%, 07/15/38	67,561	73,754
Pool # 689575
6.50%, 07/15/38	283,593	311,607

Total U.S. Government Mortgage Backed Agencies (cost $130,294,442)		133,917,833

Sovereign Bonds 1.5%

ARGENTINA 0.0%†
Argentina Bonos, 2.50%, 12/31/38 (c)	157,000	56,324

14 Semiannual Report 2010

Sovereign Bonds (continued)
	Principal Amount	Market Value

BELIZE 0.0%†
Belize Government International Bond, 6.00%, 02/20/29 (c)	$94,000	$69,560

BRAZIL 0.2%
Brazilian Government International Bond
4.88%, 01/22/21	260,000	260,390
11.00%, 08/17/40	54,000	72,306
5.63%, 01/07/41	293,000	287,872

		620,568

BULGARIA 0.0%†
Bulgaria Government International Bond, 8.25%, 01/15/15	70,000	78,750

COLOMBIA 0.1%
Colombia Government International Bond
10.75%, 01/15/13	30,000	36,075
8.25%, 12/22/14	110,000	130,840
7.38%, 03/18/19	100,000	117,000
8.13%, 05/21/24	40,000	49,400

		333,315

EL SALVADOR 0.0%†
El Salvador Government International Bond, 7.65%, 06/15/35	135,000	143,100

GABON 0.0%†
Gabonese Republic, 8.20%, 12/12/17	100,000	106,530

INDONESIA 0.2%
Indonesia Government International Bond
6.75%, 03/10/14	296,000	327,328
7.25%, 04/20/15	45,000	51,338
5.88%, 03/13/20	339,000	358,916
8.50%, 10/12/35	165,000	208,313

		945,895

LEBANON 0.1%
Lebanon Government International Bond
9.00%, 03/20/17	15,000	17,607
6.38%, 03/09/20	162,000	162,005
8.25%, 04/12/21	150,000	169,125

		348,737

LITHUANIA 0.1%
Lithuania Government International Bond, 7.38%, 02/11/20 (b)	210,000	219,049

MEXICO 0.0%†
Mexico Government International Bond
5.88%, 02/17/14	60,000	65,820
6.75%, 09/27/34	100,000	115,250

		181,070

PANAMA 0.1%
Panama Government International Bond
7.25%, 03/15/15	40,000	46,300
8.88%, 09/30/27	165,000	219,846
6.70%, 01/26/36	25,000	27,815

		293,961

PERU 0.1%
Republic of Peru
7.13%, 03/30/19	168,000	198,660
6.55%, 03/14/37	50,000	55,250

		253,910

PHILIPPINES 0.1%
Philippine Government International Bond
9.88%, 01/15/19	130,000	172,965
9.50%, 02/02/30	12,000	16,286

		189,251

POLAND 0.0%†
Poland Government International Bond, 6.38%, 07/15/19	128,000	139,840

RUSSIA 0.0%†
Russian Foreign Bond — Eurobond, 7.50%, 03/31/30 (c)	85,560	96,452

SOUTH AFRICA 0.1%
South Africa Government International Bond
6.50%, 06/02/14	45,000	50,247
5.50%, 03/09/20	420,000	434,910
5.88%, 05/30/22	100,000	105,760

		590,917

TURKEY 0.2%
Republic of Turkey, 7.50%, 11/07/19	100,000	114,625
Turkey Government International Bond
7.00%, 06/05/20	210,000	232,522
5.63%, 03/30/21	180,000	178,587
7.38%, 02/05/25	70,000	78,810
6.88%, 03/17/36	140,000	144,550

		749,094

2010 Semiannual Report 15

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Core Plus Bond Fund (Continued)

Sovereign Bonds (continued)
	Principal Amount	Market Value

UKRAINE 0.1%
Ukraine Government International Bond, 6.58%, 11/21/16	$327,000	$302,900

URUGUAY 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	75,000	90,731
6.88%, 09/28/25	153,000	170,595
7.88%, 01/15/33	125,000	148,125

		409,451

VENEZUELA 0.0%†
Bolivarian Republic of Venezuela, 8.25%, 10/13/24	133,000	76,808

VIETNAM 0.0%†
Socialist Republic of Vietnam, 6.75%, 01/29/20	100,000	103,440

Total Sovereign Bonds (cost $6,109,425)		6,308,922

U.S. Government Sponsored & Agency Obligations 0.5%

Federal Home Loan Banks
3.63%, 05/29/13	1,630,000	1,745,813
4.00%, 09/06/13	150,000	162,303

Total U.S. Government Sponsored & Agency Obligations (cost $1,759,254)		1,908,116

U.S. Treasury Bill 15.5%

U.S. Treasury Bill, 0.21%, 11/18/10	64,000,000	63,953,984

Total U.S. Treasury Bill (cost $63,948,511)		63,953,984

U.S. Treasury Bond 6.3%

U.S. Treasury Inflation Indexed Bonds, 2.38%, 01/15/17	21,505,000	25,665,398

Total U.S. Treasury Bond (cost $23,996,846)		25,665,398

U.S. Treasury Notes 7.6%

	Principal Amount	Market Value

U.S. Treasury Note
2.38%, 10/31/14	6,535,000	6,742,284
3.13%, 01/31/17	14,195,000	14,845,968
3.63%, 08/15/19	490,000	518,137
3.63%, 02/15/20	8,525,000	9,007,191

Total U.S. Treasury Notes (cost $30,188,301)		31,113,580

Mutual Fund 7.4%

	Shares	Market Value

Money Market Fund 7.4%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (d)	30,608,437	30,608,437

Total Mutual Fund (cost $30,608,437)		30,608,437

Total Investments (cost $467,726,578) (e) — 118.3%		487,008,602

Liabilities in excess of other assets — (18.3)%		(75,227,968)

NET ASSETS — 100.0%		$411,780,634

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2010. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2010 was $30,662,383 which represents 7.45% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at June 30, 2010.

(d)	Represents 7-day effective yield as of June 30, 2010.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AG	Stock Corporation

BV	Private Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

16 Semiannual Report 2010

Ltd.	Limited

OJSC	Open Joint Stock Company

PLC	Public Limited Company

SA	Stock Company

SAB de CV	Public Traded Company

TBA	To Be Announced

ULC	Unlimited Liability Company

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 17

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Core Plus
Bond Fund

Assets:
Investments, at value (cost $467,726,578)	$487,008,602
Interest and dividends receivable	3,239,761
Receivable for investments sold	3,491,178
Receivable for capital shares issued	1,822,693
Prepaid expenses and other assets	17,171

Total Assets	495,579,405

Liabilities:
Payable for investments purchased	83,584,850
Payable for capital shares redeemed	10,631
Accrued expenses and other payables:
Investment advisory fees	146,840
Fund administration fees	16,379
Distribution fees	5,038
Administrative servicing fees	2,885
Accounting and transfer agent fees	14,449
Custodian fees	662
Compliance program costs (Note 3)	1,713
Professional fees	13,308
Other	2,016

Total Liabilities	83,798,771

Net Assets	$411,780,634

Represented by:
Capital	$388,160,506
Accumulated undistributed net investment income	50,298
Accumulated net realized gains from investment transactions	4,287,806
Net unrealized appreciation/(depreciation) from investments	19,282,024

Net Assets	$411,780,634

Net Assets:
Class I Shares	$457,215
Class II Shares	24,985,550
Class Y Shares	386,337,869

Total	$411,780,634

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	41,103
Class II Shares	2,248,852
Class Y Shares	34,698,549

Total	36,988,504

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$11.12
Class II Shares	$11.11
Class Y Shares	$11.13

The accompanying notes are an integral part of these financial statements.

18 Semiannual Report 2010

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Core Plus
Bond Fund

INVESTMENT INCOME:
Interest income	$7,350,805
Dividend income	31,092
Foreign tax withholding	(2,619)

Total Income	7,379,278

EXPENSES:
Investment advisory fees	777,514
Fund administration fees	70,224
Distribution fees Class II Shares	26,611
Administrative servicing fees Class I Shares	294
Administrative servicing fees Class II Shares	15,966
Professional fees	21,238
Printing fees	22,265
Trustee fees	5,992
Custodian fees	6,174
Accounting and transfer agent fees	19,775
Compliance program costs (Note 3)	722
Other	7,531

Total expenses before earnings credits	974,306
Earnings credit (Note 4)	(181)

Net Expenses	974,125

NET INVESTMENT INCOME	6,405,153

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	4,305,483
Net change in unrealized appreciation/(depreciation) from investments	7,610,904

Net realized/unrealized gains from investments	11,916,387

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$18,321,540

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 19

Statements of Changes in Net Assets

	NVIT Core Plus Bond Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$6,405,153	$7,465,180
Net realized gains from investment transactions	4,305,483	7,981,425
Net change in unrealized appreciation from investments	7,610,904	11,328,570

Change in net assets resulting from operations	18,321,540	26,775,175

Distributions to Shareholders From:
Net investment income:
Class I	(6,585)	(15,024)
Class II	(351,968)	(450,099)
Class Y	(5,996,302)	(7,961,109)
Net realized gains:
Class I	(2,391)	(8,153)
Class II	(130,280)	(325,813)
Class Y	(1,985,311)	(4,664,069)

Change in net assets from shareholder distributions	(8,472,837)	(13,424,267)

Change in net assets from capital transactions	109,163,771	198,804,225

Change in net assets	119,012,474	212,155,133

Net Assets:
Beginning of period	292,768,160	80,613,027

End of period	$411,780,634	$292,768,160

Accumulated undistributed net investment income at end of period	$50,298	$–

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$203,987	$460,691
Dividends reinvested	8,976	23,177
Cost of shares redeemed	(201,497)	(273,402)

Total Class I	11,466	210,466

Class II Shares
Proceeds from shares issued	8,359,640	20,232,427
Dividends reinvested	482,248	775,912
Cost of shares redeemed	(2,792,210)	(5,903,118)

Total Class II	6,049,678	15,105,221

Class Y Shares
Proceeds from shares issued	98,765,743	185,547,517
Dividends reinvested	7,981,613	12,625,178
Cost of shares redeemed	(3,644,729)	(14,684,157)

Total Class Y	103,102,627	183,488,538

Change in net assets from capital transactions	$109,163,771	$198,804,225

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

20 Semiannual Report 2010

	NVIT Core Plus Bond Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS:
Class I Shares
Issued	18,429	44,754
Reinvested	813	2,170
Redeemed	(18,372)	(26,051)

Total Class I Shares	870	20,873

Class II Shares
Issued	759,076	1,932,145
Reinvested	43,721	72,083
Redeemed	(253,880)	(587,282)

Total Class II Shares	548,917	1,416,946

Class Y Shares
Issued	8,939,662	17,681,082
Reinvested	722,106	1,176,337
Redeemed	(330,136)	(1,429,138)

Total Class Y Shares	9,331,632	17,428,281

Total change in shares	9,881,419	18,866,100

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 21

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Core Plus Bond Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net										Ratio of
			Realized									Ratio of Net	Expenses
	Net Asset		and								Ratio of	Investment	(Prior to
	Value,		Unrealized					Net			Expenses	Income	Reimbursements)
	Beginning	Net	Gains (Losses)	Total	Net	Net		Asset		Net Assets	to Average	to Average	to Average
	of	Investment	from	from	Investment	Realized	Total	Value, End	Total	at End	Net	Net	Net	Portfolio
	Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	of Period	Assets (b)	Assets (b)	Assets (b) (c)	Turnover (d)

Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$10.79	0.20	0.37	0.57	(0.18)	(0.06)	(0.24)	$11.12	5.33%	$457,215	0.69%	3.57%	0.69%	154.57%
Year Ended December 31, 2009 (e)	$9.78	0.46	1.15	1.61	(0.40)	(0.20)	(0.60)	$10.79	16.62%	$434,166	0.70%	4.34%	0.71%	157.56%
Period Ended December 31, 2008 (e) (f)	$10.00	0.18	(0.20)	(0.02)	(0.20)	–	(0.20)	$9.78	(0.13%)	$189,255	0.62%	4.57%	0.74%	105.57%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$10.78	0.18	0.38	0.56	(0.17)	(0.06)	(0.23)	$11.11	5.22%	$24,985,550	0.94%	3.32%	0.94%	154.57%
Year Ended December 31, 2009 (e)	$9.77	0.41	1.18	1.59	(0.38)	(0.20)	(0.58)	$10.78	16.44%	$18,326,170	0.95%	3.84%	0.95%	157.56%
Period Ended December 31, 2008 (e) (f)	$10.00	0.18	(0.21)	(0.03)	(0.20)	–	(0.20)	$9.77	(0.31%)	$2,765,081	0.94%	4.29%	1.03%	105.57%

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$10.80	0.20	0.38	0.58	(0.19)	(0.06)	(0.25)	$11.13	5.41%	$386,337,869	0.54%	3.72%	0.54%	154.57%
Year Ended December 31, 2009 (e)	$9.78	0.46	1.18	1.64	(0.42)	(0.20)	(0.62)	$10.80	16.89%	$274,007,824	0.55%	4.35%	0.56%	157.56%
Period Ended December 31, 2008 (e) (f)	$10.00	0.21	(0.22)	(0.01)	(0.21)	–	(0.21)	$9.78	(0.09%)	$77,658,691	0.55%	4.66%	0.66%	105.57%
Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

22 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Core Plus Bond Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

2010 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affects the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset Back Securities	$—	$483,815	$—	$483,815

Commercial Mortgage Backed Securities	—	42,322,382	—	42,322,382

Corporate Bonds	—	150,726,135	—	150,726,135

Mutual Fund	30,608,437	—	—	30,608,437

Sovereign Bonds	—	6,308,922	—	6,308,922

U.S. Government Mortgage Backed Agencies	—	133,917,833	—	133,917,833

U.S. Government Sponsored & Agency Obligations	—	1,908,116	—	1,908,116

U.S. Treasury Bill	—	63,953,984	—	63,953,984

U.S. Treasury Bond	—	25,665,398	—	25,665,398

U.S. Treasury Notes	—	31,113,580	—	31,113,580

Total Assets	$30,608,437	$456,400,165	$—	$487,008,602

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

24 Semiannual Report 2010

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes

2010 Semiannual Report 25

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Neuberger Berman Fixed Income, LLC (“Neuberger Berman”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of Neuberger Berman.

Under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.45%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the subadviser. NFA paid the subadviser $333,362 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.55% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the period/ year in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Fiscal Year	Six Months Ended
2008 Amount (a)	2009 Amount	June 30, 2010	Total

$34,000	$9,652	$—	$43,652

(a)	For the period March 25, 2008 (commencement of operations) to December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

26 Semiannual Report 2010

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II shares of the Fund.

For the six months ended June 30, 2010, NFS received $16,260 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $722.

2010 Semiannual Report 27

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $624,932,662 and sales of $517,189,516 (excluding short-term securities).

For the six months ended June 30, 2010, the Fund had purchases of $511,533,161 and sales of $464,202,986 of U.S. Government securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

28 Semiannual Report 2010

7. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$467,827,962	$20,118,863	$(938,223)	$19,180,640

8. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 29

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

30 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Core Plus Bond Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Neuberger Berman Fixed Income LLC (“Neuberger Berman”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. With respect to performance, the Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2009 was in the second quintile of its Peer Group. The Trustees noted that the Fund outperformed its benchmark, the Barclays Capital U.S. Aggregate Bond Index, for the same period. In light of the Fund’s relatively short performance history, the Trustees took into consideration Neuberger Berman’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of Neuberger Berman.

The Trustees then noted that the Fund’s total expenses were only two basis points above the Peer Group median. The Trustees noted that the Fund’s contractual advisory fee for Class II shares was in the first quintile of its Peer Group, while the Fund’s actual advisory fee was in the third quintile and above the median of its Peer Group. The Trustees then noted that the Fund’s total expenses were in the first quintile of its Peer Group. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 31

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

32 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 33

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

34 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 35

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NVIT Enhanced Income Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

11	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

15	Notes to Financial Statements

22	Supplemental Information

24	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ENHI (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Enhanced Income Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Enhanced Income Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class Y Shares	Actual		1,000.00	1,007.30	2.14	0.43
	Hypothetical	[b]	1,000.00	1,022.66	2.16	0.43

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Enhanced Income Fund
June 30, 2010 (Unaudited)

Asset Allocation

Asset-Backed Securities	28.8%
Corporate Bonds	27.7%
Collateralized Mortgage Obligations	25.0%
Mutual Fund	5.0%
U.S. Treasury Notes	4.2%
Commercial Mortgage Backed Securities	3.0%
Sovereign Bonds	2.5%
U.S. Government Sponsored & Agency Obligations	1.8%
U.S. Government Mortgage Backed Agencies	0.9%
Yankee Dollar	0.5%
Other assets in excess of liabilities	0.6%

100.0%

Top Industries †

Diversified Financial Services	8.2%
Commercial Banks	6.1%
Capital Markets	2.6%
Aerospace & Defense	2.0%
Diversified Telecommunication Services	1.5%
Insurance	1.2%
Food & Staples Retailing	1.2%
Personal Products	1.0%
Communications Equipment	0.7%
Food Products	0.7%
Other Industries	74.8%

100.0%

Top Holdings †

Invesco Liquid Assets Portfolio — Institutional Class	5.0%
Fannie Mae REMICS, 4.00%, 09/25/24	2.3%
U.S. Treasury Note, 1.13%, 01/15/12	1.9%
U.S. Treasury Note, 1.00%, 09/30/11	1.4%
CenterPoint Energy Transition Bond Co. LLC, 4.97%, 08/01/14	1.2%
Capital One Multi-Asset Execution Trust, 4.85%, 02/18/14	1.2%
Freddie Mac REMICS, 4.00%, 01/15/17	1.1%
PG&E Energy Recovery Funding LLC, 5.03%, 03/25/14	1.0%
Honeywell International, Inc., 6.13%, 11/01/11	1.0%
Western Union Co. (The), 5.40%, 11/17/11	1.0%
Other Holdings	82.9%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities 28.8%

	Principal Amount	Market Value

Automobile 12.3%
Ally Auto Receivables Trust Series 2010-1, Class A2, 0.75%, 04/15/12	$2,400,000	$2,397,299
Series 2010-2, Class A2, 0.89%, 09/17/12	3,000,000	3,000,206
Bank of America Auto Trust Series 2009-3A, Class A2, 0.89%, 04/15/12 (a)	3,000,000	3,002,002
Series 2010-1A, Class A2, 0.75%, 06/15/12 (a)	3,000,000	2,999,545
BMW Vehicle Owner Trust, Series 2010-A, Class A2, 0.68%, 09/25/12	3,000,000	2,997,175
Capital Auto Receivables Asset Trust Series 2006-2, Class A3A, 4.98%, 05/15/11	36,412	36,477
Series 2007-1, Class A4A, 5.01%, 04/16/12	2,236,255	2,284,490
Honda Auto Receivables Owner Trust Series 2009-2, Class A2, 2.22%, 08/15/11	1,217,976	1,221,102
Series 2010-1, Class A2, 0.62%, 02/21/12	3,500,000	3,497,825
Hyundai Auto Receivables Trust, Series 2010-A, Class A2, 0.86%, 11/15/12	3,500,000	3,500,458
Nissan Auto Receivables Owner Trust Series 2006-C, Class A4, 5.45%, 06/15/12	731,216	735,277
Series 2007-B, Class A4, 5.16%, 03/17/14	2,483,717	2,568,049
Toyota Auto Receivables Owner Trust, Series 2010-A, Class A2, 0.75%, 05/15/12	3,500,000	3,496,899
USAA Auto Owner Trust Series 2007-2, Class A4, 5.07%, 06/15/13	2,550,000	2,623,848
Series 2008-2, Class A3, 4.64%, 10/15/12	423,856	432,388
Volkswagen Auto Loan Enhanced Trust Series 2008-1, Class A3, 4.50%, 07/20/12	1,983,502	2,012,682
Series 2010-1, Class A2, 0.66%, 05/21/12	3,000,000	2,997,938
World Omni Auto Receivables Trust Series 2009-A, Class A3, 3.33%, 05/15/13	3,000,000	3,060,727
Series 2010-A, Class A2, 0.70%, 06/15/12	3,000,000	2,997,826

		45,862,213

Credit Card 7.8%
American Express Credit Account Master Trust Series 2005-4, Class A, 0.42%, 01/15/15 (b)	3,392,000	3,375,848
Series 2007-5, Class A, 0.38%, 12/15/14 (b)	3,000,000	2,984,249
BA Credit Card Trust, Series 2006-A16, Class A16, 4.72%, 05/15/13	2,000,000	2,036,742
Capital One Multi-Asset Execution Trust Series 2006-A2, Class A, 4.85%, 11/15/13	3,000,000	3,065,452
Series 2008-A5, Class A5, 4.85%, 02/18/14	4,230,000	4,360,931
Chase Issuance Trust Series 2005-A7, Class A7, 4.55%, 03/15/13	2,500,000	2,551,071
Series 2007-A15, Class A, 4.96%, 09/17/12	3,500,000	3,531,429
Series 2008-A9, Class A9, 4.26%, 05/15/13	2,500,000	2,573,275
Citibank Credit Card Issuance Trust, Series 2005-A7, Class A7, 4.75%, 10/22/12	2,000,000	2,024,823
MBNA Credit Card Master Note Trust, Series 2004-A2, Class A2, 0.50%, 07/15/13 (b)	2,400,000	2,399,043

		28,902,863

Other 8.7%
AEP Texas Central Transition Funding LLC, Series 2002-1, Class A4, 5.96%, 07/15/15	1,126,000	1,212,968
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 08/01/14	4,347,248	4,528,441
Consumer Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	1,152,152	1,224,336

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Asset-Backed Securities (continued)
	Principal Amount	Market Value

Other (continued)

FPL Recovery Funding LLC, Series 2007-A, Class A1, 5.05%, 02/01/13	$527,895	$531,464
John Deere Owner Trust Series 2008-A, Class A4, 4.89%, 03/16/15	3,500,000	3,647,375
Series 2009-B, Class A2, 0.85%, 03/15/12	1,651,946	1,652,048
Series 2009-B, Class A3, 1.57%, 10/15/13	1,200,000	1,201,315
Series 2010-A, Class A2, 0.72%, 07/16/12	3,500,000	3,497,305
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A3, 4.13%, 09/15/13	2,435,478	2,487,367
Peco Energy Transition Trust, Series 2001-A, Class A1, 6.52%, 12/31/10	1,298,387	1,311,423
PG&E Energy Recovery Funding LLC Series 2005-1, Class A3, 4.14%, 09/25/12	200,743	202,428
Series 2005-1, Class A4, 4.37%, 06/25/14	3,175,000	3,295,096
Series 2005-2, Class A2, 5.03%, 03/25/14	3,690,453	3,834,004
PSE&G Transition Funding LLC, Series 2001-1, Class A5, 6.45%, 03/15/13*	1,114,593	1,143,890
Volvo Financial Equipment LLC, Series 2010-1A, Class A2, 1.06%, 06/15/12 (a)	2,700,000	2,700,794

		32,470,254

Total Asset-Backed Securities (cost $107,401,942)		107,235,330

Collateralized Mortgage Obligations 25.0%

Fannie Mae REMICS, Series 2002-82, Class XD, 5.00%, 07/25/16	786,482	799,228
Fannie Mae REMICS, Series 2003-122, Class OK, 4.00%, 06/25/17	1,493,000	1,553,236
Fannie Mae REMICS, Series 2003-14, Class AN, 3.50%, 03/25/33	227,249	234,267
Fannie Mae REMICS, Series 2003-14, Class KE, 5.00%, 01/25/17	793,701	807,777
Fannie Mae REMICS, Series 2003-15, Class WC, 4.00%, 12/25/16	946,012	959,205
Fannie Mae REMICS, Series 2003-49, Class TK, 3.50%, 03/25/18	2,381,430	2,468,935
Fannie Mae REMICS, Series 2003-57, Class NB, 3.00%, 06/25/18	228,186	234,036
Fannie Mae REMICS, Series 2003-67, Class TA, 3.00%, 08/25/17	1,741,600	1,778,758
Fannie Mae REMICS, Series 2003-75, Class NB, 3.25%, 08/25/18	133,916	135,375
Fannie Mae REMICS, Series 2004-32, Class AB, 4.00%, 10/25/17	1,365,750	1,411,615
Fannie Mae REMICS, Series 2004-61, Class AB, 5.00%, 03/25/17	375,513	377,267
Fannie Mae REMICS, Series 2004-72, Class JA, 3.50%, 09/25/16	1,433,520	1,463,018
Fannie Mae REMICS, Series 2004-80, Class LG, 4.00%, 10/25/16	390,541	395,613
Fannie Mae REMICS, Series 2004-96, Class EW, 4.50%, 06/25/24	570,262	572,528
Fannie Mae REMICS, Series 2005-91, Class PB, 4.50%, 06/25/16	269,107	269,864
Fannie Mae REMICS, Series 2006-33, Class QA, 6.00%, 01/25/29	1,069,251	1,087,356
Fannie Mae REMICS, Series 2008-15, Class JM, 4.00%, 02/25/19	1,190,477	1,242,489
Fannie Mae REMICS, Series 2008-18, Class MD, 4.00%, 03/25/19	2,497,049	2,625,922
Fannie Mae REMICS, Series 2008-70, Class BA, 4.00%, 06/25/21	2,428,113	2,522,460
Fannie Mae REMICS, Series 2009-44, Class A, 4.50%, 12/25/23	2,055,346	2,170,781
Fannie Mae REMICS, Series 2009-76, Class MA, 4.00%, 09/25/24	8,087,687	8,512,413
Fannie Mae REMICS, Series 2009-88, Class EA, 4.50%, 05/25/23	3,079,393	3,228,789

6 Semiannual Report 2010

Collateralized Mortgage Obligations (continued)
	Principal Amount	Market Value

Freddie Mac REMICS, Series 2517, Class OD, 5.00%, 05/15/16	$251,059	$251,763
Freddie Mac REMICS, Series 2555, Class B, 4.25%, 01/15/18	1,829,785	1,939,395
Freddie Mac REMICS, Series 2579, Class HA, 3.70%, 08/15/17	1,066,354	1,097,572
Freddie Mac REMICS, Series 2611, Class KC, 3.50%, 01/15/17	167,115	169,355
Freddie Mac REMICS, Series 2613, Class PA, 3.25%, 05/15/18	1,592,760	1,633,066
Freddie Mac REMICS, Series 2614, Class TD, 3.50%, 05/15/16	1,575,942	1,603,578
Freddie Mac REMICS, Series 2617, Class UM, 4.00%, 05/15/15	147,154	147,184
Freddie Mac REMICS, Series 2625, Class JD, 3.25%, 07/15/17	952,956	975,535
Freddie Mac REMICS, Series 2628, Class DQ, 3.00%, 11/15/17	1,934,935	1,983,971
Freddie Mac REMICS, Series 2628, Class GQ, 3.14%, 11/15/17	1,693,068	1,739,703
Freddie Mac REMICS, Series 2628, Class PV, 3.75%, 10/15/16	346,437	347,914
Freddie Mac REMICS, Series 2629, Class AN, 3.50%, 01/15/18	2,028,560	2,100,835
Freddie Mac REMICS, Series 2630, Class JA, 3.00%, 06/15/18	110,863	111,552
Freddie Mac REMICS, Series 2630, Class KS, 4.00%, 01/15/17	4,007,561	4,132,037
Freddie Mac REMICS, Series 2631, Class LB, 4.50%, 03/15/16	574,664	585,380
Freddie Mac REMICS, Series 2633, Class PD, 4.50%, 08/15/16	2,200,000	2,277,740
Freddie Mac REMICS, Series 2636, Class A, 3.50%, 07/15/17	1,263,121	1,300,747
Freddie Mac REMICS, Series 2637, Class A, 3.38%, 03/15/18	1,175,235	1,215,008
Freddie Mac REMICS, Series 2640, Class GD, 4.50%, 08/15/17	3,000,000	3,124,222
Freddie Mac REMICS, Series 2641, Class KJ, 4.00%, 01/15/18	1,689,984	1,761,971
Freddie Mac REMICS, Series 2643, Class HT, 4.50%, 03/15/18	2,366,147	2,505,122
Freddie Mac REMICS, Series 2643, Class NT, 4.50%, 03/15/18	3,151,865	3,332,575
Freddie Mac REMICS, Series 2663, Class BA, 4.00%, 08/15/16	1,374,749	1,405,481
Freddie Mac REMICS, Series 2664, Class GA, 4.50%, 01/15/18	222,341	227,494
Freddie Mac REMICS, Series 2668, Class AD, 4.00%, 01/15/15	275,357	276,178
Freddie Mac REMICS, Series 2672, Class NF, 4.00%, 12/15/16	1,974,644	2,032,819
Freddie Mac REMICS, Series 2786, Class GA, 4.00%, 08/15/17	2,226,962	2,302,527
Freddie Mac REMICS, Series 2866, Class XD, 4.00%, 11/15/16	797,735	808,676
Freddie Mac REMICS, Series 2877, Class GP, 4.00%, 11/15/18	1,674,474	1,735,109
Freddie Mac REMICS, Series 2892, Class UJ, 4.00%, 12/15/11	5,304	5,304
Freddie Mac REMICS, Series 3277, Class A, 4.00%, 01/15/21	1,189,896	1,243,540
Freddie Mac REMICS, Series 3483, Class FB, 0.49%, 08/15/11 (b)	526,667	526,548
Freddie Mac REMICS, Series 3555, Class JA, 4.00%, 12/15/14	1,821,096	1,888,671
Freddie Mac REMICS, Series 3573, Class LC, 1.85%, 08/15/14	2,188,295	2,206,590
Freddie Mac REMICS, Series 3574, Class AC, 1.85%, 08/15/14	1,865,120	1,880,701
Freddie Mac REMICS, Series 3584, Class BL, 1.25%, 10/15/12	2,034,298	2,046,262

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Collateralized Mortgage Obligations (continued)
	Principal Amount	Market Value

Freddie Mac REMICS, Series 3591, Class NA, 1.25%, 10/15/12	$2,124,752	$2,097,643
Freddie Mac REMICS, Series 3610, Class AB, 1.40%, 12/15/14	1,738,270	1,744,898
Government National Mortgage Association, Series 2003-49, Class A, 2.21%, 10/16/17	1,634,170	1,638,498
Government National Mortgage Association, Series 2004-103, Class A, 3.88%, 12/16/19	173,936	173,916
Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	580	579

Total Collateralized Mortgage Obligations (cost $92,884,448)		93,428,591

Commercial Mortgage Backed Securities 3.0%

Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A3 4.88%, 11/10/42	1,203,087	1,212,794
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3 6.64%, 01/17/32	441,416	441,416
GE Capital Commercial Mortgage Corp., Series 2004-C2, Class A2 4.12%, 03/10/40	1,267,106	1,273,716
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A3 4.21%, 12/10/41	435,109	435,323
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A4, 4.76%, 06/10/36	804,693	812,361
Series 2004-GG1, Class A5, 4.88%, 06/10/36	2,000,000	2,043,196
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A1 5.34%, 05/12/45	980,700	993,717
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A3 4.66%, 12/15/26	1,496,772	1,547,646
Morgan Stanley Capital I, Series 2004-IQ8, Class A3 4.50%, 06/15/40	682,756	688,776
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class A2, 4.38%, 10/15/41	774,297	789,129
Series 2005-C17, Class A2, 4.78%, 03/15/42	1,074,370	1,073,840

Total Commercial Mortgage Backed Securities (cost $11,231,146)		11,311,914

Corporate Bonds 27.7%

Aerospace & Defense 2.0%
General Dynamics Corp., 1.80%, 07/15/11	3,500,000	3,523,674
Honeywell International, Inc., 6.13%, 11/01/11	3,500,000	3,736,278

		7,259,952

Biotechnology 0.7%
Genentech, Inc., 4.40%, 07/15/10	2,500,000	2,502,417

Capital Markets 2.6%
Bank of New York Mellon Corp. (The)
4.95%, 01/14/11	3,000,000	3,061,872
0.69%, 06/29/12 (b)	1,700,000	1,706,706
Goldman Sachs Group, Inc. (The), 1.63%, 07/15/11	2,500,000	2,529,380
Morgan Stanley, 2.90%, 12/01/10	2,500,000	2,525,480

		9,823,438

Commercial Banks 6.0%
Bank of America NA, 1.70%, 12/23/10	2,500,000	2,515,598
BNP Paribas, 0.93%, 04/08/13 (b)	3,500,000	3,411,685
Rabobank Nederland NV, 0.55%, 08/05/11 (a) (b)	3,500,000	3,496,017
State Street Bank and Trust Co., 1.85%, 03/15/11	2,500,000	2,525,995
US Bank NA, 6.38%, 08/01/11	1,342,000	1,416,896
Wells Fargo & Co.
5.30%, 08/26/11	2,500,000	2,596,647
3.00%, 12/09/11	3,000,000	3,100,746
Westpac Banking Corp., 1.08%, 04/08/13 (a) (b)	3,500,000	3,471,562

		22,535,146

Communications Equipment 0.7%
Cisco Systems, Inc., 5.25%, 02/22/11	2,500,000	2,567,978

8 Semiannual Report 2010

Corporate Bonds (continued)
	Principal Amount	Market Value

Computers & Peripherals 0.6%
Hewlett-Packard Co.
1.59%, 05/27/11 (b)	$350,000	$353,352
2.25%, 05/27/11	2,000,000	2,027,658

		2,381,010

Diversified Financial Services 8.2%
Bank of America Corp., 5.38%, 08/15/11	2,500,000	2,597,528
Citigroup Funding, Inc., 0.44%, 07/30/10 (b)	2,500,000	2,500,615
General Electric Capital Corp., Series A, 6.13%, 02/22/11	500,000	516,069
General Electric Capital Corp.
1.80%, 03/11/11	2,500,000	2,524,200
5.00%, 11/15/11	3,000,000	3,142,962
HSBC Finance Corp., 6.38%, 10/15/11	2,825,000	2,952,309
John Deere Capital Corp., 7.00%, 03/15/12	3,100,000	3,404,076
John Hancock Global Funding II, 7.90%, 07/02/10 (a)	1,500,000	1,500,000
JPMorgan Chase & Co.
2.63%, 12/01/10	2,500,000	2,523,022
5.60%, 06/01/11	2,520,000	2,624,996
National Rural Utilities Cooperative Finance Corp., 4.38%, 10/01/10	2,500,000	2,520,965
Western Union Co. (The), 5.40%, 11/17/11	3,500,000	3,689,297

		30,496,039

Diversified Telecommunication Services 1.5%
AT&T Corp., 7.30%, 11/15/11	2,690,000	2,907,656
Verizon Global Funding Corp., 7.25%, 12/01/10	2,750,000	2,824,415

		5,732,071

Food & Staples Retailing 1.2%
Costco Wholesale Corp., 5.30%, 03/15/12	2,400,000	2,572,296
Wal-Mart Stores, Inc., 4.13%, 02/15/11	1,795,000	1,830,925

		4,403,221

Food Products 0.7%
Unilever Capital Corp., 7.13%, 11/01/10	2,500,000	2,552,900

Insurance 1.2%
Berkshire Hathaway, Inc., 1.40%, 02/10/12	3,500,000	3,518,158
New York Life Global Funding, 4.63%, 08/16/10 (a)	1,000,000	1,003,013

		4,521,171

Personal Products 0.9%
Procter & Gamble International Funding SCA, 1.35%, 08/26/11	3,500,000	3,524,623

Pharmaceuticals 0.7%
Pfizer, Inc., 2.49%, 03/15/11 (b)	2,500,000	2,535,235

Software 0.7%
Oracle Corp., 5.00%, 01/15/11	2,500,000	2,552,390

Total Corporate Bonds (cost $103,192,547)		103,387,591

U.S. Government Mortgage Backed Agencies 0.9%

Fannie Mae Pool Pool# 253845 6.00%, 06/01/16	58,020	63,138
Pool# 254089 6.00%, 12/01/16	92,248	100,384
Pool# 545415 6.00%, 01/01/17	83,332	90,682
Pool# 254195 5.50%, 02/01/17	193,173	209,125
Pool# 625178 5.50%, 02/01/17	161,713	175,068
Freddie Mac Gold Pool Pool# E00678 6.50%, 06/01/14	32,045	34,043
Pool# B17493 4.00%, 12/01/14	2,421,871	2,494,500
Pool# E00991 6.00%, 07/01/16	46,553	50,306

Total U.S. Government Mortgage Backed Agencies (cost $3,167,280)		3,217,246

Sovereign Bonds 2.5%

CANADA 0.9%
Province of Ontario Canada, 2.75%, 02/22/11	3,500,000	3,543,232

SUPRANATIONAL 1.6%
African Development Bank, 0.79%, 03/23/11 (b)	2,300,000	2,296,304
Asian Development Bank, 4.13%, 09/15/10	1,000,000	1,007,337

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Enhanced Income Fund (Continued)

Sovereign Bonds (continued)
	Principal Amount	Market Value

SUPRANATIONAL (continued)

International Bank for Reconstruction & Development, 0.71%, 03/04/11 (b)	$2,500,000	$2,503,687

		5,807,328

Total Sovereign Bonds (cost $9,355,067)		9,350,560

U.S. Government Sponsored & Agency Obligations 1.8%

Fannie Mae
1.75%, 03/23/11	3,000,000	3,029,235
1.38%, 04/28/11	3,500,000	3,527,829

Total U.S. Government Sponsored & Agency Obligations (cost $6,539,873)		6,557,064

U.S. Treasury Notes 4.2%

U.S. Treasury Note
0.88%, 01/31/12	3,500,000	3,518,592
1.00%, 09/30/11	5,000,000	5,034,375
1.13%, 01/15/12	7,000,000	7,066,444

Total U.S. Treasury Notes (cost $15,578,375)		15,619,411

Yankee Dollar 0.5%

Health Care Providers & Services 0.5%
Baxter FinCo BV, 4.75%, 10/15/10	2,000,000	2,023,556

Total Yankee Dollar (cost $2,020,345)		2,023,556

Mutual Fund 5.0%

	Shares	Market Value

Money Market Fund 5.0%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (c)	18,562,791	$18,562,791

Total Mutual Fund (cost $18,562,791)		18,562,791

Total Investments (cost $369,933,814) (d) — 99.4%		370,694,054
Other assets in excess of liabilities — 0.6%		2,153,996

NET ASSETS — 100.0%		$372,848,050

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2010 was $18,172,933 which represents 4.87% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on June 30, 2010. The maturity date represents the actual maturity date.

(c)	Represents 7-day effective yield as of June 30, 2010.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

BV	Private Limited Liability Company

LLC	Limited Liability Company

NA	National Association

NV	Public Traded Company

REMICS	Real Estate Mortgage Investment Conduits

SCA	Limited partnership with share capital

10 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Enhanced
Income Fund

Assets:
Investments, at value (cost $369,933,814)	$370,694,054
Interest and dividends receivable	1,750,343
Receivable for capital shares issued	570,591
Prepaid expenses and other assets	3,654

Total Assets	373,018,642

Liabilities:
Accrued expenses and other payables:
Investment advisory fees	106,377
Fund administration fees	13,377
Accounting and transfer agent fees	11,087
Custodian fees	1,487
Compliance program costs (Note 3)	1,622
Professional fees	15,574
Printing fees	18,702
Other	2,366

Total Liabilities	170,592

Net Assets	$372,848,050

Represented by:
Capital	$374,889,487
Accumulated net investment loss	(110,542)
Accumulated net realized losses from investment transactions	(2,691,135)
Net unrealized appreciation/(depreciation) from investments	760,240

Net Assets	$372,848,050

Net Assets:
Class Y Shares	$372,848,050

Total	$372,848,050

Shares Outstanding (unlimited number of shares authorized):
Class Y Shares	37,437,004

Total	37,437,004

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares	$9.96

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Enhanced
Income Fund

INVESTMENT INCOME:
Interest income	$4,037,922
Dividend income	17,410

Total Income	4,055,332

EXPENSES:
Investment advisory fees	631,286
Fund administration fees	70,465
Professional fees	23,659
Printing fees	9,684
Trustee fees	6,408
Custodian fees	6,584
Accounting and transfer agent fees	11,193
Compliance program costs (Note 3)	779
Other	8,784

Total expenses before earnings credits	768,842
Earnings credit (Note 4)	(34)

Net Expenses	768,808

NET INVESTMENT INCOME	3,286,524

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(663,203)
Net change in unrealized appreciation/(depreciation) from investments	(154,749)

Net realized/unrealized losses from investments	(817,952)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,468,572

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Enhanced Income Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$3,286,524	$6,185,269
Net realized losses from investment transactions	(663,203)	(203,760)
Net change in unrealized appreciation/(depreciation) from investments	(154,749)	747,231

Change in net assets resulting from operations	2,468,572	6,728,740

Distributions to Shareholders From:
Net investment income:
Class Y	(3,767,133)	(6,832,423)

Change in net assets from shareholder distributions	(3,767,133)	(6,832,423)

Change in net assets from capital transactions	17,346,953	125,317,577

Change in net assets	16,048,392	125,213,894

Net Assets:
Beginning of period	356,799,658	231,585,764

End of period	$372,848,050	$356,799,658

Accumulated undistributed net investment income (loss) at end of period	$(110,542)	$370,067

CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued	$20,092,532	$167,165,809
Dividends reinvested	3,767,133	6,832,423
Cost of shares redeemed	(6,512,712)	(48,680,655)

Total Class Y	17,346,953	125,317,577

Change in net assets from capital transactions	$17,346,953	$125,317,577

SHARE TRANSACTIONS:
Class Y Shares
Issued	2,009,277	16,669,616
Reinvested	377,794	682,197
Redeemed	(651,171)	(4,858,485)

Total Class Y Shares	1,735,900	12,493,328

Total change in shares	1,735,900	12,493,328

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Enhanced Income Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized							Net	Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover
Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (d)	$9.99	0.09	(0.02)	0.07	(0.10)	–	(0.10)	$9.96	0.73%	$372,848,050	0.43%	1.82%	0.43%	31.41%
Year Ended December 31, 2009 (d)	$9.98	0.23	0.04	0.27	(0.26)	–	(0.26)	$9.99	2.70%	$356,799,658	0.44%	2.33%	0.44%	64.05%
Year Ended December 31, 2008	$10.04	0.38	(0.07)	0.31	(0.36)	(0.01)	(0.37)	$9.98	3.12%	$231,585,764	0.45%	3.81%	0.45%	75.76%
Period Ended December 31, 2007 (e)	$10.00	0.34	0.03	0.37	(0.33)	–	(0.33)	$10.04	3.69%	$198,744,378	0.43%	4.79%	0.43%	55.71%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Per share calculations were performed using average shares method.
(e)	For the period from April 20, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2010

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds”, the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Enhanced Income Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and other series of the Trust that operates as Fund-of-Funds, such as NVIT Investor Destinations Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) were valued at the mean price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflects such factors as security prices, yields, maturities, ratings and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. On May 21, 2010, debt and other fixed-income securities (other than short-term obligations) were valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

service (which reflects such factors as security prices, yields, maturities, ratings and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affects the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$107,235,330	$—	$107,235,330

Collateralized Mortgage Obligations	—	93,428,591	—	93,428,591

Commercial Mortgage Backed Securities	—	11,311,914	—	11,311,914

Corporate Bonds	—	103,387,591	—	103,387,591

Mutual Fund	18,562,791	—	—	18,562,791

Sovereign Bonds	—	9,350,560	—	9,350,560

U.S. Government Mortgage Backed Agencies	—	3,217,246	—	3,217,246

U.S. Government Sponsored & Agency Obligations	—	6,557,064	—	6,557,064

U.S. Treasury Notes	—	15,619,411	—	15,619,411

16 Semiannual Report 2010

Asset Type*	Level 1	Level 2	Level 3	Total

Yankee Dollar	—	2,023,556	—	2,023,556

Total Assets	$18,562,791	$352,131,263	$—	$370,694,054

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2007 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2007 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. NFA has selected Morley Capital Management, Inc. (“Morley”) as subadviser for the Fund and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of Morley.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $500 million	0.35%

$500 million up to $1 billion	0.34%

$1 billion up to $3 billion	0.325%

$3 billion up to $5 billion	0.30%

$5 billion up to $10 billion	0.285%

$10 billion and more	0.275%

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the Subadviser. NFA paid the Subadviser $180,367 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.45% for Class Y shares until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees.

18 Semiannual Report 2010

As of June 30, 2010, the cumulative potential reimbursements, listed by the period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended
December 31,	Fiscal Year	Fiscal Year	Six Months Ended
2007 Amount (a)	2008 Amount	2009 Amount	June 30, 2010	Total

$—	$6,853	$—	$—	$6,853

(a)	For the period April 20, 2007 (commencement of operations) to December 31, 2007.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to the NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced Fund, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative, and the NVIT Cardinal Balanced Fund were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $779.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $144,376,738 and sales of $106,893,753 (excluding short-term securities).

For the six months ended June 30, 2010, the Fund had purchases of $10,573,008 and sales of $15,000,000 of U.S. Government securities.

6. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

20 Semiannual Report 2010

7. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$369,933,860	$1,312,997	$(552,803)	$760,194

8. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 21

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

22 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Enhanced Income Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and Morley Capital Management, Inc. (“Morley Capital”), the Fund’s sub-adviser, and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that the Fund’s performance for Class Y shares for the one- and two-year periods ended September 30, 2009 was in the fourth quintile of its Peer Group, but above the performance of the Fund’s benchmark, which is a 50%/50% blend of the Merrill Lynch 6-Month Treasury Bill Index and the Merrill Lynch 1-Year Treasury Note Index. The Trustees also noted that the Fund’s performance for Class Y shares for the two-year period ended September 30, 2009 was in the third quintile of its Peer Group and above the performance of the Fund’s benchmark. The Trustees noted that the Fund’s relatively short performance history may not be a reliable indicator of the Fund’s performance over longer periods. As was the case upon initial approval of Morely Capital, the Trustees took into consideration Morely Capital’s performance and services over longer periods regarding the management of comparable accounts.

The Trustees then noted that the Fund’s contractual advisory fee and actual advisory fee for Class Y shares were in the third quintile and lower than the median of its Peer Group, and that the Fund’s total expenses were in the second quintile of its Peer Group. The Trustees also noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees). The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees then noted that the breakpoints included in the Fund’s investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 23

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

24 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 25

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

26 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 27

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NVIT Investor Destinations Aggressive Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-AG (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Investor Destinations Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Investor Destinations Aggressive Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class II Shares	Actual		1,000.00	927.70	2.72	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57

Class VI Shares	Actual		1,000.00	927.20	2.72	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2010

Portfolio Summary	NVIT Investor Destinations Aggressive Fund
June 30, 2010 (Unaudited)

Asset Allocation

Equity Funds	94.4%
Fixed Income Fund	5.7%
Liabilities in excess of other assets	(0	.1)%

	100.0%

Top Holdings †

NVIT S&P 500 Index Fund, Class Y	40.0%
NVIT International Index Fund, Class Y	22.9%
NVIT Mid Cap Index Fund, Class Y	15.8%
NVIT Small Cap Index Fund, Class Y	10.6%
NVIT Bond Index Fund, Class Y	5.7%
Nationwide International Index Fund, Institutional Class	5.0%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Equity Funds 94.4%
Nationwide International Index Fund, Institutional Class (a)	3,438,065	$20,662,770
NVIT International Index Fund, Class Y (a)	13,638,708	94,516,247
NVIT Mid Cap Index Fund, Class Y (a)	4,519,754	65,491,241
NVIT S&P 500 Index Fund, Class Y (a)	23,066,182	165,153,861
NVIT Small Cap Index Fund, Class Y (a)	5,975,087	43,857,136

Total Equity Funds (cost $517,640,452)		389,681,255

Fixed Income Fund 5.7%
NVIT Bond Index Fund, Class Y (a)	2,220,295	23,401,907

Total Fixed Income Fund (cost $22,359,984)		23,401,907

Total Mutual Funds (cost $540,000,436)		413,083,162

Total Investments (cost $540,000,436) (b) — 100.1%		413,083,162

Liabilities in excess of other assets — (0.1)%		(253,701)

NET ASSETS — 100.0%		$412,829,461

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Investor
Destinations
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $540,000,436)	$413,083,162
Cash	56
Receivable for investments sold	2,646,596
Receivable for capital shares issued	32,550
Prepaid expenses and other assets	4,677

Total Assets	415,767,041

Liabilities:
Payable for capital shares redeemed	2,679,146
Accrued expenses and other payables:
Investment advisory fees	46,682
Fund administration fees	11,728
Distribution fees	89,774
Administrative servicing fees	57,756
Accounting and transfer agent fees	2,923
Trustee fees	350
Custodian fees	3,139
Compliance program costs (Note 3)	2,428
Professional fees	18,633
Printing fees	17,301
Other	7,720

Total Liabilities	2,937,580

Net Assets	$412,829,461

Represented by:
Capital	$574,879,816
Accumulated undistributed net investment income	20,265
Accumulated net realized losses from investment transactions with affiliates	(35,153,346)
Net unrealized appreciation/(depreciation) from investments in affiliates	(126,917,274)

Net Assets	$412,829,461

Net Assets:
Class II Shares	$408,297,795
Class VI Shares	4,531,666

Total	$412,829,461

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	54,183,363
Class VI Shares	604,622

Total	54,787,985

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$7.54
Class VI Shares	$7.50

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Investor
Destinations
Aggressive Fund

INVESTMENT INCOME:
Dividend income from affiliates	$4,161,049

Total Income	4,161,049

EXPENSES:
Investment advisory fees	307,598
Fund administration fees	24,200
Distribution fees Class II Shares	583,090
Distribution fees Class VI Shares	8,451
Administrative servicing fees Class II Shares	349,856
Administrative servicing fees Class VI Shares	5,071
Professional fees	25,802
Printing fees	5,978
Trustee fees	8,545
Custodian fees	9,544
Accounting and transfer agent fees	3,499
Compliance program costs (Note 3)	905
Other	11,671

Total expenses before earnings credits	1,344,210
Earnings credit (Note 6)	(1)

Net Expenses	1,344,209

NET INVESTMENT INCOME	2,816,840

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(22,736,958)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(12,435,563)

Net realized/unrealized losses from affiliated investments	(35,172,521)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,355,681)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Investor Destinations
	Aggressive Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$2,816,840	$8,055,906
Net realized losses from investment transactions with affiliates	(22,736,958)	(42,731,298)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(12,435,563)	146,666,370

Change in net assets resulting from operations	(32,355,681)	111,990,978

Distributions to Shareholders From:
Net investment income:
Class II	(5,937,366)	(4,778,905)
Class VI	(89,631)	(55,639)
Net realized gains:
Class II	–	(25,084,487)
Class VI	–	(276,769)

Change in net assets from shareholder distributions	(6,026,997)	(30,195,800)

Change in net assets from capital transactions	(44,164,138)	(31,739,342)

Change in net assets	(82,546,816)	50,055,836

Net Assets:
Beginning of period	495,376,277	445,320,441

End of period	$412,829,461	$495,376,277

Accumulated undistributed net investment income at end of period	$20,265	$3,230,422

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$6,316,507	$15,467,225
Dividends reinvested	5,937,366	29,863,392
Cost of shares redeemed	(53,776,261)	(77,952,892)

Total Class II	(41,522,388)	(32,622,275)

Class VI Shares
Proceeds from shares issued	843,714	3,264,934
Dividends reinvested	89,631	332,408
Cost of shares redeemed	(3,575,095)	(2,714,409)

Total Class VI	(2,641,750)	882,933

Change in net assets from capital transactions	$(44,164,138)	$(31,739,342)

SHARE TRANSACTIONS:
Class II Shares
Issued	748,893	2,209,815
Reinvested	710,277	3,844,811
Redeemed	(6,529,250)	(10,639,793)

Total Class II Shares	(5,070,080)	(4,585,167)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations
	Aggressive Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS: (continued)
Class VI Shares
Issued	103,354	435,551
Reinvested	10,726	43,157
Redeemed	(427,551)	(390,100)

Total Class VI Shares	(313,471)	88,608

Total change in shares	(5,383,551)	(4,496,559)

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Aggressive Fund

		Operations			Distributions						Ratios / Supplemental Data

			Net Realized											Ratio of
			and										Ratio of Net	Expenses
	Net Asset		Unrealized									Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net			Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.23	0.05	(0.63)	(0.58)	(0.11)	–	(0.11)	–	$7.54	(7.23%)	$408,297,795	0.57%	1.19%	0.57%	2.90%
Year Ended December 31, 2009 (e)	$6.89	0.13	1.71	1.84	(0.08)	(0.42)	(0.50)	–	$8.23	27.21%	$487,859,620	0.57%	1.79%	0.57%	11.13%
Year Ended December 31, 2008	$13.60	0.19	(4.68)	(4.49)	(0.23)	(1.99)	(2.22)	–	$6.89	(36.84%)	$439,636,912	0.57%	1.67%	0.57%	21.38%
Year Ended December 31, 2007	$13.51	0.22	0.59	0.81	(0.27)	(0.45)	(0.72)	–	$13.60	5.96%	$762,322,072	0.56%	1.60%	0.56%	76.72%
Year Ended December 31, 2006	$11.97	0.20	1.78	1.98	(0.26)	(0.18)	(0.44)	–	$13.51	16.87%	$727,598,847	0.57%	1.56%	0.57%	7.82%
Year Ended December 31, 2005	$11.52	0.22	0.68	0.90	(0.22)	(0.23)	(0.45)	–	$11.97	7.93%	$577,843,437	0.56%	2.04%	0.56%	9.12%

Class VI Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.19	0.04	(0.63)	(0.59)	(0.10)	–	(0.10)	–	$7.50	(7.28%)	$4,531,666	0.57%	1.08%	0.57%	2.90%
Year Ended December 31, 2009 (e)	$6.85	0.14	1.70	1.84	(0.08)	(0.42)	(0.50)	–	$8.19	27.37%	$7,516,657	0.57%	1.89%	0.57%	11.13%
Year Ended December 31, 2008	$13.54	0.19	(4.66)	(4.47)	(0.23)	(1.99)	(2.22)	–	$6.85	(36.89%)	$5,683,529	0.57%	1.55%	0.57%	21.38%
Year Ended December 31, 2007	$13.47	0.24	0.57	0.81	(0.29)	(0.45)	(0.74)	–	$13.54	5.97%	$13,867,714	0.55%	1.80%	0.55%	76.72%
Year Ended December 31, 2006	$11.96	0.20	1.77	1.97	(0.28)	(0.18)	(0.46)	–	$13.47	16.92%	$11,389,154	0.56%	1.72%	0.56%	7.82%
Year Ended December 31, 2005	$11.52	0.23	0.68	0.91	(0.24)	(0.23)	(0.47)	–	$11.96	7.95%	$7,302,958	0.51%	3.82%	0.51%	9.12%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Aggressive Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

12 Semiannual Report 2010

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affects the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

NVIT Investor Destinations Aggressive Fund

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$413,083,162	$—	$—	$413,083,162

Total Assets	$413,083,162	$—	$—	$413,083,162

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net

14 Semiannual Report 2010

asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes. Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI of the Fund.

For the six months ended June 30, 2010, NFS received $354,927 in Administrative Servicing fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $905.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II and Class VI of the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Investment in Affiliated Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/Loss	2010

Nationwide International Index Fund — Class Y	$32,969,321	$7,211,977	$16,202,314	$211,977	$(9,508,765)	$20,662,770

NVIT Bond Index Fund — Class Y	24,752,349	581,680	2,700,386	459,632	99,221	23,401,907

NVIT International Index Fund — Class Y	117,107,982	1,720,009	7,000,000	987,720	(3,315,771)	94,516,247

NVIT Mid Cap Index Fund — Class Y	73,836,318	913,095	8,101,157	546,950	(2,299,595)	65,491,241

NVIT S&P 500 Index Fund — Class Y	197,343,227	2,610,516	21,603,086	1,634,131	(6,314,056)	165,153,861

NVIT Small Cap Index Fund — Class Y	49,652,187	564,736	5,400,771	320,639	(1,397,992)	43,857,136

5. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $488.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $39.

16 Semiannual Report 2010

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $13,602,013 and sales of $61,007,714 (excluding short-term securities).

8. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.  The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

9. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

10. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$563,616,086	$851,183	$(151,384,107)	$(150,532,924)

Amounts designated as “—” are zero or have been rounded to zero.

11. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

18 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 19

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Investor Destinations Aggressive Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. Turning first to performance, the Trustees noted that, for the one-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the fourth quintile of its Peer Universe. The Trustees noted, however, that the Fund outperformed its benchmark, which is a 95%/5% blend of the S&P 500® Index and the Barclays Capital U.S. Aggregate Bond Index. The Trustees noted that, for the three-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the third quintile, but below the median of its Peer Universe. The Trustees then noted that, for the five-year period ended September 30, 2009, the Fund was in the fifth quintile of its Peer Universe. The Trustees also noted that, with respect to each of the three- and five-year periods ended September 30, 2009, the Fund outperformed its benchmark.

Turning next to expenses, the Trustees noted that the Fund’s actual advisory fee for Class II shares was in the fourth quintile of its Peer Universe, but that the Fund’s total expenses were in the first quintile of its Peer Group. In this regard, the Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying index fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2010

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NVIT Investor Destinations Balanced Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-BAL (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Investor Destinations Balanced Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Investor			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Destinations Balanced Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class II Shares	Actual		1,000.00	979.00	2.90	0.59
	Hypothetical	[c]	1,000.00	1,021.87	2.96	0.59

Class VI Shares[d]	Actual		1,000.00	940.50	2.55	0.53
	Hypothetical	[c]	1,000.00	1,022.17	2.66	0.53

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

[d]	For the period from April 30, 2010 (Commencement of operations) through June 30, 2010.

4 Semiannual Report 2010

Portfolio Summary	NVIT Investor Destinations Balanced Fund
June 30, 2010 (Unaudited)

Asset Allocation

Equity Funds	47.5%
Fixed Income Funds	39.6%
Fixed Contract	7.5%
Money Market Fund	5.3%
Other assets in excess of liabilities	0.1%

100.0%

Top Holdings †

NVIT Bond Index Fund, Class Y	32.0%
NVIT S&P 500 Index Fund, Class Y	23.9%
NVIT International Index Fund, Class Y	10.9%
NVIT Mid Cap Index Fund, Class Y	9.8%
NVIT Enhanced Income Fund, Class Y	7.6%
Nationwide Fixed Contract	7.5%
NVIT Money Market Fund, Class Y	5.3%
NVIT Small Cap Index Fund, Class Y	3.0%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 92.4%

	Shares	Market Value

Equity Funds 47.5%
NVIT International Index Fund, Class Y (a)	1,996,835	$13,838,063
NVIT Mid Cap Index Fund, Class Y (a)	855,906	12,402,078
NVIT S&P 500 Index Fund, Class Y (a)	4,226,207	30,259,644
NVIT Small Cap Index Fund, Class Y (a)	509,853	3,742,322

Total Equity Funds (cost $63,729,124)		60,242,107

Fixed Income Funds 39.6%
NVIT Bond Index Fund, Class Y (a)	3,836,952	40,441,473
NVIT Enhanced Income Fund, Class Y (a)	972,175	9,682,861

Total Fixed Income Funds (cost $49,391,834)		50,124,334

Money Market Fund 5.3%
NVIT Money Market Fund, Class Y, 0.00% (a) (b)	6,679,690	6,679,690

Total Money Market Fund (cost $6,679,690)		6,679,690

Total Mutual Funds (cost $119,800,648)		117,046,131

Fixed Contract 7.5%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.6% (a) (c)	$9,531,550	$9,531,550

Total Fixed Contract (cost $9,531,550)		9,531,550

Total Investments (cost $129,332,198) (d) — 99.9%		126,577,681

Other assets in excess of liabilities — 0.1%		158,251

NET ASSETS — 100.0%		$126,735,932

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Investor
Destinations
Balanced Fund

Assets:
Investments in affiliates, at value (cost $129,332,198)	$126,577,681
Receivable for capital shares issued	3,240,336
Prepaid expenses and other assets	1,414

Total Assets	129,819,431

Liabilities:
Payable for investments purchased	3,013,354
Payable for capital shares redeemed	171
Accrued expenses and other payables:
Investment advisory fees	12,695
Fund administration fees	5,347
Distribution fees	24,413
Administrative servicing fees	14,178
Accounting and transfer agent fees	1,155
Compliance program costs (Note 3)	397
Professional fees	4,727
Printing fees	6,719
Other	343

Total Liabilities	3,083,499

Net Assets	$126,735,932

Represented by:
Capital	$129,288,974
Accumulated net investment loss	(1,629)
Accumulated net realized gains from investment transactions with affiliates	203,104
Net unrealized appreciation/(depreciation) from investments in affiliates	(2,754,517)

Net Assets	$126,735,932

Net Assets:
Class II Shares	$126,572,179
Class VI Shares	163,753

Total	$126,735,932

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	10,852,245
Class VI Shares	14,050

Total	10,866,295

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$11.66
Class VI Shares	$11.66

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Investor
Destinations
Balanced Fund

INVESTMENT INCOME:
Interest income from affiliates	$123,634
Dividend income from affiliates	1,117,855

Total Income	1,241,489

EXPENSES:
Investment advisory fees	59,113
Fund administration fees	11,001
Distribution fees Class II Shares	113,642
Distribution fees Class VI Shares (a)	39
Administrative servicing fees Class II Shares	68,185
Professional fees	7,288
Printing fees	5,848
Trustee fees	1,612
Custodian fees	1,085
Accounting and transfer agent fees	964
Compliance program costs (Note 3)	194
Other	2,309

Total Expenses	271,280

NET INVESTMENT INCOME	970,209

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	203,116
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(4,682,860)

Net realized/unrealized losses from affiliated investments	(4,479,744)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,509,535)

(a)	For the period from April 30, 2010 (Commencement of Operations) through June 30, 2010.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Investor Destinations
	Balanced Fund

	Six Months Ended
	June 30, 2010	Period Ended
	(Unaudited)	December 31, 2009 (a)
Operations:
Net investment income	$970,209	$503,425
Net realized gains from investment transactions with affiliates	203,116	504,086
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(4,682,860)	1,928,343

Change in net assets resulting from operations	(3,509,535)	2,935,854

Distributions to Shareholders From:
Net investment income:
Class II	(974,107)	(508,128)
Class VI (b)	(720)	–
Net realized gains:
Class II	(90,851)	(407,058)
Class VI (b)	(106)	–

Change in net assets from shareholder distributions	(1,065,784)	(915,186)

Change in net assets from capital transactions	69,759,625	59,530,958

Change in net assets	65,184,306	61,551,626

Net Assets:
Beginning of period	61,551,626	–

End of period	$126,735,932	$61,551,626

Accumulated undistributed net investment income (loss) at end of period	$(1,629)	$2,989

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$71,253,661	$60,155,263
Dividends reinvested	1,064,958	915,186
Cost of shares redeemed	(2,728,163)	(1,539,491)

Total Class II	69,590,456	59,530,958

Class VI Shares (b)
Proceeds from shares issued	168,535	–
Dividends reinvested	826	–
Cost of shares redeemed	(192)	–

Total Class VI	169,169	–

Change in net assets from capital transactions	$69,759,625	$59,530,958

SHARE TRANSACTIONS:
Class II Shares
Issued	5,870,791	5,169,381
Reinvested	87,931	76,381
Redeemed	(223,896)	(128,344)

Total Class II Shares	5,734,826	5,117,418

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

(b)	For the period from April 30, 2010 (commencement of operations) through June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations
	Balanced Fund

	Six Months Ended
	June 30, 2010	Period Ended
	(Unaudited)	December 31, 2009 (a)

SHARE TRANSACTIONS: (continued)
Class VI Shares (b)
Issued	13,997	–
Reinvested	69	–
Redeemed	(16)	–

Total Class VI Shares	14,050	–

Total change in shares	5,748,876	5,117,418

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

(b)	For the period from April 30, 2010 (commencement of operations) through June 30, 2010.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Balanced Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
	Net Asset		and									Ratio of Net	Expenses
	Value,		Unrealized								Ratio of	Investment	(Prior to
	Beginning	Net	Gains (Losses)	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	of	Investment	from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$12.03	0.13	(0.38)	(0.25)	(0.11)	(0.01)	(0.12)	$11.66	(2.10%)	$126,572,179	0.59%	2.12%	0.59%	2.23%
Period Ended December 31, 2009 (e) (f)	$10.00	0.27	2.04	2.31	(0.19)	(0.09)	(0.28)	$12.03	23.15%	$61,551,626	0.66%	2.94%	0.75%	14.53%

Class VI Shares
Period Ended June 30, 2010 (e) (g)	$12.47	0.09	(0.83)	(0.74)	(0.06)	(0.01)	(0.07)	$11.66	(5.95%)	$163,753	0.53%	4.39%	0.53%	2.23%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.
(g)	For the period from April 30, 2010 (commencement of operations) through June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Balanced Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Mutual Insurance Company hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

12 Semiannual Report 2010

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affects the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The fixed interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2010, the rate ranged from 3.60% to 3.70%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Fixed Contract, Nationwide Fund Advisors (“NFA”) believes that the relatively stable nature of the Nationwide Fixed Contact should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously, under most circumstances, the Nationwide Fixed Contact is valued at par each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day’s net purchase or redemption.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$9,531,550	$—	$9,531,550

Mutual Funds	117,046,131	—	—	117,046,131

Total Assets	$117,046,131	$9,531,550	$—	$126,577,681

Amounts designated as “—” are zero or have been rounded to zero.

*  See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2009 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an

14 Semiannual Report 2010

increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable year 2009 remains subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, and certain other expenses) from exceeding 0.28% for Class II and Class VI shares until April 30, 2011. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Six Months Ended
2009 Amount (a)	June 30, 2010	Total

$14,393	$—	$14,393

(a)	For the period March 25, 2009 (commencement of operations) to December 31, 2009.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes. Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI.

For the six months ended June 30, 2010, NFS received $68,185 in Administrative Servicing fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $194.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II and Class VI of the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

16 Semiannual Report 2010

4. Investment in Affiliated Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/Loss	2010

NVIT International Index Fund, Class Y	$7,414,583	$8,570,902	$245,882	$112,420	$21,802	$13,838,063

NVIT Mid Cap Index Fund, Class Y	6,102,560	7,124,978	204,902	76,242	45,822	12,402,078

NVIT S&P 500 Index Fund, Class Y	15,539,690	17,848,445	512,254	226,607	101,778	30,259,644

NVIT Small Cap Index Fund, Class Y	1,875,165	2,135,072	61,471	20,451	16,448	3,742,322

NVIT Bond Index Fund, Class Y	18,407,478	21,749,923	614,705	603,717	18,454	40,441,473

NVIT Enhanced Income Fund, Class Y	4,847,501	5,012,533	143,431	78,418	(1,188)	9,682,861

NVIT Money Market Fund, Class Y	2,573,390	4,229,241	122,941	—	—	6,679,690

Nationwide Fixed Contract	4,844,044	4,707,303	143,431	123,634	—	9,531,550

Amounts designated as “—” are zero or have been rounded to zero.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $71,378,397 and sales of $2,049,017 (excluding short-term securities).

7. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk.  The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$129,336,040	$791,059	$(3,549,418)	$(2,758,359)

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

18 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 19

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Investor Destinations Balanced Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the period since the Fund’s inception in March 2009 through September 30, 2009, the Fund’s performance for Class II shares was in the fifth quintile of its Peer Group. The Trustees also noted that the Fund had outperformed its benchmark, which is an 50%/30%/20% blend of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index, for the three-month period ended September 30, 2009. In light of the Fund’s relatively short performance history, the Trustees took into consideration NFA’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of NFA.

The Trustees then noted that the Fund’s contractual advisory fee for Class II shares was in the second quintile of its Peer Group, but that the Fund’s actual advisory fee and total expenses for Class II shares were in the first quintile of its Peer Group. In this regard, the Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees also noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying index fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2010

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NVIT Investor Destinations Capital Appreciation Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

20	Supplemental Information

22	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-CAP (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Investor Destinations Capital Appreciation Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Investor Destinations			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Capital Appreciation Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class II Shares	Actual		1,000.00	957.00	2.81	0.58
	Hypothetical	[c]	1,000.00	1,021.92	2.91	0.58

Class VI Shares[d]	Actual		1,000.00	912.10	2.32	0.49
	Hypothetical	[c]	1,000.00	1,022.36	2.46	0.49

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

[d]	The NVIT Investor Destinations Capital Appreciation Fund Commenced operations on April 30, 2010. Expenses shown here reflect only 62 days of activity.

4 Semiannual Report 2010

Portfolio Summary	NVIT Investor Destinations Capital Appreciation Fund
June 30, 2010 (Unaudited)

Asset Allocation

Equity Funds	67.7%
Fixed Income Funds	25.7%
Fixed Contract	4.0%
Money Market Fund	2.6%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †

NVIT S&P 500 Index Fund, Class Y	31.0%
NVIT Bond Index Fund, Class Y	21.8%
NVIT International Index Fund, Class Y	18.6%
NVIT Mid Cap Index Fund, Class Y	13.1%
NVIT Small Cap Index Fund, Class Y	5.0%
Nationwide Fixed Contract	4.0%
NVIT Enhanced Income Fund, Class Y	3.9%
NVIT Money Market Fund, Class Y	2.6%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 96.0%

	Shares	Market Value

Equity Funds 67.7%
NVIT International Index Fund, Class Y (a)	5,713,228	$39,592,667
NVIT Mid Cap Index Fund, Class Y (a)	1,917,660	27,786,893
NVIT S&P 500 Index Fund, Class Y (a)	9,223,581	66,040,844
NVIT Small Cap Index Fund, Class Y (a)	1,462,327	10,733,480

Total Equity Funds (cost $152,121,494)		144,153,884

Fixed Income Funds 25.7%
NVIT Bond Index Fund, Class Y (a)	4,400,284	46,378,999
NVIT Enhanced Income Fund, Class Y (a)	845,297	8,419,157

Total Fixed Income Funds (cost $53,915,484)		54,798,156

Money Market Fund 2.6%
NVIT Money Market Fund, Class Y, 0.00% (a) (b)	5,519,958	5,519,958

Total Money Market Fund (cost $5,519,958)		5,519,958

Total Mutual Funds (cost $211,556,936)		204,471,998

Fixed Contract 4.0%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a) (c)	$8,503,831	$8,503,831

Total Fixed Contract (cost $8,503,831)		8,503,831

Total Investments (cost $220,060,767) (d) — 100.0%		212,975,829

Liabilities in excess of other assets — 0.0%		(89,131)

NET ASSETS — 100.0%		$212,886,698

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Investor
Destinations
Capital
Appreciation
Fund

Assets:
Investments in affiliates, at value (cost $220,060,767)	$212,975,829
Receivable for capital shares issued	655,961
Prepaid expenses and other assets	2,609

Total Assets	213,634,399

Liabilities:
Payable for investments purchased	632,908
Payable for capital shares redeemed	97
Accrued expenses and other payables:
Investment advisory fees	22,219
Fund administration fees	7,030
Distribution fees	42,730
Administrative servicing fees	24,532
Accounting and transfer agent fees	1,466
Compliance program costs (Note 3)	764
Professional fees	4,918
Printing fees	8,376
Other	2,661

Total Liabilities	747,701

Net Assets	$212,886,698

Represented by:
Capital	$219,936,327
Accumulated net investment loss	(2,415)
Accumulated net realized gains from investment transactions with affiliates	37,724
Net unrealized appreciation/(depreciation) from investments in affiliates	(7,084,938)

Net Assets	$212,886,698

Net Assets:
Class II Shares	$212,776,928
Class VI Shares	109,770

Total	$212,886,698

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	17,382,110
Class VI Shares	8,976

Total	17,391,086

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$12.24
Class VI Shares	$12.23

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Investor
Destinations
Capital
Appreciation
Fund

INVESTMENT INCOME:
Interest income from affiliates	$114,844
Dividend income from affiliates	1,902,209

Total Income	2,017,053

EXPENSES:
Investment advisory fees	107,678
Fund administration fees	14,292
Distribution fees Class II Shares	207,064
Distribution fees Class VI Shares (a)	12
Administrative servicing fees Class II Shares	124,239
Professional fees	9,858
Printing fees	5,045
Trustee fees	2,973
Custodian fees	2,046
Accounting and transfer agent fees	1,402
Compliance program costs (Note 3)	357
Other	3,531

Total Expenses	478,497

NET INVESTMENT INCOME	1,538,556

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions with affiliates	37,738
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(12,153,729)

Net realized/unrealized losses from affiliated investments	(12,115,991)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,577,435)

(a)	For the period from April 30, 2010 (commencement of operations) through June 30, 2010.

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Investor Destinations
	Capital Appreciation Fund

	Six Months Ended	Period Ended
	June 30, 2010	December 31, 2009 (a)
	(Unaudited)
Operations:
Net investment income	$1,538,556	$989,666
Net realized gains from investment transactions with affiliates	37,738	851,965
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(12,153,729)	5,068,791

Change in net assets resulting from operations	(10,577,435)	6,910,422

Distributions to Shareholders From:
Net investment income:
Class II	(1,540,577)	(1,001,208)
Class VI (b)	(394)	–
Net realized gains:
Class II	(254,199)	(588,716)
Class VI (b)	(96)	–

Change in net assets from shareholder distributions	(1,795,266)	(1,589,924)

Change in net assets from capital transactions	107,836,508	112,102,393

Change in net assets	95,463,807	117,422,891

Net Assets:
Beginning of period	117,422,891	–

End of period	$212,886,698	$117,422,891

Accumulated undistributed net investment income (loss) at end of period	$(2,415)	$–

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$106,739,798	$112,472,717
Dividends reinvested	1,794,776	1,589,924
Cost of shares redeemed	(811,614)	(1,960,248)

Total Class II	107,722,960	112,102,393

Class VI Shares (b)
Proceeds from shares issued	113,761	–
Dividends reinvested	490	–
Cost of shares redeemed	(703)	–

Total Class VI	113,548	–

Change in net assets from capital transactions	$107,836,508	$112,102,393

SHARE TRANSACTIONS:
Class II Shares
Issued	8,215,002	9,124,628
Reinvested	138,776	123,936
Redeemed	(63,896)	(156,336)

Total Class II Shares	8,289,882	9,092,228

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

(b)	For the period from April 30, 2010 (commencement of operations) through June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations
	Capital Appreciation Fund

	Six Months Ended	Period Ended
	June 30, 2010	December 31, 2009 (a)
	(Unaudited)

SHARE TRANSACTIONS: (continued)
Class VI Shares (b)
Issued	8,992	–
Reinvested	38	–
Redeemed	(54)	–

Total Class VI Shares	8,976	–

Total change in shares	8,298,858	9,092,228

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.

(b)	For the period from April 30, 2010 (commencement of operations) through June 30, 2010.

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Capital Appreciation Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains (Losses)	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$12.91	0.12	(0.66)	(0.54)	(0.11)	(0.02)	(0.13)	$12.24	(4.30%)	$212,776,928	0.58%	1.85%	0.58%	0.20%
Period Ended December 31, 2009 (e) (f)	$10.00	0.30	2.87	3.17	(0.19)	(0.07)	(0.26)	$12.91	31.81%	$117,422,891	0.60%	3.10%	0.63%	9.87%

Class VI Shares
Period Ended June 30, 2010 (e) (g)	$13.49	0.17	(1.35)	(1.18)	(0.06)	(0.02)	(0.08)	$12.23	(8.79%)	$109,770	0.49%	7.98%	0.49%	0.20%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 25, 2009 (commencement of operations) through December 31, 2009.
(g)	For the period from April 30, 2010 (commencement of operations) through June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Capital Appreciation Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company and Nationwide Mutual Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

12 Semiannual Report 2010

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affects the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The fixed interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2010, the rate ranged from 3.60% to 3.70%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Fixed Contract, Nationwide Fund Advisors (“NFA”) believes that the relatively stable nature of the Nationwide Fixed Contact should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously, under most circumstances, the Nationwide Fixed Contact is valued at par each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day’s net purchase or redemption.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$8,503,831	$—	$8,503,831

Mutual Funds	204,471,998	—	—	204,471,998

Total Assets	$204,471,998	$8,503,831	$—	$212,975,829

Amounts designated as “—” are zero or have been rounded to zero.

*  See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2009 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts

14 Semiannual Report 2010

could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable year 2009 remains subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.13%

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative servicing fees, and certain other expenses) from exceeding 0.28% for Class II and Class VI shares until April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

For the Period Ended	Six Months Ended
December 31, 2009 (a)	June 30, 2010	Total

$9,592	$—	$9,592

(a)	For the period March 25, 2009 (commencement of operations) to December 31, 2009.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period ended June 30, 2010, advisory fees waived were reimbursed to NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes. Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI of the Fund.

For the six months ended June 30, 2010, NFS received $124,239 in Administrative Servicing fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $357.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II and Class VI of the Fund.

16 Semiannual Report 2010

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Investment in Affiliated Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market Value			Dividend/
	December 31,	Purchases	Sales	Interest	Realized	Market Value
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/(Loss)	June 30, 2010

Nationwide Fixed Contract	$4,716,740	$3,683,801	$11,553	$114,844	$—	$8,503,831

NVIT Bond Index Fund, Class Y	23,452,496	21,910,512	66,020	729,050	2,873	46,378,999

NVIT Enhanced Income Fund, Class Y	4,682,204	3,778,707	11,553	71,951	(71)	8,419,157

NVIT International Index Fund, Class Y	23,751,603	21,518,822	66,020	337,360	4,188	39,592,667

NVIT Mid Cap Index Fund, Class Y	15,181,044	13,948,789	42,913	180,838	9,035	27,786,893

NVIT Money Market Fund, Class Y	2,352,641	3,177,219	9,903	—	—	5,519,958

NVIT S&P 500 Index Fund, Class Y	37,439,188	34,411,413	105,632	521,073	18,250	66,040,844

NVIT Small Cap Index Fund, Class Y	5,944,594	5,357,302	16,505	61,937	3,463	10,733,480

Amounts designated as “—” are zero or have been rounded to zero.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $107,786,565 and sales of $330,099 (excluding short-term securities).

7. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$220,060,864	$940,317	$(8,025,352)	$(7,085,035)

18 Semiannual Report 2010

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

2010 Semiannual Report 19

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

20 Semiannual Report 2010

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Investor Destinations Capital Appreciation Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the period from the Fund’s inception in March 2009 through September 30, 2009, the Fund’s performance for Class II shares was in the fifth quintile of its Peer Group. The Trustees also noted that the Fund had outperformed its benchmark, which is a 70%/20%/10% blend of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index, for the three-month period ended September 30, 2009. In light of the Fund’s relatively short performance history, the Trustees took into consideration NFA’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of NFA.

The Trustees then noted that the Fund’s actual advisory fee for Class II shares was in the second quintile of its Peer Universe, and that the Fund’s total expenses were in the first quintile of its Peer Group. In this regard, the Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees also noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying index fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

2010 Semiannual Report 21

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

22 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

24 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 25

NVIT Investor Destinations Conservative Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-CON (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder:

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Investor Destinations Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Investor Destinations Conservative Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class II Shares	Actual		1,000.00	1,007.90	2.84	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57

Class VI Shares	Actual		1,000.00	1,007.10	2.84	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2010

Portfolio Summary	NVIT Investor Destinations Conservative Fund
June 30, 2010 (Unaudited)

Asset Allocation

Fixed Income Funds	58.3%
Equity Funds	18.5%
Fixed Contract	16.9%
Money Market Fund	6.3%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †

NVIT Bond Index Fund, Class Y	41.5%
Nationwide Fixed Contract	16.9%
NVIT Enhanced Income Fund, Class Y	16.8%
NVIT S&P 500 Index Fund, Class Y	9.2%
NVIT Money Market Fund, Class Y	6.3%
NVIT Mid Cap Index Fund, Class Y	4.9%
NVIT International Index Fund, Class Y	4.4%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 83.1%

	Shares	Market Value

Equity Funds 18.5%
NVIT International Index Fund, Class Y (a)	2,771,694	$19,207,837
NVIT Mid Cap Index Fund, Class Y (a)	1,478,156	21,418,483
NVIT S&P 500 Index Fund, Class Y (a)	5,681,178	40,677,232

Total Equity Funds (cost $78,796,331)		81,303,552

Fixed Income Funds 58.3%
NVIT Bond Index Fund, Class Y (a)	17,311,591	182,464,166
NVIT Enhanced Income Fund, Class Y (a)	7,395,482	73,659,004

Total Fixed Income Funds (cost $249,520,323)		256,123,170

Money Market Fund 6.3%
NVIT Money Market Fund, Class Y, 0.00% (a) (b)	27,660,970	27,660,970

Total Money Market Fund (cost $27,660,970)		27,660,970

Total Mutual Funds (cost $355,977,624)		365,087,692

Fixed Contract 16.9%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a) (c)	$74,475,582	74,475,582

Total Fixed Contract (cost $74,475,582)		74,475,582

Total Investments (cost $430,453,206) (d) — 100.0%		439,563,274

Liabilities in excess of other assets — 0.0%		(120,817)

NET ASSETS — 100.0%		$439,442,457

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Investor
Destinations
Conservative Fund

Assets:
Investments in affiliates, at value (cost $430,453,206)	$439,563,274
Cash	1,357
Receivable for capital shares issued	791,920
Prepaid expenses and other assets	3,972

Total Assets	440,360,523

Liabilities:
Payable for investments purchased	649,775
Payable for capital shares redeemed	28,837
Accrued expenses and other payables:
Investment advisory fees	46,307
Fund administration fees	11,646
Distribution fees	89,054
Administrative servicing fees	54,063
Accounting and transfer agent fees	2,654
Custodian fees	2,394
Compliance program costs (Note 3)	1,958
Professional fees	15,008
Printing fees	10,965
Other	5,405

Total Liabilities	918,066

Net Assets	$439,442,457

Represented by:
Capital	$430,860,003
Accumulated net investment loss	(6,079)
Accumulated net realized losses from investment transactions with affiliates	(521,535)
Net unrealized appreciation/(depreciation) from investments in affiliates	9,110,068

Net Assets	$439,442,457

Net Assets:
Class II Shares	$416,739,448
Class VI Shares	22,703,009

Total	$439,442,457

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	42,751,917
Class VI Shares	2,339,354

Total	45,091,271

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.75
Class VI Shares	$9.70

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Investor
Destinations
Conservative Fund

INVESTMENT INCOME:
Interest income from affiliates	$1,252,663
Dividend income from affiliates	4,768,834

Total Income	6,021,497

EXPENSES:
Investment advisory fees	269,101
Fund administration fees	23,339
Distribution fees Class II Shares	496,721
Distribution fees Class VI Shares	20,787
Administrative servicing fees Class II Shares	298,034
Administrative servicing fees Class VI Shares	12,472
Professional fees	22,497
Printing fees	6,459
Trustee fees	7,359
Custodian fees	7,820
Accounting and transfer agent fees	3,103
Compliance program costs (Note 3)	900
Other	10,712

Total expenses before earnings credits	1,179,304
Earnings credit (Note 6)	(1)

Net Expenses	1,179,303

NET INVESTMENT INCOME	4,842,194

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(521,517)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(1,084,479)

Net realized/unrealized losses from affiliated investments	(1,605,996)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,236,198

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Investor Destinations
	Conservative Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$4,842,194	$9,169,806
Net realized losses from investment transactions with affiliates	(521,517)	(14,750,595)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(1,084,479)	38,006,528

Change in net assets resulting from operations	3,236,198	32,425,739

Distributions to Shareholders From:
Net investment income:
Class II	(7,021,526)	(6,584,883)
Class VI	(303,737)	(166,394)
Net realized gains:
Class II	(1,155,091)	(1,898,084)
Class VI	(63,810)	(47,482)

Change in net assets from shareholder distributions	(8,544,164)	(8,696,843)

Change in net assets from capital transactions	43,766,353	30,958,130

Change in net assets	38,458,387	54,687,026

Net Assets:
Beginning of period	400,984,070	346,297,044

End of period	$439,442,457	$400,984,070

Accumulated undistributed net investment income (loss) at end of period	$(6,079)	$2,476,990

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$57,586,616	$111,737,202
Dividends reinvested	8,176,617	8,482,967
Cost of shares redeemed	(33,143,759)	(92,942,922)

Total Class II	32,619,474	27,277,247

Class VI Shares
Proceeds from shares issued	12,750,285	7,079,196
Dividends reinvested	367,547	213,876
Cost of shares redeemed	(1,970,953)	(3,612,189)

Total Class VI	11,146,879	3,680,883

Change in net assets from capital transactions	$43,766,353	$30,958,130

SHARE TRANSACTIONS:
Class II Shares
Issued	5,822,060	11,902,595
Reinvested	827,831	897,582
Redeemed	(3,331,242)	(9,918,921)

Total Class II Shares	3,318,649	2,881,256

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations
	Conservative Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS: (continued)
Class VI Shares
Issued	1,291,256	739,434
Reinvested	37,394	22,745
Redeemed	(196,896)	(376,685)

Total Class VI Shares	1,131,754	385,494

Total change in shares	4,450,403	3,266,750

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Conservative Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.87	0.11	(0.03)	0.08	(0.17)	(0.03)	(0.20)	$9.75	0.79%	$416,739,448	0.57%	2.33%	0.57%	4.60%
Year Ended December 31, 2009 (e)	$9.27	0.24	0.59	0.83	(0.18)	(0.05)	(0.23)	$9.87	9.08%	$389,117,123	0.57%	2.55%	0.57%	42.55%
Year Ended December 31, 2008	$10.40	0.30	(0.91)	(0.61)	(0.34)	(0.18)	(0.52)	$9.27	(6.02%)	$338,713,566	0.56%	3.04%	0.56%	24.69%
Year Ended December 31, 2007	$10.46	0.37	0.19	0.56	(0.37)	(0.25)	(0.62)	$10.40	5.38%	$309,288,876	0.57%	3.52%	0.57%	101.35%
Year Ended December 31, 2006	$10.27	0.32	0.29	0.61	(0.32)	(0.10)	(0.42)	$10.46	6.16%	$304,610,311	0.57%	3.10%	0.57%	45.93%
Year Ended December 31, 2005	$10.45	0.29	0.05	0.34	(0.29)	(0.23)	(0.52)	$10.27	3.31%	$280,331,414	0.57%	2.79%	0.57%	30.49%

Class VI Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.83	0.12	(0.05)	0.07	(0.17)	(0.03)	(0.20)	$9.70	0.71%	$22,703,009	0.57%	2.53%	0.57%	4.60%
Year Ended December 31, 2009 (e)	$9.22	0.25	0.59	0.84	(0.18)	(0.05)	(0.23)	$9.83	9.25%	$11,866,947	0.57%	2.64%	0.57%	42.55%
Year Ended December 31, 2008	$10.36	0.32	(0.94)	(0.62)	(0.34)	(0.18)	(0.52)	$9.22	(6.17%)	$7,583,478	0.55%	3.14%	0.55%	24.69%
Year Ended December 31, 2007	$10.43	0.37	0.19	0.56	(0.38)	(0.25)	(0.63)	$10.36	5.43%	$5,409,132	0.56%	3.58%	0.56%	101.35%
Year Ended December 31, 2006	$10.26	0.31	0.29	0.60	(0.33)	(0.10)	(0.43)	$10.43	6.13%	$5,941,683	0.57%	3.13%	0.57%	45.93%
Year Ended December 31, 2005	$10.45	0.31	0.04	0.35	(0.31)	(0.23)	(0.54)	$10.26	3.39%	$4,644,547	0.47%	2.95%	0.47%	30.49%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Conservative Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company, and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short

12 Semiannual Report 2010

term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The fixed interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2010, the rate ranged from 3.60% to 3.70%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Fixed Contract, Nationwide Fund Advisors (“NFA”) believes that the relatively stable nature of the Nationwide Fixed Contact should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously, under most circumstances, the Nationwide Fixed Contact is valued at par each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day’s net purchase or redemption.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affects the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$74,475,582	$—	$74,475,582

Mutual Funds	365,087,692	—	—	365,087,692

Total Assets	$365,087,692	$74,475,582	$—	$439,563,274

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

14 Semiannual Report 2010

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes. Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions;

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI of the Fund.

For the six months ended June 30, 2010, NFS received $310,506 in Administrative Servicing fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $900.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II and Class VI of the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Investment in Affiliated Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/Loss	2010

NVIT Bond Index Fund Class Y	$160,211,347	$24,639,599	$7,695,998	$3,320,248	$248,708	$182,464,166

NVIT Enhanced Income Fund Class Y	68,043,278	8,726,369	2,885,999	731,612	(32,132)	73,659,004

NVIT International Index Fund Class Y	20,361,278	2,846,279	962,000	181,360	(343,230)	19,207,837

NVIT Mid Cap Index Fund Class Y	20,045,339	2,829,138	962,000	164,220	(82,456)	21,418,483

NVIT S&P 500 Index Fund Class Y	40,058,854	5,701,232	1,924,000	371,394	(312,407)	40,677,232

NVIT Money Market Fund Class Y	24,255,132	5,329,838	1,923,999	—	—	27,660,970

Nationwide Fixed Contract	68,228,828	7,880,090	2,885,999	1,252,663	—	74,475,582

Amounts designated as “—” are zero or have been rounded to zero.

5. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% redemption fee

16 Semiannual Report 2010

if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $3,364.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $4,470.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $57,952,545 and sales of $19,239,995 (excluding short-term securities).

8. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Credit and Market Risk. The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

9. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

10. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$444,404,762	$9,586,094	$(14,427,582)	$(4,841,488)

11. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

18 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 19

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Investor Destinations Conservative Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2009 was in the second quintile of its Peer Group, and above the Fund’s benchmark, which is a 20%/35%/45% blend of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index. For the three-year period ended September 30, 2009, the Trustees noted that the Fund’s performance was in the first quintile of its Peer Universe and outperformed the Fund’s benchmark. With respect to the five-year period ended September 30, 2009, the Trustees noted that the Fund’s performance was in the third quintile and slightly below the median of its Peer Universe, and that the Fund outperformed its benchmark.

With respect to expenses, the Trustees noted that the Fund’s actual advisory fee for Class II shares was in the fifth quintile of its Peer Universe. The Trustees noted, however, that the Fund’s total expenses were in the first quintile of its Peer Group. In this regard, the Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees also noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying index fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2010

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NVIT Investor Destinations
Moderately Aggressive Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MAG (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Investor Destinations Moderately Aggressive Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
NVIT Investor Destinations Moderately Aggressive Fund			01/01/10	06/30/10	01/01/10 - 06/30/10[a,b]	01/01/10 - 06/30/10[a,b]

Class II Shares	Actual		1,000.00	944.10	2.70	0.56
	Hypothetical	[c]	1,000.00	1,022.02	2.81	0.56

Class VI Shares	Actual		1,000.00	944.80	2.70	0.56
	Hypothetical	[c]	1,000.00	1,022.02	2.81	0.56

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2010

Portfolio Summary	NVIT Investor Destinations Moderately Aggressive Fund
June 30, 2010 (Unaudited)

Asset Allocation

Equity Funds	78.1%
Fixed Income Funds	19.5%
Fixed Contract	2.5%
Liabilities in excess of other assets	(0	.1)%

	100.0%

Top Holdings †

NVIT S&P 500 Index Fund, Class Y	34.4%
NVIT International Index Fund, Class Y	19.8%
NVIT Bond Index Fund, Class Y	16.6%
NVIT Mid Cap Index Fund, Class Y	15.6%
NVIT Small Cap Index Fund, Class Y	5.2%
Nationwide International Index Fund, Institutional Class	3.1%
NVIT Enhanced Income Fund, Class Y	2.8%
Nationwide Fixed Contract	2.5%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.6%

	Shares	Market Value

Equity Funds 78.1%
Nationwide International Index Fund, Institutional Class (a)	8,458,478	$50,835,451
NVIT International Index Fund, Class Y (a)	46,678,017	323,478,656
NVIT Mid Cap Index Fund, Class Y (a)	17,561,470	254,465,702
NVIT S&P 500 Index Fund, Class Y (a)	78,529,925	562,274,266
NVIT Small Cap Index Fund, Class Y (a)	11,592,411	85,088,298

Total Equity Funds (cost $1,665,385,168)		1,276,142,373

Fixed Income Funds 19.5%
NVIT Bond Index Fund, Class Y (a)	25,814,609	272,085,980
NVIT Enhanced Income Fund, Class Y (a)	4,662,835	46,441,835

Total Fixed Income Funds (cost $306,520,811)		318,527,815

Total Mutual Funds (cost $1,971,905,979)		1,594,670,188

Fixed Contract 2.5%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a) (b)	$41,157,949	41,157,949

Total Fixed Contract (cost $41,157,949)		41,157,949

Total Investments (Cost $2,013,063,928) (c) — 100.1%		1,635,828,137

Liabilities in excess of other assets — (0.1)%		(1,158,269)

NET ASSETS — 100.0%		$1,634,669,868

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Investor
Destinations Moderately
Aggressive Fund

Assets:
Investments in affiliates, at value (cost $2,013,063,928)	$1,635,828,137
Cash	8
Receivable for investments sold	4,505,157
Receivable for capital shares issued	61,779
Prepaid expenses and other assets	17,660

Total Assets	1,640,412,741

Liabilities:
Payable for capital shares redeemed	4,804,049
Accrued expenses and other payables:
Investment advisory fees	182,454
Fund administration fees	35,790
Distribution fees	350,877
Administrative servicing fees	222,651
Accounting and transfer agent fees	8,620
Trustee fees	601
Custodian fees	11,341
Compliance program costs (Note 3)	9,534
Professional fees	57,630
Printing fees	27,257
Other	32,069

Total Liabilities	5,742,873

Net Assets	$1,634,669,868

Represented by:
Capital	$2,083,751,181
Accumulated undistributed net investment income	55,456
Accumulated net realized losses from investment transactions with affiliates	(71,900,978)
Net unrealized appreciation/(depreciation) from investments in affiliates	(377,235,791)

Net Assets	$1,634,669,868

Net Assets:
Class II Shares	$1,624,347,740
Class VI Shares	10,322,128

Total	$1,634,669,868

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	185,949,769
Class VI Shares	1,188,495

Total	187,138,264

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$8.74
Class VI Shares	$8.69

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Investor
Destinations Moderately
Aggressive Fund

INVESTMENT INCOME:
Interest income from affiliates	$775,313
Dividend income from affiliates	17,777,852

Total Income	18,553,165

EXPENSES:
Investment advisory fees	1,165,300
Fund administration fees	73,537
Distribution fees Class II Shares	2,226,835
Distribution fees Class VI Shares	14,149
Administrative servicing fees Class II Shares	1,336,108
Administrative servicing fees Class VI Shares	8,490
Professional fees	86,302
Printing fees	14,409
Trustee fees	32,270
Custodian fees	35,508
Accounting and transfer agent fees	11,732
Compliance program costs (Note 3)	3,856
Other	43,123

Total expenses before earnings credits	5,051,619
Earnings credit (Note 6)	(1)

Net Expenses	5,051,618

NET INVESTMENT INCOME	13,501,547

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(36,506,192)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(73,610,884)

Net realized/unrealized losses from affiliated investments	(110,117,076)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(96,615,529)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Investor Destinations Moderately
	Aggressive Fund

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$13,501,547	$33,947,610
Net realized losses from investment transactions with affiliates	(36,506,192)	(94,887,117)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(73,610,884)	435,819,671

Change in net assets resulting from operations	(96,615,529)	374,880,164

Distributions to Shareholders From:
Net investment income:
Class II	(25,574,225)	(21,622,480)
Class VI	(161,343)	(136,488)
Net realized gains:
Class II	–	(70,751,258)
Class VI	–	(503,675)

Change in net assets from shareholder distributions	(25,735,568)	(93,013,901)

Change in net assets from capital transactions	(84,647,720)	(13,609,566)

Change in net assets	(206,998,817)	268,256,697

Net Assets:
Beginning of period	1,841,668,685	1,573,411,988

End of period	$1,634,669,868	$1,841,668,685

Accumulated undistributed net investment income at end of period	$55,456	$12,289,477

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$19,005,909	$62,165,613
Dividends reinvested	25,574,225	92,373,738
Cost of shares redeemed	(129,127,899)	(167,672,650)

Total Class II	(84,547,765)	(13,133,299)

Class VI Shares
Proceeds from shares issued	2,352,918	4,686,539
Dividends reinvested	161,343	640,163
Cost of shares redeemed	(2,614,216)	(5,802,969)

Total Class VI	(99,955)	(476,267)

Change in net assets from capital transactions	$(84,647,720)	$(13,609,566)

SHARE TRANSACTIONS:
Class II Shares
Issued	2,014,588	7,986,465
Reinvested	2,694,135	10,455,749
Redeemed	(13,774,923)	(19,741,144)

Total Class II Shares	(9,066,200)	(1,298,930)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations Moderately
	Aggressive Fund

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009

SHARE TRANSACTIONS: (continued)
Class VI Shares
Issued	244,148	528,322
Reinvested	17,118	72,648
Redeemed	(282,666)	(686,406)

Total Class VI Shares	(21,400)	(85,436)

Total change in shares	(9,087,600)	(1,384,366)

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Aggressive Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.39	0.07	(0.58)	(0.51)	(0.14)	–	(0.14)	$8.74	(5.59%)	$1,624,347,740	0.56%	1.51%	0.56%	1.12%
Year Ended December 31, 2009 (e)	$7.96	0.17	1.74	1.91	(0.11)	(0.37)	(0.48)	$9.39	24.39%	$1,830,377,623	0.56%	2.05%	0.56%	16.72%
Year Ended December 31, 2008	$13.34	0.24	(4.14)	(3.90)	(0.28)	(1.20)	(1.48)	$7.96	(31.39%)	$1,563,154,142	0.54%	2.08%	0.54%	22.71%
Year Ended December 31, 2007	$13.10	0.27	0.54	0.81	(0.31)	(0.26)	(0.57)	$13.34	6.15%	$2,309,022,995	0.58%	2.03%	0.58%	65.97%
Year Ended December 31, 2006	$11.85	0.23	1.45	1.68	(0.27)	(0.16)	(0.43)	$13.10	14.54%	$1,880,751,908	0.57%	1.97%	0.57%	5.40%
Year Ended December 31, 2005	$11.52	0.24	0.57	0.81	(0.24)	(0.24)	(0.48)	$11.85	7.07%	$1,202,098,385	0.57%	2.23%	0.57%	7.53%

Class VI Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.33	0.07	(0.57)	(0.50)	(0.14)	–	(0.14)	$8.69	(5.52%)	$10,322,128	0.56%	1.51%	0.56%	1.12%
Year Ended December 31, 2009 (e)	$7.92	0.17	1.72	1.89	(0.11)	(0.37)	(0.48)	$9.33	24.27%	$11,291,062	0.56%	2.03%	0.56%	16.72%
Year Ended December 31, 2008	$13.28	0.22	(4.10)	(3.88)	(0.28)	(1.20)	(1.48)	$7.92	(31.39%)	$10,257,846	0.55%	2.02%	0.55%	22.71%
Year Ended December 31, 2007	$13.06	0.25	0.55	0.80	(0.32)	(0.26)	(0.58)	$13.28	6.16%	$16,432,323	0.55%	2.01%	0.55%	65.97%
Year Ended December 31, 2006	$11.83	0.24	1.44	1.68	(0.29)	(0.16)	(0.45)	$13.06	14.56%	$12,110,517	0.56%	1.99%	0.56%	5.40%
Year Ended December 31, 2005	$11.51	0.25	0.57	0.82	(0.26)	(0.24)	(0.50)	$11.83	7.16%	$7,574,807	0.48%	2.59%	0.48%	7.53%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Aggressive Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an

12 Semiannual Report 2010

independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affects the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The fixed interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2010, the rate ranged from 3.60% to 3.70%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Fixed Contract, Nationwide Fund Advisors (“NFA”) believes that the relatively stable nature of the Nationwide Fixed Contact should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously, under most circumstances, the Nationwide Fixed Contact is valued at par each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day’s net purchase or redemption.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$41,157,949	$—	$41,157,949

Mutual Funds	1,594,670,188	—	—	1,594,670,188

Total Assets	$1,594,670,188	$41,157,949	$—	$1,635,828,137

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts

14 Semiannual Report 2010

could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes. Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI of the Fund.

For the six months ended June 30, 2010, NFS received $1,344,598 in Administrative Servicing fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $3,856.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II and Class VI of the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Investment in Affiliated Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/Loss	2010

Nationwide Fixed Contract	$45,974,894	$53,740	$5,645,998	$775,313	$—	$41,157,949

Nationwide International Index Fund, Institutional Class	90,115,475	759,013	29,415,559	759,013	(18,088,203)	50,835,451

NVIT Bond Index Fund, Class Y	275,443,604	5,566,001	17,649,336	5,243,563	654,858	272,085,980

NVIT Enhanced Income Fund, Class Y	46,050,339	530,698	—	476,958	—	46,441,835

NVIT International Index Fund, Class Y	375,124,792	3,689,008	—	3,151,609	—	323,478,656

NVIT Mid Cap Index Fund, Class Y	274,925,659	2,403,401	17,649,336	2,080,962	(5,175,516)	254,465,702

16 Semiannual Report 2010

	Market Value			Dividend/		Market Value
	at December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/Loss	2010

NVIT S&P 500 Index Fund, Class Y	642,660,773	6,208,323	41,181,783	5,455,965	(12,306,738)	562,274,266

NVIT Small Cap Index Fund, Class Y	92,372,042	717,262	5,883,112	609,782	(1,590,593)	85,088,298

Amounts designated as “—” are zero or have been rounded to zero.

5. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $966.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $1,043.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

7. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $19,927,446 and sales of $117,425,124 (excluding short-term securities).

8. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

9. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

10. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$2,052,425,802	$11,203,215	$(427,800,880)	$(416,597,665)

11. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

18 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 19

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Investor Destinations Moderately Aggressive Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. Turning to performance, the Trustees noted that, for the one-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the fifth quintile of its Peer Group, but outperformed its benchmark, which is an 80%/15%/5% blend of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index. With respect to the three- and five-year periods ended September 30, 2009, the Trustees noted that the Fund’s performance for Class II shares placed it in the first quintile of its Peer Group and the second quintile of its Peer Universe, respectively, and the Fund outperformed its benchmark during both periods.

The Trustees then noted that the Fund’s contractual advisory fee was in the third quintile and above the median of its Peer Group, and the Fund’s actual advisory fee for Class II shares was in the fourth quintile of its Peer Group. The Trustees noted, however, that the Fund’s total expenses were in the first quintile of its Peer Group. In this regard, the Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying index fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2010

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NVIT Investor Destinations
Moderately Conservative Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

6	Statement of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statements of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information

21	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-ID-MCON (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s (and each of its underlying funds’) investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

The NVIT Cardinal Funds and the NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of these funds, each investor is indirectly paying a proportionate share of the applicable fees and expenses of the underlying funds.

Asset allocation is the process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

There is no assurance that the investment objective of any fund (or that of any underlying fund) will be achieved nor that a diversified portfolio will produce better results than a nondiversified portfolio. Diversification does not guarantee returns or insulate an investor from potential losses, including the possible loss of principal.

Each Fund is subject to different levels of risk, based on the types and sizes of its underlying asset class allocations and its allocation strategy. In addition, each Fund’s underlying funds may be subject to specific investment risks such as those associated with: (i) bonds and short-term instruments, (ii) small companies, (iii) mid-sized companies, (iv) international securities, (v) real estate investment trusts (REITs), and (vi) initial public offerings (IPOs).

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust (NVIT) Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of

2 Semiannual Report 2010

Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2010 Semiannual Report 3

Shareholder	NVIT Investor Destinations Moderately Conservative Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Investor Destinations			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Moderately Conservative Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a,b]	01/01/10 - 06/30/10 [a,b]

Class II Shares	Actual		1,000.00	989.60	2.81	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57

Class VI Shares	Actual		1,000.00	989.70	2.81	0.57
	Hypothetical	[c]	1,000.00	1,021.97	2.86	0.57

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

[c]	Represents the hypothetical 5% return before expenses.

4 Semiannual Report 2010

Portfolio Summary	NVIT Investor Destinations Moderately Conservative Fund
June 30, 2010 (Unaudited)

Asset Allocation

Fixed Income Funds	46.8%
Equity Funds	37.5%
Fixed Contract	10.7%
Money Market Fund	5.0%
Liabilities in excess of other assets ‡	0.0%

100.0%

Top Holdings †

NVIT Bond Index Fund, Class Y	37.1%
NVIT S&P 500 Index Fund, Class Y	18.8%
Nationwide Fixed Contract	10.7%
NVIT Mid Cap Index Fund, Class Y	9.9%
NVIT Enhanced Income Fund, Class Y	9.7%
NVIT International Index Fund, Class Y	8.8%
NVIT Money Market Fund, Class Y	5.0%

100.0%

‡	Rounds to less than 0.1%.

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 5

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 89.3%

	Shares	Market Value

Equity Funds 37.5%
NVIT International Index Fund, Class Y (a)	9,759,909	$67,636,168
NVIT Mid Cap Index Fund, Class Y (a)	5,261,199	76,234,776
NVIT S&P 500 Index Fund, Class Y (a)	20,201,258	144,641,009

Total Equity Funds (cost $329,386,394)		288,511,953

Fixed Income Funds 46.8%
NVIT Bond Index Fund, Class Y (a)	27,073,693	285,356,728
NVIT Enhanced Income Fund, Class Y (a)	7,510,499	74,804,567

Total Fixed Income Funds (cost $347,736,842)		360,161,295

Money Market Fund 5.0%
NVIT Money Market Fund, Class Y, 0.00% (a) (b)	38,908,537	38,908,537

Total Money Market Fund (cost $38,908,537)		38,908,537

Total Mutual Funds (cost $716,031,773)		687,581,785

Fixed Contract 10.7%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.60% (a) (c)	$82,263,599	$82,263,599

Total Fixed Contract (cost $82,263,599)		82,263,599

Total Investments (cost $798,295,372) (d) — 100.0%		769,845,384

Liabilities in excess of other assets — 0.0%		(288,006)

NET ASSETS — 100.0%		$769,557,378

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of June 30, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Investor
Destinations
Moderately Conservative Fund

Assets:
Investments in affiliates, at value (cost $798,295,372)	$769,845,384
Cash	8
Receivable for capital shares issued	2,009,988
Prepaid expenses and other assets	7,578

Total Assets	771,862,958

Liabilities:
Payable for investments purchased	1,615,627
Payable for capital shares redeemed	263,364
Accrued expenses and other payables:
Investment advisory fees	83,195
Fund administration fees	18,186
Distribution fees	159,992
Administrative servicing fees	99,330
Accounting and transfer agent fees	4,241
Custodian fees	4,725
Compliance program costs (Note 3)	3,912
Professional fees	26,004
Printing fees	16,424
Other	10,580

Total Liabilities	2,305,580

Net Assets	$769,557,378

Represented by:
Capital	$806,475,172
Accumulated undistributed net investment income	6,095
Accumulated net realized losses from investment transactions with affiliates	(8,473,901)
Net unrealized appreciation/(depreciation) from investments in affiliates	(28,449,988)

Net Assets	$769,557,378

Net Assets:
Class II Shares	$755,967,147
Class VI Shares	13,590,231

Total	$769,557,378

Shares Outstanding (unlimited number of shares authorized):
Class II Shares	79,183,542
Class VI Shares	1,429,608

Total	80,613,150

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares	$9.55
Class VI Shares	$9.51

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 7

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Investor
Destinations
Moderately
Conservative Fund

INVESTMENT INCOME:
Interest income from affiliates	$1,456,749
Dividend income from affiliates	8,777,696

Total Income	10,234,445

EXPENSES:
Investment advisory fees	507,318
Fund administration fees	36,992
Distribution fees Class II Shares	960,178
Distribution fees Class VI Shares	15,444
Administrative servicing fees Class II Shares	576,110
Administrative servicing fees Class VI Shares	9,267
Professional fees	39,357
Printing fees	8,557
Trustee fees	13,968
Custodian fees	15,015
Accounting and transfer agent fees	5,392
Compliance program costs (Note 3)	1,690
Other	19,351

Total expenses before earnings credits	2,208,639
Earnings credit (Note 6)	(1)

Net Expenses	2,208,638

NET INVESTMENT INCOME	8,025,807

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with affiliates	(2,688,896)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(13,750,022)

Net realized/unrealized losses from affiliated investments	(16,438,918)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,413,111)

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Investor Destinations
	Moderately Conservative Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$8,025,807	$16,953,705
Net realized losses from investment transactions with affiliates	(2,688,896)	(38,869,388)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(13,750,022)	118,059,191

Change in net assets resulting from operations	(8,413,111)	96,143,508

Distributions to Shareholders From:
Net investment income:
Class II	(12,757,428)	(11,965,264)
Class VI	(214,452)	(135,338)
Net realized gains:
Class II	–	(11,097,036)
Class VI	–	(121,325)

Change in net assets from shareholder distributions	(12,971,880)	(23,318,963)

Change in net assets from capital transactions	17,570,034	23,115,606

Change in net assets	(3,814,957)	95,940,151

Net Assets:
Beginning of period	773,372,335	677,432,184

End of period	$769,557,378	$773,372,335

Accumulated undistributed net investment income at end of period	$6,095	$4,952,168

CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued	$33,689,914	$86,479,311
Dividends reinvested	12,757,428	23,062,300
Cost of shares redeemed	(33,024,414)	(88,886,901)

Total Class II	13,422,928	20,654,710

Class VI Shares
Proceeds from shares issued	5,147,567	6,787,318
Dividends reinvested	214,452	256,663
Cost of shares redeemed	(1,214,913)	(4,583,085)

Total Class VI	4,147,106	2,460,896

Change in net assets from capital transactions	$17,570,034	$23,115,606

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statements of Changes in Net Assets (Continued)

	NVIT Investor Destinations
	Moderately Conservative Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

SHARE TRANSACTIONS:
Class II Shares
Issued	3,415,121	9,494,046
Reinvested	1,291,063	2,484,683
Redeemed	(3,341,915)	(9,911,790)

Total Class II Shares	1,364,269	2,066,939

Class VI Shares
Issued	522,317	732,559
Reinvested	21,798	27,757
Redeemed	(123,711)	(511,375)

Total Class VI Shares	420,404	248,941

Total change in shares	1,784,673	2,315,880

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Investor Destinations Moderately Conservative Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized									Ratio of	Ratio of
			and									Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) from	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.81	0.10	(0.20)	(0.10)	(0.16)	–	(0.16)	$9.55	(1.04%)	$755,967,147	0.57%	2.05%	0.57%	2.70%
Year Ended December 31, 2009 (e)	$8.85	0.22	1.05	1.27	(0.16)	(0.15)	(0.31)	$9.81	14.56%	$763,511,410	0.57%	2.43%	0.57%	26.10%
Year Ended December 31, 2008	$11.35	0.28	(1.91)	(1.63)	(0.33)	(0.54)	(0.87)	$8.85	(15.04%)	$670,732,957	0.57%	2.73%	0.57%	23.62%
Year Ended December 31, 2007	$11.35	0.34	0.31	0.65	(0.35)	(0.30)	(0.65)	$11.35	5.86%	$810,970,658	0.55%	3.07%	0.55%	80.89%
Year Ended December 31, 2006	$10.91	0.30	0.60	0.90	(0.31)	(0.15)	(0.46)	$11.35	8.42%	$633,781,962	0.57%	2.69%	0.57%	17.68%
Year Ended December 31, 2005	$10.91	0.28	0.20	0.48	(0.28)	(0.20)	(0.48)	$10.91	4.49%	$525,426,114	0.56%	2.66%	0.56%	11.32%

Class VI Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.77	0.11	(0.21)	(0.10)	(0.16)	–	(0.16)	$9.51	(1.03%)	$13,590,231	0.57%	2.17%	0.57%	2.70%
Year Ended December 31, 2009 (e)	$8.81	0.24	1.03	1.27	(0.16)	(0.15)	(0.31)	$9.77	14.63%	$9,860,925	0.57%	2.61%	0.57%	26.10%
Year Ended December 31, 2008	$11.30	0.29	(1.91)	(1.62)	(0.33)	(0.54)	(0.87)	$8.81	(15.03%)	$6,699,227	0.54%	2.64%	0.54%	23.62%
Year Ended December 31, 2007	$11.32	0.35	0.30	0.65	(0.37)	(0.30)	(0.67)	$11.30	5.82%	$10,911,522	0.56%	3.34%	0.56%	80.89%
Year Ended December 31, 2006	$10.90	0.30	0.59	0.89	(0.32)	(0.15)	(0.47)	$11.32	8.39%	$3,631,908	0.57%	2.65%	0.57%	17.68%
Year Ended December 31, 2005	$10.90	0.30	0.20	0.50	(0.30)	(0.20)	(0.50)	$10.90	4.65%	$4,264,903	0.48%	2.65%	0.48%	11.32%

Amounts designated as “-” are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Investor Destinations Moderately Conservative Fund (the “Fund”), a series of the Trust. Only the separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) hold shares of the Fund.

The Fund is constructed as a “fund of funds”, which means that the Fund pursues its investment objective by allocating its investments primarily among other affiliated underlying portfolios of the Trust (the “Underlying Funds”). The Underlying Funds typically invest, either directly or indirectly, in stocks, bonds, and other securities. The Fund also invests in a non-registered Fixed Interest Contract (“Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“Nationwide Life”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Shares of the Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by the Underlying Funds.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and

12 Semiannual Report 2010

dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Investments held by money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. A money market fund’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affects the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

The Fund currently invests in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by Nationwide Life. This contract has a stable principal value and pays the Fund a fixed rate of interest. The fixed interest rate is a minimum of 3.50% (on an annual basis), but may be higher and is currently adjusted on a quarterly basis. During the six months ended June 30, 2010, the rate ranged from 3.60% to 3.70%. Because the contract is guaranteed by Nationwide Life, assuming no default, the Fund receives no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions the Fund’s performance may be hurt by its investment in the Nationwide Fixed Contract, Nationwide Fund Advisors (“NFA”) believes that the relatively stable nature of the Nationwide Fixed Contact should reduce the Fund’s volatility and overall risk, especially when the bond and stock markets decline simultaneously, under most circumstances, the Nationwide Fixed Contact is valued at par each day, which is deemed to be fair value. The par value is calculated each day by the summation of the following factors: prior day’s par value; prior day’s interest accrued (par multiplied by guaranteed fixed rate); and current day’s net purchase or redemption.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

2010 Semiannual Report 13

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$82,263,599	$—	$82,263,599

Mutual Funds	687,581,785	—	—	687,581,785

Total Assets	$687,581,785	$82,263,599	$—	$769,845,384

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(d)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax

14 Semiannual Report 2010

liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.13%

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes. Prior to May 1, 2010, the Fund did not pay a fee for these services.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions;

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class II and Class VI of the Fund.

For the six months ended June 30, 2010, NFS received $585,377 in Administrative Servicing fees from the Fund.

Under the terms of the Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $1,690.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly-owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II and Class VI of the Fund.

The Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge the Fund any sales charge for buying or selling Underlying Fund shares. However, the Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management fees of the Underlying Funds and short-term investments the Underlying Funds hold. These expenses are deducted from each of the Underlying Fund’s net assets before their share prices are calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how the Fund’s assets are spread among the Underlying Funds.

4. Investment in Affiliated Issuers

The Fund invests in Underlying Funds. A summary of the Fund’s transactions in the shares of Underlying Funds during the six months ended June 30, 2010 were as follows:

	Market
	Value at			Dividend/		Market Value
	December 31,	Purchases	Sales	Interest	Realized	at June 30,
Underlying Fund	2009	at Cost	Proceeds	Income	Gain/Loss	2010

Nationwide Fixed Contract	$81,287,907	$1,635,332	$2,116,388	$1,456,749	$—	$82,263,599

NVIT Bond Index Fund, Class Y	270,315,397	13,617,363	7,407,359	5,374,498	264,430	285,356,728

NVIT Enhanced Income Fund, Class Y	73,496,111	3,121,443	1,587,292	766,339	255	74,804,567

NVIT International Index Fund, Class Y	78,318,806	3,013,304	2,116,388	658,199	(1,164,967)	67,636,168

NVIT Mid Cap Index Fund, Class Y	77,144,486	2,963,229	2,116,388	608,125	(580,896)	76,234,776

NVIT Money Market Fund, Class Y	38,729,499	1,766,328	1,587,292	—	—	38,908,537

NVIT S&P 500 Index Fund, Class Y	154,501,488	6,080,744	4,232,777	1,370,535	(1,207,718)	144,641,009

Amounts designated as “—” are zero or have been rounded to zero.

16 Semiannual Report 2010

5. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class VI shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $740.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $3,464.

6. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

7. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $32,197,743 and sales of $21,163,884 (excluding short-term securities).

8. Portfolio Investment Risks From Underlying Funds

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Underlying Funds invest in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Underlying Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Underlying Funds.

9. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

10. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$828,092,440	$5,767,008	$(64,014,064)	$(58,247,056)

11. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is similar to the arrangement that applied the period ended June 30, 2010 (as discussed above under “Bank Loans and Earnings Credits”).

18 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 19

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Investor Destinations Moderately Conservative Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory agreement and mutual fund industry norms. Turning to performance, the Trustees noted that the Fund’s performance for Class II shares for the one-year period ended September 30, 2009 was in the third quintile and above the median of its Peer Group. The Trustees then noted that the Fund’s performance for Class II shares for the three-year period ended September 30, 2009 was in the first quintile of its Peer Group, and that the Fund’s performance for Class II shares for the five-year period ended September 30, 2009 was in the second quintile of its Peer Universe. The Trustees also noted that for each of the one-, three-, and five-year periods ended September 30, 2009, the Fund outperformed its benchmark, which is a 40%/35%/25% blend of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index, and the Citigroup 3-Month Treasury Bill Index.

Turning to expenses, the Trustees noted that the Fund’s contractual advisory fee and actual advisory fee for Class II shares were in the third quintile and above the median of its Peer Group. The Trustees noted, however, that the Fund’s total expenses were in the first quintile of its Peer Group. In this regard, the Trustees noted that the underlying funds’ fees and expenses borne indirectly by shareholders were not reflected in the Lipper expense rankings regarding advisory fees, but were included in the Lipper expense rankings regarding total expenses. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees then noted that shareholders were afforded the benefits of economies of scale through the realization of breakpoints at the underlying index fund level.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

20 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 21

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

22 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 23

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

24 Semiannual Report 2010

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NVIT Multi-Manager Large Cap Value Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

13	Financial Highlights

14	Notes to Financial Statements

25	Supplemental Information

28	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-LCV (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President and CEO
Nationwide Variable insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Multi-Manager Large Cap Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
 June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi-Manager Large			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
Cap Value Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	918.20	4.19	0.88
	Hypothetical	[b]	1,000.00	1,020.43	4.41	0.88

Class II Shares	Actual		1,000.00	917.50	5.32	1.12
	Hypothetical	[b]	1,000.00	1,019.24	5.61	1.12

Class Y Shares	Actual		1,000.00	919.70	3.43	0.72
	Hypothetical	[b]	1,000.00	1,021.22	3.61	0.72

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager Large Cap Value Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	97.1%
Mutual Fund	3.0%
Liabilities in excess of other assets	(0	.1)%

	100.0%

Top Industries †

Oil, Gas & Consumable Fuels	10.1%
Insurance	9.5%
Diversified Financial Services	7.1%
Pharmaceuticals	5.3%
Media	4.8%
Electric Utilities	4.6%
Capital Markets	4.4%
Commercial Banks	3.4%
Food Products	3.3%
Aerospace & Defense	3.3%
Other Industries	44.2%

100.0%

Top Holdings †

Bank of America Corp.	3.6%
JPMorgan Chase & Co.	3.3%
Invesco Liquid Assets Portfolio — Institutional Class	3.0%
Occidental Petroleum Corp.	3.0%
General Electric Co.	2.4%
Merck & Co., Inc.	2.2%
Entergy Corp.	2.1%
Honeywell International, Inc.	1.7%
Wells Fargo & Co.	1.7%
Cisco Systems, Inc.	1.4%
Other Holdings	75.6%

100.0%

Top Countries †

United States	94.2%
Switzerland	2.1%
Bermuda	1.4%
Canada	0.6%
Netherlands	0.6%
Singapore	0.2%
Taiwan	0.2%
Germany	0.2%
Japan	0.2%
United Kingdom	0.2%
Other Countries	0.1%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 97.1%

	Shares	Market Value

BERMUDA 1.4%
Insurance 1.2%
Everest Re Group Ltd.	61,316	$4,336,268
PartnerRe Ltd.	9,100	638,274

		4,974,542

Oil, Gas & Consumable Fuels 0.2%
Frontline Ltd.	32,956	940,564

		5,915,106

CANADA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Canadian Natural Resources Ltd.	82,000	2,724,860

GERMANY 0.2%
Construction Materials 0.2%
HeidelbergCement AG	16,294	770,065

IRELAND 0.1%
Pharmaceuticals 0.1%
Elan Corp. PLC ADR-IE*	100,900	454,050

JAPAN 0.2%
Tobacco 0.2%
Japan Tobacco, Inc.	221	687,552

NETHERLANDS 0.6%
Energy Equipment & Services 0.2%
SBM Offshore NV	56,480	808,014

Food Products 0.4%
Unilever NV NYRS-NL	58,432	1,596,362

		2,404,376

SINGAPORE 0.2%
Electronic Equipment, Instruments & Components 0.2%
Flextronics International Ltd.*	176,800	990,080

SWITZERLAND 2.1%
Capital Markets 0.2%
UBS AG REG*	66,200	877,005

Energy Equipment & Services 0.7%
Noble Corp.*	37,900	1,171,489
Weatherford International Ltd.*	144,000	1,892,160

		3,063,649

Insurance 0.9%
ACE Ltd.	69,200	3,562,416

Pharmaceuticals 0.3%
Roche Holding AG	8,779	1,208,357

		8,711,427

TAIWAN 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR-TW	92,860	906,314

UNITED KINGDOM 0.2%
Hotels, Restaurants & Leisure 0.2%
Thomas Cook Group PLC	243,370	644,170

UNITED STATES 91.3%
Aerospace & Defense 3.3%
Boeing Co. (The)	52,179	3,274,232
General Dynamics Corp.	16,600	972,096
Honeywell International, Inc.	182,860	7,137,026
Lockheed Martin Corp.	17,100	1,273,950
Rockwell Collins, Inc.	10,700	568,491
United Technologies Corp.	9,300	603,663

		13,829,458

Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	41,200	2,343,868

Airlines 0.2%
Delta Air Lines, Inc.*	74,500	875,375

Auto Components 1.0%
Johnson Controls, Inc.	152,261	4,091,253

Automobiles 0.4%
Ford Motor Co.*	166,014	1,673,421

Beverages 2.3%
Dr. Pepper Snapple Group, Inc.	28,200	1,054,398
Molson Coors Brewing Co., Class B	67,900	2,876,244
PepsiCo, Inc.	94,330	5,749,414

		9,680,056

Biotechnology 2.0%
Amgen, Inc.*	67,300	3,539,980
Biogen Idec, Inc.*	72,015	3,417,112
Gilead Sciences, Inc.*	40,100	1,374,628

		8,331,720

Capital Markets 4.2%
Ameriprise Financial, Inc.	117,000	4,227,210
Bank of New York Mellon Corp. (The)	126,689	3,127,951
Franklin Resources, Inc.	21,350	1,840,157
Goldman Sachs Group, Inc. (The)	10,400	1,365,208
Invesco Ltd.	125,703	2,115,582
Morgan Stanley	39,900	926,079
State Street Corp.	49,160	1,662,591
TD Ameritrade Holding Corp.*	117,700	1,800,810
UBS AG REG*	38,200	505,004

		17,570,592

Chemicals 1.7%
Air Products & Chemicals, Inc.	28,630	1,855,510
CF Industries Holdings, Inc.	7,700	488,565
Dow Chemical Co. (The)	96,501	2,289,004
Monsanto Co.	22,600	1,044,572
Mosaic Co. (The)	33,900	1,321,422

		6,999,073

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)

Commercial Banks 3.4%
Comerica, Inc.	27,700	$1,020,191
PNC Financial Services Group, Inc.	14,300	807,950
SunTrust Banks, Inc.	70,258	1,637,012
U.S. Bancorp	166,135	3,713,117
Wells Fargo & Co.	276,000	7,065,600

		14,243,870

Commercial Services & Supplies 0.2%
Pitney Bowes, Inc.	46,300	1,016,748

Communications Equipment 1.8%
Cisco Systems, Inc.*	277,905	5,922,155
QUALCOMM, Inc.	50,276	1,651,064

		7,573,219

Computers & Peripherals 0.8%
EMC Corp.*	134,293	2,457,562
Hewlett-Packard Co.	21,200	917,536

		3,375,098

Construction Materials 0.6%
Vulcan Materials Co.	53,400	2,340,522

Consumer Finance 0.9%
American Express Co.	12,800	508,160
Capital One Financial Corp.	12,600	507,780
SLM Corp.*	279,515	2,904,161

		3,920,101

Containers & Packaging 0.3%
Owens-Illinois, Inc.*	43,700	1,155,865

Diversified Consumer Services 0.3%
Apollo Group, Inc., Class A*	32,000	1,359,040

Diversified Financial Services 7.1%
Bank of America Corp.	1,040,951	14,958,466
Citigroup, Inc.*	250,000	940,000
JPMorgan Chase & Co.	376,945	13,799,956

		29,698,422

Diversified Telecommunication Services 1.0%
AT&T, Inc.	180,400	4,363,876

Electric Utilities 4.6%
American Electric Power Co., Inc.	119,485	3,859,366
Entergy Corp.	120,827	8,653,630
FirstEnergy Corp.	64,167	2,260,603
NextEra Energy, Inc.	20,700	1,009,332
Northeast Utilities	36,100	919,828
NV Energy, Inc.	78,100	922,361
PPL Corp.	41,900	1,045,405
Progress Energy, Inc.	12,500	490,250

		19,160,775

Electrical Equipment 1.3%
Ametek, Inc.	40,100	1,610,015
Emerson Electric Co.	87,618	3,828,030

		5,438,045

Electronic Equipment, Instruments & Components 1.0%
Arrow Electronics, Inc.*	80,500	1,799,175
Avnet, Inc.*	32,740	789,361
Corning, Inc.	89,950	1,452,693

		4,041,229

Energy Equipment & Services 1.8%
Baker Hughes, Inc.	32,950	1,369,731
Cameron International Corp.*	39,600	1,287,792
Halliburton Co.	126,765	3,112,081
Schlumberger Ltd.	34,500	1,909,230

		7,678,834

Food & Staples Retailing 1.9%
CVS Caremark Corp.	161,217	4,726,882
Sysco Corp.	35,100	1,002,807
Wal-Mart Stores, Inc.	45,710	2,197,280

		7,926,969

Food Products 2.9%
Archer-Daniels-Midland Co.	219,776	5,674,616
General Mills, Inc.	125,640	4,462,733
Kraft Foods, Inc., Class A	78,400	2,195,200

		12,332,549

Gas Utilities 0.3%
Questar Corp.	29,800	1,355,602

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	107,053	4,350,634
Medtronic, Inc.	49,800	1,806,246
St. Jude Medical, Inc.*	48,900	1,764,801

		7,921,681

Health Care Providers & Services 2.2%
AmerisourceBergen Corp.	39,500	1,254,125
Cardinal Health, Inc.	15,200	510,872
CIGNA Corp.	54,900	1,705,194
McKesson Corp.	7,200	483,552
MEDNAX, Inc.*	8,800	489,368
UnitedHealth Group, Inc.	21,500	610,600
WellPoint, Inc.*	82,648	4,043,967

		9,097,678

Hotels, Restaurants & Leisure 0.3%
Carnival Corp.	36,700	1,109,808

Household Durables 0.7%
Newell Rubbermaid, Inc.	114,060	1,669,838
NVR, Inc.*	700	458,521

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)
Household Durables (continued)

Toll Brothers, Inc.*	25,300	$413,908
Whirlpool Corp.	5,300	465,446

		3,007,713

Household Products 0.3%
Clorox Co.	15,800	982,128
Energizer Holdings, Inc.*	9,100	457,548

		1,439,676

Industrial Conglomerates 2.4%
General Electric Co.	694,105	10,008,994

Information Technology Services 0.8%
Paychex, Inc.	42,800	1,111,516
Western Union Co. (The)	158,400	2,361,744

		3,473,260

Insurance 7.5%
Aflac, Inc.	90,558	3,864,110
Allstate Corp. (The)	48,020	1,379,615
Aon Corp.	19,300	716,416
Fidelity National Financial, Inc., Class A	178,100	2,313,519
Genworth Financial, Inc., Class A*	64,400	841,708
Hartford Financial Services Group, Inc.	88,304	1,954,168
Marsh & McLennan Cos., Inc.	111,333	2,510,559
MetLife, Inc.	43,800	1,653,888
Principal Financial Group, Inc.	40,500	949,320
Prudential Financial, Inc.	77,940	4,182,260
Reinsurance Group of America, Inc.	72,300	3,304,833
Travelers Cos., Inc. (The)	72,058	3,548,856
Unum Group	160,900	3,491,530
White Mountains Insurance Group Ltd.	1,517	491,811

		31,202,593

Internet Software & Services 0.6%
AOL, Inc.*	42,700	887,733
Google, Inc., Class A*	4,010	1,784,250

		2,671,983

Leisure Equipment & Products 0.2%
Mattel, Inc.	34,800	736,368

Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.*	10,400	510,120

Machinery 2.0%
Caterpillar, Inc.	15,100	907,057
Cummins, Inc.	8,300	540,579
Dover Corp.	22,600	944,454
Eaton Corp.	28,861	1,888,664
Navistar International Corp.*	12,100	595,320
PACCAR, Inc.	12,700	506,349
Pentair, Inc.	58,700	1,890,140
Terex Corp.*	51,300	961,362

		8,233,925

Media 4.8%
CBS Corp. Non-Voting, Class B	281,825	3,643,997
Comcast Corp., Class A	210,170	3,650,653
DIRECTV Group, Inc. (The), Class A*	13,600	461,312
DISH Network Corp., Class A	175,726	3,189,427
News Corp., Class A	201,500	2,409,940
Omnicom Group Inc.	38,400	1,317,120
Time Warner, Inc.	71,000	2,052,610
Viacom, Inc., Class B	76,328	2,394,409
Virgin Media, Inc.	60,800	1,014,752

		20,134,220

Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	7,500	443,475
Newmont Mining Corp.	17,904	1,105,393
Walter Energy, Inc.	14,377	874,840

		2,423,708

Multiline Retail 0.6%
Macy’s, Inc.	26,500	474,350
Target Corp.	36,900	1,814,373

		2,288,723

Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum Corp.	57,100	2,060,739
Apache Corp.	7,200	606,168
Chevron Corp.	51,400	3,488,004
Cobalt International Energy, Inc.*	74,900	558,005
ConocoPhillips	44,700	2,194,323
CONSOL Energy, Inc.	53,100	1,792,656
EOG Resources, Inc.	51,187	5,035,265
Newfield Exploration Co.*	67,703	3,307,968
Noble Energy, Inc.	38,100	2,298,573
Occidental Petroleum Corp.	162,885	12,566,578
Range Resources Corp.	83,184	3,339,838
Southwestern Energy Co.*	34,600	1,336,944

		38,585,061

Paper & Forest Products 0.1%
International Paper Co.	21,100	477,493

Pharmaceuticals 4.9%
Johnson & Johnson	71,086	4,198,339
King Pharmaceuticals, Inc.*	176,000	1,335,840
Merck & Co., Inc.	263,518	9,215,225
Pfizer, Inc.	409,700	5,842,322

		20,591,726

Road & Rail 0.5%
Norfolk Southern Corp.	17,400	923,070
Union Pacific Corp.	13,800	959,238

		1,882,308

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

UNITED STATES (continued)

Semiconductors & Semiconductor Equipment 0.9%
Applied Materials, Inc.	50,700	$609,414
Broadcom Corp., Class A	53,688	1,770,093
Texas Instruments, Inc.	60,230	1,402,155

		3,781,662

Software 2.1%
BMC Software, Inc.*	75,350	2,609,371
Microsoft Corp.	194,800	4,482,348
Oracle Corp.	81,718	1,753,668

		8,845,387

Specialty Retail 1.8%
Abercrombie & Fitch Co., Class A	11,700	359,073
Bed Bath & Beyond, Inc.*	14,840	550,267
Home Depot, Inc.	72,600	2,037,882
Lowe’s Cos., Inc.	41,000	837,220
Staples, Inc.	127,123	2,421,693
TJX Cos., Inc.	32,500	1,363,375

		7,569,510

Tobacco 0.0%†
Philip Morris International, Inc.	1,431	65,597

Wireless Telecommunication Services 0.9%
Sprint Nextel Corp.*	918,769	3,895,581

		382,330,355

Total Common Stocks (cost $426,404,966)		406,538,355

Mutual Fund 3.0%

Money Market Fund 3.0%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (a)	12,612,885	12,612,885

Total Mutual Fund (cost $12,612,885)		12,612,885

Total Investments (cost $439,017,851) (b) — 100.1%		419,151,240

Liabilities in excess of other assets — (0.1)%		(451,478)

NET ASSETS — 100.0%		$418,699,762

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of June 30, 2010.

(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

IE	Ireland

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

PLC	Public Limited Company

REG	Registered Shares

TW	Taiwan

The accompanying notes are an integral part of these financial statements.

8 Semiannual Report 2010

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT Multi-Manager
Large Cap
Value Fund

Assets:
Investments, at value (cost $439,017,851)	$419,151,240
Cash	22,181
Foreign currencies, at value (cost $9,386)	9,456
Dividends receivable	437,396
Receivable for investments sold	4,698,421
Receivable for capital shares issued	1,191,240
Reclaims receivable	30,906
Prepaid expenses and other assets	5,240

Total Assets	425,546,080

Liabilities:
Payable for investments purchased	6,332,700
Payable for capital shares redeemed	174,220
Accrued expenses and other payables:
Investment advisory fees	232,036
Fund administration fees	16,377
Distribution fees	9,282
Administrative servicing fees	9,857
Accounting and transfer agent fees	36,890
Custodian fees	698
Compliance program costs (Note 3)	2,275
Professional fees	11,525
Printing fees	20,458

Total Liabilities	6,846,318

Net Assets	$418,699,762

Represented by:
Capital	$427,633,566
Accumulated undistributed net investment income	1,272,895
Accumulated net realized gains from investment, futures and foreign currency transactions	9,661,150
Net unrealized appreciation/(depreciation) from investments	(19,866,611)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,238)

Net Assets	$418,699,762

Net Assets:
Class I Shares	$28,677,154
Class II Shares	42,248,667
Class Y Shares	347,773,941

Total	$418,699,762

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	3,777,038
Class II Shares	5,576,060
Class Y Shares	45,750,303

Total	55,103,401

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$7.59
Class II Shares	$7.58
Class Y Shares	$7.60

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 9

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT Multi-Manager Large Cap
Value Fund

INVESTMENT INCOME:
Interest income	$352
Dividend income	3,447,690

Total Income	3,448,042

EXPENSES:
Investment advisory fees	1,288,675
Fund administration fees	78,930
Distribution fees Class II Shares	60,467
Administrative servicing fees Class I Shares	11,889
Administrative servicing fees Class II Shares	36,280
Professional fees	23,372
Printing fees	14,997
Trustee fees	7,051
Custodian fees	11,452
Accounting and transfer agent fees	4,088
Compliance program costs (Note 3)	849
Other	8,607

Total expenses before earnings credit	1,546,657
Earnings credit (Note 4)	(84)

Net Expenses	1,546,573

NET INVESTMENT INCOME	1,901,469

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	18,634,980
Net realized gains from futures transactions (Note 2)	223,616
Net realized losses from foreign currency transactions (Note 2)	(156,041)

Net realized gains from investment, futures and foreign currency transactions	18,702,555

Net change in unrealized appreciation/(depreciation) from investments	(60,344,357)
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(24,603)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,239)

Net change in unrealized appreciation/(depreciation) from investments	(60,370,199)

Net realized/unrealized losses from investments and foreign currency transactions	(41,667,644)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,766,175)

The accompanying notes are an integral part of these financial statements.

10 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Multi-Manager Large Cap Value Fund

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$1,901,469	$2,972,414
Net realized gains from investment, futures and foreign currency transactions	18,702,555	4,285,560
Net change in unrealized appreciation/(depreciation) from investments	(60,370,199)	56,246,300

Change in net assets resulting from operations	(39,766,175)	63,504,274

Distributions to Shareholders From:
Net investment income:
Class I	(11,857)	(38,345)
Class II	(53,551)	(240,848)
Class Y	(677,938)	(2,552,859)
Net realized gains:
Class I	(61,930)	–
Class II	(417,982)	–
Class Y	(3,097,511)	–

Change in net assets from shareholder distributions	(4,320,769)	(2,832,052)

Change in net assets from capital transactions	121,153,004	184,024,252

Change in net assets	77,066,060	244,696,474

Net Assets:
Beginning of period	341,633,702	96,937,228

End of period	$418,699,762	$341,633,702

Accumulated undistributed net investment income at end of period	$1,272,895	$114,772

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$5,001,514	$6,915,851
Proceeds from shares issued from mergers (Note 8)	34,818,322	–
Dividends reinvested	73,787	38,345
Cost of shares redeemed	(13,379,215)	(1,025,001)

Total Class I	26,514,408	5,929,195

Class II Shares
Proceeds from shares issued	1,700,321	46,577,012
Proceeds from shares issued from mergers (Note 8)	983,461	–
Dividends reinvested	471,533	240,848
Cost of shares redeemed	(6,367,957)	(6,633,080)

Total Class II	(3,212,642)	40,184,780

Class Y Shares
Proceeds from shares issued	98,747,852	173,330,753
Dividends reinvested	3,775,449	2,552,859
Cost of shares redeemed	(4,672,063)	(37,973,335)

Total Class Y	97,851,238	137,910,277

Change in net assets from capital transactions	$121,153,004	$184,024,252

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 11

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager Large Cap Value Fund

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009

SHARE TRANSACTIONS:
Class I Shares
Issued	572,232	913,983
Issued in mergers (Note 8)	3,918,121	–
Reinvested	8,300	4,741
Redeemed	(1,558,086)	(137,963)

Total Class I Shares	2,940,567	780,761

Class II Shares
Issued	201,188	6,229,118
Issued in mergers (Note 8)	110,852	–
Reinvested	53,070	30,431
Redeemed	(728,200)	(848,291)

Total Class II Shares	(363,090)	5,411,258

Class Y Shares
Issued	11,660,976	24,777,516
Reinvested	424,381	346,315
Redeemed	(465,734)	(5,056,285)

Total Class Y Shares	11,619,623	20,067,546

Total change in shares	14,197,100	26,259,565

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager Large Cap Value Fund

		Operations			Distributions					Ratios / Supplemental Data

			Net Realized										Ratio of
			and									Ratio of Net	Expenses
	Net Asset		Unrealized								Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net		Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) on	from	Investment	Realized	Total	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.35	0.05	(0.72)	(0.67)	(0.01)	(0.08)	(0.09)	$7.59	(8.18%)	$28,677,154	0.88%	1.08%	0.88%	98	.15%(f)
Year Ended December 31, 2009 (e)	$6.62	0.10	1.71	1.81	(0.08)	–	(0.08)	$8.35	27.59%	$6,982,599	0.89%	1.28%	0.89%	95.68%
Period Ended December 31, 2008 (g)	$10.00	0.07	(3.38)	(3.31)	(0.07)	–	(0.07)	$6.62	(33.19%)	$368,717	0.87%	1.81%	0.99%	72.96%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.34	0.03	(0.70)	(0.67)	(0.01)	(0.08)	(0.09)	$7.58	(8.25%)	$42,248,667	1.12%	0.60%	1.12%	98	.15%(f)
Year Ended December 31, 2009 (e)	$6.61	0.08	1.72	1.80	(0.07)	–	(0.07)	$8.34	27.41%	$49,508,983	1.14%	1.04%	1.14%	95.68%
Period Ended December 31, 2008 (g)	$10.00	0.06	(3.38)	(3.32)	(0.07)	–	(0.07)	$6.61	(33.34%)	$3,488,798	1.16%	1.38%	1.26%	72.96%

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$8.35	0.04	(0.69)	(0.65)	(0.02)	(0.08)	(0.10)	$7.60	(8.03%)	$347,773,941	0.72%	1.00%	0.72%	98	.15%(f)
Year Ended December 31, 2009 (e)	$6.62	0.11	1.71	1.82	(0.09)	–	(0.09)	$8.35	27.77%	$285,142,120	0.74%	1.50%	0.74%	95.68%
Period Ended December 31, 2008 (g)	$10.00	0.08	(3.38)	(3.30)	(0.08)	–	(0.08)	$6.62	(33.16%)	$93,079,713	0.77%	1.66%	0.87%	72.96%
Amounts designated as “–“ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	Excludes merger activity.
(g)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager Large Cap Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

14 Semiannual Report 2010

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affects the value of domestic or foreign securities. When fair value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$13,829,458	$—	$—	$13,829,458

Air Freight & Logistics	2,343,868	—	—	2,343,868

Airlines	875,375	—	—	875,375

Auto Components	4,091,253	—	—	4,091,253

Automobiles	1,673,421	—	—	1,673,421

Beverages	9,680,056	—	—	9,680,056

Biotechnology	8,331,720	—	—	8,331,720

Capital Markets	17,570,592	877,005	—	18,447,597

Chemicals	6,999,073	—	—	6,999,073

Commercial Banks	14,243,870	—	—	14,243,870

Commercial Services & Supplies	1,016,748	—	—	1,016,748

Communications Equipment	7,573,219	—	—	7,573,219

Computers & Peripherals	3,375,098	—	—	3,375,098

Construction Materials	2,340,522	770,065	—	3,110,587

Consumer Finance	3,920,101	—	—	3,920,101

Containers & Packaging	1,155,865	—	—	1,155,865

2010 Semiannual Report 15

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total

Diversified Consumer Services	$1,359,040	$—	$—	$1,359,040

Diversified Financial Services	29,698,422	—	—	29,698,422

Diversified Telecommunication Services	4,363,876	—	—	4,363,876

Electric Utilities	19,160,775	—	—	19,160,775

Electrical Equipment	5,438,045	—	—	5,438,045

Electronic Equipment, Instruments & Components	5,031,309	—	—	5,031,309

Energy Equipment & Services	10,742,483	808,014	—	11,550,497

Food & Staples Retailing	7,926,969	—	—	7,926,969

Food Products	13,928,911	—	—	13,928,911

Gas Utilities	1,355,602	—	—	1,355,602

Health Care Equipment & Supplies	7,921,681	—	—	7,921,681

Health Care Providers & Services	9,097,678	—	—	9,097,678

Hotels, Restaurants & Leisure	1,109,808	644,170	—	1,753,978

Household Durables	3,007,713	—	—	3,007,713

Household Products	1,439,676	—	—	1,439,676

Industrial Conglomerates	10,008,994	—	—	10,008,994

Information Technology Services	3,473,260	—	—	3,473,260

Insurance	39,739,551	—	—	39,739,551

Internet Software & Services	2,671,983	—	—	2,671,983

Leisure Equipment & Products	736,368	—	—	736,368

Life Sciences Tools & Services	510,120	—	—	510,120

Machinery	8,233,925	—	—	8,233,925

Media	20,134,220	—	—	20,134,220

Metals & Mining	2,423,708	—	—	2,423,708

Multiline Retail	2,288,723	—	—	2,288,723

Oil, Gas & Consumable Fuels	42,250,485	—	—	42,250,485

Paper & Forest Products	477,493	—	—	477,493

Pharmaceuticals	21,045,776	1,208,357	—	22,254,133

Road & Rail	1,882,308	—	—	1,882,308

Semiconductors & Semiconductor Equipment	4,687,976	—	—	4,687,976

Software	8,845,387	—	—	8,845,387

Specialty Retail	7,569,510	—	—	7,569,510

Tobacco	65,597	687,552	—	753,149

Wireless Telecommunication Services	3,895,581	—	—	3,895,581

Total Common Stocks	401,543,192	4,995,163	—	406,538,355

Mutual Funds	12,612,885	—	—	12,612,885

Total Assets	$414,156,077	$4,995,163	$—	$419,151,240

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

16 Semiannual Report 2010

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(c)	Futures Contracts

The Fund is subject to equity price risk, credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. The Fund may also enter into futures contracts for non-hedging purposes. If the Fund does so, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the value of the Fund’s net assets after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed-delivery of securities or currencies at a specific future date and at a specific price or currency amount. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/ losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

2010 Semiannual Report 17

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010

Derivatives not accounted for as hedging instruments

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Futures — Equity contracts	$223,616

Total	$223,616

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Futures — Equity contracts	$(24,603)

Total	$(24,603)

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(f)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2008 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than

18 Semiannual Report 2010

50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2008 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers

Wellington Management Company, LLP

Goldman Sachs Asset Management

Deutsche Investment Management Americas Inc. (a)

The Boston Company Asset Management, LLC (a)

(a)	The Boston Company Asset Management, LLC replaced Deutsche Investment Management Americas Inc. as a subadviser effective June 25, 2010.

Beginning May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $1 billion	0.65%

$1 billion and more	0.60%

2010 Semiannual Report 19

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Prior to May 1, 2010, under the terms of the Investment Advisory Agreement, the Fund paid NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

All assets	0.65%

From these fees, pursuant to subadvisory agreements, NFA pays fees to the Subadvisers. NFA paid the Subadvisers $687,682 for the six months ended June 30, 2010.

The Trust and NFA have entered into a written Expense Limitation Agreement, which limits the Fund’s operating expenses (excluding Rule 12b-1 fees, administrative services fees and certain other expenses) from exceeding 0.77% for all share classes until at least April 30, 2011.

NFA may request and receive reimbursement from the Fund for advisory fees waived and other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made. However, no reimbursement will be made unless: (i) the Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is at or less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Reimbursement by the Fund of amounts previously waived or assumed by NFA is not permitted except as provided for in the Expense Limitation Agreement. Potential reimbursements by the Fund expire three years from the fiscal year in which the corresponding waiver or reimbursement was made by NFA. The Expense Limitation Agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees. NFA has committed to limit its actual recoupment to 50% of the total allowable recoupment under the Expense Limitation Agreement for a period of 18 months beginning March 11, 2010. The Expense Limitation Agreement may be changed or eliminated at any time with the consent of the Board of Trustees.

As of June 30, 2010, the cumulative potential reimbursements, listed by the year or period in which NFA waived or reimbursed fees or expenses to the Fund, are:

Period Ended	Fiscal Year Ended	Six Months Ended
2008 Amount (a)	2009 Amount	June 30, 2010	Total

$37,906	$—	$—	$37,906

(a)	For the period from March 25, 2008 (commencement of operations) through December 31, 2008.

Amounts designated as “—” are zero or have been rounded to zero.

Pursuant to this Expense Limitation Agreement, for the period-ended June 30, 2010, advisory fees waived were reimbursed to the NFA during the period ended in the amount of $0.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average

20 Semiannual Report 2010

daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced Funds and NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provider a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I and Class II of the Fund.

For the six months ended June 30, 2010, NFS received $48,169 in Administrative Services fees from the Fund.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $849.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of

2010 Semiannual Report 21

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II shares of the Fund.

4. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

5. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $626,334,037 and sales of $506,943,138 (excluding short-term securities).

6. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Credit and Market Risk. The Fund invests in emerging market instruments that are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments held by the Fund.

22 Semiannual Report 2010

7. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

8. Other

On April 30, 2010, the Fund acquired all of the net assets of Gartmore NVIT Global Utilities Fund and NVIT Global Financial Services Fund, each a series of the Trust, pursuant to plans of reorganization approved by the Trust’s Board of Trustees at a meeting held on December 2, 2009 and approved by the shareholders of the Gartmore NVIT Global Utilities Fund and the NVIT Global Financial Services Fund at a meeting of shareholders held on March 31, 2010. The purpose of the reorganizations was to combine funds managed by NFA that had comparable investment objectives and strategies. The reorganizations were accomplished by tax-free exchanges as follows:

•	2,350,459 shares of the Fund, valued at $20,886,815, for the assets of Gartmore NVIT Global Utilities Fund, which had a fair value of $18,340,133 and identified costs of $20,903,504 as of April 30, 2010; and

•	1,678,514 shares of the Fund, valued at $14,914,968, for the assets of NVIT Global Financial Services Fund, which had a fair value of $14,216,761 and identified costs of $10,670,506 as of April 30, 2010.

The investment portfolios of Gartmore NVIT Global Utilities Fund and NVIT Global Financial Services Fund, with a fair value of $18,340,133 and $14,216,761, respectively and identified costs of $20,903,504 and $10,670,506, respectively, were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the reorganizations, the net assets of the Fund were $427,543,545.

The following pro forma information for the six months ended June 30, 2010 is provided as though the reorganizations had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund:

•	Net investment income $2,998,294;

•	Net gain on investments ($33,079,812); and

•	Net increase in net assets resulting from operations ($30,081,518).

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of Gartmore NVIT Global Utilities Fund and NVIT Global Financial Services that have been included in the Fund’s Statement of Operations since April 30, 2010.

2010 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

			Net
			Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost of Securities	Appreciation	Depreciation	(Depreciation)

$447,002,016	$6,436,425	$(34,287,201)	$(27,850,776)

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (discussed above under “Bank Loans and Earnings Credits”).

24 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 25

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Multi-Manager Large Cap Value Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and each of the Fund’s sub-advisers (i.e., Deutsche Investment Management Americas Inc. (“Deutsche”), Goldman Sachs Asset Management, LP (“Goldman Sachs”), and Wellington Management Company, LLP (“Wellington”)), and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that the Fund passed NFA’s performance and expense screens. With respect to performance, Mr. Wetmore noted that, for the one-year period ended September 30, 2009, the Fund’s performance for Class II shares was in the first quintile of its Peer Group and outperformed its benchmark, the Russell 1000 Value Index. In light of the Fund’s relatively short performance history, the Trustees took into consideration Deutsche’s, Goldman Sachs’, and Wellington’s performance and services over longer periods regarding the management of comparable accounts, as was the case upon initial approval of each sub-adviser.

The Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class II shares were in the second quintile of its Peer Group. The Trustees noted that the Fund’s Peer Group is not specifically limited to multi-manager funds. The Trustees then discussed portfolio management issues specific to multi-managed funds, including the fact that oversight, monitoring, and reporting of investments is more extensive when dealing with multiple managers, and operations and compliance efforts increase incrementally as the number of managers increase. The Trustees noted that shareholders of the Fund received the benefit of an expense cap (excluding 12b-1 and administrative service fees) and an advisory fee waiver. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

Approval of New Sub-Advisory Agreement

At the June 16, 2010 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved the replacement of Deutsche as a sub-adviser to the Fund with The Boston Company Asset Management, LLC (“The Boston Company”) as a sub-adviser to the Fund. The Trustees were provided with detailed materials relating to The Boston Company in advance of and at these meetings. The material factors and conclusions that formed the basis for the approval are discussed below.

The Board reviewed Deutsche’s performance record for the one- and two-year periods ended March 31, 2010, noting that the Fund sleeve managed by Deutsche had underperformed relative to the Fund’s benchmark and Lipper peer group. The Trustees also noted that Deutsche had recently announced that most of the members of the investment team managing the Deutsche Fund sleeve would be leaving to form a new company, and that Deutsche had no plans to replace them. The Board then reviewed The Boston Company’s investment

26 Semiannual Report 2010

strategy for large cap value investments, as well as The Boston Company’s process and historical composite performance record with respect to such investments. The Board also examined and considered the experience of the investment personnel of The Boston Company that would be managing the Fund. The Trustees concluded that the historical investment performance record of The Boston Company, in combination with various other factors, supported a decision to approve the sub-advisory agreement.

The Board considered the Fund’s overall fee level and noted that the overall expenses of the Fund would initially remain the same under the sub-advisory agreement, as The Boston Company’s fee is paid out of the advisory fee that NFA receives from the Fund. During the discussion of The Boston Company’s sub-advisory fees, the Trustees noted that NFA would realize a benefit over the current sub-advisory fee structure with Deutsche to the extent that the assets managed by The Boston Company were to exceed $500 million, as the sub-advisory fee structure with Deutsche called for 0.25% on assets of $500 million or more, whereas the sub-advisory fee structure with The Boston Company called for 0.20% on assets at that breakpoint level. The Board secured NFA’s agreement that half of any savings generated by virtue of the new breakpoint structure would be shared with shareholders in the form of NFA fee waivers. The Board concluded that the sub-advisory fees to be paid to The Boston Company were fair and reasonable.

The Board reviewed the terms of the sub-advisory agreement and noted that the non-compensatory terms are substantially similar in all material respects as the terms of the sub-advisory agreements that the Trust currently has in place with other unaffiliated sub-advisers. The Board concluded that the terms were fair and reasonable.

Based on this information, the Board, including all of the Independent Trustees, concluded that the nature, extent and quality of the sub-advisory services to be provided by The Boston Company were appropriate for the Fund in light of its investment objective. The totality of multiple factors taken together, instead of any single factor, informed the Board’s decision. The Board of Trustees concluded that the approval of the sub-advisory agreement was in the best interests of the Fund and its shareholders and unanimously approved the sub-advisory agreement.

2010 Semiannual Report 27

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

28 Semiannual Report 2010

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

2010 Semiannual Report 29

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

30 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

2010 Semiannual Report 31

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NVIT Multi-Manager International Value Fund
SemiannualReport
June 30, 2010 (Unaudited)

Contents

1	Message to Shareholders

5	Statement of Investments

14	Statement of Assets and Liabilities

16	Statement of Operations

17	Statements of Changes in Net Assets

19	Financial Highlights

22	Notes to Financial Statements

33	Supplemental Information

35	Management Information

Statement Regarding Availability of Quarterly Portfolio Schedule.
Nationwide Variable Insurance Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust makes the information on Form N-Q available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-848-0920, and on the Commission’s website at http://www.sec.gov.

SAR-MM-IV (8/10)

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Message to Shareholders
June 30, 2010

Dear Shareholder,

Six months ago, when I wrote to you in your Fund’s 2009 Annual Report, I cautioned against excessive enthusiasm when viewing the significant gains that the stock markets enjoyed during the last half of 2009. At that time I stated:

Our stance is that, amid the recent better news, we remain vigilant. More than ever, we need to help consumers develop greater financial literacy, and we must understand their changing needs and demands. The dichotomy of the very recent stock market euphoria versus the financial stress and uncertainty endured by individual investors is unsettling.

Unsettling it did prove to be. In the past six months, the markets have taken back some of the earlier gains. Volatility seems to be the one constant in these uncertain times. What strikes me, however, is that the more the markets appear to change — veering from one extreme to the other on an almost daily basis — the more things stay the same. The very real concerns that have plagued us during the past two years — such as unemployment, housing, the instability of financial institutions — continue to exist. Short bursts of optimism are countered by equal or greater bouts of pessimism. The reality is that we appear to be in the midst of a long, slow and difficult recovery. This is not cause for alarm, because we are in a recovery. It is, however, cause for assessing our core values and principles, which for us remain resolute.

We continue to believe in long-term planning and in the value of working with a professional financial advisor. We take a long-term approach to managing your Funds, and that approach includes a focus on risk management. Clearly you agree. Your decision to invest in a Nationwide variable insurance contract demonstrates prudent risk management. Risk management is the foundation for what we do at Nationwide Funds, as illustrated by the types of investment products we manage: asset allocation funds, multi-manager funds and all mutual funds managed by subadvisers.

So there are no new, brilliant assessments to make of the markets and the volatility we continue to endure. We remain grateful for the trust you have placed in Nationwide to manage your investments, and we will continue our careful, prudent stewardship of your assets.

Sincerely,

Michael S. Spangler
President & CEO
Nationwide Variable Insurance Trust

2010 Semiannual Report 1

Important Disclosures

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other information on Nationwide Variable Insurance Trust Funds, please contact your variable insurance contract provider or call 1-800-848-6331. Please read the Fund’s prospectus and its accompanying product prospectus carefully before investing any money.

Shares of Nationwide Variable Insurance Trust (NVIT) Funds are not sold to individual investors. They are sold only to separate accounts of insurance companies to fund benefits payable under variable annuity contracts and variable life insurance policies issued by life insurance companies.

This report is for informational purposes only, does not constitute advice, and is not intended and should not be relied upon as an offer or recommendation with respect to the purchase or sale of any security. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. There is no assurance that any specific securities mentioned in this report will remain in the Fund’s portfolio. A more recent listing of the Fund’s portfolio holdings can be found on the Trust’s Internet site: nationwide.com/mutualfunds.

Performance

Performance information found herein reflects only the performance of these funds, and does not indicate the performance that an investor’s sub-account may experience under that investor’s variable insurance contract. Performance returns assume reinvestment of all distributions.

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information about the sub-account option under your insurance contract that invests in one of the Nationwide Variable Insurance Trust Funds, please contact your variable insurance carrier.

Market Indexes

Market index performance is provided by a third-party source Nationwide Funds Group deems to be reliable. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

About Nationwide Funds Group (NFG)

Except where otherwise indicated, the views and opinions expressed herein are those of NFG as of the date noted, are subject to change at any time, and may not come to pass. Third-party information has been obtained from and is based on sources NFG deems to be reliable.

This report does not consider the specific investment objectives, financial situation and particular needs of any person. When considering an investment, please keep in mind your personal investment objectives and tolerance for risk. We recommend that you consult a financial professional or tax advisor. Nationwide Funds Group does not provide legal and tax advice.

Based in King of Prussia, Pa., a suburb of Philadelphia, Nationwide’s Investment Management Group (IMG) is the investment arm of Nationwide Financial Services, Inc. (NFS). IMG comprises Nationwide Funds Group (NFG) and Nationwide Investment Advisors, LLC (NIA).

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Variable Insurance Trust Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Variable Insurance Trust Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). NFS is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

Distributors

Variable annuity and variable life insurance products are issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company, Columbus, Ohio. The general distributor is Nationwide Investment Services Corporation (NISC), Member FINRA, One Nationwide Plaza, Columbus, OH 43215-2220. In MI only: Nationwide Investment Svcs. Corporation. NISC is affiliated with Nationwide Fund Advisors.

Nationwide Variable Insurance Trust Funds distributed by Nationwide Fund Distributors LLC (NFD), Member FINRA, 1000 Continental Drive, Suite 400, King of Prussia, Pa. 19406. NFD is affiliated with Nationwide Fund Advisors.

Nationwide, the Nationwide Framemark, Nationwide Funds, Nationwide Funds Group and On Your Side are service marks of Nationwide Mutual Insurance Company.

2 Semiannual Report 2010

Shareholder	NVIT Multi-Manager International Value Fund
Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. These examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period and continued to hold your shares at the end of the reporting period.

Actual Expenses
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Schedule of Shareholder Expenses
Expense Analysis of a $1,000 Investment
June 30, 2010

			Beginning	Ending	Expenses Paid	Expense Ratio
NVIT Multi-Manager			Account Value ($)	Account Value ($)	During Period ($)	During Period (%)
International Value Fund			01/01/10	06/30/10	01/01/10 - 06/30/10 [a]	01/01/10 - 06/30/10 [a]

Class I Shares	Actual		1,000.00	833.40	4.50	0.99
	Hypothetical	[b]	1,000.00	1,019.89	4.96	0.99

Class II Shares	Actual		1,000.00	833.20	5.64	1.24
	Hypothetical	[b]	1,000.00	1,018.65	6.21	1.24

Class III Shares	Actual		1,000.00	833.80	4.50	0.99
	Hypothetical	[b]	1,000.00	1,019.89	4.96	0.99

Class IV Shares	Actual		1,000.00	834.30	4.50	0.99
	Hypothetical	[b]	1,000.00	1,019.89	4.96	0.99

Class VI Shares	Actual		1,000.00	832.60	5.63	1.24
	Hypothetical	[b]	1,000.00	1,018.65	6.21	1.24

Class Y Shares	Actual		1,000.00	833.60	3.82	0.84
	Hypothetical	[b]	1,000.00	1,020.63	4.21	0.84

[a]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

[b]	Represents the hypothetical 5% return before expenses.

2010 Semiannual Report 3

Portfolio Summary	NVIT Multi-Manager International Value Fund
June 30, 2010 (Unaudited)

Asset Allocation

Common Stocks	95.2%
Mutual Fund	4.5%
Repurchase Agreements	3.0%
Preferred Stocks	0.9%
Liabilities in excess of other assets	(3	.6)%

	100.0%

Top Industries †

Commercial Banks	12.8%
Oil, Gas & Consumable Fuels	8.5%
Pharmaceuticals	6.4%
Diversified Telecommunication Services	5.6%
Metals & Mining	4.9%
Insurance	4.9%
Automobiles	3.1%
Wireless Telecommunication Services	3.0%
Trading Companies & Distributors	2.7%
Multi-Utilities	2.6%
Other Industries *	45.5%

100.0%

Top Holdings †

Invesco Liquid Assets Portfolio — Institutional Class	4.4%
Royal Dutch Shell PLC, Class A	3.3%
Vodafone Group PLC	2.7%
Sanofi-Aventis SA	1.9%
BNP Paribas	1.7%
Telefonica SA	1.7%
Allianz SE	1.6%
UniCredit SpA	1.5%
HSBC Holdings PLC	1.5%
Bayer AG	1.3%
Other Holdings *	78.4%

100.0%

Top Countries †

Japan	19.8%
United Kingdom	17.4%
France	13.5%
Germany	9.4%
Netherlands	6.5%
United States	4.4%
Switzerland	3.4%
Italy	3.2%
Australia	3.0%
Spain	2.4%
Other Countries	17.0%

100.0%

†	Percentages indicated are based upon total investments as of June 30, 2010.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

The accompanying notes are an integral part of these financial statements.

4 Semiannual Report 2010

Statement of Investments
June 30, 2010 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 95.2%

	Shares	Market Value

AUSTRALIA 3.1%
Capital Markets 0.3%
Macquarie Group Ltd.	25,500	$783,781

Commercial Banks 1.3%
Australia & New Zealand Banking Group Ltd. (a)	73,000	1,311,181
National Australia Bank Ltd.	119,600	2,312,376

		3,623,557

Construction Materials 0.2%
Boral Ltd.	125,900	504,312

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	271,500	740,041

Insurance 0.6%
Insurance Australia Group Ltd. (a)	178,400	507,475
QBE Insurance Group Ltd.	89,863	1,363,587

		1,871,062

Metals & Mining 0.2%
BHP Billiton Ltd.	17,600	547,528

Oil, Gas & Consumable Fuels 0.3%
Santos Ltd.	88,092	920,606

		8,990,887

AUSTRIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
OMV AG	29,800	894,910

BELGIUM 0.6%
Commercial Banks 0.6%
KBC Groep NV*	47,614	1,825,056

BRAZIL 0.1%
Commercial Banks 0.1%
Banco do Brasil SA	24,300	336,430

CANADA 2.5%
Aerospace & Defense 0.2%
Bombardier, Inc., Class B	128,500	584,228

Commercial Banks 0.4%
National Bank of Canada	7,400	378,498
Toronto-Dominion Bank	10,400	673,892

		1,052,390

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	13,300	436,025

Metals & Mining 0.5%
First Quantum Minerals Ltd.	18,306	920,846
Lundin Mining Corp.*	168,100	475,300

		1,396,146

Oil, Gas & Consumable Fuels 1.3%
EnCana Corp. (a)	26,900	814,669
Nexen, Inc.	65,807	1,294,442
Penn West Energy Trust	25,800	491,983
Suncor Energy, Inc.	35,072	1,032,179

		3,633,273

		7,102,062

CHINA 0.6%
Commercial Banks 0.5%
China Merchants Bank Co. Ltd., H Shares, Class H (a)	611,500	1,462,892

Oil, Gas & Consumable Fuels 0.1%
Yanzhou Coal Mining Co. Ltd., Class H (a)	188,000	361,493

		1,824,385

DENMARK 0.7%
Beverages 0.3%
Carlsberg AS, Class B	12,425	946,897

Commercial Banks 0.4%
Danske Bank AS*	57,900	1,114,136

		2,061,033

FINLAND 0.6%
Communications Equipment 0.6%
Nokia OYJ	192,600	1,569,846

FRANCE 14.0%
Auto Components 0.5%
Compagnie Generale des Etablissements Michelin, Class B	19,167	1,335,408

Beverages 0.5%
Pernod-Ricard SA (a)	19,610	1,521,053

Building Products 0.0%†
Cie de Saint-Gobain	229	8,534

Chemicals 0.7%
Arkema SA	15,500	539,460
Rhodia SA	85,491	1,416,474

		1,955,934

Commercial Banks 2.2%
BNP Paribas (a)	93,924	5,053,186
Societe Generale	32,570	1,340,220

		6,393,406

Construction & Engineering 1.1%
Bouygues SA	80,383	3,102,904

Construction Materials 0.4%
Lafarge SA (a)	23,030	1,255,773

Diversified Telecommunication Services 0.5%
France Telecom SA	85,100	1,476,053

2010 Semiannual Report 5

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

FRANCE (continued)

Electric Utilities 0.4%
EDF SA	29,700	$1,129,985

Electrical Equipment 0.5%
Schneider Electric SA	13,275	1,340,775

Energy Equipment & Services 0.2%
Cie Generale de Geophysique-Veritas*	25,300	450,084

Food & Staples Retailing 0.5%
Casino Guichard Perrachon SA (a)	17,400	1,320,397

Hotels, Restaurants & Leisure 0.5%
Sodexo	27,408	1,521,059

Information Technology Services 0.4%
Cap Gemini SA	29,400	1,292,118

Insurance 0.8%
AXA SA	151,778	2,318,727

Machinery 0.3%
Vallourec SA (a)	5,318	916,928

Media 1.0%
Lagardere SCA	29,000	904,489
Vivendi SA	91,660	1,862,723

		2,767,212

Multiline Retail 0.5%
PPR	12,509	1,553,906

Multi-Utilities 0.9%
GDF Suez	92,163	2,622,092

Pharmaceuticals 2.0%
Sanofi-Aventis SA	92,975	5,599,633

Trading Companies & Distributors 0.1%
Rexel SA*	14,400	200,931

		40,082,912

GERMANY 9.1%
Automobiles 1.5%
Bayerische Motoren Werke AG	45,200	2,195,661
Daimler AG REG*	40,045	2,025,696

		4,221,357

Capital Markets 1.2%
Deutsche Bank AG REG	63,627	3,573,879

Chemicals 0.6%
Lanxess AG	43,377	1,825,801

Electric Utilities 0.8%
E.ON AG	83,600	2,247,855

Health Care Providers & Services 0.1%
Celesio AG	11,700	255,125

Industrial Conglomerates 0.9%
Siemens AG REG	29,005	2,594,199

Insurance 2.1%
Allianz SE REG	49,082	4,857,811
Muenchener Rueckversicherungs AG REG	8,900	1,117,510

		5,975,321

Metals & Mining 0.3%
ThyssenKrupp AG	33,100	815,688

Pharmaceuticals 1.4%
Bayer AG	69,767	3,898,679

Transportation Infrastructure 0.2%
Hamburger Hafen und Logistik AG (a)	19,645	628,741

		26,036,645

GREECE 0.0%†
Metals & Mining 0.0%†
Sidenor Steel Manufacturing Co. SA*	25,553	65,676

HONG KONG 2.1%
Industrial Conglomerates 0.7%
Hutchison Whampoa Ltd.	314,000	1,932,378

Real Estate Management & Development 0.8%
New World Development Ltd.	535,487	869,336
Sun Hung Kai Properties Ltd.	104,000	1,422,302

		2,291,638

Specialty Retail 0.3%
Esprit Holdings Ltd.	196,100	1,053,324

Trading Companies & Distributors 0.3%
Noble Group Ltd.	642,908	777,073

		6,054,413

INDIA 0.3%
Metals & Mining 0.3%
Hindalco Industries Ltd.	80,900	248,681
Tata Steel Ltd.	57,000	590,102

		838,783

INDONESIA 0.3%
Diversified Telecommunication Services 0.3%
Telekomunikasi Indonesia Tbk PT	975,000	826,423

IRELAND 0.4%
Professional Services 0.4%
Experian PLC	126,034	1,096,031

ITALY 3.3%
Commercial Banks 1.6%
UniCredit SpA	2,079,324	4,599,541

Diversified Telecommunication Services 0.7%
Telecom Italia SpA	1,196,600	1,321,468
Telecom Italia SpA — RSP	606,200	553,739

		1,875,207

6 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

ITALY (continued)

Gas Utilities 0.4%
Snam Rete Gas SpA	322,646	$1,287,613

Oil, Gas & Consumable Fuels 0.6%
ENI SpA	91,100	1,672,238

		9,434,599

JAPAN 20.5%
Auto Components 0.8%
Aisin Seiki Co., Ltd.	49,300	1,327,282
NGK Spark Plug Co., Ltd.	72,000	893,865

		2,221,147

Automobiles 1.1%
Nissan Motor Co., Ltd.*	447,200	3,116,304

Beverages 0.3%
Asahi Breweries Ltd.	54,600	924,981

Building Products 0.2%
Nippon Sheet Glass Co. Ltd.	268,000	655,641

Chemicals 0.7%
Denki Kagaku Kogyo KK	77,000	358,402
DIC Corp.	229,000	352,883
Mitsubishi Gas Chemical Co., Inc.	105,000	509,122
Nippon Shokubai Co. Ltd.	38,000	360,457
ZEON CORP NPV	61,000	357,420

		1,938,284

Commercial Banks 1.3%
Sumitomo Mitsui Financial Group, Inc.	135,237	3,827,527

Computers & Peripherals 1.3%
Fujitsu Ltd.	277,000	1,731,478
Toshiba Corp.*	398,000	1,971,522

		3,703,000

Consumer Finance 0.5%
ORIX Corp.	20,010	1,449,620

Diversified Telecommunication Services 0.7%
Nippon Telegraph & Telephone Corp.	50,600	2,061,236

Electric Utilities 0.6%
Tokyo Electric Power Co., Inc. (The)	69,800	1,898,801

Electrical Equipment 0.6%
Mitsubishi Electric Corp.	213,000	1,662,447

Electronic Equipment, Instruments & Components 0.9%
FUJIFILM Holdings Corp.	77,800	2,248,379
Murata Manufacturing Co., Ltd.	9,200	438,730

		2,687,109

Food & Staples Retailing 0.3%
AEON Co., Ltd.	74,300	786,193

Gas Utilities 0.4%
Tokyo Gas Co., Ltd.	262,000	1,196,067

Household Durables 0.9%
Sharp Corp.	116,000	1,223,642
Sony Corp.	51,000	1,360,323

		2,583,965

Leisure Equipment & Products 0.1%
Namco Bandai Holdings, Inc.	22,700	199,607

Machinery 0.5%
Kubota Corp.	186,000	1,426,677

Metals & Mining 0.7%
Dowa Holdings Co. Ltd.	74,000	354,537
JFE Holdings, Inc.	30,600	946,672
Mitsubishi Materials Corp.*	255,000	677,795

		1,979,004

Multiline Retail 0.1%
Takashimaya Co., Ltd.	32,000	255,080

Office Electronics 0.9%
Konica Minolta Holdings, Inc.	81,500	784,052
Ricoh Co., Ltd.	140,000	1,785,213

		2,569,265

Oil, Gas & Consumable Fuels 0.5%
JX Holdings, Inc.*	301,900	1,492,171

Personal Products 0.4%
Shiseido Co. Ltd.	50,600	1,115,289

Pharmaceuticals 0.2%
Mitsubishi Tanabe Pharma Corp.	37,000	563,736

Real Estate Management & Development 0.8%
Mitsui Fudosan Co., Ltd.	89,000	1,238,744
Sumitomo Realty & Development Co., Ltd.	56,000	951,548

		2,190,292

Road & Rail 1.2%
East Japan Railway Co.	43,500	2,896,472
Nippon Express Co. Ltd.	98,000	441,595

		3,338,067

Software 0.8%
Konami Corp.	20,400	314,623
Nintendo Co., Ltd.	6,700	1,967,182

		2,281,805

Tobacco 0.9%
Japan Tobacco, Inc.	864	2,687,987

Trading Companies & Distributors 2.4%
ITOCHU Corp.	145,000	1,133,532
Marubeni Corp.	291,000	1,491,783
Mitsubishi Corp.	68,300	1,413,021
Mitsui & Co., Ltd.	246,300	2,873,284

		6,911,620

2010 Semiannual Report 7

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Common Stocks (continued)
	Shares	Market Value

JAPAN (continued)

Wireless Telecommunication Services 0.4%
KDDI Corp.	226	$1,077,271

		58,800,193

LUXEMBOURG 0.4%
Metals & Mining 0.4%
ArcelorMittal	45,139	1,210,709

NETHERLANDS 6.7%
Diversified Financial Services 0.7%
ING Groep NV CVA-NL*	286,252	2,118,412

Diversified Telecommunication Services 0.5%
Koninklijke (Royal) KPN NV	114,632	1,461,159

Food & Staples Retailing 0.2%
Koninklijke Ahold NV (b)	40,800	504,691

Food Products 0.7%
Unilever NV CVA-NL	77,101	2,105,568

Industrial Conglomerates 0.7%
Koninklijke Philips Electronics NV	62,451	1,864,916

Oil, Gas & Consumable Fuels 3.4%
Royal Dutch Shell PLC, Class A	389,525	9,814,579

Professional Services 0.5%
Randstad Holding NV*	34,400	1,351,755

		19,221,080

NEW ZEALAND 0.1%
Diversified Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.	302,104	387,634

NORWAY 0.6%
Commercial Banks 0.5%
DnB NOR ASA	143,004	1,375,441

Energy Equipment & Services 0.1%
Petroleum Geo-Services ASA*	41,800	348,419

		1,723,860

POLAND 0.1%
Metals & Mining 0.1%
KGHM Polska Miedz SA	14,800	382,308

PORTUGAL 0.5%
Electric Utilities 0.5%
EDP — Energias de Portugal SA	513,385	1,527,855

RUSSIA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Gazprom OAO ADR-RU	18,100	340,461
LUKOIL Holdings ADR-RU	13,900	715,850

		1,056,311

SINGAPORE 0.5%
Diversified Telecommunication Services 0.5%
Singapore Telecommunications Ltd. (a)	687,000	1,485,235

SOUTH AFRICA 0.6%
Diversified Financial Services 0.5%
African Bank Investments Ltd.	366,693	1,439,151

Industrial Conglomerates 0.1%
Bidvest Group Ltd.	13,584	214,983

		1,654,134

SOUTH KOREA 1.0%
Commercial Banks 0.3%
Hana Financial Group, Inc.	11,500	304,928
KB Financial Group, Inc.	11,746	450,234

		755,162

Household Durables 0.5%
LG Electronics, Inc.	18,299	1,391,529

Semiconductors & Semiconductor Equipment 0.2%
Samsung Electronics Co., Ltd.	1,170	733,840

		2,880,531

SPAIN 2.5%
Commercial Banks 0.8%
Banco Bilbao Vizcaya Argentaria SA	223,359	2,301,252

Diversified Telecommunication Services 1.7%
Telefonica SA	262,651	4,865,528

		7,166,780

SWEDEN 0.2%
Household Durables 0.2%
Electrolux AB	19,900	454,930

SWITZERLAND 3.5%
Insurance 1.0%
Zurich Financial Services AG	12,853	2,832,976

Media 0.3%
Informa PLC	165,000	871,753

Metals & Mining 0.7%
Xstrata PLC	166,530	2,180,653

Pharmaceuticals 1.5%
Novartis AG REG	60,810	2,947,043
Roche Holding AG	9,213	1,268,093

		4,215,136

		10,100,518

8 Semiannual Report 2010

Common Stocks (continued)
	Shares	Market Value

TAIWAN 0.8%
Electronic Equipment & Instruments 0.4%
Hon Hai Precision Industry Co., Ltd. GDR-TW* (a)	170,110	$1,223,928

Electronic Equipment, Instruments & Components 0.2%
AU Optronics Corp.	609,000	539,233

Semiconductors & Semiconductor Equipment 0.2%
United Microelectronics Corp*	1,003,000	441,442

		2,204,603

TURKEY 0.8%
Commercial Banks 0.8%
Turkiye Garanti Bankasi AS	421,607	1,754,574
Turkiye Vakiflar Bankasi Tao, Class D	179,400	407,935

		2,162,509

UNITED KINGDOM 18.0%
Aerospace & Defense 1.0%
BAE Systems PLC	268,600	1,250,123
Rolls-Royce Group PLC*	173,600	1,449,003
Rolls-Royce Group PLC, Class C* (b)	15,624,000	23,344

		2,722,470

Auto Components 0.4%
GKN PLC*	625,753	1,076,644

Commercial Banks 2.5%
Barclays PLC	432,600	1,726,725
HSBC Holdings PLC	487,732	4,455,776
Lloyds Banking Group PLC*	1,271,517	1,003,821

		7,186,322

Commercial Services & Supplies 0.3%
Rentokil Initial PLC*	504,300	808,182

Distributors 0.1%
Inchcape PLC*	86,730	316,912

Diversified Telecommunication Services 0.5%
BT Group PLC	761,423	1,469,772

Food Products 0.1%
Premier Foods PLC*	511,400	145,892

Hotels, Restaurants & Leisure 0.8%
Intercontinental Hotels Group PLC(b)	100,525	1,584,285
Thomas Cook Group PLC	117,400	310,743
Tui Travel PLC	132,300	411,611

		2,306,639

Industrial Conglomerates 0.3%
Cookson Group PLC*	153,576	882,790

Insurance 0.4%
Old Mutual PLC	732,900	1,122,105

Metals & Mining 1.6%
Eurasian Natural Resources Corp. PLC	35,700	454,277
Kazakhmys PLC	44,700	656,149
Petropavlovsk PLC	46,316	817,217
Rio Tinto PLC	59,000	2,590,949

		4,518,592

Multiline Retail 0.5%
Marks & Spencer Group PLC	265,600	1,308,455

Multi-Utilities 1.7%
Centrica PLC(b)	492,179	2,171,997
National Grid PLC	386,827	2,824,211

		4,996,208

Oil, Gas & Consumable Fuels 1.9%
BP PLC	762,287	3,649,195
Cairn Energy PLC*	294,101	1,806,783

		5,455,978

Pharmaceuticals 1.6%
AstraZeneca PLC	65,300	3,078,624
GlaxoSmithKline PLC (b)	95,588	1,623,167

		4,701,791

Road & Rail 0.2%
Firstgroup PLC	106,900	580,272

Specialty Retail 0.1%
Travis Perkins PLC*	38,500	418,809

Tobacco 1.3%
British American Tobacco PLC	66,700	2,116,778
Imperial Tobacco Group PLC	60,900	1,701,588

		3,818,366

Wireless Telecommunication Services 2.7%
Vodafone Group PLC	3,811,105	7,852,753

		51,688,952

Total Common Stocks (cost $313,354,242)		273,148,233

Preferred Stocks 0.9%

BRAZIL 0.3%
Metals & Mining 0.3%
Vale SA ADR-BR	33,100	695,762

GERMANY 0.6%
Automobiles 0.6%
Volkswagen AG	20,030	1,757,645

Total Preferred Stocks (cost $2,742,004)		2,453,407

2010 Semiannual Report 9

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

Mutual Fund 4.5%

	Shares	Market Value

Money Market Fund 4.5%
Invesco Liquid Assets Portfolio — Institutional Class, 0.21% (c)	13,048,759	$13,048,759

Total Mutual Fund (cost $13,048,759)		13,048,759

Repurchase Agreements 3.0%

	Principal Amount	Market Value

Morgan Stanley, 0.03%, dated 06/30/10, due 07/01/10, repurchase price $6,526,640, collateralized by U.S. Government Agency Securities 4.00%–8.50%, maturing 03/01/15–06/01/40; total market value of $6,657,401 (d)	$6,526,634	6,526,634
Barclays Capital, 0.01%, dated 06/30/10, due 07/01/10, repurchase price $2,000,001, collateralized by U.S. Government Treasury Securities 1.88%, maturing 06/30/15; total market value $2,040,000 (d)	2,000,000	2,000,000

Total Repurchase Agreements (cost $8,526,634)		8,526,634

Total Investments (cost $337,671,639) (e) — 103.6%		297,177,033

Liabilities in excess of other assets — (3.6)%		(10,268,124)

NET ASSETS — 100.0%		$286,908,909

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $8,042,135.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of June 30, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of June 30, 2010, was $8,526,634.

(e)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

BR	Brazil

CVA	Dutch Certificate

GDR	Global Depositary Receipt

KK	Joint Stock Company

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

PT	Limited Liability Company

REG	Registered Shares

RU	Russia

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SE	Sweden

SpA	Limited Share Company

TW	Taiwan

10 Semiannual Report 2010

At June 30, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	JPMorgan Chase Bank	7/15/10	(447,000)	$(409,108)	$(375,681)	$33,427
Australian Dollar	JPMorgan Chase Bank	7/15/10	(7,334,000)	(6,518,973)	(6,163,861)	355,112
Australian Dollar	JPMorgan Chase Bank	7/15/10	(1,392,000)	(1,206,947)	(1,169,906)	37,041
Australian Dollar	JPMorgan Chase Bank	7/15/10	(2,794,000)	(2,331,453)	(2,348,217)	(16,764)
Australian Dollar	HSBC Bank PLC	8/06/10	(719,464)	(631,722)	(603,091)	28,631
British Pound	JPMorgan Chase Bank	7/15/10	(1,952,000)	(2,931,026)	(2,916,484)	14,542
British Pound	JPMorgan Chase Bank	7/15/10	(1,015,000)	(1,540,425)	(1,516,512)	23,913
British Pound	Citibank NA	8/06/10	(585,000)	(893,699)	(874,048)	19,651
Canadian Dollar	JPMorgan Chase Bank	7/15/10	(727,000)	(707,901)	(682,862)	25,039
Canadian Dollar	JPMorgan Chase Bank	7/15/10	(4,380,000)	(4,378,468)	(4,114,080)	264,388
Canadian Dollar	JPMorgan Chase Bank	7/15/10	(669,000)	(634,009)	(628,383)	5,626
Canadian Dollar	Barclays Bank PLC	8/06/10	(251,409)	(240,999)	(236,113)	4,886
Canadian Dollar	JPMorgan Chase Bank	10/15/10	(694,000)	(675,715)	(651,449)	24,266
Euro	JPMorgan Chase Bank	7/15/10	(842,000)	(1,059,699)	(1,029,676)	30,023
Euro	JPMorgan Chase Bank	7/15/10	(15,262,000)	(20,423,914)	(18,663,798)	1,760,116
Euro	JPMorgan Chase Bank	7/15/10	(342,000)	(460,110)	(418,230)	41,880
Euro	Westpac Banking Corp.	8/06/10	(1,038,675)	(1,320,247)	(1,270,282)	49,965
Euro	Citibank NA	8/06/10	(882,462)	(1,104,425)	(1,079,236)	25,189
Euro	Goldman Sachs International	8/06/10	(1,022,750)	(1,257,420)	(1,250,806)	6,614
Euro	Citibank NA	8/06/10	(608,277)	(761,275)	(743,913)	17,362
Euro	HSBC Bank PLC	8/06/10	(653,653)	(870,463)	(799,407)	71,056
Euro	Societe Generale	8/06/10	(656,627)	(873,479)	(803,043)	70,436
Euro	State Street Bank and Trust	8/06/10	(675,727)	(836,801)	(826,404)	10,397
Euro	Royal Bank of Scotland	8/06/10	(1,660,165)	(2,079,333)	(2,030,354)	48,979
Euro	JPMorgan Chase Bank	10/15/10	(2,324,000)	(2,877,089)	(2,843,531)	33,558
Euro	JPMorgan Chase Bank	10/15/10	(2,751,000)	(3,388,682)	(3,365,986)	22,696
Hong Kong Dollar	Goldman Sachs International	8/06/10	(9,325,297)	(1,197,931)	(1,197,782)	149
Japanese Yen	JPMorgan Chase Bank	7/15/10	(78,998,000)	(853,737)	(893,679)	(39,942)
Japanese Yen	JPMorgan Chase Bank	7/15/10	(63,789,000)	(703,095)	(721,624)	(18,529)
Japanese Yen	JPMorgan Chase Bank	7/15/10	(56,942,000)	(636,992)	(644,166)	(7,174)
Japanese Yen	JPMorgan Chase Bank	7/15/10	(66,855,000)	(712,170)	(756,309)	(44,139)
Japanese Yen	JPMorgan Chase Bank	7/15/10	(679,381,000)	(7,358,462)	(7,685,618)	(327,156)
Japanese Yen	Citibank NA	8/06/10	(82,557,288)	(881,597)	(934,280)	(52,683)
Japanese Yen	JPMorgan Chase Bank	10/15/10	(76,379,000)	(855,730)	(865,521)	(9,791)
New Zealand Dollar	JPMorgan Chase Bank	7/15/10	(2,459,000)	(1,648,243)	(1,685,136)	(36,893)
New Zealand Dollar	JPMorgan Chase Bank	7/15/10	(572,000)	(409,340)	(391,987)	17,353
New Zealand Dollar	JPMorgan Chase Bank	7/15/10	(1,000)	(683)	(686)	(3)
New Zealand Dollar	JPMorgan Chase Bank	7/15/10	(6,255,000)	(4,471,011)	(4,286,509)	184,502
Norwegian Krone	JPMorgan Chase Bank	7/15/10	(22,468,000)	(3,435,091)	(3,450,135)	(15,044)
Norwegian Krone	JPMorgan Chase Bank	7/15/10	(2,426,000)	(409,486)	(372,531)	36,955
Norwegian Krone	JPMorgan Chase Bank	7/15/10	(3,134,000)	(506,243)	(481,250)	24,993
Norwegian Krone	Barclays Bank PLC	8/06/10	(1,463,701)	(221,091)	(224,503)	(3,412)
Swedish Krona	JPMorgan Chase Bank	7/15/10	(27,726,000)	(3,513,663)	(3,555,804)	(42,141)
Swedish Krona	JPMorgan Chase Bank	7/15/10	(2,945,000)	(407,929)	(377,691)	30,238
Swedish Krona	JPMorgan Chase Bank	7/15/10	(2,735,000)	(360,162)	(350,758)	9,404
Swiss Franc	JPMorgan Chase Bank	7/15/10	(1,448,000)	(1,303,718)	(1,343,686)	(39,968)
Swiss Franc	Westpac Banking Corp.	8/06/10	(627,423)	(567,540)	(582,430)	(14,890)

Total Short Contracts				$(90,867,296)	$(88,207,438)	$2,659,858

Long Contracts:
Australian Dollar	JPMorgan Chase Bank	7/15/10	1,764,000	$1,625,674	$1,482,554	$(143,120)
Australian Dollar	JPMorgan Chase Bank	7/15/10	12,687,000	11,586,149	10,662,789	(923,360)
Australian Dollar	Barclays Bank PLC	8/06/10	956,434	840,901	801,731	(39,170)
British Pound	JPMorgan Chase Bank	7/15/10	1,704,000	2,625,465	2,545,946	(79,519)

2010 Semiannual Report 11

Statement of Investments (Continued)
June 30, 2010 (Unaudited)

NVIT Multi-Manager International Value Fund (Continued)

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts: (continued)
British Pound	JPMorgan Chase Bank	7/15/10	1,263,000	$1,870,149	$1,887,048	$16,899
British Pound	HSBC Bank PLC	8/06/10	711,121	1,041,723	1,062,486	20,763
British Pound	Deutsche Bank Securities, Inc.	8/06/10	439,024	632,893	655,947	23,054
British Pound	Westpac Banking Corp.	8/06/10	907,881	1,309,286	1,356,465	47,179
British Pound	Westpac Banking Corp.	8/06/10	1,114,376	1,653,541	1,664,990	11,449
British Pound	JPMorgan Chase Bank	10/15/10	1,568,000	2,322,099	2,342,723	20,624
British Pound	JPMorgan Chase Bank	10/15/10	1,155,000	1,729,347	1,725,666	(3,681)
Canadian Dollar	JPMorgan Chase Bank	7/15/10	449,000	438,036	421,740	(16,296)
Canadian Dollar	Toronto Dominion Bank	8/06/10	3,965,141	3,901,814	3,723,894	(177,920)
Canadian Dollar	State Street Bank and Trust	8/06/10	782,759	753,907	735,135	(18,772)
Euro	JPMorgan Chase Bank	7/15/10	5,080,000	6,233,617	6,212,298	(21,319)
Euro	JPMorgan Chase Bank	7/15/10	2,026,000	2,577,072	2,477,582	(99,490)
Hong Kong Dollar	Societe Generale	8/06/10	5,599,926	721,877	719,279	(2,598)
Japanese Yen	JPMorgan Chase Bank	7/15/10	345,524,000	3,820,055	3,908,801	88,746
Japanese Yen	JPMorgan Chase Bank	7/15/10	479,710,000	5,186,166	5,426,804	240,638
Japanese Yen	JPMorgan Chase Bank	7/15/10	120,731,000	1,334,782	1,365,791	31,009
Japanese Yen	Barclays Bank PLC	8/06/10	78,624,028	865,030	889,769	24,739
Japanese Yen	Royal Bank of Scotland	8/06/10	92,076,883	1,021,127	1,042,012	20,885
Japanese Yen	Royal Bank of Scotland	8/06/10	186,736,436	1,992,924	2,113,250	120,326
Japanese Yen	Citibank NA	8/06/10	68,772,350	754,536	778,280	23,744
Japanese Yen	Barclays Bank PLC	8/06/10	95,665,066	1,040,132	1,082,618	42,486
Japanese Yen	HSBC Bank PLC	8/06/10	63,920,464	703,494	723,372	19,878
Japanese Yen	Barclays Bank PLC	8/06/10	91,796,277	1,009,952	1,038,836	28,884
Japanese Yen	Royal Bank of Scotland	8/06/10	88,003,777	980,685	995,917	15,232
New Zealand Dollar	JPMorgan Chase Bank	7/15/10	9,287,000	6,443,320	6,364,319	(79,001)
New Zealand Dollar	JPMorgan Chase Bank	10/15/10	1,088,000	760,784	740,203	(20,581)
New Zealand Dollar	JPMorgan Chase Bank	10/15/10	5,161,000	3,616,416	3,511,200	(105,216)
Norwegian Krone	JPMorgan Chase Bank	7/15/10	4,529,000	760,486	695,463	(65,023)
Norwegian Krone	JPMorgan Chase Bank	7/15/10	4,925,000	834,075	756,272	(77,803)
Norwegian Krone	JPMorgan Chase Bank	7/15/10	39,948,000	6,638,086	6,134,324	(503,762)
Norwegian Krone	JPMorgan Chase Bank	10/15/10	27,710,000	4,245,474	4,235,350	(10,124)
Swedish Krona	JPMorgan Chase Bank	7/15/10	4,179,000	585,786	535,948	(49,838)
Swedish Krona	JPMorgan Chase Bank	7/15/10	6,356,000	888,224	815,144	(73,080)
Swedish Krona	JPMorgan Chase Bank	7/15/10	49,338,000	6,826,691	6,327,499	(499,192)
Swedish Krona	Royal Bank of Canada	8/06/10	5,477,595	703,188	702,486	(702)
Swedish Krona	Barclays Bank PLC	8/06/10	5,066,668	688,146	649,785	(38,361)
Swedish Krona	JPMorgan Chase Bank	10/15/10	19,772,000	2,540,748	2,535,576	(5,172)
Swiss Franc	JPMorgan Chase Bank	7/15/10	2,594,000	2,450,383	2,407,127	(43,256)
Swiss Franc	JPMorgan Chase Bank	7/15/10	1,967,000	1,827,353	1,825,296	(2,057)
Swiss Franc	UBS AG	8/06/10	710,576	631,387	659,620	28,233

Total Long Contracts				$101,012,980	$98,739,335	$(2,273,645)

At June 30, 2010, the Fund’s open forward foreign currency contracts were as follows (Note 2)

								Unrealized
	Delivery		Currency		Currency	Market	Contract	Appreciation/
Counterparty	Date		Received		Delivered	Value	Value	(Depreciation)

Westpac Banking Corp.	8/06/10	469,699	Canadian Dollar	(525,894)	Australian Dollar	$440,831	$441,122	$291
Westpac Banking Corp.	8/06/10	468,629	Euro	(690,054)	Australian Dollar	578,438	573,126	(5,312)
Citibank NA	8/06/10	10,208,212	Canadian Dollar	(6,612,521)	British Pound	9,879,768	9,587,126	(292,642)
Morgan Stanley Co., Inc.	8/06/10	1,261,063	Euro	(1,053,532)	British Pound	1,574,083	1,542,259	(31,824)
Credit Suisse International	8/06/10	1,819,194	Swiss Franc	(1,079,045)	British Pound	1,612,201	1,688,739	76,538
Westpac Banking Corp.	8/06/10	12,748,476	Australian Dollar	(11,760,852)	Canadian Dollar	11,045,300	10,686,410	(358,890)
UBS AG	8/06/10	4,034,176	Euro	(5,385,019)	Canadian Dollar	5,057,385	4,933,729	(123,656)
State Street Bank and Trust	8/06/10	1,203,359	Norwegian Krone	(204,290)	Canadian Dollar	191,861	184,572	(7,289)
HSBC Bank PLC	8/06/10	1,120,766	Singapore Dollar	(828,581)	Canadian Dollar	778,169	801,024	22,855

12 Semiannual Report 2010

								Unrealized
	Delivery		Currency		Currency	Market	Contract	Appreciation/
Counterparty	Date		Received		Delivered	Value	Value	(Depreciation)

State Street Bank and Trust	8/06/10	18,743,666	Swedish Krona	(2,611,231)	Canadian Dollar	$2,452,359	$2,403,820	$(48,539)
Toronto Dominion Bank	8/06/10	139,158,490	Japanese Yen	(1,181,311)	Euro	1,444,724	1,574,822	130,098
Royal Bank of Scotland	8/06/10	1,031,664	Canadian Dollar	(7,879,604)	Hong Kong Dollar	1,012,091	968,896	(43,195)
Royal Bank of Canada	8/06/10	838,956	Canadian Dollar	(76,881,956)	Japanese Yen	870,054	787,913	(82,141)
UBS AG	8/06/10	2,149,206	Canadian Dollar	(2,306,098)	Swiss Franc	2,140,727	2,018,444	(122,283)
Westpac Banking Corp.	8/06/10	204,788	Canadian Dollar	(223,008)	Swiss Franc	207,016	192,329	(14,687)
Morgan Stanley Co., Inc.	8/06/10	856,718	Canadian Dollar	(1,285,955)	Turkish Lira	807,450	804,594	(2,856)

						$(40,092,457)	$(39,188,925)	$(903,532)

At June 30, 2010, the Fund’s open futures contracts were as follows (Note 2):

			Notional Value
Number of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Depreciation

60	DJ Euro STOXX 50	09/17/10	$1,888,956	$(96,277)
20	FTSE 100 Index	09/17/10	1,439,696	(94,119)
13	Topix Index	09/09/10	1,197,839	(52,221)

			$4,526,491	$(242,617)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 13

Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

NVIT
Multi-Manager
International
Value Fund

Assets:
Investments, at value* (cost $329,145,005)	$288,650,399
Repurchase agreements, at value and cost	8,526,634

Total Investments	297,177,033

Cash	21
Foreign currencies, at value (cost $1,630,056)	1,620,284
Interest and dividends receivable	736,805
Security lending income receivable	24,364
Receivable for investments sold	2,111,906
Receivable for capital shares issued	814,042
Reclaims receivable	176,997
Unrealized appreciation on forward foreign currency contracts (Note 2)	5,247,761
Prepaid expenses and other assets	2,911

Total Assets	307,912,124

Liabilities:
Payable for investments purchased	6,316,883
Payable for capital shares redeemed	87,491
Payable for variation margin on futures contracts	16,856
Unrealized depreciation on forward foreign currency contracts (Note 2)	5,765,080
Payable upon return of securities loaned (Note 2)	8,526,634
Accrued expenses and other payables:
Investment advisory fees	179,954
Fund administration fees	13,725
Distribution fees	9,143
Administrative servicing fees	28,220
Accounting and transfer agent fees	11,678
Trustee fees	115
Custodian fees	3,569
Compliance program costs (Note 3)	1,520
Professional fees	14,732
Printing fees	25,741
Other	1,874

Total Liabilities	21,003,215

Net Assets	$286,908,909

Represented by:
Capital	$493,083,723
Accumulated undistributed net investment income	3,229,601
Accumulated net realized losses from investment, futures and foreign currency transactions	(168,152,380)
Net unrealized appreciation/(depreciation) from investments	(40,494,606)
Net unrealized appreciation/(depreciation) from futures (Note 2)	(242,617)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(517,319)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	2,507

Net Assets	$286,908,909

* Includes value of securities on loan of $8,042,135 (Note 2)

The accompanying notes are an integral part of these financial statements.

14 Semiannual Report 2010

NVIT
Multi-Manager
International
Value Fund

Net Assets:
Class I Shares	$994,025
Class II Shares	837,694
Class III Shares	41,887,395
Class IV Shares	20,835,558
Class VI Shares	42,235,332
Class Y Shares	180,118,905

Total	$286,908,909

Shares Outstanding (unlimited number of shares authorized):
Class I Shares	121,487
Class II Shares	102,825
Class III Shares	5,139,853
Class IV Shares	2,548,337
Class VI Shares	5,208,757
Class Y Shares	22,036,737

Total	35,157,996

Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares	$8.18
Class II Shares	$8.15
Class III Shares	$8.15
Class IV Shares	$8.18
Class VI Shares	$8.11
Class Y Shares	$8.17

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 15

Statement of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

NVIT
Multi-Manager
International
Value Fund

INVESTMENT INCOME:
Interest income	$112
Dividend income	5,847,675
Income from securities lending (Note 2)	269,075
Foreign tax withholding	(629,945)

Total Income	5,486,917

EXPENSES:
Investment advisory fees	1,115,732
Fund administration fees	64,246
Distribution fees Class II Shares	1,207
Distribution fees Class VI Shares	57,016
Administrative servicing fees Class I Shares	925
Administrative servicing fees Class II Shares	725
Administrative servicing fees Class III Shares	36,826
Administrative servicing fees Class IV Shares	18,683
Administrative servicing fees Class VI Shares	34,210
Professional fees	20,120
Printing fees	18,580
Trustee fees	5,381
Custodian fees	9,692
Accounting and transfer agent fees	8,605
Compliance program costs (Note 3)	658
Other	6,572

Total expenses before earnings credits	1,399,178
Earnings credit (Note 5)	(9)

Net Expenses	1,399,169

NET INVESTMENT INCOME	4,087,748

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(594,565)
Net realized losses from futures transactions (Note 2)	(85,364)
Net realized gains from forward and foreign currency transactions (Note 2)	2,100,827

Net realized gains from investment, futures, forward currency and foreign currency transactions	1,420,898

Net change in unrealized appreciation/(depreciation) from investments	(58,405,659)
Net change in unrealized appreciation/(depreciation) from futures (Note 2)	(214,182)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(1,303,497)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(8,022)

Net change in unrealized appreciation/(depreciation) from investments, futures, forward currency contracts and translation of assets and liabilities denominated in foreign currencies	(59,931,360)

Net realized/unrealized losses from investments, futures, forward currency contracts and translation of assets and liabilities denominated in foreign currencies and foreign currency transactions	(58,510,462)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(54,422,714)

The accompanying notes are an integral part of these financial statements.

16 Semiannual Report 2010

Statements of Changes in Net Assets

	NVIT Multi-Manager
	International Value Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)
Operations:
Net investment income	$4,087,748	$6,162,360
Net realized gains/(losses) from investment, futures, forward currency and foreign currency transactions	1,420,898	(93,634,582)
Net change in unrealized appreciation/(depreciation) from investments, futures, forward currency contracts and translation of assets and liabilities denominated in foreign currencies	(59,931,360)	150,518,701

Change in net assets resulting from operations	(54,422,714)	63,046,479

Distributions to Shareholders From:
Net investment income:
Class I	(1,664)	(26,337)
Class II	(823)	(17,351)
Class III	(70,706)	(1,094,610)
Class IV	(35,117)	(516,151)
Class VI	(43,117)	(1,359,512)
Class Y	(372,592)	(2,729,025)

Change in net assets from shareholder distributions	(524,019)	(5,742,986)

Change in net assets from capital transactions	50,374,146	(18,786,490)

Change in net assets	(4,572,587)	38,517,003

Net Assets:
Beginning of period	291,481,496	252,964,493

End of period	$286,908,909	$291,481,496

Accumulated undistributed net investment income at end of period	$3,229,601	$(334,128)

CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued	$8	$4,787
Dividends reinvested	1,664	26,337
Cost of shares redeemed	(200,377)	(206,175)

Total Class I	(198,705)	(175,051)

Class II Shares
Proceeds from shares issued	71	(81)
Dividends reinvested	823	17,351
Cost of shares redeemed	(28,111)	(260,544)

Total Class II	(27,217)	(243,274)

Class III Shares
Proceeds from shares issued	1,820,299	4,008,846
Dividends reinvested	70,706	1,094,610
Cost of shares redeemed	(6,019,667)	(18,772,591)

Total Class III	(4,128,662)	(13,669,135)

Class IV Shares
Proceeds from shares issued	1,365,210	248,692
Dividends reinvested	35,117	516,151
Cost of shares redeemed	(3,005,240)	(5,579,479)

Total Class IV	(1,604,913)	(4,814,636)

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 17

Statements of Changes in Net Assets (Continued)

	NVIT Multi-Manager
	International Value Fund

	Six Months Ended	Year Ended
	June 30, 2010	December 31, 2009
	(Unaudited)

CAPITAL TRANSACTIONS: (continued)
Class VI Shares
Proceeds from shares issued	$5,377,820	$8,166,281
Dividends reinvested	43,117	1,359,512
Cost of shares redeemed	(1,012,996)	(92,208,446)

Total Class VI	4,407,941	(82,682,653)

Class Y Shares
Proceeds from shares issued	54,073,118	102,949,192
Dividends reinvested	372,592	2,729,025
Cost of shares redeemed	(2,520,008)	(22,879,958)

Total Class Y	51,925,702	82,798,259

Change in net assets from capital transactions	$50,374,146	$(18,786,490)

SHARE TRANSACTIONS:
Class I Shares
Issued	–	506
Reinvested	189	3,080
Redeemed	(20,678)	(25,686)

Total Class I Shares	(20,489)	(22,100)

Class II Shares
Issued	7	1
Reinvested	94	2,045
Redeemed	(2,991)	(34,828)

Total Class II Shares	(2,890)	(32,782)

Class III Shares
Issued	197,551	493,300
Reinvested	8,071	129,205
Redeemed	(642,939)	(2,333,625)

Total Class III Shares	(437,317)	(1,711,120)

Class IV Shares
Issued	143,367	32,187
Reinvested	3,995	60,526
Redeemed	(319,111)	(679,003)

Total Class IV Shares	(171,749)	(586,290)

Class VI Shares
Issued	576,468	1,013,820
Reinvested	4,945	167,783
Redeemed	(108,478)	(12,434,422)

Total Class VI Shares	472,935	(11,252,819)

Class Y Shares
Issued	5,815,134	12,727,421
Reinvested	42,388	314,700
Redeemed	(274,508)	(2,599,440)

Total Class Y Shares	5,583,014	10,442,681

Total change in shares	5,423,504	(3,162,430)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

18 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net				Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) From	from	Investment	Realized	Return of	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)
Class I Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.83	0.12	(1.76)	(1.64)	(0.01)	–	–	(0.01)	–	$8.18	(16.66%)	$994,025	0.99%	2.53%	0.99%	31.66%
Year Ended December 31, 2009 (e)	$7.73	0.20	2.08	2.28	(0.18)	–	–	(0.18)	–	$9.83	29.86%	$1,395,791	1.03%	2.37%	1.03%	103.22%
Year Ended December 31, 2008 (e)	$17.48	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.73	(46.31%)	$1,268,226	1.04%	2.99%	1.04%	114.10%
Year Ended December 31, 2007	$18.58	0.41	0.18	0.59	(0.39)	(1.30)	–	(1.69)	–	$17.48	2.92%	$2,902,902	0.99%	2.10%	0.99%	157.60%
Year Ended December 31, 2006	$16.60	0.35	3.18	3.53	(0.37)	(1.18)	–	(1.55)	–	$18.58	22.67%	$3,985,456	1.01%	1.95%	1.01%	48.61%
Year Ended December 31, 2005	$15.58	0.35	1.43	1.78	(0.21)	(0.55)	–	(0.76)	–	$16.60	12.09%	$4,349,208	0.91%	1.92%	0.91%	48.94%

Class II Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.79	0.11	(1.74)	(1.63)	(0.01)	–	–	(0.01)	–	$8.15	(16.68%)	$837,694	1.24%	2.36%	1.24%	31.66%
Year Ended December 31, 2009 (e)	$7.70	0.18	2.07	2.25	(0.16)	–	–	(0.16)	–	$9.79	29.51%	$1,035,457	1.28%	2.16%	1.28%	103.22%
Year Ended December 31, 2008 (e)	$17.44	0.38	(7.80)	(7.42)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.70	(46.48%)	$1,066,596	1.30%	2.78%	1.30%	114.10%
Year Ended December 31, 2007	$18.50	0.36	0.19	0.55	(0.31)	(1.30)	–	(1.61)	–	$17.44	2.71%	$2,488,431	1.23%	1.85%	1.23%	157.60%
Year Ended December 31, 2006	$16.54	0.30	3.17	3.47	(0.33)	(1.18)	–	(1.51)	–	$18.50	22.40%	$2,972,385	1.26%	1.68%	1.26%	48.61%
Year Ended December 31, 2005	$15.53	0.23	1.51	1.74	(0.18)	(0.55)	–	(0.73)	–	$16.54	11.79%	$2,852,388	1.17%	1.40%	1.17%	48.94%
Amounts designated as “ – “ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 19

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund (Continued)

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net				Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) From	from	Investment	Realized	Return of	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class III Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.79	0.12	(1.75)	(1.63)	(0.01)	–	–	(0.01)	–	$8.15	(16.62%)	$41,887,395	0.99%	2.59%	0.99%	31.66%
Year Ended December 31, 2009 (e)	$7.70	0.20	2.07	2.27	(0.18)	–	–	(0.18)	–	$9.79	29.84%	$54,613,978	1.03%	2.42%	1.03%	103.22%
Year Ended December 31, 2008 (e)	$17.43	0.42	(7.80)	(7.38)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.70	(46.33%)	$56,117,809	1.04%	3.01%	1.04%	114.10%
Year Ended December 31, 2007	$18.53	0.41	0.18	0.59	(0.39)	(1.30)	–	(1.69)	–	$17.43	2.93%	$138,847,001	0.99%	2.14%	0.99%	157.60%
Year Ended December 31, 2006	$16.56	0.34	3.18	3.52	(0.37)	(1.18)	–	(1.55)	–	$18.53	22.75%	$169,277,702	1.01%	1.87%	1.01%	48.61%
Year Ended December 31, 2005	$15.54	0.24	1.54	1.78	(0.21)	(0.55)	–	(0.76)	–	$16.56	12.05%	$116,151,030	0.93%	1.64%	0.93%	48.94%

Class IV Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.82	0.12	(1.75)	(1.63)	(0.01)	–	–	(0.01)	–	$8.18	(16.57%)	$20,835,558	0.99%	2.59%	0.99%	31.66%
Year Ended December 31, 2009 (e)	$7.72	0.20	2.08	2.28	(0.18)	–	–	(0.18)	–	$9.82	29.89%	$26,722,773	1.03%	2.40%	1.03%	103.22%
Year Ended December 31, 2008 (e)	$17.47	0.41	(7.81)	(7.40)	(0.15)	(2.10)	(0.10)	(2.35)	–	$7.72	(46.35%)	$25,538,325	1.04%	3.01%	1.04%	114.10%
Year Ended December 31, 2007	$18.57	0.40	0.20	0.60	(0.40)	(1.30)	–	(1.70)	–	$17.47	2.90%	$57,819,423	0.99%	2.09%	0.99%	157.60%
Year Ended December 31, 2006	$16.60	0.34	3.18	3.52	(0.37)	(1.18)	–	(1.55)	–	$18.57	22.74%	$67,199,978	1.02%	1.93%	1.02%	48.61%
Year Ended December 31, 2005	$15.57	0.25	1.52	1.77	(0.19)	(0.55)	–	(0.74)	–	$16.60	11.97%	$66,597,240	1.03%	1.56%	1.03%	48.94%
Amounts designated as “ – “ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

20 Semiannual Report 2010

Financial Highlights
Selected data for each share of capital outstanding throughout the periods indicated

NVIT Multi-Manager International Value Fund (Continued)

		Operations			Distributions							Ratios / Supplemental Data

			Net Realized												Ratio of
			and											Ratio of Net	Expenses
	Net Asset		Unrealized										Ratio of	Investment	(Prior to
	Value,	Net	Gains	Total	Net	Net				Net Asset		Net Assets	Expenses	Income	Reimbursements)
	Beginning	Investment	(Losses) From	from	Investment	Realized	Return of	Total	Redemption	Value, End	Total	at End of	to Average	to Average	to Average	Portfolio
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	Fees	of Period	Return (a)	Period	Net Assets (b)	Net Assets (b)	Net Assets (b) (c)	Turnover (d)

Class VI Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.75	0.11	(1.74)	(1.63)	(0.01)	–	–	(0.01)	–	$8.11	(16.74%)	$42,235,332	1.24%	2.43%	1.24%	31.66%
Year Ended December 31, 2009 (e)	$7.67	0.21	2.03	2.24	(0.16)	–	–	(0.16)	–	$9.75	29.49%	$46,170,735	1.29%	2.78%	1.29%	103.22%
Year Ended December 31, 2008 (e)	$17.38	0.34	(7.73)	(7.39)	(0.13)	(2.10)	(0.09)	(2.32)	–	$7.67	(46.45%)	$122,577,295	1.30%	2.70%	1.30%	114.10%
Year Ended December 31, 2007	$18.49	0.31	0.24	0.55	(0.36)	(1.30)	–	(1.66)	–	$17.38	2.70%	$282,602,468	1.23%	1.73%	1.23%	157.60%
Year Ended December 31, 2006	$16.56	0.30	3.17	3.47	(0.36)	(1.18)	–	(1.54)	–	$18.49	22.41%	$138,946,197	1.26%	1.40%	1.26%	48.61%
Year Ended December 31, 2005	$15.55	0.20	1.55	1.75	(0.19)	(0.55)	–	(0.74)	–	$16.56	11.80%	$42,916,002	1.19%	1.41%	1.19%	48.94%

Class Y Shares
Six Months Ended June 30, 2010 (Unaudited) (e)	$9.82	0.13	(1.76)	(1.63)	(0.02)	–	–	(0.02)	–	$8.17	(16.64%)	$180,118,905	0.84%	2.90%	0.84%	31.66%
Year Ended December 31, 2009 (e)	$7.72	0.20	2.09	2.29	(0.19)	–	–	(0.19)	–	$9.82	30.09%	$161,542,762	0.87%	2.38%	0.87%	103.22%
Period Ended December 31, 2008 (e)(f)	$15.84	0.25	(6.00)	(5.75)	(0.17)	(2.10)	(0.10)	(2.37)	–	$7.72	(40.66%)	$46,396,242	0.96%	1.54%	0.96%	114.10%
Amounts designated as “ – “ are zero or have been rounded to zero.

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	There were no fee reductions during the period.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Per share calculations were performed using average shares method.
(f)	For the period from March 27, 2008 (commencement of operations) through December 31, 2008.

The accompanying notes are an integral part of these financial statements.

2010 Semiannual Report 21

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. Organization

Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company, organized under the laws of Delaware by an amended and restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits under variable life insurance or annuity policies and to other mutual funds, such as “funds-of-funds,” the shares of which in turn are sold to life insurance company separate accounts to fund such variable annuity or life insurance benefits. As of June 30, 2010, the Trust operates fifty-five (55) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the NVIT Multi-Manager International Value Fund (the “Fund”), a series of the Trust. Currently, shares of the Fund are held only by separate accounts of Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company (collectively, “Nationwide”) and other series of the Trust that operate as funds-of-funds, such as the NVIT Cardinal Funds.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments as described below. Actual results upon sale of investments could differ from those valuations and those differences could be material.

(a)	Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no last quoted sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Prices are taken from the primary market or exchange in which each security trades. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Investment company securities are valued at net asset value (“NAV”) as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees. Short term debt securities, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees.

22 Semiannual Report 2010

The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances. Methods utilized to obtain a fair value may include the following, among others: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair value determinations may also take into account significant events that occur before the Valuation Time but after the close of the principal market on which such securities trades that materially affects the value of domestic or foreign securities. When fair-value pricing is employed, the prices of securities may differ from quoted or published prices for the same securities. Fair valuation of portfolio securities may occur on a daily basis.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:

Common Stocks

Aerospace & Defense	$584,228	$2,722,470	$—	$3,306,698

Auto Components	—	4,633,199	—	4,633,199

Automobiles	—	7,337,661	—	7,337,661

Beverages	—	3,392,931	—	3,392,931

Building Products	—	664,175	—	664,175

Capital Markets	—	4,357,660	—	4,357,660

Chemicals	—	5,720,019	—	5,720,019

Commercial Banks	1,388,820	36,626,801	—	38,015,621

Commercial Service & Supplies	—	808,182	—	808,182

Communications Equipment	—	1,569,846	—	1,569,846

Computers & Peripherals	—	3,703,000	—	3,703,000

Construction & Engineering	—	3,102,904	—	3,102,904

Construction Materials	—	1,760,085	—	1,760,085

Consumer Finance	—	1,449,620	—	1,449,620

Distributors	—	316,912	—	316,912

2010 Semiannual Report 23

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

Asset Type	Level 1	Level 2	Level 3	Total

Diversified Financial Services	—	3,557,563	—	3,557,563

Diversified Telecommunication Services	—	16,648,288	—	16,648,288

Electric Utilities	—	6,804,496	—	6,804,496

Electrical Equipment	—	3,003,222	—	3,003,222

Electronic Equipment & Instruments	—	1,223,928	—	1,223,928

Electronic Equipment, Instruments & Components	—	3,226,342	—	3,226,342

Energy Equipment & Services	—	798,503	—	798,503

Food & Staples Retailing	—	2,611,281	—	2,611,281

Food Products	—	2,251,460	—	2,251,460

Gas Utilities	—	2,483,680	—	2,483,680

Health Care Providers & Services	—	255,125	—	255,125

Hotels, Restaurants & Leisure	—	3,827,698	—	3,827,698

Household Durables	—	4,430,424	—	4,430,424

Industrial Conglomerates	—	7,489,266	—	7,489,266

Information Technology Services	—	1,292,118	—	1,292,118

Insurance	436,025	14,120,191	—	14,556,216

Leisure Equipments & Products	—	199,607	—	199,607

Machinery	—	2,343,605	—	2,343,605

Media	—	3,638,965	—	3,638,965

Metals & Mining	1,396,146	12,538,941	—	13,935,087

Multiline Retail	—	3,117,441	—	3,117,441

Multi-Utilities	—	7,618,300	—	7,618,300

Office Electronics	—	2,569,265	—	2,569,265

Oil, Gas & Consumable Fuels	4,689,584	20,611,975	—	25,301,559

Personal Products	—	1,115,289	—	1,115,289

Pharmaceuticals	—	18,978,975	—	18,978,975

Professional Services	—	2,447,786	—	2,447,786

Real Estate Management & Development	—	4,481,930	—	4,481,930

Road & Rail	—	3,918,339	—	3,918,339

Semiconductors & Semiconductor Equipment	—	1,175,282	—	1,175,282

Software	—	2,281,805	—	2,281,805

Specialty Retail	—	1,472,133	—	1,472,133

Tobacco	—	6,506,353	—	6,506,353

Trading Companies & Distributors	—	7,889,624	—	7,889,624

Transportation Infrastructure	—	628,741	—	628,741

Wireless Telecommunication Services	—	8,930,024	—	8,930,024

Total Common Stocks	8,494,803	264,653,430	—	273,148,233

Forward Currency Contracts	—	5,247,761	—	5,247,761

Mutual Fund	13,048,759	—	—	13,048,759

24 Semiannual Report 2010

Asset Type	Level 1	Level 2	Level 3	Total

Preferred Stocks

Automobiles	—	1,757,645	—	1,757,645

Metals & Mining	695,762	—	—	695,762

Total Preferred Stocks	695,762	1,757,645	—	2,453,407

Repurchase Agreements	—	8,526,634	—	8,526,634

Total Assets	22,239,324	280,185,470	—	302,424,794

Liabilities:

Forward Currency Contracts	—	(5,765,080)	—	(5,765,080)

Futures Contracts	(242,617)	—	—	(242,617)

Total Liabilities	(242,617)	(5,765,080)	—	(6,007,697)

Total	$21,996,707	$274,420,390	$—	$296,417,097

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Right

Balance as of 12/31/2009	$—

Accrued Accretion/(Amortization)	—

Change in Unrealized Appreciation/(Depreciation)	—

Net Purchases/(Sales)	—

Transfers In/(Out) of Level 3	—

Balance as of 06/30/2010	$—

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended June 30, 2010 there were no significant transfers between Levels 1 and 2.

(b)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund translates foreign currency transactions into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, receipts of income, and payments of expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates from those resulting from fluctuations in market prices of securities. The fluctuations are included in the net realized and unrealized gain or loss shown on the Statement of Operations.

(c)	Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S.

2010 Semiannual Report 25

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

Forward foreign currency contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/(depreciation) from forward foreign currency contracts,” and in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts.”

(d)	Futures Contracts

The Fund is subject to equity price risk, credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities, the value of fixed income securities, interest rates or foreign currencies. The Fund may also enter into futures contracts for non-hedging purposes. If the Fund does so, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the value of the Fund’s net assets after taking into account unrealized profits and unrealized losses on such futures contracts.

Futures contracts are contracts for delayed-delivery of securities or currencies at a specific future date and at a specific price or currency amount. Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value/market value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are valued daily at their last quoted sale price.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and the value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against defaults.

Futures contracts, if any, are disclosed in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures,” and in the Statement of Operations under “Net realized gains/ losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures.”

The Fund adopted amendments to authorative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of June 30, 2010.

26 Semiannual Report 2010

Fair Values of Derivative Instruments as of June 30, 2010

Derivatives not accounted for as hedging instruments

	Statement of Assets & Liabilities Location	Fair Value

Assets:

Futures — Equity contracts*	Net Assets — Unrealized appreciation from futures contracts	$—

Forward Foreign currency contracts	Receivables — Unrealized appreciation from forward foreign currency contracts	5,247,761

Total		$5,247,761

Liabilities:

Futures — Equity contracts*	Net Assets — Unrealized depreciation from futures contracts	$(242,617)

Forward Foreign currency contracts	Payables — Unrealized depreciation from forward foreign currency contracts	(5,765,080)

Total		$(6,007,697)

*	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2010

Realized Gain/(Loss)

Total

Futures — Equity contracts	$(85,364)

Forward Foreign currency contracts	1,850,729

Total	$1,765,365

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Statement of Operations for the Six Months Ended June 30, 2010

Total

Futures — Equity contracts	$(214,182)

Forward Foreign currency contracts	(1,303,497)

Total	$(1,517,679)

Amounts designated as “—” are zero or have been rounded to zero.

Information about derivative instruments reflected as of the date of this report is generally indicative of the type and volume of derivative activity for the six months ended June 30, 2010.

(e)	Repurchase Agreements

The Fund may enter into repurchase agreements with a member of the Federal Reserve System or a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund’s custodian or qualified sub-custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, realization of the collateral by the Fund may be delayed, and if the value of the collateral declines, the Fund may be unable to recover the full amount it paid under the repurchase agreements. The Fund may transfer uninvested cash balances into a

2010 Semiannual Report 27

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. government agency mortgages with the counterparty.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (“trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(g)	Securities Lending

To generate additional income, the Fund may lend its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers and other financial institutions. The Fund’s securities lending standards and guidelines require that (1) the borrower deliver cash or U.S. government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (2) at all times thereafter the borrower mark-to-market the collateral on a daily basis so that the market value of such collateral does not fall below 100% of the value of securities loaned. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans will be made, however, only to borrowers deemed by the Fund’s investment adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the adviser, the consideration which can be earned currently from these securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. JPMorgan Chase Bank, N.A. serves as securities lending agent for the securities lending program of the Fund. JPMorgan Chase Bank, N.A. receives a fee based on the value of the collateral received from borrowers. Information on the investment of cash collateral is shown in the Statement of Investments.

As of June 30, 2010, the Fund had securities with the following values on loan:

Value of Loaned Securities	Value of Collateral

$8,042,135	$8,526,634

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Distributions in excess of current and accumulated earnings and profits for federal income tax purposes are reported as a return of capital distribution.

(i)	Federal Income Taxes

It is the policy of the Fund to qualify and to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S.

28 Semiannual Report 2010

Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Beginning with the 2006 annual financial statements, the Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more-likely-than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, the Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The Fund’s taxable years 2006 to 2009 remain subject to examination by the Internal Revenue Service.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a series of the Trust are allocated proportionally among various or all series of the Trust. Income, Fund expenses, and realized and unrealized gains or losses are allocated among the classes of shares of the Fund based on the total net asset value of the class’s shares in proportion to the total net asset value of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, Nationwide Fund Advisors (“NFA”) manages the investment of the assets and supervises the daily business affairs of the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. In addition, NFA provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers of the Fund. The subadvisers manage all of the Fund’s investments and have the responsibility for making all investment decisions for the Fund.

Subadvisers

JPMorgan Investment Management, Inc.

AllianceBernstein L.P.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets and the following schedule (percentages indicate an annual basis):

Fee Schedule	Total Fees

Up to $500 million	0.75%

$500 million up to $2 billion	0.70%

$2 billion and more	0.65%

2010 Semiannual Report 29

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

From these fees, pursuant to subadvisory agreements, NFA pays fees to the subadvisers. NFA paid the subadvisers $654,291 for the six months ended June 30, 2010.

Nationwide Fund Management LLC (“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing Agent for the Fund.

Beginning May 1, 2010, under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets according to the fee schedule below of the Trust and Nationwide Mutual Funds, a Delaware statutory trust and registered investment company that is affiliated with the Trust.

Combined Fee Schedule

Up to $25 billion	0.025%

$25 billion and more	0.020%

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including but not limited to, the cost of pricing services that NFM utilizes.

Prior to May 1, 2010, under the terms of a Fund Administration and Transfer Agency Agreement, the fees for the services provided under this agreement were calculated based on the Trust’s average daily net assets according to the fee schedule below. The fees were then allocated proportionately among all series within the Trust in proportion to the average daily net assets of each series and paid to NFM.

Combined Fee Schedule[1]

Up to $1 billion	0.15%

$1 billion to $3 billion	0.10%

$3 billion to $8 billion	0.05%

$8 billion to $10 billion	0.04%

$10 billion to $12 billion	0.02%

$12 billion and more	0.01%

[1]	The assets of the NVIT Investor Destinations Aggressive, NVIT Investor Destinations Moderately Aggressive, NVIT Investor Destinations Moderate, NVIT Investor Destinations Moderately Conservative, NVIT Investor Destinations Conservative, NVIT Investor Destinations Capital Appreciation, NVIT Investor Destinations Balanced, NVIT Cardinal Aggressive, NVIT Cardinal Moderately Aggressive, NVIT Cardinal Moderate, NVIT Cardinal Capital Appreciation, NVIT Cardinal Conservative, NVIT Cardinal Moderately Conservative and the NVIT Cardinal Balanced Funds were excluded from the Trust asset level amount in order to calculate this asset based fee and did not pay any part of this fee.

NFM has entered into an agreement with a third party service provider to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service provide a fee for these services.

Under the terms of an Administrative Services Plan, the Fund may pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: establishing and maintaining shareholder accounts; processing purchase and redemption transactions; arranging bank wires; performing shareholder sub-accounting; answering inquires regarding the Fund; and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of Class I, Class II, Class III and Class VI shares and 0.20% of the average daily net assets of Class IV of the Fund.

For the six months ended June 30, 2010, NFS received $91,369 in Administrative Services fees from the Fund.

30 Semiannual Report 2010

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement dated September 12, 2006, between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. For the six months ended June 30, 2010, the Fund’s portion of such costs amounted to $658.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% of Class II and Class VI shares of the Fund.

4. Redemption Fees

The Fund reserves the right to assess a redemption fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner (the “contract owner”). A separate account that redeems Class III and Class VI shares on behalf of a contract owner may be subject to a 1.00% redemption fee if the separate account held the Class III and Class VI shares on behalf of the contract owner for 60 days or less, unless an exception applies as disclosed in the Fund’s Prospectus. The redemption fee is paid directly to the Fund and is intended to offset the cost to the Fund of excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading. For purposes of determining whether the redemption fee applies, the Class III and Class VI shares that were held on behalf of the contract owner the longest will be redeemed first.

For the six months ended June 30, 2010, the Fund had contributions to capital due to the collection of redemption fees in the amount of $2,211.

For the year ended December 31, 2009, the Fund had contributions to capital due to the collection of redemption fees in the amount of $4,811.

5. Bank Loans and Earnings Credit

The Trust has a credit agreement with JPMorgan Chase Bank, N.A., the Fund’s custodian bank, permitting the Trust to borrow up to $90,000,000. Borrowings under this arrangement bear interest at the greater of (a) the London Interbank Offered Rate or (b) the Federal Funds rate plus 1.25%. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, with a commitment fee of 0.10% per year on $90,000,000, and expires on July 22, 2010. Three (3) other lenders participate in this arrangement. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. There were no borrowings under this line of credit during the six months ended June 30, 2010.

The Trust’s custodian bank has agreed to provide earnings credits to reduce the bank’s fees when the Fund and other series of the Trust maintain cash on deposit in Demand Deposit Accounts (“DDA”). Bank fees and any offsetting earnings credits are first allocated to the DDAs based on their relative value, and are then allocated within each DDA based on the relative number of open shareholder accounts of each series of the Trust that uses such DDA. If the earnings credits for a particular month exceed gross service charges generated by the DDAs and overdraft charges, if any, the excess is applied towards custody account charges related to the safeguarding of assets for those series of the Trust that use the DDAs. Any excess earnings credits that remain unused expire at the end of each calendar year. Earnings credits, if any, are shown as a reduction of total expenses on the Statement of Operations.

2010 Semiannual Report 31

Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)

6. Investment Transactions

For the six months ended June 30, 2010, the Fund had purchases of $150,248,990 and sales of $90,022,560 (excluding short-term securities).

7. Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

8. Indemnifications

Under the Trust’s organizational documents, certain of the Trust’s Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into Indemnification Agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience however, the Trust expects the risk of loss to be remote.

9. Federal Tax Information

As of June 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

	Unrealized	Unrealized	Net Unrealized
Tax Cost of Securities	Appreciation	Depreciation	Appreciation/(Depreciation)

$348,244,001	$7,506,864	$(58,573,832)	$(51,066,968)

10. Subsequent Events

The Trust’s credit agreement with JPMorgan Chase Bank, N.A. has been renewed through July 21, 2011. The renewed credit arrangement is substantially similar to the arrangement that applied during the period ended June 30, 2010 (as discussed above under “Bank Loans and Earnings Credits”).

32 Semiannual Report 2010

Supplemental Information
June 30, 2010 (Unaudited)

A. Renewal of Advisory (and Sub-advisory) Agreements

The Trust’s investment advisory agreements (together, the “Advisory Agreement”) with its investment adviser and, as applicable, sub-advisers (together, the “Adviser”) must be approved for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of each series or fund of the Trust (individually a “Fund”), and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including the services and support provided to the Fund and its shareholders.

On January 21, 2010, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on continuation of the Advisory Agreements. The primary purpose of the January 21, 2010 meeting was to ensure that the Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreement, and to request any additional information they considered reasonably necessary to their deliberations.

In preparation for the January 21, 2010 meeting, the Trustees were provided, at the request of the Trustees, with a wide range of information to assist in their deliberations, including: (i) reports from Lipper Inc. describing, on a fund-by-fund basis, each Fund’s (a) performance rankings (where “first quintile” denotes the best performance) (over multiple years ended September 30, 2009) compared with performance groups and performance universes created by Lipper of similar or peer group funds, and (b) expense rankings (where “first quintile” denotes the lowest fees and expenses) comparing the Fund’s contractual advisory fee and total expenses with expense groups and expense universes created by Lipper of similar or peer group funds; (ii) information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple years ended September 30, 2009) compared with the Fund’s benchmark and Lipper categories; (iii) for Funds under “close review” and/or on the “watch list,” copies of letters from Adviser to the portfolio manager of each such Fund, together with the portfolio manager’s written response describing the reasons for the Fund’s underperformance, (iv) information from the Adviser describing, on a Fund-by-Fund basis, annual performance for the year ended September 30, 2009, (v) information from the Adviser describing, on a Fund-by-Fund basis, the Adviser’s profitability in providing services under the Advisory Agreement, together with an explanation of the Adviser’s methodology in calculating its profitability, (vi) the results of an expense and performance screening template designed by the Adviser to identify Funds whose expenses and/or performance may require greater scrutiny, and (viii) information from the Adviser describing ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent.

At the January 21, 2010 meeting, the Trustees reviewed, considered and discussed, among themselves and with the Adviser, Trust counsel and Independent Legal Counsel, among other things, the information described above, and information regarding: (i) the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of each Fund and the Adviser, (iii) the costs of the services provided by the Adviser under the Advisory Agreement and the profits realized by the Adviser thereunder, (iv) the extent to which economies of scale may be present and, if so, whether they are being shared with the Fund’s shareholders, (v) comparisons of the Adviser’s fees under the Advisory Agreement with investment advisory fees paid by a peer group of funds, and (vi) any ancillary benefits inuring to the Adviser and its affiliates as a result of being investment adviser for the Trust. The Trustees also considered, where applicable, expense caps and fee waivers; reports provided throughout the year with respect to brokerage and portfolio transactions, including the standards and performance in seeking best execution, allocation of soft dollars for research products and services, portfolio turnover rates, and other benefits from the allocation of

2010 Semiannual Report 33

Supplemental Information (Continued)
June 30, 2010 (Unaudited)

brokerage; the financial condition and stability of the Adviser; the terms of each Advisory Agreement; and the effect of advisory and other fees on the Fund’s total expenses, including comparisons of expenses and expense ratios with those of comparable mutual funds.

As part of the January 21, 2010 Board meeting, the Independent Trustees developed a list of follow-up matters and questions and asked that the Adviser respond to such matters and questions prior to the contract approval meeting of the Board of Trustees to be held on March 10, 2010.

At the March 10, 2010 meeting of the Board, the Board received and considered information provided by the Adviser in follow-up from the January 21, 2010 Board meeting. After consulting among themselves, and with the Adviser, Trust counsel and Independent Legal Counsel, based on their conclusion that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance, and for the reasons set forth in the following section, the Trustees concluded unanimously to renew the Advisory Agreements.

NVIT Multi-Manager International Value Fund

The Trustees reviewed the nature, extent, and quality of the services provided to the Fund by NFA and each of the Fund’s sub-advisers (i.e., AllianceBernstein L.P. (“AllianceBernstein”) and J.P. Morgan Investment Management, Inc.), and concluded that the nature, extent, and quality of those services were appropriate and consistent with the terms of the investment advisory and sub-advisory agreements and mutual fund industry norms. The Trustees noted that, for each of the three- and five-year periods ended September 30, 2009, the Fund’s performance for Class II shares was in the fifth quintile of its Peer Group, while for the one-year period ended September 30, 2009, the Fund’s performance for the Fund’s Class II shares was in the fourth quintile of its Peer Group. The Trustees noted that, for each period, the Fund underperformed its benchmark, the MSCI EAFE Index. The Trustees noted that the sleeve of the Fund managed by AllianceBernstein has been on the watch list since the fourth quarter of 2008. The Trustees then noted that the Fund’s more recent performance had improved and was near the top quintile for the six-month period ended December 31, 2009.

The Trustees noted that the Fund’s contractual advisory fee, actual advisory fee, and total expenses for Class II shares were in the first quintile of its Peer Group. The Trustees noted that the Fund’s Peer Group is not specifically limited to multi-manager funds. The Trustees then discussed portfolio management issues specific to multi-managed funds, including the fact that oversight, monitoring, and reporting of investments is more extensive when dealing with multiple managers, and operations and compliance efforts increase incrementally as the number of managers increase. The Trustees concluded that the cost of the services provided by NFA and the profits realized were fair and reasonable in relation to the services and benefits provided to the Fund. The Trustees noted that the breakpoints included in the Fund’s investment advisory fee schedule are a reasonable means to provide the benefits of economies of scale to shareholders as the Fund grows, although the asset level at which such economies can be realized and shared has not yet been achieved.

Based upon its evaluation of all of the factors and conclusions noted above, the Board concluded that the Advisory Agreement with respect to the Fund should be renewed.

34 Semiannual Report 2010

Management Information
June 30, 2010 (Unaudited)

Officers of the Trust
The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen is Chairman, Chief Executive Officer and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management).	86	None

Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	86	Director of Dentsply International, Inc. (dental products), Ultralife Batteries, Inc., Albany International Corp. (paper industry), Terex Corporation (construction equipment), and Minerals Technology Inc. (specialty chemicals)

C. Brent DeVore 1940	Trustee since June 1990	Dr. DeVore served as the interim President of Greensboro College from 2009 through April 2010. He served as President of Otterbein College from July 1984 until July 2009, and as President of Davis and Elkins College from 1982 through 1984.	86	None

Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden was a partner of Mitchell Madison Group LLC (management consulting company) from January 2006 until December 2006; she is currently a consultant with the company. Ms. Dryden was Managing Partner of marchFIRST, a global management consulting firm.	86	None

Barbara L. Hennigar 1935	Trustee since July 2000	Ms. Hennigar was Executive Vice President of Oppenheimer Funds (an asset management company) from October 1992 until June 2000; Chairman of Oppenheimer Funds Services from October 1999 until June 2000; and President and CEO from June 1992 until October 1999. She was previously Board Chair of a non-profit independent school, and is currently an independent trustee and endowment chair of St. Mary’s Academy, an independent school in Denver, CO.	86	None

2010 Semiannual Report 35

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Trustee is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

			Number of
	Position(s) Held		Portfolios in the	Other Directorships
	with the Trust	Principal Occupation(s)	Nationwide Fund	Held by Trustee
Name and	and Length of	During Past Five Years	Complex Overseen	During Past Five
Year of Birth	Time Served[1]	(or longer)[2]	by Trustee	Years[3]
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 to January 2006. From 1988 through 2003, Ms. Jacobs was also a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	86	None

Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler has been a board member of Compete Columbus (economic development group for Central Ohio) since February 2006. He has also served as the President and Chief Executive Officer of The Columbus Foundation, (a community foundation that manages over 1,700 individual funds and investments) since February 2002.	86	None

David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer, and Chairman of the Board of several publicly-held software and services companies, and as the managing partner of a “big 8” public accounting firm.	86	None

[1]	Length of time served includes time served with predecessor of the Trust.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
[3]	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.

36 Semiannual Report 2010

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Michael S. Spangler 1966	President and Chief Executive Officer since June 2008
Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[3], Nationwide Fund Management LLC[3] and Nationwide Fund Distributors LLC[3], and is a Senior Vice President of NFS[3]. From May 2004 through May 2008, Mr. Spangler was Managing Director, Head of Americas Retail and Intermediary Product Management for Morgan Stanley Investment Management.
			N/A	N/A

Stephen T. Grugeon 1950	Executive Vice President and Chief Operating Officer since June 2008
Mr. Grugeon is Executive Vice President and Chief Operating Officer of Nationwide Funds Group. From February 2008 through June 2008, he served as the acting President and Chief Executive Officer of the Trust and of Nationwide Funds Group. Mr. Grugeon is also President of NWD Investment Management, Inc. (“NWD Investments”), which represents certain asset management operations of Nationwide Mutual Insurance Company, and includes Nationwide SA Capital Trust[3]. From December 2006 until January 2008, he was Executive Vice President of NWD Investments. He was Vice President of NWD Investments from 2003 through 2006.
			N/A	N/A

Joseph Finelli 1957	Treasurer since September 2007
Mr. Finelli is the Principal Financial Officer and Vice President of Investment Accounting for Nationwide Funds Group[3]. From July 2001 until September 2007, he was Assistant Treasurer and Vice President of Investment Accounting and Operations of NWD Investments[3].
			N/A	N/A

Dorothy Sanders 1955	Chief Compliance Officer since October 2007
Ms. Sanders is Senior Vice President and Chief Compliance Officer of NFA. She also has oversight responsibility for Investment Advisory and Mutual Fund Compliance Programs in the Office of Compliance at Nationwide. From November 2004 to October 2007, she was Senior Director and Senior Counsel at Investors Bank & Trust (now State Street Bank).
			N/A	N/A

Eric E. Miller 1953	Secretary since December 2002	Mr. Miller is Senior Vice President, General Counsel, and Assistant Secretary for Nationwide Funds Group and NWD Investments[3].	N/A	N/A

2010 Semiannual Report 37

Management Information (Continued)
June 30, 2010 (Unaudited)

The address for each Officer is: c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406. (Continued)

	Position(s) Held with		Number of Portfolios in
Name and	Fund and Length of Time	Principal Occupation(s)	Fund Complex Overseen by	Other Directorships Held
Year of Birth	Served[1]	During Past Five Years[2]	Trustee	by Trustee[4]
Doff Meyer 1950	Vice President and Chief Marketing Officer since January 2008
Ms. Meyer is Senior Vice President and Chief Marketing Officer of Nationwide Funds Group (since August 2007)[3]. From September 2004 until August 2007, Ms. Meyer was Director of Finance and Marketing, Principal of Piedmont Real Estate Associates LLC.
			N/A	N/A

Lynnett Berger 1965	Vice President and Chief Investment Officer since April 2009
Ms. Berger is Senior Vice President and Chief Investment Officer of Nationwide Funds Advisors and Nationwide Investment Advisors, LLC since April 2009. Ms. Berger was Director of Economic and Risk Analysis Lab of M&T Bank from 2007 through 2008, and Chief Operating Officer of MTB Investment Advisors (subsidiary of M&T Bank) from 2003 through 2007.
			N/A	N/A

[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
[3]	These positions are held with an affiliated person or principal underwriter of the Funds.
[4]	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information, which is available without charge upon request, by calling 800-848-0920.

Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund. The Fund’s proxy voting policies and procedures are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

38 Semiannual Report 2010

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Item 2. Code of Ethics.
Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why the registrant has not done so.
Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.
Item 3. Audit Committee Financial Expert.
(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:
(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.
(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:
(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).
(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, the registrant must explain why the registrant does not have an audit committee financial expert.
Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.
Item 4. Principal Accountant Fees and Services.
     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.
     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of
Regulation S-X.
          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
     (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
     (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.
Item 5. Audit Committee of Listed Registrants.
(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.
          Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.
(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR § 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
          Not Applicable: The registrant is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.
Item 6. Investments.
(a)	File Schedule I — Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.
          This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:
(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested; and

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing. This Item 6(b) shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant of Section 12 of the Act.
          The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.
Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.
Item 8. Portfolio Managers of Closed-End Management Investment Company.
If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.
Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).
Not Applicable: The registrant is an open-end management investment company, not a closed-end management investment company.
Item 10. Submission of Matters to a Vote of Security Holders.
Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101), or this Item.
The Independent Trustees and the Board of Trustees of the registrant adopted a formal, written “Policy Regarding Shareholder Submission of Trustee Candidates,” as well as a formal, written “Statement of Policy On Criteria For Selecting Trustees,” on June 9, 2005, and June 10, 2005, respectively. Neither this policy nor this statement of policy has been materially changed since the Board of Trustees adoption of the policy and the statement of policy, respectively. The Nominating and Fund Governance Committee of the Board of Trustees (the “NFGC”) and the Board of Trustees, however, on November 11, 2005, and January 12, 2006, respectively, approved amendments to this policy; these amendments to the policy, though, concerned the criteria for selecting candidates for Trustees and the characteristics expected of candidates for Trustees, as set forth in the Exhibit A, “Statement of Policy On Criteria For Selecting Trustees,” to the policy and, arguably, may not be deemed to be material changes to the policy.
{NOTE — THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}
Item 11. Controls and Procedures.
(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.
     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).
Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.
Not Applicable.
(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.
Certifications pursuant to Rule 30a-2(b) are furnished herewith.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST
By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	August 30, 2010

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	August 30, 2010

*	Print the name and title of each signing officer under his or her signature.